UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD		20814
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company/ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	May 31

Date of reporting period:	June 1, 2011 to August 31, 2011

Item 1. Schedule of Investments.

The Trust’s Schedules of Investments as of the close of the reporting period prepared pursuant to Rules 12-12 — 12-14 Regulation S-X are as follows:

Ultra QQQ®

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 57.7%
	Consumer Discretionary - 9.8%

80,913	Amazon.com, Inc.*	$17,419,760
25,253	Apollo Group, Inc., Class A*	1,182,472
44,589	Bed Bath & Beyond, Inc.*	2,535,331
373,152	Comcast Corp., Class A	8,026,500
26,283	Ctrip.com International Ltd. (ADR)*	1,096,527
137,458	DIRECTV, Class A*	6,044,028
21,888	Dollar Tree, Inc.*	1,563,241
44,359	Expedia, Inc.	1,344,521
37,251	Garmin Ltd.	1,249,026
102,431	Liberty Media Corp. - Interactive, Class A*	1,620,458
62,221	Mattel, Inc.	1,671,878
9,389	Netflix, Inc.*	2,206,509
327,275	News Corp., Class A	5,652,039
24,678	O’Reilly Automotive, Inc.*	1,601,109
8,885	priceline.com, Inc.*	4,773,555
21,031	Ross Stores, Inc.	1,609,397
19,277	Sears Holdings Corp.*	1,154,500
705,821	Sirius XM Radio, Inc.*	1,270,478
127,668	Staples, Inc.	1,881,826
134,200	Starbucks Corp.	5,182,804
29,047	Urban Outfitters, Inc.*	760,305
56,793	Virgin Media, Inc.	1,440,270
22,335	Wynn Resorts Ltd.	3,455,671
		74,742,205
	Consumer Staples - 1.4%

78,205	Costco Wholesale Corp.	6,142,221
27,361	Green Mountain Coffee Roasters, Inc.*	2,865,791
31,454	Whole Foods Market, Inc.	2,076,908
		11,084,920
	Health Care - 6.4%

32,914	Alexion Pharmaceuticals, Inc.*	1,907,202
166,442	Amgen, Inc.	9,221,719
43,251	Biogen Idec, Inc.*	4,074,244
82,854	Celgene Corp.*	4,927,327
30,114	Cerner Corp.*	1,986,319
25,194	DENTSPLY International, Inc.	886,829
94,788	Express Scripts, Inc.*	4,449,349
140,903	Gilead Sciences, Inc.*	5,619,916
16,516	Henry Schein, Inc.*	1,088,569
22,050	Illumina, Inc.*	1,148,805
7,036	Intuitive Surgical, Inc.*	2,683,179
32,006	Life Technologies Corp.*	1,344,252
78,642	Mylan, Inc.*	1,632,608
41,732	QIAGEN N.V.*	644,342
125,891	Teva Pharmaceutical Industries Ltd. (ADR)	5,206,852
36,882	Vertex Pharmaceuticals, Inc.*	1,669,648
45,447	Warner Chilcott plc, Class A	775,326
		49,266,486
	Industrials - 1.4%

29,644	C.H. Robinson Worldwide, Inc.	2,089,902
38,022	Expeditors International of Washington, Inc.	1,730,001
52,784	Fastenal Co.	1,767,208
18,761	Joy Global, Inc.	1,565,605
65,431	PACCAR, Inc.	2,462,169
15,376	Stericycle, Inc.*	1,348,629
		10,963,514
	Information Technology - 37.8%

204,831	Activision Blizzard, Inc.	2,425,199
90,301	Adobe Systems, Inc.*	2,279,197
33,424	Akamai Technologies, Inc.*	733,323
57,683	Altera Corp.	2,099,084
165,550	Apple, Inc.*	63,708,606
235,996	Applied Materials, Inc.	2,671,475
41,134	Autodesk, Inc.*	1,159,979
89,446	Automatic Data Processing, Inc.	4,474,983
48,543	Baidu, Inc. (ADR)*	7,076,599
31,668	BMC Software, Inc.*	1,286,037
86,387	Broadcom Corp., Class A*	3,079,697
90,602	CA, Inc.	1,901,736
37,160	Check Point Software Technologies Ltd.*	2,022,990
984,658	Cisco Systems, Inc.	15,439,437
33,654	Citrix Systems, Inc.*	2,033,711
54,461	Cognizant Technology Solutions Corp., Class A*	3,455,550
337,851	Dell, Inc.*	5,022,155
232,347	eBay, Inc.*	7,172,552
59,512	Electronic Arts, Inc.*	1,343,781
14,519	F5 Networks, Inc.*	1,185,041
15,430	First Solar, Inc.*	1,542,691
25,715	Fiserv, Inc.*	1,435,668
135,691	Flextronics International Ltd.*	780,223
28,580	FLIR Systems, Inc.	739,365
45,287	Google, Inc., Class A*	24,498,456
15,077	Infosys Ltd. (ADR)	778,275
949,178	Intel Corp.	19,106,953
54,166	Intuit, Inc.*	2,672,009
30,060	KLA-Tencor Corp.	1,102,601
22,291	Lam Research Corp.*	828,334
40,761	Linear Technology Corp.	1,166,987
109,447	Marvell Technology Group Ltd.*	1,439,228
52,875	Maxim Integrated Products, Inc.	1,218,769
34,094	Microchip Technology, Inc.	1,118,965
179,291	Micron Technology, Inc.*	1,059,610
1,509,643	Microsoft Corp.	40,156,504
65,863	NetApp, Inc.*	2,477,766
107,469	NVIDIA Corp.*	1,430,412
905,939	Oracle Corp.	25,429,708
64,780	Paychex, Inc.	1,747,764
298,896	QUALCOMM, Inc.	15,381,188
93,779	Research In Motion Ltd.*	3,046,880
42,675	SanDisk Corp.*	1,564,039
76,996	Seagate Technology plc	891,614
135,263	Symantec Corp.*	2,319,760
30,171	VeriSign, Inc.	939,827
47,542	Xilinx, Inc.	1,480,458
233,249	Yahoo!, Inc.*	3,173,353
		290,098,539
	Materials - 0.2%

21,800	Sigma-Aldrich Corp.	1,403,702

	Telecommunication Services - 0.7%

30,471	NII Holdings, Inc.*	1,174,048
155,170	Vodafone Group plc (ADR)	4,087,178
		5,261,226
	Total Common Stocks (Cost $481,191,872)	442,820,592

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 3.1%
	Federal Home Loan Bank
$615,143	0.00%, due 09/01/11	$615,143
	U.S. Treasury Bill
23,000,000	0.00%, due 09/08/11	22,999,977
	Total U.S. Government & Agency Securities (Cost $23,615,123)	23,615,120

	Repurchase Agreements (a)(b) - 25.5%
195,336,192	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $195,336,578	195,336,192
	Total Repurchase Agreements (Cost $195,336,192)	195,336,192

	Total Investment Securities (Cost $700,143,187) — 86.3%	661,771,904
	Other assets less liabilities — 13.7%	104,851,115
	Net Assets — 100.0%	$766,623,019

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $155,302,183.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR	American Depositary Receipt

As of August 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,701,699
Aggregate gross unrealized depreciation	(50,678,449)
Net unrealized depreciation	$(40,976,750)
Federal income tax cost of investments	$702,748,654

Futures Contracts Purchased

Ultra QQQ® had the following open long futures contracts as of August 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini NASDAQ-100 Futures Contracts	2,506	09/16/11	$112,431,690	$3,821,810

Cash collateral in the amount of $9,378,325 was pledged to cover margin requirements for open futures contracts as of August 31, 2011.

Swap Agreements

Ultra QQQ® had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100® Index	$24,343,421	$(504,148)

Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	156,818,949	18,265,654

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ-100® Index	8,692,890	709,802

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	61,554,998	1,274,406

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	32,626,336	1,922,432

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100® Index	117,995,093	18,771,611

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	506,741,998	41,343,451

Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	69,208,639	14,087,206

		$95,870,414

See accompanying notes to schedules of portfolio investments.

Ultra Dow30SM

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 55.1%
	Consumer Discretionary - 5.7%

109,291	Home Depot, Inc.	$3,648,134
109,291	McDonald’s Corp.	9,886,464
109,291	Walt Disney Co. (The)	3,722,451
		17,257,049
	Consumer Staples - 8.0%

109,291	Coca-Cola Co. (The)	7,699,551
109,291	Kraft Foods, Inc., Class A	3,827,371
109,291	Procter & Gamble Co. (The)	6,959,651
109,291	Wal-Mart Stores, Inc.	5,815,374
		24,301,947
	Energy - 6.2%

109,291	Chevron Corp.	10,809,973
109,291	Exxon Mobil Corp.	8,091,906
		18,901,879
	Financials - 5.2%

109,291	American Express Co.	5,432,856
109,291	Bank of America Corp.	892,907
109,291	JPMorgan Chase & Co.	4,104,970
109,291	Travelers Cos., Inc. (The)	5,514,824
		15,945,557
	Health Care - 4.2%

109,291	Johnson & Johnson	7,191,348
109,291	Merck & Co., Inc.	3,619,718
109,291	Pfizer, Inc.	2,074,343
		12,885,409
	Industrials - 11.9%

109,291	3M Co.	9,068,967
109,291	Boeing Co. (The)	7,307,196
109,291	Caterpillar, Inc.	9,945,481
109,291	General Electric Co.	1,782,536
109,291	United Technologies Corp.	8,114,857
		36,219,037
	Information Technology - 9.4%

109,291	Cisco Systems, Inc.	1,713,683
109,291	Hewlett-Packard Co.	2,844,845
109,291	Intel Corp.	2,200,028
109,291	International Business Machines Corp.	18,788,216
109,291	Microsoft Corp.	2,907,140
		28,453,912
	Materials - 2.2%

109,291	Alcoa, Inc.	1,400,018
109,291	E.I. du Pont de Nemours & Co.	5,275,476
		6,675,494
	Telecommunication Services - 2.3%

109,291	AT&T, Inc.	3,112,608
109,291	Verizon Communications, Inc.	3,953,055
		7,065,663
	Total Common Stocks (Cost $180,848,627)	167,705,947

Principal Amount
	U.S. Government & Agency Securities (a) - 3.4%
	Federal Home Loan Bank
$331,009	0.00%, due 09/01/11	331,009
	U.S. Treasury Bill
10,000,000	0.00%, due 09/08/11	9,999,989
	Total U.S. Government & Agency Securities (Cost $10,330,999)	10,330,998

	Repurchase Agreements (a)(b) - 30.0%
91,154,018	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $91,154,210	91,154,018
	Total Repurchase Agreements (Cost $91,154,018)	91,154,018

	Total Investment Securities (Cost $282,333,644) — 88.5%	269,190,963
	Other assets less liabilities — 11.5%	34,999,614
	Net Assets — 100.0%	$304,190,577

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $75,965,068.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,391,285
Aggregate gross unrealized depreciation	(14,533,966)
Net unrealized depreciation	$(13,142,681)
Federal income tax cost of investments	$282,333,644

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of August 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation

E-Mini Dow Jones Futures Contracts	855	09/16/11	$49,598,550	$(164,642)

Cash collateral in the amount of $4,484,475 was pledged to cover margin requirements for open futures contracts as of August 31, 2011.

Swap Agreements

Ultra Dow30SM had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$8,837,565	$408,378

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	105,494,972	8,831,834

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones Industrial AverageSM Index	9,166,557	662,777

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	15,039,650	711,154

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	10,031,399	56,336

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	221,527,730	16,024,750

Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	20,984,722	3,426,315

		$30,121,544

See accompanying notes to schedules of portfolio investments.

Ultra S&P500®

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 76.3%
	Consumer Discretionary - 8.2%

10,276	Abercrombie & Fitch Co., Class A	$653,656
41,779	Amazon.com, Inc.*	8,994,601
14,248	Apollo Group, Inc., Class A*	667,163
7,464	AutoNation, Inc.*	301,396
2,992	AutoZone, Inc.*	918,544
29,101	Bed Bath & Beyond, Inc.*	1,654,683
37,717	Best Buy Co., Inc.	965,178
8,746	Big Lots, Inc.*	296,489
26,984	Cablevision Systems Corp., Class A	487,331
26,389	CarMax, Inc.*	741,795
50,495	Carnival Corp.	1,667,850
78,181	CBS Corp., Class B	1,958,434
3,625	Chipotle Mexican Grill, Inc.*	1,135,966
34,330	Coach, Inc.	1,930,033
323,509	Comcast Corp., Class A	6,958,679
32,843	D.R. Horton, Inc.	345,508
15,993	Darden Restaurants, Inc.	769,263
7,139	DeVry, Inc.	315,401
89,789	DIRECTV, Class A*	3,948,022
32,603	Discovery Communications, Inc., Class A*	1,378,455
23,357	Expedia, Inc.	707,951
14,293	Family Dollar Stores, Inc.	763,103
444,231	Ford Motor Co.*	4,939,849
18,052	Fortune Brands, Inc.	1,031,130
16,501	GameStop Corp., Class A*	394,869
28,156	Gannett Co., Inc.	325,202
45,713	Gap, Inc. (The)	755,179
18,417	Genuine Parts Co.	1,013,303
28,587	Goodyear Tire & Rubber Co. (The)*	356,194
35,666	H&R Block, Inc.	539,270
27,620	Harley-Davidson, Inc.	1,067,789
8,190	Harman International Industries, Inc.	296,396
15,976	Hasbro, Inc.	618,910
186,256	Home Depot, Inc.	6,217,225
35,048	International Game Technology	534,833
57,163	Interpublic Group of Cos., Inc. (The)	493,317
24,922	J.C. Penney Co., Inc.	663,673
79,331	Johnson Controls, Inc.	2,529,072
32,847	Kohl’s Corp.	1,522,130
16,734	Leggett & Platt, Inc.	371,327
18,805	Lennar Corp., Class A	276,434
29,460	Limited Brands, Inc.	1,111,820
152,225	Lowe’s Cos., Inc.	3,033,844
49,884	Macy’s, Inc.	1,294,490
33,183	Marriott International, Inc., Class A	971,598
40,684	Mattel, Inc.	1,093,179
121,306	McDonald’s Corp.	10,973,341
35,641	McGraw-Hill Cos., Inc. (The)	1,500,843
5,090	Netflix, Inc.*	1,196,201
34,066	Newell Rubbermaid, Inc.	471,473
267,272	News Corp., Class A	4,615,787
44,371	NIKE, Inc., Class B	3,844,747
19,667	Nordstrom, Inc.	894,062
32,850	Omnicom Group, Inc.	1,332,068
16,086	O’Reilly Automotive, Inc.*	1,043,660
5,831	priceline.com, Inc.*	3,132,763
39,417	PulteGroup, Inc.*	189,202
7,499	Ralph Lauren Corp.	1,028,188
13,657	Ross Stores, Inc.	1,045,102
10,666	Scripps Networks Interactive, Inc., Class A	457,038
5,077	Sears Holdings Corp.*	304,062
83,410	Staples, Inc.	1,229,463
87,714	Starbucks Corp.	3,387,515
22,779	Starwood Hotels & Resorts Worldwide, Inc.	1,015,032
80,602	Target Corp.	4,164,705
14,935	Tiffany & Co.	1,074,723
39,330	Time Warner Cable, Inc.	2,576,115
125,177	Time Warner, Inc.	3,963,104
45,185	TJX Cos., Inc.	2,468,005
14,524	Urban Outfitters, Inc.*	380,166
10,189	VF Corp.	1,192,724
68,439	Viacom, Inc., Class B	3,301,497
221,082	Walt Disney Co. (The)	7,530,053
686	Washington Post Co. (The), Class B	244,051
8,955	Whirlpool Corp.	561,389
19,864	Wyndham Worldwide Corp.	645,183
8,939	Wynn Resorts Ltd.	1,383,042
54,457	Yum! Brands, Inc.	2,960,827
		139,116,665
	Consumer Staples - 8.7%

244,811	Altria Group, Inc.	6,656,411
79,735	Archer-Daniels-Midland Co.	2,270,853
50,286	Avon Products, Inc.	1,134,452
12,076	Brown-Forman Corp., Class B	866,453
21,296	Campbell Soup Co.	678,703
15,637	Clorox Co.	1,089,899
267,719	Coca-Cola Co. (The)	18,860,804
38,024	Coca-Cola Enterprises, Inc.	1,050,223
57,208	Colgate-Palmolive Co.	5,147,004
47,807	ConAgra Foods, Inc.	1,167,447
20,886	Constellation Brands, Inc., Class A*	412,916
51,073	Costco Wholesale Corp.	4,011,273
158,562	CVS Caremark Corp.	5,693,961
21,473	Dean Foods Co.*	185,527
25,893	Dr. Pepper Snapple Group, Inc.	996,363
13,335	Estee Lauder Cos., Inc. (The), Class A	1,302,296
74,649	General Mills, Inc.	2,829,944
37,655	H. J. Heinz Co.	1,982,159
17,947	Hershey Co. (The)	1,052,591
16,219	Hormel Foods Corp.	447,807
13,601	J.M. Smucker Co. (The)	980,496
29,298	Kellogg Co.	1,591,467
45,961	Kimberly-Clark Corp.	3,178,663
205,582	Kraft Foods, Inc., Class A	7,199,482
70,923	Kroger Co. (The)	1,670,946
16,862	Lorillard, Inc.	1,878,764
15,547	McCormick & Co., Inc. (Non-Voting)	742,991
23,885	Mead Johnson Nutrition Co.	1,701,806
18,567	Molson Coors Brewing Co., Class B	812,306
184,820	PepsiCo, Inc.	11,907,953
207,952	Philip Morris International, Inc.	14,415,233
326,441	Procter & Gamble Co. (The)	20,787,763
39,519	Reynolds American, Inc.	1,484,729
41,434	Safeway, Inc.	759,485
68,431	Sara Lee Corp.	1,234,495
24,833	SUPERVALU, Inc.	197,919
68,273	Sysco Corp.	1,906,865

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
34,995	Tyson Foods, Inc., Class A	$611,363
107,058	Walgreen Co.	3,769,512
223,398	Wal-Mart Stores, Inc.	11,887,008
17,514	Whole Foods Market, Inc.	1,156,449
		147,712,781
	Energy - 9.5%

26,572	Alpha Natural Resources, Inc.*	878,736
58,164	Anadarko Petroleum Corp.	4,289,595
44,809	Apache Corp.	4,618,464
50,835	Baker Hughes, Inc.	3,106,527
12,218	Cabot Oil & Gas Corp.	926,857
28,646	Cameron International Corp.*	1,488,446
76,884	Chesapeake Energy Corp.	2,490,273
235,150	Chevron Corp.	23,258,686
165,339	ConocoPhillips	11,254,626
26,552	CONSOL Energy, Inc.	1,212,364
46,427	Denbury Resources, Inc.*	740,511
49,470	Devon Energy Corp.	3,355,550
8,178	Diamond Offshore Drilling, Inc.	521,184
89,914	El Paso Corp.	1,720,954
31,388	EOG Resources, Inc.	2,906,215
17,521	EQT Corp.	1,048,106
576,140	Exxon Mobil Corp.	42,657,406
28,142	FMC Technologies, Inc.*	1,251,193
106,996	Halliburton Co.	4,747,413
12,530	Helmerich & Payne, Inc.	714,461
35,335	Hess Corp.	2,096,779
83,298	Marathon Oil Corp.	2,242,382
41,606	Marathon Petroleum Corp.	1,541,918
22,654	Murphy Oil Corp.	1,213,801
33,589	Nabors Industries Ltd.*	619,381
49,477	National Oilwell Varco, Inc.	3,271,419
15,468	Newfield Exploration Co.*	789,641
29,456	Noble Corp.*	994,435
20,644	Noble Energy, Inc.	1,824,104
94,985	Occidental Petroleum Corp.	8,238,999
31,683	Peabody Energy Corp.	1,546,130
13,631	Pioneer Natural Resources Co.	1,065,535
20,641	QEP Resources, Inc.	726,770
18,774	Range Resources Corp.	1,215,804
14,867	Rowan Cos., Inc.*	536,253
158,692	Schlumberger Ltd.	12,397,019
40,716	Southwestern Energy Co.*	1,545,172
75,983	Spectra Energy Corp.	1,973,279
14,147	Sunoco, Inc.	539,567
16,868	Tesoro Corp.*	405,844
66,645	Valero Energy Corp.	1,514,174
68,741	Williams Cos., Inc. (The)	1,855,320
		161,341,293
	Financials - 10.9%

39,498	ACE Ltd.	2,550,781
54,668	Aflac, Inc.	2,062,077
61,131	Allstate Corp. (The)	1,603,466
122,307	American Express Co.	6,079,881
51,028	American International Group, Inc.*	1,292,539
28,325	Ameriprise Financial, Inc.	1,294,453
38,688	AON Corp.	1,807,890
14,054	Apartment Investment & Management Co., Class A (REIT)	373,415
11,271	Assurant, Inc.	396,401
10,807	AvalonBay Communities, Inc. (REIT)	1,473,859
1,184,989	Bank of America Corp.	9,681,360
145,234	Bank of New York Mellon Corp. (The)	3,001,987
81,454	BB&T Corp.	1,815,610
202,440	Berkshire Hathaway, Inc., Class B*	14,778,120
11,736	BlackRock, Inc.	1,933,506
16,983	Boston Properties, Inc. (REIT)	1,771,157
53,687	Capital One Financial Corp.	2,472,286
34,154	CB Richard Ellis Group, Inc., Class A*	517,775
122,821	Charles Schwab Corp. (The)	1,514,383
34,207	Chubb Corp.	2,117,071
19,078	Cincinnati Financial Corp.	532,658
341,572	Citigroup, Inc.	10,605,811
7,863	CME Group, Inc.	2,100,365
23,490	Comerica, Inc.	601,109
63,795	Discover Financial Services	1,605,082
29,419	E*Trade Financial Corp.*	363,619
34,485	Equity Residential (REIT)	2,109,792
10,878	Federated Investors, Inc., Class B	192,649
107,461	Fifth Third Bancorp	1,141,236
30,844	First Horizon National Corp.	217,142
16,847	Franklin Resources, Inc.	2,020,292
57,317	Genworth Financial, Inc., Class A*	396,060
60,534	Goldman Sachs Group, Inc. (The)	7,035,261
52,108	Hartford Financial Services Group, Inc.	997,347
47,467	HCP, Inc. (REIT)	1,769,570
20,641	Health Care REIT, Inc. (REIT)	1,051,865
80,261	Host Hotels & Resorts, Inc. (REIT)	949,488
61,546	Hudson City Bancorp, Inc.	382,201
101,016	Huntington Bancshares, Inc./OH	508,110
8,598	IntercontinentalExchange, Inc.*	1,014,134
54,063	Invesco Ltd.	989,353
21,808	Janus Capital Group, Inc.	159,198
464,706	JPMorgan Chase & Co.	17,454,357
111,252	KeyCorp	738,713
47,588	Kimco Realty Corp. (REIT)	842,308
17,351	Legg Mason, Inc.	493,983
23,131	Leucadia National Corp.	685,372
36,639	Lincoln National Corp.	760,259
36,345	Loews Corp.	1,367,299
14,662	M&T Bank Corp.	1,115,338
64,052	Marsh & McLennan Cos., Inc.	1,903,625
123,638	MetLife, Inc.	4,154,237
23,139	Moody’s Corp.	713,375
173,882	Morgan Stanley	3,042,935
17,586	NASDAQ OMX Group, Inc. (The)*	416,612
28,275	Northern Trust Corp.	1,086,608
30,589	NYSE Euronext	834,468
42,346	People’s United Financial, Inc.	497,566
18,948	Plum Creek Timber Co., Inc. (REIT)	719,456
61,538	PNC Financial Services Group, Inc.	3,085,515
37,559	Principal Financial Group, Inc.	952,496
76,448	Progressive Corp. (The)	1,466,273
53,125	ProLogis, Inc. (REIT)	1,446,594
57,087	Prudential Financial, Inc.	2,866,338
16,386	Public Storage (REIT)	2,027,440

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
146,920	Regions Financial Corp.	$667,017
34,233	Simon Property Group, Inc. (REIT)	4,022,377
61,673	SLM Corp.	846,770
58,965	State Street Corp.	2,094,437
62,834	SunTrust Banks, Inc.	1,250,397
30,325	T. Rowe Price Group, Inc.	1,621,781
13,454	Torchmark Corp.	514,077
49,001	Travelers Cos., Inc. (The)	2,472,590
225,311	U.S. Bancorp	5,229,468
36,001	Unum Group	847,464
33,592	Ventas, Inc. (REIT)	1,796,500
19,155	Vornado Realty Trust (REIT)	1,645,606
618,605	Wells Fargo & Co.	16,145,591
63,006	Weyerhaeuser Co. (REIT)	1,135,998
36,202	XL Group plc	753,364
21,502	Zions Bancorp.	374,995
		185,369,958
	Health Care - 9.0%

181,786	Abbott Laboratories	9,545,583
44,332	Aetna, Inc.	1,774,610
40,714	Agilent Technologies, Inc.*	1,501,125
35,648	Allergan, Inc.	2,916,363
32,054	AmerisourceBergen Corp.	1,268,697
108,694	Amgen, Inc.	6,022,191
66,663	Baxter International, Inc.	3,731,795
25,588	Becton, Dickinson and Co.	2,082,351
28,246	Biogen Idec, Inc.*	2,660,773
178,741	Boston Scientific Corp.*	1,211,864
199,559	Bristol-Myers Squibb Co.	5,936,880
10,049	C.R. Bard, Inc.	957,268
41,018	Cardinal Health, Inc.	1,743,265
26,183	CareFusion Corp.*	670,547
54,050	Celgene Corp.*	3,214,354
8,984	Cephalon, Inc.*	724,470
16,872	Cerner Corp.*	1,112,877
31,660	CIGNA Corp.	1,479,788
17,306	Coventry Health Care, Inc.*	569,021
57,973	Covidien plc	3,025,031
11,099	DaVita, Inc.*	816,664
16,468	DENTSPLY International, Inc.	579,674
13,401	Edwards Lifesciences Corp.*	1,011,105
119,154	Eli Lilly & Co.	4,469,467
57,105	Express Scripts, Inc.*	2,680,509
33,425	Forest Laboratories, Inc.*	1,144,472
92,065	Gilead Sciences, Inc.*	3,672,013
19,665	Hospira, Inc.*	908,523
19,681	Humana, Inc.	1,528,033
4,622	Intuitive Surgical, Inc.*	1,762,600
320,596	Johnson & Johnson	21,095,217
11,734	Laboratory Corp. of America Holdings*	980,141
20,860	Life Technologies Corp.*	876,120
29,452	McKesson Corp.	2,354,098
46,787	Medco Health Solutions, Inc.*	2,533,048
125,052	Medtronic, Inc.	4,385,574
360,947	Merck & Co., Inc.	11,954,565
51,380	Mylan, Inc.*	1,066,649
11,213	Patterson Cos., Inc.	327,644
13,181	PerkinElmer, Inc.	301,449
924,034	Pfizer, Inc.	17,538,165
18,420	Quest Diagnostics, Inc.	922,289
38,439	St. Jude Medical, Inc.	1,750,512
39,041	Stryker Corp.	1,906,762
57,274	Tenet Healthcare Corp.*	302,407
44,793	Thermo Fisher Scientific, Inc.*	2,460,480
126,649	UnitedHealth Group, Inc.	6,018,360
13,697	Varian Medical Systems, Inc.*	780,181
10,731	Waters Corp.*	857,085
14,846	Watson Pharmaceuticals, Inc.*	996,464
42,947	WellPoint, Inc.	2,718,545
22,425	Zimmer Holdings, Inc.*	1,275,758
		154,123,426
	Industrials - 8.0%

83,110	3M Co.	6,896,468
12,382	Avery Dennison Corp.	360,440
86,321	Boeing Co. (The)	5,771,422
19,076	C.H. Robinson Worldwide, Inc.	1,344,858
75,343	Caterpillar, Inc.	6,856,213
14,645	Cintas Corp.	468,347
128,988	CSX Corp.	2,829,997
22,980	Cummins, Inc.	2,135,302
63,652	Danaher Corp.	2,915,898
49,047	Deere & Co.	3,963,979
21,859	Dover Corp.	1,257,330
5,813	Dun & Bradstreet Corp.	388,832
39,918	Eaton Corp.	1,714,478
87,866	Emerson Electric Co.	4,090,162
14,401	Equifax, Inc.	465,584
24,823	Expeditors International of Washington, Inc.	1,129,447
34,510	Fastenal Co.	1,155,395
36,940	FedEx Corp.	2,907,917
6,540	Flowserve Corp.	616,984
20,393	Fluor Corp.	1,238,263
43,538	General Dynamics Corp.	2,789,915
1,240,248	General Electric Co.	20,228,445
14,608	Goodrich Corp.	1,302,741
92,061	Honeywell International, Inc.	4,401,436
58,512	Illinois Tool Works, Inc.	2,723,149
38,749	Ingersoll-Rand plc	1,298,479
23,476	Iron Mountain, Inc.	763,909
21,540	ITT Corp.	1,019,704
14,806	Jacobs Engineering Group, Inc.*	551,375
12,282	Joy Global, Inc.	1,024,933
12,426	L-3 Communications Holdings, Inc.	842,731
33,322	Lockheed Martin Corp.	2,472,159
41,895	Masco Corp.	371,609
41,279	Norfolk Southern Corp.	2,793,763
32,524	Northrop Grumman Corp.	1,776,461
42,778	PACCAR, Inc.	1,609,736
13,564	Pall Corp.	693,527
18,958	Parker Hannifin Corp.	1,392,086
23,836	Pitney Bowes, Inc.	484,109
16,818	Precision Castparts Corp.	2,755,629
25,246	Quanta Services, Inc.*	484,471
21,937	R.R. Donnelley & Sons Co.	334,539
41,627	Raytheon Co.	1,799,535
35,451	Republic Services, Inc.	1,076,292
17,216	Robert Half International, Inc.	411,807
16,855	Rockwell Automation, Inc.	1,080,911
18,042	Rockwell Collins, Inc.	910,399
11,217	Roper Industries, Inc.	863,148
5,997	Ryder System, Inc.	282,339
6,783	Snap-On, Inc.	358,889
92,579	Southwest Airlines Co.	798,031
19,648	Stanley Black & Decker, Inc.	1,217,783
10,066	Stericycle, Inc.*	882,889
32,292	Textron, Inc.	544,766
54,842	Tyco International Ltd.	2,280,330

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
57,313	Union Pacific Corp.	$5,282,539
115,329	United Parcel Service, Inc., Class B	7,772,021
107,069	United Technologies Corp.	7,949,873
6,782	W.W. Grainger, Inc.	1,045,106
55,404	Waste Management, Inc.	1,830,548
		137,009,428
	Information Technology - 14.2%

75,812	Accenture plc, Class A	4,062,765
58,940	Adobe Systems, Inc.*	1,487,646
67,499	Advanced Micro Devices, Inc.*	461,018
21,875	Akamai Technologies, Inc.*	479,937
37,695	Altera Corp.	1,371,721
20,610	Amphenol Corp., Class A	968,258
35,027	Analog Devices, Inc.	1,156,592
108,167	Apple, Inc.*	41,625,907
154,218	Applied Materials, Inc.	1,745,748
27,007	Autodesk, Inc.*	761,597
58,422	Automatic Data Processing, Inc.	2,922,853
20,678	BMC Software, Inc.*	839,734
55,754	Broadcom Corp., Class A*	1,987,630
44,339	CA, Inc.	930,676
643,206	Cisco Systems, Inc.	10,085,470
21,975	Citrix Systems, Inc.*	1,327,949
35,616	Cognizant Technology Solutions Corp., Class A*	2,259,835
18,109	Computer Sciences Corp.	555,222
25,531	Compuware Corp.*	215,992
183,547	Corning, Inc.	2,758,711
192,042	Dell, Inc.*	2,854,704
133,580	eBay, Inc.*	4,123,615
38,843	Electronic Arts, Inc.*	877,075
240,613	EMC Corp.*	5,435,448
9,444	F5 Networks, Inc.*	770,819
31,424	Fidelity National Information Services, Inc.	885,528
6,343	First Solar, Inc.*	634,173
16,848	Fiserv, Inc.*	940,624
18,694	FLIR Systems, Inc.	483,614
29,406	Google, Inc., Class A*	15,907,470
14,845	Harris Corp.	598,996
242,585	Hewlett-Packard Co.	6,314,488
620,026	Intel Corp.	12,481,123
141,664	International Business Machines Corp.	24,353,458
32,014	Intuit, Inc.*	1,579,251
23,015	Jabil Circuit, Inc.	387,803
26,588	JDS Uniphase Corp.*	344,846
62,315	Juniper Networks, Inc.*	1,304,253
19,676	KLA-Tencor Corp.	721,716
9,312	Lexmark International, Inc., Class A*	297,611
26,629	Linear Technology Corp.	762,388
70,822	LSI Corp.*	482,298
11,055	Mastercard, Inc., Class A	3,644,944
26,978	MEMC Electronic Materials, Inc.*	188,306
22,307	Microchip Technology, Inc.	732,116
100,698	Micron Technology, Inc.*	595,125
867,857	Microsoft Corp.	23,084,996
16,235	Molex, Inc.	354,735
15,179	Monster Worldwide, Inc.*	143,290
34,520	Motorola Mobility Holdings, Inc.*	1,302,094
39,693	Motorola Solutions, Inc.*	1,670,678
28,055	National Semiconductor Corp.	698,569
43,069	NetApp, Inc.*	1,620,256
8,129	Novellus Systems, Inc.*	227,368
70,189	NVIDIA Corp.*	934,216
455,689	Oracle Corp.	12,791,190
37,684	Paychex, Inc.	1,016,714
195,230	QUALCOMM, Inc.	10,046,536
22,609	Red Hat, Inc.*	893,960
32,624	SAIC, Inc.*	489,360
14,077	Salesforce.com, Inc.*	1,812,414
27,822	SanDisk Corp.*	1,019,676
88,344	Symantec Corp.*	1,515,100
42,455	Tellabs, Inc.	173,216
19,735	Teradata Corp.*	1,033,325
21,628	Teradyne, Inc.*	261,699
135,829	Texas Instruments, Inc.	3,560,078
18,939	Total System Services, Inc.	343,743
19,688	VeriSign, Inc.	613,281
56,059	Visa, Inc., Class A	4,926,465
27,175	Western Digital Corp.*	801,391
74,019	Western Union Co. (The)	1,222,794
163,887	Xerox Corp.	1,360,262
31,017	Xilinx, Inc.	965,869
152,427	Yahoo!, Inc.*	2,073,769
		242,664,097
	Materials - 2.7%

24,808	Air Products & Chemicals, Inc.	2,031,031
8,187	Airgas, Inc.	531,173
12,907	AK Steel Holding Corp.	116,034
124,400	Alcoa, Inc.	1,593,564
12,426	Allegheny Technologies, Inc.	622,791
19,693	Ball Corp.	707,373
12,288	Bemis Co., Inc.	381,665
8,306	CF Industries Holdings, Inc.	1,518,503
16,871	Cliffs Natural Resources, Inc.	1,397,762
137,509	Dow Chemical Co. (The)	3,912,131
108,632	E.I. du Pont de Nemours & Co.	5,243,667
8,313	Eastman Chemical Co.	687,734
27,086	Ecolab, Inc.	1,451,810
8,357	FMC Corp.	634,547
110,829	Freeport-McMoRan Copper & Gold, Inc.	5,224,479
9,367	International Flavors & Fragrances, Inc.	543,473
51,102	International Paper Co.	1,387,419
19,838	MeadWestvaco Corp.	545,942
62,648	Monsanto Co.	4,318,327
57,774	Newmont Mining Corp.	3,617,808
36,960	Nucor Corp.	1,333,517
19,157	Owens-Illinois, Inc.*	362,834
18,467	PPG Industries, Inc.	1,414,387
35,572	Praxair, Inc.	3,503,486
18,740	Sealed Air Corp.	345,191
10,359	Sherwin-Williams Co. (The)	784,591
14,250	Sigma-Aldrich Corp.	917,557
10,525	Titanium Metals Corp.	168,716
16,867	United States Steel Corp.	508,034
15,147	Vulcan Materials Co.	530,599
		46,336,145
	Telecommunication Services - 2.3%

46,406	American Tower Corp., Class A*	2,499,427
692,520	AT&T, Inc.	19,722,970
70,665	CenturyLink, Inc.	2,554,540
116,405	Frontier Communications Corp.	871,873

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
31,005	MetroPCS Communications, Inc.*	$346,016
349,873	Sprint Nextel Corp.*	1,315,523
330,885	Verizon Communications, Inc.	11,968,110
59,652	Windstream Corp.	757,580
		40,036,039
	Utilities - 2.8%

76,816	AES Corp. (The)*	834,222
28,155	Ameren Corp.	851,970
56,366	American Electric Power Co., Inc.	2,177,419
49,746	CenterPoint Energy, Inc.	995,417
29,478	CMS Energy Corp.	580,717
34,210	Consolidated Edison, Inc.	1,922,944
23,477	Constellation Energy Group, Inc.	903,630
67,359	Dominion Resources, Inc.	3,283,078
19,840	DTE Energy Co.	1,003,110
155,704	Duke Energy Corp.	2,944,363
38,084	Edison International	1,416,344
20,842	Entergy Corp.	1,359,107
77,472	Exelon Corp.	3,340,593
48,919	FirstEnergy Corp.	2,164,666
9,090	Integrys Energy Group, Inc.	455,136
49,332	NextEra Energy, Inc.	2,798,111
5,346	Nicor, Inc.	297,238
32,676	NiSource, Inc.	697,959
20,671	Northeast Utilities	717,284
28,155	NRG Energy, Inc.*	659,953
12,543	Oneok, Inc.	889,299
26,374	Pepco Holdings, Inc.	513,766
46,515	PG&E Corp.	1,969,910
12,770	Pinnacle West Capital Corp.	564,945
67,468	PPL Corp.	1,948,476
34,446	Progress Energy, Inc.	1,680,965
59,134	Public Service Enterprise Group, Inc.	2,018,243
13,366	SCANA Corp.	537,580
27,987	Sempra Energy	1,469,877
99,293	Southern Co.	4,106,758
25,135	TECO Energy, Inc.	459,970
27,386	Wisconsin Energy Corp.	866,493
56,544	Xcel Energy, Inc.	1,394,940
		47,824,483
	Total Common Stocks (Cost $1,375,072,554)	1,301,534,315

Principal Amount
	U.S. Government & Agency Securities (a) - 2.9%
	Federal Home Loan Bank
$434,322	0.00%, due 09/01/11	434,322
	U.S. Treasury Bill
49,000,000	0.00%, due 09/08/11	48,999,943
	Total U.S. Government & Agency Securities (Cost $49,434,275)	49,434,265

	Repurchase Agreements (a)(b) - 8.9%
151,819,242	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $151,819,531	151,819,242
	Total Repurchase Agreements (Cost $151,819,242)	151,819,242

	Total Investment Securities (Cost $1,576,326,071) — 88.1%	1,502,787,822
	Other assets less liabilities — 11.9%	203,478,493
	Net Assets — 100.0%	$1,706,266,315

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $374,671,836.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of August 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,010,313
Aggregate gross unrealized depreciation	(103,921,578)
Net unrealized depreciation	$(74,911,265)
Federal income tax cost of investments	$1,577,699,087

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of August 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini S&P 500 Futures Contracts	1,847	09/16/11	$112,413,038	$4,591,398

Cash collateral in the amount of $9,763,292 was pledged to cover margin requirements for open futures contracts as of August 31, 2011.

Swap Agreements

Ultra S&P500® had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$984,132,155	$125,364,194

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	116,904,381	11,583,683

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	292,900,333	11,481,174

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	179,099,044	6,153,716

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	65,424,425	(2,132,761)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	75,791,590	8,376,245

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	284,349,883	31,777,358

		$192,603,609

See accompanying notes to schedules of portfolio investments.

Ultra Russell3000

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 41.2%
	Consumer Discretionary - 4.8%

5	1-800-Flowers.com, Inc., Class A*	$12
10	99 Cents Only Stores*	186
4	A.H. Belo Corp., Class A	21
17	Aaron’s, Inc.	453
18	Abercrombie & Fitch Co., Class A	1,145
16	Advance Auto Parts, Inc.	972
17	Aeropostale, Inc.*	190
5	AFC Enterprises, Inc.*	65
76	Amazon.com, Inc.*	16,362
4	Ambassadors Group, Inc.	30
11	AMC Networks, Inc., Class A*	407
14	American Axle & Manufacturing Holdings, Inc.*	131
41	American Eagle Outfitters, Inc.	454
8	American Greetings Corp., Class A	170
4	American Public Education, Inc.*	165
2	America’s Car-Mart, Inc.*	60
5	Amerigon, Inc.*	67
7	Ameristar Casinos, Inc.	131
11	Ann, Inc.*	259
25	Apollo Group, Inc., Class A*	1,171
6	Arbitron, Inc.	225
3	Archipelago Learning, Inc.*	28
3	Arctic Cat, Inc.*	47
6	Asbury Automotive Group, Inc.*	113
13	Ascena Retail Group, Inc.*	369
3	Ascent Capital Group, Inc., Class A*	144
4	Audiovox Corp., Class A*	26
19	Autoliv, Inc.	1,061
9	AutoNation, Inc.*	363
6	AutoZone, Inc.*	1,842
9	Bally Technologies, Inc.*	282
6	Barnes & Noble, Inc.	80
16	Beazer Homes USA, Inc.*	34
8	bebe stores, inc.	55
52	Bed Bath & Beyond, Inc.*	2,957
19	Belo Corp., Class A	104
3	Benihana, Inc., Class A*	24
67	Best Buy Co., Inc.	1,715
5	Big 5 Sporting Goods Corp.	37
16	Big Lots, Inc.*	542
5	BJ’s Restaurants, Inc.*	231
3	Black Diamond, Inc.*	23
3	Blue Nile, Inc.*	116
1	Blyth, Inc.	57
6	Bob Evans Farms, Inc.	191
2	Body Central Corp.*	35
3	Bon-Ton Stores, Inc. (The)	21
23	BorgWarner, Inc.*	1,642
12	Boyd Gaming Corp.*	75
4	Bravo Brio Restaurant Group, Inc.*	83
4	Bridgepoint Education, Inc.*	88
18	Brinker International, Inc.	406
9	Brown Shoe Co., Inc.	74
19	Brunswick Corp.	302
6	Buckle, Inc. (The)	236
4	Buffalo Wild Wings, Inc.*	247
3	Build-A-Bear Workshop, Inc.*	18
9	Cabela’s, Inc.*	211
46	Cablevision Systems Corp., Class A	831
14	Callaway Golf Co.	79
3	Cambium Learning Group, Inc.*	9
3	Capella Education Co.*	96
13	Career Education Corp.*	221
3	Caribou Coffee Co., Inc.*	46
47	CarMax, Inc.*	1,321
90	Carnival Corp.	2,973
3	Carrols Restaurant Group, Inc.*	28
10	Carter’s, Inc.*	309
9	Casual Male Retail Group, Inc.*	38
6	Cato Corp. (The), Class A	152
1	Cavco Industries, Inc.*	36
141	CBS Corp., Class B	3,532
4	CEC Entertainment, Inc.	124
8	Central European Media Enterprises Ltd., Class A*	103
24	Charming Shoppes, Inc.*	76
12	Charter Communications, Inc., Class A*	599
12	Cheesecake Factory, Inc. (The)*	329
2	Cherokee, Inc.	28
37	Chico’s FAS, Inc.	515
5	Children’s Place Retail Stores, Inc. (The)*	215
7	Chipotle Mexican Grill, Inc.*	2,194
6	Choice Hotels International, Inc.	186
8	Christopher & Banks Corp.	38
3	Churchill Downs, Inc.	131
20	Cinemark Holdings, Inc.	419
3	Citi Trends, Inc.*	35
9	Clear Channel Outdoor Holdings, Inc., Class A*	103
62	Coach, Inc.	3,486
7	Coinstar, Inc.*	319
13	Coldwater Creek, Inc.*	14
13	Collective Brands, Inc.*	175
3	Columbia Sportswear Co.	158
580	Comcast Corp., Class A	12,476
3	Conn’s, Inc.*	17
13	Cooper Tire & Rubber Co.	158
2	Core-Mark Holding Co., Inc.*	71
16	Corinthian Colleges, Inc.*	35
4	Cost Plus, Inc.*	31
5	Cracker Barrel Old Country Store, Inc.	212
18	CROCS, Inc.*	492
7	Crown Media Holdings, Inc., Class A*	9
2	CSS Industries, Inc.	35
5	Cumulus Media, Inc., Class A*	13
59	D.R. Horton, Inc.	621
31	Dana Holding Corp.*	395
29	Darden Restaurants, Inc.	1,395
8	Deckers Outdoor Corp.*	712
1	Delta Apparel, Inc.*	17
21	Denny’s Corp.*	80
2	Destination Maternity Corp.	28
14	DeVry, Inc.	619
20	Dick’s Sporting Goods, Inc.*	703
7	Dillard’s, Inc., Class A	324
3	DineEquity, Inc.*	126
161	DIRECTV, Class A*	7,079
59	Discovery Communications, Inc., Class A*	2,495
42	DISH Network Corp., Class A*	1,044
21	Dollar General Corp.*	769
26	Dollar Tree, Inc.*	1,857
13	Domino’s Pizza, Inc.*	360
2	Dorman Products, Inc.*	65
15	DreamWorks Animation SKG, Inc., Class A*	317
4	Drew Industries, Inc.	80
5	DSW, Inc., Class A*	232
7	E.W. Scripps Co. (The), Class A*	59

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
57	Eastman Kodak Co.*	$181
8	Education Management Corp.*	126
1	Einstein Noah Restaurant Group, Inc.	15
5	Entercom Communications Corp., Class A*	31
11	Entravision Communications Corp., Class A*	12
5	Ethan Allen Interiors, Inc.	86
16	Exide Technologies*	90
41	Expedia, Inc.	1,243
12	Express, Inc.	229
26	Family Dollar Stores, Inc.	1,388
4	Federal-Mogul Corp.*	71
11	Finish Line (The), Class A	221
2	Fisher Communications, Inc.*	53
33	Foot Locker, Inc.	689
783	Ford Motor Co.*	8,707
32	Fortune Brands, Inc.	1,828
11	Fossil, Inc.*	1,063
8	Fred’s, Inc., Class A	92
3	Fuel Systems Solutions, Inc.*	63
9	Furniture Brands International, Inc.*	25
3	G-III Apparel Group Ltd.*	85
30	GameStop Corp., Class A*	718
51	Gannett Co., Inc.	589
80	Gap, Inc. (The)	1,322
23	Garmin Ltd.	771
7	Gaylord Entertainment Co.*	176
1	Geeknet, Inc.*	21
160	General Motors Co.*	3,845
5	Genesco, Inc.*	265
30	Gentex Corp.	778
33	Genuine Parts Co.	1,816
2	Global Sources Ltd.*	16
3	Global Traffic Network, Inc.*	42
5	GNC Holdings, Inc., Class A*	121
51	Goodyear Tire & Rubber Co. (The)*	635
1	Gordmans Stores, Inc.*	15
6	Grand Canyon Education, Inc.*	93
10	Gray Television, Inc.*	19
5	Group 1 Automotive, Inc.	209
14	Guess?, Inc.	478
64	H&R Block, Inc.	968
20	Hanesbrands, Inc.*	571
50	Harley-Davidson, Inc.	1,933
15	Harman International Industries, Inc.	543
9	Harte-Hanks, Inc.	72
26	Hasbro, Inc.	1,007
4	Haverty Furniture Cos., Inc.	47
6	Helen of Troy Ltd.*	180
4	hhgregg, Inc.*	44
6	Hibbett Sports, Inc.*	225
13	Hillenbrand, Inc.	265
336	Home Depot, Inc.	11,216
9	HOT Topic, Inc.	75
13	Hovnanian Enterprises, Inc., Class A*	21
8	HSN, Inc.*	257
9	Hyatt Hotels Corp., Class A*	320
15	Iconix Brand Group, Inc.*	294
4	interCLICK, Inc.*	23
63	International Game Technology	961
6	International Speedway Corp., Class A	151
103	Interpublic Group of Cos., Inc. (The)	889
8	Interval Leisure Group, Inc.*	101
5	iRobot Corp.*	139
4	Isle of Capri Casinos, Inc.*	26
6	ITT Educational Services, Inc.*	433
35	J.C. Penney Co., Inc.	932
10	Jack in the Box, Inc.*	208
6	Jakks Pacific, Inc.*	102
14	Jamba, Inc.*	25
19	Jarden Corp.	552
10	John Wiley & Sons, Inc., Class A	488
143	Johnson Controls, Inc.	4,559
1	Johnson Outdoors, Inc., Class A*	16
18	Jones Group, Inc. (The)	211
6	JoS. A. Bank Clothiers, Inc.*	307
9	Journal Communications, Inc., Class A*	33
5	K12, Inc.*	134
16	KB Home	105
2	Kenneth Cole Productions, Inc., Class A*	23
4	Kirkland’s, Inc.*	37
6	Knology, Inc.*	82
61	Kohl’s Corp.	2,827
12	Krispy Kreme Doughnuts, Inc.*	109
6	K-Swiss, Inc., Class A*	32
12	Lamar Advertising Co., Class A*	251
82	Las Vegas Sands Corp.*	3,819
11	La-Z-Boy, Inc.*	97
9	Leapfrog Enterprises, Inc.*	30
30	Lear Corp.	1,433
30	Leggett & Platt, Inc.	666
34	Lennar Corp., Class A	500
4	Libbey, Inc.*	52
58	Liberty Global, Inc., Class A*	2,343
15	Liberty Media Corp. - Capital, Class A*	1,070
126	Liberty Media Corp. - Interactive, Class A*	1,993
11	Liberty Media Corp. - Starz, Class A*	758
9	Life Time Fitness, Inc.*	345
2	Lifetime Brands, Inc.	21
56	Limited Brands, Inc.	2,113
6	LIN TV Corp., Class A*	19
5	Lincoln Educational Services Corp.	49
9	Lions Gate Entertainment Corp.*	63
5	Lithia Motors, Inc., Class A	94
30	Live Nation Entertainment, Inc.*	277
20	Liz Claiborne, Inc.*	104
31	LKQ Corp.*	794
274	Lowe’s Cos., Inc.	5,461
4	Luby’s, Inc.*	18
5	Lumber Liquidators Holdings, Inc.*	76
4	M/I Homes, Inc.*	33
3	Mac-Gray Corp.	42
90	Macy’s, Inc.	2,335
13	Madison Square Garden Co. (The), Class A*	314
5	Maidenform Brands, Inc.*	127
4	Marcus Corp.	39
2	Marine Products Corp.*	11
5	MarineMax, Inc.*	34
58	Marriott International, Inc., Class A	1,698
6	Martha Stewart Living Omnimedia, Class A*	20
73	Mattel, Inc.	1,962
6	Matthews International Corp., Class A	200
12	McClatchy Co. (The), Class A*	20
3	McCormick & Schmick’s Seafood Restaurants, Inc.*	19
218	McDonald’s Corp.	19,720
64	McGraw-Hill Cos., Inc. (The)	2,695

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
8	MDC Holdings, Inc.	$156
5	MDC Partners, Inc., Class A	80
11	Men’s Wearhouse, Inc. (The)	318
8	Meredith Corp.	206
6	Meritage Homes Corp.*	112
74	MGM Resorts International*	819
10	Modine Manufacturing Co.*	115
12	Mohawk Industries, Inc.*	595
2	Monarch Casino & Resort, Inc.*	20
6	Monro Muffler Brake, Inc.	237
5	Morgans Hotel Group Co.*	34
5	Morningstar, Inc.	298
3	Motorcar Parts of America, Inc.*	30
4	Movado Group, Inc.	55
6	Multimedia Games Holding Co., Inc.*	30
2	National American University Holdings, Inc.	18
12	National CineMedia, Inc.	170
11	Netflix, Inc.*	2,585
6	New York & Co., Inc.*	21
29	New York Times Co. (The), Class A*	237
61	Newell Rubbermaid, Inc.	844
483	News Corp., Class A	8,341
2	Nexstar Broadcasting Group, Inc., Class A*	12
75	NIKE, Inc., Class B	6,499
34	Nordstrom, Inc.	1,546
6	Nutrisystem, Inc.	77
1	NVR, Inc.*	636
4	O’Charleys, Inc.*	22
58	Office Depot, Inc.*	151
18	OfficeMax, Inc.*	113
59	Omnicom Group, Inc.	2,392
4	Orbitz Worldwide, Inc.*	10
29	O’Reilly Automotive, Inc.*	1,882
20	Orient-Express Hotels Ltd., Class A*	157
3	Outdoor Channel Holdings, Inc.*	21
2	Overstock.com, Inc.*	21
3	Oxford Industries, Inc.	107
5	P.F. Chang’s China Bistro, Inc.	151
10	Pacific Sunwear of California, Inc.*	15
6	Panera Bread Co., Class A*	691
4	Papa John’s International, Inc.*	119
3	Peet’s Coffee & Tea, Inc.*	175
14	Penn National Gaming, Inc.*	557
9	Penske Automotive Group, Inc.	164
11	PEP Boys-Manny Moe & Jack	109
3	Perry Ellis International, Inc.*	69
5	PetMed Express, Inc.	51
24	PetSmart, Inc.	1,012
22	Pier 1 Imports, Inc.*	235
13	Pinnacle Entertainment, Inc.*	178
7	Polaris Industries, Inc.	769
10	Pool Corp.	259
10	priceline.com, Inc.*	5,373
72	PulteGroup, Inc.*	346
13	PVH Corp.	867
27	Quiksilver, Inc.*	113
2	R.G. Barry Corp.	20
21	RadioShack Corp.	273
13	Ralph Lauren Corp.	1,782
2	ReachLocal, Inc.*	29
3	Red Lion Hotels Corp.*	21
3	Red Robin Gourmet Burgers, Inc.*	94
17	Regal Entertainment Group, Class A	222
12	Regis Corp.	177
13	Rent-A-Center, Inc.	366
2	Rentrak Corp.*	29
25	Ross Stores, Inc.	1,913
28	Royal Caribbean Cruises Ltd.	727
14	Ruby Tuesday, Inc.*	117
3	rue21, inc.*	75
7	Ruth’s Hospitality Group, Inc.*	37
9	Ryland Group, Inc.	105
1	Saga Communications, Inc., Class A*	31
24	Saks, Inc.*	232
20	Sally Beauty Holdings, Inc.*	338
6	Scholastic Corp.	167
12	Scientific Games Corp., Class A*	106
20	Scripps Networks Interactive, Inc., Class A	857
10	Sealy Corp.*	20
8	Sears Holdings Corp.*	479
12	Select Comfort Corp.*	191
50	Service Corp. International	511
1	Shiloh Industries, Inc.	10
2	Shoe Carnival, Inc.*	51
11	Shuffle Master, Inc.*	97
6	Shutterfly, Inc.*	322
18	Signet Jewelers Ltd.*	701
11	Sinclair Broadcast Group, Inc., Class A	86
830	Sirius XM Radio, Inc.*	1,494
9	Six Flags Entertainment Corp.	302
8	Skechers U.S.A., Inc., Class A*	129
1	Skyline Corp.	11
13	Smith & Wesson Holding Corp.*	43
8	Sonic Automotive, Inc., Class A	111
13	Sonic Corp.*	121
14	Sotheby’s	521
7	Spartan Motors, Inc.	32
2	Speedway Motorsports, Inc.	27
8	Stage Stores, Inc.	131
4	Standard Motor Products, Inc.	53
22	Standard Pacific Corp.*	57
150	Staples, Inc.	2,211
158	Starbucks Corp.	6,102
41	Starwood Hotels & Resorts Worldwide, Inc.	1,827
6	Stein Mart, Inc.	42
3	Steiner Leisure Ltd.*	120
1	Steinway Musical Instruments, Inc.*	25
8	Steven Madden Ltd.*	289
17	Stewart Enterprises, Inc., Class A	103
6	Stoneridge, Inc.*	48
3	Strayer Education, Inc.	284
4	Sturm Ruger & Co., Inc.	133
3	Summer Infant, Inc.*	21
5	Superior Industries International, Inc.	86
1	Syms Corp.*	9
2	Systemax, Inc.*	27
15	Talbots, Inc.*	44
145	Target Corp.	7,492
14	Tempur-Pedic International, Inc.*	815
13	Tenneco, Inc.*	427
11	Tesla Motors, Inc.*	272
13	Texas Roadhouse, Inc.	186
79	Thomson Reuters Corp.	2,444
9	Thor Industries, Inc.	200
27	Tiffany & Co.	1,943
8	Timberland Co. (The), Class A*	344
71	Time Warner Cable, Inc.	4,650
225	Time Warner, Inc.	7,123
81	TJX Cos., Inc.	4,424

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
31	Toll Brothers, Inc.*	$533
1	Tower International, Inc.*	14
4	Town Sports International Holdings, Inc.*	30
15	Tractor Supply Co.	921
5	True Religion Apparel, Inc.*	152
21	TRW Automotive Holdings Corp.*	875
9	Tuesday Morning Corp.*	36
13	Tupperware Brands Corp.	864
3	U.S. Auto Parts Network, Inc.*	19
10	Ulta Salon Cosmetics & Fragrance, Inc.*	591
8	Under Armour, Inc., Class A*	567
3	Unifi, Inc.*	34
3	Universal Electronics, Inc.*	58
4	Universal Technical Institute, Inc.*	58
25	Urban Outfitters, Inc.*	654
8	Vail Resorts, Inc.	323
10	Valassis Communications, Inc.*	253
9	ValueVision Media, Inc., Class A*	34
4	Vera Bradley, Inc.*	140
18	VF Corp.	2,107
123	Viacom, Inc., Class B	5,934
67	Virgin Media, Inc.	1,699
11	Visteon Corp.*	562
5	Vitamin Shoppe, Inc.*	221
397	Walt Disney Co. (The)	13,522
9	Warnaco Group, Inc. (The)*	480
1	Washington Post Co. (The), Class B	356
6	Weight Watchers International, Inc.	363
63	Wendy’s Co. (The)	307
3	West Marine, Inc.*	28
1	Westwood One, Inc.*	6
19	Wet Seal, Inc. (The), Class A*	96
2	Weyco Group, Inc.	45
16	Whirlpool Corp.	1,003
22	Williams-Sonoma, Inc.	728
6	Winnebago Industries, Inc.*	47
12	WMS Industries, Inc.*	262
10	Wolverine World Wide, Inc.	364
6	World Wrestling Entertainment, Inc., Class A	57
36	Wyndham Worldwide Corp.	1,169
17	Wynn Resorts Ltd.	2,630
98	Yum! Brands, Inc.	5,328
5	Zagg, Inc.*	75
7	Zale Corp.*	29
4	Zumiez, Inc.*	74
		338,661
	Consumer Staples - 4.0%

1	Alico, Inc.	21
18	Alliance One International, Inc.*	57
440	Altria Group, Inc.	11,964
4	Andersons, Inc. (The)	161
142	Archer-Daniels-Midland Co.	4,044
90	Avon Products, Inc.	2,030
10	B&G Foods, Inc.	182
11	BJ’s Wholesale Club, Inc.*	559
2	Boston Beer Co., Inc., Class A*	162
22	Brown-Forman Corp., Class B	1,579
31	Bunge Ltd.	2,006
2	Calavo Growers, Inc.	40
3	Cal-Maine Foods, Inc.	97
37	Campbell Soup Co.	1,179
8	Casey’s General Stores, Inc.	360
15	Central European Distribution Corp.*	106
10	Central Garden and Pet Co., Class A*	79
10	Chiquita Brands International, Inc.*	103
30	Church & Dwight Co., Inc.	1,306
28	Clorox Co.	1,952
1	Coca-Cola Bottling Co. Consolidated	56
415	Coca-Cola Co. (The)	29,237
68	Coca-Cola Enterprises, Inc.	1,878
103	Colgate-Palmolive Co.	9,267
86	ConAgra Foods, Inc.	2,100
38	Constellation Brands, Inc., Class A*	751
16	Corn Products International, Inc.	748
92	Costco Wholesale Corp.	7,226
2	Craft Brewers Alliance, Inc.*	12
285	CVS Caremark Corp.	10,234
25	Darling International, Inc.*	421
39	Dean Foods Co.*	337
5	Diamond Foods, Inc.	394
8	Dole Food Co., Inc.*	90
47	Dr. Pepper Snapple Group, Inc.	1,809
5	Elizabeth Arden, Inc.*	161
15	Energizer Holdings, Inc.*	1,132
24	Estee Lauder Cos., Inc. (The), Class A	2,344
1	Farmer Bros Co.	6
4	Female Health Co. (The)	17
24	Flowers Foods, Inc.	457
8	Fresh Del Monte Produce, Inc.	193
6	Fresh Market, Inc. (The)*	232
134	General Mills, Inc.	5,080
26	Green Mountain Coffee Roasters, Inc.*	2,723
1	Griffin Land & Nurseries, Inc.	27
68	H. J. Heinz Co.	3,580
8	Hain Celestial Group, Inc. (The)*	253
15	Hansen Natural Corp.*	1,280
2	Harbinger Group, Inc.*	9
19	Heckmann Corp.*	110
25	Herbalife Ltd.	1,395
32	Hershey Co. (The)	1,877
29	Hormel Foods Corp.	801
3	Imperial Sugar Co.	27
3	Ingles Markets, Inc., Class A	46
3	Inter Parfums, Inc.	50
3	J&J Snack Foods Corp.	152
24	J.M. Smucker Co. (The)	1,730
52	Kellogg Co.	2,825
83	Kimberly-Clark Corp.	5,740
347	Kraft Foods, Inc., Class A	12,152
127	Kroger Co. (The)	2,992
4	Lancaster Colony Corp.	242
1	Lifeway Foods, Inc.*	10
2	Limoneira Co.	35
30	Lorillard, Inc.	3,343
28	McCormick & Co., Inc. (Non-Voting)	1,338
43	Mead Johnson Nutrition Co.	3,064
3	Medifast, Inc.*	49
3	MGP Ingredients, Inc.	18
28	Molson Coors Brewing Co., Class B	1,225
3	Nash Finch Co.	95
2	National Beverage Corp.	33
2	Nature’s Sunshine Products, Inc.*	34
12	Nu Skin Enterprises, Inc., Class A	507
2	Nutraceutical International Corp.*	28
1	Oil-Dri Corp. of America	19
4	Omega Protein Corp.*	48
5	Pantry, Inc. (The)*	63
332	PepsiCo, Inc.	21,391
374	Philip Morris International, Inc.	25,926

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
11	Pilgrim’s Pride Corp.*	$38
11	Prestige Brands Holdings, Inc.*	118
4	Pricesmart, Inc.	262
3	Primo Water Corp.*	21
587	Procter & Gamble Co. (The)	37,380
12	Ralcorp Holdings, Inc.*	1,039
2	Revlon, Inc., Class A*	27
70	Reynolds American, Inc.	2,630
124	Rite Aid Corp.*	136
10	Ruddick Corp.	409
74	Safeway, Inc.	1,356
5	Sanderson Farms, Inc.	196
123	Sara Lee Corp.	2,219
3	Schiff Nutrition International, Inc.	31
2	Seneca Foods Corp., Class A*	47
13	Smart Balance, Inc.*	66
35	Smithfield Foods, Inc.*	767
10	Snyder’s-Lance, Inc.	223
5	Spartan Stores, Inc.	81
4	Spectrum Brands Holdings, Inc.*	107
23	Star Scientific, Inc.*	54
45	SUPERVALU, Inc.	359
2	Susser Holdings Corp.*	42
4	Synutra International, Inc.*	24
123	Sysco Corp.	3,435
5	Tootsie Roll Industries, Inc.	127
7	TreeHouse Foods, Inc.*	383
63	Tyson Foods, Inc., Class A	1,101
10	United Natural Foods, Inc.*	407
5	Universal Corp.	204
1	USANA Health Sciences, Inc.*	26
10	Vector Group Ltd.	187
1	Village Super Market, Inc., Class A	25
192	Walgreen Co.	6,760
373	Wal-Mart Stores, Inc.	19,847
4	WD-40 Co.	165
2	Weis Markets, Inc.	78
33	Whole Foods Market, Inc.	2,179
12	Winn-Dixie Stores, Inc.*	93
		280,055
	Energy - 4.7%

17	Abraxas Petroleum Corp.*	63
2	Alon USA Energy, Inc.	19
48	Alpha Natural Resources, Inc.*	1,587
4	Amyris, Inc.*	80
105	Anadarko Petroleum Corp.	7,744
81	Apache Corp.	8,349
2	Apco Oil and Gas International, Inc.	158
5	Approach Resources, Inc.*	93
44	Arch Coal, Inc.	894
9	ATP Oil & Gas Corp.*	121
12	Atwood Oceanics, Inc.*	505
91	Baker Hughes, Inc.	5,561
5	Basic Energy Services, Inc.*	109
11	Berry Petroleum Co., Class A	539
10	Bill Barrett Corp.*	479
21	BPZ Resources, Inc.*	77
25	Brigham Exploration Co.*	727
8	Bristow Group, Inc.	352
22	Cabot Oil & Gas Corp.	1,669
20	Cal Dive International, Inc.*	58
8	Callon Petroleum Co.*	46
12	CAMAC Energy, Inc.*	10
52	Cameron International Corp.*	2,702
4	CARBO Ceramics, Inc.	641
8	Carrizo Oil & Gas, Inc.*	240
17	Cheniere Energy, Inc.*	132
138	Chesapeake Energy Corp.	4,470
423	Chevron Corp.	41,839
18	Cimarex Energy Co.	1,280
1	Clayton Williams Energy, Inc.*	57
10	Clean Energy Fuels Corp.*	132
13	Cloud Peak Energy, Inc.*	260
25	Cobalt International Energy, Inc.*	242
17	Complete Production Services, Inc.*	494
10	Comstock Resources, Inc.*	203
22	Concho Resources, Inc.*	1,913
297	ConocoPhillips	20,217
48	CONSOL Energy, Inc.	2,192
3	Contango Oil & Gas Co.*	182
9	Continental Resources, Inc.*	503
10	Core Laboratories N.V.	1,116
5	Crimson Exploration, Inc.*	13
9	Crosstex Energy, Inc.	105
18	CVR Energy, Inc.*	512
2	Dawson Geophysical Co.*	70
3	Delek U.S. Holdings, Inc.	44
84	Denbury Resources, Inc.*	1,340
89	Devon Energy Corp.	6,037
14	DHT Holdings, Inc.	42
14	Diamond Offshore Drilling, Inc.	892
17	Dresser-Rand Group, Inc.*	722
7	Dril-Quip, Inc.*	453
162	El Paso Corp.	3,101
8	Endeavour International Corp.*	79
15	Energen Corp.	736
6	Energy Partners Ltd.*	80
16	Energy XXI Bermuda Ltd.*	429
56	EOG Resources, Inc.	5,185
28	EQT Corp.	1,675
3	Evolution Petroleum Corp.*	19
31	EXCO Resources, Inc.	415
13	Exterran Holdings, Inc.*	154
1,036	Exxon Mobil Corp.	76,705
51	FMC Technologies, Inc.*	2,267
24	Forest Oil Corp.*	467
11	Frontline Ltd.	86
11	FX Energy, Inc.*	69
12	Gastar Exploration Ltd.*	50
24	General Maritime Corp.	10
2	Geokinetics, Inc.*	9
4	GeoResources, Inc.*	93
1	Gevo, Inc.*	11
4	Global Geophysical Services, Inc.*	48
21	Global Industries Ltd.*	93
13	GMX Resources, Inc.*	38
8	Golar LNG Ltd.	264
5	Goodrich Petroleum Corp.*	80
4	Green Plains Renewable Energy, Inc.*	42
3	Gulf Island Fabrication, Inc.	74
5	GulfMark Offshore, Inc., Class A*	198
9	Gulfport Energy Corp.*	260
1	Hallador Energy Co.	9
192	Halliburton Co.	8,519
7	Harvest Natural Resources, Inc.*	79
22	Helix Energy Solutions Group, Inc.*	372
20	Helmerich & Payne, Inc.	1,140
24	Hercules Offshore, Inc.*	101
64	Hess Corp.	3,798
20	HollyFrontier Corp.	1,435
5	Hornbeck Offshore Services, Inc.*	122
3	Houston American Energy Corp.	52
33	Hyperdynamics Corp.*	148

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
28	ION Geophysical Corp.*	$198
7	James River Coal Co.*	76
26	Key Energy Services, Inc.*	374
36	Kinder Morgan, Inc.	931
5	Knightsbridge Tankers Ltd.	90
44	Kodiak Oil & Gas Corp.*	264
7	Kosmos Energy Ltd.*	97
5	L&L Energy, Inc.*	17
6	Lufkin Industries, Inc.	373
23	Magnum Hunter Resources Corp.*	103
150	Marathon Oil Corp.	4,038
75	Marathon Petroleum Corp.	2,779
6	Matrix Service Co.*	65
49	McDermott International, Inc.*	705
21	McMoRan Exploration Co.*	270
7	Miller Energy Resources, Inc.*	25
3	Mitcham Industries, Inc.*	50
41	Murphy Oil Corp.	2,197
60	Nabors Industries Ltd.*	1,106
89	National Oilwell Varco, Inc.	5,885
3	Natural Gas Services Group, Inc.*	39
28	Newfield Exploration Co.*	1,429
19	Newpark Resources, Inc.*	157
37	Noble Energy, Inc.	3,269
10	Nordic American Tankers Ltd.	180
13	Northern Oil and Gas, Inc.*	265
13	Oasis Petroleum, Inc.*	346
171	Occidental Petroleum Corp.	14,833
23	Oceaneering International, Inc.	982
11	Oil States International, Inc.*	727
6	Overseas Shipholding Group, Inc.	107
1	OYO Geospace Corp.*	74
1	Panhandle Oil and Gas, Inc., Class A	28
25	Parker Drilling Co.*	142
19	Patriot Coal Corp.*	280
32	Patterson-UTI Energy, Inc.	782
57	Peabody Energy Corp.	2,782
10	Penn Virginia Corp.	82
5	Petroleum Development Corp.*	119
12	Petroquest Energy, Inc.*	91
3	PHI, Inc. (Non-Voting)*	68
13	Pioneer Drilling Co.*	164
25	Pioneer Natural Resources Co.	1,954
30	Plains Exploration & Production Co.*	882
37	QEP Resources, Inc.	1,303
25	Quicksilver Resources, Inc.*	238
34	Range Resources Corp.	2,202
47	Rentech, Inc.*	47
10	Resolute Energy Corp.*	135
1	REX American Resources Corp.*	17
7	Rex Energy Corp.*	86
1	RigNet, Inc.*	15
11	Rosetta Resources, Inc.*	505
27	Rowan Cos., Inc.*	974
9	RPC, Inc.	233
86	SandRidge Energy, Inc.*	631
285	Schlumberger Ltd.	22,264
5	Scorpio Tankers, Inc.*	34
5	SEACOR Holdings, Inc.	444
9	SemGroup Corp., Class A*	206
9	Ship Finance International Ltd.	143
13	SM Energy Co.	994
2	Solazyme, Inc.*	28
26	Southern Union Co.	1,089
73	Southwestern Energy Co.*	2,770
137	Spectra Energy Corp.	3,558
10	Stone Energy Corp.*	264
25	Sunoco, Inc.	953
17	Superior Energy Services, Inc.*	600
9	Swift Energy Co.*	278
19	Syntroleum Corp.*	23
3	Targa Resources Corp.	90
9	Teekay Corp.	245
9	Teekay Tankers Ltd., Class A	59
6	Tesco Corp.*	100
30	Tesoro Corp.*	722
16	Tetra Technologies, Inc.*	164
11	Tidewater, Inc.	590
9	Triangle Petroleum Corp.*	49
32	Ultra Petroleum Corp.*	1,072
3	Union Drilling, Inc.*	26
9	Unit Corp.*	429
14	Uranerz Energy Corp.*	33
15	Uranium Energy Corp.*	53
20	Uranium Resources, Inc.*	23
22	Ur-Energy, Inc.*	28
24	USEC, Inc.*	52
11	Vaalco Energy, Inc.*	70
120	Valero Energy Corp.	2,726
37	Vantage Drilling Co.*	57
6	Venoco, Inc.*	69
10	Voyager Oil & Gas, Inc.*	28
7	W&T Offshore, Inc.	148
15	Warren Resources, Inc.*	51
11	Western Refining, Inc.*	192
2	Westmoreland Coal Co.*	21
25	Whiting Petroleum Corp.*	1,178
8	Willbros Group, Inc.*	51
124	Williams Cos., Inc. (The)	3,347
15	World Fuel Services Corp.	557
6	Zion Oil & Gas, Inc.*	17
		328,503
	Financials - 6.3%

3	1st Source Corp.	68
6	1st United Bancorp, Inc./FL*	32
4	Abington Bancorp, Inc.	35
8	Acadia Realty Trust (REIT)	169
71	ACE Ltd.	4,585
12	Advance America Cash Advance Centers, Inc.	100
11	Affiliated Managers Group, Inc.*	959
98	Aflac, Inc.	3,697
2	Agree Realty Corp. (REIT)	45
13	Alexandria Real Estate Equities, Inc. (REIT)	947
1	Alleghany Corp.*	299
1	Alliance Financial Corp./NY	30
8	Allied World Assurance Co. Holdings AG	415
110	Allstate Corp. (The)	2,885
19	Alterra Capital Holdings Ltd.	388
7	American Assets Trust, Inc. (REIT)	141
14	American Campus Communities, Inc. (REIT)	546
38	American Capital Agency Corp. (REIT)	1,083
74	American Capital Ltd.*	645
13	American Equity Investment Life Holding Co.	131
221	American Express Co.	10,986
17	American Financial Group, Inc./OH	566
93	American International Group, Inc.*	2,356
1	American National Insurance Co.	75

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2	American Safety Insurance Holdings Ltd.*	$38
51	Ameriprise Financial, Inc.	2,331
5	Ameris Bancorp*	46
4	AMERISAFE, Inc.*	79
2	Ames National Corp.	33
5	AmTrust Financial Services, Inc.	121
200	Annaly Capital Management, Inc. (REIT)	3,626
27	Anworth Mortgage Asset Corp. (REIT)	194
69	AON Corp.	3,224
25	Apartment Investment & Management Co., Class A (REIT)	664
4	Apollo Commercial Real Estate Finance, Inc. (REIT)	60
41	Apollo Investment Corp.	373
28	Arch Capital Group Ltd.*	943
43	Ares Capital Corp.	654
6	Argo Group International Holdings Ltd.	165
1	Arlington Asset Investment Corp., Class A	26
16	ARMOUR Residential REIT, Inc. (REIT)	120
2	Arrow Financial Corp.	47
23	Arthur J. Gallagher & Co.	649
7	Artio Global Investors, Inc.	64
11	Ashford Hospitality Trust, Inc. (REIT)	89
15	Aspen Insurance Holdings Ltd.	360
36	Associated Banc-Corp	396
9	Associated Estates Realty Corp. (REIT)	159
20	Assurant, Inc.	703
39	Assured Guaranty Ltd.	526
18	Astoria Financial Corp.	184
20	AvalonBay Communities, Inc. (REIT)	2,728
2	Avatar Holdings, Inc.*	20
27	Axis Capital Holdings Ltd.	774
2	Baldwin & Lyons, Inc., Class B	46
1	Bancfirst Corp.	36
6	Banco Latinoamericano de Comercio Exterior S.A., Class E	100
1	Bancorp Rhode Island, Inc.	43
6	Bancorp, Inc. (The)/DE*	47
18	BancorpSouth, Inc.	203
10	Bank Mutual Corp.	32
2,130	Bank of America Corp.	17,402
10	Bank of Hawaii Corp.	416
1	Bank of Kentucky Financial Corp.	23
1	Bank of Marin Bancorp	36
261	Bank of New York Mellon Corp. (The)	5,395
6	Bank of the Ozarks, Inc.	136
4	BankFinancial Corp.	31
7	BankUnited, Inc.	164
3	Banner Corp.	46
146	BB&T Corp.	3,254
7	Beneficial Mutual Bancorp, Inc.*	55
368	Berkshire Hathaway, Inc., Class B*	26,864
4	Berkshire Hills Bancorp, Inc.	86
16	BGC Partners, Inc., Class A	105
28	BioMed Realty Trust, Inc. (REIT)	512
15	BlackRock Kelso Capital Corp.	132
18	BlackRock, Inc.	2,966
2	BofI Holding, Inc.*	28
5	BOK Financial Corp.	246
16	Boston Private Financial Holdings, Inc.	100
31	Boston Properties, Inc. (REIT)	3,233
28	Brandywine Realty Trust (REIT)	278
16	BRE Properties, Inc. (REIT)	804
1	Bridge Bancorp, Inc.	20
2	Bridge Capital Holdings*	20
12	Brookline Bancorp, Inc.	101
24	Brown & Brown, Inc.	504
2	Bryn Mawr Bank Corp.	38
4	Calamos Asset Management, Inc., Class A	47
2	Camden National Corp.	56
15	Camden Property Trust (REIT)	1,002
6	Campus Crest Communities, Inc. (REIT)	71
2	Cape Bancorp, Inc.*	16
3	Capital Bank Corp.*	8
2	Capital City Bank Group, Inc.	20
97	Capital One Financial Corp.	4,467
1	Capital Southwest Corp.	89
68	CapitalSource, Inc.	432
35	Capitol Federal Financial, Inc.	376
14	CapLease, Inc. (REIT)	56
18	Capstead Mortgage Corp. (REIT)	240
6	Cardinal Financial Corp.	59
1	Cascade Bancorp*	10
6	Cash America International, Inc.	335
17	Cathay General Bancorp	218
61	CB Richard Ellis Group, Inc., Class A*	925
31	CBL & Associates Properties, Inc. (REIT)	456
11	CBOE Holdings, Inc.	278
12	Cedar Shopping Centers, Inc. (REIT)	44
3	Center Bancorp, Inc.	29
7	Center Financial Corp.*	39
6	CenterState Banks, Inc.	36
3	Central Pacific Financial Corp.*	37
1	Century Bancorp, Inc./MA, Class A	27
211	Charles Schwab Corp. (The)	2,602
1	Charter Financial Corp./GA	9
3	Chatham Lodging Trust (REIT)	30
6	Chemical Financial Corp.	104
7	Chesapeake Lodging Trust (REIT)	90
216	Chimera Investment Corp. (REIT)	654
62	Chubb Corp.	3,837
2	CIFC Corp.*	10
31	Cincinnati Financial Corp.	866
42	CIT Group, Inc.*	1,452
611	Citigroup, Inc.	18,972
3	Citizens & Northern Corp.	49
8	Citizens, Inc./TX*	54
3	City Holding Co.	91
10	City National Corp./CA	449
2	Clifton Savings Bancorp, Inc.	20
14	CME Group, Inc.	3,740
6	CNA Financial Corp.	146
3	CNB Financial Corp./PA	41
47	CNO Financial Group, Inc.*	302
7	CoBiz Financial, Inc.	40
9	Cogdell Spencer, Inc. (REIT)	38
4	Cohen & Steers, Inc.	155
18	Colonial Properties Trust (REIT)	378
7	Colony Financial, Inc. (REIT)	108
8	Columbia Banking System, Inc.	131
42	Comerica, Inc.	1,075

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
16	Commerce Bancshares, Inc./MO	$633
18	CommonWealth REIT (REIT)	370
8	Community Bank System, Inc.	200
3	Community Trust Bancorp, Inc.	76
8	Compass Diversified Holdings	110
1	Consolidated-Tomoka Land Co.	28
4	Coresite Realty Corp. (REIT)	64
15	Corporate Office Properties Trust (REIT)	402
19	Cousins Properties, Inc. (REIT)	137
14	Cowen Group, Inc., Class A*	49
5	Crawford & Co., Class B	36
1	Credit Acceptance Corp.*	69
12	CreXus Investment Corp. (REIT)	112
11	Cullen/Frost Bankers, Inc.	561
19	CVB Financial Corp.	166
17	Cypress Sharpridge Investments, Inc. (REIT)*	227
52	DCT Industrial Trust, Inc. (REIT)	235
10	Delphi Financial Group, Inc., Class A	242
45	Developers Diversified Realty Corp. (REIT)	558
9	DFC Global Corp.*	199
1	Diamond Hill Investment Group, Inc.	73
35	DiamondRock Hospitality Co. (REIT)	271
20	Digital Realty Trust, Inc. (REIT)	1,195
7	Dime Community Bancshares, Inc.	84
115	Discover Financial Services	2,893
2	Donegal Group, Inc., Class A	24
27	Doral Financial Corp.*	44
26	Douglas Emmett, Inc. (REIT)	469
6	Duff & Phelps Corp., Class A	68
53	Duke Realty Corp. (REIT)	629
12	DuPont Fabros Technology, Inc. (REIT)	278
8	Dynex Capital, Inc. (REIT)	73
53	E*Trade Financial Corp.*	655
4	Eagle Bancorp, Inc.*	50
31	East West Bancorp, Inc.	517
6	EastGroup Properties, Inc. (REIT)	242
25	Eaton Vance Corp.	610
4	Edelman Financial Group, Inc.	28
15	Education Realty Trust, Inc. (REIT)	135
4	eHealth, Inc.*	51
1	EMC Insurance Group, Inc.	18
8	Employers Holdings, Inc.	98
2	Encore Bancshares, Inc.*	22
3	Encore Capital Group, Inc.*	71
9	Endurance Specialty Holdings Ltd.	325
1	Enstar Group Ltd.*	103
1	Enterprise Bancorp, Inc./MA	14
3	Enterprise Financial Services Corp.	44
10	Entertainment Properties Trust (REIT)	421
3	Epoch Holding Corp.	45
6	Equity Lifestyle Properties, Inc. (REIT)	414
11	Equity One, Inc. (REIT)	198
62	Equity Residential (REIT)	3,793
6	Erie Indemnity Co., Class A	441
3	ESB Financial Corp.	36
2	ESSA Bancorp, Inc.	23
7	Essex Property Trust, Inc. (REIT)	1,005
4	Evercore Partners, Inc., Class A	105
10	Everest Re Group Ltd.	807
7	Excel Trust, Inc. (REIT)	75
20	Extra Space Storage, Inc. (REIT)	430
10	EZCORP, Inc., Class A*	336
3	FBL Financial Group, Inc., Class A	88
11	FBR & Co.*	28
2	Federal Agricultural Mortgage Corp., Class C	40
13	Federal Realty Investment Trust (REIT)	1,177
19	Federated Investors, Inc., Class B	336
26	FelCor Lodging Trust, Inc. (REIT)*	89
47	Fidelity National Financial, Inc., Class A	799
15	Fifth Street Finance Corp.	149
193	Fifth Third Bancorp	2,050
8	Financial Engines, Inc.*	178
3	Financial Institutions, Inc.	47
22	First American Financial Corp.	336
2	First Bancorp, Inc./ME	27
3	First Bancorp/NC	29
16	First Busey Corp.	78
7	First Cash Financial Services, Inc.*	327
1	First Citizens BancShares, Inc./NC, Class A	159
22	First Commonwealth Financial Corp.	99
3	First Community Bancshares, Inc./VA	36
2	First Defiance Financial Corp.*	27
12	First Financial Bancorp	192
7	First Financial Bankshares, Inc.	207
2	First Financial Corp./IN	62
3	First Financial Holdings, Inc.	19
55	First Horizon National Corp.	387
18	First Industrial Realty Trust, Inc. (REIT)*	170
3	First Interstate BancSystem, Inc.	37
12	First Marblehead Corp. (The)*	17
5	First Merchants Corp.	38
16	First Midwest Bancorp, Inc./IL	140
64	First Niagara Financial Group, Inc.	689
2	First of Long Island Corp. (The)	48
2	First Pactrust Bancorp, Inc.	24
11	First Potomac Realty Trust (REIT)	142
15	First Republic Bank*	383
23	FirstMerit Corp.	287
41	Flagstar Bancorp, Inc.*	25
11	Flagstone Reinsurance Holdings S.A.	78
7	Flushing Financial Corp.	80
27	FNB Corp./PA	242
29	Forest City Enterprises, Inc., Class A*	385
7	Forestar Group, Inc.*	88
1	Fortegra Financial Corp.*	5
3	Fox Chase Bancorp, Inc.	39
2	FPIC Insurance Group, Inc.*	84
3	Franklin Financial Corp./VA*	35
30	Franklin Resources, Inc.	3,598
15	Franklin Street Properties Corp. (REIT)	196
42	Fulton Financial Corp.	385
4	FXCM, Inc., Class A	47
2	Gain Capital Holdings, Inc.*	12
1	GAMCO Investors, Inc., Class A	49
118	General Growth Properties, Inc. (REIT)	1,610
103	Genworth Financial, Inc., Class A*	712
3	German American Bancorp, Inc.	47
5	Getty Realty Corp. (REIT)	95
15	GFI Group, Inc.	66
15	Glacier Bancorp, Inc.	173
4	Gladstone Capital Corp.	32
2	Gladstone Commercial Corp. (REIT)	33

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
5	Gladstone Investment Corp.	$34
17	Gleacher & Co., Inc.*	22
23	Glimcher Realty Trust (REIT)	196
3	Global Indemnity plc*	56
109	Goldman Sachs Group, Inc. (The)	12,668
2	Golub Capital BDC, Inc.	30
7	Government Properties Income Trust (REIT)	164
2	Great Southern Bancorp, Inc.	35
5	Green Dot Corp., Class A*	163
6	Greenhill & Co., Inc.	213
6	Greenlight Capital Re Ltd., Class A*	135
3	Hallmark Financial Services*	21
2	Hampton Roads Bankshares, Inc.*	16
16	Hancock Holding Co.	500
32	Hanmi Financial Corp.*	31
10	Hanover Insurance Group, Inc. (The)	355
3	Harleysville Group, Inc.	86
7	Harris & Harris Group, Inc.*	29
94	Hartford Financial Services Group, Inc.	1,799
16	Hatteras Financial Corp. (REIT)	442
24	HCC Insurance Holdings, Inc.	702
85	HCP, Inc. (REIT)	3,169
37	Health Care REIT, Inc. (REIT)	1,886
16	Healthcare Realty Trust, Inc. (REIT)	280
3	Heartland Financial USA, Inc.	45
9	Hercules Technology Growth Capital, Inc.	85
4	Heritage Commerce Corp.*	17
3	Heritage Financial Corp./WA	35
30	Hersha Hospitality Trust (REIT)	111
6	HFF, Inc., Class A*	71
15	Highwoods Properties, Inc. (REIT)	491
8	Hilltop Holdings, Inc.*	62
5	Home Bancshares, Inc./AR	117
3	Home Federal Bancorp, Inc./ID	31
8	Home Properties, Inc. (REIT)	535
8	Horace Mann Educators Corp.	107
26	Hospitality Properties Trust (REIT)	610
144	Host Hotels & Resorts, Inc. (REIT)	1,704
5	Howard Hughes Corp. (The)*	270
100	Hudson City Bancorp, Inc.	621
5	Hudson Pacific Properties, Inc. (REIT)	70
3	Hudson Valley Holding Corp.	58
182	Huntington Bancshares, Inc./OH	915
6	Iberiabank Corp.	289
8	ICG Group, Inc.*	82
4	Imperial Holdings, Inc.*	30
2	Independence Holding Co.	17
5	Independent Bank Corp./MA	119
3	Infinity Property & Casualty Corp.	153
16	Inland Real Estate Corp. (REIT)	130
8	Interactive Brokers Group, Inc., Class A	120
15	IntercontinentalExchange, Inc.*	1,769
11	International Bancshares Corp.	172
3	INTL FCStone, Inc.*	70
97	Invesco Ltd.	1,775
24	Invesco Mortgage Capital, Inc. (REIT)	423
9	Investment Technology Group, Inc.*	102
10	Investors Bancorp, Inc.*	144
17	Investors Real Estate Trust (REIT)	132
19	iStar Financial, Inc. (REIT)*	137
39	Janus Capital Group, Inc.	285
28	Jefferies Group, Inc.	459
3	JMP Group, Inc.	20
9	Jones Lang LaSalle, Inc.	602
835	JPMorgan Chase & Co.	31,363
1	Kansas City Life Insurance Co.	31
8	KBW, Inc.	117
3	Kearny Financial Corp.	26
11	Kemper Corp.	282
5	Kennedy-Wilson Holdings, Inc.	58
200	KeyCorp	1,328
12	Kilroy Realty Corp. (REIT)	429
86	Kimco Realty Corp. (REIT)	1,522
12	Kite Realty Group Trust (REIT)	51
21	Knight Capital Group, Inc., Class A*	271
4	Kohlberg Capital Corp.	26
22	Ladenburg Thalmann Financial Services, Inc.*	34
5	Lakeland Bancorp, Inc.	42
3	Lakeland Financial Corp.	65
18	LaSalle Hotel Properties (REIT)	338
23	Lazard Ltd., Class A	671
31	Legg Mason, Inc.	883
42	Leucadia National Corp.	1,244
25	Lexington Realty Trust (REIT)	184
24	Liberty Property Trust (REIT)	815
66	Lincoln National Corp.	1,369
67	Loews Corp.	2,521
7	LPL Investment Holdings, Inc.*	204
6	LTC Properties, Inc. (REIT)	162
26	M&T Bank Corp.	1,978
28	Macerich Co. (The) (REIT)	1,373
18	Mack-Cali Realty Corp. (REIT)	561
11	Maiden Holdings Ltd.	94
4	Main Street Capital Corp.	75
4	MainSource Financial Group, Inc.	36
2	Markel Corp.*	788
6	MarketAxess Holdings, Inc.	177
2	Marlin Business Services Corp.*	23
115	Marsh & McLennan Cos., Inc.	3,418
11	MB Financial, Inc.	179
31	MBIA, Inc.*	241
16	MCG Capital Corp.	76
11	Meadowbrook Insurance Group, Inc.	103
3	Medallion Financial Corp.	29
23	Medical Properties Trust, Inc. (REIT)	246
2	Medley Capital Corp.	21
1	Merchants Bancshares, Inc.	27
6	Mercury General Corp.	237
2	Meridian Interstate Bancorp, Inc.*	25
173	MetLife, Inc.	5,813
3	Metro Bancorp, Inc.*	30
34	MF Global Holdings Ltd.*	187
75	MFA Financial, Inc. (REIT)	562
39	MGIC Investment Corp.*	101
8	Mid-America Apartment Communities, Inc. (REIT)	572
2	MidSouth Bancorp, Inc.	23
4	Mission West Properties, Inc. (REIT)	31
7	Monmouth Real Estate Investment Corp., Class A (REIT)	57
13	Montpelier Re Holdings Ltd.	223
42	Moody’s Corp.	1,295
325	Morgan Stanley	5,688
10	MPG Office Trust, Inc. (REIT)*	28
25	MSCI, Inc., Class A*	864
5	MVC Capital, Inc.	59
8	Nara Bancorp, Inc.*	57
26	NASDAQ OMX Group, Inc. (The)*	616
1	National Bankshares, Inc.	26

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
9	National Financial Partners Corp.*	$115
5	National Health Investors, Inc. (REIT)	229
1	National Interstate Corp.	23
26	National Penn Bancshares, Inc.	189
18	National Retail Properties, Inc. (REIT)	491
2	Navigators Group, Inc. (The)*	90
7	NBT Bancorp, Inc.	142
5	Nelnet, Inc., Class A	96
6	Netspend Holdings, Inc.*	36
2	New Mountain Finance Corp.	25
92	New York Community Bancorp, Inc.	1,179
17	Newcastle Investment Corp. (REIT)	94
6	NewStar Financial, Inc.*	62
5	NGP Capital Resources Co.	36
2	Nicholas Financial, Inc.*	22
46	Northern Trust Corp.	1,768
4	Northfield Bancorp, Inc.	54
20	NorthStar Realty Finance Corp. (REIT)	76
22	Northwest Bancshares, Inc.	262
55	NYSE Euronext	1,500
3	OceanFirst Financial Corp.	36
16	Ocwen Financial Corp.*	221
20	Old National Bancorp/IN	196
55	Old Republic International Corp.	547
21	Omega Healthcare Investors, Inc. (REIT)	381
2	OmniAmerican Bancorp, Inc.*	29
2	One Liberty Properties, Inc. (REIT)	31
5	OneBeacon Insurance Group Ltd., Class A	70
2	Oppenheimer Holdings Inc., Class A	40
9	optionsXpress Holdings, Inc.	113
10	Oriental Financial Group, Inc.	111
12	Oritani Financial Corp.	158
1	Orrstown Financial Services, Inc.	14
1	Pacific Capital Bancorp NA*	27
4	Pacific Continental Corp.	33
6	PacWest Bancorp	96
3	Park National Corp.	165
6	Park Sterling Corp.*	25
5	Parkway Properties, Inc./MD (REIT)	68
14	PartnerRe Ltd.	798
11	Pebblebrook Hotel Trust (REIT)	177
10	PennantPark Investment Corp.	102
1	Penns Woods Bancorp, Inc.	35
12	Pennsylvania Real Estate Investment Trust (REIT)	124
6	PennyMac Mortgage Investment Trust (REIT)	102
2	Peoples Bancorp, Inc./OH	21
79	People’s United Financial, Inc.	928
12	PHH Corp.*	228
24	Phoenix Cos., Inc. (The)*	46
5	Pico Holdings, Inc.*	118
36	Piedmont Office Realty Trust, Inc., Class A (REIT)	680
7	Pinnacle Financial Partners, Inc.*	89
3	Piper Jaffray Cos.*	71
8	Platinum Underwriters Holdings Ltd.	252
34	Plum Creek Timber Co., Inc. (REIT)	1,291
32	PMI Group, Inc. (The)*	8
111	PNC Financial Services Group, Inc.	5,566
215	Popular, Inc.*	447
4	Portfolio Recovery Associates, Inc.*	293
10	Post Properties, Inc. (REIT)	418
8	Potlatch Corp. (REIT)	268
5	Presidential Life Corp.	48
7	Primerica, Inc.	146
5	Primus Guaranty Ltd.*	28
68	Principal Financial Group, Inc.	1,724
13	PrivateBancorp, Inc.	115
6	ProAssurance Corp.*	435
138	Progressive Corp. (The)	2,647
96	ProLogis, Inc. (REIT)	2,614
23	Prospect Capital Corp.	202
10	Prosperity Bancshares, Inc.	378
18	Protective Life Corp.	342
13	Provident Financial Services, Inc.	163
8	Provident New York Bancorp	52
102	Prudential Financial, Inc.	5,121
4	PS Business Parks, Inc. (REIT)	219
30	Public Storage (REIT)	3,712
2	Pzena Investment Management, Inc., Class A	9
28	Radian Group, Inc.	93
8	RAIT Financial Trust (REIT)	31
8	Ramco-Gershenson Properties Trust (REIT)	83
21	Raymond James Financial, Inc.	590
27	Rayonier, Inc. (REIT)	1,111
27	Realty Income Corp. (REIT)	936
17	Redwood Trust, Inc. (REIT)	214
19	Regency Centers Corp. (REIT)	784
264	Regions Financial Corp.	1,199
16	Reinsurance Group of America, Inc.	854
11	RenaissanceRe Holdings Ltd.	721
5	Renasant Corp.	69
2	Republic Bancorp, Inc./KY, Class A	36
15	Resource Capital Corp. (REIT)	81
9	Retail Opportunity Investments Corp. (REIT)	101
4	RLI Corp.	253
6	RLJ Lodging Trust (REIT)	80
6	Rockville Financial, Inc.	58
2	Roma Financial Corp.	18
6	S&T Bancorp, Inc.	111
3	S.Y. Bancorp, Inc.	60
8	Sabra Health Care REIT, Inc. (REIT)	93
4	Safeguard Scientifics, Inc.*	64
3	Safety Insurance Group, Inc.	117
5	Sandy Spring Bancorp, Inc.	82
2	Saul Centers, Inc. (REIT)	71
3	SCBT Financial Corp.	84
4	SeaBright Holdings, Inc.	25
15	Seacoast Banking Corp. of Florida*	25
31	SEI Investments Co.	530
11	Selective Insurance Group, Inc.	167
32	Senior Housing Properties Trust (REIT)	761
2	Sierra Bancorp	21
10	Signature Bank/NY*	556
4	Simmons First National Corp., Class A	92
62	Simon Property Group, Inc. (REIT)	7,285
17	SL Green Realty Corp. (REIT)	1,228
111	SLM Corp.	1,524
8	Solar Capital Ltd.	185
2	Solar Senior Capital Ltd.	33
3	Southside Bancshares, Inc.	60
4	Southwest Bancorp, Inc./OK*	20
6	Sovran Self Storage, Inc. (REIT)	244
14	St. Joe Co. (The)*	258
3	STAG Industrial, Inc. (REIT)	32
10	StanCorp Financial Group, Inc.	306

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
20	Starwood Property Trust, Inc. (REIT)	$370
3	State Auto Financial Corp.	42
3	State Bancorp, Inc./NY	35
7	State Bank Financial Corp.*	99
106	State Street Corp.	3,765
5	StellarOne Corp.	59
7	Sterling Bancorp/NY	60
6	Sterling Financial Corp./WA*	84
4	Stewart Information Services Corp.	38
11	Stifel Financial Corp.*	331
37	Strategic Hotels & Resorts, Inc. (REIT)*	177
2	Suffolk Bancorp	16
6	Summit Hotel Properties, Inc. (REIT)	50
8	Sun Bancorp, Inc./NJ*	24
4	Sun Communities, Inc. (REIT)	154
25	Sunstone Hotel Investors, Inc. (REIT)*	151
113	SunTrust Banks, Inc.	2,249
27	Susquehanna Bancshares, Inc.	181
9	SVB Financial Group*	415
6	SWS Group, Inc.	26
14	Symetra Financial Corp.	150
165	Synovus Financial Corp.	239
55	T. Rowe Price Group, Inc.	2,941
18	Tanger Factory Outlet Centers (REIT)	506
12	Taubman Centers, Inc. (REIT)	692
2	Taylor Capital Group, Inc.*	13
33	TCF Financial Corp.	345
46	TD Ameritrade Holding Corp.	707
3	Tejon Ranch Co.*	82
2	Terreno Realty Corp. (REIT)	30
3	Territorial Bancorp, Inc.	61
8	Texas Capital Bancshares, Inc.*	205
17	TFS Financial Corp.*	151
2	THL Credit, Inc.	24
7	TICC Capital Corp.	67
2	Tompkins Financial Corp.	78
22	Torchmark Corp.	841
2	Tower Bancorp, Inc.	48
8	Tower Group, Inc.	192
5	TowneBank/VA	59
13	Transatlantic Holdings, Inc.	658
88	Travelers Cos., Inc. (The)	4,440
5	Triangle Capital Corp.	84
3	Trico Bancshares	41
20	TrustCo Bank Corp NY	93
13	Trustmark Corp.	279
30	Two Harbors Investment Corp. (REIT)	287
405	U.S. Bancorp	9,400
46	UDR, Inc. (REIT)	1,229
7	UMB Financial Corp.	271
2	UMH Properties, Inc. (REIT)	18
24	Umpqua Holdings Corp.	234
4	Union First Market Bankshares Corp.	44
11	United Bankshares, Inc.	247
9	United Community Banks, Inc./GA*	93
3	United Financial Bancorp, Inc.	46
5	United Fire & Casualty Co.	91
2	Universal Health Realty Income Trust (REIT)	75
4	Universal Insurance Holdings, Inc.	17
4	Univest Corp. of Pennsylvania	56
65	Unum Group	1,530
5	Urstadt Biddle Properties, Inc., Class A (REIT)	84
21	U-Store-It Trust (REIT)	226
16	Validus Holdings Ltd.	413
36	Valley National Bancorp	428
53	Ventas, Inc. (REIT)	2,834
7	ViewPoint Financial Group	84
5	Virginia Commerce Bancorp, Inc.*	29
1	Virtus Investment Partners, Inc.*	61
39	Vornado Realty Trust (REIT)	3,350
24	W. R. Berkley Corp.	741
18	Waddell & Reed Financial, Inc., Class A	562
2	Walker & Dunlop, Inc.*	23
5	Walter Investment Management Corp.	124
3	Washington Banking Co.	33
23	Washington Federal, Inc.	346
14	Washington Real Estate Investment Trust (REIT)	433
3	Washington Trust Bancorp, Inc.	65
15	Webster Financial Corp.	272
25	Weingarten Realty Investors (REIT)	609
1,034	Wells Fargo & Co.	26,987
5	WesBanco, Inc.	97
3	West Bancorp., Inc.	26
4	West Coast Bancorp/OR*	59
6	Westamerica Bancorp.	254
15	Western Alliance Bancorp.*	91
6	Westfield Financial, Inc.	45
1	Westwood Holdings Group, Inc.	35
113	Weyerhaeuser Co. (REIT)	2,037
1	White Mountains Insurance Group Ltd.	400
2	Whitestone REIT, Class B (REIT)	23
13	Wilshire Bancorp, Inc.*	40
6	Winthrop Realty Trust (REIT)	61
7	Wintrust Financial Corp.	221
3	World Acceptance Corp.*	195
1	WSFS Financial Corp.	35
65	XL Group plc	1,353
39	Zions Bancorp.	680
		442,192
	Health Care - 4.8%

5	Abaxis, Inc.*	124
327	Abbott Laboratories	17,171
7	Abiomed, Inc.*	87
8	Accretive Health, Inc.*	215
14	Accuray, Inc.*	69
10	Achillion Pharmaceuticals, Inc.*	62
8	Acorda Therapeutics, Inc.*	208
2	Acura Pharmaceuticals, Inc.*	6
2	Aegerion Pharmaceuticals, Inc.*	29
80	Aetna, Inc.	3,202
7	Affymax, Inc.*	33
15	Affymetrix, Inc.*	84
73	Agilent Technologies, Inc.*	2,692
2	Air Methods Corp.*	133
12	Akorn, Inc.*	96
5	Albany Molecular Research, Inc.*	17
18	Alere, Inc.*	449
39	Alexion Pharmaceuticals, Inc.*	2,260
13	Align Technology, Inc.*	248
2	Alimera Sciences, Inc.*	14
20	Alkermes, Inc.*	347
64	Allergan, Inc.	5,236
5	Alliance HealthCare Services, Inc.*	8
17	Allos Therapeutics, Inc.*	29
40	Allscripts Healthcare Solutions, Inc.*	718
2	Almost Family, Inc.*	40

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
8	Alnylam Pharmaceuticals, Inc.*	$56
11	Alphatec Holdings, Inc.*	28
4	AMAG Pharmaceuticals, Inc.*	56
6	Amedisys, Inc.*	102
3	American Dental Partners, Inc.*	33
9	AMERIGROUP Corp.*	445
58	AmerisourceBergen Corp.	2,296
195	Amgen, Inc.	10,804
3	Amicus Therapeutics, Inc.*	14
8	AMN Healthcare Services, Inc.*	44
4	Ampio Pharmaceuticals, Inc.*	31
7	Amsurg Corp.*	158
28	Amylin Pharmaceuticals, Inc.*	317
2	Anacor Pharmaceuticals, Inc.*	10
3	Analogic Corp.	149
5	AngioDynamics, Inc.*	72
18	Antares Pharma, Inc.*	44
4	Anthera Pharmaceuticals, Inc.*	22
4	Ardea Biosciences, Inc.*	65
31	Arena Pharmaceuticals, Inc.*	40
28	Ariad Pharmaceuticals, Inc.*	276
11	Arqule, Inc.*	48
12	Array Biopharma, Inc.*	26
6	ArthroCare Corp.*	195
4	Assisted Living Concepts, Inc., Class A	54
7	athenahealth, Inc.*	406
3	AtriCure, Inc.*	31
10	Auxilium Pharmaceuticals, Inc.*	170
26	AVANIR Pharmaceuticals, Inc., Class A*	74
7	AVEO Pharmaceuticals, Inc.*	119
28	AVI BioPharma, Inc.*	35
5	Bacterin International Holdings, Inc.*	10
120	Baxter International, Inc.	6,718
46	Becton, Dickinson and Co.	3,743
2	BG Medicine, Inc.*	12
6	BioCryst Pharmaceuticals, Inc.*	20
51	Biogen Idec, Inc.*	4,804
6	Biolase Technology, Inc.*	21
23	BioMarin Pharmaceutical, Inc.*	680
4	BioMimetic Therapeutics, Inc.*	13
4	Bio-Rad Laboratories, Inc., Class A*	401
5	Bio-Reference Labs, Inc.*	101
23	BioSante Pharmaceuticals, Inc.*	60
9	BioScrip, Inc.*	57
1	BioSpecifics Technologies Corp.*	18
5	BioTime, Inc.*	23
321	Boston Scientific Corp.*	2,176
359	Bristol-Myers Squibb Co.	10,680
20	Brookdale Senior Living, Inc.*	322
18	Bruker Corp.*	256
18	C.R. Bard, Inc.	1,715
8	Cadence Pharmaceuticals, Inc.*	52
10	Caliper Life Sciences, Inc.*	75
6	Cambrex Corp.*	30
3	Cantel Medical Corp.	75
6	Capital Senior Living Corp.*	43
74	Cardinal Health, Inc.	3,145
5	CardioNet, Inc.*	16
3	Cardiovascular Systems, Inc.*	39
47	CareFusion Corp.*	1,204
9	Catalyst Health Solutions, Inc.*	483
97	Celgene Corp.*	5,769
41	Cell Therapeutics, Inc.*	48
9	Celldex Therapeutics, Inc.*	28
11	Centene Corp.*	351
16	Cephalon, Inc.*	1,290
13	Cepheid, Inc.*	471
30	Cerner Corp.*	1,979
10	Cerus Corp.*	21
11	Charles River Laboratories International, Inc.*	364
11	Chelsea Therapeutics International Ltd.*	47
4	Chemed Corp.	232
2	Chindex International, Inc.*	21
57	CIGNA Corp.	2,664
6	Cleveland Biolabs, Inc.*	16
5	Codexis, Inc.*	32
15	Columbia Laboratories, Inc.*	35
20	Community Health Systems, Inc.*	407
2	Complete Genomics, Inc.*	18
2	Computer Programs & Systems, Inc.	142
7	Conceptus, Inc.*	74
6	CONMED Corp.*	141
6	Continucare Corp.*	38
10	Cooper Cos., Inc. (The)	753
9	Corcept Therapeutics, Inc.*	25
2	Cornerstone Therapeutics, Inc.*	16
1	Corvel Corp.*	46
13	Covance, Inc.*	644
31	Coventry Health Care, Inc.*	1,019
104	Covidien plc	5,427
6	Cross Country Healthcare, Inc.*	30
6	CryoLife, Inc.*	31
13	Cubist Pharmaceuticals, Inc.*	451
16	Curis, Inc.*	51
6	Cyberonics, Inc.*	169
2	Cynosure, Inc., Class A*	20
10	Cytori Therapeutics, Inc.*	33
20	DaVita, Inc.*	1,472
10	Delcath Systems, Inc.*	41
31	Dendreon Corp.*	381
30	DENTSPLY International, Inc.	1,056
11	Depomed, Inc.*	68
14	DexCom, Inc.*	168
17	Durect Corp.*	28
5	Dusa Pharmaceuticals, Inc.*	22
21	Dyax Corp.*	31
26	Dynavax Technologies Corp.*	62
2	DynaVox, Inc., Class A*	14
24	Edwards Lifesciences Corp.*	1,811
215	Eli Lilly & Co.	8,065
6	Emdeon, Inc., Class A*	112
5	Emergent Biosolutions, Inc.*	90
6	Emeritus Corp.*	105
25	Endo Pharmaceuticals Holdings, Inc.*	798
4	Endocyte, Inc.*	44
10	Endologix, Inc.*	95
3	Ensign Group, Inc. (The)	70
8	Enzo Biochem, Inc.*	23
8	Enzon Pharmaceuticals, Inc.*	68
1	ePocrates, Inc.*	11
10	eResearchTechnology, Inc.*	52
11	Exact Sciences Corp.*	85
2	Exactech, Inc.*	30
6	ExamWorks Group, Inc.*	90
27	Exelixis, Inc.*	202
103	Express Scripts, Inc.*	4,835
9	Five Star Quality Care, Inc.*	29
1	Fluidigm Corp.*	13
60	Forest Laboratories, Inc.*	2,054
2	Furiex Pharmaceuticals, Inc.*	31

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4	Genomic Health, Inc.*	$98
10	Gen-Probe, Inc.*	600
6	Gentiva Health Services, Inc.*	46
27	Geron Corp.*	72
165	Gilead Sciences, Inc.*	6,581
5	Greatbatch, Inc.*	112
5	GTx, Inc.*	18
5	Haemonetics Corp.*	313
17	Halozyme Therapeutics, Inc.*	116
7	Hanger Orthopedic Group, Inc.*	131
10	Hansen Medical, Inc.*	38
5	Harvard Bioscience, Inc.*	22
28	HCA Holdings, Inc.*	561
53	Health Management Associates, Inc., Class A*	436
19	Health Net, Inc.*	469
20	HealthSouth Corp.*	428
14	Healthspring, Inc.*	547
3	HealthStream, Inc.*	37
7	Healthways, Inc.*	88
3	HeartWare International, Inc.*	188
19	Henry Schein, Inc.*	1,252
13	Hill-Rom Holdings, Inc.	394
2	Hi-Tech Pharmacal Co., Inc.*	56
18	HMS Holdings Corp.*	472
55	Hologic, Inc.*	915
35	Hospira, Inc.*	1,617
40	Human Genome Sciences, Inc.*	515
35	Humana, Inc.	2,717
3	ICU Medical, Inc.*	124
12	Idenix Pharmaceuticals, Inc.*	70
12	IDEXX Laboratories, Inc.*	957
26	Illumina, Inc.*	1,355
16	Immunogen, Inc.*	174
14	Immunomedics, Inc.*	56
14	Impax Laboratories, Inc.*	275
19	Incyte Corp.*	305
4	Infinity Pharmaceuticals, Inc.*	27
13	Inhibitex, Inc.*	46
5	Insmed, Inc.*	24
10	Insulet Corp.*	175
4	Integra LifeSciences Holdings Corp.*	160
10	InterMune, Inc.*	269
8	Intuitive Surgical, Inc.*	3,051
6	Invacare Corp.	151
3	IPC The Hospitalist Co., Inc.*	120
4	IRIS International, Inc.*	34
11	Ironwood Pharmaceuticals, Inc.*	140
21	Isis Pharmaceuticals, Inc.*	157
7	ISTA Pharmaceuticals, Inc.*	32
5	Jazz Pharmaceuticals, Inc.*	214
576	Johnson & Johnson	37,901
2	Kensey Nash Corp.*	55
15	Keryx Biopharmaceuticals, Inc.*	61
11	Kindred Healthcare, Inc.*	142
13	Kinetic Concepts, Inc.*	878
11	K-V Pharmaceutical Co., Class A*	19
21	Laboratory Corp. of America Holdings*	1,754
2	Landauer, Inc.	103
3	Lannett Co., Inc.*	12
36	Lexicon Pharmaceuticals, Inc.*	49
3	LHC Group, Inc.*	60
38	Life Technologies Corp.*	1,596
11	LifePoint Hospitals, Inc.*	404
4	Ligand Pharmaceuticals, Inc., Class B*	61
20	Lincare Holdings, Inc.	431
8	Luminex Corp.*	184
7	Magellan Health Services, Inc.*	349
7	MAKO Surgical Corp.*	251
16	MannKind Corp.*	48
5	MAP Pharmaceuticals, Inc.*	70
11	Masimo Corp.	271
6	Maxygen, Inc.	33
53	McKesson Corp.	4,236
10	MedAssets, Inc.*	114
4	MedCath Corp.*	56
84	Medco Health Solutions, Inc.*	4,548
3	Medical Action Industries, Inc.*	19
11	Medicines Co. (The)*	160
13	Medicis Pharmaceutical Corp., Class A	506
4	Medidata Solutions, Inc.*	66
7	Medivation, Inc.*	113
10	MEDNAX, Inc.*	653
7	MedQuist Holdings, Inc.*	58
2	Medtox Scientific, Inc.	28
225	Medtronic, Inc.	7,891
649	Merck & Co., Inc.	21,495
11	Merge Healthcare, Inc.*	65
9	Meridian Bioscience, Inc.	167
9	Merit Medical Systems, Inc.*	131
7	Metabolix, Inc.*	38
9	Metropolitan Health Networks, Inc.*	46
7	Mettler-Toledo International, Inc.*	1,115
19	Micromet, Inc.*	91
6	Molina Healthcare, Inc.*	115
10	Momenta Pharmaceuticals, Inc.*	169
3	MWI Veterinary Supply, Inc.*	222
92	Mylan, Inc.*	1,910
18	Myriad Genetics, Inc.*	357
9	Nabi Biopharmaceuticals*	17
2	National Healthcare Corp.	69
6	Natus Medical, Inc.*	63
24	Nektar Therapeutics*	137
5	Neogen Corp.*	174
20	Neoprobe Corp.*	67
10	NeoStem, Inc.*	7
10	Neurocrine Biosciences, Inc.*	61
20	Novavax, Inc.*	37
18	NPS Pharmaceuticals, Inc.*	134
8	NuVasive, Inc.*	194
9	NxStage Medical, Inc.*	166
4	Nymox Pharmaceutical Corp.*	32
4	Obagi Medical Products, Inc.*	42
24	Omnicare, Inc.	713
7	Omnicell, Inc.*	109
2	OncoGenex Pharmaceutical, Inc.*	24
9	Oncothyreon, Inc.*	65
13	Onyx Pharmaceuticals, Inc.*	442
23	Opko Health, Inc.*	96
10	Optimer Pharmaceuticals, Inc.*	100
10	OraSure Technologies, Inc.*	73
7	Orexigen Therapeutics, Inc.*	10
4	Orthofix International N.V.*	147
4	Osiris Therapeutics, Inc.*	21
13	Owens & Minor, Inc.	383
7	Pacific Biosciences of California, Inc.*	50
1	Pacira Pharmaceuticals, Inc./DE*	8
8	Pain Therapeutics, Inc.*	38
4	Palomar Medical Technologies, Inc.*	32
8	Par Pharmaceutical Cos., Inc.*	238

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
12	Parexel International Corp.*	$245
22	Patterson Cos., Inc.	643
29	PDL BioPharma, Inc.	177
14	Peregrine Pharmaceuticals, Inc.*	20
24	PerkinElmer, Inc.	549
1	Pernix Therapeutics Holdings*	9
17	Perrigo Co.	1,611
1,661	Pfizer, Inc.	31,526
21	Pharmaceutical Product Development, Inc.	661
10	Pharmacyclics, Inc.*	115
8	Pharmasset, Inc.*	1,051
7	PharmAthene, Inc.*	17
6	PharMerica Corp.*	88
6	Pozen, Inc.*	17
6	Progenics Pharmaceuticals, Inc.*	37
3	Providence Service Corp. (The)*	32
12	PSS World Medical, Inc.*	283
49	QIAGEN N.V.*	757
4	Quality Systems, Inc.	368
33	Quest Diagnostics, Inc.	1,652
11	Questcor Pharmaceuticals, Inc.*	331
6	Quidel Corp.*	92
6	RadNet, Inc.*	18
7	Raptor Pharmaceutical Corp.*	33
15	Regeneron Pharmaceuticals, Inc.*	885
32	ResMed, Inc.*	991
14	Rigel Pharmaceuticals, Inc.*	110
3	Rockwell Medical Technologies, Inc.*	27
12	RTI Biologics, Inc.*	40
1	Sagent Pharmaceuticals, Inc.*	23
12	Salix Pharmaceuticals Ltd.*	365
11	Sangamo Biosciences, Inc.*	60
11	Santarus, Inc.*	34
15	Savient Pharmaceuticals, Inc.*	65
7	Sciclone Pharmaceuticals, Inc.*	33
20	Seattle Genetics, Inc.*	348
9	Select Medical Holdings Corp.*	65
21	Sequenom, Inc.*	129
7	SIGA Technologies, Inc.*	40
12	Sirona Dental Systems, Inc.*	560
4	Skilled Healthcare Group, Inc., Class A*	22
13	Solta Medical, Inc.*	22
3	SonoSite, Inc.*	87
7	Spectranetics Corp. (The)*	43
11	Spectrum Pharmaceuticals, Inc.*	94
69	St. Jude Medical, Inc.	3,142
7	Staar Surgical Co.*	57
9	Stereotaxis, Inc.*	12
12	STERIS Corp.	386
66	Stryker Corp.	3,223
3	Sucampo Pharmaceuticals, Inc., Class A*	10
5	Sun Healthcare Group, Inc.*	21
6	Sunesis Pharmaceuticals, Inc.*	9
12	Sunrise Senior Living, Inc.*	89
12	SuperGen, Inc.*	26
3	SurModics, Inc.*	32
13	SXC Health Solutions Corp.*	711
8	Symmetry Medical, Inc.*	67
5	Synergetics USA, Inc.*	27
2	Synovis Life Technologies, Inc.*	34
5	Synta Pharmaceuticals Corp.*	21
6	Targacept, Inc.*	98
6	Team Health Holdings, Inc.*	112
8	Techne Corp.	580
8	Teleflex, Inc.	460
103	Tenet Healthcare Corp.*	544
14	Theravance, Inc.*	266
81	Thermo Fisher Scientific, Inc.*	4,449
12	Thoratec Corp.*	411
2	Tornier N.V.*	47
2	Transcend Services, Inc.*	52
1	Transcept Pharmaceuticals, Inc.*	3
4	Triple-S Management Corp., Class B*	68
1	Trius Therapeutics, Inc.*	7
2	U.S. Physical Therapy, Inc.	40
12	Unilife Corp.*	56
11	United Therapeutics Corp.*	475
228	UnitedHealth Group, Inc.	10,835
7	Universal American Corp.	77
19	Universal Health Services, Inc., Class B	790
4	Uroplasty, Inc.*	25
6	Vanda Pharmaceuticals, Inc.*	36
25	Varian Medical Systems, Inc.*	1,424
4	Vascular Solutions, Inc.*	48
18	VCA Antech, Inc.*	333
43	Vertex Pharmaceuticals, Inc.*	1,947
15	Vical, Inc.*	54
16	ViroPharma, Inc.*	317
19	Vivus, Inc.*	158
11	Volcano Corp.*	329
36	Warner Chilcott plc, Class A	614
19	Waters Corp.*	1,518
27	Watson Pharmaceuticals, Inc.*	1,812
9	WellCare Health Plans, Inc.*	412
77	WellPoint, Inc.	4,874
7	West Pharmaceutical Services, Inc.	281
8	Wright Medical Group, Inc.*	123
7	XenoPort, Inc.*	51
1	Young Innovations, Inc.	27
16	Zalicus, Inc.*	26
40	Zimmer Holdings, Inc.*	2,276
12	ZIOPHARM Oncology, Inc.*	69
2	Zogenix, Inc.*	7
5	Zoll Medical Corp.*	223
		339,949
	Industrials - 4.6%

9	3D Systems Corp.*	164
149	3M Co.	12,364
8	A. O. Smith Corp.	314
2	A.T. Cross Co., Class A*	22
19	A123 Systems, Inc.*	91
4	AAON, Inc.	70
8	AAR Corp.	189
11	ABM Industries, Inc.	225
9	Acacia Research - Acacia Technologies*	393
12	ACCO Brands Corp.*	82
9	Accuride Corp.*	76
6	Aceto Corp.	31
17	Active Power, Inc.*	26
14	Actuant Corp., Class A	281
9	Acuity Brands, Inc.	414
3	Advisory Board Co. (The)*	187
25	Aecom Technology Corp.*	568
4	Aerovironment, Inc.*	115
20	AGCO Corp.*	857
7	Air Lease Corp.*	160
11	Air Transport Services Group, Inc.*	59
12	Aircastle Ltd.	141

See accompanying notes to schedules of portfolio investments.

Shares			Value
		Common Stocks (a) (continued)
1		Alamo Group, Inc.	$23
8		Alaska Air Group, Inc.*	462
6		Albany International Corp., Class A	130
9		Alexander & Baldwin, Inc.	382
3		Allegiant Travel Co.*	141
7		Alliant Techsystems, Inc.	444
6		Altra Holdings, Inc.*	93
2		Amerco, Inc.*	147
4		Ameresco, Inc., Class A*	45
2		American Railcar Industries, Inc.*	37
8		American Reprographics Co.*	31
2		American Science & Engineering, Inc.	135
9		American Superconductor Corp.*	62
2		American Woodmark Corp.	32
2		Ameron International Corp.	169
34		AMETEK, Inc.	1,329
2		Ampco-Pittsburgh Corp.	43
70		AMR Corp.*	253
7		APAC Customer Services, Inc.*	59
6		Apogee Enterprises, Inc.	56
9		Applied Industrial Technologies, Inc.	276
2		Argan, Inc.*	21
5		Arkansas Best Corp.	103
4		Armstrong World Industries, Inc.	161
4		Astec Industries, Inc.*	138
2		Astronics Corp.*	60
—	#	Astronics Corp., Class B*	7
6		Atlas Air Worldwide Holdings, Inc.*	294
22		Avery Dennison Corp.	640
22		Avis Budget Group, Inc.*	289
3		AZZ, Inc.	142
25		Babcock & Wilcox Co. (The)*	576
3		Badger Meter, Inc.	105
3		Baltic Trading Ltd.	15
11		Barnes Group, Inc.	253
2		Barrett Business Services, Inc.	29
20		BE Aerospace, Inc.*	697
10		Beacon Roofing Supply, Inc.*	186
10		Belden, Inc.	305
10		Blount International, Inc.*	157
155		Boeing Co. (The)	10,363
10		Brady Corp., Class A	275
11		Briggs & Stratton Corp.	178
10		Brink’s Co. (The)	257
23		Broadwind Energy, Inc.*	16
10		Builders FirstSource, Inc.*	19
35		C.H. Robinson Worldwide, Inc.	2,467
3		CAI International, Inc.*	45
52		Capstone Turbine Corp.*	62
13		Carlisle Cos., Inc.	510
2		Cascade Corp.	85
5		Casella Waste Systems, Inc., Class A*	29
136		Caterpillar, Inc.	12,376
8		CBIZ, Inc.*	54
3		CDI Corp.	34
4		Celadon Group, Inc.*	47
12		Cenveo, Inc.*	53
5		Ceradyne, Inc.*	157
6		Chart Industries, Inc.*	284
21		Chicago Bridge & Iron Co. N.V. (NY Shares)	751
25		Cintas Corp.	799
4		CIRCOR International, Inc.	138
11		CLARCOR, Inc.	512
10		Clean Harbors, Inc.*	539
6		CNH Global N.V.*	199
2		Coleman Cable, Inc.*	25
5		Colfax Corp.*	125
4		Columbus McKinnon Corp.*	58
8		Comfort Systems USA, Inc.	76
6		Commercial Vehicle Group, Inc.*	43
2		Consolidated Graphics, Inc.*	77
12		Con-way, Inc.	307
35		Cooper Industries plc	1,658
7		Copa Holdings S.A., Class A	484
13		Copart, Inc.*	560
7		Corporate Executive Board Co. (The)	230
23		Corrections Corp. of America*	522
5		CoStar Group, Inc.*	256
2		Courier Corp.	15
25		Covanta Holding Corp.	410
2		Covenant Transportation Group, Inc., Class A*	10
2		CRA International, Inc.*	47
10		Crane Co.	422
232		CSX Corp.	5,090
3		Cubic Corp.	126
41		Cummins, Inc.	3,810
10		Curtiss-Wright Corp.	308
115		Danaher Corp.	5,268
88		Deere & Co.	7,112
178		Delta Air Lines, Inc.*	1,340
11		Deluxe Corp.	243
7		DigitalGlobe, Inc.*	159
6		Dolan Co. (The)*	51
6		Dollar Thrifty Automotive Group, Inc.*	398
16		Donaldson Co., Inc.	944
4		Douglas Dynamics, Inc.	58
39		Dover Corp.	2,243
2		Ducommun, Inc.	37
10		Dun & Bradstreet Corp.	669
2		DXP Enterprises, Inc.*	48
7		Dycom Industries, Inc.*	128
3		Dynamic Materials Corp.	61
13		Eagle Bulk Shipping, Inc.*	25
72		Eaton Corp.	3,092
14		EMCOR Group, Inc.*	321
158		Emerson Electric Co.	7,355
4		Encore Wire Corp.	90
15		Ener1, Inc.*	6
10		Energy Recovery, Inc.*	26
17		EnergySolutions, Inc.	60
5		EnerNOC, Inc.*	63
11		EnerSys*	247
5		Ennis, Inc.	79
4		EnPro Industries, Inc.*	155
26		Equifax, Inc.	841
6		ESCO Technologies, Inc.	185
4		Essex Rental Corp.*	17
6		Esterline Technologies Corp.*	452
10		Excel Maritime Carriers Ltd.*	20
45		Expeditors International of Washington, Inc.	2,047
3		Exponent, Inc.*	127
62		Fastenal Co.	2,076
13		Federal Signal Corp.	71
66		FedEx Corp.	5,196
10		Flow International Corp.*	25
12		Flowserve Corp.	1,132
37		Fluor Corp.	2,247
15		Force Protection, Inc.*	61
6		Forward Air Corp.	170
3		Franklin Covey Co.*	29

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
5	Franklin Electric Co., Inc.	$215
3	FreightCar America, Inc.*	55
9	FTI Consulting, Inc.*	327
4	Fuel Tech, Inc.*	24
26	FuelCell Energy, Inc.*	31
8	Furmanite Corp.*	49
4	G&K Services, Inc., Class A	113
11	Gardner Denver, Inc.	867
10	GATX Corp.	363
6	Genco Shipping & Trading Ltd.*	43
12	GenCorp, Inc.*	53
5	Generac Holdings, Inc.*	103
11	General Cable Corp.*	332
70	General Dynamics Corp.	4,486
2,230	General Electric Co.	36,371
8	Genesee & Wyoming, Inc., Class A*	416
14	Geo Group, Inc. (The)*	301
5	GeoEye, Inc.*	181
6	Gibraltar Industries, Inc.*	53
3	Global Power Equipment Group, Inc.*	73
26	Goodrich Corp.	2,319
3	Gorman-Rupp Co. (The)	88
3	GP Strategies Corp.*	37
13	Graco, Inc.	513
27	GrafTech International Ltd.*	424
2	Graham Corp.	34
8	Granite Construction, Inc.	166
12	Great Lakes Dredge & Dock Corp.	59
4	Greenbrier Cos., Inc.*	70
10	Griffon Corp.*	87
6	H&E Equipment Services, Inc.*	61
17	Harsco Corp.	389
11	Hawaiian Holdings, Inc.*	46
14	Healthcare Services Group, Inc.	220
11	Heartland Express, Inc.	167
9	HEICO Corp.	491
4	Heidrick & Struggles International, Inc.	83
1	Heritage-Crystal Clean, Inc.*	17
12	Herman Miller, Inc.	238
51	Hertz Global Holdings, Inc.*	571
21	Hexcel Corp.*	482
6	Higher One Holdings, Inc.*	96
5	Hill International, Inc.*	27
9	HNI Corp.	186
165	Honeywell International, Inc.	7,889
4	Houston Wire & Cable Co.	59
8	HUB Group, Inc., Class A*	252
13	Hubbell, Inc., Class B	769
7	Hudson Highland Group, Inc.*	37
10	Huntington Ingalls Industries, Inc.*	299
1	Hurco Cos., Inc.*	27
5	Huron Consulting Group, Inc.*	159
4	ICF International, Inc.*	91
17	IDEX Corp.	632
10	IHS, Inc., Class A*	776
11	II-VI, Inc.*	217
94	Illinois Tool Works, Inc.	4,375
70	Ingersoll-Rand plc	2,346
5	InnerWorkings, Inc.*	38
8	Insituform Technologies, Inc., Class A*	132
5	Insperity, Inc.	124
4	Insteel Industries, Inc.	42
11	Interface, Inc., Class A	166
7	Interline Brands, Inc.*	101
1	International Shipholding Corp.	18
2	Intersections, Inc.	30
38	Iron Mountain, Inc.	1,237
39	ITT Corp.	1,846
19	J.B. Hunt Transport Services, Inc.	764
27	Jacobs Engineering Group, Inc.*	1,005
52	JetBlue Airways Corp.*	226
6	John Bean Technologies Corp.	95
22	Joy Global, Inc.	1,836
3	Kadant, Inc.*	70
6	Kaman Corp.	205
23	Kansas City Southern*	1,246
6	KAR Auction Services, Inc.*	88
7	Kaydon Corp.	235
32	KBR, Inc.	962
6	Kelly Services, Inc., Class A	91
17	Kennametal, Inc.	627
4	KEYW Holding Corp.*	47
7	Kforce, Inc.*	73
7	Kimball International, Inc., Class B	40
11	Kirby Corp.*	605
13	Knight Transportation, Inc.	197
10	Knoll, Inc.	158
10	Korn/Ferry International*	163
7	Kratos Defense & Security Solutions, Inc.*	66
2	L.B. Foster Co., Class A	49
22	L-3 Communications Holdings, Inc.	1,492
10	Landstar System, Inc.	405
1	Lawson Products, Inc.	17
4	Layne Christensen Co.*	112
11	Lennox International, Inc.	343
18	Lincoln Electric Holdings, Inc.	613
3	Lindsay Corp.	187
2	LMI Aerospace, Inc.*	39
60	Lockheed Martin Corp.	4,451
4	LSI Industries, Inc.	29
4	Lydall, Inc.*	44
2	M&F Worldwide Corp.*	44
28	Manitowoc Co., Inc. (The)	311
17	Manpower, Inc.	685
3	Marten Transport Ltd.	55
75	Masco Corp.	665
12	MasTec, Inc.*	266
5	McGrath RentCorp	119
20	Meritor, Inc.*	169
8	Metalico, Inc.*	35
3	Met-Pro Corp.	30
2	Michael Baker Corp.*	45
4	Middleby Corp.*	322
2	Miller Industries, Inc.	39
6	Mine Safety Appliances Co.	185
3	Mistras Group, Inc.*	61
8	Mobile Mini, Inc.*	152
10	Moog, Inc., Class A*	399
9	MSC Industrial Direct Co., Class A	555
8	Mueller Industries, Inc.	377
33	Mueller Water Products, Inc., Class A	77
2	Multi-Color Corp.	52
4	MYR Group, Inc.*	83
1	NACCO Industries, Inc., Class A	77
1	National Presto Industries, Inc.	97
11	Navigant Consulting, Inc.*	104
15	Navistar International Corp.*	621
4	NCI Building Systems, Inc.*	39
17	Nielsen Holdings N.V.*	504
4	NN, Inc.*	31
13	Nordson Corp.	571

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
74	Norfolk Southern Corp.	$5,008
58	Northrop Grumman Corp.	3,168
2	Northwest Pipe Co.*	55
15	Odyssey Marine Exploration, Inc.*	42
10	Old Dominion Freight Line, Inc.*	321
1	Omega Flex, Inc.*	13
8	On Assignment, Inc.*	61
12	Orbital Sciences Corp.*	188
6	Orion Marine Group, Inc.*	39
19	Oshkosh Corp.*	375
26	Owens Corning*	756
77	PACCAR, Inc.	2,897
7	Pacer International, Inc.*	32
24	Pall Corp.	1,227
34	Parker Hannifin Corp.	2,497
2	Park-Ohio Holdings Corp.*	32
1	Patriot Transportation Holding, Inc.*	22
32	Pendrell Corp.*	72
21	Pentair, Inc.	721
3	Pike Electric Corp.*	25
38	Pitney Bowes, Inc.	772
4	PMFG, Inc.*	73
8	Polypore International, Inc.*	493
2	Powell Industries, Inc.*	75
4	PowerSecure International, Inc.*	18
30	Precision Castparts Corp.	4,915
1	Preformed Line Products Co.	55
6	Primoris Services Corp.	69
5	Quad/Graphics, Inc.	104
3	Quality Distribution, Inc.*	37
8	Quanex Building Products Corp.	103
45	Quanta Services, Inc.*	864
39	R.R. Donnelley & Sons Co.	595
4	RailAmerica, Inc.*	55
4	Raven Industries, Inc.	217
75	Raytheon Co.	3,242
5	RBC Bearings, Inc.*	175
8	Regal-Beloit Corp.	470
10	Republic Airways Holdings, Inc.*	32
67	Republic Services, Inc.	2,034
10	Resources Connection, Inc.	105
2	Roadrunner Transportation Systems, Inc.*	31
8	Robbins & Myers, Inc.	384
31	Robert Half International, Inc.	742
30	Rockwell Automation, Inc.	1,924
32	Rockwell Collins, Inc.	1,615
13	Rollins, Inc.	272
20	Roper Industries, Inc.	1,539
2	RPX Corp.*	54
14	RSC Holdings, Inc.*	111
7	Rush Enterprises, Inc., Class A*	129
11	Ryder System, Inc.	518
3	Saia, Inc.*	36
19	Satcon Technology Corp.*	25
2	Sauer-Danfoss, Inc.*	86
2	Schawk, Inc.	24
3	School Specialty, Inc.*	29
2	SeaCube Container Leasing Ltd.	27
11	SFN Group, Inc.*	154
15	Shaw Group, Inc. (The)*	350
9	Simpson Manufacturing Co., Inc.	256
11	Skywest, Inc.	140
12	Snap-On, Inc.	635
166	Southwest Airlines Co.	1,431
25	Spirit Aerosystems Holdings, Inc., Class A*	419
3	Spirit Airlines, Inc.*	36
11	SPX Corp.	626
3	Standard Parking Corp.*	49
3	Standex International Corp.	87
35	Stanley Black & Decker, Inc.	2,169
17	Steelcase, Inc., Class A	141
18	Stericycle, Inc.*	1,579
3	Sterling Construction Co., Inc.*	38
4	Sun Hydraulics Corp.	118
17	Swift Transportation Co.*	147
18	Swisher Hygiene, Inc.*	80
9	SYKES Enterprises, Inc.*	141
5	TAL International Group, Inc.	146
13	Taser International, Inc.*	58
4	Team, Inc.*	100
4	Tecumseh Products Co., Class A*	32
8	Teledyne Technologies, Inc.*	437
4	Tennant Co.	176
23	Terex Corp.*	371
13	Tetra Tech, Inc.*	259
2	Textainer Group Holdings Ltd.	47
58	Textron, Inc.	978
2	Thermon Group Holdings, Inc.*	31
11	Thomas & Betts Corp.*	480
18	Timken Co.	708
9	Titan International, Inc.	193
3	Titan Machinery, Inc.*	80
3	TMS International Corp., Class A*	22
7	Toro Co. (The)	382
12	Towers Watson & Co., Class A	708
11	TransDigm Group, Inc.*	1,010
4	TRC Cos., Inc.*	20
5	Tredegar Corp.	84
3	Trex Co., Inc.*	55
5	Trimas Corp.*	97
17	Trinity Industries, Inc.	469
8	Triumph Group, Inc.	419
9	TrueBlue, Inc.*	126
7	Tutor Perini Corp.	98
2	Twin Disc, Inc.	78
99	Tyco International Ltd.	4,116
4	Ultrapetrol (Bahamas) Ltd.*	13
3	Unifirst Corp.	155
103	Union Pacific Corp.	9,493
70	United Continental Holdings, Inc.*	1,301
154	United Parcel Service, Inc., Class B	10,378
13	United Rentals, Inc.*	217
10	United Stationers, Inc.	315
192	United Technologies Corp.	14,256
2	UniTek Global Services, Inc.*	10
4	Universal Forest Products, Inc.	122
1	Universal Truckload Services, Inc.*	15
17	URS Corp.*	596
34	US Airways Group, Inc.*	190
4	US Ecology, Inc.	73
15	USG Corp.*	141
22	UTi Worldwide, Inc.	298
15	Valence Technology, Inc.*	18
5	Valmont Industries, Inc.	463
25	Verisk Analytics, Inc., Class A*	871
4	Viad Corp.	82
4	Vicor Corp.	45
1	VSE Corp.	25
12	W.W. Grainger, Inc.	1,849
14	Wabash National Corp.*	80
14	WABCO Holdings, Inc.*	653
24	Waste Connections, Inc.	830

See accompanying notes to schedules of portfolio investments.

Shares			Value
		Common Stocks (a) (continued)
100		Waste Management, Inc.	$3,304
6		Watsco, Inc.	358
6		Watts Water Technologies, Inc., Class A	170
4		WCA Waste Corp.*	18
9		Werner Enterprises, Inc.	210
9		WESCO International, Inc.*	388
10		Westinghouse Air Brake Technologies Corp.	609
13		Woodward, Inc.	421
2		Xerium Technologies, Inc.*	28
2		Zipcar, Inc.*	42
			319,590
		Information Technology - 7.4%

12		Accelrys, Inc.*	78
136		Accenture plc, Class A	7,288
7		ACI Worldwide, Inc.*	209
11		Acme Packet, Inc.*	518
3		Active Network, Inc. (The)*	49
89		Activision Blizzard, Inc.	1,054
8		Actuate Corp.*	51
17		Acxiom Corp.*	187
106		Adobe Systems, Inc.*	2,675
14		ADTRAN, Inc.	435
9		Advanced Analogic Technologies, Inc.*	54
9		Advanced Energy Industries, Inc.*	90
129		Advanced Micro Devices, Inc.*	881
7		Advent Software, Inc.*	162
4		Aeroflex Holding Corp.*	35
4		Agilysys, Inc.*	36
39		Akamai Technologies, Inc.*	856
11		Alliance Data Systems Corp.*	1,028
3		Alpha & Omega Semiconductor Ltd.*	26
68		Altera Corp.	2,475
39		Amdocs Ltd.*	1,071
5		American Software, Inc., Class A	40
22		Amkor Technology, Inc.*	96
37		Amphenol Corp., Class A	1,738
2		Amtech Systems, Inc.*	22
14		ANADIGICS, Inc.*	39
63		Analog Devices, Inc.	2,080
3		Anaren, Inc.*	60
7		Ancestry.com, Inc.*	250
6		Anixter International, Inc.	354
19		ANSYS, Inc.*	1,026
22		AOL, Inc.*	343
194		Apple, Inc.*	74,657
277		Applied Materials, Inc.	3,136
13		Applied Micro Circuits Corp.*	74
20		Ariba, Inc.*	543
26		Arris Group, Inc.*	284
24		Arrow Electronics, Inc.*	749
18		Aruba Networks, Inc.*	384
18		Aspen Technology, Inc.*	302
96		Atmel Corp.*	875
7		ATMI, Inc.*	120
48		Autodesk, Inc.*	1,354
105		Automatic Data Processing, Inc.	5,253
40		Avago Technologies Ltd.	1,324
13		Aviat Networks, Inc.*	34
6		Avid Technology, Inc.*	59
32		Avnet, Inc.*	840
10		AVX Corp.	131
22		Axcelis Technologies, Inc.*	30
7		AXT, Inc.*	54
2		Bel Fuse, Inc., Class B	35
13		Benchmark Electronics, Inc.*	176
9		BigBand Networks, Inc.*	13
4		Black Box Corp.	99
9		Blackbaud, Inc.	225
7		Blackboard, Inc.*	295
9		Blue Coat Systems, Inc.*	132
37		BMC Software, Inc.*	1,503
5		Booz Allen Hamilton Holding Corp.*	80
7		Bottomline Technologies, Inc.*	161
14		Brightpoint, Inc.*	133
113		Broadcom Corp., Class A*	4,028
26		Broadridge Financial Solutions, Inc.	541
5		BroadSoft, Inc.*	151
99		Brocade Communications Systems, Inc.*	383
14		Brooks Automation, Inc.*	132
81		CA, Inc.	1,700
5		Cabot Microelectronics Corp.*	199
6		CACI International, Inc., Class A*	330
57		Cadence Design Systems, Inc.*	527
8		Calix, Inc.*	118
6		Callidus Software, Inc.*	29
9		Cardtronics, Inc.*	223
2		Cass Information Systems, Inc.	72
10		Cavium, Inc.*	322
5		CEVA, Inc.*	133
8		Checkpoint Systems, Inc.*	122
13		Ciber, Inc.*	43
20		Ciena Corp.*	245
14		Cirrus Logic, Inc.*	213
1,156		Cisco Systems, Inc.	18,126
40		Citrix Systems, Inc.*	2,417
9		Cognex Corp.	288
64		Cognizant Technology Solutions Corp., Class A*	4,061
5		Coherent, Inc.*	221
5		Cohu, Inc.	55
1		Communications Systems, Inc.	15
9		CommVault Systems, Inc.*	305
33		Computer Sciences Corp.	1,012
3		Computer Task Group, Inc.*	34
46		Compuware Corp.*	389
7		comScore, Inc.*	112
6		Comtech Telecommunications Corp.	167
9		Concur Technologies, Inc.*	376
6		Constant Contact, Inc.*	115
22		Convergys Corp.*	234
3		Convio, Inc.*	28
20		CoreLogic, Inc.*	228
2		Cornerstone OnDemand, Inc.*	31
330		Corning, Inc.	4,960
8		Cray, Inc.*	45
23		Cree, Inc.*	746
7		CSG Systems International, Inc.*	94
—	#	CSR plc (ADR)*	7
7		CTS Corp.	67
6		Cymer, Inc.*	243
35		Cypress Semiconductor Corp.*	554
7		Daktronics, Inc.	67
3		DDi Corp.	23
9		DealerTrack Holdings, Inc.*	168
345		Dell, Inc.*	5,128
5		Deltek, Inc.*	33
2		Demand Media, Inc.*	17
7		DemandTec, Inc.*	46
6		DG FastChannel, Inc.*	131

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3	Dialogic, Inc.*	$8
10	Dice Holdings, Inc.*	101
14	Diebold, Inc.	401
5	Digi International, Inc.*	63
1	Digimarc Corp.*	33
8	Digital River, Inc.*	161
7	Diodes, Inc.*	140
11	Dolby Laboratories, Inc., Class A*	370
12	Dot Hill Systems Corp.*	21
5	DSP Group, Inc.*	32
7	DST Systems, Inc.	328
4	DTS, Inc.*	123
2	Dynamics Research Corp.*	20
23	Earthlink, Inc.	170
242	eBay, Inc.*	7,471
6	Ebix, Inc.*	98
7	Echelon Corp.*	58
2	Echo Global Logistics, Inc.*	28
8	EchoStar Corp., Class A*	195
4	Electro Rent Corp.	59
5	Electro Scientific Industries, Inc.*	76
70	Electronic Arts, Inc.*	1,581
10	Electronics for Imaging, Inc.*	142
2	Ellie Mae, Inc.*	11
4	eMagin Corp.*	14
433	EMC Corp.*	9,781
19	Emcore Corp.*	30
18	Emulex Corp.*	124
28	Entegris, Inc.*	211
18	Entropic Communications, Inc.*	81
4	Envestnet, Inc.*	47
7	EPIQ Systems, Inc.	88
1	ePlus, Inc.*	25
10	Equinix, Inc.*	940
11	Euronet Worldwide, Inc.*	179
8	Exar Corp.*	48
3	ExlService Holdings, Inc.*	78
19	Extreme Networks*	53
17	F5 Networks, Inc.*	1,388
4	Fabrinet*	66
10	Factset Research Systems, Inc.	879
8	Fair Isaac Corp.	204
27	Fairchild Semiconductor International, Inc.*	358
6	FalconStor Software, Inc.*	20
3	FARO Technologies, Inc.*	114
8	FEI Co.*	256
55	Fidelity National Information Services, Inc.	1,550
19	Finisar Corp.*	351
13	First Solar, Inc.*	1,300
30	Fiserv, Inc.*	1,675
3	FleetCor Technologies, Inc.*	85
34	FLIR Systems, Inc.	880
11	Formfactor, Inc.*	87
3	Forrester Research, Inc.	101
25	Fortinet, Inc.*	478
9	Freescale Semiconductor Holdings I Ltd.*	104
1	FriendFinder Networks, Inc.*	3
8	FSI International, Inc.*	17
20	Gartner, Inc.*	712
27	Genpact Ltd.*	447
14	Global Cash Access Holdings, Inc.*	42
17	Global Payments, Inc.	779
5	Globecomm Systems, Inc.*	64
9	Glu Mobile, Inc.*	27
53	Google, Inc., Class A*	28,671
5	GSI Group, Inc.*	47
4	GSI Technology, Inc.*	20
26	GT Advanced Technologies, Inc.*	317
3	Guidance Software, Inc.*	19
6	Hackett Group, Inc. (The)*	23
24	Harmonic, Inc.*	114
27	Harris Corp.	1,089
8	Heartland Payment Systems, Inc.	172
455	Hewlett-Packard Co.	11,844
7	Hittite Microwave Corp.*	380
16	IAC/InterActiveCorp*	632
8	Identive Group, Inc.*	15
7	iGate Corp.	79
6	Imation Corp.*	42
6	Immersion Corp.*	42
22	Infinera Corp.*	165
22	Informatica Corp.*	919
8	Infospace, Inc.*	76
34	Ingram Micro, Inc., Class A*	607
4	Inphi Corp.*	32
10	Insight Enterprises, Inc.*	188
31	Integrated Device Technology, Inc.*	175
6	Integrated Silicon Solution, Inc.*	49
1,115	Intel Corp.	22,445
3	Interactive Intelligence Group*	97
10	InterDigital, Inc.	704
12	Intermec, Inc.*	88
11	Internap Network Services Corp.*	57
255	International Business Machines Corp.	43,837
15	International Rectifier Corp.*	342
26	Intersil Corp., Class A	292
5	Intevac, Inc.*	41
7	IntraLinks Holdings, Inc.*	66
64	Intuit, Inc.*	3,157
6	IPG Photonics Corp.*	348
9	Itron, Inc.*	358
8	Ixia*	69
5	IXYS Corp.*	60
10	j2 Global Communications, Inc.	320
40	Jabil Circuit, Inc.	674
18	Jack Henry & Associates, Inc.	526
9	JDA Software Group, Inc.*	238
48	JDS Uniphase Corp.*	623
112	Juniper Networks, Inc.*	2,344
9	Kemet Corp.*	83
6	Kenexa Corp.*	126
3	Keynote Systems, Inc.	72
7	KIT Digital, Inc.*	78
35	KLA-Tencor Corp.	1,284
14	Kopin Corp.*	53
15	Kulicke & Soffa Industries, Inc.*	131
3	KVH Industries, Inc.*	27
26	Lam Research Corp.*	966
25	Lattice Semiconductor Corp.*	141
3	LeCroy Corp.*	27
18	Lender Processing Services, Inc.	318
17	Lexmark International, Inc., Class A*	543
14	Limelight Networks, Inc.*	35
48	Linear Technology Corp.	1,374
2	LinkedIn Corp., Class A*	168
13	Lionbridge Technologies, Inc.*	39
4	Liquidity Services, Inc.*	96
5	Littelfuse, Inc.	232
11	LivePerson, Inc.*	129
4	LogMeIn, Inc.*	125
3	LoopNet, Inc.*	53

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2	Loral Space & Communications, Inc.*	$113
120	LSI Corp.*	817
10	LTX-Credence Corp.*	57
14	Magma Design Automation, Inc.*	71
5	Manhattan Associates, Inc.*	178
5	Mantech International Corp., Class A	187
4	Marchex, Inc., Class B	40
107	Marvell Technology Group Ltd.*	1,407
23	Mastercard, Inc., Class A	7,583
62	Maxim Integrated Products, Inc.	1,429
7	MAXIMUS, Inc.	259
3	MaxLinear, Inc., Class A*	17
6	Maxwell Technologies, Inc.*	104
3	Measurement Specialties, Inc.*	94
48	MEMC Electronic Materials, Inc.*	335
20	Mentor Graphics Corp.*	224
6	Mercury Computer Systems, Inc.*	83
2	Meru Networks, Inc.*	18
8	Methode Electronics, Inc.	78
11	Micrel, Inc.	111
40	Microchip Technology, Inc.	1,313
182	Micron Technology, Inc.*	1,076
17	MICROS Systems, Inc.*	810
18	Microsemi Corp.*	280
1,560	Microsoft Corp.	41,496
2	MicroStrategy, Inc., Class A*	246
22	Microvision, Inc.*	20
7	Mindspeed Technologies, Inc.*	41
11	MIPS Technologies, Inc.*	62
11	MKS Instruments, Inc.	255
9	ModusLink Global Solutions, Inc.	37
28	Molex, Inc.	612
18	MoneyGram International, Inc.*	46
6	Monolithic Power Systems, Inc.*	76
8	Monotype Imaging Holdings, Inc.*	94
27	Monster Worldwide, Inc.*	255
7	MoSys, Inc.*	28
55	Motorola Mobility Holdings, Inc.*	2,075
63	Motorola Solutions, Inc.*	2,652
8	Motricity, Inc.*	19
33	Move, Inc.*	59
3	MTS Systems Corp.	108
2	Multi-Fineline Electronix, Inc.*	38
4	Nanometrics, Inc.*	64
19	National Instruments Corp.	483
53	National Semiconductor Corp.	1,320
1	NCI, Inc., Class A*	16
33	NCR Corp.*	569
2	NeoPhotonics Corp.*	12
7	Ness Technologies, Inc.*	54
77	NetApp, Inc.*	2,897
8	Netgear, Inc.*	222
14	Netlogic Microsystems, Inc.*	420
8	Netscout Systems, Inc.*	110
6	NetSuite, Inc.*	193
15	NeuStar, Inc., Class A*	375
8	Newport Corp.*	104
13	NIC, Inc.	151
7	Novatel Wireless, Inc.*	23
15	Novellus Systems, Inc.*	420
50	Nuance Communications, Inc.*	928
2	Numerex Corp., Class A*	12
1	NVE Corp.*	66
126	NVIDIA Corp.*	1,677
11	Oclaro, Inc.*	47
11	OCZ Technology Group, Inc.*	62
12	Omnivision Technologies, Inc.*	221
93	ON Semiconductor Corp.*	676
5	OpenTable, Inc.*	305
18	Openwave Systems, Inc.*	34
4	Oplink Communications, Inc.*	66
3	Opnet Technologies, Inc.	104
9	Opnext, Inc.*	14
807	Oracle Corp.	22,652
7	ORBCOMM, Inc.*	16
4	OSI Systems, Inc.*	156
25	Parametric Technology Corp.*	450
4	Park Electrochemical Corp.	99
68	Paychex, Inc.	1,835
2	PC Connection, Inc.*	18
5	PDF Solutions, Inc.*	25
3	Pegasystems, Inc.	121
5	Perficient, Inc.*	44
5	Pericom Semiconductor Corp.*	39
12	Photronics, Inc.*	78
10	Plantronics, Inc.	321
7	Plexus Corp.*	186
9	PLX Technology, Inc.*	28
49	PMC-Sierra, Inc.*	298
37	Polycom, Inc.*	881
6	Power Integrations, Inc.	193
14	Power-One, Inc.*	106
33	Powerwave Technologies, Inc.*	58
4	PRGX Global, Inc.*	24
3	Procera Networks, Inc.*	25
14	Progress Software Corp.*	292
5	PROS Holdings, Inc.*	79
9	Pulse Electronics Corp.	30
1	QAD, Inc., Class A*	11
15	QLIK Technologies, Inc.*	381
22	QLogic Corp.*	307
351	QUALCOMM, Inc.	18,062
47	Quantum Corp.*	92
1	Quepasa Corp.*	5
13	Quest Software, Inc.*	224
6	QuinStreet, Inc.*	72
22	Rackspace Hosting, Inc.*	804
4	Radisys Corp.*	30
21	Rambus, Inc.*	244
9	RealD, Inc.*	126
5	RealNetworks, Inc.	42
6	RealPage, Inc.*	125
41	Red Hat, Inc.*	1,621
3	Renaissance Learning, Inc.	47
2	Responsys, Inc.*	29
58	RF Micro Devices, Inc.*	360
3	Richardson Electronics Ltd.	42
5	RightNow Technologies, Inc.*	164
2	Rimage Corp.	28
32	Riverbed Technology, Inc.*	793
6	Rofin-Sinar Technologies, Inc.*	139
3	Rogers Corp.*	150
2	Rosetta Stone, Inc.*	27
24	Rovi Corp.*	1,173
4	Rubicon Technology, Inc.*	52
7	Rudolph Technologies, Inc.*	48
11	S1 Corp.*	101
6	Saba Software, Inc.*	42
61	SAIC, Inc.*	915
28	Salesforce.com, Inc.*	3,605
50	SanDisk Corp.*	1,833
17	Sanmina-SCI Corp.*	131
23	Sapient Corp.	247
6	ScanSource, Inc.*	186

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3	SciQuest, Inc.*	$45
6	Seachange International, Inc.*	47
14	Semtech Corp.*	299
2	ServiceSource International, Inc.*	36
10	ShoreTel, Inc.*	70
7	Sigma Designs, Inc.*	56
7	Silicon Graphics International Corp.*	112
17	Silicon Image, Inc.*	91
9	Silicon Laboratories, Inc.*	311
40	Skyworks Solutions, Inc.*	825
8	Smith Micro Software, Inc.*	15
12	SolarWinds, Inc.*	297
15	Solera Holdings, Inc.	880
44	Sonus Networks, Inc.*	114
6	Sourcefire, Inc.*	166
11	Spansion, Inc., Class A*	165
2	SPS Commerce, Inc.*	36
3	SRS Labs, Inc.*	25
5	SS&C Technologies Holdings, Inc.*	82
2	Stamps.com, Inc.	39
5	Standard Microsystems Corp.*	105
9	STEC, Inc.*	85
4	Stratasys, Inc.*	93
2	Stream Global Services, Inc.*	5
18	SuccessFactors, Inc.*	420
21	SunPower Corp., Class A*	296
6	Super Micro Computer, Inc.*	82
2	Supertex, Inc.*	39
10	Support.com, Inc.*	25
4	Sycamore Networks, Inc.	69
159	Symantec Corp.*	2,727
9	Symmetricom, Inc.*	49
7	Synaptics, Inc.*	171
6	Synchronoss Technologies, Inc.*	163
5	SYNNEX Corp.*	132
31	Synopsys, Inc.*	802
3	Syntel, Inc.	137
15	Take-Two Interactive Software, Inc.*	198
9	Taleo Corp., Class A*	232
10	Tech Data Corp.*	471
3	TechTarget, Inc.*	19
13	Tekelec*	94
10	TeleCommunication Systems, Inc., Class A*	38
3	TeleNav, Inc.*	28
5	TeleTech Holdings, Inc.*	89
76	Tellabs, Inc.	310
35	Teradata Corp.*	1,833
39	Teradyne, Inc.*	472
11	Tessera Technologies, Inc.*	155
244	Texas Instruments, Inc.	6,395
14	THQ, Inc.*	27
35	TIBCO Software, Inc.*	783
25	TiVo, Inc.*	265
5	TNS, Inc.*	85
34	Total System Services, Inc.	617
1	Travelzoo, Inc.*	37
26	Trimble Navigation Ltd.*	966
35	TriQuint Semiconductor, Inc.*	265
11	TTM Technologies, Inc.*	123
7	Tyler Technologies, Inc.*	177
5	Ultimate Software Group, Inc.*	253
5	Ultra Clean Holdings*	28
5	Ultratech, Inc.*	102
9	Unisys Corp.*	158
19	United Online, Inc.	103
8	Universal Display Corp.*	393
17	ValueClick, Inc.*	260
16	Varian Semiconductor Equipment Associates, Inc.*	981
6	VASCO Data Security International, Inc.*	43
9	Veeco Instruments, Inc.*	327
21	VeriFone Systems, Inc.*	740
4	Verint Systems, Inc.*	114
35	VeriSign, Inc.	1,090
8	Viasat, Inc.*	284
1	Viasystems Group, Inc.*	19
9	VirnetX Holding Corp.*	193
3	Virtusa Corp.*	47
110	Visa, Inc., Class A	9,667
30	Vishay Intertechnology, Inc.*	342
3	Vishay Precision Group, Inc.*	45
8	Vistaprint N.V.*	235
18	VMware, Inc., Class A*	1,698
4	Vocus, Inc.*	86
5	Volterra Semiconductor Corp.*	101
17	Wave Systems Corp., Class A*	39
6	Web.com Group, Inc.*	57
12	WebMD Health Corp.*	424
8	Websense, Inc.*	165
11	Westell Technologies, Inc., Class A*	27
49	Western Digital Corp.*	1,445
133	Western Union Co. (The)	2,197
8	Wright Express Corp.*	337
295	Xerox Corp.	2,449
56	Xilinx, Inc.	1,744
7	XO Group, Inc.*	63
6	X-Rite, Inc.*	22
7	Xyratex Ltd.	60
274	Yahoo!, Inc.*	3,728
11	Zebra Technologies Corp., Class A*	395
14	Zix Corp.*	48
3	Zygo Corp.*	39
		522,492
	Materials - 1.8%

6	A. Schulman, Inc.	109
4	A.M. Castle & Co.*	49
1	AEP Industries, Inc.*	27
45	Air Products & Chemicals, Inc.	3,684
17	Airgas, Inc.	1,103
23	AK Steel Holding Corp.	207
19	Albemarle Corp.	963
224	Alcoa, Inc.	2,869
22	Allegheny Technologies, Inc.	1,103
19	Allied Nevada Gold Corp.*	789
5	AMCOL International Corp.	145
5	American Vanguard Corp.	60
14	Aptargroup, Inc.	707
5	Arch Chemicals, Inc.	235
17	Ashland, Inc.	901
6	Balchem Corp.	248
35	Ball Corp.	1,257
22	Bemis Co., Inc.	683
22	Boise, Inc.	137
8	Buckeye Technologies, Inc.	218
14	Cabot Corp.	482
12	Calgon Carbon Corp.*	190
9	Carpenter Technology Corp.	454
33	Celanese Corp.	1,551
11	Century Aluminum Co.*	134
15	CF Industries Holdings, Inc.	2,742
1	Chase Corp.	13

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
20	Chemtura Corp.*	$265
5	Clearwater Paper Corp.*	184
31	Cliffs Natural Resources, Inc.	2,568
19	Coeur d’Alene Mines Corp.*	541
24	Commercial Metals Co.	282
7	Compass Minerals International, Inc.	529
33	Crown Holdings, Inc.*	1,171
10	Cytec Industries, Inc.	454
2	Deltic Timber Corp.	117
9	Domtar Corp.	723
247	Dow Chemical Co. (The)	7,027
195	E.I. du Pont de Nemours & Co.	9,413
9	Eagle Materials, Inc.	177
15	Eastman Chemical Co.	1,241
49	Ecolab, Inc.	2,626
18	Ferro Corp.*	151
10	Flotek Industries, Inc.*	69
15	FMC Corp.	1,139
199	Freeport-McMoRan Copper & Gold, Inc.	9,381
4	FutureFuel Corp.	45
14	General Moly, Inc.*	56
7	Georgia Gulf Corp.*	148
13	Globe Specialty Metals, Inc.	218
6	Gold Resource Corp.	141
3	Golden Minerals Co.*	40
54	Golden Star Resources Ltd.*	132
5	Graham Packaging Co., Inc.*	127
34	Graphic Packaging Holding Co.*	143
8	Greif, Inc., Class A	447
10	H.B. Fuller Co.	222
1	Handy & Harman Ltd.*	14
2	Hawkins, Inc.	73
3	Haynes International, Inc.	174
13	Headwaters, Inc.*	28
59	Hecla Mining Co.*	453
9	Horsehead Holding Corp.*	92
41	Huntsman Corp.	538
5	Innophos Holdings, Inc.	208
5	Innospec, Inc.*	135
17	International Flavors & Fragrances, Inc.	986
92	International Paper Co.	2,498
11	Intrepid Potash, Inc.*	376
18	Jaguar Mining, Inc.*	111
3	Kaiser Aluminum Corp.	156
8	KapStone Paper and Packaging Corp.*	120
2	KMG Chemicals, Inc.	30
4	Koppers Holdings, Inc.	133
7	Kraton Performance Polymers, Inc.*	168
5	Kronos Worldwide, Inc.	109
6	Landec Corp.*	36
28	Louisiana-Pacific Corp.*	187
4	LSB Industries, Inc.*	160
14	Lubrizol Corp.	1,887
66	LyondellBasell Industries N.V., Class A	2,287
10	Martin Marietta Materials, Inc.	708
4	Materion Corp.*	115
36	MeadWestvaco Corp.	991
2	Metals USA Holdings Corp.*	25
18	Midway Gold Corp.*	48
4	Minerals Technologies, Inc.	232
12	Molycorp, Inc.*	678
113	Monsanto Co.	7,789
58	Mosaic Co. (The)	4,126
7	Myers Industries, Inc.	76
29	Nalco Holding Co.	1,073
3	Neenah Paper, Inc.	52
2	NewMarket Corp.	335
102	Newmont Mining Corp.	6,387
1	NL Industries, Inc.	15
5	Noranda Aluminum Holding Corp.*	57
66	Nucor Corp.	2,381
17	Olin Corp.	339
2	Olympic Steel, Inc.	41
7	OM Group, Inc.*	221
10	Omnova Solutions, Inc.*	44
34	Owens-Illinois, Inc.*	644
10	P. H. Glatfelter Co.	144
21	Packaging Corp. of America	532
25	Paramount Gold and Silver Corp.*	61
20	PolyOne Corp.	253
33	PPG Industries, Inc.	2,527
64	Praxair, Inc.	6,303
3	Quaker Chemical Corp.	100
16	Reliance Steel & Aluminum Co.	663
5	Revett Minerals, Inc.*	23
15	Rock-Tenn Co., Class A	805
14	Rockwood Holdings, Inc.*	714
11	Royal Gold, Inc.	843
27	RPM International, Inc.	563
6	RTI International Metals, Inc.*	160
5	Schnitzer Steel Industries, Inc., Class A	228
3	Schweitzer-Mauduit International, Inc.	180
10	Scotts Miracle-Gro Co. (The), Class A	486
34	Sealed Air Corp.	626
8	Senomyx, Inc.*	34
11	Sensient Technologies Corp.	400
19	Sherwin-Williams Co. (The)	1,439
26	Sigma-Aldrich Corp.	1,674
10	Silgan Holdings, Inc.	379
26	Solutia, Inc.*	452
21	Sonoco Products Co.	663
36	Southern Copper Corp.	1,216
6	Spartech Corp.*	26
46	Steel Dynamics, Inc.	586
2	Stepan Co.	151
22	Stillwater Mining Co.*	339
6	STR Holdings, Inc.*	68
23	Temple-Inland, Inc.	557
5	Texas Industries, Inc.	178
32	Thompson Creek Metals Co., Inc.*	265
18	Titanium Metals Corp.	289
3	TPC Group, Inc.*	96
5	U.S. Energy Corp.*	14
22	U.S. Gold Corp.*	136
1	United States Lime & Minerals, Inc.*	42
30	United States Steel Corp.	904
1	Universal Stainless & Alloy*	33
20	Valspar Corp.	646
3	Verso Paper Corp.*	7
15	Vista Gold Corp.*	51
27	Vulcan Materials Co.	946
13	Walter Energy, Inc.	1,063
10	Wausau Paper Corp.	67
4	Westlake Chemical Corp.	184
12	Worthington Industries, Inc.	195
15	WR Grace & Co.*	591
5	Zep, Inc.	88
6	Zoltek Cos., Inc.*	53
		127,216

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Telecommunication Services - 1.2%

13	8x8, Inc.*	$56
5	AboveNet, Inc.	307
9	Alaska Communications Systems Group, Inc.	68
83	American Tower Corp., Class A*	4,470
1,245	AT&T, Inc.	35,458
2	Atlantic Tele-Network, Inc.	66
1	Boingo Wireless, Inc.*	9
6	Cbeyond, Inc.*	56
129	CenturyLink, Inc.	4,663
42	Cincinnati Bell, Inc.*	142
38	Clearwire Corp., Class A*	122
10	Cogent Communications Group, Inc.*	142
5	Consolidated Communications Holdings, Inc.	96
61	Crown Castle International Corp.*	2,649
5	Fairpoint Communications, Inc.*	32
209	Frontier Communications Corp.	1,565
9	General Communication, Inc., Class A*	80
6	Global Crossing Ltd.*	171
21	Globalstar, Inc.*	17
3	HickoryTech Corp.	29
3	IDT Corp., Class B	66
6	inContact, Inc.*	24
9	Iridium Communications, Inc.*	67
13	Leap Wireless International, Inc.*	118
358	Level 3 Communications, Inc.*	644
58	MetroPCS Communications, Inc.*	647
7	Neutral Tandem, Inc.*	83
36	NII Holdings, Inc.*	1,387
6	NTELOS Holdings Corp.	118
26	PAETEC Holding Corp.*	146
11	Premiere Global Services, Inc.*	92
24	SBA Communications Corp., Class A*	907
5	Shenandoah Telecommunications Co.	69
629	Sprint Nextel Corp.*	2,365
3	SureWest Communications	35
19	Telephone & Data Systems, Inc.	487
9	Towerstream Corp.*	33
32	tw telecom, inc.*	617
3	United States Cellular Corp.*	130
5	USA Mobility, Inc.	76
595	Verizon Communications, Inc.	21,521
29	Vonage Holdings Corp.*	105
107	Windstream Corp.	1,359
		81,294
	Utilities - 1.6%

138	AES Corp. (The)*	1,499
16	AGL Resources, Inc.	663
7	Allete, Inc.	273
23	Alliant Energy Corp.	933
51	Ameren Corp.	1,543
101	American Electric Power Co., Inc.	3,902
4	American States Water Co.	142
37	American Water Works Co., Inc.	1,102
29	Aqua America, Inc.	640
1	Artesian Resources Corp., Class A	18
14	Atlantic Power Corp.	217
19	Atmos Energy Corp.	637
12	Avista Corp.	305
8	Black Hills Corp.	245
3	Cadiz, Inc.*	30
9	California Water Service Group	170
74	Calpine Corp.*	1,090
89	CenterPoint Energy, Inc.	1,781
3	Central Vermont Public Service Corp.	104
3	CH Energy Group, Inc.	169
2	Chesapeake Utilities Corp.	82
13	Cleco Corp.	462
53	CMS Energy Corp.	1,044
2	Connecticut Water Service, Inc.	53
62	Consolidated Edison, Inc.	3,485
3	Consolidated Water Co., Ltd.	24
39	Constellation Energy Group, Inc.	1,501
121	Dominion Resources, Inc.	5,898
25	DPL, Inc.	748
36	DTE Energy Co.	1,820
280	Duke Energy Corp.	5,295
22	Dynegy, Inc.*	97
68	Edison International	2,529
9	El Paso Electric Co.	311
9	Empire District Electric Co. (The)	187
37	Entergy Corp.	2,413
139	Exelon Corp.	5,994
88	FirstEnergy Corp.	3,894
162	GenOn Energy, Inc.*	492
29	Great Plains Energy, Inc.	567
20	Hawaiian Electric Industries, Inc.	480
10	IDACORP, Inc.	382
16	Integrys Energy Group, Inc.	801
11	ITC Holdings Corp.	832
5	Laclede Group, Inc. (The)	199
40	MDU Resources Group, Inc.	854
5	MGE Energy, Inc.	211
3	Middlesex Water Co.	55
17	National Fuel Gas Co.	1,043
9	New Jersey Resources Corp.	424
89	NextEra Energy, Inc.	5,048
10	Nicor, Inc.	556
59	NiSource, Inc.	1,260
37	Northeast Utilities	1,284
6	Northwest Natural Gas Co.	271
8	NorthWestern Corp.	271
51	NRG Energy, Inc.*	1,195
22	NSTAR	1,006
50	NV Energy, Inc.	746
21	OGE Energy Corp.	1,051
23	Oneok, Inc.	1,631
4	Ormat Technologies, Inc.	68
8	Otter Tail Corp.	164
1	Pennichuck Corp.	29
47	Pepco Holdings, Inc.	916
84	PG&E Corp.	3,557
15	Piedmont Natural Gas Co., Inc.	464
23	Pinnacle West Capital Corp.	1,018
18	PNM Resources, Inc.	269
16	Portland General Electric Co.	386
121	PPL Corp.	3,494
62	Progress Energy, Inc.	3,026
106	Public Service Enterprise Group, Inc.	3,618
37	Questar Corp.	693
24	SCANA Corp.	965
50	Sempra Energy	2,626
3	SJW Corp.	70
6	South Jersey Industries, Inc.	309
179	Southern Co.	7,403
10	Southwest Gas Corp.	370
45	TECO Energy, Inc.	824
23	UGI Corp.	684
11	UIL Holdings Corp.	374

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
8	UniSource Energy Corp.	$303
2	Unitil Corp.	52
17	Vectren Corp.	465
24	Westar Energy, Inc.	640
11	WGL Holdings, Inc.	455
49	Wisconsin Energy Corp.	1,550
102	Xcel Energy, Inc.	2,516
3	York Water Co.	53
		109,320
	Total Common Stocks (Cost $3,220,336)	2,889,272

No. of Warrants
	Warrants - 0.0%
4	Magnum Hunter Resources Corp., expiring 08/29/13 at $10.50*^	—
	Total Warrants (Cost $—)	—

Principal Amount
	U.S. Government & Agency Security (a) - 0.1%
	Federal Home Loan Bank
$7,633	0.00%, due 09/01/11	7,633
	Total U.S. Government & Agency Security (Cost $7,633)	7,633

	Repurchase Agreements (a)(b) - 38.1%
2,678,451	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $2,678,456	2,678,451
	Total Repurchase Agreements (Cost $2,678,451)	2,678,451

	Total Investment Securities (Cost $5,906,420) — 79.4%	5,575,356
	Other assets less liabilities — 20.6%	1,443,601
	Net Assets — 100.0%	$7,018,957

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At August 31, 2011, the value of these securities amounted to $— or 0.00% of net assets.
#	Amount represents less than one share.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $2,292,166.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

As of August 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,700
Aggregate gross unrealized depreciation	(366,634)
Net unrealized depreciation	$(342,934)
Federal income tax cost of investments	$5,918,290

Swap Agreements

Ultra Russell3000 had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 3000® Index	$750,327	$66,320

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 3000® Index	3,724,396	474,264

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 3000® Index	2,815,770	248,695

Equity Index Swap Agreement with Societe Generale, based on the Russell 3000® Index	785,058	69,260

Equity Index Swap Agreement with UBS AG, based on the Russell 3000® Index	3,073,125	447,745

		$1,306,284

See accompanying notes to schedules of portfolio investments.

Ultra MidCap400

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 40.9%
	Consumer Discretionary - 5.7%

2,088	99 Cents Only Stores*	$38,879
3,185	Aaron’s, Inc.	84,848
3,390	Advance Auto Parts, Inc.	205,841
3,570	Aeropostale, Inc.*	39,913
2,532	AMC Networks, Inc., Class A*	93,684
8,620	American Eagle Outfitters, Inc.	95,423
1,788	American Greetings Corp., Class A	37,941
2,303	Ann, Inc.*	54,282
3,045	Ascena Retail Group, Inc.*	86,539
1,908	Bally Technologies, Inc.*	59,873
1,732	Barnes & Noble, Inc.	23,105
1,341	Bob Evans Farms, Inc.	42,590
4,844	BorgWarner, Inc.*	345,813
3,750	Brinker International, Inc.	84,675
2,781	Career Education Corp.*	47,194
2,578	Cheesecake Factory, Inc. (The)*	70,766
7,793	Chico’s FAS, Inc.	108,479
2,723	Collective Brands, Inc.*	36,733
1,711	Deckers Outdoor Corp.*	152,211
4,038	Dick’s Sporting Goods, Inc.*	141,855
5,409	Dollar Tree, Inc.*	386,311
3,140	DreamWorks Animation SKG, Inc., Class A*	66,317
11,900	Eastman Kodak Co.*	37,842
6,805	Foot Locker, Inc.	142,020
2,211	Fossil, Inc.*	213,605
6,314	Gentex Corp.	163,817
2,826	Guess?, Inc.	96,395
4,270	Hanesbrands, Inc.*	121,951
1,290	International Speedway Corp., Class A	32,456
1,018	ITT Educational Services, Inc.*	73,459
2,071	John Wiley & Sons, Inc., Class A	101,044
3,194	KB Home	21,048
2,546	Lamar Advertising Co., Class A*	53,237
1,870	Life Time Fitness, Inc.*	71,696
6,454	LKQ Corp.*	165,222
1,306	Matthews International Corp., Class A	43,633
1,673	MDC Holdings, Inc.	32,724
1,611	Meredith Corp.	41,564
2,493	Mohawk Industries, Inc.*	123,528
5,273	New York Times Co. (The), Class A*	43,133
247	NVR, Inc.*	157,215
12,540	Office Depot, Inc.*	32,604
1,345	Panera Bread Co., Class A*	154,877
5,016	PetSmart, Inc.	211,575
1,521	Polaris Industries, Inc.	167,112
2,979	PVH Corp.	198,580
4,414	RadioShack Corp.	57,426
2,555	Regis Corp.	37,737
2,814	Rent-A-Center, Inc.	79,298
1,963	Ryland Group, Inc.	22,889
7,233	Saks, Inc.*	70,015
1,054	Scholastic Corp.	29,259
2,810	Scientific Games Corp., Class A*	24,784
10,563	Service Corp. International	107,954
2,988	Sotheby’s	111,183
541	Strayer Education, Inc.	51,206
1,877	Thor Industries, Inc.	41,726
1,740	Timberland Co. (The), Class A*	74,716
6,477	Toll Brothers, Inc.*	111,340
3,195	Tractor Supply Co.	196,077
2,760	Tupperware Brands Corp.	183,540
1,578	Under Armour, Inc., Class A*	111,817
2,174	Valassis Communications, Inc.*	54,937
1,946	Warnaco Group, Inc. (The)*	103,819
13,488	Wendy’s Co. (The)	65,687
4,644	Williams-Sonoma, Inc.	153,763
2,533	WMS Industries, Inc.*	55,270
		6,548,052
	Consumer Staples - 2.0%

2,418	BJ’s Wholesale Club, Inc.*	122,883
6,324	Church & Dwight Co., Inc.	275,347
3,375	Corn Products International, Inc.	157,815
3,083	Energizer Holdings, Inc.*	232,705
4,969	Flowers Foods, Inc.	94,659
5,513	Green Mountain Coffee Roasters, Inc.*	577,432
3,050	Hansen Natural Corp.*	260,226
838	Lancaster Colony Corp.	50,800
2,435	Ralcorp Holdings, Inc.*	210,798
1,891	Ruddick Corp.	77,323
7,345	Smithfield Foods, Inc.*	161,002
1,104	Tootsie Roll Industries, Inc.	27,975
1,024	Universal Corp.	41,677
		2,290,642
	Energy - 3.0%

9,392	Arch Coal, Inc.	190,751
2,493	Atwood Oceanics, Inc.*	104,930
2,088	Bill Barrett Corp.*	100,120
840	CARBO Ceramics, Inc.	134,526
3,784	Cimarex Energy Co.	269,005
2,106	Comstock Resources, Inc.*	42,857
3,529	Dresser-Rand Group, Inc.*	149,806
1,524	Dril-Quip, Inc.*	98,603
3,189	Energen Corp.	156,580
2,828	Exterran Holdings, Inc.*	33,483
5,026	Forest Oil Corp.*	97,856
4,690	Helix Energy Solutions Group, Inc.*	79,214
4,584	HollyFrontier Corp.	328,948
2,402	Northern Oil and Gas, Inc.*	49,049
4,801	Oceaneering International, Inc.	204,955
2,266	Oil States International, Inc.*	149,737
1,186	Overseas Shipholding Group, Inc.	21,146
4,038	Patriot Coal Corp.*	59,480
6,835	Patterson-UTI Energy, Inc.	167,047
6,237	Plains Exploration & Production Co.*	183,430
5,222	Quicksilver Resources, Inc.*	49,766
2,814	SM Energy Co.	215,271
5,517	Southern Union Co.	231,052
3,524	Superior Energy Services, Inc.*	124,468
2,295	Tidewater, Inc.	123,012
1,768	Unit Corp.*	84,316
		3,449,408
	Financials - 7.8%

2,303	Affiliated Managers Group, Inc.*	200,729
2,732	Alexandria Real Estate Equities, Inc. (REIT)	198,917
3,340	American Financial Group, Inc./OH	111,155
8,656	Apollo Investment Corp.	78,683
4,886	Arthur J. Gallagher & Co.	137,834
3,131	Aspen Insurance Holdings Ltd.	75,175
7,666	Associated Banc-Corp	84,326

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,660	Astoria Financial Corp.	$37,369
3,250	BancorpSouth, Inc.	36,692
2,110	Bank of Hawaii Corp.	87,713
3,248	BRE Properties, Inc. (REIT)	163,244
5,185	Brown & Brown, Inc.	108,937
3,105	Camden Property Trust (REIT)	207,476
3,479	Cathay General Bancorp	44,601
2,093	City National Corp./CA	93,955
3,430	Commerce Bancshares, Inc./MO	135,725
3,145	Corporate Office Properties Trust (REIT)	84,255
4,584	Cousins Properties, Inc. (REIT)	33,096
2,710	Cullen/Frost Bankers, Inc.	138,183
11,175	Duke Realty Corp. (REIT)	132,647
6,578	East West Bancorp, Inc.	109,787
5,245	Eaton Vance Corp.	128,030
2,739	Equity One, Inc. (REIT)	49,329
1,441	Essex Property Trust, Inc. (REIT)	206,856
2,401	Everest Re Group Ltd.	193,761
2,753	Federal Realty Investment Trust (REIT)	249,284
9,876	Fidelity National Financial, Inc., Class A	167,793
4,653	First American Financial Corp.	70,958
13,412	First Niagara Financial Group, Inc.	144,313
4,833	FirstMerit Corp.	60,219
8,814	Fulton Financial Corp.	80,824
1,129	Greenhill & Co., Inc.	40,113
3,694	Hancock Holding Co.	115,364
2,009	Hanover Insurance Group, Inc. (The)	71,360
5,029	HCC Insurance Holdings, Inc.	147,048
3,191	Highwoods Properties, Inc. (REIT)	104,537
5,461	Hospitality Properties Trust (REIT)	128,224
2,336	International Bancshares Corp.	36,558
6,304	Jefferies Group, Inc.	103,449
1,899	Jones Lang LaSalle, Inc.	127,062
2,166	Kemper Corp.	55,536
5,098	Liberty Property Trust (REIT)	173,026
5,790	Macerich Co. (The) (REIT)	283,942
3,846	Mack-Cali Realty Corp. (REIT)	119,803
1,576	Mercury General Corp.	62,268
5,314	MSCI, Inc., Class A*	183,705
19,346	New York Community Bancorp, Inc.	247,822
11,282	Old Republic International Corp.	112,143
4,494	Omega Healthcare Investors, Inc. (REIT)	81,566
1,776	Potlatch Corp. (REIT)	59,603
2,074	Prosperity Bancshares, Inc.	78,501
3,791	Protective Life Corp.	71,991
4,477	Raymond James Financial, Inc.	125,714
5,384	Rayonier, Inc. (REIT)	225,784
5,610	Realty Income Corp. (REIT)	194,555
3,976	Regency Centers Corp. (REIT)	164,050
3,269	Reinsurance Group of America, Inc.	174,467
6,390	SEI Investments Co.	109,333
6,683	Senior Housing Properties Trust (REIT)	158,989
3,666	SL Green Realty Corp. (REIT)	264,832
2,001	StanCorp Financial Group, Inc.	61,131
1,897	SVB Financial Group*	87,414
34,736	Synovus Financial Corp.	50,367
2,472	Taubman Centers, Inc. (REIT)	142,461
7,035	TCF Financial Corp.	73,445
2,763	Transatlantic Holdings, Inc.	139,891
2,519	Trustmark Corp.	54,159
9,687	UDR, Inc. (REIT)	258,740
7,513	Valley National Bancorp	89,330
5,138	W. R. Berkley Corp.	158,713
3,819	Waddell & Reed Financial, Inc., Class A	119,229
4,913	Washington Federal, Inc.	73,842
3,253	Webster Financial Corp.	58,879
5,341	Weingarten Realty Investors (REIT)	130,160
1,277	Westamerica Bancorp.	54,158
		9,025,130
	Health Care - 4.6%

8,415	Allscripts Healthcare Solutions, Inc.*	151,091
2,197	AMERIGROUP Corp.*	108,686
867	Bio-Rad Laboratories, Inc., Class A*	86,995
2,201	Catalyst Health Solutions, Inc.*	118,238
2,285	Charles River Laboratories International, Inc.*	75,679
4,156	Community Health Systems, Inc.*	84,616
2,076	Cooper Cos., Inc. (The)	156,261
2,684	Covance, Inc.*	133,019
5,155	Endo Pharmaceuticals Holdings, Inc.*	164,496
2,121	Gen-Probe, Inc.*	127,196
11,199	Health Management Associates, Inc., Class A*	92,056
4,002	Health Net, Inc.*	98,809
4,081	Henry Schein, Inc.*	268,979
2,794	Hill-Rom Holdings, Inc.	84,658
11,569	Hologic, Inc.*	192,508
2,536	IDEXX Laboratories, Inc.*	202,322
2,288	Kindred Healthcare, Inc.*	29,607
2,724	Kinetic Concepts, Inc.*	183,979
2,321	LifePoint Hospitals, Inc.*	85,181
4,189	Lincare Holdings, Inc.	90,189
2,643	Masimo Corp.	65,203
2,730	Medicis Pharmaceutical Corp., Class A	106,197
2,124	MEDNAX, Inc.*	138,718
1,421	Mettler-Toledo International, Inc.*	226,323
5,128	Omnicare, Inc.	152,353
2,820	Owens & Minor, Inc.	83,021
3,692	Perrigo Co.	349,780
5,009	Pharmaceutical Product Development, Inc.	157,683
6,764	ResMed, Inc.*	209,481
2,619	STERIS Corp.	84,279
1,642	Techne Corp.	118,996
1,781	Teleflex, Inc.	102,443
2,531	Thoratec Corp.*	86,712
2,260	United Therapeutics Corp.*	97,519
4,321	Universal Health Services, Inc., Class B	179,754
3,822	VCA Antech, Inc.*	70,745
9,094	Vertex Pharmaceuticals, Inc.*	411,685
1,883	WellCare Health Plans, Inc.*	86,298
		5,261,755
	Industrials - 6.0%

1,916	Acuity Brands, Inc.	88,213
5,272	Aecom Technology Corp.*	119,780
4,193	AGCO Corp.*	179,628

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,585	Alaska Air Group, Inc.*	$91,502
1,839	Alexander & Baldwin, Inc.	78,029
1,484	Alliant Techsystems, Inc.	94,189
7,114	AMETEK, Inc.	278,015
4,561	BE Aerospace, Inc.*	158,860
2,061	Brink’s Co. (The)	52,968
2,708	Carlisle Cos., Inc.	106,181
2,038	Clean Harbors, Inc.*	109,787
2,451	Con-way, Inc.	62,721
2,643	Copart, Inc.*	113,755
1,527	Corporate Executive Board Co. (The)	50,269
4,746	Corrections Corp. of America*	107,687
2,039	Crane Co.	86,148
2,274	Deluxe Corp.	50,324
3,376	Donaldson Co., Inc.	199,116
1,349	Esterline Technologies Corp.*	101,566
1,860	FTI Consulting, Inc.*	67,667
2,313	Gardner Denver, Inc.	182,241
2,052	GATX Corp.	74,405
2,305	General Cable Corp.*	69,496
2,682	Graco, Inc.	105,885
1,504	Granite Construction, Inc.	31,178
3,568	Harsco Corp.	81,564
2,534	Herman Miller, Inc.	50,351
1,979	HNI Corp.	40,807
2,665	Hubbell, Inc., Class B	157,581
2,158	Huntington Ingalls Industries, Inc.*	64,611
3,666	IDEX Corp.	136,302
3,829	J.B. Hunt Transport Services, Inc.	153,887
8,991	JetBlue Airways Corp.*	39,111
4,854	Kansas City Southern*	262,893
6,703	KBR, Inc.	201,425
3,618	Kennametal, Inc.	133,359
2,463	Kirby Corp.*	135,564
2,077	Korn/Ferry International*	33,772
2,118	Landstar System, Inc.	85,758
1,981	Lennox International, Inc.	61,847
3,731	Lincoln Electric Holdings, Inc.	126,966
3,636	Manpower, Inc.	146,458
1,376	Mine Safety Appliances Co.	42,518
1,999	MSC Industrial Direct Co., Class A	123,278
3,018	Nordson Corp.	132,490
4,030	Oshkosh Corp.*	79,472
4,354	Pentair, Inc.	149,429
1,834	Regal-Beloit Corp.	107,821
2,805	Rollins, Inc.	58,653
3,194	Shaw Group, Inc. (The)*	74,452
2,256	SPX Corp.	128,344
4,848	Terex Corp.*	78,198
2,319	Thomas & Betts Corp.*	101,294
3,594	Timken Co.	141,424
1,996	Towers Watson & Co., Class A	117,744
3,534	Trinity Industries, Inc.	97,397
1,691	Triumph Group, Inc.	88,575
2,764	United Rentals, Inc.*	46,103
3,479	URS Corp.*	122,009
4,540	UTi Worldwide, Inc.	61,494
947	Valmont Industries, Inc.	87,626
5,024	Waste Connections, Inc.	173,780
1,252	Watsco, Inc.	74,682
1,965	Werner Enterprises, Inc.	45,745
2,136	Westinghouse Air Brake Technologies Corp.	130,061
2,617	Woodward, Inc.	84,843
		6,919,298
	Information Technology - 6.2%

1,478	ACI Worldwide, Inc.*	44,207
3,589	Acxiom Corp.*	39,371
2,860	ADTRAN, Inc.	88,832
1,438	Advent Software, Inc.*	33,347
2,257	Alliance Data Systems Corp.*	210,826
4,061	ANSYS, Inc.*	219,213
4,730	AOL, Inc.*	73,693
5,134	Arrow Electronics, Inc.*	160,181
20,237	Atmel Corp.*	184,359
6,758	Avnet, Inc.*	177,330
5,457	Broadridge Financial Solutions, Inc.	113,615
11,896	Cadence Design Systems, Inc.*	109,919
4,202	Ciena Corp.*	51,432
2,075	Concur Technologies, Inc.*	86,777
5,367	Convergys Corp.*	57,159
4,828	CoreLogic, Inc.*	55,136
5,109	Cree, Inc.*	165,685
7,432	Cypress Semiconductor Corp.*	117,723
2,888	Diebold, Inc.	82,712
1,754	Digital River, Inc.*	35,291
1,583	DST Systems, Inc.	74,274
2,072	Equinix, Inc.*	194,851
2,041	Factset Research Systems, Inc.	179,404
1,762	Fair Isaac Corp.	45,019
5,644	Fairchild Semiconductor International, Inc.*	74,839
3,829	Gartner, Inc.*	136,389
3,542	Global Payments, Inc.	162,330
4,679	Informatica Corp.*	195,489
7,122	Ingram Micro, Inc., Class A*	127,057
6,554	Integrated Device Technology, Inc.*	37,096
3,086	International Rectifier Corp.*	70,330
5,557	Intersil Corp., Class A	62,405
1,796	Itron, Inc.*	71,517
3,819	Jack Henry & Associates, Inc.	111,668
5,507	Lam Research Corp.*	204,640
3,820	Lender Processing Services, Inc.	67,385
1,005	Mantech International Corp., Class A	37,677
4,913	Mentor Graphics Corp.*	54,976
3,588	MICROS Systems, Inc.*	171,004
3,948	National Instruments Corp.	100,398
7,015	NCR Corp.*	120,868
3,262	NeuStar, Inc., Class A*	81,550
5,251	Parametric Technology Corp.*	94,518
2,128	Plantronics, Inc.	68,202
7,806	Polycom, Inc.*	185,783
4,634	QLogic Corp.*	64,737
2,693	Quest Software, Inc.*	46,400
4,404	Rackspace Hosting, Inc.*	161,010
12,246	RF Micro Devices, Inc.*	76,048
6,790	Riverbed Technology, Inc.*	168,256
4,995	Rovi Corp.*	244,206
2,886	Semtech Corp.*	61,558
1,969	Silicon Laboratories, Inc.*	68,068
8,236	Skyworks Solutions, Inc.*	169,909
3,125	Solera Holdings, Inc.	183,281
6,489	Synopsys, Inc.*	167,935
2,053	Tech Data Corp.*	96,655
7,153	TIBCO Software, Inc.*	160,084
5,424	Trimble Navigation Ltd.*	201,447

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,480	ValueClick, Inc.*	$53,244
3,336	Varian Semiconductor Equipment Associates, Inc.*	204,447
7,318	Vishay Intertechnology, Inc.*	83,425
2,417	Zebra Technologies Corp., Class A*	86,843
		7,134,030
	Materials - 2.9%

4,056	Albemarle Corp.	205,680
2,974	Aptargroup, Inc.	150,128
3,501	Ashland, Inc.	185,588
2,901	Cabot Corp.	99,881
1,947	Carpenter Technology Corp.	98,265
5,106	Commercial Metals Co.	59,995
1,454	Compass Minerals International, Inc.	109,937
2,176	Cytec Industries, Inc.	98,790
1,815	Domtar Corp.	145,781
1,379	Greif, Inc., Class A	77,031
1,962	Intrepid Potash, Inc.*	67,140
5,846	Louisiana-Pacific Corp.*	38,993
2,844	Lubrizol Corp.	383,229
2,017	Martin Marietta Materials, Inc.	142,864
808	Minerals Technologies, Inc.	46,872
422	NewMarket Corp.	70,761
3,525	Olin Corp.	70,289
4,437	Packaging Corp. of America	112,478
3,310	Reliance Steel & Aluminum Co.	137,166
3,010	Rock-Tenn Co., Class A	161,547
5,770	RPM International, Inc.	120,247
1,983	Scotts Miracle-Gro Co. (The), Class A	96,294
2,214	Sensient Technologies Corp.	80,479
2,170	Silgan Holdings, Inc.	82,308
4,409	Sonoco Products Co.	139,280
9,661	Steel Dynamics, Inc.	122,985
4,791	Temple-Inland, Inc.	115,942
4,143	Valspar Corp.	133,777
2,464	Worthington Industries, Inc.	40,040
		3,393,767
	Telecommunication Services - 0.2%

4,033	Telephone & Data Systems, Inc.	103,366
6,664	tw telecom, inc.*	128,548
		231,914
	Utilities - 2.5%

3,461	AGL Resources, Inc.	143,355
4,908	Alliant Energy Corp.	199,118
6,114	Aqua America, Inc.	134,997
3,996	Atmos Energy Corp.	134,026
1,743	Black Hills Corp.	53,336
2,698	Cleco Corp.	95,860
5,173	DPL, Inc.	154,776
6,014	Great Plains Energy, Inc.	117,574
4,215	Hawaiian Electric Industries, Inc.	101,244
2,193	IDACORP, Inc.	83,773
8,351	MDU Resources Group, Inc.	178,210
3,658	National Fuel Gas Co.	224,418
4,582	NSTAR	209,489
10,433	NV Energy, Inc.	155,660
4,331	OGE Energy Corp.	216,766
3,833	PNM Resources, Inc.	57,342
7,851	Questar Corp.	147,128
4,938	UGI Corp.	146,955
3,615	Vectren Corp.	98,942
5,029	Westar Energy, Inc.	134,023
2,266	WGL Holdings, Inc.	93,722
		2,880,714
	Total Common Stocks (Cost $51,655,165)	47,134,710

Principal Amount
	U.S. Government & Agency Security (a) - 0.1%
	Federal Home Loan Bank
$163,721	0.00%, due 09/01/11	163,721
	Total U.S. Government & Agency Security (Cost $163,721)	163,721

	Repurchase Agreements (a)(b) - 44.7%
51,433,526	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $51,433,628	51,433,526
	Total Repurchase Agreements (Cost $51,433,526)	51,433,526

	Total Investment Securities (Cost $103,252,412) — 85.7%	98,731,957
	Other assets less liabilities — 14.3%	16,410,197
	Net Assets — 100.0%	$115,142,154

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $29,796,821.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of August 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,876,363
Aggregate gross unrealized depreciation	(6,609,673)
Net unrealized depreciation	$(4,733,310)
Federal income tax cost of investments	$103,465,267

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of August 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini S&P MidCap 400 Futures Contracts	179	09/16/11	$15,655,340	$132,297

Cash collateral in the amount of $1,264,449 was pledged to cover margin requirements for open futures contracts as of August 31, 2011.

Swap Agreements

Ultra MidCap400 had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400™ Index	$44,674,060	$6,284,454

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400™ Index	7,429,484	1,053,872

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400™ Index	51,642,344	3,296,167

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400™ Index	16,067,517	(731,311)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400™ Index	9,365,870	994,354

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400™ Index	24,360,782	2,684,160

Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400™ Index	13,922,892	1,603,325

		$15,185,021

See accompanying notes to schedules of portfolio investments.

Ultra SmallCap600

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 60.6%
	Consumer Discretionary - 9.0%

874	American Public Education, Inc.*	$36,026
1,326	Arbitron, Inc.	49,791
598	Arctic Cat, Inc.*	9,377
913	Audiovox Corp., Class A*	5,852
1,074	Big 5 Sporting Goods Corp.	7,980
70	Biglari Holdings, Inc.*	23,048
1,118	BJ’s Restaurants, Inc.*	51,618
714	Blue Nile, Inc.*	27,725
266	Blyth, Inc.	15,141
2,751	Boyd Gaming Corp.*	17,194
2,167	Brown Shoe Co., Inc.	17,834
4,351	Brunswick Corp.	69,137
1,296	Buckle, Inc. (The)	51,062
895	Buffalo Wild Wings, Inc.*	55,159
1,993	Cabela’s, Inc.*	46,736
3,148	Callaway Golf Co.	17,692
769	Capella Education Co.*	24,593
2,823	Carter’s, Inc.*	87,315
1,441	Cato Corp. (The), Class A	36,573
970	CEC Entertainment, Inc.	30,128
1,264	Children’s Place Retail Stores, Inc. (The)*	54,251
1,749	Christopher & Banks Corp.	8,325
1,533	Coinstar, Inc.*	69,889
2,940	Coldwater Creek, Inc.*	3,116
4,135	Corinthian Colleges, Inc.*	9,097
1,123	Cracker Barrel Old Country Store, Inc.	47,570
4,326	CROCS, Inc.*	118,359
779	DineEquity, Inc.*	32,640
938	Drew Industries, Inc.	18,676
1,532	E.W. Scripps Co. (The), Class A*	12,869
1,406	Ethan Allen Interiors, Inc.	24,169
2,636	Finish Line (The), Class A	52,984
1,921	Fred’s, Inc., Class A	21,995
1,158	Genesco, Inc.*	61,397
1,174	Group 1 Automotive, Inc.	49,015
1,908	Harte-Hanks, Inc.	15,169
908	Haverty Furniture Cos., Inc.	10,760
1,508	Helen of Troy Ltd.*	45,270
1,335	Hibbett Sports, Inc.*	50,009
3,064	Hillenbrand, Inc.	62,506
2,187	HOT Topic, Inc.	18,108
1,916	HSN, Inc.*	61,580
3,564	Iconix Brand Group, Inc.*	69,783
1,994	Interval Leisure Group, Inc.*	25,124
1,089	iRobot Corp.*	30,296
2,266	Jack in the Box, Inc.*	47,065
1,330	Jakks Pacific, Inc.*	22,610
1,350	JoS. A. Bank Clothiers, Inc.*	69,188
1,058	Kid Brands, Inc.*	3,946
769	Kirkland’s, Inc.*	7,121
1,333	K-Swiss, Inc., Class A*	7,118
2,535	La-Z-Boy, Inc.*	22,308
1,108	Lincoln Educational Services Corp.	10,892
1,071	Lithia Motors, Inc., Class A	20,210
7,653	Live Nation Entertainment, Inc.*	70,790
4,622	Liz Claiborne, Inc.*	24,127
1,147	Lumber Liquidators Holdings, Inc.*	17,366
914	M/I Homes, Inc.*	7,531
1,144	Maidenform Brands, Inc.*	29,080
1,060	Marcus Corp.	10,367
1,135	MarineMax, Inc.*	7,707
2,516	Men’s Wearhouse, Inc. (The)	72,738
1,583	Meritage Homes Corp.*	29,650
694	Midas, Inc.*	5,587
552	Monarch Casino & Resort, Inc.*	5,614
1,490	Monro Muffler Brake, Inc.	58,900
850	Movado Group, Inc.	11,696
1,314	Multimedia Games Holding Co., Inc.*	6,478
1,317	Nutrisystem, Inc.	16,844
923	O’Charleys, Inc.*	5,187
4,201	OfficeMax, Inc.*	26,340
678	Oxford Industries, Inc.	24,286
1,116	P.F. Chang’s China Bistro, Inc.	33,636
981	Papa John’s International, Inc.*	29,185
626	Peet’s Coffee & Tea, Inc.*	36,465
2,574	PEP Boys-Manny Moe & Jack	25,431
615	Perry Ellis International, Inc.*	14,133
1,057	PetMed Express, Inc.	10,707
3,026	Pinnacle Entertainment, Inc.*	41,517
2,354	Pool Corp.	61,039
6,357	Quiksilver, Inc.*	26,572
745	Red Robin Gourmet Burgers, Inc.*	23,244
3,181	Ruby Tuesday, Inc.*	26,498
739	rue21, inc.*	18,519
1,513	Ruth’s Hospitality Group, Inc.*	8,004
2,716	Select Comfort Corp.*	43,130
2,645	Shuffle Master, Inc.*	23,435
1,728	Skechers U.S.A., Inc., Class A*	27,873
336	Skyline Corp.	3,669
1,734	Sonic Automotive, Inc., Class A	24,068
3,020	Sonic Corp.*	27,995
1,625	Spartan Motors, Inc.	7,443
1,761	Stage Stores, Inc.	28,757
960	Standard Motor Products, Inc.	12,643
4,818	Standard Pacific Corp.*	12,382
1,362	Stein Mart, Inc.	9,643
1,716	Steven Madden Ltd.*	61,982
922	Sturm Ruger & Co., Inc.	30,675
1,147	Superior Industries International, Inc.	19,751
2,818	Texas Roadhouse, Inc.	40,297
1,260	True Religion Apparel, Inc.*	38,430
1,774	Tuesday Morning Corp.*	7,078
734	Universal Electronics, Inc.*	14,284
1,027	Universal Technical Institute, Inc.*	14,953
1,256	Vitamin Shoppe, Inc.*	55,641
1,423	Winnebago Industries, Inc.*	11,171
2,425	Wolverine World Wide, Inc.	88,294
1,131	Zale Corp.*	4,614
1,030	Zumiez, Inc.*	19,045
		3,275,887
	Consumer Staples - 2.6%

4,256	Alliance One International, Inc.*	13,577
929	Andersons, Inc. (The)	37,355
2,341	B&G Foods, Inc.	42,630
445	Boston Beer Co., Inc., Class A*	36,076
590	Calavo Growers, Inc.	11,800
653	Cal-Maine Foods, Inc.	21,203
1,855	Casey’s General Stores, Inc.	83,475
2,384	Central Garden and Pet Co., Class A*	18,762
5,718	Darling International, Inc.*	96,348
1,076	Diamond Foods, Inc.	84,853
2,124	Hain Celestial Group, Inc. (The)*	67,182
745	Inter Parfums, Inc.	12,337
699	J&J Snack Foods Corp.	35,376
656	Medifast, Inc.*	10,765
592	Nash Finch Co.	18,826
2,457	Prestige Brands Holdings, Inc.*	26,462
920	Sanderson Farms, Inc.	36,064

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
447	Seneca Foods Corp., Class A*	$10,464
2,332	Snyder’s-Lance, Inc.	51,934
1,104	Spartan Stores, Inc.	17,819
1,735	TreeHouse Foods, Inc.*	95,043
2,364	United Natural Foods, Inc.*	96,144
826	WD-40 Co.	33,982
		958,477
	Energy - 2.7%

1,390	Approach Resources, Inc.*	25,798
1,423	Basic Energy Services, Inc.*	31,107
1,775	Bristow Group, Inc.	78,064
628	Contango Oil & Gas Co.*	38,076
908	GeoResources, Inc.*	21,156
701	Gulf Island Fabrication, Inc.	17,245
1,956	Gulfport Energy Corp.*	56,528
1,112	Hornbeck Offshore Services, Inc.*	27,111
7,616	ION Geophysical Corp.*	53,845
1,489	Lufkin Industries, Inc.	92,660
1,292	Matrix Service Co.*	14,044
215	OYO Geospace Corp.*	15,846
2,232	Penn Virginia Corp.	18,213
1,148	Petroleum Development Corp.*	27,334
2,716	Petroquest Energy, Inc.*	20,642
2,949	Pioneer Drilling Co.*	37,275
1,058	SEACOR Holdings, Inc.	93,887
2,395	Stone Energy Corp.*	63,252
2,073	Swift Energy Co.*	63,952
3,754	Tetra Technologies, Inc.*	38,479
3,460	World Fuel Services Corp.	128,504
		963,018
	Financials - 12.3%

1,971	Acadia Realty Trust (REIT)	41,549
899	AMERISAFE, Inc.*	17,737
2,247	Bank Mutual Corp.	7,145
1,286	Bank of the Ozarks, Inc.	29,218
6,414	BioMed Realty Trust, Inc. (REIT)	117,312
3,763	Boston Private Financial Holdings, Inc.	23,443
2,887	Brookline Bancorp, Inc.	24,309
983	Calamos Asset Management, Inc., Class A	11,590
1,437	Cash America International, Inc.	80,300
2,349	Cedar Shopping Centers, Inc. (REIT)	8,644
745	City Holding Co.	22,626
4,079	Colonial Properties Trust (REIT)	85,741
1,930	Columbia Banking System, Inc.	31,555
1,798	Community Bank System, Inc.	45,004
2,683	Delphi Financial Group, Inc., Class A	64,875
8,179	DiamondRock Hospitality Co. (REIT)	63,305
1,366	Dime Community Bancshares, Inc.	16,474
1,310	EastGroup Properties, Inc. (REIT)	52,937
1,045	eHealth, Inc.*	13,313
1,884	Employers Holdings, Inc.	23,041
685	Encore Capital Group, Inc.*	16,214
2,279	Entertainment Properties Trust (REIT)	96,014
4,572	Extra Space Storage, Inc. (REIT)	98,298
2,440	EZCORP, Inc., Class A*	81,862
1,455	Financial Engines, Inc.*	32,417
1,041	First BanCorp./Puerto Rico*	3,519
1,530	First Cash Financial Services, Inc.*	71,466
4,614	First Commonwealth Financial Corp.	20,763
2,847	First Financial Bancorp	45,467
1,536	First Financial Bankshares, Inc.	45,481
3,643	First Midwest Bancorp, Inc./IL	31,986
6,202	FNB Corp./PA	55,632
1,731	Forestar Group, Inc.*	21,793
3,462	Franklin Street Properties Corp. (REIT)	45,144
1,240	Getty Realty Corp. (REIT)	23,572
3,514	Glacier Bancorp, Inc.	40,446
7,392	Hanmi Financial Corp.*	7,170
3,803	Healthcare Realty Trust, Inc. (REIT)	66,514
1,072	Home Bancshares, Inc./AR	25,171
1,909	Home Properties, Inc. (REIT)	127,655
1,949	Horace Mann Educators Corp.	25,961
1,047	Independent Bank Corp./MA	24,971
606	Infinity Property & Casualty Corp.	30,936
3,773	Inland Real Estate Corp. (REIT)	30,599
2,227	Interactive Brokers Group, Inc., Class A	33,427
2,016	Investment Technology Group, Inc.*	22,942
2,857	Kilroy Realty Corp. (REIT)	102,081
3,106	Kite Realty Group Trust (REIT)	13,325
4,166	LaSalle Hotel Properties (REIT)	78,321
6,612	Lexington Realty Trust (REIT)	48,797
1,482	LTC Properties, Inc. (REIT)	39,999
2,604	Meadowbrook Insurance Group, Inc.	24,426
5,459	Medical Properties Trust, Inc. (REIT)	58,357
1,793	Mid-America Apartment Communities, Inc. (REIT)	128,164
1,857	Nara Bancorp, Inc.*	13,185
2,154	National Financial Partners Corp.*	27,528
6,002	National Penn Bancshares, Inc.	43,514
4,154	National Retail Properties, Inc. (REIT)	113,238
602	Navigators Group, Inc. (The)*	26,952
1,683	NBT Bancorp, Inc.	34,199
5,207	Northwest Bancshares, Inc.	62,067
4,630	Old National Bancorp/IN	45,420
2,746	Oritani Financial Corp.	36,110
1,619	PacWest Bancorp	25,985
1,073	Parkway Properties, Inc./MD (REIT)	14,571
2,719	Pennsylvania Real Estate Investment Trust (REIT)	28,033
1,668	Pinnacle Financial Partners, Inc.*	21,150
764	Piper Jaffray Cos.*	18,206
836	Portfolio Recovery Associates, Inc.*	61,137
2,436	Post Properties, Inc. (REIT)	101,825
1,041	Presidential Life Corp.	9,983
2,878	PrivateBancorp, Inc.	25,557
1,494	ProAssurance Corp.*	108,405
5,406	Prospect Capital Corp.	47,465
2,541	Provident Financial Services, Inc.	31,915
918	PS Business Parks, Inc. (REIT)	50,187
813	RLI Corp.	51,398
1,220	S&T Bancorp, Inc.	22,631
742	Safety Insurance Group, Inc.	28,938
566	Saul Centers, Inc. (REIT)	20,025
2,640	Selective Insurance Group, Inc.	40,154
2,219	Signature Bank/NY*	123,399
847	Simmons First National Corp., Class A	19,498
1,353	Sovran Self Storage, Inc. (REIT)	54,986
1,511	Sterling Bancorp/NY	12,964
941	Stewart Information Services Corp.	8,968
2,625	Stifel Financial Corp.*	78,960
6,352	Susquehanna Bancshares, Inc.	42,622
1,432	SWS Group, Inc.	6,186
4,195	Tanger Factory Outlet Centers (REIT)	118,005

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,819	Texas Capital Bancshares, Inc.*	$46,694
404	Tompkins Financial Corp.	15,695
2,020	Tower Group, Inc.	48,500
4,462	TrustCo Bank Corp NY	20,838
1,465	UMB Financial Corp.	56,813
5,603	Umpqua Holdings Corp.	54,741
2,157	United Bankshares, Inc.	48,468
923	United Community Banks, Inc./GA*	9,553
1,037	United Fire & Casualty Co.	18,780
618	Universal Health Realty Income Trust (REIT)	23,126
1,141	Urstadt Biddle Properties, Inc., Class A (REIT)	19,180
2,767	Wilshire Bancorp, Inc.*	8,522
1,709	Wintrust Financial Corp.	53,970
754	World Acceptance Corp.*	49,123
		4,448,377
	Health Care - 7.4%

1,100	Abaxis, Inc.*	27,357
3,447	Affymetrix, Inc.*	19,303
550	Air Methods Corp.*	36,602
3,385	Align Technology, Inc.*	64,653
406	Almost Family, Inc.*	8,027
1,440	Amedisys, Inc.*	24,437
1,934	AMN Healthcare Services, Inc.*	10,656
1,528	Amsurg Corp.*	34,579
613	Analogic Corp.	30,356
2,165	Arqule, Inc.*	9,439
1,200	Bio-Reference Labs, Inc.*	24,288
1,438	Cambrex Corp.*	7,147
629	Cantel Medical Corp.	15,681
2,442	Centene Corp.*	77,875
1,039	Chemed Corp.	60,314
541	Computer Programs & Systems, Inc.	38,314
1,383	CONMED Corp.*	32,431
318	Corvel Corp.*	14,507
1,520	Cross Country Healthcare, Inc.*	7,494
1,365	CryoLife, Inc.*	6,975
2,930	Cubist Pharmaceuticals, Inc.*	101,642
1,191	Cyberonics, Inc.*	33,598
1,076	Emergent Biosolutions, Inc.*	19,443
644	Ensign Group, Inc. (The)	15,025
1,646	Enzo Biochem, Inc.*	4,806
2,110	eResearchTechnology, Inc.*	10,993
1,494	Gentiva Health Services, Inc.*	11,369
1,139	Greatbatch, Inc.*	25,457
1,255	Haemonetics Corp.*	78,450
1,626	Hanger Orthopedic Group, Inc.*	30,536
3,311	Healthspring, Inc.*	129,261
1,660	Healthways, Inc.*	20,850
502	Hi-Tech Pharmacal Co., Inc.*	14,061
4,143	HMS Holdings Corp.*	108,671
586	ICU Medical, Inc.*	24,143
1,005	Integra LifeSciences Holdings Corp.*	40,079
1,560	Invacare Corp.	39,187
800	IPC The Hospitalist Co., Inc.*	32,080
417	Kensey Nash Corp.*	11,451
460	Landauer, Inc.	23,718
919	LCA-Vision, Inc.*	2,601
767	LHC Group, Inc.*	15,325
1,528	Magellan Health Services, Inc.*	76,201
993	MedCath Corp.*	13,803
2,594	Medicines Co. (The)*	37,821
2,004	Meridian Bioscience, Inc.	37,074
2,007	Merit Medical Systems, Inc.*	29,202
1,255	Molina Healthcare, Inc.*	24,134
613	MWI Veterinary Supply, Inc.*	45,362
1,417	Natus Medical, Inc.*	14,850
1,133	Neogen Corp.*	39,338
1,937	NuVasive, Inc.*	46,933
1,618	Omnicell, Inc.*	25,306
929	Palomar Medical Technologies, Inc.*	7,478
1,770	Par Pharmaceutical Cos., Inc.*	52,622
2,877	Parexel International Corp.*	58,633
1,435	PharMerica Corp.*	21,138
2,711	PSS World Medical, Inc.*	63,925
941	Quality Systems, Inc.	86,591
3,013	Questcor Pharmaceuticals, Inc.*	90,541
3,642	Regeneron Pharmaceuticals, Inc.*	214,987
2,854	Salix Pharmaceuticals Ltd.*	86,904
3,472	Savient Pharmaceuticals, Inc.*	14,930
674	SonoSite, Inc.*	19,654
856	SurModics, Inc.*	9,125
1,778	Symmetry Medical, Inc.*	14,811
3,712	ViroPharma, Inc.*	73,535
1,637	West Pharmaceutical Services, Inc.	65,676
1,071	Zoll Medical Corp.*	47,852
		2,661,607
	Industrials - 9.3%

1,648	A. O. Smith Corp.	64,750
870	AAON, Inc.	15,234
1,942	AAR Corp.	45,812
2,332	ABM Industries, Inc.	47,666
3,352	Actuant Corp., Class A	67,308
738	Aerovironment, Inc.*	21,151
1,359	Albany International Corp., Class A	29,545
735	Allegiant Travel Co.*	34,508
444	American Science & Engineering, Inc.	29,943
1,372	Apogee Enterprises, Inc.	12,883
1,843	Applied Industrial Technologies, Inc.	56,433
1,242	Arkansas Best Corp.	25,647
974	Astec Industries, Inc.*	33,710
613	AZZ, Inc.	29,013
736	Badger Meter, Inc.	25,782
2,209	Barnes Group, Inc.	50,851
2,315	Belden, Inc.	70,631
2,581	Brady Corp., Class A	70,977
2,464	Briggs & Stratton Corp.	39,794
454	Cascade Corp.	19,408
636	CDI Corp.	7,161
1,217	Ceradyne, Inc.*	38,165
842	CIRCOR International, Inc.	29,057
2,464	CLARCOR, Inc.	114,674
1,853	Comfort Systems USA, Inc.	17,715
476	Consolidated Graphics, Inc.*	18,364
771	Cubic Corp.	32,328
2,268	Curtiss-Wright Corp.	69,832
1,468	Dolan Co. (The)*	12,434
1,664	Dycom Industries, Inc.*	30,335
3,267	EMCOR Group, Inc.*	74,847
931	Encore Wire Corp.	20,864
1,010	EnPro Industries, Inc.*	39,208
1,300	ESCO Technologies, Inc.	40,131
685	Exponent, Inc.*	28,948
3,036	Federal Signal Corp.	16,546
1,436	Forward Air Corp.	40,797
914	G&K Services, Inc., Class A	25,793
2,869	GenCorp, Inc.*	12,767
3,171	Geo Group, Inc. (The)*	68,081
1,486	Gibraltar Industries, Inc.*	13,196
2,324	Griffon Corp.*	20,312

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,244	Healthcare Services Group, Inc.	$50,866
2,482	Heartland Express, Inc.	37,726
869	Heidrick & Struggles International, Inc.	18,049
1,832	HUB Group, Inc., Class A*	57,690
2,504	II-VI, Inc.*	49,466
1,930	Insituform Technologies, Inc., Class A*	31,903
1,114	Insperity, Inc.	27,739
3,198	Interface, Inc., Class A	48,226
1,400	John Bean Technologies Corp.	22,120
1,284	Kaman Corp.	43,849
1,593	Kaydon Corp.	53,557
1,382	Kelly Services, Inc., Class A	21,006
3,018	Knight Transportation, Inc.	45,723
196	Lawson Products, Inc.	3,344
614	Lindsay Corp.	38,191
838	Lydall, Inc.*	9,142
2,198	Mobile Mini, Inc.*	41,872
2,242	Moog, Inc., Class A*	89,411
1,850	Mueller Industries, Inc.	87,209
255	National Presto Industries, Inc.	24,735
2,520	Navigant Consulting, Inc.*	23,915
831	NCI Building Systems, Inc.*	8,036
2,105	Old Dominion Freight Line, Inc.*	67,613
1,806	On Assignment, Inc.*	13,726
2,855	Orbital Sciences Corp.*	44,652
1,320	Orion Marine Group, Inc.*	8,488
435	Powell Industries, Inc.*	16,278
1,812	Quanex Building Products Corp.	23,393
2,222	Robbins & Myers, Inc.	106,767
784	School Specialty, Inc.*	7,456
1,959	Simpson Manufacturing Co., Inc.	55,694
2,584	Skywest, Inc.	32,946
624	Standard Register Co. (The)	1,753
610	Standex International Corp.	17,751
1,986	SYKES Enterprises, Inc.*	31,081
1,795	Teledyne Technologies, Inc.*	97,989
934	Tennant Co.	41,059
3,047	Tetra Tech, Inc.*	60,666
1,510	Toro Co. (The)	82,401
1,126	Tredegar Corp.	18,849
2,165	TrueBlue, Inc.*	30,418
718	Unifirst Corp.	37,178
2,248	United Stationers, Inc.	70,902
954	Universal Forest Products, Inc.	29,154
996	Viad Corp.	20,488
960	Vicor Corp.	10,838
1,436	Watts Water Technologies, Inc., Class A	40,667
		3,364,583
	Information Technology - 11.0%

1,894	Advanced Energy Industries, Inc.*	18,921
958	Agilysys, Inc.*	8,670
1,401	Anixter International, Inc.	82,673
6,048	Arris Group, Inc.*	66,044
1,547	ATMI, Inc.*	26,500
1,427	Avid Technology, Inc.*	14,042
571	Bel Fuse, Inc., Class B	9,901
2,967	Benchmark Electronics, Inc.*	40,203
878	Black Box Corp.	21,704
2,117	Blackbaud, Inc.	53,010
2,121	Blue Coat Systems, Inc.*	31,136
1,663	Bottomline Technologies, Inc.*	38,199
3,333	Brightpoint, Inc.*	31,763
3,233	Brooks Automation, Inc.*	30,584
1,149	Cabot Microelectronics Corp.*	45,684
1,472	CACI International, Inc., Class A*	81,048
1,494	Cardtronics, Inc.*	36,991
1,126	CEVA, Inc.*	29,952
1,959	Checkpoint Systems, Inc.*	29,836
3,480	Ciber, Inc.*	11,414
3,236	Cirrus Logic, Inc.*	49,122
2,026	Cognex Corp.	64,832
1,175	Cohu, Inc.	13,031
2,152	CommVault Systems, Inc.*	72,974
1,262	comScore, Inc.*	20,129
1,273	Comtech Telecommunications Corp.	35,440
1,691	CSG Systems International, Inc.*	22,592
1,678	CTS Corp.	16,109
1,491	Cymer, Inc.*	60,326
1,726	Daktronics, Inc.	16,639
2,009	DealerTrack Holdings, Inc.*	37,608
1,152	DG FastChannel, Inc.*	25,229
1,238	Digi International, Inc.*	15,562
1,792	Diodes, Inc.*	35,876
1,144	DSP Group, Inc.*	7,402
850	DTS, Inc.*	26,112
1,829	Ebix, Inc.*	29,959
1,176	Electro Scientific Industries, Inc.*	17,781
3,486	Entropic Communications, Inc.*	15,652
1,540	EPIQ Systems, Inc.	19,281
2,176	Exar Corp.*	13,187
798	FARO Technologies, Inc.*	30,300
1,891	FEI Co.*	60,493
721	Forrester Research, Inc.	24,298
6,145	GT Advanced Technologies, Inc.*	75,030
4,880	Harmonic, Inc.*	23,229
1,884	Heartland Payment Systems, Inc.	40,525
1,225	Hittite Microwave Corp.*	66,542
1,435	iGate Corp.	16,101
1,810	Infospace, Inc.*	17,304
2,283	Insight Enterprises, Inc.*	42,966
685	Interactive Intelligence Group*	22,139
2,322	Intermec, Inc.*	17,113
1,116	Intevac, Inc.*	9,162
2,247	j2 Global Communications, Inc.	71,792
2,068	JDA Software Group, Inc.*	54,616
3,155	Kopin Corp.*	11,926
3,519	Kulicke & Soffa Industries, Inc.*	30,615
873	Liquidity Services, Inc.*	20,952
1,111	Littelfuse, Inc.	51,539
2,265	LivePerson, Inc.*	26,614
811	LogMeIn, Inc.*	25,344
899	LoJack Corp.*	2,886
1,062	Manhattan Associates, Inc.*	37,903
1,696	MAXIMUS, Inc.	62,735
1,475	Mercury Computer Systems, Inc.*	20,517
1,805	Methode Electronics, Inc.	17,635
2,461	Micrel, Inc.	24,881
4,222	Microsemi Corp.*	65,568
403	MicroStrategy, Inc., Class A*	49,521
2,554	MKS Instruments, Inc.	59,304
1,675	Monolithic Power Systems, Inc.*	21,155
1,416	Monotype Imaging Holdings, Inc.*	16,581
762	MTS Systems Corp.	27,523
866	Nanometrics, Inc.*	13,761
388	NCI, Inc., Class A*	6,344
1,789	Netgear, Inc.*	49,752
1,727	Netscout Systems, Inc.*	23,833
1,486	Network Equipment Technologies, Inc.*	3,804
1,821	Newport Corp.*	23,564

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,566	Novatel Wireless, Inc.*	$5,246
1,009	Oplink Communications, Inc.*	16,679
931	OSI Systems, Inc.*	36,216
1,013	Park Electrochemical Corp.	25,072
906	PC-Tel, Inc.*	5,771
1,488	Perficient, Inc.*	13,094
1,223	Pericom Semiconductor Corp.*	9,515
1,738	Plexus Corp.*	46,196
1,409	Power Integrations, Inc.	45,285
3,275	Progress Software Corp.*	68,218
2,033	Pulse Electronics Corp.	6,831
1,188	Radisys Corp.*	8,958
1,179	RightNow Technologies, Inc.*	38,659
1,390	Rofin-Sinar Technologies, Inc.*	32,095
780	Rogers Corp.*	38,899
803	Rubicon Technology, Inc.*	10,347
1,547	Rudolph Technologies, Inc.*	10,535
1,320	ScanSource, Inc.*	40,854
1,368	Sigma Designs, Inc.*	11,026
1,543	Smith Micro Software, Inc.*	2,916
1,390	Sourcefire, Inc.*	38,392
582	Stamps.com, Inc.	11,430
1,125	Standard Microsystems Corp.*	23,647
1,033	Stratasys, Inc.*	23,904
1,274	Super Micro Computer, Inc.*	17,473
635	Supertex, Inc.*	12,389
2,103	Symmetricom, Inc.*	11,482
1,674	Synaptics, Inc.*	40,896
1,240	Synchronoss Technologies, Inc.*	33,678
1,172	SYNNEX Corp.*	30,870
4,236	Take-Two Interactive Software, Inc.*	56,000
2,007	Taleo Corp., Class A*	51,801
3,371	Tekelec*	24,271
1,358	TeleTech Holdings, Inc.*	24,091
2,498	Tessera Technologies, Inc.*	35,172
3,339	THQ, Inc.*	6,511
8,025	TriQuint Semiconductor, Inc.*	60,829
2,146	TTM Technologies, Inc.*	23,971
1,221	Tyler Technologies, Inc.*	30,806
1,229	Ultratech, Inc.*	25,096
4,332	United Online, Inc.	23,479
1,987	Veeco Instruments, Inc.*	72,247
2,040	Viasat, Inc.*	72,420
734	Virtusa Corp.*	11,575
1,200	Volterra Semiconductor Corp.*	24,300
1,952	Websense, Inc.*	40,153
1,887	Wright Express Corp.*	79,518
1,543	XO Group, Inc.*	13,949
		3,981,747
	Materials - 3.2%

1,508	A. Schulman, Inc.	27,506
821	A.M. Castle & Co.*	9,967
1,246	AMCOL International Corp.	36,259
1,050	American Vanguard Corp.	12,537
1,243	Arch Chemicals, Inc.	58,334
1,410	Balchem Corp.	58,233
1,949	Buckeye Technologies, Inc.	52,993
2,760	Calgon Carbon Corp.*	43,663
2,775	Century Aluminum Co.*	33,772
1,126	Clearwater Paper Corp.*	41,459
528	Deltic Timber Corp.	30,798
2,174	Eagle Materials, Inc.	42,871
2,415	H.B. Fuller Co.	53,541
418	Hawkins, Inc.	15,153
596	Haynes International, Inc.	34,586
2,972	Headwaters, Inc.*	6,390
725	Kaiser Aluminum Corp.	37,606
1,872	KapStone Paper and Packaging Corp.*	28,136
1,007	Koppers Holdings, Inc.	33,463
1,559	Kraton Performance Polymers, Inc.*	37,369
833	LSB Industries, Inc.*	33,278
997	Materion Corp.*	28,614
1,726	Myers Industries, Inc.	18,779
729	Neenah Paper, Inc.	12,743
447	Olympic Steel, Inc.	9,262
1,515	OM Group, Inc.*	47,919
4,564	PolyOne Corp.	57,643
618	Quaker Chemical Corp.	20,604
1,475	RTI International Metals, Inc.*	39,294
787	Schweitzer-Mauduit International, Inc.	47,204
383	Stepan Co.	28,974
2,028	STR Holdings, Inc.*	22,998
1,363	Texas Industries, Inc.	48,536
2,403	Wausau Paper Corp.	16,028
1,072	Zep, Inc.	18,899
		1,145,411
	Telecommunication Services - 0.4%

444	Atlantic Tele-Network, Inc.	14,741
1,529	Cbeyond, Inc.*	14,204
9,715	Cincinnati Bell, Inc.*	32,934
1,862	General Communication, Inc., Class A*	16,534
1,525	Neutral Tandem, Inc.*	18,132
1,461	NTELOS Holdings Corp.	28,709
1,080	USA Mobility, Inc.	16,384
		141,638
	Utilities - 2.7%

1,527	Allete, Inc.	59,645
912	American States Water Co.	32,376
2,816	Avista Corp.	71,470
655	Central Vermont Public Service Corp.	22,807
760	CH Energy Group, Inc.	42,704
2,058	El Paso Electric Co.	71,186
1,095	Laclede Group, Inc. (The)	43,472
2,022	New Jersey Resources Corp.	95,256
1,303	Northwest Natural Gas Co.	58,922
1,772	NorthWestern Corp.	60,089
3,517	Piedmont Natural Gas Co., Inc.	108,675
1,464	South Jersey Industries, Inc.	75,440
2,241	Southwest Gas Corp.	82,962
2,469	UIL Holdings Corp.	83,847
1,794	UniSource Energy Corp.	67,921
		976,772
	Total Common Stocks (Cost $21,460,434)	21,917,517

Principal Amount
	U.S. Government & Agency Security (a) - 0.1%
	Federal Home Loan Bank
$26,640	0.00%, due 09/01/11	26,640
	Total U.S. Government & Agency Security (Cost $26,640)	26,640

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements (a)(b) - 21.2%
$7,694,776	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $7,694,791	$7,694,776
	Total Repurchase Agreements (Cost $7,694,776)	7,694,776

	Total Investment Securities (Cost $29,181,850) — 81.9%	29,638,933
	Other assets less liabilities — 18.1%	6,542,737
	Net Assets — 100.0%	$36,181,670

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $9,806,854.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of August 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,472,060
Aggregate gross unrealized depreciation	(3,921,765)
Net unrealized depreciation	$(1,449,705)
Federal income tax cost of investments	$31,088,638

Swap Agreements

Ultra SmallCap600 had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600™ Index	$25,586,602	$4,537,603

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600™ Index	676,748	83,328

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600™ Index	9,429,294	(30,857)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P SmallCap 600™ Index	2,186,984	382,460

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P SmallCap 600™ Index	834,289	113,568

Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600™ Index	11,729,182	1,475,590

		$6,561,692

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 68.2%
	Consumer Discretionary - 9.0%

3,284	1-800-Flowers.com, Inc., Class A*	$8,177
5,919	99 Cents Only Stores*	110,212
2,357	A.H. Belo Corp., Class A	12,610
10,201	Aeropostale, Inc.*	114,047
3,129	AFC Enterprises, Inc.*	40,646
2,237	Ambassadors Group, Inc.	17,001
8,437	American Axle & Manufacturing Holdings, Inc.*	78,886
5,108	American Greetings Corp., Class A	108,392
2,260	American Public Education, Inc.*	93,157
1,159	America’s Car-Mart, Inc.*	34,828
2,810	Amerigon, Inc.*	37,570
4,072	Ameristar Casinos, Inc.	76,024
6,578	Ann, Inc.*	155,043
3,429	Arbitron, Inc.	128,759
1,650	Archipelago Learning, Inc.*	15,328
1,533	Arctic Cat, Inc.*	24,037
3,689	Asbury Automotive Group, Inc.*	69,390
7,937	Ascena Retail Group, Inc.*	225,570
1,819	Ascent Capital Group, Inc., Class A*	87,130
2,280	Audiovox Corp., Class A*	14,615
3,670	Barnes & Noble, Inc.	48,958
9,628	Beazer Homes USA, Inc.*	20,315
4,855	bebe stores, inc.	33,305
11,701	Belo Corp., Class A	63,770
1,683	Benihana, Inc., Class A*	13,649
2,778	Big 5 Sporting Goods Corp.	20,641
153	Biglari Holdings, Inc.*	50,377
3,040	BJ’s Restaurants, Inc.*	140,357
1,673	Black Diamond, Inc.*	12,899
1,623	Blue Nile, Inc.*	63,021
656	Blyth, Inc.	37,340
3,830	Bob Evans Farms, Inc.	121,641
1,486	Body Central Corp.*	25,782
1,560	Bon-Ton Stores, Inc. (The)	10,936
6,923	Boyd Gaming Corp.*	43,269
2,434	Bravo Brio Restaurant Group, Inc.*	50,505
2,258	Bridgepoint Education, Inc.*	49,857
5,604	Brown Shoe Co., Inc.	46,121
11,252	Brunswick Corp.	178,794
3,404	Buckle, Inc. (The)	134,118
2,315	Buffalo Wild Wings, Inc.*	142,673
2,102	Build-A-Bear Workshop, Inc.*	12,423
5,467	Cabela’s, Inc.*	128,201
8,140	Callaway Golf Co.	45,747
2,087	Cambium Learning Group, Inc.*	6,240
1,987	Capella Education Co.*	63,544
1,632	Caribou Coffee Co., Inc.*	24,790
1,592	Carrols Restaurant Group, Inc.*	14,710
6,212	Carter’s, Inc.*	192,137
5,324	Casual Male Retail Group, Inc.*	22,201
3,495	Cato Corp. (The), Class A	88,703
862	Cavco Industries, Inc.*	31,351
2,508	CEC Entertainment, Inc.	77,898
4,629	Central European Media Enterprises Ltd., Class A*	59,529
14,689	Charming Shoppes, Inc.*	46,564
7,298	Cheesecake Factory, Inc. (The)*	200,330
1,075	Cherokee, Inc.	14,889
3,297	Children’s Place Retail Stores, Inc. (The)*	141,507
4,523	Christopher & Banks Corp.	21,529
1,587	Churchill Downs, Inc.	69,479
11,744	Cinemark Holdings, Inc.	246,037
1,892	Citi Trends, Inc.*	22,061
3,962	Coinstar, Inc.*	180,628
7,683	Coldwater Creek, Inc.*	8,144
7,779	Collective Brands, Inc.*	104,939
1,534	Columbia Sportswear Co.	80,826
1,831	Conn’s, Inc.*	10,492
7,847	Cooper Tire & Rubber Co.	95,184
1,439	Core-Mark Holding Co., Inc.*	51,113
9,848	Corinthian Colleges, Inc.*	21,666
2,400	Cost Plus, Inc.*	18,648
2,900	Cracker Barrel Old Country Store, Inc.	122,844
10,807	CROCS, Inc.*	295,680
4,409	Crown Media Holdings, Inc., Class A*	5,820
1,024	CSS Industries, Inc.	18,176
2,924	Cumulus Media, Inc., Class A*	7,866
18,483	Dana Holding Corp.*	235,658
895	Delta Apparel, Inc.*	14,893
12,500	Denny’s Corp.*	47,375
1,356	Destination Maternity Corp.	19,052
1,955	DineEquity, Inc.*	81,915
7,802	Domino’s Pizza, Inc.*	216,349
1,367	Dorman Products, Inc.*	44,222
2,415	Drew Industries, Inc.	48,083
4,305	E.W. Scripps Co. (The), Class A*	36,162
33,998	Eastman Kodak Co.*	108,114
753	Einstein Noah Restaurant Group, Inc.	11,272
3,057	Entercom Communications Corp., Class A*	18,678
6,352	Entravision Communications Corp., Class A*	7,178
3,051	Ethan Allen Interiors, Inc.	52,447
9,781	Exide Technologies*	55,165
6,983	Express, Inc.	133,305
6,550	Finish Line (The), Class A	131,655
1,115	Fisher Communications, Inc.*	29,559
4,968	Fred’s, Inc., Class A	56,884
2,103	Fuel Systems Solutions, Inc.*	44,436
5,299	Furniture Brands International, Inc.*	14,890
2,087	G-III Apparel Group Ltd.*	58,979
4,504	Gaylord Entertainment Co.*	113,231
553	Geeknet, Inc.*	11,663
2,994	Genesco, Inc.*	158,742
1,440	Global Sources Ltd.*	11,779
1,805	Global Traffic Network, Inc.*	25,270
2,887	GNC Holdings, Inc., Class A*	69,865
674	Gordmans Stores, Inc.*	10,043
3,623	Grand Canyon Education, Inc.*	56,338
6,268	Gray Television, Inc.*	11,909
3,036	Group 1 Automotive, Inc.	126,753
5,593	Harte-Hanks, Inc.	44,464
2,374	Haverty Furniture Cos., Inc.	28,132
3,900	Helen of Troy Ltd.*	117,078
2,284	hhgregg, Inc.*	25,078
3,463	Hibbett Sports, Inc.*	129,724
7,922	Hillenbrand, Inc.	161,609
5,655	HOT Topic, Inc.	46,823
7,740	Hovnanian Enterprises, Inc., Class A*	12,694
5,051	HSN, Inc.*	162,339
9,217	Iconix Brand Group, Inc.*	180,469
2,591	interCLICK, Inc.*	14,976

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,721	International Speedway Corp., Class A	$93,620
5,083	Interval Leisure Group, Inc.*	64,046
3,002	iRobot Corp.*	83,516
2,579	Isle of Capri Casinos, Inc.*	16,867
5,862	Jack in the Box, Inc.*	121,754
3,438	Jakks Pacific, Inc.*	58,446
8,328	Jamba, Inc.*	14,657
610	Johnson Outdoors, Inc., Class A*	9,650
11,051	Jones Group, Inc. (The)	129,849
3,491	JoS. A. Bank Clothiers, Inc.*	178,914
5,459	Journal Communications, Inc., Class A*	20,144
3,285	K12, Inc.*	88,301
9,725	KB Home	64,088
953	Kenneth Cole Productions, Inc., Class A*	11,064
2,117	Kirkland’s, Inc.*	19,603
3,796	Knology, Inc.*	51,739
7,390	Krispy Kreme Doughnuts, Inc.*	67,175
3,309	K-Swiss, Inc., Class A*	17,670
6,554	La-Z-Boy, Inc.*	57,675
5,237	Leapfrog Enterprises, Inc.*	17,282
2,506	Libbey, Inc.*	32,478
5,344	Life Time Fitness, Inc.*	204,889
1,173	Lifetime Brands, Inc.	12,434
3,747	LIN TV Corp., Class A*	11,578
2,854	Lincoln Educational Services Corp.	28,055
5,696	Lions Gate Entertainment Corp.*	39,644
2,788	Lithia Motors, Inc., Class A	52,610
17,834	Live Nation Entertainment, Inc.*	164,964
11,953	Liz Claiborne, Inc.*	62,395
2,377	Luby’s, Inc.*	10,815
2,923	Lumber Liquidators Holdings, Inc.*	44,254
2,364	M/I Homes, Inc.*	19,479
1,503	Mac-Gray Corp.	20,832
2,958	Maidenform Brands, Inc.*	75,192
2,577	Marcus Corp.	25,203
1,290	Marine Products Corp.*	7,185
2,936	MarineMax, Inc.*	19,935
3,439	Martha Stewart Living Omnimedia, Class A*	11,486
3,730	Matthews International Corp., Class A	124,619
7,293	McClatchy Co. (The), Class A*	12,398
1,689	McCormick & Schmick’s Seafood Restaurants, Inc.*	10,539
4,740	MDC Holdings, Inc.	92,714
3,168	MDC Partners, Inc., Class A	50,530
6,506	Men’s Wearhouse, Inc. (The)	188,088
4,592	Meredith Corp.	118,474
3,532	Meritage Homes Corp.*	66,154
5,881	Modine Manufacturing Co.*	67,749
1,126	Monarch Casino & Resort, Inc.*	11,451
3,853	Monro Muffler Brake, Inc.	152,309
2,787	Morgans Hotel Group Co.*	19,147
1,525	Motorcar Parts of America, Inc.*	15,494
2,186	Movado Group, Inc.	30,079
3,399	Multimedia Games Holding Co., Inc.*	16,757
1,119	National American University Holdings, Inc.	9,825
6,968	National CineMedia, Inc.	98,737
3,436	New York & Co., Inc.*	12,026
17,334	New York Times Co. (The), Class A*	141,792
1,384	Nexstar Broadcasting Group, Inc., Class A*	8,442
3,406	Nutrisystem, Inc.	43,563
2,330	O’Charleys, Inc.*	13,095
35,077	Office Depot, Inc.*	91,200
10,864	OfficeMax, Inc.*	68,117
2,644	Orbitz Worldwide, Inc.*	6,716
12,043	Orient-Express Hotels Ltd., Class A*	94,417
1,815	Outdoor Channel Holdings, Inc.*	12,505
1,463	Overstock.com, Inc.*	15,318
1,622	Oxford Industries, Inc.	58,100
2,872	P.F. Chang’s China Bistro, Inc.	86,562
5,994	Pacific Sunwear of California, Inc.*	9,291
2,492	Papa John’s International, Inc.*	74,137
1,620	Peet’s Coffee & Tea, Inc.*	94,365
5,642	Penske Automotive Group, Inc.	102,910
6,654	PEP Boys-Manny Moe & Jack	65,742
1,639	Perry Ellis International, Inc.*	37,664
2,734	PetMed Express, Inc.	27,695
13,447	Pier 1 Imports, Inc.*	143,614
7,825	Pinnacle Entertainment, Inc.*	107,359
6,088	Pool Corp.	157,862
16,397	Quiksilver, Inc.*	68,539
1,086	R.G. Barry Corp.	11,088
1,260	ReachLocal, Inc.*	18,333
1,854	Red Lion Hotels Corp.*	12,959
1,640	Red Robin Gourmet Burgers, Inc.*	51,168
7,300	Regis Corp.	107,821
8,040	Rent-A-Center, Inc.	226,567
1,202	Rentrak Corp.*	17,201
8,226	Ruby Tuesday, Inc.*	68,523
1,893	rue21, inc.*	47,439
4,446	Ruth’s Hospitality Group, Inc.*	23,519
5,608	Ryland Group, Inc.	65,389
456	Saga Communications, Inc., Class A*	14,250
14,574	Saks, Inc.*	141,076
3,357	Scholastic Corp.	93,190
7,353	Scientific Games Corp., Class A*	64,853
6,249	Sealy Corp.*	12,748
7,025	Select Comfort Corp.*	111,557
680	Shiloh Industries, Inc.	6,875
1,157	Shoe Carnival, Inc.*	29,284
6,828	Shuffle Master, Inc.*	60,496
3,765	Shutterfly, Inc.*	202,030
6,373	Sinclair Broadcast Group, Inc., Class A	49,773
5,269	Six Flags Entertainment Corp.	176,775
4,732	Skechers U.S.A., Inc., Class A*	76,327
866	Skyline Corp.	9,457
7,614	Smith & Wesson Holding Corp.*	24,898
5,085	Sonic Automotive, Inc., Class A	70,580
7,810	Sonic Corp.*	72,399
8,536	Sotheby’s	317,625
4,214	Spartan Motors, Inc.	19,300
1,492	Speedway Motorsports, Inc.	19,978
4,564	Stage Stores, Inc.	74,530
2,486	Standard Motor Products, Inc.	32,741
13,424	Standard Pacific Corp.*	34,500
3,471	Stein Mart, Inc.	24,575
1,899	Steiner Leisure Ltd.*	75,751
833	Steinway Musical Instruments, Inc.*	20,717

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4,781	Steven Madden Ltd.*	$172,690
9,956	Stewart Enterprises, Inc., Class A	60,333
3,342	Stoneridge, Inc.*	26,636
1,547	Strayer Education, Inc.	146,424
2,385	Sturm Ruger & Co., Inc.	79,349
1,685	Summer Infant, Inc.*	11,778
2,958	Superior Industries International, Inc.	50,937
820	Syms Corp.*	7,265
1,365	Systemax, Inc.*	18,428
8,834	Talbots, Inc.*	25,972
7,640	Tenneco, Inc.*	250,668
7,952	Texas Roadhouse, Inc.	113,714
5,024	Timberland Co. (The), Class A*	215,731
830	Tower International, Inc.*	11,570
2,589	Town Sports International Holdings, Inc.*	19,443
3,257	True Religion Apparel, Inc.*	99,338
5,447	Tuesday Morning Corp.*	21,734
1,868	U.S. Auto Parts Network, Inc.*	11,806
1,760	Unifi, Inc.*	19,747
1,898	Universal Electronics, Inc.*	36,935
2,697	Universal Technical Institute, Inc.*	39,268
4,550	Vail Resorts, Inc.	183,956
6,209	Valassis Communications, Inc.*	156,901
170	Value Line, Inc.	2,076
5,171	ValueVision Media, Inc., Class A*	19,598
2,503	Vera Bradley, Inc.*	87,855
3,136	Vitamin Shoppe, Inc.*	138,925
5,560	Warnaco Group, Inc. (The)*	296,626
1,870	West Marine, Inc.*	17,671
637	Westwood One, Inc.*	3,599
11,438	Wet Seal, Inc. (The), Class A*	57,648
905	Weyco Group, Inc.	20,589
285	Winmark Corp.	13,375
3,680	Winnebago Industries, Inc.*	28,888
6,272	Wolverine World Wide, Inc.	228,364
3,444	World Wrestling Entertainment, Inc., Class A	32,994
2,802	Zagg, Inc.*	42,114
4,061	Zale Corp.*	16,569
2,684	Zumiez, Inc.*	49,627
		18,275,912
	Consumer Staples - 2.4%

447	Alico, Inc.	9,494
11,005	Alliance One International, Inc.*	35,106
2,350	Andersons, Inc. (The)	94,493
144	Arden Group, Inc., Class A	11,743
6,053	B&G Foods, Inc.	110,225
1,038	Boston Beer Co., Inc., Class A*	84,151
1,496	Calavo Growers, Inc.	29,920
1,791	Cal-Maine Foods, Inc.	58,154
4,796	Casey’s General Stores, Inc.	215,820
9,190	Central European Distribution Corp.*	64,698
5,985	Central Garden and Pet Co., Class A*	47,102
5,739	Chiquita Brands International, Inc.*	59,169
578	Coca-Cola Bottling Co. Consolidated	32,368
1,315	Craft Brewers Alliance, Inc.*	7,864
14,785	Darling International, Inc.*	249,127
2,782	Diamond Foods, Inc.	219,389
4,533	Dole Food Co., Inc.*	51,087
3,089	Elizabeth Arden, Inc.*	99,528
856	Farmer Bros Co.	4,853
2,334	Female Health Co. (The)	10,060
4,613	Fresh Del Monte Produce, Inc.	111,358
3,554	Fresh Market, Inc. (The)*	137,220
315	Griffin Land & Nurseries, Inc.	8,363
4,525	Hain Celestial Group, Inc. (The)*	143,126
1,143	Harbinger Group, Inc.*	5,235
11,676	Heckmann Corp.*	67,604
1,547	Imperial Sugar Co.	13,861
1,592	Ingles Markets, Inc., Class A	24,405
2,035	Inter Parfums, Inc.	33,700
1,806	J&J Snack Foods Corp.	91,402
2,365	Lancaster Colony Corp.	143,366
580	Lifeway Foods, Inc.*	6,084
988	Limoneira Co.	17,339
1,741	Medifast, Inc.*	28,570
1,519	MGP Ingredients, Inc.	9,311
1,530	Nash Finch Co.	48,654
1,414	National Beverage Corp.	23,317
1,411	Nature’s Sunshine Products, Inc.*	24,283
6,924	Nu Skin Enterprises, Inc., Class A	292,816
1,162	Nutraceutical International Corp.*	16,210
630	Oil-Dri Corp. of America	12,184
2,446	Omega Protein Corp.*	29,548
2,905	Pantry, Inc. (The)*	36,312
6,396	Pilgrim’s Pride Corp.*	22,258
6,354	Prestige Brands Holdings, Inc.*	68,433
2,248	Pricesmart, Inc.	147,154
1,855	Primo Water Corp.*	13,115
1,371	Revlon, Inc., Class A*	18,275
74,474	Rite Aid Corp.*	81,921
6,209	Ruddick Corp.	253,886
2,798	Sanderson Farms, Inc.	109,682
1,542	Schiff Nutrition International, Inc.	15,852
1,167	Seneca Foods Corp., Class A*	27,319
7,518	Smart Balance, Inc.*	37,966
5,970	Snyder’s-Lance, Inc.	132,952
2,854	Spartan Stores, Inc.	46,064
2,111	Spectrum Brands Holdings, Inc.*	56,533
13,529	Star Scientific, Inc.*	31,793
1,016	Susser Holdings Corp.*	21,438
2,187	Synutra International, Inc.*	13,384
3,005	Tootsie Roll Industries, Inc.	76,147
4,487	TreeHouse Foods, Inc.*	245,798
6,112	United Natural Foods, Inc.*	248,575
2,927	Universal Corp.	119,129
860	USANA Health Sciences, Inc.*	22,136
5,791	Vector Group Ltd.	108,176
790	Village Super Market, Inc., Class A	19,774
2,137	WD-40 Co.	87,916
1,390	Weis Markets, Inc.	54,349
7,054	Winn-Dixie Stores, Inc.*	54,386
		4,953,030
	Energy - 4.8%

10,398	Abraxas Petroleum Corp.*	38,369
1,433	Alon USA Energy, Inc.	13,313
2,229	Amyris, Inc.*	44,736
1,153	Apco Oil and Gas International, Inc.	91,248
2,834	Approach Resources, Inc.*	52,599
5,626	ATP Oil & Gas Corp.*	75,782
3,045	Basic Energy Services, Inc.*	66,564
6,513	Berry Petroleum Co., Class A	319,332
5,964	Bill Barrett Corp.*	285,974
12,902	BPZ Resources, Inc.*	47,350

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4,590	Bristow Group, Inc.	$201,868
12,056	Cal Dive International, Inc.*	35,083
4,943	Callon Petroleum Co.*	28,422
7,413	CAMAC Energy, Inc.*	6,153
4,920	Carrizo Oil & Gas, Inc.*	147,698
10,464	Cheniere Energy, Inc.*	81,096
745	Clayton Williams Energy, Inc.*	42,271
6,263	Clean Energy Fuels Corp.*	82,484
7,703	Cloud Peak Energy, Inc.*	154,060
9,974	Complete Production Services, Inc.*	289,844
6,018	Comstock Resources, Inc.*	122,466
1,542	Contango Oil & Gas Co.*	93,492
2,758	Crimson Exploration, Inc.*	7,116
5,130	Crosstex Energy, Inc.	59,970
11,094	CVR Energy, Inc.*	315,846
1,001	Dawson Geophysical Co.*	35,075
1,796	Delek U.S. Holdings, Inc.	26,599
8,144	DHT Holdings, Inc.	24,269
4,343	Dril-Quip, Inc.*	280,992
4,692	Endeavour International Corp.*	46,263
3,657	Energy Partners Ltd.*	48,711
9,517	Energy XXI Bermuda Ltd.*	255,151
2,030	Evolution Petroleum Corp.*	12,769
8,078	Exterran Holdings, Inc.*	95,644
6,513	Frontline Ltd.	50,736
6,611	FX Energy, Inc.*	41,319
7,336	Gastar Exploration Ltd.*	30,444
14,664	General Maritime Corp.	6,012
1,349	Geokinetics, Inc.*	6,151
2,535	GeoResources, Inc.*	59,066
751	Gevo, Inc.*	8,013
2,289	Global Geophysical Services, Inc.*	27,628
12,792	Global Industries Ltd.*	56,413
7,578	GMX Resources, Inc.*	21,900
5,040	Golar LNG Ltd.	166,270
3,275	Goodrich Petroleum Corp.*	52,466
2,619	Green Plains Renewable Energy, Inc.*	27,657
1,813	Gulf Island Fabrication, Inc.	44,600
3,001	GulfMark Offshore, Inc., Class A*	118,570
5,277	Gulfport Energy Corp.*	152,505
565	Hallador Energy Co.	4,831
4,293	Harvest Natural Resources, Inc.*	48,597
13,397	Helix Energy Solutions Group, Inc.*	226,275
14,554	Hercules Offshore, Inc.*	61,418
2,887	Hornbeck Offshore Services, Inc.*	70,385
2,088	Houston American Energy Corp.	35,935
19,658	Hyperdynamics Corp.*	88,068
16,602	ION Geophysical Corp.*	117,376
135	Isramco, Inc.*	8,776
4,489	James River Coal Co.*	48,571
15,767	Key Energy Services, Inc.*	226,887
2,778	Knightsbridge Tankers Ltd.	49,837
26,447	Kodiak Oil & Gas Corp.*	158,682
2,818	L&L Energy, Inc.*	9,863
3,849	Lufkin Industries, Inc.	239,523
14,073	Magnum Hunter Resources Corp.*	63,188
3,341	Matrix Service Co.*	36,317
12,413	McMoRan Exploration Co.*	159,755
3,925	Miller Energy Resources, Inc.*	14,052
1,519	Mitcham Industries, Inc.*	25,534
1,544	Natural Gas Services Group, Inc.*	20,057
11,423	Newpark Resources, Inc.*	94,582
5,968	Nordic American Tankers Ltd.	107,126
7,979	Northern Oil and Gas, Inc.*	162,931
7,522	Oasis Petroleum, Inc.*	200,085
3,365	Overseas Shipholding Group, Inc.	59,998
549	OYO Geospace Corp.*	40,461
889	Panhandle Oil and Gas, Inc., Class A	25,239
14,744	Parker Drilling Co.*	83,893
11,536	Patriot Coal Corp.*	169,925
5,771	Penn Virginia Corp.	47,091
2,969	Petroleum Development Corp.*	70,692
7,080	Petroquest Energy, Inc.*	53,808
1,649	PHI, Inc. (Non-Voting)*	37,350
7,787	Pioneer Drilling Co.*	98,428
28,163	Rentech, Inc.*	28,163
5,833	Resolute Energy Corp.*	78,687
859	REX American Resources Corp.*	14,208
4,408	Rex Energy Corp.*	54,174
739	RigNet, Inc.*	11,358
6,697	Rosetta Resources, Inc.*	307,727
3,141	Scorpio Tankers, Inc.*	21,547
5,245	SemGroup Corp., Class A*	120,268
5,689	Ship Finance International Ltd.	90,455
1,386	Solazyme, Inc.*	19,418
6,193	Stone Energy Corp.*	163,557
5,361	Swift Energy Co.*	165,387
11,157	Syntroleum Corp.*	13,388
2,076	Targa Resources Corp.	61,948
5,356	Teekay Tankers Ltd., Class A	34,814
3,813	Tesco Corp.*	63,677
9,708	Tetra Technologies, Inc.*	99,507
5,427	Triangle Petroleum Corp.*	29,686
1,913	Union Drilling, Inc.*	16,318
8,159	Uranerz Energy Corp.*	19,418
9,010	Uranium Energy Corp.*	31,625
11,802	Uranium Resources, Inc.*	13,808
13,078	Ur-Energy, Inc.*	16,609
14,666	USEC, Inc.*	31,972
6,463	Vaalco Energy, Inc.*	41,169
22,072	Vantage Drilling Co.*	33,770
3,736	Venoco, Inc.*	43,263
5,936	Voyager Oil & Gas, Inc.*	16,443
4,404	W&T Offshore, Inc.	93,013
9,025	Warren Resources, Inc.*	30,505
6,668	Western Refining, Inc.*	116,290
1,250	Westmoreland Coal Co.*	12,938
4,937	Willbros Group, Inc.*	31,745
8,948	World Fuel Services Corp.	332,329
3,838	Zion Oil & Gas, Inc.*	10,823
		9,633,902
	Financials - 14.8%

1,923	1st Source Corp.	43,748
3,441	1st United Bancorp, Inc./FL*	18,409
2,557	Abington Bancorp, Inc.	22,374
5,096	Acadia Realty Trust (REIT)	107,424
6,962	Advance America Cash Advance Centers, Inc.	58,202
1,246	Agree Realty Corp. (REIT)	27,848
259	Alexander’s, Inc. (REIT)	112,121
600	Alliance Financial Corp./NY	18,180
11,466	Alterra Capital Holdings Ltd.	233,906
4,071	American Assets Trust, Inc. (REIT)	81,909
8,582	American Campus Communities, Inc. (REIT)	334,784
7,519	American Equity Investment Life Holding Co.	75,942

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,320	American Safety Insurance Holdings Ltd.*	$25,027
3,003	Ameris Bancorp*	27,628
2,325	AMERISAFE, Inc.*	45,872
1,048	Ames National Corp.	17,533
3,045	AmTrust Financial Services, Inc.	73,659
15,990	Anworth Mortgage Asset Corp. (REIT)	114,968
2,598	Apollo Commercial Real Estate Finance, Inc. (REIT)	39,048
24,758	Apollo Investment Corp.	225,050
3,468	Argo Group International Holdings Ltd.	95,405
813	Arlington Asset Investment Corp., Class A	20,975
9,676	ARMOUR Residential REIT, Inc. (REIT)	72,473
1,244	Arrow Financial Corp.	29,495
3,953	Artio Global Investors, Inc.	35,933
6,595	Ashford Hospitality Trust, Inc. (REIT)	53,420
5,238	Associated Estates Realty Corp. (REIT)	92,713
10,990	Astoria Financial Corp.	112,208
1,128	Avatar Holdings, Inc.*	11,528
1,057	Baldwin & Lyons, Inc., Class B	24,068
850	Bancfirst Corp.	30,362
3,516	Banco Latinoamericano de Comercio Exterior S.A., Class E	58,752
470	Bancorp Rhode Island, Inc.	20,285
3,696	Bancorp, Inc. (The)/DE*	28,829
10,550	BancorpSouth, Inc.	119,110
5,812	Bank Mutual Corp.	18,482
728	Bank of Kentucky Financial Corp.	16,438
672	Bank of Marin Bancorp	23,930
3,548	Bank of the Ozarks, Inc.	80,611
2,663	BankFinancial Corp.	20,585
2,089	Banner Corp.	32,296
4,202	Beneficial Mutual Bancorp, Inc.*	32,944
2,620	Berkshire Hills Bancorp, Inc.	56,435
9,552	BGC Partners, Inc., Class A	62,757
16,586	BioMed Realty Trust, Inc. (REIT)	303,358
9,227	BlackRock Kelso Capital Corp.	80,921
1,118	BofI Holding, Inc.*	15,853
9,730	Boston Private Financial Holdings, Inc.	60,618
851	Bridge Bancorp, Inc.	16,722
1,156	Bridge Capital Holdings*	11,676
7,465	Brookline Bancorp, Inc.	62,855
1,370	Bryn Mawr Bank Corp.	26,044
2,397	Calamos Asset Management, Inc., Class A	28,261
257	California First National Bancorp	4,415
970	Camden National Corp.	27,276
3,866	Campus Crest Communities, Inc. (REIT)	45,696
1,450	Cape Bancorp, Inc.*	11,890
1,767	Capital Bank Corp.*	4,930
1,444	Capital City Bank Group, Inc.	14,685
370	Capital Southwest Corp.	32,971
8,600	CapLease, Inc. (REIT)	34,314
10,665	Capstead Mortgage Corp. (REIT)	141,951
3,656	Cardinal Financial Corp.	35,902
758	Cascade Bancorp*	7,580
3,715	Cash America International, Inc.	207,594
9,937	Cathay General Bancorp	127,392
18,749	CBL & Associates Properties, Inc. (REIT)	275,798
7,085	Cedar Shopping Centers, Inc. (REIT)	26,073
1,527	Center Bancorp, Inc.	14,644
4,504	Center Financial Corp.*	24,862
3,796	CenterState Banks, Inc.	22,624
1,941	Central Pacific Financial Corp.*	23,661
435	Century Bancorp, Inc./MA, Class A	11,619
859	Charter Financial Corp./GA	7,740
1,747	Chatham Lodging Trust (REIT)	17,575
3,469	Chemical Financial Corp.	59,979
4,064	Chesapeake Lodging Trust (REIT)	52,100
1,497	CIFC Corp.*	7,440
1,539	Citizens & Northern Corp.	25,101
4,791	Citizens, Inc./TX*	32,531
1,926	City Holding Co.	58,493
1,080	Clifton Savings Bancorp, Inc.	10,811
1,553	CNB Financial Corp./PA	21,059
28,024	CNO Financial Group, Inc.*	180,194
4,110	CoBiz Financial, Inc.	23,468
5,632	Cogdell Spencer, Inc. (REIT)	24,049
2,245	Cohen & Steers, Inc.	86,837
10,549	Colonial Properties Trust (REIT)	221,740
4,159	Colony Financial, Inc. (REIT)	64,173
4,989	Columbia Banking System, Inc.	81,570
4,649	Community Bank System, Inc.	116,364
1,750	Community Trust Bancorp, Inc.	44,188
5,102	Compass Diversified Holdings	69,999
530	Consolidated-Tomoka Land Co.	14,872
2,510	Coresite Realty Corp. (REIT)	40,411
11,524	Cousins Properties, Inc. (REIT)	83,203
8,450	Cowen Group, Inc., Class A*	29,406
3,257	Crawford & Co., Class B	23,353
844	Credit Acceptance Corp.*	58,354
7,223	CreXus Investment Corp. (REIT)	67,535
11,287	CVB Financial Corp.	98,423
10,434	Cypress Sharpridge Investments, Inc. (REIT)*	139,294
31,045	DCT Industrial Trust, Inc. (REIT)	140,013
6,099	Delphi Financial Group, Inc., Class A	147,474
5,491	DFC Global Corp.*	121,186
324	Diamond Hill Investment Group, Inc.	23,681
21,151	DiamondRock Hospitality Co. (REIT)	163,709
3,933	Dime Community Bancshares, Inc.	47,432
978	Donegal Group, Inc., Class A	11,902
16,086	Doral Financial Corp.*	26,220
3,838	Duff & Phelps Corp., Class A	43,561
7,433	DuPont Fabros Technology, Inc. (REIT)	172,074
5,096	Dynex Capital, Inc. (REIT)	46,781
2,118	Eagle Bancorp, Inc.*	26,242
3,418	EastGroup Properties, Inc. (REIT)	138,121
2,560	Edelman Financial Group, Inc.	17,792
9,127	Education Realty Trust, Inc. (REIT)	82,143
2,703	eHealth, Inc.*	34,436
581	EMC Insurance Group, Inc.	10,458
4,873	Employers Holdings, Inc.	59,597
1,067	Encore Bancshares, Inc.*	11,833
2,038	Encore Capital Group, Inc.*	48,239
871	Enstar Group Ltd.*	89,678
736	Enterprise Bancorp, Inc./MA	10,275

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,010	Enterprise Financial Services Corp.	$29,748
5,894	Entertainment Properties Trust (REIT)	248,314
1,865	Epoch Holding Corp.	27,751
3,889	Equity Lifestyle Properties, Inc. (REIT)	268,030
6,780	Equity One, Inc. (REIT)	122,108
1,575	ESB Financial Corp.	19,121
1,432	ESSA Bancorp, Inc.	16,210
2,655	Evercore Partners, Inc., Class A	69,641
3,911	Excel Trust, Inc. (REIT)	42,121
11,864	Extra Space Storage, Inc. (REIT)	255,076
5,930	EZCORP, Inc., Class A*	198,952
1,621	FBL Financial Group, Inc., Class A	47,285
6,385	FBR & Co.*	16,282
1,243	Federal Agricultural Mortgage Corp., Class C	24,959
15,730	FelCor Lodging Trust, Inc. (REIT)*	53,954
9,139	Fifth Street Finance Corp.	90,567
4,840	Financial Engines, Inc.*	107,835
1,743	Financial Institutions, Inc.	27,470
13,291	First American Financial Corp.	202,688
1,109	First Bancorp, Inc./ME	14,838
1,908	First Bancorp/NC	18,603
9,739	First Busey Corp.	47,429
3,957	First Cash Financial Services, Inc.*	184,831
13,257	First Commonwealth Financial Corp.	59,657
2,008	First Community Bancshares, Inc./VA	23,855
1,229	First Defiance Financial Corp.*	16,739
7,361	First Financial Bancorp	117,555
3,973	First Financial Bankshares, Inc.	117,641
1,408	First Financial Corp./IN	43,507
2,089	First Financial Holdings, Inc.	13,161
10,944	First Industrial Realty Trust, Inc. (REIT)*	103,311
1,992	First Interstate BancSystem, Inc.	24,282
6,968	First Marblehead Corp. (The)*	9,755
3,242	First Merchants Corp.	24,607
9,419	First Midwest Bancorp, Inc./IL	82,699
965	First of Long Island Corp. (The)	22,967
1,280	First Pactrust Bancorp, Inc.	15,194
6,323	First Potomac Realty Trust (REIT)	81,883
13,805	FirstMerit Corp.	172,010
24,708	Flagstar Bancorp, Inc.*	15,072
6,622	Flagstone Reinsurance Holdings S.A.	47,016
3,966	Flushing Financial Corp.	45,530
16,038	FNB Corp./PA	143,861
4,476	Forestar Group, Inc.*	56,353
739	Fortegra Financial Corp.*	3,806
1,839	Fox Chase Bancorp, Inc.	23,741
1,054	FPIC Insurance Group, Inc.*	44,184
1,755	Franklin Financial Corp./VA*	20,288
8,922	Franklin Street Properties Corp. (REIT)	116,343
2,189	FXCM, Inc., Class A	25,589
942	Gain Capital Holdings, Inc.*	5,416
858	GAMCO Investors, Inc., Class A	41,888
1,591	German American Bancorp, Inc.	25,074
3,262	Getty Realty Corp. (REIT)	62,011
8,929	GFI Group, Inc.	39,020
9,088	Glacier Bancorp, Inc.	104,603
2,659	Gladstone Capital Corp.	21,511
1,383	Gladstone Commercial Corp. (REIT)	22,875
2,790	Gladstone Investment Corp.	19,056
9,956	Gleacher & Co., Inc.*	12,843
13,542	Glimcher Realty Trust (REIT)	115,242
1,710	Global Indemnity plc*	31,635
1,295	Golub Capital BDC, Inc.	19,360
4,473	Government Properties Income Trust (REIT)	104,758
1,284	Great Southern Bancorp, Inc.	22,663
3,542	Greenlight Capital Re Ltd., Class A*	79,447
1,526	Hallmark Financial Services*	10,590
1,240	Hampton Roads Bankshares, Inc.*	9,746
9,643	Hancock Holding Co.	301,151
19,115	Hanmi Financial Corp.*	18,542
1,541	Harleysville Group, Inc.	44,180
3,918	Harris & Harris Group, Inc.*	16,260
9,446	Hatteras Financial Corp. (REIT)	260,804
9,835	Healthcare Realty Trust, Inc. (REIT)	172,014
1,683	Heartland Financial USA, Inc.	25,312
5,535	Hercules Technology Growth Capital, Inc.	52,583
2,635	Heritage Commerce Corp.*	11,251
1,978	Heritage Financial Corp./WA	23,083
17,788	Hersha Hospitality Trust (REIT)	65,993
3,669	HFF, Inc., Class A*	43,368
9,114	Highwoods Properties, Inc. (REIT)	298,575
5,033	Hilltop Holdings, Inc.*	39,207
2,834	Home Bancshares, Inc./AR	66,542
2,093	Home Federal Bancorp, Inc./ID	21,307
4,937	Home Properties, Inc. (REIT)	330,137
5,040	Horace Mann Educators Corp.	67,133
2,787	Hudson Pacific Properties, Inc. (REIT)	38,823
1,793	Hudson Valley Holding Corp.	34,784
3,732	Iberiabank Corp.	179,658
4,686	ICG Group, Inc.*	48,008
2,224	Imperial Holdings, Inc.*	16,502
930	Independence Holding Co.	7,700
2,709	Independent Bank Corp./MA	64,610
1,567	Infinity Property & Casualty Corp.	79,995
9,744	Inland Real Estate Corp. (REIT)	79,024
6,699	International Bancshares Corp.	104,839
1,677	INTL FCStone, Inc.*	39,041
14,581	Invesco Mortgage Capital, Inc. (REIT)	257,209
5,213	Investment Technology Group, Inc.*	59,324
5,849	Investors Bancorp, Inc.*	84,138
10,144	Investors Real Estate Trust (REIT)	78,920
11,686	iStar Financial, Inc. (REIT)*	84,022
1,914	JMP Group, Inc.	12,996
540	Kansas City Life Insurance Co.	16,610
4,566	KBW, Inc.	66,801
1,684	Kearny Financial Corp.	14,718
3,006	Kennedy-Wilson Holdings, Inc.	34,900
7,387	Kilroy Realty Corp. (REIT)	263,938
7,036	Kite Realty Group Trust (REIT)	30,184
12,683	Knight Capital Group, Inc., Class A*	163,738
2,415	Kohlberg Capital Corp.	15,722
13,451	Ladenburg Thalmann Financial Services, Inc.*	20,849

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,739	Lakeland Bancorp, Inc.	$23,117
2,047	Lakeland Financial Corp.	44,584
10,752	LaSalle Hotel Properties (REIT)	202,138
15,130	Lexington Realty Trust (REIT)	111,659
3,833	LTC Properties, Inc. (REIT)	103,453
6,388	Maiden Holdings Ltd.	54,426
2,542	Main Street Capital Corp.	47,612
2,545	MainSource Financial Group, Inc.	22,625
3,626	MarketAxess Holdings, Inc.	106,894
1,094	Marlin Business Services Corp.*	12,701
6,878	MB Financial, Inc.	112,111
9,738	MCG Capital Corp.	46,158
6,732	Meadowbrook Insurance Group, Inc.	63,146
1,859	Medallion Financial Corp.	18,274
14,118	Medical Properties Trust, Inc. (REIT)	150,921
1,405	Medley Capital Corp.	14,879
608	Merchants Bancshares, Inc.	16,556
1,110	Meridian Interstate Bancorp, Inc.*	14,141
1,751	Metro Bancorp, Inc.*	17,580
20,705	MF Global Holdings Ltd.*	113,670
44,995	MFA Financial, Inc. (REIT)	337,013
23,715	MGIC Investment Corp.*	61,659
4,638	Mid-America Apartment Communities, Inc. (REIT)	331,524
966	MidSouth Bancorp, Inc.	11,099
2,238	Mission West Properties, Inc. (REIT)	17,501
4,475	Monmouth Real Estate Investment Corp., Class A (REIT)	36,337
7,881	Montpelier Re Holdings Ltd.	135,396
6,198	MPG Office Trust, Inc. (REIT)*	17,230
3,032	MVC Capital, Inc.	35,656
4,802	Nara Bancorp, Inc.*	34,094
877	National Bankshares, Inc.	22,723
5,570	National Financial Partners Corp.*	71,185
3,081	National Health Investors, Inc. (REIT)	140,802
870	National Interstate Corp.	19,914
15,636	National Penn Bancshares, Inc.	113,361
10,743	National Retail Properties, Inc. (REIT)	292,854
278	National Western Life Insurance Co., Class A	41,975
1,471	Navigators Group, Inc. (The)*	65,857
4,352	NBT Bancorp, Inc.	88,433
3,259	Nelnet, Inc., Class A	62,573
3,757	Netspend Holdings, Inc.*	22,241
919	New Mountain Finance Corp.	11,662
10,018	Newcastle Investment Corp. (REIT)	55,400
3,448	NewStar Financial, Inc.*	35,411
2,733	NGP Capital Resources Co.	19,432
1,228	Nicholas Financial, Inc.*	13,631
2,154	Northfield Bancorp, Inc.	29,057
12,114	NorthStar Realty Finance Corp. (REIT)	46,275
13,407	Northwest Bancshares, Inc.	159,811
1,853	OceanFirst Financial Corp.	22,051
9,413	Ocwen Financial Corp.*	129,899
11,972	Old National Bancorp/IN	117,445
12,841	Omega Healthcare Investors, Inc. (REIT)	233,064
1,496	OmniAmerican Bancorp, Inc.*	21,363
1,402	One Liberty Properties, Inc. (REIT)	21,871
2,804	OneBeacon Insurance Group Ltd., Class A	39,032
1,304	Oppenheimer Holdings Inc., Class A	25,884
5,375	optionsXpress Holdings, Inc.	67,725
5,721	Oriental Financial Group, Inc.	63,274
7,102	Oritani Financial Corp.	93,391
883	Orrstown Financial Services, Inc.	12,627
520	Pacific Capital Bancorp NA*	14,232
2,329	Pacific Continental Corp.	19,191
3,823	PacWest Bancorp	61,359
1,631	Park National Corp.	89,705
3,617	Park Sterling Corp.*	14,902
2,775	Parkway Properties, Inc./MD (REIT)	37,685
6,431	Pebblebrook Hotel Trust (REIT)	103,346
5,760	PennantPark Investment Corp.	58,982
485	Penns Woods Bancorp, Inc.	17,101
7,032	Pennsylvania Real Estate Investment Trust (REIT)	72,500
3,508	PennyMac Mortgage Investment Trust (REIT)	59,776
1,335	Peoples Bancorp, Inc./OH	14,244
7,109	PHH Corp.*	134,858
14,697	Phoenix Cos., Inc. (The)*	28,218
2,869	Pico Holdings, Inc.*	67,479
4,314	Pinnacle Financial Partners, Inc.*	54,702
1,998	Piper Jaffray Cos.*	47,612
4,710	Platinum Underwriters Holdings Ltd.	148,365
19,252	PMI Group, Inc. (The)*	5,006
2,162	Portfolio Recovery Associates, Inc.*	158,107
6,298	Post Properties, Inc. (REIT)	263,256
5,073	Potlatch Corp. (REIT)	170,250
2,739	Presidential Life Corp.	26,267
4,297	Primerica, Inc.	89,507
3,183	Primus Guaranty Ltd.*	17,793
7,586	PrivateBancorp, Inc.	67,364
3,864	ProAssurance Corp.*	280,372
13,860	Prospect Capital Corp.	121,691
5,925	Prosperity Bancshares, Inc.	224,261
7,640	Provident Financial Services, Inc.	95,958
4,806	Provident New York Bancorp	30,951
2,352	PS Business Parks, Inc. (REIT)	128,584
1,102	Pzena Investment Management, Inc., Class A	5,113
16,822	Radian Group, Inc.	56,017
4,806	RAIT Financial Trust (REIT)	18,695
4,868	Ramco-Gershenson Properties Trust (REIT)	50,384
9,926	Redwood Trust, Inc. (REIT)	124,671
3,166	Renasant Corp.	43,817
1,251	Republic Bancorp, Inc./KY, Class A	22,268
9,000	Resource Capital Corp. (REIT)	48,780
5,317	Retail Opportunity Investments Corp. (REIT)	59,497
2,304	RLI Corp.	145,659
3,479	RLJ Lodging Trust (REIT)	46,132
3,729	Rockville Financial, Inc.	35,836
949	Roma Financial Corp.	8,380
3,545	S&T Bancorp, Inc.	65,760
1,523	S.Y. Bancorp, Inc.	30,460
4,659	Sabra Health Care REIT, Inc. (REIT)	54,440
2,613	Safeguard Scientifics, Inc.*	41,913

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,594	Safety Insurance Group, Inc.	$62,166
3,044	Sandy Spring Bancorp, Inc.	49,769
928	Saul Centers, Inc. (REIT)	32,833
1,766	SCBT Financial Corp.	49,536
2,528	SeaBright Holdings, Inc.	15,952
9,158	Seacoast Banking Corp. of Florida*	15,477
6,826	Selective Insurance Group, Inc.	103,823
1,502	Sierra Bancorp	15,801
5,822	Signature Bank/NY*	323,761
2,190	Simmons First National Corp., Class A	50,414
4,610	Solar Capital Ltd.	106,583
980	Solar Senior Capital Ltd.	16,356
2,078	Southside Bancshares, Inc.	41,311
2,457	Southwest Bancorp, Inc./OK*	12,531
3,499	Sovran Self Storage, Inc. (REIT)	142,199
2,006	STAG Industrial, Inc. (REIT)	21,585
11,779	Starwood Property Trust, Inc. (REIT)	217,912
1,850	State Auto Financial Corp.	26,048
1,912	State Bancorp, Inc./NY	22,198
3,995	State Bank Financial Corp.*	56,609
2,904	StellarOne Corp.	34,151
3,908	Sterling Bancorp/NY	33,531
3,389	Sterling Financial Corp./WA*	47,615
2,298	Stewart Information Services Corp.	21,900
6,789	Stifel Financial Corp.*	204,213
22,089	Strategic Hotels & Resorts, Inc. (REIT)*	105,585
1,227	Suffolk Bancorp	10,061
3,448	Summit Hotel Properties, Inc. (REIT)	28,549
4,752	Sun Bancorp, Inc./NJ*	13,971
2,684	Sun Communities, Inc. (REIT)	103,441
14,935	Sunstone Hotel Investors, Inc. (REIT)*	90,207
16,425	Susquehanna Bancshares, Inc.	110,212
5,420	SVB Financial Group*	249,754
3,683	SWS Group, Inc.	15,911
8,538	Symetra Financial Corp.	91,527
10,857	Tanger Factory Outlet Centers (REIT)	305,407
1,371	Taylor Capital Group, Inc.*	8,911
1,798	Tejon Ranch Co.*	48,888
1,174	Terreno Realty Corp. (REIT)	17,739
1,514	Territorial Bancorp, Inc.	30,704
4,704	Texas Capital Bancshares, Inc.*	120,752
1,170	THL Credit, Inc.	13,748
4,076	TICC Capital Corp.	38,926
1,027	Tompkins Financial Corp.	39,899
1,325	Tower Bancorp, Inc.	31,668
4,659	Tower Group, Inc.	111,863
3,077	TowneBank/VA	36,216
2,796	Triangle Capital Corp.	46,833
1,776	Trico Bancshares	24,029
11,753	TrustCo Bank Corp NY	54,887
8,087	Trustmark Corp.	173,871
17,765	Two Harbors Investment Corp. (REIT)	170,011
4,045	UMB Financial Corp.	156,865
1,455	UMH Properties, Inc. (REIT)	13,444
14,488	Umpqua Holdings Corp.	141,548
2,560	Union First Market Bankshares Corp.	28,134
6,343	United Bankshares, Inc.	142,527
5,253	United Community Banks, Inc./GA*	54,369
2,035	United Financial Bancorp, Inc.	31,380
2,721	United Fire & Casualty Co.	49,277
1,500	Universal Health Realty Income Trust (REIT)	56,130
2,369	Universal Insurance Holdings, Inc.	10,187
2,119	Univest Corp. of Pennsylvania	29,899
2,911	Urstadt Biddle Properties, Inc., Class A (REIT)	48,934
12,567	U-Store-It Trust (REIT)	134,970
4,403	ViewPoint Financial Group	52,880
2,959	Virginia Commerce Bancorp, Inc.*	17,310
693	Virtus Investment Partners, Inc.*	42,488
1,358	Walker & Dunlop, Inc.*	15,753
3,261	Walter Investment Management Corp.	81,036
1,938	Washington Banking Co.	21,512
8,333	Washington Real Estate Investment Trust (REIT)	257,823
1,801	Washington Trust Bancorp, Inc.	38,884
9,104	Webster Financial Corp.	164,782
2,920	WesBanco, Inc.	56,590
1,966	West Bancorp., Inc.	17,340
2,437	West Coast Bancorp/OR*	36,068
3,649	Westamerica Bancorp.	154,754
8,762	Western Alliance Bancorp.*	53,361
3,544	Westfield Financial, Inc.	26,651
788	Westwood Holdings Group, Inc.	27,312
949	Whitestone REIT, Class B (REIT)	10,932
7,775	Wilshire Bancorp, Inc.*	23,947
3,625	Winthrop Realty Trust (REIT)	37,048
4,418	Wintrust Financial Corp.	139,520
1,901	World Acceptance Corp.*	123,850
811	WSFS Financial Corp.	28,385
		30,095,169
	Health Care - 8.5%

2,846	Abaxis, Inc.*	70,780
4,003	Abiomed, Inc.*	49,797
5,056	Accretive Health, Inc.*	135,703
8,641	Accuray, Inc.*	42,687
5,994	Achillion Pharmaceuticals, Inc.*	36,863
4,987	Acorda Therapeutics, Inc.*	129,911
1,360	Acura Pharmaceuticals, Inc.*	4,189
1,155	Aegerion Pharmaceuticals, Inc.*	16,771
4,471	Affymax, Inc.*	20,969
8,910	Affymetrix, Inc.*	49,896
1,431	Air Methods Corp.*	95,233
7,085	Akorn, Inc.*	56,963
2,781	Albany Molecular Research, Inc.*	9,706
7,749	Align Technology, Inc.*	148,006
1,418	Alimera Sciences, Inc.*	10,153
12,049	Alkermes, Inc.*	208,930
3,093	Alliance HealthCare Services, Inc.*	4,918
9,956	Allos Therapeutics, Inc.*	16,826
1,039	Almost Family, Inc.*	20,541
4,652	Alnylam Pharmaceuticals, Inc.*	32,471
6,814	Alphatec Holdings, Inc.*	17,239
2,674	AMAG Pharmaceuticals, Inc.*	37,757
3,725	Amedisys, Inc.*	63,213
1,950	American Dental Partners, Inc.*	21,411
1,993	Amicus Therapeutics, Inc.*	9,148
5,002	AMN Healthcare Services, Inc.*	27,561
2,505	Ampio Pharmaceuticals, Inc.*	19,589
3,950	Amsurg Corp.*	89,388

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,374	Anacor Pharmaceuticals, Inc.*	$6,650
1,586	Analogic Corp.	78,539
3,156	AngioDynamics, Inc.*	45,446
11,081	Antares Pharma, Inc.*	27,038
2,660	Anthera Pharmaceuticals, Inc.*	14,923
2,120	Ardea Biosciences, Inc.*	34,408
18,437	Arena Pharmaceuticals, Inc.*	23,968
16,680	Ariad Pharmaceuticals, Inc.*	164,131
6,745	Arqule, Inc.*	29,408
7,206	Array Biopharma, Inc.*	15,349
3,451	ArthroCare Corp.*	111,916
2,469	Assisted Living Concepts, Inc., Class A	33,159
4,407	athenahealth, Inc.*	255,606
1,775	AtriCure, Inc.*	18,211
199	Atrion Corp.	42,765
6,046	Auxilium Pharmaceuticals, Inc.*	102,842
15,682	AVANIR Pharmaceuticals, Inc., Class A*	44,537
3,959	AVEO Pharmaceuticals, Inc.*	67,224
17,131	AVI BioPharma, Inc.*	21,242
2,820	Bacterin International Holdings, Inc.*	5,443
970	BG Medicine, Inc.*	5,859
3,653	BioCryst Pharmaceuticals, Inc.*	12,055
3,632	Biolase Technology, Inc.*	12,202
2,426	BioMimetic Therapeutics, Inc.*	8,079
3,104	Bio-Reference Labs, Inc.*	62,825
13,846	BioSante Pharmaceuticals, Inc.*	36,277
5,143	BioScrip, Inc.*	32,555
625	BioSpecifics Technologies Corp.*	10,938
3,120	BioTime, Inc.*	14,383
4,803	Cadence Pharmaceuticals, Inc.*	31,412
5,963	Caliper Life Sciences, Inc.*	44,842
3,718	Cambrex Corp.*	18,478
1,667	Cantel Medical Corp.	41,558
3,481	Capital Senior Living Corp.*	24,994
3,079	CardioNet, Inc.*	10,130
1,676	Cardiovascular Systems, Inc.*	21,537
24,374	Cell Therapeutics, Inc.*	28,761
5,577	Celldex Therapeutics, Inc.*	17,400
6,315	Centene Corp.*	201,385
7,806	Cepheid, Inc.*	283,046
6,015	Cerus Corp.*	12,331
6,768	Chelsea Therapeutics International Ltd.*	28,967
2,688	Chemed Corp.	156,038
1,435	Chindex International, Inc.*	15,154
3,580	Cleveland Biolabs, Inc.*	9,272
3,102	Codexis, Inc.*	20,132
9,270	Columbia Laboratories, Inc.*	21,414
1,254	Complete Genomics, Inc.*	11,361
1,398	Computer Programs & Systems, Inc.	99,006
3,941	Conceptus, Inc.*	41,775
3,576	CONMED Corp.*	83,857
3,747	Continucare Corp.*	23,831
5,189	Corcept Therapeutics, Inc.*	14,685
1,017	Cornerstone Therapeutics, Inc.*	7,922
783	Corvel Corp.*	35,720
3,510	Cross Country Healthcare, Inc.*	17,304
3,530	CryoLife, Inc.*	18,038
7,575	Cubist Pharmaceuticals, Inc.*	262,777
9,648	Curis, Inc.*	30,874
3,582	Cyberonics, Inc.*	101,048
1,221	Cynosure, Inc., Class A*	12,503
6,120	Cytori Therapeutics, Inc.*	20,196
6,073	Delcath Systems, Inc.*	25,142
6,783	Depomed, Inc.*	42,190
8,476	DexCom, Inc.*	101,966
10,198	Durect Corp.*	17,031
3,088	Dusa Pharmaceuticals, Inc.*	13,464
12,474	Dyax Corp.*	18,586
15,596	Dynavax Technologies Corp.*	37,430
1,186	DynaVox, Inc., Class A*	8,006
3,078	Emergent Biosolutions, Inc.*	55,619
3,861	Emeritus Corp.*	67,529
2,175	Endocyte, Inc.*	23,838
6,182	Endologix, Inc.*	58,853
2,060	Ensign Group, Inc. (The)	48,060
4,835	Enzo Biochem, Inc.*	14,118
4,756	Enzon Pharmaceuticals, Inc.*	40,664
796	ePocrates, Inc.*	8,461
6,200	eResearchTechnology, Inc.*	32,302
6,599	Exact Sciences Corp.*	51,010
1,074	Exactech, Inc.*	15,917
3,419	ExamWorks Group, Inc.*	51,388
16,155	Exelixis, Inc.*	120,839
5,302	Five Star Quality Care, Inc.*	17,231
815	Fluidigm Corp.*	10,994
1,249	Furiex Pharmaceuticals, Inc.*	19,160
2,149	Genomic Health, Inc.*	52,436
3,864	Gentiva Health Services, Inc.*	29,405
16,301	Geron Corp.*	43,524
2,945	Greatbatch, Inc.*	65,821
2,767	GTx, Inc.*	10,017
3,245	Haemonetics Corp.*	202,845
10,367	Halozyme Therapeutics, Inc.*	70,496
4,233	Hanger Orthopedic Group, Inc.*	79,496
5,921	Hansen Medical, Inc.*	22,322
2,909	Harvard Bioscience, Inc.*	12,712
12,021	HealthSouth Corp.*	257,129
8,563	Healthspring, Inc.*	334,300
1,940	HealthStream, Inc.*	24,075
4,292	Healthways, Inc.*	53,908
1,518	HeartWare International, Inc.*	95,346
1,310	Hi-Tech Pharmacal Co., Inc.*	36,693
10,713	HMS Holdings Corp.*	281,002
1,535	ICU Medical, Inc.*	63,242
6,927	Idenix Pharmaceuticals, Inc.*	40,246
9,493	Immunogen, Inc.*	103,094
8,311	Immunomedics, Inc.*	33,327
8,250	Impax Laboratories, Inc.*	162,278
11,178	Incyte Corp.*	179,630
2,415	Infinity Pharmaceuticals, Inc.*	16,567
8,033	Inhibitex, Inc.*	28,356
3,138	Insmed, Inc.*	14,906
5,809	Insulet Corp.*	101,541
2,635	Integra LifeSciences Holdings Corp.*	105,084
6,185	InterMune, Inc.*	166,377
3,623	Invacare Corp.	91,010
2,069	IPC The Hospitalist Co., Inc.*	82,967
2,249	IRIS International, Inc.*	19,229
6,374	Ironwood Pharmaceuticals, Inc.*	81,205
12,586	Isis Pharmaceuticals, Inc.*	94,269
4,052	ISTA Pharmaceuticals, Inc.*	18,558
2,791	Jazz Pharmaceuticals, Inc.*	119,706
1,078	Kensey Nash Corp.*	29,602
8,730	Keryx Biopharmaceuticals, Inc.*	35,531
6,567	Kindred Healthcare, Inc.*	84,977
6,508	K-V Pharmaceutical Co., Class A*	11,519
1,191	Landauer, Inc.	61,408
2,052	Lannett Co., Inc.*	7,941

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
21,548	Lexicon Pharmaceuticals, Inc.*	$29,305
1,994	LHC Group, Inc.*	39,840
2,482	Ligand Pharmaceuticals, Inc., Class B*	37,801
4,776	Luminex Corp.*	109,991
4,055	Magellan Health Services, Inc.*	202,223
4,042	MAKO Surgical Corp.*	145,108
9,760	MannKind Corp.*	29,475
2,762	MAP Pharmaceuticals, Inc.*	38,668
6,638	Masimo Corp.	163,759
3,817	Maxygen, Inc.	21,032
6,022	MedAssets, Inc.*	68,831
2,569	MedCath Corp.*	35,709
2,070	Medical Action Industries, Inc.*	12,855
6,810	Medicines Co. (The)*	99,290
7,802	Medicis Pharmaceutical Corp., Class A	303,498
2,659	Medidata Solutions, Inc.*	43,874
3,961	Medivation, Inc.*	64,049
3,995	MedQuist Holdings, Inc.*	32,959
957	Medtox Scientific, Inc.	13,398
6,560	Merge Healthcare, Inc.*	38,835
5,182	Meridian Bioscience, Inc.	95,867
5,294	Merit Medical Systems, Inc.*	77,028
4,302	Metabolix, Inc.*	23,274
5,194	Metropolitan Health Networks, Inc.*	26,645
11,567	Micromet, Inc.*	55,637
3,546	Molina Healthcare, Inc.*	68,190
5,829	Momenta Pharmaceuticals, Inc.*	98,627
1,586	MWI Veterinary Supply, Inc.*	117,364
5,408	Nabi Biopharmaceuticals*	10,167
1,293	National Healthcare Corp.	44,518
231	National Research Corp.	7,801
3,665	Natus Medical, Inc.*	38,409
14,415	Nektar Therapeutics*	82,526
2,931	Neogen Corp.*	101,764
11,958	Neoprobe Corp.*	40,298
5,760	NeoStem, Inc.*	4,205
6,229	Neurocrine Biosciences, Inc.*	38,246
12,140	Novavax, Inc.*	22,398
10,868	NPS Pharmaceuticals, Inc.*	81,075
5,014	NuVasive, Inc.*	121,489
5,640	NxStage Medical, Inc.*	103,720
2,452	Nymox Pharmaceutical Corp.*	19,371
2,342	Obagi Medical Products, Inc.*	24,427
4,185	Omnicell, Inc.*	65,453
1,228	OncoGenex Pharmaceutical, Inc.*	14,662
5,257	Oncothyreon, Inc.*	37,745
8,006	Onyx Pharmaceuticals, Inc.*	272,444
13,761	Opko Health, Inc.*	57,521
5,857	Optimer Pharmaceuticals, Inc.*	58,277
5,900	OraSure Technologies, Inc.*	43,247
4,071	Orexigen Therapeutics, Inc.*	5,781
2,282	Orthofix International N.V.*	83,647
2,107	Osiris Therapeutics, Inc.*	11,272
8,055	Owens & Minor, Inc.	237,139
4,286	Pacific Biosciences of California, Inc.*	30,345
618	Pacira Pharmaceuticals, Inc./DE*	4,734
4,661	Pain Therapeutics, Inc.*	22,140
2,402	Palomar Medical Technologies, Inc.*	19,336
4,576	Par Pharmaceutical Cos., Inc.*	136,044
7,440	Parexel International Corp.*	151,627
17,651	PDL BioPharma, Inc.	107,848
8,579	Peregrine Pharmaceuticals, Inc.*	12,096
471	Pernix Therapeutics Holdings*	4,168
5,803	Pharmacyclics, Inc.*	66,851
4,505	PharmAthene, Inc.*	10,947
3,711	PharMerica Corp.*	54,663
3,344	Pozen, Inc.*	9,464
3,709	Progenics Pharmaceuticals, Inc.*	23,070
1,638	Providence Service Corp. (The)*	17,428
7,010	PSS World Medical, Inc.*	165,296
2,448	Quality Systems, Inc.	225,265
6,711	Questcor Pharmaceuticals, Inc.*	201,666
3,600	Quidel Corp.*	55,008
3,853	RadNet, Inc.*	11,559
4,372	Raptor Pharmaceutical Corp.*	20,680
8,666	Rigel Pharmaceuticals, Inc.*	68,288
2,027	Rockwell Medical Technologies, Inc.*	18,284
6,970	RTI Biologics, Inc.*	23,419
840	Sagent Pharmaceuticals, Inc.*	19,312
7,380	Salix Pharmaceuticals Ltd.*	224,721
6,612	Sangamo Biosciences, Inc.*	35,771
6,734	Santarus, Inc.*	20,673
8,977	Savient Pharmaceuticals, Inc.*	38,601
4,368	Sciclone Pharmaceuticals, Inc.*	20,442
12,192	Seattle Genetics, Inc.*	212,019
5,654	Select Medical Holdings Corp.*	40,991
12,518	Sequenom, Inc.*	76,735
4,346	SIGA Technologies, Inc.*	24,946
2,447	Skilled Healthcare Group, Inc., Class A*	13,287
7,658	Solta Medical, Inc.*	13,095
1,745	SonoSite, Inc.*	50,884
4,214	Spectranetics Corp. (The)*	26,000
6,577	Spectrum Pharmaceuticals, Inc.*	56,233
4,491	Staar Surgical Co.*	36,781
5,573	Stereotaxis, Inc.*	7,245
7,484	STERIS Corp.	240,835
1,603	Sucampo Pharmaceuticals, Inc., Class A*	5,178
3,171	Sun Healthcare Group, Inc.*	13,508
3,594	Sunesis Pharmaceuticals, Inc.*	5,571
7,253	Sunrise Senior Living, Inc.*	53,817
7,126	SuperGen, Inc.*	15,321
1,928	SurModics, Inc.*	20,552
4,596	Symmetry Medical, Inc.*	38,285
2,811	Synergetics USA, Inc.*	15,320
1,448	Synovis Life Technologies, Inc.*	24,688
2,942	Synta Pharmaceuticals Corp.*	12,503
3,482	Targacept, Inc.*	56,687
3,369	Team Health Holdings, Inc.*	62,967
8,714	Theravance, Inc.*	165,566
1,332	Tornier N.V.*	31,155
1,112	Transcend Services, Inc.*	28,712
652	Transcept Pharmaceuticals, Inc.*	2,112
2,498	Triple-S Management Corp., Class B*	42,591
804	Trius Therapeutics, Inc.*	5,331
1,491	U.S. Physical Therapy, Inc.	29,611
7,181	Unilife Corp.*	33,463
4,079	Universal American Corp.	44,828
2,611	Uroplasty, Inc.*	16,293
3,551	Vanda Pharmaceuticals, Inc.*	21,519
2,142	Vascular Solutions, Inc.*	25,833
9,063	Vical, Inc.*	32,899
9,600	ViroPharma, Inc.*	190,176
11,229	Vivus, Inc.*	93,650
6,589	Volcano Corp.*	197,341
5,378	WellCare Health Plans, Inc.*	246,474

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4,232	West Pharmaceutical Services, Inc.	$169,788
4,931	Wright Medical Group, Inc.*	75,592
4,468	XenoPort, Inc.*	32,661
713	Young Innovations, Inc.	19,543
9,397	Zalicus, Inc.*	15,035
7,394	ZIOPHARM Oncology, Inc.*	42,368
1,410	Zogenix, Inc.*	4,879
2,769	Zoll Medical Corp.*	123,719
		17,231,307
	Industrials - 10.6%

5,296	3D Systems Corp.*	96,228
4,804	A. O. Smith Corp.	188,749
1,210	A.T. Cross Co., Class A*	13,141
11,158	A123 Systems, Inc.*	53,335
2,373	AAON, Inc.	41,551
5,022	AAR Corp.	118,469
6,700	ABM Industries, Inc.	136,948
5,405	Acacia Research - Acacia Technologies*	236,198
6,970	ACCO Brands Corp.*	47,535
5,111	Accuride Corp.*	43,086
3,364	Aceto Corp.	17,661
10,109	Active Power, Inc.*	15,467
8,668	Actuant Corp., Class A	174,053
5,473	Acuity Brands, Inc.	251,977
2,003	Advisory Board Co. (The)*	124,547
2,136	Aerovironment, Inc.*	61,218
6,802	Air Transport Services Group, Inc.*	36,663
7,335	Aircastle Ltd.	86,333
844	Alamo Group, Inc.	19,353
4,528	Alaska Air Group, Inc.*	261,401
3,493	Albany International Corp., Class A	75,938
1,867	Allegiant Travel Co.*	87,656
3,395	Altra Holdings, Inc.*	52,690
1,095	Amerco, Inc.*	80,274
2,232	Ameresco, Inc., Class A*	24,864
1,230	American Railcar Industries, Inc.*	22,521
4,680	American Reprographics Co.*	18,299
1,147	American Science & Engineering, Inc.	77,354
5,645	American Superconductor Corp.*	38,781
1,185	American Woodmark Corp.	18,794
1,155	Ameron International Corp.	97,609
1,077	Ampco-Pittsburgh Corp.	22,972
3,981	APAC Customer Services, Inc.*	33,639
3,548	Apogee Enterprises, Inc.	33,316
5,355	Applied Industrial Technologies, Inc.	163,970
995	Argan, Inc.*	10,318
3,213	Arkansas Best Corp.	66,348
2,520	Astec Industries, Inc.*	87,217
1,152	Astronics Corp.*	34,364
148	Astronics Corp., Class B*	3,700
3,319	Atlas Air Worldwide Holdings, Inc.*	162,897
13,267	Avis Budget Group, Inc.*	174,461
1,585	AZZ, Inc.	75,018
1,902	Badger Meter, Inc.	66,627
2,060	Baltic Trading Ltd.	10,588
6,882	Barnes Group, Inc.	158,424
962	Barrett Business Services, Inc.	13,766
5,809	Beacon Roofing Supply, Inc.*	107,815
5,987	Belden, Inc.	182,663
6,147	Blount International, Inc.*	96,631
6,001	Brady Corp., Class A	165,027
6,373	Briggs & Stratton Corp.	102,924
5,898	Brink’s Co. (The)	151,579
13,539	Broadwind Energy, Inc.*	9,613
5,747	Builders FirstSource, Inc.*	11,092
1,529	CAI International, Inc.*	23,134
31,085	Capstone Turbine Corp.*	37,302
1,158	Cascade Corp.	49,504
3,199	Casella Waste Systems, Inc., Class A*	18,362
4,981	CBIZ, Inc.*	33,921
1,607	CDI Corp.	18,095
2,535	Celadon Group, Inc.*	29,710
6,959	Cenveo, Inc.*	30,759
3,146	Ceradyne, Inc.*	98,659
3,712	Chart Industries, Inc.*	175,540
2,178	CIRCOR International, Inc.	75,163
6,371	CLARCOR, Inc.	296,506
5,920	Clean Harbors, Inc.*	318,910
1,057	Coleman Cable, Inc.*	12,969
3,106	Colfax Corp.*	77,898
2,433	Columbus McKinnon Corp.*	35,084
4,791	Comfort Systems USA, Inc.	45,802
3,637	Commercial Vehicle Group, Inc.*	26,150
145	Compx International, Inc.	2,092
1,137	Consolidated Graphics, Inc.*	43,865
4,362	Corporate Executive Board Co. (The)	143,597
3,195	CoStar Group, Inc.*	163,520
1,301	Courier Corp.	9,640
1,057	Covenant Transportation Group, Inc., Class A*	5,137
1,371	CRA International, Inc.*	32,301
1,997	Cubic Corp.	83,734
5,866	Curtiss-Wright Corp.	180,614
6,498	Deluxe Corp.	143,801
4,454	DigitalGlobe, Inc.*	100,928
3,838	Dolan Co. (The)*	32,508
3,656	Dollar Thrifty Automotive Group, Inc.*	242,576
2,355	Douglas Dynamics, Inc.	34,195
1,331	Ducommun, Inc.	24,703
1,098	DXP Enterprises, Inc.*	26,451
4,450	Dycom Industries, Inc.*	81,124
1,685	Dynamic Materials Corp.	34,071
7,906	Eagle Bulk Shipping, Inc.*	15,338
8,447	EMCOR Group, Inc.*	193,521
2,345	Encore Wire Corp.	52,551
9,239	Ener1, Inc.*	3,585
5,784	Energy Recovery, Inc.*	14,807
10,085	EnergySolutions, Inc.	35,600
2,938	EnerNOC, Inc.*	36,872
6,346	EnerSys*	142,595
3,291	Ennis, Inc.	52,228
2,612	EnPro Industries, Inc.*	101,398
3,362	ESCO Technologies, Inc.	103,785
2,164	Essex Rental Corp.*	8,959
3,851	Esterline Technologies Corp.*	289,942
5,777	Excel Maritime Carriers Ltd.*	11,612
1,771	Exponent, Inc.*	74,842
7,850	Federal Signal Corp.	42,782
5,981	Flow International Corp.*	15,252
8,974	Force Protection, Inc.*	36,704
3,712	Forward Air Corp.	105,458
1,686	Franklin Covey Co.*	16,051
2,940	Franklin Electric Co., Inc.	126,155
1,510	FreightCar America, Inc.*	27,648

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
5,314	FTI Consulting, Inc.*	$193,323
2,305	Fuel Tech, Inc.*	13,715
15,700	FuelCell Energy, Inc.*	18,526
4,669	Furmanite Corp.*	28,481
2,365	G&K Services, Inc., Class A	66,740
3,734	Genco Shipping & Trading Ltd.*	26,511
7,418	GenCorp, Inc.*	33,010
3,151	Generac Holdings, Inc.*	64,942
5,007	Genesee & Wyoming, Inc., Class A*	260,064
8,199	Geo Group, Inc. (The)*	176,033
2,802	GeoEye, Inc.*	101,348
3,842	Gibraltar Industries, Inc.*	34,117
1,991	Global Power Equipment Group, Inc.*	48,501
1,924	Gorman-Rupp Co. (The)	56,181
1,874	GP Strategies Corp.*	23,350
1,243	Graham Corp.	20,920
4,883	Granite Construction, Inc.	101,225
7,432	Great Lakes Dredge & Dock Corp.	36,342
2,329	Greenbrier Cos., Inc.*	40,478
6,025	Griffon Corp.*	52,658
3,612	H&E Equipment Services, Inc.*	36,951
6,369	Hawaiian Holdings, Inc.*	26,622
8,388	Healthcare Services Group, Inc.	131,524
6,372	Heartland Express, Inc.	96,854
5,272	HEICO Corp.	287,429
2,247	Heidrick & Struggles International, Inc.	46,670
598	Heritage-Crystal Clean, Inc.*	9,897
7,240	Herman Miller, Inc.	143,859
12,377	Hexcel Corp.*	284,300
3,867	Higher One Holdings, Inc.*	61,872
3,167	Hill International, Inc.*	17,323
5,653	HNI Corp.	116,565
2,245	Houston Wire & Cable Co.	32,934
4,652	HUB Group, Inc., Class A*	146,491
4,143	Hudson Highland Group, Inc.*	21,792
814	Hurco Cos., Inc.*	22,369
2,805	Huron Consulting Group, Inc.*	89,171
2,485	ICF International, Inc.*	56,335
6,539	II-VI, Inc.*	129,178
3,258	InnerWorkings, Inc.*	24,696
4,990	Insituform Technologies, Inc., Class A*	82,485
2,895	Insperity, Inc.	72,086
2,226	Insteel Industries, Inc.	23,328
6,657	Interface, Inc., Class A	100,388
4,215	Interline Brands, Inc.*	61,118
686	International Shipholding Corp.	12,554
1,161	Intersections, Inc.	17,647
31,141	JetBlue Airways Corp.*	135,463
3,619	John Bean Technologies Corp.	57,180
1,555	Kadant, Inc.*	36,231
3,320	Kaman Corp.	113,378
4,120	Kaydon Corp.	138,514
3,368	Kelly Services, Inc., Class A	51,194
2,329	KEYW Holding Corp.*	27,575
4,259	Kforce, Inc.*	44,208
3,959	Kimball International, Inc., Class B	22,566
7,709	Knight Transportation, Inc.	116,791
6,046	Knoll, Inc.	95,648
5,935	Korn/Ferry International*	96,503
4,185	Kratos Defense & Security Solutions, Inc.*	39,590
1,202	L.B. Foster Co., Class A	29,449
441	Lawson Products, Inc.	7,523
2,481	Layne Christensen Co.*	69,642
1,587	Lindsay Corp.	98,711
1,157	LMI Aerospace, Inc.*	22,816
2,461	LSI Industries, Inc.	18,138
2,168	Lydall, Inc.*	23,653
1,339	M&F Worldwide Corp.*	29,324
1,964	Marten Transport Ltd.	36,098
7,156	MasTec, Inc.*	158,863
3,071	McGrath RentCorp	73,213
11,936	Meritor, Inc.*	100,859
5,071	Metalico, Inc.*	22,465
1,853	Met-Pro Corp.	18,363
1,056	Michael Baker Corp.*	23,813
2,368	Middleby Corp.*	190,778
1,495	Miller Industries, Inc.	29,048
3,432	Mine Safety Appliances Co.	106,049
1,860	Mistras Group, Inc.*	37,572
4,644	Mobile Mini, Inc.*	88,468
5,739	Moog, Inc., Class A*	228,871
4,784	Mueller Industries, Inc.	225,518
19,648	Mueller Water Products, Inc., Class A	45,583
1,441	Multi-Color Corp.	37,495
2,544	MYR Group, Inc.*	53,068
737	NACCO Industries, Inc., Class A	56,535
607	National Presto Industries, Inc.	58,879
6,517	Navigant Consulting, Inc.*	61,846
2,495	NCI Building Systems, Inc.*	24,127
2,123	NN, Inc.*	16,347
1,177	Northwest Pipe Co.*	32,085
9,199	Odyssey Marine Exploration, Inc.*	25,757
5,996	Old Dominion Freight Line, Inc.*	192,592
348	Omega Flex, Inc.*	4,559
4,671	On Assignment, Inc.*	35,500
7,383	Orbital Sciences Corp.*	115,470
3,413	Orion Marine Group, Inc.*	21,946
4,422	Pacer International, Inc.*	19,987
1,054	Park-Ohio Holdings Corp.*	16,727
780	Patriot Transportation Holding, Inc.*	17,527
19,104	Pendrell Corp.*	42,793
2,054	Pike Electric Corp.*	17,336
2,217	PMFG, Inc.*	40,416
1,114	Powell Industries, Inc.*	41,686
2,380	PowerSecure International, Inc.*	10,948
308	Preformed Line Products Co.	17,008
3,374	Primoris Services Corp.	38,801
3,189	Quad/Graphics, Inc.	66,140
1,890	Quality Distribution, Inc.*	23,096
4,790	Quanex Building Products Corp.	61,839
2,698	RailAmerica, Inc.*	36,828
2,285	Raven Industries, Inc.	124,144
2,771	RBC Bearings, Inc.*	96,846
6,090	Republic Airways Holdings, Inc.*	19,488
5,858	Resources Connection, Inc.	61,275
1,149	Roadrunner Transportation Systems, Inc.*	17,649
4,982	Robbins & Myers, Inc.	239,385
8,030	Rollins, Inc.	167,907
1,208	RPX Corp.*	32,737
8,562	RSC Holdings, Inc.*	68,154
4,094	Rush Enterprises, Inc., Class A*	75,330
2,013	Saia, Inc.*	24,096
11,463	Satcon Technology Corp.*	15,246
1,462	Sauer-Danfoss, Inc.*	63,202
1,490	Schawk, Inc.	18,133

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,034	School Specialty, Inc.*	$19,343
39	Seaboard Corp.	90,051
1,396	SeaCube Container Leasing Ltd.	18,553
6,407	SFN Group, Inc.*	89,762
5,256	Simpson Manufacturing Co., Inc.	149,428
6,683	Skywest, Inc.	85,208
1,970	Spirit Airlines, Inc.*	23,798
2,000	Standard Parking Corp.*	32,540
1,578	Standex International Corp.	45,920
10,051	Steelcase, Inc., Class A	83,222
2,080	Sterling Construction Co., Inc.*	26,541
2,533	Sun Hydraulics Corp.	74,572
10,011	Swift Transportation Co.*	86,295
10,692	Swisher Hygiene, Inc.*	47,793
5,289	SYKES Enterprises, Inc.*	82,773
2,777	TAL International Group, Inc.	81,116
7,661	Taser International, Inc.*	34,091
2,460	Team, Inc.*	61,352
2,335	Tecumseh Products Co., Class A*	18,633
4,641	Teledyne Technologies, Inc.*	253,352
2,419	Tennant Co.	106,339
7,878	Tetra Tech, Inc.*	156,851
1,439	Textainer Group Holdings Ltd.	34,119
1,264	Thermon Group Holdings, Inc.*	19,693
5,317	Titan International, Inc.	114,315
1,947	Titan Machinery, Inc.*	51,615
1,627	TMS International Corp., Class A*	11,991
2,240	TRC Cos., Inc.*	11,267
3,017	Tredegar Corp.	50,505
1,967	Trex Co., Inc.*	35,878
3,229	Trimas Corp.*	62,417
4,753	Triumph Group, Inc.	248,962
5,599	TrueBlue, Inc.*	78,666
3,942	Tutor Perini Corp.	55,346
1,069	Twin Disc, Inc.	41,509
2,698	Ultrapetrol (Bahamas) Ltd.*	9,011
1,790	Unifirst Corp.	92,686
7,899	United Rentals, Inc.*	131,755
5,814	United Stationers, Inc.	183,374
1,388	UniTek Global Services, Inc.*	7,259
2,467	Universal Forest Products, Inc.	75,392
693	Universal Truckload Services, Inc.*	10,610
20,472	US Airways Group, Inc.*	114,438
2,314	US Ecology, Inc.	42,323
9,024	USG Corp.*	84,826
9,126	Valence Technology, Inc.*	11,042
2,575	Viad Corp.	52,968
2,476	Vicor Corp.	27,954
522	VSE Corp.	12,956
8,656	Wabash National Corp.*	49,253
3,554	Watsco, Inc.	211,996
3,802	Watts Water Technologies, Inc., Class A	107,673
2,127	WCA Waste Corp.*	9,338
5,538	Werner Enterprises, Inc.	128,925
7,771	Woodward, Inc.	251,936
1,391	Xerium Technologies, Inc.*	19,697
1,294	Zipcar, Inc.*	27,213
		21,425,604
	Information Technology - 11.5%

7,000	Accelrys, Inc.*	45,500
4,223	ACI Worldwide, Inc.*	126,310
1,553	Active Network, Inc. (The)*	25,128
4,541	Actuate Corp.*	28,926
10,255	Acxiom Corp.*	112,497
8,172	ADTRAN, Inc.	253,822
5,430	Advanced Analogic Technologies, Inc.*	32,580
5,504	Advanced Energy Industries, Inc.*	54,985
4,147	Advent Software, Inc.*	96,169
2,507	Aeroflex Holding Corp.*	22,011
2,261	Agilysys, Inc.*	20,462
1,857	Alpha & Omega Semiconductor Ltd.*	16,379
2,871	American Software, Inc., Class A	23,198
13,359	Amkor Technology, Inc.*	58,112
1,210	Amtech Systems, Inc.*	13,128
8,522	ANADIGICS, Inc.*	23,606
1,910	Anaren, Inc.*	37,875
4,002	Ancestry.com, Inc.*	142,911
3,663	Anixter International, Inc.	216,154
8,007	Applied Micro Circuits Corp.*	45,560
15,641	Arris Group, Inc.*	170,800
10,784	Aruba Networks, Inc.*	230,023
10,692	Aspen Technology, Inc.*	179,519
3,999	ATMI, Inc.*	68,503
7,660	Aviat Networks, Inc.*	19,916
3,744	Avid Technology, Inc.*	36,841
13,407	Axcelis Technologies, Inc.*	18,234
4,040	AXT, Inc.*	31,391
1,329	Bel Fuse, Inc., Class B	23,045
7,673	Benchmark Electronics, Inc.*	103,969
5,534	BigBand Networks, Inc.*	7,914
2,271	Black Box Corp.	56,139
5,624	Blackbaud, Inc.	140,825
4,427	Blackboard, Inc.*	186,864
5,497	Blue Coat Systems, Inc.*	80,696
4,300	Bottomline Technologies, Inc.*	98,771
8,618	Brightpoint, Inc.*	82,130
2,849	BroadSoft, Inc.*	86,182
8,359	Brooks Automation, Inc.*	79,076
2,972	Cabot Microelectronics Corp.*	118,167
3,805	CACI International, Inc., Class A*	209,503
4,754	Calix, Inc.*	70,264
3,789	Callidus Software, Inc.*	18,339
5,443	Cardtronics, Inc.*	134,769
1,065	Cass Information Systems, Inc.	38,532
6,120	Cavium, Inc.*	197,003
2,911	CEVA, Inc.*	77,433
5,066	Checkpoint Systems, Inc.*	77,155
8,081	Ciber, Inc.*	26,506
8,368	Cirrus Logic, Inc.*	127,026
5,239	Cognex Corp.	167,648
3,167	Coherent, Inc.*	140,013
3,038	Cohu, Inc.	33,691
840	Communications Systems, Inc.	12,247
5,565	CommVault Systems, Inc.*	188,709
1,910	Computer Task Group, Inc.*	21,335
4,028	comScore, Inc.*	64,247
3,372	Comtech Telecommunications Corp.	93,876
5,642	Concur Technologies, Inc.*	235,948
3,724	Constant Contact, Inc.*	71,240
13,294	Convergys Corp.*	141,581
1,529	Convio, Inc.*	14,097
1,442	Cornerstone OnDemand, Inc.*	22,380
4,572	Cray, Inc.*	25,900
4,373	CSG Systems International, Inc.*	58,423
73	CSR plc (ADR)*	1,076
4,338	CTS Corp.	41,645
3,857	Cymer, Inc.*	156,054
4,375	Daktronics, Inc.	42,175

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,907	DDi Corp.	$14,455
5,196	DealerTrack Holdings, Inc.*	97,269
2,805	Deltek, Inc.*	18,513
999	Demand Media, Inc.*	8,641
4,082	DemandTec, Inc.*	26,860
3,464	DG FastChannel, Inc.*	75,862
1,952	Dialogic, Inc.*	5,446
6,120	Dice Holdings, Inc.*	61,751
3,202	Digi International, Inc.*	40,249
792	Digimarc Corp.*	26,461
5,011	Digital River, Inc.*	100,821
4,463	Diodes, Inc.*	89,349
7,139	Dot Hill Systems Corp.*	12,565
2,959	DSP Group, Inc.*	19,145
2,199	DTS, Inc.*	67,553
1,130	Dynamics Research Corp.*	11,130
13,902	Earthlink, Inc.	102,597
3,642	Ebix, Inc.*	59,656
4,436	Echelon Corp.*	37,041
1,423	Echo Global Logistics, Inc.*	19,922
2,373	Electro Rent Corp.	35,097
2,854	Electro Scientific Industries, Inc.*	43,152
5,899	Electronics for Imaging, Inc.*	83,825
1,067	Ellie Mae, Inc.*	5,847
2,192	eMagin Corp.*	7,738
11,163	Emcore Corp.*	17,861
11,090	Emulex Corp.*	76,410
16,977	Entegris, Inc.*	127,667
10,827	Entropic Communications, Inc.*	48,613
2,419	Envestnet, Inc.*	28,593
3,969	EPIQ Systems, Inc.	49,692
488	ePlus, Inc.*	12,278
6,471	Euronet Worldwide, Inc.*	105,283
4,625	Exar Corp.*	28,028
2,043	ExlService Holdings, Inc.*	53,016
11,636	Extreme Networks*	32,232
2,578	Fabrinet*	42,511
5,034	Fair Isaac Corp.	128,619
3,880	FalconStor Software, Inc.*	12,688
2,065	FARO Technologies, Inc.*	78,408
4,890	FEI Co.*	156,431
11,327	Finisar Corp.*	209,096
6,400	Formfactor, Inc.*	50,496
1,860	Forrester Research, Inc.	62,682
700	FriendFinder Networks, Inc.*	2,107
4,890	FSI International, Inc.*	10,513
8,151	Global Cash Access Holdings, Inc.*	24,453
2,833	Globecomm Systems, Inc.*	36,404
5,296	Glu Mobile, Inc.*	16,153
3,266	GSI Group, Inc.*	30,962
2,548	GSI Technology, Inc.*	12,816
15,909	GT Advanced Technologies, Inc.*	194,249
1,756	Guidance Software, Inc.*	11,063
3,847	Hackett Group, Inc. (The)*	14,580
14,506	Harmonic, Inc.*	69,049
4,871	Heartland Payment Systems, Inc.	104,775
3,960	Hittite Microwave Corp.*	215,107
4,890	Identive Group, Inc.*	9,144
3,909	iGate Corp.	43,859
3,796	Imation Corp.*	26,344
3,605	Immersion Corp.*	25,343
13,211	Infinera Corp.*	99,281
4,680	Infospace, Inc.*	44,741
2,593	Inphi Corp.*	20,848
5,903	Insight Enterprises, Inc.*	111,094
18,725	Integrated Device Technology, Inc.*	105,983
3,382	Integrated Silicon Solution, Inc.*	27,834
1,800	Interactive Intelligence Group*	58,176
5,732	InterDigital, Inc.	403,533
7,505	Intermec, Inc.*	55,312
6,604	Internap Network Services Corp.*	34,209
2,886	Intevac, Inc.*	23,694
4,039	IntraLinks Holdings, Inc.*	37,845
4,879	Ixia*	41,911
3,053	IXYS Corp.*	36,636
5,811	j2 Global Communications, Inc.	185,661
10,909	Jack Henry & Associates, Inc.	318,979
5,347	JDA Software Group, Inc.*	141,214
5,579	Kemet Corp.*	51,438
3,337	Kenexa Corp.*	70,244
1,762	Keynote Systems, Inc.	42,341
4,472	KIT Digital, Inc.*	49,505
8,159	Kopin Corp.*	30,841
9,099	Kulicke & Soffa Industries, Inc.*	79,161
1,880	KVH Industries, Inc.*	16,732
14,886	Lattice Semiconductor Corp.*	83,808
2,072	LeCroy Corp.*	18,752
8,575	Limelight Networks, Inc.*	21,523
7,784	Lionbridge Technologies, Inc.*	23,274
2,374	Liquidity Services, Inc.*	56,976
2,872	Littelfuse, Inc.	133,232
6,656	LivePerson, Inc.*	78,208
2,574	LogMeIn, Inc.*	80,438
2,096	LoopNet, Inc.*	36,806
1,381	Loral Space & Communications, Inc.*	78,151
6,251	LTX-Credence Corp.*	35,568
8,439	Magma Design Automation, Inc.*	42,955
2,747	Manhattan Associates, Inc.*	98,040
2,945	Mantech International Corp., Class A	110,408
2,700	Marchex, Inc., Class B	27,162
4,386	MAXIMUS, Inc.	162,238
2,021	MaxLinear, Inc., Class A*	11,621
3,532	Maxwell Technologies, Inc.*	61,210
1,890	Measurement Specialties, Inc.*	59,025
12,168	Mentor Graphics Corp.*	136,160
3,814	Mercury Computer Systems, Inc.*	53,053
1,361	Meru Networks, Inc.*	12,440
4,668	Methode Electronics, Inc.	45,606
6,371	Micrel, Inc.	64,411
10,918	Microsemi Corp.*	169,557
1,009	MicroStrategy, Inc., Class A*	123,986
13,281	Microvision, Inc.*	11,953
4,232	Mindspeed Technologies, Inc.*	24,546
6,640	MIPS Technologies, Inc.*	37,184
6,605	MKS Instruments, Inc.	153,368
5,534	ModusLink Global Solutions, Inc.	22,855
10,570	MoneyGram International, Inc.*	27,165
3,785	Monolithic Power Systems, Inc.*	47,805
4,519	Monotype Imaging Holdings, Inc.*	52,917
4,123	MoSys, Inc.*	16,492
4,678	Motricity, Inc.*	10,900
20,057	Move, Inc.*	36,103
1,971	MTS Systems Corp.	71,193
1,142	Multi-Fineline Electronix, Inc.*	21,732
2,544	Nanometrics, Inc.*	40,424
842	NCI, Inc., Class A*	13,767
1,093	NeoPhotonics Corp.*	6,667
4,246	Ness Technologies, Inc.*	32,524
4,625	Netgear, Inc.*	128,621

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
8,632	Netlogic Microsystems, Inc.*	$259,133
4,720	Netscout Systems, Inc.*	65,136
3,439	NetSuite, Inc.*	110,564
4,734	Newport Corp.*	61,258
8,084	NIC, Inc.	93,936
4,050	Novatel Wireless, Inc.*	13,568
1,207	Numerex Corp., Class A*	7,423
604	NVE Corp.*	39,900
6,377	Oclaro, Inc.*	27,102
6,493	OCZ Technology Group, Inc.*	36,815
7,326	Omnivision Technologies, Inc.*	134,798
2,975	OpenTable, Inc.*	181,445
10,769	Openwave Systems, Inc.*	20,569
2,610	Oplink Communications, Inc.*	43,143
1,819	Opnet Technologies, Inc.	62,756
5,521	Opnext, Inc.*	8,834
4,377	ORBCOMM, Inc.*	9,848
2,408	OSI Systems, Inc.*	93,671
15,052	Parametric Technology Corp.*	270,936
2,619	Park Electrochemical Corp.	64,820
1,176	PC Connection, Inc.*	10,478
2,958	PDF Solutions, Inc.*	14,879
2,101	Pegasystems, Inc.	84,901
3,053	Perficient, Inc.*	26,866
3,163	Pericom Semiconductor Corp.*	24,608
7,429	Photronics, Inc.*	48,140
6,079	Plantronics, Inc.	194,832
4,492	Plexus Corp.*	119,397
5,626	PLX Technology, Inc.*	17,778
3,644	Power Integrations, Inc.	117,118
8,604	Power-One, Inc.*	65,046
20,010	Powerwave Technologies, Inc.*	35,218
2,468	PRGX Global, Inc.*	14,512
1,819	Procera Networks, Inc.*	14,934
8,469	Progress Software Corp.*	176,409
2,717	PROS Holdings, Inc.*	43,092
5,257	Pulse Electronics Corp.	17,664
835	QAD, Inc., Class A*	9,569
8,895	QLIK Technologies, Inc.*	225,755
28,484	Quantum Corp.*	55,544
863	Quepasa Corp.*	3,978
7,728	Quest Software, Inc.*	133,153
3,481	QuinStreet, Inc.*	41,981
2,454	Radisys Corp.*	18,503
12,409	Rambus, Inc.*	144,068
5,189	RealD, Inc.*	72,905
2,667	RealNetworks, Inc.	24,670
3,831	RealPage, Inc.*	79,761
1,668	Renaissance Learning, Inc.	25,954
1,198	Responsys, Inc.*	17,443
34,893	RF Micro Devices, Inc.*	216,686
1,782	Richardson Electronics Ltd.	24,663
3,115	RightNow Technologies, Inc.*	102,141
1,200	Rimage Corp.	16,524
3,594	Rofin-Sinar Technologies, Inc.*	82,985
2,018	Rogers Corp.*	100,638
1,386	Rosetta Stone, Inc.*	18,642
2,215	Rubicon Technology, Inc.*	28,540
4,000	Rudolph Technologies, Inc.*	27,240
6,753	S1 Corp.*	62,060
3,576	Saba Software, Inc.*	24,889
10,174	Sanmina-SCI Corp.*	78,543
13,805	Sapient Corp.	148,128
3,413	ScanSource, Inc.*	105,632
1,559	SciQuest, Inc.*	23,338
3,341	Seachange International, Inc.*	26,260
8,245	Semtech Corp.*	175,866
1,263	ServiceSource International, Inc.*	22,822
5,961	ShoreTel, Inc.*	41,608
4,019	Sigma Designs, Inc.*	32,393
3,916	Silicon Graphics International Corp.*	62,382
10,046	Silicon Image, Inc.*	53,545
4,533	Smith Micro Software, Inc.*	8,567
7,200	SolarWinds, Inc.*	178,344
26,665	Sonus Networks, Inc.*	69,062
3,593	Sourcefire, Inc.*	99,239
6,358	Spansion, Inc., Class A*	95,434
1,064	SPS Commerce, Inc.*	19,290
1,524	SRS Labs, Inc.*	12,558
3,187	SS&C Technologies Holdings, Inc.*	52,554
1,339	Stamps.com, Inc.	26,298
2,908	Standard Microsystems Corp.*	61,126
5,193	STEC, Inc.*	49,308
2,670	Stratasys, Inc.*	61,784
1,158	Stream Global Services, Inc.*	3,173
10,543	SuccessFactors, Inc.*	246,284
3,394	Super Micro Computer, Inc.*	46,549
1,400	Supertex, Inc.*	27,314
6,127	Support.com, Inc.*	15,256
2,525	Sycamore Networks, Inc.	43,405
5,467	Symmetricom, Inc.*	29,850
4,329	Synaptics, Inc.*	105,757
3,339	Synchronoss Technologies, Inc.*	90,687
3,178	SYNNEX Corp.*	83,709
1,946	Syntel, Inc.	89,049
9,289	Take-Two Interactive Software, Inc.*	122,801
5,189	Taleo Corp., Class A*	133,928
1,845	TechTarget, Inc.*	11,790
7,785	Tekelec*	56,052
5,862	TeleCommunication Systems, Inc., Class A*	22,217
2,081	TeleNav, Inc.*	19,249
3,205	TeleTech Holdings, Inc.*	56,857
6,460	Tessera Technologies, Inc.*	90,957
8,599	THQ, Inc.*	16,768
15,066	TiVo, Inc.*	159,700
3,218	TNS, Inc.*	54,577
699	Travelzoo, Inc.*	25,534
20,752	TriQuint Semiconductor, Inc.*	157,300
6,566	TTM Technologies, Inc.*	73,342
4,049	Tyler Technologies, Inc.*	102,156
3,265	Ultimate Software Group, Inc.*	165,176
2,875	Ultra Clean Holdings*	16,186
3,178	Ultratech, Inc.*	64,895
5,438	Unisys Corp.*	95,654
11,201	United Online, Inc.	60,709
4,861	Universal Display Corp.*	238,529
9,943	ValueClick, Inc.*	152,128
3,415	VASCO Data Security International, Inc.*	24,281
5,148	Veeco Instruments, Inc.*	187,181
2,676	Verint Systems, Inc.*	76,480
4,585	Viasat, Inc.*	162,768
361	Viasystems Group, Inc.*	6,798
5,144	VirnetX Holding Corp.*	110,545
1,911	Virtusa Corp.*	30,136
1,554	Vishay Precision Group, Inc.*	23,310
2,226	Vocus, Inc.*	47,926
3,103	Volterra Semiconductor Corp.*	62,836
10,470	Wave Systems Corp., Class A*	24,081
3,673	Web.com Group, Inc.*	34,673

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
5,049	Websense, Inc.*	$103,858
6,710	Westell Technologies, Inc., Class A*	16,708
4,881	Wright Express Corp.*	205,685
3,991	XO Group, Inc.*	36,079
3,334	X-Rite, Inc.*	12,202
3,909	Xyratex Ltd.	33,539
8,390	Zix Corp.*	28,526
2,009	Zygo Corp.*	26,438
		23,255,128
	Materials - 3.4%

3,899	A. Schulman, Inc.	71,118
2,112	A.M. Castle & Co.*	25,640
606	AEP Industries, Inc.*	16,477
3,079	AMCOL International Corp.	89,599
2,823	American Vanguard Corp.	33,707
2,889	Arch Chemicals, Inc.	135,581
3,646	Balchem Corp.	150,580
13,177	Boise, Inc.	81,829
5,041	Buckeye Technologies, Inc.	137,065
7,136	Calgon Carbon Corp.*	112,892
6,517	Century Aluminum Co.*	79,312
809	Chase Corp.	10,331
12,169	Chemtura Corp.*	161,118
2,911	Clearwater Paper Corp.*	107,183
11,313	Coeur d’Alene Mines Corp.*	321,855
1,364	Deltic Timber Corp.	79,562
5,622	Eagle Materials, Inc.	110,866
10,938	Ferro Corp.*	91,551
6,310	Flotek Industries, Inc.*	43,728
2,360	FutureFuel Corp.	26,644
8,520	General Moly, Inc.*	33,824
4,293	Georgia Gulf Corp.*	90,969
7,964	Globe Specialty Metals, Inc.	133,397
3,590	Gold Resource Corp.	84,616
1,561	Golden Minerals Co.*	20,683
32,674	Golden Star Resources Ltd.*	80,051
3,051	Graham Packaging Co., Inc.*	77,709
20,199	Graphic Packaging Holding Co.*	85,038
6,246	H.B. Fuller Co.	138,474
739	Handy & Harman Ltd.*	10,509
1,098	Hawkins, Inc.	39,802
1,542	Haynes International, Inc.	89,482
7,685	Headwaters, Inc.*	16,523
35,282	Hecla Mining Co.*	270,613
5,519	Horsehead Holding Corp.*	56,570
2,742	Innophos Holdings, Inc.	114,095
2,996	Innospec, Inc.*	81,042
10,662	Jaguar Mining, Inc.*	65,891
2,058	Kaiser Aluminum Corp.	106,748
4,937	KapStone Paper and Packaging Corp.*	74,203
906	KMG Chemicals, Inc.	13,699
2,604	Koppers Holdings, Inc.	86,531
4,030	Kraton Performance Polymers, Inc.*	96,599
3,334	Landec Corp.*	19,837
16,700	Louisiana-Pacific Corp.*	111,389
2,321	LSB Industries, Inc.*	92,724
2,579	Materion Corp.*	74,017
1,464	Metals USA Holdings Corp.*	18,256
10,836	Midway Gold Corp.*	28,824
2,309	Minerals Technologies, Inc.	133,945
4,004	Myers Industries, Inc.	43,564
1,885	Neenah Paper, Inc.	32,950
1,139	NewMarket Corp.	190,988
842	NL Industries, Inc.	12,714
2,871	Noranda Aluminum Holding Corp.*	32,643
10,070	Olin Corp.	200,796
1,156	Olympic Steel, Inc.	23,952
3,918	OM Group, Inc.*	123,926
5,717	Omnova Solutions, Inc.*	25,212
5,818	P. H. Glatfelter Co.	83,546
14,801	Paramount Gold and Silver Corp.*	36,114
11,801	PolyOne Corp.	149,047
1,618	Quaker Chemical Corp.	53,944
3,166	Revett Minerals, Inc.*	14,722
3,815	RTI International Metals, Inc.*	101,632
2,036	Schweitzer-Mauduit International, Inc.	122,119
5,001	Senomyx, Inc.*	21,354
6,326	Sensient Technologies Corp.	229,950
3,901	Spartech Corp.*	17,164
1,024	Stepan Co.	77,466
13,020	Stillwater Mining Co.*	200,378
3,818	STR Holdings, Inc.*	43,296
2,878	Texas Industries, Inc.	102,486
19,302	Thompson Creek Metals Co., Inc.*	159,628
1,676	TPC Group, Inc.*	53,464
3,083	U.S. Energy Corp.*	8,694
13,322	U.S. Gold Corp.*	82,463
328	United States Lime & Minerals, Inc.*	13,884
898	Universal Stainless & Alloy*	29,535
1,889	Verso Paper Corp.*	4,250
8,977	Vista Gold Corp.*	30,612
6,214	Wausau Paper Corp.	41,447
7,264	Worthington Industries, Inc.	118,040
2,773	Zep, Inc.	48,888
3,510	Zoltek Cos., Inc.*	30,888
		6,794,454
	Telecommunication Services - 0.7%

7,849	8x8, Inc.*	33,986
2,933	AboveNet, Inc.	180,321
5,708	Alaska Communications Systems Group, Inc.	43,381
1,185	Atlantic Tele-Network, Inc.	39,342
728	Boingo Wireless, Inc.*	6,370
3,530	Cbeyond, Inc.*	32,794
25,121	Cincinnati Bell, Inc.*	85,160
5,809	Cogent Communications Group, Inc.*	82,372
3,303	Consolidated Communications Holdings, Inc.	63,120
2,724	Fairpoint Communications, Inc.*	17,461
5,237	General Communication, Inc., Class A*	46,505
3,878	Global Crossing Ltd.*	110,329
12,923	Globalstar, Inc.*	10,575
1,688	HickoryTech Corp.	16,120
1,756	IDT Corp., Class B	38,369
3,878	inContact, Inc.*	15,473
5,506	Iridium Communications, Inc.*	40,689
7,718	Leap Wireless International, Inc.*	69,771
3,970	Neutral Tandem, Inc.*	47,203
3,799	NTELOS Holdings Corp.	74,650
15,840	PAETEC Holding Corp.*	88,862
6,602	Premiere Global Services, Inc.*	55,193
3,003	Shenandoah Telecommunications Co.	41,231
1,777	SureWest Communications	20,613

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
5,349	Towerstream Corp.*	$19,898
2,793	USA Mobility, Inc.	42,370
17,516	Vonage Holdings Corp.*	63,408
		1,385,566
	Utilities - 2.5%

4,030	Allete, Inc.	157,412
2,358	American States Water Co.	83,709
822	Artesian Resources Corp., Class A	14,977
8,660	Atlantic Power Corp.	134,057
7,283	Avista Corp.	184,843
4,980	Black Hills Corp.	152,388
1,524	Cadiz, Inc.*	15,331
5,276	California Water Service Group	99,611
1,693	Central Vermont Public Service Corp.	58,950
1,964	CH Energy Group, Inc.	110,357
1,207	Chesapeake Utilities Corp.	49,233
7,706	Cleco Corp.	273,794
1,085	Connecticut Water Service, Inc.	28,818
1,840	Consolidated Water Co., Ltd.	14,996
13,011	Dynegy, Inc.*	57,248
5,321	El Paso Electric Co.	184,053
5,279	Empire District Electric Co. (The)	109,539
6,263	IDACORP, Inc.	239,247
2,832	Laclede Group, Inc. (The)	112,430
2,921	MGE Energy, Inc.	123,120
1,970	Middlesex Water Co.	35,834
5,228	New Jersey Resources Corp.	246,291
5,756	Nicor, Inc.	320,034
3,371	Northwest Natural Gas Co.	152,437
4,582	NorthWestern Corp.	155,376
2,268	Ormat Technologies, Inc.	38,465
4,557	Otter Tail Corp.	93,692
592	Pennichuck Corp.	16,949
9,071	Piedmont Natural Gas Co., Inc.	280,294
10,953	PNM Resources, Inc.	163,857
9,519	Portland General Electric Co.	229,598
1,782	SJW Corp.	41,556
3,785	South Jersey Industries, Inc.	195,041
5,794	Southwest Gas Corp.	214,494
6,385	UIL Holdings Corp.	216,835
4,638	UniSource Energy Corp.	175,595
1,381	Unitil Corp.	36,113
6,473	WGL Holdings, Inc.	267,723
1,607	York Water Co.	28,653
		5,112,950
	Total Common Stocks (Cost $160,674,067)	138,163,022

No. of Warrants
	Warrants - 0.0%
67	GreenHunter Energy, Inc.*	—
1,516	Magnum Hunter Resources Corp., expiring 08/29/13 at $10.50*^	—
	Total Warrants (Cost $—)	—

Principal Amount
	U.S. Government & Agency Security (a) - 0.1%
	Federal Home Loan Bank
$121,924	0.00%, due 09/01/11	121,924
	Total U.S. Government & Agency Security (Cost $121,924)	121,924

	Repurchase Agreements (a)(b) - 21.4%
43,451,605	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $43,451,684	43,451,605
	Total Repurchase Agreements (Cost $43,451,605)	43,451,605

	Total Investment Securities (Cost $204,247,596) — 89.7%	181,736,551
	Other assets less liabilities — 10.3%	20,951,402
	Net Assets — 100.0%	$202,687,953

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At August 31, 2011, the value of these securities amounted to $— or 0.00% of net assets.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $51,358,078.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

As of August 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,611,024
Aggregate gross unrealized depreciation	(24,388,717)
Net unrealized depreciation	$(22,777,693)
Federal income tax cost of investments	$204,514,244

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of August 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini Russell 2000 Futures Contracts	177	09/16/11	$12,834,270	$788,559

Cash collateral in the amount of $2,358,240 was pledged to cover margin requirements for open futures contracts as of August 31, 2011.

Swap Agreements

Ultra Russell2000 had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$14,004,889	$(177,241)

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	60,854,870	2,016,948

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	2,334,700	246,264

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	41,693,926	336,147

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	83,861,331	8,842,969

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	51,625,429	7,060,353

		$18,325,440

See accompanying notes to schedules of portfolio investments.

UltraPro QQQ®

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 42.1%
	Consumer Discretionary - 7.1%

14,615	Amazon.com, Inc.*	$3,146,463
4,563	Apollo Group, Inc., Class A*	213,663
8,055	Bed Bath & Beyond, Inc.*	458,007
67,389	Comcast Corp., Class A	1,449,537
4,747	Ctrip.com International Ltd. (ADR)*	198,045
24,823	DIRECTV, Class A*	1,091,467
3,953	Dollar Tree, Inc.*	282,323
8,011	Expedia, Inc.	242,814
6,727	Garmin Ltd.	225,556
18,498	Liberty Media Corp. - Interactive, Class A*	292,638
11,238	Mattel, Inc.	301,965
1,697	Netflix, Inc.*	398,812
59,104	News Corp., Class A	1,020,726
4,457	O’Reilly Automotive, Inc.*	289,170
1,605	priceline.com, Inc.*	862,302
3,799	Ross Stores, Inc.	290,719
3,482	Sears Holdings Corp.*	208,537
127,590	Sirius XM Radio, Inc.*	229,662
23,057	Staples, Inc.	339,860
24,235	Starbucks Corp.	935,956
5,246	Urban Outfitters, Inc.*	137,314
10,258	Virgin Media, Inc.	260,143
4,034	Wynn Resorts Ltd.	624,141
		13,499,820
	Consumer Staples - 1.1%

14,124	Costco Wholesale Corp.	1,109,299
4,940	Green Mountain Coffee Roasters, Inc.*	517,416
5,681	Whole Foods Market, Inc.	375,116
		2,001,831
	Health Care - 4.7%

5,944	Alexion Pharmaceuticals, Inc.*	344,425
30,059	Amgen, Inc.	1,665,419
7,812	Biogen Idec, Inc.*	735,890
14,963	Celgene Corp.*	889,850
5,438	Cerner Corp.*	358,690
4,551	DENTSPLY International, Inc.	160,195
17,118	Express Scripts, Inc.*	803,519
25,446	Gilead Sciences, Inc.*	1,014,914
2,983	Henry Schein, Inc.*	196,610
3,981	Illumina, Inc.*	207,410
1,270	Intuitive Surgical, Inc.*	484,315
5,780	Life Technologies Corp.*	242,760
14,201	Mylan, Inc.*	294,813
7,538	QIAGEN N.V.*	116,387
22,736	Teva Pharmaceutical Industries Ltd. (ADR)	940,361
6,660	Vertex Pharmaceuticals, Inc.*	301,498
8,208	Warner Chilcott plc, Class A	140,028
		8,897,084
	Industrials - 1.0%

5,353	C.H. Robinson Worldwide, Inc.	377,386
6,866	Expeditors International of Washington, Inc.	312,403
9,533	Fastenal Co.	319,165
3,388	Joy Global, Inc.	282,729
11,816	PACCAR, Inc.	444,636
2,776	Stericycle, Inc.*	243,483
		1,979,802
	Information Technology - 27.6%

36,992	Activision Blizzard, Inc.	437,985
16,310	Adobe Systems, Inc.*	411,664
6,036	Akamai Technologies, Inc.*	132,430
10,418	Altera Corp.	379,111
29,898	Apple, Inc.*	11,505,647
42,620	Applied Materials, Inc.	482,458
7,430	Autodesk, Inc.*	209,526
16,156	Automatic Data Processing, Inc.	808,285
8,767	Baidu, Inc. (ADR)*	1,278,053
5,718	BMC Software, Inc.*	232,208
15,603	Broadcom Corp., Class A*	556,247
16,363	CA, Inc.	343,459
6,712	Check Point Software Technologies Ltd.*	365,401
177,825	Cisco Systems, Inc.	2,788,296
6,078	Citrix Systems, Inc.*	367,294
9,837	Cognizant Technology Solutions Corp., Class A*	624,158
61,014	Dell, Inc.*	906,973
41,962	eBay, Inc.*	1,295,367
10,748	Electronic Arts, Inc.*	242,690
2,622	F5 Networks, Inc.*	214,008
2,786	First Solar, Inc.*	278,544
4,643	Fiserv, Inc.*	259,219
24,507	Flextronics International Ltd.*	140,915
5,163	FLIR Systems, Inc.	133,567
8,179	Google, Inc., Class A*	4,424,512
2,723	Infosys Ltd. (ADR)	140,561
171,418	Intel Corp.	3,450,644
9,783	Intuit, Inc.*	482,595
5,428	KLA-Tencor Corp.	199,099
4,025	Lam Research Corp.*	149,569
7,363	Linear Technology Corp.	210,803
19,764	Marvell Technology Group Ltd.*	259,897
9,549	Maxim Integrated Products, Inc.	220,104
6,158	Microchip Technology, Inc.	202,106
32,378	Micron Technology, Inc.*	191,354
272,638	Microsoft Corp.	7,252,171
11,894	NetApp, Inc.*	447,452
19,408	NVIDIA Corp.*	258,321
163,610	Oracle Corp.	4,592,533
11,699	Paychex, Inc.	315,639
53,977	QUALCOMM, Inc.	2,777,656
16,937	Research In Motion Ltd.*	550,283
7,707	SanDisk Corp.*	282,462
13,905	Seagate Technology plc	161,020
24,427	Symantec Corp.*	418,923
5,447	VeriSign, Inc.	169,674
8,588	Xilinx, Inc.	267,430
42,125	Yahoo!, Inc.*	573,111
		52,391,424
	Materials - 0.1%

3,939	Sigma-Aldrich Corp.	253,632

	Telecommunication Services - 0.5%

5,503	NII Holdings, Inc.*	212,031
28,023	Vodafone Group plc (ADR)	738,126
		950,157
	Total Common Stocks (Cost $84,658,934)	79,973,750

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 3.3%
	Federal Home Loan Bank
$148,773	0.00%, due 09/01/11	$148,773
	U.S. Treasury Bill
6,100,000	0.00%, due 09/08/11	6,100,004
	Total U.S. Government & Agency Securities (Cost $6,248,768)	6,248,777
	Repurchase Agreements (a)(b) - 31.7%
60,191,758	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $60,191,866	60,191,758
	Total Repurchase Agreements (Cost $60,191,758)	60,191,758

	Total Investment Securities (Cost $151,099,460) — 77.1%	146,414,285
	Other assets less liabilities — 22.9%	43,495,375
	Net Assets — 100.0%	$189,909,660

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $85,258,556.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR	American Depositary Receipt

As of August 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,341,044
Aggregate gross unrealized depreciation	(7,236,350)
Net unrealized depreciation	$(4,895,306)
Federal income tax cost of investments	$151,309,591

Futures Contracts Purchased

UltraPro QQQ® had the following open long futures contracts as of August 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini NASDAQ-100 Futures Contracts	88	09/16/11	$3,948,120	$117,860

Cash collateral in the amount of $324,280 was pledged to cover margin requirements for open futures contracts as of August 31, 2011.

Swap Agreements

UltraPro QQQ® had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100® Index	$87,927,200	$2,510,418

Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	25,555,392	5,821,706

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	103,692,260	4,577,021

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	124,705,885	2,058,397

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100® Index	65,330,702	3,670,344

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	77,033,044	4,358,888

Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	1,560,595	(33,811)

		$22,962,963

See accompanying notes to schedules of portfolio investments.

UltraPro Dow30SM

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 41.6%
	Consumer Discretionary - 4.3%

17,483	Home Depot, Inc.	$583,583
17,483	McDonald’s Corp.	1,581,512
17,483	Walt Disney Co. (The)	595,471
		2,760,566
	Consumer Staples - 6.0%

17,483	Coca-Cola Co. (The)	1,231,677
17,483	Kraft Foods, Inc., Class A	612,255
17,483	Procter & Gamble Co. (The)	1,113,318
17,483	Wal-Mart Stores, Inc.	930,270
		3,887,520
	Energy - 4.7%

17,483	Chevron Corp.	1,729,244
17,483	Exxon Mobil Corp.	1,294,441
		3,023,685
	Financials - 3.9%

17,483	American Express Co.	869,080
17,483	Bank of America Corp.	142,836
17,483	JPMorgan Chase & Co.	656,662
17,483	Travelers Cos., Inc. (The)	882,192
		2,550,770
	Health Care - 3.2%

17,483	Johnson & Johnson	1,150,382
17,483	Merck & Co., Inc.	579,037
17,483	Pfizer, Inc.	331,827
		2,061,246
	Industrials - 9.0%

17,483	3M Co.	1,450,739
17,483	Boeing Co. (The)	1,168,913
17,483	Caterpillar, Inc.	1,590,953
17,483	General Electric Co.	285,148
17,483	United Technologies Corp.	1,298,113
		5,793,866
	Information Technology - 7.1%

17,483	Cisco Systems, Inc.	274,133
17,483	Hewlett-Packard Co.	455,082
17,483	Intel Corp.	351,933
17,483	International Business Machines Corp.	3,005,503
17,483	Microsoft Corp.	465,048
		4,551,699
	Materials - 1.7%

17,483	Alcoa, Inc.	223,957
17,483	E.I. du Pont de Nemours & Co.	843,904
		1,067,861
	Telecommunication Services - 1.7%

17,483	AT&T, Inc.	497,916
17,483	Verizon Communications, Inc.	632,360
		1,130,276
	Total Common Stocks (Cost $27,807,198)	26,827,489

Principal Amount
	U.S. Government & Agency Security (a) - 0.1%
	Federal Home Loan Bank
$87,613	0.00%, due 09/01/11	87,613
	Total U.S. Government & Agency Security (Cost $87,613)	87,613

	Repurchase Agreements (a)(b) - 40.1%
25,821,502	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $25,821,554	25,821,502
	Total Repurchase Agreements (Cost $25,821,502)	25,821,502

	Total Investment Securities (Cost $53,716,313) — 81.8%	52,736,604
	Other assets less liabilities — 18.2%	11,748,643
	Net Assets — 100.0%	$64,485,247

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $29,997,938.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$501,387
Aggregate gross unrealized depreciation	(1,485,042)
Net unrealized depreciation	$(983,655)
Federal income tax cost of investments	$53,720,259

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro Dow30SM had the following open long futures contracts as of August 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini Dow Jones Futures Contracts	11	09/16/11	$638,110	$28,383

Cash collateral in the amount of $57,695 was pledged to cover margin requirements for open futures contracts as of August 31, 2011.

Swap Agreements

UltraPro Dow30SM had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$9,015,477	$(93,518)

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	23,091,583	1,462,464

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	93,100,559	1,197,638

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	33,360,650	1,829,225

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones Industrial AverageSM Index	2,977,907	(53,690)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	4,443,756	724,942

		$5,067,061

See accompanying notes to schedules of portfolio investments.

UltraPro S&P500®

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 62.5%
	Consumer Discretionary - 6.7%

1,744	Abercrombie & Fitch Co., Class A	$110,936
7,132	Amazon.com, Inc.*	1,535,448
2,434	Apollo Group, Inc., Class A*	113,972
1,265	AutoNation, Inc.*	51,081
502	AutoZone, Inc.*	154,114
4,982	Bed Bath & Beyond, Inc.*	283,276
6,449	Best Buy Co., Inc.	165,030
1,514	Big Lots, Inc.*	51,325
4,603	Cablevision Systems Corp., Class A	83,130
4,520	CarMax, Inc.*	127,057
8,619	Carnival Corp.	284,685
13,356	CBS Corp., Class B	334,568
616	Chipotle Mexican Grill, Inc.*	193,036
5,858	Coach, Inc.	329,337
55,230	Comcast Corp., Class A	1,187,997
5,609	D.R. Horton, Inc.	59,007
2,737	Darden Restaurants, Inc.	131,650
1,221	DeVry, Inc.	53,944
15,332	DIRECTV, Class A*	674,148
5,568	Discovery Communications, Inc., Class A*	235,415
3,984	Expedia, Inc.	120,755
2,439	Family Dollar Stores, Inc.	130,218
75,836	Ford Motor Co.*	843,296
3,070	Fortune Brands, Inc.	175,358
2,817	GameStop Corp., Class A*	67,411
4,803	Gannett Co., Inc.	55,475
7,800	Gap, Inc. (The)	128,856
3,132	Genuine Parts Co.	172,323
4,875	Goodyear Tire & Rubber Co. (The)*	60,742
6,093	H&R Block, Inc.	92,126
4,719	Harley-Davidson, Inc.	182,436
1,399	Harman International Industries, Inc.	50,630
2,731	Hasbro, Inc.	105,799
31,789	Home Depot, Inc.	1,061,117
5,985	International Game Technology	91,331
9,755	Interpublic Group of Cos., Inc. (The)	84,186
4,263	J.C. Penney Co., Inc.	113,524
13,557	Johnson Controls, Inc.	432,197
5,611	Kohl’s Corp.	260,014
2,852	Leggett & Platt, Inc.	63,286
3,217	Lennar Corp., Class A	47,290
5,035	Limited Brands, Inc.	190,021
25,989	Lowe’s Cos., Inc.	517,961
8,524	Macy’s, Inc.	221,198
5,668	Marriott International, Inc., Class A	165,959
6,942	Mattel, Inc.	186,531
20,717	McDonald’s Corp.	1,874,060
6,077	McGraw-Hill Cos., Inc. (The)	255,902
867	Netflix, Inc.*	203,754
5,824	Newell Rubbermaid, Inc.	80,604
45,625	News Corp., Class A	787,944
7,576	NIKE, Inc., Class B	656,460
3,354	Nordstrom, Inc.	152,473
5,612	Omnicom Group, Inc.	227,567
2,744	O’Reilly Automotive, Inc.*	178,031
995	priceline.com, Inc.*	534,574
6,722	PulteGroup, Inc.*	32,266
1,275	Ralph Lauren Corp.	174,815
2,332	Ross Stores, Inc.	178,456
1,821	Scripps Networks Interactive, Inc., Class A	78,030
854	Sears Holdings Corp.*	51,146
14,241	Staples, Inc.	209,912
14,963	Starbucks Corp.	577,871
3,896	Starwood Hotels & Resorts Worldwide, Inc.	173,606
13,758	Target Corp.	710,876
2,558	Tiffany & Co.	184,074
6,709	Time Warner Cable, Inc.	439,439
21,378	Time Warner, Inc.	676,827
7,701	TJX Cos., Inc.	420,629
2,484	Urban Outfitters, Inc.*	65,019
1,752	VF Corp.	205,089
11,679	Viacom, Inc., Class B	563,395
37,735	Walt Disney Co. (The)	1,285,254
112	Washington Post Co. (The), Class B	39,845
1,511	Whirlpool Corp.	94,724
3,389	Wyndham Worldwide Corp.	110,075
1,508	Wynn Resorts Ltd.	233,318
9,303	Yum! Brands, Inc.	505,804
		23,741,035
	Consumer Staples - 7.1%

41,799	Altria Group, Inc.	1,136,515
13,625	Archer-Daniels-Midland Co.	388,040
8,587	Avon Products, Inc.	193,723
2,058	Brown-Forman Corp., Class B	147,662
3,642	Campbell Soup Co.	116,071
2,660	Clorox Co.	185,402
45,707	Coca-Cola Co. (The)	3,220,058
6,483	Coca-Cola Enterprises, Inc.	179,060
9,760	Colgate-Palmolive Co.	878,107
8,171	ConAgra Foods, Inc.	199,536
3,574	Constellation Brands, Inc., Class A*	70,658
8,721	Costco Wholesale Corp.	684,947
27,069	CVS Caremark Corp.	972,048
3,661	Dean Foods Co.*	31,631
4,426	Dr. Pepper Snapple Group, Inc.	170,312
2,282	Estee Lauder Cos., Inc. (The), Class A	222,860
12,743	General Mills, Inc.	483,087
6,426	H. J. Heinz Co.	338,265
3,053	Hershey Co. (The)	179,058
2,772	Hormel Foods Corp.	76,535
2,321	J.M. Smucker Co. (The)	167,321
5,001	Kellogg Co.	271,654
7,847	Kimberly-Clark Corp.	542,699
35,105	Kraft Foods, Inc., Class A	1,229,377
12,109	Kroger Co. (The)	285,288
2,875	Lorillard, Inc.	320,333
2,641	McCormick & Co., Inc. (Non-Voting)	126,213
4,080	Mead Johnson Nutrition Co.	290,700
3,170	Molson Coors Brewing Co., Class B	138,688
31,556	PepsiCo, Inc.	2,033,153
35,517	Philip Morris International, Inc.	2,462,038
55,733	Procter & Gamble Co. (The)	3,549,077
6,751	Reynolds American, Inc.	253,635
7,064	Safeway, Inc.	129,483
11,679	Sara Lee Corp.	210,689
4,234	SUPERVALU, Inc.	33,745
11,650	Sysco Corp.	325,385

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
5,983	Tyson Foods, Inc., Class A	$104,523
18,274	Walgreen Co.	643,428
38,125	Wal-Mart Stores, Inc.	2,028,631
2,979	Whole Foods Market, Inc.	196,703
		25,216,338
	Energy - 7.7%

4,522	Alpha Natural Resources, Inc.*	149,543
9,932	Anadarko Petroleum Corp.	732,485
7,659	Apache Corp.	789,413
8,679	Baker Hughes, Inc.	530,374
2,080	Cabot Oil & Gas Corp.	157,789
4,893	Cameron International Corp.*	254,240
13,137	Chesapeake Energy Corp.	425,507
40,139	Chevron Corp.	3,970,149
28,220	ConocoPhillips	1,920,935
4,525	CONSOL Energy, Inc.	206,612
7,937	Denbury Resources, Inc.*	126,595
8,440	Devon Energy Corp.	572,485
1,388	Diamond Offshore Drilling, Inc.	88,457
15,353	El Paso Corp.	293,856
5,359	EOG Resources, Inc.	496,190
2,976	EQT Corp.	178,024
98,356	Exxon Mobil Corp.	7,282,278
4,800	FMC Technologies, Inc.*	213,408
18,261	Halliburton Co.	810,241
2,134	Helmerich & Payne, Inc.	121,681
6,039	Hess Corp.	358,354
14,216	Marathon Oil Corp.	382,695
7,114	Marathon Petroleum Corp.	263,645
3,866	Murphy Oil Corp.	207,140
5,737	Nabors Industries Ltd.*	105,790
8,443	National Oilwell Varco, Inc.	558,251
2,646	Newfield Exploration Co.*	135,078
5,034	Noble Corp.*	169,948
3,527	Noble Energy, Inc.	311,646
16,242	Occidental Petroleum Corp.	1,408,831
5,414	Peabody Energy Corp.	264,203
2,326	Pioneer Natural Resources Co.	181,823
3,530	QEP Resources, Inc.	124,291
3,214	Range Resources Corp.	208,139
2,551	Rowan Cos., Inc.*	92,015
27,092	Schlumberger Ltd.	2,116,427
6,951	Southwestern Energy Co.*	263,790
12,982	Spectra Energy Corp.	337,143
2,415	Sunoco, Inc.	92,108
2,877	Tesoro Corp.*	69,221
11,382	Valero Energy Corp.	258,599
11,743	Williams Cos., Inc. (The)	316,944
		27,546,343
	Financials - 8.9%

6,732	ACE Ltd.	434,753
9,330	Aflac, Inc.	351,928
10,443	Allstate Corp. (The)	273,920
20,880	American Express Co.	1,037,945
8,709	American International Group, Inc.*	220,599
4,844	Ameriprise Financial, Inc.	221,371
6,605	AON Corp.	308,652
2,387	Apartment Investment & Management Co., Class A (REIT)	63,423
1,922	Assurant, Inc.	67,597
1,844	AvalonBay Communities, Inc. (REIT)	251,485
202,322	Bank of America Corp.	1,652,971
24,792	Bank of New York Mellon Corp. (The)	512,451
13,903	BB&T Corp.	309,898
34,565	Berkshire Hathaway, Inc., Class B*	2,523,245
1,995	BlackRock, Inc.	328,676
2,895	Boston Properties, Inc. (REIT)	301,920
9,164	Capital One Financial Corp.	422,002
5,831	CB Richard Ellis Group, Inc., Class A*	88,398
20,969	Charles Schwab Corp. (The)	258,548
5,840	Chubb Corp.	361,438
3,252	Cincinnati Financial Corp.	90,796
58,308	Citigroup, Inc.	1,810,463
1,352	CME Group, Inc.	361,146
4,017	Comerica, Inc.	102,795
10,884	Discover Financial Services	273,841
5,022	E*Trade Financial Corp.*	62,072
5,888	Equity Residential (REIT)	360,228
1,859	Federated Investors, Inc., Class B	32,923
18,345	Fifth Third Bancorp	194,824
5,254	First Horizon National Corp.	36,988
2,890	Franklin Resources, Inc.	346,569
9,802	Genworth Financial, Inc., Class A*	67,732
10,341	Goldman Sachs Group, Inc. (The)	1,201,831
8,891	Hartford Financial Services Group, Inc.	170,174
8,101	HCP, Inc. (REIT)	302,005
3,530	Health Care REIT, Inc. (REIT)	179,889
13,708	Host Hotels & Resorts, Inc. (REIT)	162,166
10,521	Hudson City Bancorp, Inc.	65,335
17,244	Huntington Bancshares, Inc./OH	86,737
1,468	IntercontinentalExchange, Inc.*	173,151
9,226	Invesco Ltd.	168,836
3,712	Janus Capital Group, Inc.	27,098
79,335	JPMorgan Chase & Co.	2,979,823
18,988	KeyCorp	126,080
8,121	Kimco Realty Corp. (REIT)	143,742
2,973	Legg Mason, Inc.	84,641
3,953	Leucadia National Corp.	117,127
6,258	Lincoln National Corp.	129,853
6,207	Loews Corp.	233,507
2,505	M&T Bank Corp.	190,555
10,943	Marsh & McLennan Cos., Inc.	325,226
21,111	MetLife, Inc.	709,330
3,950	Moody’s Corp.	121,778
29,670	Morgan Stanley	519,225
2,991	NASDAQ OMX Group, Inc. (The)*	70,857
4,831	Northern Trust Corp.	185,655
5,234	NYSE Euronext	142,783
7,526	People’s United Financial, Inc.	88,430
3,228	Plum Creek Timber Co., Inc. (REIT)	122,567
10,510	PNC Financial Services Group, Inc.	526,971
6,412	Principal Financial Group, Inc.	162,608
13,058	Progressive Corp. (The)	250,452
9,078	ProLogis, Inc. (REIT)	247,194
9,740	Prudential Financial, Inc.	489,045
2,802	Public Storage (REIT)	346,691
25,086	Regions Financial Corp.	113,890
5,850	Simon Property Group, Inc. (REIT)	687,375
10,536	SLM Corp.	144,659

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
10,065	State Street Corp.	$357,509
10,719	SunTrust Banks, Inc.	213,308
5,181	T. Rowe Price Group, Inc.	277,080
2,312	Torchmark Corp.	88,341
8,357	Travelers Cos., Inc. (The)	421,694
38,465	U.S. Bancorp	892,773
6,141	Unum Group	144,559
5,741	Ventas, Inc. (REIT)	307,029
3,280	Vornado Realty Trust (REIT)	281,785
105,600	Wells Fargo & Co.	2,756,160
10,756	Weyerhaeuser Co. (REIT)	193,931
6,177	XL Group plc	128,543
3,674	Zions Bancorp.	64,075
		31,655,670
	Health Care - 7.4%

31,030	Abbott Laboratories	1,629,385
7,575	Aetna, Inc.	303,227
6,955	Agilent Technologies, Inc.*	256,431
6,080	Allergan, Inc.	497,405
5,471	AmerisourceBergen Corp.	216,542
18,566	Amgen, Inc.	1,028,649
11,381	Baxter International, Inc.	637,108
4,364	Becton, Dickinson and Co.	355,142
4,831	Biogen Idec, Inc.*	455,080
30,516	Boston Scientific Corp.*	206,899
34,058	Bristol-Myers Squibb Co.	1,013,226
1,710	C.R. Bard, Inc.	162,895
6,999	Cardinal Health, Inc.	297,458
4,452	CareFusion Corp.*	114,016
9,235	Celgene Corp.*	549,205
1,531	Cephalon, Inc.*	123,460
2,902	Cerner Corp.*	191,416
5,409	CIGNA Corp.	252,817
2,969	Coventry Health Care, Inc.*	97,621
9,897	Covidien plc	516,425
1,911	DaVita, Inc.*	140,611
2,814	DENTSPLY International, Inc.	99,053
2,291	Edwards Lifesciences Corp.*	172,856
20,342	Eli Lilly & Co.	763,028
9,741	Express Scripts, Inc.*	457,243
5,715	Forest Laboratories, Inc.*	195,682
15,709	Gilead Sciences, Inc.*	626,554
3,354	Hospira, Inc.*	154,955
3,366	Humana, Inc.	261,336
780	Intuitive Surgical, Inc.*	297,453
54,729	Johnson & Johnson	3,601,168
1,993	Laboratory Corp. of America Holdings*	166,475
3,569	Life Technologies Corp.*	149,898
5,033	McKesson Corp.	402,288
7,987	Medco Health Solutions, Inc.*	432,416
21,349	Medtronic, Inc.	748,709
61,633	Merck & Co., Inc.	2,041,285
8,766	Mylan, Inc.*	181,982
1,908	Patterson Cos., Inc.	55,752
2,247	PerkinElmer, Inc.	51,389
157,760	Pfizer, Inc.	2,994,285
3,133	Quest Diagnostics, Inc.	156,869
6,558	St. Jude Medical, Inc.	298,651
6,661	Stryker Corp.	325,323
9,774	Tenet Healthcare Corp.*	51,607
7,654	Thermo Fisher Scientific, Inc.*	420,434
21,633	UnitedHealth Group, Inc.	1,028,000
2,338	Varian Medical Systems, Inc.*	133,173
1,835	Waters Corp.*	146,561
2,523	Watson Pharmaceuticals, Inc.*	169,344
7,327	WellPoint, Inc.	463,799
3,836	Zimmer Holdings, Inc.*	218,230
		26,310,816
	Industrials - 6.6%

14,191	3M Co.	1,177,569
2,113	Avery Dennison Corp.	61,509
14,744	Boeing Co. (The)	985,784
3,252	C.H. Robinson Worldwide, Inc.	229,266
12,864	Caterpillar, Inc.	1,170,624
2,244	Cintas Corp.	71,763
22,017	CSX Corp.	483,053
3,919	Cummins, Inc.	364,153
10,867	Danaher Corp.	497,817
8,376	Deere & Co.	676,948
3,723	Dover Corp.	214,147
988	Dun & Bradstreet Corp.	66,087
6,806	Eaton Corp.	292,318
15,016	Emerson Electric Co.	698,995
2,460	Equifax, Inc.	79,532
4,240	Expeditors International of Washington, Inc.	192,920
5,894	Fastenal Co.	197,331
6,308	FedEx Corp.	496,566
1,113	Flowserve Corp.	105,000
3,476	Fluor Corp.	211,063
7,430	General Dynamics Corp.	476,114
211,758	General Electric Co.	3,453,773
2,488	Goodrich Corp.	221,880
15,707	Honeywell International, Inc.	750,952
9,986	Illinois Tool Works, Inc.	464,748
6,621	Ingersoll-Rand plc	221,870
4,010	Iron Mountain, Inc.	130,485
3,681	ITT Corp.	174,259
2,532	Jacobs Engineering Group, Inc.*	94,292
2,096	Joy Global, Inc.	174,911
2,126	L-3 Communications Holdings, Inc.	144,185
5,682	Lockheed Martin Corp.	421,548
7,144	Masco Corp.	63,367
7,056	Norfolk Southern Corp.	477,550
5,552	Northrop Grumman Corp.	303,250
7,296	PACCAR, Inc.	274,548
2,325	Pall Corp.	118,877
3,235	Parker Hannifin Corp.	237,546
4,066	Pitney Bowes, Inc.	82,580
2,880	Precision Castparts Corp.	471,888
4,311	Quanta Services, Inc.*	82,728
3,746	R.R. Donnelley & Sons Co.	57,127
7,118	Raytheon Co.	307,711
6,068	Republic Services, Inc.	184,224
2,930	Robert Half International, Inc.	70,086
2,892	Rockwell Automation, Inc.	185,464
3,067	Rockwell Collins, Inc.	154,761
1,910	Roper Industries, Inc.	146,975
1,020	Ryder System, Inc.	48,022
1,169	Snap-On, Inc.	61,852
15,806	Southwest Airlines Co.	136,248
3,363	Stanley Black & Decker, Inc.	208,439
1,715	Stericycle, Inc.*	150,423
5,510	Textron, Inc.	92,954
9,364	Tyco International Ltd.	389,355
9,801	Union Pacific Corp.	903,358
19,697	United Parcel Service, Inc., Class B	1,327,381
18,268	United Technologies Corp.	1,356,399
1,169	W.W. Grainger, Inc.	180,143

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
9,474	Waste Management, Inc.	$313,021
		23,387,739
	Information Technology - 11.7%

12,967	Accenture plc, Class A	694,902
10,077	Adobe Systems, Inc.*	254,343
11,532	Advanced Micro Devices, Inc.*	78,764
3,727	Akamai Technologies, Inc.*	81,770
6,438	Altera Corp.	234,279
3,518	Amphenol Corp., Class A	165,276
5,983	Analog Devices, Inc.	197,559
18,469	Apple, Inc.*	7,107,425
26,323	Applied Materials, Inc.	297,976
4,603	Autodesk, Inc.*	129,805
9,976	Automatic Data Processing, Inc.	499,099
3,533	BMC Software, Inc.*	143,475
9,529	Broadcom Corp., Class A*	339,709
7,577	CA, Inc.	159,041
109,809	Cisco Systems, Inc.	1,721,805
3,758	Citrix Systems, Inc.*	227,096
6,075	Cognizant Technology Solutions Corp., Class A*	385,459
3,096	Computer Sciences Corp.	94,923
4,360	Compuware Corp.*	36,886
31,348	Corning, Inc.	471,160
32,776	Dell, Inc.*	487,215
22,812	eBay, Inc.*	704,206
6,631	Electronic Arts, Inc.*	149,728
41,079	EMC Corp.*	927,975
1,615	F5 Networks, Inc.*	131,816
5,373	Fidelity National Information Services, Inc.	151,411
1,086	First Solar, Inc.*	108,578
2,873	Fiserv, Inc.*	160,400
3,192	FLIR Systems, Inc.	82,577
5,011	Google, Inc., Class A*	2,710,751
2,543	Harris Corp.	102,610
41,414	Hewlett-Packard Co.	1,078,006
105,863	Intel Corp.	2,131,022
24,187	International Business Machines Corp.	4,157,987
5,461	Intuit, Inc.*	269,391
3,930	Jabil Circuit, Inc.	66,221
4,529	JDS Uniphase Corp.*	58,741
10,639	Juniper Networks, Inc.*	222,674
3,357	KLA-Tencor Corp.	123,135
1,595	Lexmark International, Inc., Class A*	50,976
4,539	Linear Technology Corp.	129,952
12,086	LSI Corp.*	82,306
1,883	Mastercard, Inc., Class A	620,844
4,598	MEMC Electronic Materials, Inc.*	32,094
3,800	Microchip Technology, Inc.	124,716
17,196	Micron Technology, Inc.*	101,628
148,165	Microsoft Corp.	3,941,189
2,777	Molex, Inc.	60,677
2,580	Monster Worldwide, Inc.*	24,355
5,897	Motorola Mobility Holdings, Inc.*	222,435
6,787	Motorola Solutions, Inc.*	285,665
4,775	National Semiconductor Corp.	118,898
7,347	NetApp, Inc.*	276,394
1,391	Novellus Systems, Inc.*	38,906
11,991	NVIDIA Corp.*	159,600
77,800	Oracle Corp.	2,183,846
6,433	Paychex, Inc.	173,562
33,330	QUALCOMM, Inc.	1,715,162
3,855	Red Hat, Inc.*	152,427
5,581	SAIC, Inc.*	83,715
2,398	Salesforce.com, Inc.*	308,743
4,767	SanDisk Corp.*	174,711
15,092	Symantec Corp.*	258,828
7,252	Tellabs, Inc.	29,588
3,372	Teradata Corp.*	176,558
3,696	Teradyne, Inc.*	44,722
23,186	Texas Instruments, Inc.	607,705
3,225	Total System Services, Inc.	58,534
3,368	VeriSign, Inc.	104,913
9,564	Visa, Inc., Class A	840,484
4,638	Western Digital Corp.*	136,775
12,621	Western Union Co. (The)	208,499
27,978	Xerox Corp.	232,217
5,308	Xilinx, Inc.	165,291
26,007	Yahoo!, Inc.*	353,825
		41,425,936
	Materials - 2.2%

4,226	Air Products & Chemicals, Inc.	345,983
1,398	Airgas, Inc.	90,702
2,204	AK Steel Holding Corp.	19,814
21,244	Alcoa, Inc.	272,136
2,126	Allegheny Technologies, Inc.	106,555
3,359	Ball Corp.	120,655
2,104	Bemis Co., Inc.	65,350
1,432	CF Industries Holdings, Inc.	261,798
2,902	Cliffs Natural Resources, Inc.	240,431
23,477	Dow Chemical Co. (The)	667,921
18,547	E.I. du Pont de Nemours & Co.	895,264
1,431	Eastman Chemical Co.	118,387
4,626	Ecolab, Inc.	247,954
1,423	FMC Corp.	108,048
18,917	Freeport-McMoRan Copper & Gold, Inc.	891,747
1,595	International Flavors & Fragrances, Inc.	92,542
8,732	International Paper Co.	237,074
3,380	MeadWestvaco Corp.	93,018
10,693	Monsanto Co.	737,068
9,857	Newmont Mining Corp.	617,245
6,307	Nucor Corp.	227,557
3,281	Owens-Illinois, Inc.*	62,142
3,155	PPG Industries, Inc.	241,641
6,070	Praxair, Inc.	597,834
3,205	Sealed Air Corp.	59,036
1,759	Sherwin-Williams Co. (The)	133,227
2,430	Sigma-Aldrich Corp.	156,468
1,801	Titanium Metals Corp.	28,870
2,877	United States Steel Corp.	86,655
2,574	Vulcan Materials Co.	90,167
		7,913,289
	Telecommunication Services - 1.9%

7,926	American Tower Corp., Class A*	426,894
118,239	AT&T, Inc.	3,367,447
12,272	CenturyLink, Inc.	443,633
19,873	Frontier Communications Corp.	148,849
5,304	MetroPCS Communications, Inc.*	59,193
59,735	Sprint Nextel Corp.*	224,603
56,482	Verizon Communications, Inc.	2,042,954
10,182	Windstream Corp.	129,311
		6,842,884

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Utilities - 2.3%

13,115	AES Corp. (The)*	$142,429
4,817	Ameren Corp.	145,762
9,622	American Electric Power Co., Inc.	371,698
8,498	CenterPoint Energy, Inc.	170,045
5,039	CMS Energy Corp.	99,268
5,841	Consolidated Edison, Inc.	328,323
4,011	Constellation Energy Group, Inc.	154,383
11,500	Dominion Resources, Inc.	560,510
3,376	DTE Energy Co.	170,691
26,580	Duke Energy Corp.	502,628
6,505	Edison International	241,921
3,547	Entergy Corp.	231,300
13,219	Exelon Corp.	570,003
8,350	FirstEnergy Corp.	369,488
1,557	Integrys Energy Group, Inc.	77,959
8,422	NextEra Energy, Inc.	477,696
907	Nicor, Inc.	50,429
5,584	NiSource, Inc.	119,274
3,531	Northeast Utilities	122,526
4,816	NRG Energy, Inc.*	112,887
2,138	Oneok, Inc.	151,584
4,517	Pepco Holdings, Inc.	87,991
7,940	PG&E Corp.	336,259
2,174	Pinnacle West Capital Corp.	96,178
11,521	PPL Corp.	332,726
5,884	Progress Energy, Inc.	287,139
10,101	Public Service Enterprise Group, Inc.	344,747
2,285	SCANA Corp.	91,903
4,776	Sempra Energy	250,836
16,954	Southern Co.	701,217
4,284	TECO Energy, Inc.	78,397
4,675	Wisconsin Energy Corp.	147,917
9,661	Xcel Energy, Inc.	238,337
		8,164,451
	Total Common Stocks (Cost $244,301,661)	222,204,501

Principal Amount
	U.S. Government & Agency Security (a) - 0.1%
	Federal Home Loan Bank
$224,254	0.00%, due 09/01/11	224,254
	Total U.S. Government & Agency Security (Cost $224,254)	224,254

	Repurchase Agreements (a)(b) - 32.3%
114,676,483	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $114,676,673	114,676,483
	Total Repurchase Agreements (Cost $114,676,483)	114,676,483

	Total Investment Securities (Cost $359,202,398) — 94.9%	337,105,238
	Other assets less liabilities — 5.1%	18,146,556
	Net Assets — 100.0%	$355,251,794

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $179,134,998.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of August 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,252,525
Aggregate gross unrealized depreciation	(23,368,376)
Net unrealized depreciation	$(22,115,851)
Federal income tax cost of investments	$359,221,089

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of August 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini S&P 500 Futures Contracts	709	09/16/11	$43,151,513	$1,562,439

Cash collateral in the amount of $3,602,875 was pledged to cover margin requirements for open futures contracts as of August 31, 2011.

Swap Agreements

UltraPro S&P500® had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$58,271,432	$8,206,198

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	101,444,540	953,404

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	125,320,028	(6,408,764)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	94,664,789	(3,391,286)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	66,650,360	8,016,633

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	71,978,122	1,137,141

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	186,557,100	8,211,129

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	95,490,591	(2,533,889)

		$14,190,566

See accompanying notes to schedules of portfolio investments.

UltraPro MidCap400

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 24.1%
	Consumer Discretionary - 3.4%

365	99 Cents Only Stores*	$6,796
556	Aaron’s, Inc.	14,812
592	Advance Auto Parts, Inc.	35,946
624	Aeropostale, Inc.*	6,976
445	AMC Networks, Inc., Class A*	16,465
1,506	American Eagle Outfitters, Inc.	16,671
312	American Greetings Corp., Class A	6,621
402	Ann, Inc.*	9,475
532	Ascena Retail Group, Inc.*	15,119
334	Bally Technologies, Inc.*	10,481
303	Barnes & Noble, Inc.	4,042
235	Bob Evans Farms, Inc.	7,464
847	BorgWarner, Inc.*	60,467
655	Brinker International, Inc.	14,790
486	Career Education Corp.*	8,247
451	Cheesecake Factory, Inc. (The)*	12,380
1,362	Chico’s FAS, Inc.	18,959
476	Collective Brands, Inc.*	6,421
299	Deckers Outdoor Corp.*	26,599
706	Dick’s Sporting Goods, Inc.*	24,802
946	Dollar Tree, Inc.*	67,563
549	DreamWorks Animation SKG, Inc., Class A*	11,595
2,079	Eastman Kodak Co.*	6,611
1,190	Foot Locker, Inc.	24,835
386	Fossil, Inc.*	37,291
1,103	Gentex Corp.	28,617
494	Guess?, Inc.	16,850
746	Hanesbrands, Inc.*	21,306
226	International Speedway Corp., Class A	5,686
178	ITT Educational Services, Inc.*	12,845
362	John Wiley & Sons, Inc., Class A	17,662
559	KB Home	3,684
445	Lamar Advertising Co., Class A*	9,305
327	Life Time Fitness, Inc.*	12,537
1,128	LKQ Corp.*	28,877
228	Matthews International Corp., Class A	7,618
292	MDC Holdings, Inc.	5,712
281	Meredith Corp.	7,250
435	Mohawk Industries, Inc.*	21,554
921	New York Times Co. (The), Class A*	7,534
43	NVR, Inc.*	27,370
2,192	Office Depot, Inc.*	5,699
235	Panera Bread Co., Class A*	27,060
877	PetSmart, Inc.	36,992
265	Polaris Industries, Inc.	29,116
520	PVH Corp.	34,663
771	RadioShack Corp.	10,031
446	Regis Corp.	6,587
492	Rent-A-Center, Inc.	13,865
343	Ryland Group, Inc.	3,999
1,264	Saks, Inc.*	12,236
184	Scholastic Corp.	5,108
491	Scientific Games Corp., Class A*	4,331
1,846	Service Corp. International	18,866
522	Sotheby’s	19,424
95	Strayer Education, Inc.	8,992
328	Thor Industries, Inc.	7,291
304	Timberland Co. (The), Class A*	13,054
1,132	Toll Brothers, Inc.*	19,459
559	Tractor Supply Co.	34,306
482	Tupperware Brands Corp.	32,053
276	Under Armour, Inc., Class A*	19,557
380	Valassis Communications, Inc.*	9,603
340	Warnaco Group, Inc. (The)*	18,139
2,357	Wendy’s Co. (The)	11,479
811	Williams-Sonoma, Inc.	26,852
443	WMS Industries, Inc.*	9,666
		1,144,263
	Consumer Staples - 1.2%

423	BJ’s Wholesale Club, Inc.*	21,497
1,105	Church & Dwight Co., Inc.	48,112
590	Corn Products International, Inc.	27,588
539	Energizer Holdings, Inc.*	40,684
869	Flowers Foods, Inc.	16,554
965	Green Mountain Coffee Roasters, Inc.*	101,074
533	Hansen Natural Corp.*	45,476
147	Lancaster Colony Corp.	8,911
426	Ralcorp Holdings, Inc.*	36,879
331	Ruddick Corp.	13,535
1,283	Smithfield Foods, Inc.*	28,123
193	Tootsie Roll Industries, Inc.	4,891
179	Universal Corp.	7,285
		400,609
	Energy - 1.8%

1,642	Arch Coal, Inc.	33,349
435	Atwood Oceanics, Inc.*	18,309
365	Bill Barrett Corp.*	17,502
147	CARBO Ceramics, Inc.	23,542
661	Cimarex Energy Co.	46,990
368	Comstock Resources, Inc.*	7,489
616	Dresser-Rand Group, Inc.*	26,149
266	Dril-Quip, Inc.*	17,210
557	Energen Corp.	27,349
494	Exterran Holdings, Inc.*	5,849
878	Forest Oil Corp.*	17,095
819	Helix Energy Solutions Group, Inc.*	13,833
806	HollyFrontier Corp.	57,839
420	Northern Oil and Gas, Inc.*	8,576
839	Oceaneering International, Inc.	35,817
396	Oil States International, Inc.*	26,168
207	Overseas Shipholding Group, Inc.	3,691
706	Patriot Coal Corp.*	10,399
1,195	Patterson-UTI Energy, Inc.	29,206
1,090	Plains Exploration & Production Co.*	32,057
912	Quicksilver Resources, Inc.*	8,691
492	SM Energy Co.	37,638
964	Southern Union Co.	40,372
616	Superior Energy Services, Inc.*	21,757
401	Tidewater, Inc.	21,494
309	Unit Corp.*	14,736
		603,107
	Financials - 4.6%

402	Affiliated Managers Group, Inc.*	35,038
477	Alexandria Real Estate Equities, Inc. (REIT)	34,730
583	American Financial Group, Inc./OH	19,402
1,514	Apollo Investment Corp.	13,762
854	Arthur J. Gallagher & Co.	24,091
548	Aspen Insurance Holdings Ltd.	13,157
1,340	Associated Banc-Corp	14,740
640	Astoria Financial Corp.	6,534
568	BancorpSouth, Inc.	6,413

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
369	Bank of Hawaii Corp.	$15,339
567	BRE Properties, Inc. (REIT)	28,497
906	Brown & Brown, Inc.	19,035
542	Camden Property Trust (REIT)	36,216
608	Cathay General Bancorp	7,795
366	City National Corp./CA	16,430
600	Commerce Bancshares, Inc./MO	23,742
550	Corporate Office Properties Trust (REIT)	14,735
801	Cousins Properties, Inc. (REIT)	5,783
473	Cullen/Frost Bankers, Inc.	24,118
1,953	Duke Realty Corp. (REIT)	23,182
1,149	East West Bancorp, Inc.	19,177
917	Eaton Vance Corp.	22,384
479	Equity One, Inc. (REIT)	8,627
252	Essex Property Trust, Inc. (REIT)	36,175
420	Everest Re Group Ltd.	33,894
481	Federal Realty Investment Trust (REIT)	43,555
1,726	Fidelity National Financial, Inc., Class A	29,325
813	First American Financial Corp.	12,398
2,344	First Niagara Financial Group, Inc.	25,221
844	FirstMerit Corp.	10,516
1,541	Fulton Financial Corp.	14,131
197	Greenhill & Co., Inc.	6,999
646	Hancock Holding Co.	20,175
351	Hanover Insurance Group, Inc. (The)	12,468
879	HCC Insurance Holdings, Inc.	25,702
558	Highwoods Properties, Inc. (REIT)	18,280
954	Hospitality Properties Trust (REIT)	22,400
408	International Bancshares Corp.	6,385
1,102	Jefferies Group, Inc.	18,084
332	Jones Lang LaSalle, Inc.	22,214
378	Kemper Corp.	9,692
890	Liberty Property Trust (REIT)	30,207
1,012	Macerich Co. (The) (REIT)	49,628
672	Mack-Cali Realty Corp. (REIT)	20,933
276	Mercury General Corp.	10,905
929	MSCI, Inc., Class A*	32,116
3,381	New York Community Bancorp, Inc.	43,311
1,972	Old Republic International Corp.	19,602
786	Omega Healthcare Investors, Inc. (REIT)	14,266
310	Potlatch Corp. (REIT)	10,404
362	Prosperity Bancshares, Inc.	13,702
663	Protective Life Corp.	12,590
782	Raymond James Financial, Inc.	21,959
942	Rayonier, Inc. (REIT)	39,507
981	Realty Income Corp. (REIT)	34,021
695	Regency Centers Corp. (REIT)	28,676
571	Reinsurance Group of America, Inc.	30,474
1,117	SEI Investments Co.	19,112
1,174	Senior Housing Properties Trust (REIT)	27,929
641	SL Green Realty Corp. (REIT)	46,306
350	StanCorp Financial Group, Inc.	10,693
331	SVB Financial Group*	15,252
6,070	Synovus Financial Corp.	8,802
432	Taubman Centers, Inc. (REIT)	24,896
1,229	TCF Financial Corp.	12,831
483	Transatlantic Holdings, Inc.	24,454
441	Trustmark Corp.	9,481
1,693	UDR, Inc. (REIT)	45,220
1,313	Valley National Bancorp	15,612
898	W. R. Berkley Corp.	27,739
668	Waddell & Reed Financial, Inc., Class A	20,855
858	Washington Federal, Inc.	12,896
569	Webster Financial Corp.	10,299
933	Weingarten Realty Investors (REIT)	22,737
224	Westamerica Bancorp.	9,500
		1,577,456
	Health Care - 2.7%

1,470	Allscripts Healthcare Solutions, Inc.*	26,394
383	AMERIGROUP Corp.*	18,947
152	Bio-Rad Laboratories, Inc., Class A*	15,252
385	Catalyst Health Solutions, Inc.*	20,682
400	Charles River Laboratories International, Inc.*	13,248
726	Community Health Systems, Inc.*	14,781
363	Cooper Cos., Inc. (The)	27,323
469	Covance, Inc.*	23,244
901	Endo Pharmaceuticals Holdings, Inc.*	28,751
371	Gen-Probe, Inc.*	22,249
1,957	Health Management Associates, Inc., Class A*	16,087
699	Health Net, Inc.*	17,258
713	Henry Schein, Inc.*	46,994
488	Hill-Rom Holdings, Inc.	14,786
2,021	Hologic, Inc.*	33,629
444	IDEXX Laboratories, Inc.*	35,422
399	Kindred Healthcare, Inc.*	5,163
477	Kinetic Concepts, Inc.*	32,217
406	LifePoint Hospitals, Inc.*	14,900
732	Lincare Holdings, Inc.	15,760
462	Masimo Corp.	11,398
477	Medicis Pharmaceutical Corp., Class A	18,555
372	MEDNAX, Inc.*	24,295
248	Mettler-Toledo International, Inc.*	39,499
896	Omnicare, Inc.	26,620
492	Owens & Minor, Inc.	14,485
645	Perrigo Co.	61,107
875	Pharmaceutical Product Development, Inc.	27,545
1,182	ResMed, Inc.*	36,607
458	STERIS Corp.	14,738
287	Techne Corp.	20,799
312	Teleflex, Inc.	17,946
442	Thoratec Corp.*	15,143
395	United Therapeutics Corp.*	17,044
755	Universal Health Services, Inc., Class B	31,408
668	VCA Antech, Inc.*	12,365
1,593	Vertex Pharmaceuticals, Inc.*	72,115
329	WellCare Health Plans, Inc.*	15,078
		919,834
	Industrials - 3.5%

335	Acuity Brands, Inc.	15,423
921	Aecom Technology Corp.*	20,925
733	AGCO Corp.*	31,402
277	Alaska Air Group, Inc.*	15,991
322	Alexander & Baldwin, Inc.	13,662
260	Alliant Techsystems, Inc.	16,502
1,243	AMETEK, Inc.	48,576
798	BE Aerospace, Inc.*	27,794

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
360	Brink’s Co. (The)	$9,252
474	Carlisle Cos., Inc.	18,586
356	Clean Harbors, Inc.*	19,178
428	Con-way, Inc.	10,953
462	Copart, Inc.*	19,884
267	Corporate Executive Board Co. (The)	8,790
830	Corrections Corp. of America*	18,833
356	Crane Co.	15,041
397	Deluxe Corp.	8,786
590	Donaldson Co., Inc.	34,798
236	Esterline Technologies Corp.*	17,768
325	FTI Consulting, Inc.*	11,824
404	Gardner Denver, Inc.	31,831
358	GATX Corp.	12,981
403	General Cable Corp.*	12,150
469	Graco, Inc.	18,516
263	Granite Construction, Inc.	5,452
624	Harsco Corp.	14,265
443	Herman Miller, Inc.	8,802
346	HNI Corp.	7,135
466	Hubbell, Inc., Class B	27,555
377	Huntington Ingalls Industries, Inc.*	11,287
641	IDEX Corp.	23,832
669	J.B. Hunt Transport Services, Inc.	26,887
1,572	JetBlue Airways Corp.*	6,838
848	Kansas City Southern*	45,928
1,171	KBR, Inc.	35,189
633	Kennametal, Inc.	23,332
430	Kirby Corp.*	23,667
363	Korn/Ferry International*	5,902
370	Landstar System, Inc.	14,981
346	Lennox International, Inc.	10,802
652	Lincoln Electric Holdings, Inc.	22,188
636	Manpower, Inc.	25,618
240	Mine Safety Appliances Co.	7,416
350	MSC Industrial Direct Co., Class A	21,585
528	Nordson Corp.	23,179
704	Oshkosh Corp.*	13,883
761	Pentair, Inc.	26,118
321	Regal-Beloit Corp.	18,872
490	Rollins, Inc.	10,246
558	Shaw Group, Inc. (The)*	13,007
394	SPX Corp.	22,415
847	Terex Corp.*	13,662
405	Thomas & Betts Corp.*	17,690
628	Timken Co.	24,712
349	Towers Watson & Co., Class A	20,588
618	Trinity Industries, Inc.	17,032
295	Triumph Group, Inc.	15,452
483	United Rentals, Inc.*	8,056
608	URS Corp.*	21,323
794	UTi Worldwide, Inc.	10,755
166	Valmont Industries, Inc.	15,360
878	Waste Connections, Inc.	30,370
219	Watsco, Inc.	13,063
343	Werner Enterprises, Inc.	7,985
373	Westinghouse Air Brake Technologies Corp.	22,712
457	Woodward, Inc.	14,816
		1,209,403
	Information Technology - 3.6%

258	ACI Worldwide, Inc.*	7,717
627	Acxiom Corp.*	6,878
500	ADTRAN, Inc.	15,530
251	Advent Software, Inc.*	5,821
394	Alliance Data Systems Corp.*	36,804
709	ANSYS, Inc.*	38,272
827	AOL, Inc.*	12,885
897	Arrow Electronics, Inc.*	27,986
3,537	Atmel Corp.*	32,222
1,181	Avnet, Inc.*	30,989
954	Broadridge Financial Solutions, Inc.	19,862
2,079	Cadence Design Systems, Inc.*	19,210
734	Ciena Corp.*	8,984
363	Concur Technologies, Inc.*	15,181
938	Convergys Corp.*	9,990
844	CoreLogic, Inc.*	9,638
893	Cree, Inc.*	28,960
1,299	Cypress Semiconductor Corp.*	20,576
505	Diebold, Inc.	14,463
306	Digital River, Inc.*	6,157
276	DST Systems, Inc.	12,950
362	Equinix, Inc.*	34,042
357	Factset Research Systems, Inc.	31,380
308	Fair Isaac Corp.	7,869
987	Fairchild Semiconductor International, Inc.*	13,088
669	Gartner, Inc.*	23,830
619	Global Payments, Inc.	28,369
818	Informatica Corp.*	34,176
1,244	Ingram Micro, Inc., Class A*	22,193
1,146	Integrated Device Technology, Inc.*	6,486
540	International Rectifier Corp.*	12,307
971	Intersil Corp., Class A	10,904
314	Itron, Inc.*	12,503
667	Jack Henry & Associates, Inc.	19,503
962	Lam Research Corp.*	35,748
668	Lender Processing Services, Inc.	11,784
176	Mantech International Corp., Class A	6,598
858	Mentor Graphics Corp.*	9,601
627	MICROS Systems, Inc.*	29,883
690	National Instruments Corp.	17,547
1,226	NCR Corp.*	21,124
570	NeuStar, Inc., Class A*	14,250
918	Parametric Technology Corp.*	16,524
372	Plantronics, Inc.	11,923
1,364	Polycom, Inc.*	32,463
810	QLogic Corp.*	11,316
471	Quest Software, Inc.*	8,115
770	Rackspace Hosting, Inc.*	28,151
2,140	RF Micro Devices, Inc.*	13,289
1,187	Riverbed Technology, Inc.*	29,414
873	Rovi Corp.*	42,681
504	Semtech Corp.*	10,750
345	Silicon Laboratories, Inc.*	11,927
1,440	Skyworks Solutions, Inc.*	29,707
546	Solera Holdings, Inc.	32,023
1,134	Synopsys, Inc.*	29,348
358	Tech Data Corp.*	16,855
1,250	TIBCO Software, Inc.*	27,975
948	Trimble Navigation Ltd.*	35,209
608	ValueClick, Inc.*	9,302
583	Varian Semiconductor Equipment Associates, Inc.*	35,729
1,279	Vishay Intertechnology, Inc.*	14,581
422	Zebra Technologies Corp., Class A*	15,162
		1,246,704
	Materials - 1.7%

709	Albemarle Corp.	35,953
520	Aptargroup, Inc.	26,250

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
612	Ashland, Inc.	$32,442
507	Cabot Corp.	17,456
340	Carpenter Technology Corp.	17,160
892	Commercial Metals Co.	10,481
254	Compass Minerals International, Inc.	19,205
380	Cytec Industries, Inc.	17,252
317	Domtar Corp.	25,461
241	Greif, Inc., Class A	13,462
343	Intrepid Potash, Inc.*	11,738
1,022	Louisiana-Pacific Corp.*	6,817
497	Lubrizol Corp.	66,971
353	Martin Marietta Materials, Inc.	25,003
142	Minerals Technologies, Inc.	8,237
74	NewMarket Corp.	12,408
616	Olin Corp.	12,283
776	Packaging Corp. of America	19,672
578	Reliance Steel & Aluminum Co.	23,952
526	Rock-Tenn Co., Class A	28,230
1,009	RPM International, Inc.	21,028
347	Scotts Miracle-Gro Co. (The), Class A	16,850
387	Sensient Technologies Corp.	14,067
379	Silgan Holdings, Inc.	14,376
770	Sonoco Products Co.	24,324
1,689	Steel Dynamics, Inc.	21,501
837	Temple-Inland, Inc.	20,255
724	Valspar Corp.	23,378
430	Worthington Industries, Inc.	6,988
		593,200
	Telecommunication Services - 0.1%

705	Telephone & Data Systems, Inc.	18,069
1,165	tw telecom, inc.*	22,473
		40,542
	Utilities - 1.5%

605	AGL Resources, Inc.	25,059
858	Alliant Energy Corp.	34,809
1,069	Aqua America, Inc.	23,603
699	Atmos Energy Corp.	23,444
305	Black Hills Corp.	9,333
471	Cleco Corp.	16,735
904	DPL, Inc.	27,048
1,051	Great Plains Energy, Inc.	20,547
737	Hawaiian Electric Industries, Inc.	17,703
383	IDACORP, Inc.	14,631
1,459	MDU Resources Group, Inc.	31,135
639	National Fuel Gas Co.	39,203
800	NSTAR	36,576
1,823	NV Energy, Inc.	27,199
757	OGE Energy Corp.	37,888
670	PNM Resources, Inc.	10,023
1,372	Questar Corp.	25,711
864	UGI Corp.	25,713
632	Vectren Corp.	17,298
879	Westar Energy, Inc.	23,425
396	WGL Holdings, Inc.	16,378
		503,461
	Total Common Stocks (Cost $8,857,854)	8,238,579

Principal Amount
	U.S. Government & Agency Security (a) - 0.1%
	Federal Home Loan Bank
$35,951	0.00%, due 09/01/11	$35,951
	Total U.S. Government & Agency Security (Cost $35,951)	35,951

	Repurchase Agreements (a)(b) - 52.7%
18,063,147	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $18,063,178	18,063,147
	Total Repurchase Agreements (Cost $18,063,147)	18,063,147

	Total Investment Securities (Cost $26,956,952) — 76.9%	26,337,677
	Other assets less liabilities — 23.1%	7,926,449
	Net Assets — 100.0%	$34,264,126

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $15,392,240.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of August 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$396,168
Aggregate gross unrealized depreciation	(1,021,540)
Net unrealized depreciation	$(625,372)
Federal income tax cost of investments	$26,963,049

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of August 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini S&P MidCap 400 Futures Contracts	66	09/16/11	$5,772,360	$157,065

Cash collateral in the amount of $389,883 was pledged to cover margin requirements for open futures contracts as of August 31, 2011.

Swap Agreements

UltraPro MidCap400 had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400™ Index	$7,450,154	$1,236,012

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400™ Index	4,595,106	651,816

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400™ Index	31,179,606	(890,557)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400™ Index	5,368,841	782,211

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400™ Index	7,004,209	129,763

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400™ Index	25,961,429	5,488,386

Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400™ Index	7,225,763	134,972

		$7,532,603

See accompanying notes to schedules of portfolio investments.

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 42.1%
	Consumer Discretionary - 5.6%

568	1-800-Flowers.com, Inc., Class A*	$1,414
1,025	99 Cents Only Stores*	19,086
408	A.H. Belo Corp., Class A	2,183
1,766	Aeropostale, Inc.*	19,744
542	AFC Enterprises, Inc.*	7,041
387	Ambassadors Group, Inc.	2,941
1,461	American Axle & Manufacturing Holdings, Inc.*	13,660
884	American Greetings Corp., Class A	18,758
391	American Public Education, Inc.*	16,117
201	America’s Car-Mart, Inc.*	6,040
487	Amerigon, Inc.*	6,511
705	Ameristar Casinos, Inc.	13,162
1,139	Ann, Inc.*	26,846
594	Arbitron, Inc.	22,305
286	Archipelago Learning, Inc.*	2,657
265	Arctic Cat, Inc.*	4,155
639	Asbury Automotive Group, Inc.*	12,020
1,374	Ascena Retail Group, Inc.*	39,049
315	Ascent Capital Group, Inc., Class A*	15,089
395	Audiovox Corp., Class A*	2,532
635	Barnes & Noble, Inc.	8,471
1,667	Beazer Homes USA, Inc.*	3,517
840	bebe stores, inc.	5,762
2,025	Belo Corp., Class A	11,036
291	Benihana, Inc., Class A*	2,360
481	Big 5 Sporting Goods Corp.	3,574
27	Biglari Holdings, Inc.*	8,890
526	BJ’s Restaurants, Inc.*	24,285
290	Black Diamond, Inc.*	2,236
281	Blue Nile, Inc.*	10,911
114	Blyth, Inc.	6,489
663	Bob Evans Farms, Inc.	21,057
257	Body Central Corp.*	4,459
270	Bon-Ton Stores, Inc. (The)	1,893
1,198	Boyd Gaming Corp.*	7,487
421	Bravo Brio Restaurant Group, Inc.*	8,736
391	Bridgepoint Education, Inc.*	8,633
970	Brown Shoe Co., Inc.	7,983
1,948	Brunswick Corp.	30,954
589	Buckle, Inc. (The)	23,207
401	Buffalo Wild Wings, Inc.*	24,714
364	Build-A-Bear Workshop, Inc.*	2,151
946	Cabela’s, Inc.*	22,184
1,409	Callaway Golf Co.	7,919
361	Cambium Learning Group, Inc.*	1,079
344	Capella Education Co.*	11,001
283	Caribou Coffee Co., Inc.*	4,299
276	Carrols Restaurant Group, Inc.*	2,550
1,075	Carter’s, Inc.*	33,250
922	Casual Male Retail Group, Inc.*	3,845
605	Cato Corp. (The), Class A	15,355
149	Cavco Industries, Inc.*	5,419
434	CEC Entertainment, Inc.	13,480
801	Central European Media Enterprises Ltd., Class A*	10,301
2,543	Charming Shoppes, Inc.*	8,061
1,263	Cheesecake Factory, Inc. (The)*	34,669
186	Cherokee, Inc.	2,576
571	Children’s Place Retail Stores, Inc. (The)*	24,507
783	Christopher & Banks Corp.	3,727
275	Churchill Downs, Inc.	12,040
2,033	Cinemark Holdings, Inc.	42,591
328	Citi Trends, Inc.*	3,824
686	Coinstar, Inc.*	31,275
1,330	Coldwater Creek, Inc.*	1,410
1,347	Collective Brands, Inc.*	18,171
265	Columbia Sportswear Co.	13,963
317	Conn’s, Inc.*	1,816
1,358	Cooper Tire & Rubber Co.	16,473
249	Core-Mark Holding Co., Inc.*	8,844
1,705	Corinthian Colleges, Inc.*	3,751
415	Cost Plus, Inc.*	3,225
502	Cracker Barrel Old Country Store, Inc.	21,265
1,871	CROCS, Inc.*	51,191
763	Crown Media Holdings, Inc., Class A*	1,007
177	CSS Industries, Inc.	3,142
506	Cumulus Media, Inc., Class A*	1,361
3,200	Dana Holding Corp.*	40,800
155	Delta Apparel, Inc.*	2,579
2,164	Denny’s Corp.*	8,202
235	Destination Maternity Corp.	3,302
338	DineEquity, Inc.*	14,162
1,351	Domino’s Pizza, Inc.*	37,463
237	Dorman Products, Inc.*	7,667
418	Drew Industries, Inc.	8,322
745	E.W. Scripps Co. (The), Class A*	6,258
5,885	Eastman Kodak Co.*	18,714
130	Einstein Noah Restaurant Group, Inc.	1,946
529	Entercom Communications Corp., Class A*	3,232
1,100	Entravision Communications Corp., Class A*	1,243
528	Ethan Allen Interiors, Inc.	9,076
1,693	Exide Technologies*	9,549
1,209	Express, Inc.	23,080
1,134	Finish Line (The), Class A	22,793
193	Fisher Communications, Inc.*	5,116
860	Fred’s, Inc., Class A	9,847
364	Fuel Systems Solutions, Inc.*	7,691
917	Furniture Brands International, Inc.*	2,577
361	G-III Apparel Group Ltd.*	10,202
780	Gaylord Entertainment Co.*	19,609
96	Geeknet, Inc.*	2,025
518	Genesco, Inc.*	27,464
249	Global Sources Ltd.*	2,037
313	Global Traffic Network, Inc.*	4,382
500	GNC Holdings, Inc., Class A*	12,100
117	Gordmans Stores, Inc.*	1,743
627	Grand Canyon Education, Inc.*	9,750
1,085	Gray Television, Inc.*	2,062
526	Group 1 Automotive, Inc.	21,961
968	Harte-Hanks, Inc.	7,696
411	Haverty Furniture Cos., Inc.	4,870
675	Helen of Troy Ltd.*	20,264
395	hhgregg, Inc.*	4,337
599	Hibbett Sports, Inc.*	22,439
1,371	Hillenbrand, Inc.	27,968
979	HOT Topic, Inc.	8,106
1,340	Hovnanian Enterprises, Inc., Class A*	2,198
874	HSN, Inc.*	28,090
1,596	Iconix Brand Group, Inc.*	31,250
448	interCLICK, Inc.*	2,589
644	International Speedway Corp., Class A	16,203
880	Interval Leisure Group, Inc.*	11,088

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
520	iRobot Corp.*	$14,466
446	Isle of Capri Casinos, Inc.*	2,917
1,015	Jack in the Box, Inc.*	21,082
595	Jakks Pacific, Inc.*	10,115
1,442	Jamba, Inc.*	2,538
106	Johnson Outdoors, Inc., Class A*	1,677
1,913	Jones Group, Inc. (The)	22,478
604	JoS. A. Bank Clothiers, Inc.*	30,955
945	Journal Communications, Inc., Class A*	3,487
569	K12, Inc.*	15,295
1,684	KB Home	11,098
165	Kenneth Cole Productions, Inc., Class A*	1,916
366	Kirkland’s, Inc.*	3,389
657	Knology, Inc.*	8,955
1,279	Krispy Kreme Doughnuts, Inc.*	11,626
573	K-Swiss, Inc., Class A*	3,060
1,135	La-Z-Boy, Inc.*	9,988
907	Leapfrog Enterprises, Inc.*	2,993
434	Libbey, Inc.*	5,625
925	Life Time Fitness, Inc.*	35,465
203	Lifetime Brands, Inc.	2,152
649	LIN TV Corp., Class A*	2,005
494	Lincoln Educational Services Corp.	4,856
986	Lions Gate Entertainment Corp.*	6,863
483	Lithia Motors, Inc., Class A	9,114
3,087	Live Nation Entertainment, Inc.*	28,555
2,069	Liz Claiborne, Inc.*	10,800
411	Luby’s, Inc.*	1,870
506	Lumber Liquidators Holdings, Inc.*	7,661
409	M/I Homes, Inc.*	3,370
260	Mac-Gray Corp.	3,604
512	Maidenform Brands, Inc.*	13,015
446	Marcus Corp.	4,362
223	Marine Products Corp.*	1,242
508	MarineMax, Inc.*	3,449
595	Martha Stewart Living Omnimedia, Class A*	1,987
646	Matthews International Corp., Class A	21,583
1,262	McClatchy Co. (The), Class A*	2,145
292	McCormick & Schmick’s Seafood Restaurants, Inc.*	1,822
820	MDC Holdings, Inc.	16,039
548	MDC Partners, Inc., Class A	8,741
1,126	Men’s Wearhouse, Inc. (The)	32,553
795	Meredith Corp.	20,511
611	Meritage Homes Corp.*	11,444
1,018	Modine Manufacturing Co.*	11,727
195	Monarch Casino & Resort, Inc.*	1,983
667	Monro Muffler Brake, Inc.	26,367
482	Morgans Hotel Group Co.*	3,311
264	Motorcar Parts of America, Inc.*	2,682
378	Movado Group, Inc.	5,201
588	Multimedia Games Holding Co., Inc.*	2,899
194	National American University Holdings, Inc.	1,703
1,206	National CineMedia, Inc.	17,089
595	New York & Co., Inc.*	2,082
3,001	New York Times Co. (The), Class A*	24,548
240	Nexstar Broadcasting Group, Inc., Class A*	1,464
590	Nutrisystem, Inc.	7,546
403	O’Charleys, Inc.*	2,265
6,072	Office Depot, Inc.*	15,787
1,881	OfficeMax, Inc.*	11,794
458	Orbitz Worldwide, Inc.*	1,163
2,085	Orient-Express Hotels Ltd., Class A*	16,346
314	Outdoor Channel Holdings, Inc.*	2,163
253	Overstock.com, Inc.*	2,649
281	Oxford Industries, Inc.	10,065
497	P.F. Chang’s China Bistro, Inc.	14,980
1,038	Pacific Sunwear of California, Inc.*	1,609
431	Papa John’s International, Inc.*	12,822
280	Peet’s Coffee & Tea, Inc.*	16,310
977	Penske Automotive Group, Inc.	17,820
1,152	PEP Boys-Manny Moe & Jack	11,382
284	Perry Ellis International, Inc.*	6,526
473	PetMed Express, Inc.	4,791
2,328	Pier 1 Imports, Inc.*	24,863
1,355	Pinnacle Entertainment, Inc.*	18,591
1,054	Pool Corp.	27,330
2,839	Quiksilver, Inc.*	11,867
188	R.G. Barry Corp.	1,919
218	ReachLocal, Inc.*	3,172
321	Red Lion Hotels Corp.*	2,244
284	Red Robin Gourmet Burgers, Inc.*	8,861
1,264	Regis Corp.	18,669
1,392	Rent-A-Center, Inc.	39,227
208	Rentrak Corp.*	2,976
1,424	Ruby Tuesday, Inc.*	11,862
328	rue21, inc.*	8,220
770	Ruth’s Hospitality Group, Inc.*	4,073
971	Ryland Group, Inc.	11,322
79	Saga Communications, Inc., Class A*	2,469
2,523	Saks, Inc.*	24,423
581	Scholastic Corp.	16,129
1,273	Scientific Games Corp., Class A*	11,228
1,082	Sealy Corp.*	2,207
1,216	Select Comfort Corp.*	19,310
118	Shiloh Industries, Inc.	1,193
200	Shoe Carnival, Inc.*	5,062
1,182	Shuffle Master, Inc.*	10,473
652	Shutterfly, Inc.*	34,986
1,103	Sinclair Broadcast Group, Inc., Class A	8,614
912	Six Flags Entertainment Corp.	30,598
819	Skechers U.S.A., Inc., Class A*	13,210
150	Skyline Corp.	1,638
1,318	Smith & Wesson Holding Corp.*	4,310
880	Sonic Automotive, Inc., Class A	12,214
1,352	Sonic Corp.*	12,533
1,478	Sotheby’s	54,996
729	Spartan Motors, Inc.	3,339
258	Speedway Motorsports, Inc.	3,455
790	Stage Stores, Inc.	12,901
430	Standard Motor Products, Inc.	5,663
2,324	Standard Pacific Corp.*	5,973
601	Stein Mart, Inc.	4,255
329	Steiner Leisure Ltd.*	13,124
144	Steinway Musical Instruments, Inc.*	3,581
828	Steven Madden Ltd.*	29,907
1,724	Stewart Enterprises, Inc., Class A	10,447
579	Stoneridge, Inc.*	4,615
268	Strayer Education, Inc.	25,366
413	Sturm Ruger & Co., Inc.	13,741
292	Summer Infant, Inc.*	2,041
512	Superior Industries International, Inc.	8,817

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
142	Syms Corp.*	$1,258
236	Systemax, Inc.*	3,186
1,529	Talbots, Inc.*	4,495
1,323	Tenneco, Inc.*	43,408
1,377	Texas Roadhouse, Inc.	19,691
870	Timberland Co. (The), Class A*	37,358
144	Tower International, Inc.*	2,007
448	Town Sports International Holdings, Inc.*	3,364
564	True Religion Apparel, Inc.*	17,202
943	Tuesday Morning Corp.*	3,763
323	U.S. Auto Parts Network, Inc.*	2,041
305	Unifi, Inc.*	3,422
329	Universal Electronics, Inc.*	6,402
467	Universal Technical Institute, Inc.*	6,800
788	Vail Resorts, Inc.	31,859
1,075	Valassis Communications, Inc.*	27,165
29	Value Line, Inc.	354
895	ValueVision Media, Inc., Class A*	3,392
433	Vera Bradley, Inc.*	15,198
543	Vitamin Shoppe, Inc.*	24,055
962	Warnaco Group, Inc. (The)*	51,323
324	West Marine, Inc.*	3,062
110	Westwood One, Inc.*	622
1,980	Wet Seal, Inc. (The), Class A*	9,979
157	Weyco Group, Inc.	3,572
49	Winmark Corp.	2,300
637	Winnebago Industries, Inc.*	5,000
1,086	Wolverine World Wide, Inc.	39,541
596	World Wrestling Entertainment, Inc., Class A	5,710
485	Zagg, Inc.*	7,290
703	Zale Corp.*	2,868
465	Zumiez, Inc.*	8,598
		3,163,979
	Consumer Staples - 1.5%

77	Alico, Inc.	1,635
1,905	Alliance One International, Inc.*	6,077
407	Andersons, Inc. (The)	16,365
25	Arden Group, Inc., Class A	2,039
1,048	B&G Foods, Inc.	19,084
180	Boston Beer Co., Inc., Class A*	14,593
259	Calavo Growers, Inc.	5,180
310	Cal-Maine Foods, Inc.	10,066
830	Casey’s General Stores, Inc.	37,350
1,591	Central European Distribution Corp.*	11,201
1,036	Central Garden and Pet Co., Class A*	8,153
993	Chiquita Brands International, Inc.*	10,238
100	Coca-Cola Bottling Co. Consolidated	5,600
228	Craft Brewers Alliance, Inc.*	1,363
2,559	Darling International, Inc.*	43,119
482	Diamond Foods, Inc.	38,011
785	Dole Food Co., Inc.*	8,847
535	Elizabeth Arden, Inc.*	17,238
148	Farmer Bros Co.	839
404	Female Health Co. (The)	1,741
799	Fresh Del Monte Produce, Inc.	19,288
615	Fresh Market, Inc. (The)*	23,745
55	Griffin Land & Nurseries, Inc.	1,460
783	Hain Celestial Group, Inc. (The)*	24,766
198	Harbinger Group, Inc.*	907
2,021	Heckmann Corp.*	11,702
268	Imperial Sugar Co.	2,401
276	Ingles Markets, Inc., Class A	4,231
352	Inter Parfums, Inc.	5,829
313	J&J Snack Foods Corp.	15,841
409	Lancaster Colony Corp.	24,794
100	Lifeway Foods, Inc.*	1,049
171	Limoneira Co.	3,001
301	Medifast, Inc.*	4,939
263	MGP Ingredients, Inc.	1,612
265	Nash Finch Co.	8,427
245	National Beverage Corp.	4,040
244	Nature’s Sunshine Products, Inc.*	4,199
1,199	Nu Skin Enterprises, Inc., Class A	50,706
201	Nutraceutical International Corp.*	2,804
109	Oil-Dri Corp. of America	2,108
423	Omega Protein Corp.*	5,110
503	Pantry, Inc. (The)*	6,288
1,107	Pilgrim’s Pride Corp.*	3,852
1,100	Prestige Brands Holdings, Inc.*	11,847
389	Pricesmart, Inc.	25,464
321	Primo Water Corp.*	2,269
237	Revlon, Inc., Class A*	3,159
12,892	Rite Aid Corp.*	14,181
1,075	Ruddick Corp.	43,957
484	Sanderson Farms, Inc.	18,973
267	Schiff Nutrition International, Inc.	2,745
202	Seneca Foods Corp., Class A*	4,729
1,301	Smart Balance, Inc.*	6,570
1,033	Snyder’s-Lance, Inc.	23,005
494	Spartan Stores, Inc.	7,973
366	Spectrum Brands Holdings, Inc.*	9,801
2,342	Star Scientific, Inc.*	5,504
176	Susser Holdings Corp.*	3,714
379	Synutra International, Inc.*	2,320
520	Tootsie Roll Industries, Inc.	13,177
777	TreeHouse Foods, Inc.*	42,564
1,058	United Natural Foods, Inc.*	43,029
507	Universal Corp.	20,635
149	USANA Health Sciences, Inc.*	3,835
1,002	Vector Group Ltd.	18,717
137	Village Super Market, Inc., Class A	3,429
370	WD-40 Co.	15,222
241	Weis Markets, Inc.	9,423
1,221	Winn-Dixie Stores, Inc.*	9,414
		857,494
	Energy - 2.9%

1,800	Abraxas Petroleum Corp.*	6,642
248	Alon USA Energy, Inc.	2,304
386	Amyris, Inc.*	7,747
200	Apco Oil and Gas International, Inc.	15,828
491	Approach Resources, Inc.*	9,113
974	ATP Oil & Gas Corp.*	13,120
527	Basic Energy Services, Inc.*	11,520
1,127	Berry Petroleum Co., Class A	55,257
1,032	Bill Barrett Corp.*	49,484
2,233	BPZ Resources, Inc.*	8,195
794	Bristow Group, Inc.	34,920
2,087	Cal Dive International, Inc.*	6,073
856	Callon Petroleum Co.*	4,922
1,283	CAMAC Energy, Inc.*	1,065
852	Carrizo Oil & Gas, Inc.*	25,577
1,811	Cheniere Energy, Inc.*	14,035
129	Clayton Williams Energy, Inc.*	7,319
1,084	Clean Energy Fuels Corp.*	14,276
1,333	Cloud Peak Energy, Inc.*	26,660
1,727	Complete Production Services, Inc.*	50,187
1,042	Comstock Resources, Inc.*	21,205

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
267	Contango Oil & Gas Co.*	$16,188
477	Crimson Exploration, Inc.*	1,231
888	Crosstex Energy, Inc.	10,381
1,920	CVR Energy, Inc.*	54,662
173	Dawson Geophysical Co.*	6,062
311	Delek U.S. Holdings, Inc.	4,606
1,410	DHT Holdings, Inc.	4,202
752	Dril-Quip, Inc.*	48,654
812	Endeavour International Corp.*	8,006
633	Energy Partners Ltd.*	8,432
1,648	Energy XXI Bermuda Ltd.*	44,183
351	Evolution Petroleum Corp.*	2,208
1,398	Exterran Holdings, Inc.*	16,552
1,128	Frontline Ltd.	8,787
1,144	FX Energy, Inc.*	7,150
1,270	Gastar Exploration Ltd.*	5,270
2,538	General Maritime Corp.	1,041
234	Geokinetics, Inc.*	1,067
439	GeoResources, Inc.*	10,229
130	Gevo, Inc.*	1,387
396	Global Geophysical Services, Inc.*	4,780
2,214	Global Industries Ltd.*	9,764
1,312	GMX Resources, Inc.*	3,792
873	Golar LNG Ltd.	28,800
567	Goodrich Petroleum Corp.*	9,083
453	Green Plains Renewable Energy, Inc.*	4,784
314	Gulf Island Fabrication, Inc.	7,724
519	GulfMark Offshore, Inc., Class A*	20,506
914	Gulfport Energy Corp.*	26,415
98	Hallador Energy Co.	838
743	Harvest Natural Resources, Inc.*	8,411
2,319	Helix Energy Solutions Group, Inc.*	39,168
2,520	Hercules Offshore, Inc.*	10,634
500	Hornbeck Offshore Services, Inc.*	12,190
361	Houston American Energy Corp.	6,213
3,403	Hyperdynamics Corp.*	15,245
2,874	ION Geophysical Corp.*	20,319
23	Isramco, Inc.*	1,495
777	James River Coal Co.*	8,407
2,729	Key Energy Services, Inc.*	39,270
481	Knightsbridge Tankers Ltd.	8,629
4,578	Kodiak Oil & Gas Corp.*	27,468
488	L&L Energy, Inc.*	1,708
666	Lufkin Industries, Inc.	41,445
2,436	Magnum Hunter Resources Corp.*	10,938
578	Matrix Service Co.*	6,283
2,149	McMoRan Exploration Co.*	27,658
679	Miller Energy Resources, Inc.*	2,431
263	Mitcham Industries, Inc.*	4,421
267	Natural Gas Services Group, Inc.*	3,468
1,977	Newpark Resources, Inc.*	16,370
1,033	Nordic American Tankers Ltd.	18,542
1,381	Northern Oil and Gas, Inc.*	28,200
1,302	Oasis Petroleum, Inc.*	34,633
582	Overseas Shipholding Group, Inc.	10,377
95	OYO Geospace Corp.*	7,002
154	Panhandle Oil and Gas, Inc., Class A	4,372
2,552	Parker Drilling Co.*	14,521
1,997	Patriot Coal Corp.*	29,416
999	Penn Virginia Corp.	8,152
514	Petroleum Development Corp.*	12,238
1,226	Petroquest Energy, Inc.*	9,318
285	PHI, Inc. (Non-Voting)*	6,455
1,348	Pioneer Drilling Co.*	17,039
4,875	Rentech, Inc.*	4,875
1,010	Resolute Energy Corp.*	13,625
149	REX American Resources Corp.*	2,464
763	Rex Energy Corp.*	9,377
128	RigNet, Inc.*	1,967
1,159	Rosetta Resources, Inc.*	53,256
544	Scorpio Tankers, Inc.*	3,732
908	SemGroup Corp., Class A*	20,820
985	Ship Finance International Ltd.	15,662
240	Solazyme, Inc.*	3,362
1,072	Stone Energy Corp.*	28,312
928	Swift Energy Co.*	28,629
1,931	Syntroleum Corp.*	2,317
359	Targa Resources Corp.	10,713
927	Teekay Tankers Ltd., Class A	6,026
660	Tesco Corp.*	11,022
1,681	Tetra Technologies, Inc.*	17,230
939	Triangle Petroleum Corp.*	5,136
331	Union Drilling, Inc.*	2,823
1,412	Uranerz Energy Corp.*	3,361
1,560	Uranium Energy Corp.*	5,476
2,043	Uranium Resources, Inc.*	2,390
2,264	Ur-Energy, Inc.*	2,875
2,539	USEC, Inc.*	5,535
1,119	Vaalco Energy, Inc.*	7,128
3,821	Vantage Drilling Co.*	5,846
647	Venoco, Inc.*	7,492
1,028	Voyager Oil & Gas, Inc.*	2,848
762	W&T Offshore, Inc.	16,093
1,562	Warren Resources, Inc.*	5,280
1,154	Western Refining, Inc.*	20,126
216	Westmoreland Coal Co.*	2,236
855	Willbros Group, Inc.*	5,498
1,549	World Fuel Services Corp.	57,530
664	Zion Oil & Gas, Inc.*	1,872
		1,667,603
	Financials - 9.2%

333	1st Source Corp.	7,576
596	1st United Bancorp, Inc./FL*	3,189
443	Abington Bancorp, Inc.	3,876
882	Acadia Realty Trust (REIT)	18,593
1,205	Advance America Cash Advance Centers, Inc.	10,074
216	Agree Realty Corp. (REIT)	4,828
45	Alexander’s, Inc. (REIT)	19,481
104	Alliance Financial Corp./NY	3,151
1,985	Alterra Capital Holdings Ltd.	40,494
705	American Assets Trust, Inc. (REIT)	14,185
1,486	American Campus Communities, Inc. (REIT)	57,969
1,302	American Equity Investment Life Holding Co.	13,150
228	American Safety Insurance Holdings Ltd.*	4,323
520	Ameris Bancorp*	4,784
402	AMERISAFE, Inc.*	7,931
181	Ames National Corp.	3,028
527	AmTrust Financial Services, Inc.	12,748
2,768	Anworth Mortgage Asset Corp. (REIT)	19,902
450	Apollo Commercial Real Estate Finance, Inc. (REIT)	6,763
4,286	Apollo Investment Corp.	38,960
600	Argo Group International Holdings Ltd.	16,506

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
141	Arlington Asset Investment Corp., Class A	$3,638
1,675	ARMOUR Residential REIT, Inc. (REIT)	12,546
215	Arrow Financial Corp.	5,098
684	Artio Global Investors, Inc.	6,218
1,142	Ashford Hospitality Trust, Inc. (REIT)	9,250
907	Associated Estates Realty Corp. (REIT)	16,054
1,903	Astoria Financial Corp.	19,430
195	Avatar Holdings, Inc.*	1,993
183	Baldwin & Lyons, Inc., Class B	4,167
147	Bancfirst Corp.	5,251
609	Banco Latinoamericano de Comercio Exterior S.A., Class E	10,176
81	Bancorp Rhode Island, Inc.	3,496
640	Bancorp, Inc. (The)/DE*	4,992
1,826	BancorpSouth, Inc.	20,616
1,006	Bank Mutual Corp.	3,199
126	Bank of Kentucky Financial Corp.	2,845
116	Bank of Marin Bancorp	4,131
614	Bank of the Ozarks, Inc.	13,950
461	BankFinancial Corp.	3,564
362	Banner Corp.	5,597
727	Beneficial Mutual Bancorp, Inc.*	5,700
454	Berkshire Hills Bancorp, Inc.	9,779
1,654	BGC Partners, Inc., Class A	10,867
2,871	BioMed Realty Trust, Inc. (REIT)	52,511
1,597	BlackRock Kelso Capital Corp.	14,006
194	BofI Holding, Inc.*	2,751
1,684	Boston Private Financial Holdings, Inc.	10,491
147	Bridge Bancorp, Inc.	2,889
200	Bridge Capital Holdings*	2,020
1,292	Brookline Bancorp, Inc.	10,879
237	Bryn Mawr Bank Corp.	4,505
415	Calamos Asset Management, Inc., Class A	4,893
44	California First National Bancorp	756
168	Camden National Corp.	4,724
669	Campus Crest Communities, Inc. (REIT)	7,908
251	Cape Bancorp, Inc.*	2,058
306	Capital Bank Corp.*	854
250	Capital City Bank Group, Inc.	2,542
64	Capital Southwest Corp.	5,703
1,489	CapLease, Inc. (REIT)	5,941
1,846	Capstead Mortgage Corp. (REIT)	24,570
633	Cardinal Financial Corp.	6,216
131	Cascade Bancorp*	1,310
643	Cash America International, Inc.	35,931
1,720	Cathay General Bancorp	22,050
3,246	CBL & Associates Properties, Inc. (REIT)	47,749
1,226	Cedar Shopping Centers, Inc. (REIT)	4,512
264	Center Bancorp, Inc.	2,532
780	Center Financial Corp.*	4,306
657	CenterState Banks, Inc.	3,916
336	Central Pacific Financial Corp.*	4,096
75	Century Bancorp, Inc./MA, Class A	2,003
149	Charter Financial Corp./GA	1,342
302	Chatham Lodging Trust (REIT)	3,038
601	Chemical Financial Corp.	10,391
703	Chesapeake Lodging Trust (REIT)	9,012
259	CIFC Corp.*	1,287
266	Citizens & Northern Corp.	4,338
829	Citizens, Inc./TX*	5,629
333	City Holding Co.	10,113
187	Clifton Savings Bancorp, Inc.	1,872
269	CNB Financial Corp./PA	3,648
4,851	CNO Financial Group, Inc.*	31,192
711	CoBiz Financial, Inc.	4,060
975	Cogdell Spencer, Inc. (REIT)	4,163
389	Cohen & Steers, Inc.	15,047
1,826	Colonial Properties Trust (REIT)	38,383
720	Colony Financial, Inc. (REIT)	11,110
864	Columbia Banking System, Inc.	14,126
805	Community Bank System, Inc.	20,149
303	Community Trust Bancorp, Inc.	7,651
883	Compass Diversified Holdings	12,115
92	Consolidated-Tomoka Land Co.	2,582
435	Coresite Realty Corp. (REIT)	7,003
1,995	Cousins Properties, Inc. (REIT)	14,404
1,463	Cowen Group, Inc., Class A*	5,091
564	Crawford & Co., Class B	4,044
146	Credit Acceptance Corp.*	10,094
1,250	CreXus Investment Corp. (REIT)	11,687
1,954	CVB Financial Corp.	17,039
1,806	Cypress Sharpridge Investments, Inc. (REIT)*	24,110
5,374	DCT Industrial Trust, Inc. (REIT)	24,237
1,056	Delphi Financial Group, Inc., Class A	25,534
951	DFC Global Corp.*	20,989
56	Diamond Hill Investment Group, Inc.	4,093
3,661	DiamondRock Hospitality Co. (REIT)	28,336
681	Dime Community Bancshares, Inc.	8,213
169	Donegal Group, Inc., Class A	2,057
2,785	Doral Financial Corp.*	4,540
664	Duff & Phelps Corp., Class A	7,536
1,287	DuPont Fabros Technology, Inc. (REIT)	29,794
882	Dynex Capital, Inc. (REIT)	8,097
367	Eagle Bancorp, Inc.*	4,547
592	EastGroup Properties, Inc. (REIT)	23,923
443	Edelman Financial Group, Inc.	3,079
1,580	Education Realty Trust, Inc. (REIT)	14,220
468	eHealth, Inc.*	5,962
101	EMC Insurance Group, Inc.	1,818
844	Employers Holdings, Inc.	10,322
185	Encore Bancshares, Inc.*	2,052
353	Encore Capital Group, Inc.*	8,356
151	Enstar Group Ltd.*	15,547
127	Enterprise Bancorp, Inc./MA	1,773
348	Enterprise Financial Services Corp.	5,150
1,020	Entertainment Properties Trust (REIT)	42,973
323	Epoch Holding Corp.	4,806
673	Equity Lifestyle Properties, Inc. (REIT)	46,383
1,174	Equity One, Inc. (REIT)	21,144
273	ESB Financial Corp.	3,314
248	ESSA Bancorp, Inc.	2,807
460	Evercore Partners, Inc., Class A	12,066
677	Excel Trust, Inc. (REIT)	7,291
2,054	Extra Space Storage, Inc. (REIT)	44,161
1,027	EZCORP, Inc., Class A*	34,456
281	FBL Financial Group, Inc., Class A	8,197
1,105	FBR & Co.*	2,818

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
215	Federal Agricultural Mortgage Corp., Class C	$4,317
2,723	FelCor Lodging Trust, Inc. (REIT)*	9,340
1,584	Fifth Street Finance Corp.	15,697
838	Financial Engines, Inc.*	18,671
302	Financial Institutions, Inc.	4,760
2,301	First American Financial Corp.	35,090
192	First Bancorp, Inc./ME	2,569
330	First Bancorp/NC	3,218
1,686	First Busey Corp.	8,211
685	First Cash Financial Services, Inc.*	31,996
2,295	First Commonwealth Financial Corp.	10,328
348	First Community Bancshares, Inc./VA	4,134
213	First Defiance Financial Corp.*	2,901
1,274	First Financial Bancorp	20,346
688	First Financial Bankshares, Inc.	20,372
244	First Financial Corp./IN	7,540
362	First Financial Holdings, Inc.	2,281
1,895	First Industrial Realty Trust, Inc. (REIT)*	17,889
345	First Interstate BancSystem, Inc.	4,206
1,206	First Marblehead Corp. (The)*	1,688
561	First Merchants Corp.	4,258
1,631	First Midwest Bancorp, Inc./IL	14,320
167	First of Long Island Corp. (The)	3,975
222	First Pactrust Bancorp, Inc.	2,635
1,095	First Potomac Realty Trust (REIT)	14,180
2,390	FirstMerit Corp.	29,779
4,277	Flagstar Bancorp, Inc.*	2,609
1,146	Flagstone Reinsurance Holdings S.A.	8,137
687	Flushing Financial Corp.	7,887
2,776	FNB Corp./PA	24,901
775	Forestar Group, Inc.*	9,757
128	Fortegra Financial Corp.*	659
318	Fox Chase Bancorp, Inc.	4,105
182	FPIC Insurance Group, Inc.*	7,629
304	Franklin Financial Corp./VA*	3,514
1,545	Franklin Street Properties Corp. (REIT)	20,147
379	FXCM, Inc., Class A	4,431
163	Gain Capital Holdings, Inc.*	937
149	GAMCO Investors, Inc., Class A	7,274
275	German American Bancorp, Inc.	4,334
565	Getty Realty Corp. (REIT)	10,741
1,546	GFI Group, Inc.	6,756
1,573	Glacier Bancorp, Inc.	18,105
460	Gladstone Capital Corp.	3,721
239	Gladstone Commercial Corp. (REIT)	3,953
483	Gladstone Investment Corp.	3,299
1,724	Gleacher & Co., Inc.*	2,224
2,344	Glimcher Realty Trust (REIT)	19,947
296	Global Indemnity plc*	5,476
224	Golub Capital BDC, Inc.	3,349
774	Government Properties Income Trust (REIT)	18,127
222	Great Southern Bancorp, Inc.	3,918
613	Greenlight Capital Re Ltd., Class A*	13,750
264	Hallmark Financial Services*	1,832
215	Hampton Roads Bankshares, Inc.*	1,690
1,669	Hancock Holding Co.	52,123
3,309	Hanmi Financial Corp.*	3,210
267	Harleysville Group, Inc.	7,655
678	Harris & Harris Group, Inc.*	2,814
1,635	Hatteras Financial Corp. (REIT)	45,142
1,703	Healthcare Realty Trust, Inc. (REIT)	29,785
291	Heartland Financial USA, Inc.	4,377
958	Hercules Technology Growth Capital, Inc.	9,101
456	Heritage Commerce Corp.*	1,947
342	Heritage Financial Corp./WA	3,991
3,079	Hersha Hospitality Trust (REIT)	11,423
635	HFF, Inc., Class A*	7,506
1,578	Highwoods Properties, Inc. (REIT)	51,695
871	Hilltop Holdings, Inc.*	6,785
491	Home Bancshares, Inc./AR	11,529
362	Home Federal Bancorp, Inc./ID	3,685
855	Home Properties, Inc. (REIT)	57,174
873	Horace Mann Educators Corp.	11,628
482	Hudson Pacific Properties, Inc. (REIT)	6,714
310	Hudson Valley Holding Corp.	6,014
646	Iberiabank Corp.	31,098
811	ICG Group, Inc.*	8,309
385	Imperial Holdings, Inc.*	2,857
161	Independence Holding Co.	1,333
469	Independent Bank Corp./MA	11,186
271	Infinity Property & Casualty Corp.	13,835
1,687	Inland Real Estate Corp. (REIT)	13,682
1,160	International Bancshares Corp.	18,154
290	INTL FCStone, Inc.*	6,751
2,524	Invesco Mortgage Capital, Inc. (REIT)	44,523
902	Investment Technology Group, Inc.*	10,265
1,013	Investors Bancorp, Inc.*	14,572
1,756	Investors Real Estate Trust (REIT)	13,662
2,023	iStar Financial, Inc. (REIT)*	14,545
331	JMP Group, Inc.	2,247
94	Kansas City Life Insurance Co.	2,891
790	KBW, Inc.	11,558
291	Kearny Financial Corp.	2,543
520	Kennedy-Wilson Holdings, Inc.	6,037
1,279	Kilroy Realty Corp. (REIT)	45,699
1,218	Kite Realty Group Trust (REIT)	5,225
2,196	Knight Capital Group, Inc., Class A*	28,350
418	Kohlberg Capital Corp.	2,721
2,328	Ladenburg Thalmann Financial Services, Inc.*	3,608
474	Lakeland Bancorp, Inc.	4,001
354	Lakeland Financial Corp.	7,710
1,861	LaSalle Hotel Properties (REIT)	34,987
2,619	Lexington Realty Trust (REIT)	19,328
664	LTC Properties, Inc. (REIT)	17,921
1,106	Maiden Holdings Ltd.	9,423
440	Main Street Capital Corp.	8,241
440	MainSource Financial Group, Inc.	3,912
628	MarketAxess Holdings, Inc.	18,513
189	Marlin Business Services Corp.*	2,194
1,191	MB Financial, Inc.	19,413
1,686	MCG Capital Corp.	7,992
1,165	Meadowbrook Insurance Group, Inc.	10,928
322	Medallion Financial Corp.	3,165
2,444	Medical Properties Trust, Inc. (REIT)	26,126
243	Medley Capital Corp.	2,573
105	Merchants Bancshares, Inc.	2,859

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
192	Meridian Interstate Bancorp, Inc.*	$2,446
303	Metro Bancorp, Inc.*	3,042
3,584	MF Global Holdings Ltd.*	19,676
7,789	MFA Financial, Inc. (REIT)	58,340
4,105	MGIC Investment Corp.*	10,673
803	Mid-America Apartment Communities, Inc. (REIT)	57,398
167	MidSouth Bancorp, Inc.	1,919
387	Mission West Properties, Inc. (REIT)	3,026
775	Monmouth Real Estate Investment Corp., Class A (REIT)	6,293
1,364	Montpelier Re Holdings Ltd.	23,434
1,073	MPG Office Trust, Inc. (REIT)*	2,983
525	MVC Capital, Inc.	6,174
831	Nara Bancorp, Inc.*	5,900
152	National Bankshares, Inc.	3,938
964	National Financial Partners Corp.*	12,320
533	National Health Investors, Inc. (REIT)	24,358
151	National Interstate Corp.	3,456
2,707	National Penn Bancshares, Inc.	19,626
1,860	National Retail Properties, Inc. (REIT)	50,704
48	National Western Life Insurance Co., Class A	7,248
255	Navigators Group, Inc. (The)*	11,416
753	NBT Bancorp, Inc.	15,301
564	Nelnet, Inc., Class A	10,829
650	Netspend Holdings, Inc.*	3,848
159	New Mountain Finance Corp.	2,018
1,734	Newcastle Investment Corp. (REIT)	9,589
597	NewStar Financial, Inc.*	6,131
473	NGP Capital Resources Co.	3,363
213	Nicholas Financial, Inc.*	2,364
373	Northfield Bancorp, Inc.	5,032
2,097	NorthStar Realty Finance Corp. (REIT)	8,011
2,321	Northwest Bancshares, Inc.	27,666
321	OceanFirst Financial Corp.	3,820
1,630	Ocwen Financial Corp.*	22,494
2,072	Old National Bancorp/IN	20,326
2,223	Omega Healthcare Investors, Inc. (REIT)	40,347
259	OmniAmerican Bancorp, Inc.*	3,699
243	One Liberty Properties, Inc. (REIT)	3,791
485	OneBeacon Insurance Group Ltd., Class A	6,751
226	Oppenheimer Holdings Inc., Class A	4,486
930	optionsXpress Holdings, Inc.	11,718
990	Oriental Financial Group, Inc.	10,949
1,229	Oritani Financial Corp.	16,161
153	Orrstown Financial Services, Inc.	2,188
90	Pacific Capital Bancorp NA*	2,463
403	Pacific Continental Corp.	3,321
662	PacWest Bancorp	10,625
282	Park National Corp.	15,510
626	Park Sterling Corp.*	2,579
480	Parkway Properties, Inc./MD (REIT)	6,518
1,113	Pebblebrook Hotel Trust (REIT)	17,886
997	PennantPark Investment Corp.	10,209
84	Penns Woods Bancorp, Inc.	2,962
1,217	Pennsylvania Real Estate Investment Trust (REIT)	12,547
607	PennyMac Mortgage Investment Trust (REIT)	10,343
231	Peoples Bancorp, Inc./OH	2,465
1,231	PHH Corp.*	23,352
2,544	Phoenix Cos., Inc. (The)*	4,884
497	Pico Holdings, Inc.*	11,689
747	Pinnacle Financial Partners, Inc.*	9,472
346	Piper Jaffray Cos.*	8,245
815	Platinum Underwriters Holdings Ltd.	25,672
3,333	PMI Group, Inc. (The)*	867
374	Portfolio Recovery Associates, Inc.*	27,351
1,090	Post Properties, Inc. (REIT)	45,562
878	Potlatch Corp. (REIT)	29,466
474	Presidential Life Corp.	4,546
744	Primerica, Inc.	15,498
551	Primus Guaranty Ltd.*	3,080
1,313	PrivateBancorp, Inc.	11,659
669	ProAssurance Corp.*	48,543
2,408	Prospect Capital Corp.	21,142
1,026	Prosperity Bancshares, Inc.	38,834
1,323	Provident Financial Services, Inc.	16,617
832	Provident New York Bancorp	5,358
407	PS Business Parks, Inc. (REIT)	22,251
191	Pzena Investment Management, Inc., Class A	886
2,912	Radian Group, Inc.	9,697
832	RAIT Financial Trust (REIT)	3,236
843	Ramco-Gershenson Properties Trust (REIT)	8,725
1,718	Redwood Trust, Inc. (REIT)	21,578
548	Renasant Corp.	7,584
217	Republic Bancorp, Inc./KY, Class A	3,863
1,558	Resource Capital Corp. (REIT)	8,444
920	Retail Opportunity Investments Corp. (REIT)	10,295
399	RLI Corp.	25,225
602	RLJ Lodging Trust (REIT)	7,983
645	Rockville Financial, Inc.	6,198
164	Roma Financial Corp.	1,448
614	S&T Bancorp, Inc.	11,390
264	S.Y. Bancorp, Inc.	5,280
807	Sabra Health Care REIT, Inc. (REIT)	9,430
452	Safeguard Scientifics, Inc.*	7,250
276	Safety Insurance Group, Inc.	10,764
527	Sandy Spring Bancorp, Inc.	8,616
161	Saul Centers, Inc. (REIT)	5,696
306	SCBT Financial Corp.	8,583
438	SeaBright Holdings, Inc.	2,764
1,585	Seacoast Banking Corp. of Florida*	2,679
1,182	Selective Insurance Group, Inc.	17,978
260	Sierra Bancorp	2,735
1,008	Signature Bank/NY*	56,055
379	Simmons First National Corp., Class A	8,725
798	Solar Capital Ltd.	18,450
170	Solar Senior Capital Ltd.	2,837
360	Southside Bancshares, Inc.	7,157
425	Southwest Bancorp, Inc./OK*	2,168
606	Sovran Self Storage, Inc. (REIT)	24,628
347	STAG Industrial, Inc. (REIT)	3,734
2,039	Starwood Property Trust, Inc. (REIT)	37,721
320	State Auto Financial Corp.	4,506
331	State Bancorp, Inc./NY	3,843
692	State Bank Financial Corp.*	9,806

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
503	StellarOne Corp.	$5,915
677	Sterling Bancorp/NY	5,809
587	Sterling Financial Corp./WA*	8,247
398	Stewart Information Services Corp.	3,793
1,175	Stifel Financial Corp.*	35,344
3,824	Strategic Hotels & Resorts, Inc. (REIT)*	18,279
212	Suffolk Bancorp	1,738
597	Summit Hotel Properties, Inc. (REIT)	4,943
823	Sun Bancorp, Inc./NJ*	2,420
465	Sun Communities, Inc. (REIT)	17,921
2,585	Sunstone Hotel Investors, Inc. (REIT)*	15,613
2,843	Susquehanna Bancshares, Inc.	19,077
938	SVB Financial Group*	43,223
638	SWS Group, Inc.	2,756
1,478	Symetra Financial Corp.	15,844
1,880	Tanger Factory Outlet Centers (REIT)	52,884
237	Taylor Capital Group, Inc.*	1,541
311	Tejon Ranch Co.*	8,456
203	Terreno Realty Corp. (REIT)	3,067
262	Territorial Bancorp, Inc.	5,313
814	Texas Capital Bancshares, Inc.*	20,895
203	THL Credit, Inc.	2,385
706	TICC Capital Corp.	6,742
178	Tompkins Financial Corp.	6,915
229	Tower Bancorp, Inc.	5,473
807	Tower Group, Inc.	19,376
533	TowneBank/VA	6,273
484	Triangle Capital Corp.	8,107
307	Trico Bancshares	4,154
2,035	TrustCo Bank Corp NY	9,503
1,400	Trustmark Corp.	30,100
3,075	Two Harbors Investment Corp. (REIT)	29,428
700	UMB Financial Corp.	27,146
252	UMH Properties, Inc. (REIT)	2,328
2,508	Umpqua Holdings Corp.	24,503
443	Union First Market Bankshares Corp.	4,869
1,098	United Bankshares, Inc.	24,672
909	United Community Banks, Inc./GA*	9,408
352	United Financial Bancorp, Inc.	5,428
471	United Fire & Casualty Co.	8,530
260	Universal Health Realty Income Trust (REIT)	9,729
410	Universal Insurance Holdings, Inc.	1,763
367	Univest Corp. of Pennsylvania	5,178
504	Urstadt Biddle Properties, Inc., Class A (REIT)	8,472
2,175	U-Store-It Trust (REIT)	23,359
762	ViewPoint Financial Group	9,152
512	Virginia Commerce Bancorp, Inc.*	2,995
120	Virtus Investment Partners, Inc.*	7,357
235	Walker & Dunlop, Inc.*	2,726
564	Walter Investment Management Corp.	14,015
335	Washington Banking Co.	3,719
1,443	Washington Real Estate Investment Trust (REIT)	44,646
312	Washington Trust Bancorp, Inc.	6,736
1,576	Webster Financial Corp.	28,526
506	WesBanco, Inc.	9,806
340	West Bancorp., Inc.	2,999
422	West Coast Bancorp/OR*	6,246
632	Westamerica Bancorp.	26,803
1,517	Western Alliance Bancorp.*	9,239
614	Westfield Financial, Inc.	4,617
136	Westwood Holdings Group, Inc.	4,714
164	Whitestone REIT, Class B (REIT)	1,889
1,346	Wilshire Bancorp, Inc.*	4,146
628	Winthrop Realty Trust (REIT)	6,418
765	Wintrust Financial Corp.	24,159
329	World Acceptance Corp.*	21,434
140	WSFS Financial Corp.	4,900
		5,210,032
	Health Care - 5.2%

493	Abaxis, Inc.*	12,261
693	Abiomed, Inc.*	8,621
875	Accretive Health, Inc.*	23,485
1,496	Accuray, Inc.*	7,390
1,038	Achillion Pharmaceuticals, Inc.*	6,384
863	Acorda Therapeutics, Inc.*	22,481
235	Acura Pharmaceuticals, Inc.*	724
200	Aegerion Pharmaceuticals, Inc.*	2,904
774	Affymax, Inc.*	3,630
1,542	Affymetrix, Inc.*	8,635
248	Air Methods Corp.*	16,504
1,227	Akorn, Inc.*	9,865
481	Albany Molecular Research, Inc.*	1,679
1,341	Align Technology, Inc.*	25,613
245	Alimera Sciences, Inc.*	1,754
2,086	Alkermes, Inc.*	36,171
535	Alliance HealthCare Services, Inc.*	851
1,724	Allos Therapeutics, Inc.*	2,914
180	Almost Family, Inc.*	3,559
805	Alnylam Pharmaceuticals, Inc.*	5,619
1,180	Alphatec Holdings, Inc.*	2,985
463	AMAG Pharmaceuticals, Inc.*	6,538
645	Amedisys, Inc.*	10,946
337	American Dental Partners, Inc.*	3,700
345	Amicus Therapeutics, Inc.*	1,584
866	AMN Healthcare Services, Inc.*	4,772
434	Ampio Pharmaceuticals, Inc.*	3,394
684	Amsurg Corp.*	15,479
238	Anacor Pharmaceuticals, Inc.*	1,152
274	Analogic Corp.	13,568
546	AngioDynamics, Inc.*	7,862
1,918	Antares Pharma, Inc.*	4,680
461	Anthera Pharmaceuticals, Inc.*	2,586
367	Ardea Biosciences, Inc.*	5,956
3,192	Arena Pharmaceuticals, Inc.*	4,150
2,888	Ariad Pharmaceuticals, Inc.*	28,418
1,168	Arqule, Inc.*	5,092
1,247	Array Biopharma, Inc.*	2,656
597	ArthroCare Corp.*	19,361
427	Assisted Living Concepts, Inc., Class A	5,735
763	athenahealth, Inc.*	44,254
307	AtriCure, Inc.*	3,150
34	Atrion Corp.	7,307
1,047	Auxilium Pharmaceuticals, Inc.*	17,809
2,715	AVANIR Pharmaceuticals, Inc., Class A*	7,711
685	AVEO Pharmaceuticals, Inc.*	11,631
2,966	AVI BioPharma, Inc.*	3,678
488	Bacterin International Holdings, Inc.*	942
168	BG Medicine, Inc.*	1,015
632	BioCryst Pharmaceuticals, Inc.*	2,086

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
629	Biolase Technology, Inc.*	$2,114
420	BioMimetic Therapeutics, Inc.*	1,399
537	Bio-Reference Labs, Inc.*	10,869
2,397	BioSante Pharmaceuticals, Inc.*	6,280
890	BioScrip, Inc.*	5,634
108	BioSpecifics Technologies Corp.*	1,890
540	BioTime, Inc.*	2,489
831	Cadence Pharmaceuticals, Inc.*	5,435
1,032	Caliper Life Sciences, Inc.*	7,761
644	Cambrex Corp.*	3,201
289	Cantel Medical Corp.	7,205
603	Capital Senior Living Corp.*	4,330
533	CardioNet, Inc.*	1,754
290	Cardiovascular Systems, Inc.*	3,726
4,219	Cell Therapeutics, Inc.*	4,978
965	Celldex Therapeutics, Inc.*	3,011
1,093	Centene Corp.*	34,856
1,351	Cepheid, Inc.*	48,987
1,041	Cerus Corp.*	2,134
1,172	Chelsea Therapeutics International Ltd.*	5,016
465	Chemed Corp.	26,993
248	Chindex International, Inc.*	2,619
620	Cleveland Biolabs, Inc.*	1,606
537	Codexis, Inc.*	3,485
1,605	Columbia Laboratories, Inc.*	3,708
217	Complete Genomics, Inc.*	1,966
242	Computer Programs & Systems, Inc.	17,138
682	Conceptus, Inc.*	7,229
619	CONMED Corp.*	14,516
649	Continucare Corp.*	4,128
898	Corcept Therapeutics, Inc.*	2,541
176	Cornerstone Therapeutics, Inc.*	1,371
136	Corvel Corp.*	6,204
608	Cross Country Healthcare, Inc.*	2,997
611	CryoLife, Inc.*	3,122
1,311	Cubist Pharmaceuticals, Inc.*	45,479
1,670	Curis, Inc.*	5,344
620	Cyberonics, Inc.*	17,490
211	Cynosure, Inc., Class A*	2,161
1,059	Cytori Therapeutics, Inc.*	3,495
1,051	Delcath Systems, Inc.*	4,351
1,174	Depomed, Inc.*	7,302
1,467	DexCom, Inc.*	17,648
1,765	Durect Corp.*	2,948
535	Dusa Pharmaceuticals, Inc.*	2,333
2,159	Dyax Corp.*	3,217
2,700	Dynavax Technologies Corp.*	6,480
205	DynaVox, Inc., Class A*	1,384
533	Emergent Biosolutions, Inc.*	9,631
668	Emeritus Corp.*	11,683
377	Endocyte, Inc.*	4,132
1,070	Endologix, Inc.*	10,186
357	Ensign Group, Inc. (The)	8,329
837	Enzo Biochem, Inc.*	2,444
823	Enzon Pharmaceuticals, Inc.*	7,037
138	ePocrates, Inc.*	1,467
1,073	eResearchTechnology, Inc.*	5,590
1,142	Exact Sciences Corp.*	8,828
186	Exactech, Inc.*	2,756
592	ExamWorks Group, Inc.*	8,898
2,797	Exelixis, Inc.*	20,922
918	Five Star Quality Care, Inc.*	2,983
141	Fluidigm Corp.*	1,902
216	Furiex Pharmaceuticals, Inc.*	3,313
372	Genomic Health, Inc.*	9,077
669	Gentiva Health Services, Inc.*	5,091
2,822	Geron Corp.*	7,535
510	Greatbatch, Inc.*	11,398
479	GTx, Inc.*	1,734
562	Haemonetics Corp.*	35,131
1,795	Halozyme Therapeutics, Inc.*	12,206
733	Hanger Orthopedic Group, Inc.*	13,766
1,025	Hansen Medical, Inc.*	3,864
504	Harvard Bioscience, Inc.*	2,202
2,081	HealthSouth Corp.*	44,513
1,482	Healthspring, Inc.*	57,857
336	HealthStream, Inc.*	4,170
743	Healthways, Inc.*	9,332
263	HeartWare International, Inc.*	16,519
227	Hi-Tech Pharmacal Co., Inc.*	6,358
1,855	HMS Holdings Corp.*	48,657
266	ICU Medical, Inc.*	10,959
1,199	Idenix Pharmaceuticals, Inc.*	6,966
1,643	Immunogen, Inc.*	17,843
1,439	Immunomedics, Inc.*	5,770
1,428	Impax Laboratories, Inc.*	28,089
1,935	Incyte Corp.*	31,095
418	Infinity Pharmaceuticals, Inc.*	2,867
1,391	Inhibitex, Inc.*	4,910
543	Insmed, Inc.*	2,579
1,006	Insulet Corp.*	17,585
456	Integra LifeSciences Holdings Corp.*	18,185
1,071	InterMune, Inc.*	28,810
627	Invacare Corp.	15,750
358	IPC The Hospitalist Co., Inc.*	14,356
389	IRIS International, Inc.*	3,326
1,103	Ironwood Pharmaceuticals, Inc.*	14,052
2,179	Isis Pharmaceuticals, Inc.*	16,321
701	ISTA Pharmaceuticals, Inc.*	3,211
483	Jazz Pharmaceuticals, Inc.*	20,716
187	Kensey Nash Corp.*	5,135
1,511	Keryx Biopharmaceuticals, Inc.*	6,150
1,137	Kindred Healthcare, Inc.*	14,713
1,127	K-V Pharmaceutical Co., Class A*	1,995
206	Landauer, Inc.	10,621
355	Lannett Co., Inc.*	1,374
3,730	Lexicon Pharmaceuticals, Inc.*	5,073
345	LHC Group, Inc.*	6,893
430	Ligand Pharmaceuticals, Inc., Class B*	6,549
827	Luminex Corp.*	19,046
702	Magellan Health Services, Inc.*	35,009
700	MAKO Surgical Corp.*	25,130
1,690	MannKind Corp.*	5,104
478	MAP Pharmaceuticals, Inc.*	6,692
1,149	Masimo Corp.	28,346
661	Maxygen, Inc.	3,642
1,042	MedAssets, Inc.*	11,910
445	MedCath Corp.*	6,185
358	Medical Action Industries, Inc.*	2,223
1,179	Medicines Co. (The)*	17,190
1,351	Medicis Pharmaceutical Corp., Class A	52,554
460	Medidata Solutions, Inc.*	7,590
686	Medivation, Inc.*	11,093
692	MedQuist Holdings, Inc.*	5,709
166	Medtox Scientific, Inc.	2,324
1,136	Merge Healthcare, Inc.*	6,725
897	Meridian Bioscience, Inc.	16,594
916	Merit Medical Systems, Inc.*	13,328
745	Metabolix, Inc.*	4,030

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
899	Metropolitan Health Networks, Inc.*	$4,612
2,002	Micromet, Inc.*	9,630
614	Molina Healthcare, Inc.*	11,807
1,009	Momenta Pharmaceuticals, Inc.*	17,072
275	MWI Veterinary Supply, Inc.*	20,350
936	Nabi Biopharmaceuticals*	1,760
224	National Healthcare Corp.	7,712
40	National Research Corp.	1,351
634	Natus Medical, Inc.*	6,644
2,495	Nektar Therapeutics*	14,284
507	Neogen Corp.*	17,603
2,070	Neoprobe Corp.*	6,976
997	NeoStem, Inc.*	728
1,078	Neurocrine Biosciences, Inc.*	6,619
2,102	Novavax, Inc.*	3,878
1,881	NPS Pharmaceuticals, Inc.*	14,032
868	NuVasive, Inc.*	21,032
976	NxStage Medical, Inc.*	17,949
425	Nymox Pharmaceutical Corp.*	3,357
405	Obagi Medical Products, Inc.*	4,224
725	Omnicell, Inc.*	11,339
213	OncoGenex Pharmaceutical, Inc.*	2,543
910	Oncothyreon, Inc.*	6,534
1,386	Onyx Pharmaceuticals, Inc.*	47,166
2,382	Opko Health, Inc.*	9,957
1,014	Optimer Pharmaceuticals, Inc.*	10,089
1,021	OraSure Technologies, Inc.*	7,484
705	Orexigen Therapeutics, Inc.*	1,001
395	Orthofix International N.V.*	14,479
365	Osiris Therapeutics, Inc.*	1,953
1,394	Owens & Minor, Inc.	41,039
742	Pacific Biosciences of California, Inc.*	5,253
107	Pacira Pharmaceuticals, Inc./DE*	820
807	Pain Therapeutics, Inc.*	3,833
416	Palomar Medical Technologies, Inc.*	3,349
792	Par Pharmaceutical Cos., Inc.*	23,546
1,288	Parexel International Corp.*	26,249
3,056	PDL BioPharma, Inc.	18,672
1,485	Peregrine Pharmaceuticals, Inc.*	2,094
82	Pernix Therapeutics Holdings*	726
1,005	Pharmacyclics, Inc.*	11,578
780	PharmAthene, Inc.*	1,895
642	PharMerica Corp.*	9,457
579	Pozen, Inc.*	1,639
642	Progenics Pharmaceuticals, Inc.*	3,993
284	Providence Service Corp. (The)*	3,022
1,213	PSS World Medical, Inc.*	28,603
424	Quality Systems, Inc.	39,016
1,162	Questcor Pharmaceuticals, Inc.*	34,918
623	Quidel Corp.*	9,519
667	RadNet, Inc.*	2,001
757	Raptor Pharmaceutical Corp.*	3,581
1,500	Rigel Pharmaceuticals, Inc.*	11,820
351	Rockwell Medical Technologies, Inc.*	3,166
1,207	RTI Biologics, Inc.*	4,055
145	Sagent Pharmaceuticals, Inc.*	3,334
1,278	Salix Pharmaceuticals Ltd.*	38,915
1,145	Sangamo Biosciences, Inc.*	6,194
1,166	Santarus, Inc.*	3,580
1,554	Savient Pharmaceuticals, Inc.*	6,682
756	Sciclone Pharmaceuticals, Inc.*	3,538
2,111	Seattle Genetics, Inc.*	36,710
979	Select Medical Holdings Corp.*	7,098
2,167	Sequenom, Inc.*	13,284
752	SIGA Technologies, Inc.*	4,316
424	Skilled Healthcare Group, Inc., Class A*	2,302
1,326	Solta Medical, Inc.*	2,267
302	SonoSite, Inc.*	8,806
729	Spectranetics Corp. (The)*	4,498
1,138	Spectrum Pharmaceuticals, Inc.*	9,730
778	Staar Surgical Co.*	6,372
965	Stereotaxis, Inc.*	1,254
1,295	STERIS Corp.	41,673
277	Sucampo Pharmaceuticals, Inc., Class A*	895
549	Sun Healthcare Group, Inc.*	2,339
622	Sunesis Pharmaceuticals, Inc.*	964
1,256	Sunrise Senior Living, Inc.*	9,319
1,234	SuperGen, Inc.*	2,653
334	SurModics, Inc.*	3,560
796	Symmetry Medical, Inc.*	6,631
487	Synergetics USA, Inc.*	2,654
251	Synovis Life Technologies, Inc.*	4,280
509	Synta Pharmaceuticals Corp.*	2,163
603	Targacept, Inc.*	9,817
583	Team Health Holdings, Inc.*	10,896
1,509	Theravance, Inc.*	28,671
231	Tornier N.V.*	5,403
192	Transcend Services, Inc.*	4,957
113	Transcept Pharmaceuticals, Inc.*	366
432	Triple-S Management Corp., Class B*	7,366
139	Trius Therapeutics, Inc.*	922
258	U.S. Physical Therapy, Inc.	5,124
1,243	Unilife Corp.*	5,792
706	Universal American Corp.	7,759
452	Uroplasty, Inc.*	2,820
615	Vanda Pharmaceuticals, Inc.*	3,727
371	Vascular Solutions, Inc.*	4,474
1,569	Vical, Inc.*	5,695
1,662	ViroPharma, Inc.*	32,924
1,944	Vivus, Inc.*	16,213
1,141	Volcano Corp.*	34,173
931	WellCare Health Plans, Inc.*	42,668
733	West Pharmaceutical Services, Inc.	29,408
854	Wright Medical Group, Inc.*	13,092
773	XenoPort, Inc.*	5,651
124	Young Innovations, Inc.	3,399
1,627	Zalicus, Inc.*	2,603
1,280	ZIOPHARM Oncology, Inc.*	7,334
244	Zogenix, Inc.*	844
479	Zoll Medical Corp.*	21,402
		2,982,913
	Industrials - 6.5%

917	3D Systems Corp.*	16,662
832	A. O. Smith Corp.	32,689
209	A.T. Cross Co., Class A*	2,270
1,932	A123 Systems, Inc.*	9,235
411	AAON, Inc.	7,197
869	AAR Corp.	20,500
1,160	ABM Industries, Inc.	23,710
936	Acacia Research - Acacia Technologies*	40,903
1,207	ACCO Brands Corp.*	8,232
885	Accuride Corp.*	7,461
582	Aceto Corp.	3,055
1,750	Active Power, Inc.*	2,677
1,501	Actuant Corp., Class A	30,140

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
947	Acuity Brands, Inc.	$43,600
347	Advisory Board Co. (The)*	21,576
370	Aerovironment, Inc.*	10,604
1,178	Air Transport Services Group, Inc.*	6,349
1,270	Aircastle Ltd.	14,948
146	Alamo Group, Inc.	3,348
784	Alaska Air Group, Inc.*	45,260
605	Albany International Corp., Class A	13,153
323	Allegiant Travel Co.*	15,165
588	Altra Holdings, Inc.*	9,126
190	Amerco, Inc.*	13,929
386	Ameresco, Inc., Class A*	4,300
213	American Railcar Industries, Inc.*	3,900
810	American Reprographics Co.*	3,167
199	American Science & Engineering, Inc.	13,421
977	American Superconductor Corp.*	6,712
205	American Woodmark Corp.	3,251
200	Ameron International Corp.	16,902
186	Ampco-Pittsburgh Corp.	3,967
689	APAC Customer Services, Inc.*	5,822
614	Apogee Enterprises, Inc.	5,765
927	Applied Industrial Technologies, Inc.	28,385
172	Argan, Inc.*	1,784
556	Arkansas Best Corp.	11,481
436	Astec Industries, Inc.*	15,090
201	Astronics Corp.*	5,996
25	Astronics Corp., Class B*	620
575	Atlas Air Worldwide Holdings, Inc.*	28,221
2,297	Avis Budget Group, Inc.*	30,206
274	AZZ, Inc.	12,968
329	Badger Meter, Inc.	11,525
357	Baltic Trading Ltd.	1,835
1,191	Barnes Group, Inc.	27,417
166	Barrett Business Services, Inc.	2,375
1,006	Beacon Roofing Supply, Inc.*	18,671
1,036	Belden, Inc.	31,608
1,064	Blount International, Inc.*	16,726
1,039	Brady Corp., Class A	28,572
1,103	Briggs & Stratton Corp.	17,813
1,021	Brink’s Co. (The)	26,240
2,344	Broadwind Energy, Inc.*	1,664
995	Builders FirstSource, Inc.*	1,920
265	CAI International, Inc.*	4,009
5,381	Capstone Turbine Corp.*	6,457
200	Cascade Corp.	8,550
554	Casella Waste Systems, Inc., Class A*	3,180
862	CBIZ, Inc.*	5,870
278	CDI Corp.	3,130
439	Celadon Group, Inc.*	5,145
1,205	Cenveo, Inc.*	5,326
545	Ceradyne, Inc.*	17,091
643	Chart Industries, Inc.*	30,407
377	CIRCOR International, Inc.	13,010
1,103	CLARCOR, Inc.	51,334
1,025	Clean Harbors, Inc.*	55,217
183	Coleman Cable, Inc.*	2,245
538	Colfax Corp.*	13,493
421	Columbus McKinnon Corp.*	6,071
829	Comfort Systems USA, Inc.	7,925
630	Commercial Vehicle Group, Inc.*	4,530
25	Compx International, Inc.	361
197	Consolidated Graphics, Inc.*	7,600
755	Corporate Executive Board Co. (The)	24,855
553	CoStar Group, Inc.*	28,303
225	Courier Corp.	1,667
183	Covenant Transportation Group, Inc., Class A*	889
237	CRA International, Inc.*	5,584
346	Cubic Corp.	14,508
1,015	Curtiss-Wright Corp.	31,252
1,125	Deluxe Corp.	24,896
771	DigitalGlobe, Inc.*	17,471
664	Dolan Co. (The)*	5,624
633	Dollar Thrifty Automotive Group, Inc.*	42,000
408	Douglas Dynamics, Inc.	5,924
230	Ducommun, Inc.	4,269
190	DXP Enterprises, Inc.*	4,577
770	Dycom Industries, Inc.*	14,037
292	Dynamic Materials Corp.	5,904
1,369	Eagle Bulk Shipping, Inc.*	2,656
1,462	EMCOR Group, Inc.*	33,494
406	Encore Wire Corp.	9,098
1,599	Ener1, Inc.*	620
1,001	Energy Recovery, Inc.*	2,563
1,746	EnergySolutions, Inc.	6,163
509	EnerNOC, Inc.*	6,388
1,099	EnerSys*	24,695
570	Ennis, Inc.	9,046
452	EnPro Industries, Inc.*	17,547
582	ESCO Technologies, Inc.	17,966
375	Essex Rental Corp.*	1,552
667	Esterline Technologies Corp.*	50,218
1,000	Excel Maritime Carriers Ltd.*	2,010
307	Exponent, Inc.*	12,974
1,359	Federal Signal Corp.	7,407
1,035	Flow International Corp.*	2,639
1,553	Force Protection, Inc.*	6,352
643	Forward Air Corp.	18,268
292	Franklin Covey Co.*	2,780
509	Franklin Electric Co., Inc.	21,841
261	FreightCar America, Inc.*	4,779
920	FTI Consulting, Inc.*	33,470
399	Fuel Tech, Inc.*	2,374
2,718	FuelCell Energy, Inc.*	3,207
808	Furmanite Corp.*	4,929
409	G&K Services, Inc., Class A	11,542
646	Genco Shipping & Trading Ltd.*	4,587
1,284	GenCorp, Inc.*	5,714
545	Generac Holdings, Inc.*	11,232
867	Genesee & Wyoming, Inc., Class A*	45,032
1,419	Geo Group, Inc. (The)*	30,466
485	GeoEye, Inc.*	17,542
665	Gibraltar Industries, Inc.*	5,905
345	Global Power Equipment Group, Inc.*	8,404
333	Gorman-Rupp Co. (The)	9,724
324	GP Strategies Corp.*	4,037
215	Graham Corp.	3,618
845	Granite Construction, Inc.	17,517
1,287	Great Lakes Dredge & Dock Corp.	6,293
403	Greenbrier Cos., Inc.*	7,004
1,043	Griffon Corp.*	9,116
625	H&E Equipment Services, Inc.*	6,394
1,103	Hawaiian Holdings, Inc.*	4,611
1,452	Healthcare Services Group, Inc.	22,767
1,103	Heartland Express, Inc.	16,766

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
913	HEICO Corp.	$49,777
389	Heidrick & Struggles International, Inc.	8,080
104	Heritage-Crystal Clean, Inc.*	1,721
1,253	Herman Miller, Inc.	24,897
2,143	Hexcel Corp.*	49,225
669	Higher One Holdings, Inc.*	10,704
548	Hill International, Inc.*	2,998
979	HNI Corp.	20,187
389	Houston Wire & Cable Co.	5,707
805	HUB Group, Inc., Class A*	25,349
717	Hudson Highland Group, Inc.*	3,771
141	Hurco Cos., Inc.*	3,875
486	Huron Consulting Group, Inc.*	15,450
430	ICF International, Inc.*	9,748
1,132	II-VI, Inc.*	22,363
564	InnerWorkings, Inc.*	4,275
864	Insituform Technologies, Inc., Class A*	14,282
501	Insperity, Inc.	12,475
385	Insteel Industries, Inc.	4,035
1,152	Interface, Inc., Class A	17,372
730	Interline Brands, Inc.*	10,585
119	International Shipholding Corp.	2,178
201	Intersections, Inc.	3,055
5,391	JetBlue Airways Corp.*	23,451
627	John Bean Technologies Corp.	9,907
269	Kadant, Inc.*	6,268
575	Kaman Corp.	19,636
713	Kaydon Corp.	23,971
583	Kelly Services, Inc., Class A	8,862
403	KEYW Holding Corp.*	4,772
737	Kforce, Inc.*	7,650
685	Kimball International, Inc., Class B	3,904
1,334	Knight Transportation, Inc.	20,210
1,047	Knoll, Inc.	16,564
1,027	Korn/Ferry International*	16,699
724	Kratos Defense & Security Solutions, Inc.*	6,849
208	L.B. Foster Co., Class A	5,096
76	Lawson Products, Inc.	1,297
430	Layne Christensen Co.*	12,070
275	Lindsay Corp.	17,105
200	LMI Aerospace, Inc.*	3,944
426	LSI Industries, Inc.	3,140
375	Lydall, Inc.*	4,091
232	M&F Worldwide Corp.*	5,081
340	Marten Transport Ltd.	6,249
1,239	MasTec, Inc.*	27,506
532	McGrath RentCorp	12,683
2,066	Meritor, Inc.*	17,458
878	Metalico, Inc.*	3,890
321	Met-Pro Corp.	3,181
183	Michael Baker Corp.*	4,127
410	Middleby Corp.*	33,032
259	Miller Industries, Inc.	5,032
594	Mine Safety Appliances Co.	18,355
322	Mistras Group, Inc.*	6,504
804	Mobile Mini, Inc.*	15,316
993	Moog, Inc., Class A*	39,601
828	Mueller Industries, Inc.	39,032
3,401	Mueller Water Products, Inc., Class A	7,890
249	Multi-Color Corp.	6,479
440	MYR Group, Inc.*	9,178
128	NACCO Industries, Inc., Class A	9,819
105	National Presto Industries, Inc.	10,185
1,128	Navigant Consulting, Inc.*	10,705
432	NCI Building Systems, Inc.*	4,177
368	NN, Inc.*	2,834
204	Northwest Pipe Co.*	5,561
1,592	Odyssey Marine Exploration, Inc.*	4,458
1,038	Old Dominion Freight Line, Inc.*	33,341
60	Omega Flex, Inc.*	786
809	On Assignment, Inc.*	6,148
1,278	Orbital Sciences Corp.*	19,988
591	Orion Marine Group, Inc.*	3,800
765	Pacer International, Inc.*	3,458
182	Park-Ohio Holdings Corp.*	2,888
135	Patriot Transportation Holding, Inc.*	3,033
3,307	Pendrell Corp.*	7,408
356	Pike Electric Corp.*	3,005
384	PMFG, Inc.*	7,000
193	Powell Industries, Inc.*	7,222
412	PowerSecure International, Inc.*	1,895
53	Preformed Line Products Co.	2,927
584	Primoris Services Corp.	6,716
552	Quad/Graphics, Inc.	11,448
327	Quality Distribution, Inc.*	3,996
829	Quanex Building Products Corp.	10,702
467	RailAmerica, Inc.*	6,375
395	Raven Industries, Inc.	21,460
480	RBC Bearings, Inc.*	16,776
1,054	Republic Airways Holdings, Inc.*	3,373
1,014	Resources Connection, Inc.	10,606
199	Roadrunner Transportation Systems, Inc.*	3,057
862	Robbins & Myers, Inc.	41,419
1,390	Rollins, Inc.	29,065
209	RPX Corp.*	5,664
1,482	RSC Holdings, Inc.*	11,797
709	Rush Enterprises, Inc., Class A*	13,046
348	Saia, Inc.*	4,166
1,984	Satcon Technology Corp.*	2,639
253	Sauer-Danfoss, Inc.*	10,937
258	Schawk, Inc.	3,140
352	School Specialty, Inc.*	3,347
7	Seaboard Corp.	16,163
242	SeaCube Container Leasing Ltd.	3,216
1,109	SFN Group, Inc.*	15,537
910	Simpson Manufacturing Co., Inc.	25,871
1,157	Skywest, Inc.	14,752
341	Spirit Airlines, Inc.*	4,119
346	Standard Parking Corp.*	5,629
273	Standex International Corp.	7,944
1,740	Steelcase, Inc., Class A	14,407
360	Sterling Construction Co., Inc.*	4,594
438	Sun Hydraulics Corp.	12,895
1,733	Swift Transportation Co.*	14,938
1,851	Swisher Hygiene, Inc.*	8,274
916	SYKES Enterprises, Inc.*	14,335
481	TAL International Group, Inc.	14,050
1,326	Taser International, Inc.*	5,901
426	Team, Inc.*	10,624
404	Tecumseh Products Co., Class A*	3,224
803	Teledyne Technologies, Inc.*	43,836
419	Tennant Co.	18,419
1,364	Tetra Tech, Inc.*	27,157
249	Textainer Group Holdings Ltd.	5,904
219	Thermon Group Holdings, Inc.*	3,412
920	Titan International, Inc.	19,780
337	Titan Machinery, Inc.*	8,934
282	TMS International Corp., Class A*	2,078

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
388	TRC Cos., Inc.*	$1,952
522	Tredegar Corp.	8,738
340	Trex Co., Inc.*	6,202
559	Trimas Corp.*	10,805
823	Triumph Group, Inc.	43,109
969	TrueBlue, Inc.*	13,614
682	Tutor Perini Corp.	9,575
185	Twin Disc, Inc.	7,184
467	Ultrapetrol (Bahamas) Ltd.*	1,560
310	Unifirst Corp.	16,052
1,367	United Rentals, Inc.*	22,802
1,006	United Stationers, Inc.	31,729
240	UniTek Global Services, Inc.*	1,255
427	Universal Forest Products, Inc.	13,049
120	Universal Truckload Services, Inc.*	1,837
3,544	US Airways Group, Inc.*	19,811
401	US Ecology, Inc.	7,334
1,562	USG Corp.*	14,683
1,580	Valence Technology, Inc.*	1,912
446	Viad Corp.	9,174
429	Vicor Corp.	4,843
90	VSE Corp.	2,234
1,498	Wabash National Corp.*	8,524
615	Watsco, Inc.	36,685
658	Watts Water Technologies, Inc., Class A	18,635
368	WCA Waste Corp.*	1,616
959	Werner Enterprises, Inc.	22,325
1,345	Woodward, Inc.	43,605
241	Xerium Technologies, Inc.*	3,413
224	Zipcar, Inc.*	4,711
		3,709,648
	Information Technology - 7.1%

1,212	Accelrys, Inc.*	7,878
731	ACI Worldwide, Inc.*	21,864
269	Active Network, Inc. (The)*	4,352
786	Actuate Corp.*	5,007
1,775	Acxiom Corp.*	19,472
1,415	ADTRAN, Inc.	43,950
940	Advanced Analogic Technologies, Inc.*	5,640
953	Advanced Energy Industries, Inc.*	9,520
718	Advent Software, Inc.*	16,650
434	Aeroflex Holding Corp.*	3,811
391	Agilysys, Inc.*	3,539
321	Alpha & Omega Semiconductor Ltd.*	2,831
497	American Software, Inc., Class A	4,016
2,313	Amkor Technology, Inc.*	10,062
209	Amtech Systems, Inc.*	2,268
1,475	ANADIGICS, Inc.*	4,086
331	Anaren, Inc.*	6,564
693	Ancestry.com, Inc.*	24,747
634	Anixter International, Inc.	37,412
1,386	Applied Micro Circuits Corp.*	7,886
2,708	Arris Group, Inc.*	29,571
1,867	Aruba Networks, Inc.*	39,823
1,851	Aspen Technology, Inc.*	31,078
692	ATMI, Inc.*	11,854
1,326	Aviat Networks, Inc.*	3,448
648	Avid Technology, Inc.*	6,376
2,321	Axcelis Technologies, Inc.*	3,157
699	AXT, Inc.*	5,431
230	Bel Fuse, Inc., Class B	3,988
1,328	Benchmark Electronics, Inc.*	17,994
958	BigBand Networks, Inc.*	1,370
393	Black Box Corp.	9,715
974	Blackbaud, Inc.	24,389
766	Blackboard, Inc.*	32,333
952	Blue Coat Systems, Inc.*	13,975
744	Bottomline Technologies, Inc.*	17,090
1,492	Brightpoint, Inc.*	14,219
493	BroadSoft, Inc.*	14,913
1,447	Brooks Automation, Inc.*	13,689
514	Cabot Microelectronics Corp.*	20,437
659	CACI International, Inc., Class A*	36,285
823	Calix, Inc.*	12,164
656	Callidus Software, Inc.*	3,175
942	Cardtronics, Inc.*	23,324
184	Cass Information Systems, Inc.	6,657
1,059	Cavium, Inc.*	34,089
504	CEVA, Inc.*	13,406
877	Checkpoint Systems, Inc.*	13,357
1,399	Ciber, Inc.*	4,589
1,449	Cirrus Logic, Inc.*	21,996
907	Cognex Corp.	29,024
548	Coherent, Inc.*	24,227
526	Cohu, Inc.	5,833
145	Communications Systems, Inc.	2,114
963	CommVault Systems, Inc.*	32,655
331	Computer Task Group, Inc.*	3,697
697	comScore, Inc.*	11,117
584	Comtech Telecommunications Corp.	16,259
977	Concur Technologies, Inc.*	40,858
645	Constant Contact, Inc.*	12,339
2,301	Convergys Corp.*	24,506
265	Convio, Inc.*	2,443
250	Cornerstone OnDemand, Inc.*	3,880
791	Cray, Inc.*	4,481
757	CSG Systems International, Inc.*	10,114
1	CSR plc (ADR)*	18
751	CTS Corp.	7,210
668	Cymer, Inc.*	27,027
757	Daktronics, Inc.	7,297
330	DDi Corp.	2,501
899	DealerTrack Holdings, Inc.*	16,829
485	Deltek, Inc.*	3,201
173	Demand Media, Inc.*	1,496
707	DemandTec, Inc.*	4,652
600	DG FastChannel, Inc.*	13,140
338	Dialogic, Inc.*	943
1,059	Dice Holdings, Inc.*	10,685
554	Digi International, Inc.*	6,964
137	Digimarc Corp.*	4,577
867	Digital River, Inc.*	17,444
773	Diodes, Inc.*	15,475
1,236	Dot Hill Systems Corp.*	2,175
512	DSP Group, Inc.*	3,313
381	DTS, Inc.*	11,704
196	Dynamics Research Corp.*	1,931
2,407	Earthlink, Inc.	17,764
630	Ebix, Inc.*	10,319
768	Echelon Corp.*	6,413
246	Echo Global Logistics, Inc.*	3,444
411	Electro Rent Corp.	6,079
494	Electro Scientific Industries, Inc.*	7,469
1,021	Electronics for Imaging, Inc.*	14,508
185	Ellie Mae, Inc.*	1,014
380	eMagin Corp.*	1,341
1,932	Emcore Corp.*	3,091
1,920	Emulex Corp.*	13,229
2,939	Entegris, Inc.*	22,101

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,874	Entropic Communications, Inc.*	$8,414
419	Envestnet, Inc.*	4,953
687	EPIQ Systems, Inc.	8,601
84	ePlus, Inc.*	2,113
1,120	Euronet Worldwide, Inc.*	18,222
801	Exar Corp.*	4,854
354	ExlService Holdings, Inc.*	9,186
2,014	Extreme Networks*	5,579
446	Fabrinet*	7,355
871	Fair Isaac Corp.	22,254
672	FalconStor Software, Inc.*	2,197
357	FARO Technologies, Inc.*	13,555
846	FEI Co.*	27,064
1,961	Finisar Corp.*	36,200
1,108	Formfactor, Inc.*	8,742
322	Forrester Research, Inc.	10,851
121	FriendFinder Networks, Inc.*	364
847	FSI International, Inc.*	1,821
1,411	Global Cash Access Holdings, Inc.*	4,233
491	Globecomm Systems, Inc.*	6,309
917	Glu Mobile, Inc.*	2,797
565	GSI Group, Inc.*	5,356
441	GSI Technology, Inc.*	2,218
2,754	GT Advanced Technologies, Inc.*	33,626
304	Guidance Software, Inc.*	1,915
666	Hackett Group, Inc. (The)*	2,524
2,511	Harmonic, Inc.*	11,952
843	Heartland Payment Systems, Inc.	18,133
686	Hittite Microwave Corp.*	37,264
846	Identive Group, Inc.*	1,582
677	iGate Corp.	7,596
657	Imation Corp.*	4,560
624	Immersion Corp.*	4,387
2,287	Infinera Corp.*	17,187
810	Infospace, Inc.*	7,744
449	Inphi Corp.*	3,610
1,022	Insight Enterprises, Inc.*	19,234
3,241	Integrated Device Technology, Inc.*	18,344
586	Integrated Silicon Solution, Inc.*	4,823
312	Interactive Intelligence Group*	10,084
992	InterDigital, Inc.	69,837
1,299	Intermec, Inc.*	9,574
1,143	Internap Network Services Corp.*	5,921
500	Intevac, Inc.*	4,105
699	IntraLinks Holdings, Inc.*	6,550
845	Ixia*	7,259
528	IXYS Corp.*	6,336
1,006	j2 Global Communications, Inc.	32,142
1,889	Jack Henry & Associates, Inc.	55,234
926	JDA Software Group, Inc.*	24,456
966	Kemet Corp.*	8,907
578	Kenexa Corp.*	12,167
305	Keynote Systems, Inc.	7,329
774	KIT Digital, Inc.*	8,568
1,412	Kopin Corp.*	5,337
1,575	Kulicke & Soffa Industries, Inc.*	13,703
325	KVH Industries, Inc.*	2,893
2,577	Lattice Semiconductor Corp.*	14,509
359	LeCroy Corp.*	3,249
1,484	Limelight Networks, Inc.*	3,725
1,347	Lionbridge Technologies, Inc.*	4,028
411	Liquidity Services, Inc.*	9,864
497	Littelfuse, Inc.	23,056
1,152	LivePerson, Inc.*	13,536
446	LogMeIn, Inc.*	13,938
363	LoopNet, Inc.*	6,374
239	Loral Space & Communications, Inc.*	13,525
1,082	LTX-Credence Corp.*	6,157
1,461	Magma Design Automation, Inc.*	7,437
476	Manhattan Associates, Inc.*	16,988
510	Mantech International Corp., Class A	19,120
467	Marchex, Inc., Class B	4,698
759	MAXIMUS, Inc.	28,075
350	MaxLinear, Inc., Class A*	2,013
611	Maxwell Technologies, Inc.*	10,589
327	Measurement Specialties, Inc.*	10,212
2,106	Mentor Graphics Corp.*	23,566
660	Mercury Computer Systems, Inc.*	9,181
236	Meru Networks, Inc.*	2,157
808	Methode Electronics, Inc.	7,894
1,103	Micrel, Inc.	11,151
1,890	Microsemi Corp.*	29,352
175	MicroStrategy, Inc., Class A*	21,504
2,299	Microvision, Inc.*	2,069
733	Mindspeed Technologies, Inc.*	4,251
1,149	MIPS Technologies, Inc.*	6,434
1,143	MKS Instruments, Inc.	26,540
958	ModusLink Global Solutions, Inc.	3,957
1,830	MoneyGram International, Inc.*	4,703
655	Monolithic Power Systems, Inc.*	8,273
782	Monotype Imaging Holdings, Inc.*	9,157
714	MoSys, Inc.*	2,856
810	Motricity, Inc.*	1,887
3,472	Move, Inc.*	6,250
341	MTS Systems Corp.	12,317
198	Multi-Fineline Electronix, Inc.*	3,768
440	Nanometrics, Inc.*	6,992
146	NCI, Inc., Class A*	2,387
189	NeoPhotonics Corp.*	1,153
735	Ness Technologies, Inc.*	5,630
801	Netgear, Inc.*	22,276
1,494	Netlogic Microsystems, Inc.*	44,850
817	Netscout Systems, Inc.*	11,275
595	NetSuite, Inc.*	19,129
820	Newport Corp.*	10,611
1,399	NIC, Inc.	16,256
701	Novatel Wireless, Inc.*	2,348
209	Numerex Corp., Class A*	1,285
104	NVE Corp.*	6,870
1,104	Oclaro, Inc.*	4,692
1,124	OCZ Technology Group, Inc.*	6,373
1,268	Omnivision Technologies, Inc.*	23,331
515	OpenTable, Inc.*	31,410
1,864	Openwave Systems, Inc.*	3,560
452	Oplink Communications, Inc.*	7,472
315	Opnet Technologies, Inc.	10,868
956	Opnext, Inc.*	1,530
758	ORBCOMM, Inc.*	1,706
417	OSI Systems, Inc.*	16,221
2,606	Parametric Technology Corp.*	46,908
453	Park Electrochemical Corp.	11,212
204	PC Connection, Inc.*	1,818
512	PDF Solutions, Inc.*	2,575
364	Pegasystems, Inc.	14,709
529	Perficient, Inc.*	4,655
548	Pericom Semiconductor Corp.*	4,263
1,286	Photronics, Inc.*	8,333
1,052	Plantronics, Inc.	33,717
778	Plexus Corp.*	20,679
974	PLX Technology, Inc.*	3,078
631	Power Integrations, Inc.	20,280

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,489	Power-One, Inc.*	$11,257
3,464	Powerwave Technologies, Inc.*	6,097
427	PRGX Global, Inc.*	2,511
315	Procera Networks, Inc.*	2,586
1,466	Progress Software Corp.*	30,537
470	PROS Holdings, Inc.*	7,454
910	Pulse Electronics Corp.	3,058
144	QAD, Inc., Class A*	1,650
1,540	QLIK Technologies, Inc.*	39,085
4,931	Quantum Corp.*	9,615
149	Quepasa Corp.*	687
1,338	Quest Software, Inc.*	23,054
603	QuinStreet, Inc.*	7,272
425	Radisys Corp.*	3,205
2,148	Rambus, Inc.*	24,938
898	RealD, Inc.*	12,617
462	RealNetworks, Inc.	4,276
663	RealPage, Inc.*	13,804
289	Renaissance Learning, Inc.	4,497
207	Responsys, Inc.*	3,014
6,040	RF Micro Devices, Inc.*	37,508
308	Richardson Electronics Ltd.	4,263
539	RightNow Technologies, Inc.*	17,674
208	Rimage Corp.	2,864
622	Rofin-Sinar Technologies, Inc.*	14,362
349	Rogers Corp.*	17,405
240	Rosetta Stone, Inc.*	3,228
383	Rubicon Technology, Inc.*	4,935
692	Rudolph Technologies, Inc.*	4,713
1,169	S1 Corp.*	10,743
619	Saba Software, Inc.*	4,308
1,761	Sanmina-SCI Corp.*	13,595
2,390	Sapient Corp.	25,645
591	ScanSource, Inc.*	18,291
270	SciQuest, Inc.*	4,042
578	Seachange International, Inc.*	4,543
1,427	Semtech Corp.*	30,438
219	ServiceSource International, Inc.*	3,957
1,032	ShoreTel, Inc.*	7,203
696	Sigma Designs, Inc.*	5,610
678	Silicon Graphics International Corp.*	10,801
1,739	Silicon Image, Inc.*	9,269
785	Smith Micro Software, Inc.*	1,484
1,246	SolarWinds, Inc.*	30,863
4,616	Sonus Networks, Inc.*	11,955
622	Sourcefire, Inc.*	17,180
1,101	Spansion, Inc., Class A*	16,526
184	SPS Commerce, Inc.*	3,336
264	SRS Labs, Inc.*	2,175
552	SS&C Technologies Holdings, Inc.*	9,102
232	Stamps.com, Inc.	4,556
503	Standard Microsystems Corp.*	10,573
899	STEC, Inc.*	8,536
462	Stratasys, Inc.*	10,691
200	Stream Global Services, Inc.*	548
1,825	SuccessFactors, Inc.*	42,632
588	Super Micro Computer, Inc.*	8,064
242	Supertex, Inc.*	4,721
1,061	Support.com, Inc.*	2,642
437	Sycamore Networks, Inc.	7,512
946	Symmetricom, Inc.*	5,165
749	Synaptics, Inc.*	18,298
578	Synchronoss Technologies, Inc.*	15,698
550	SYNNEX Corp.*	14,487
337	Syntel, Inc.	15,421
1,608	Take-Two Interactive Software, Inc.*	21,258
898	Taleo Corp., Class A*	23,177
319	TechTarget, Inc.*	2,038
1,348	Tekelec*	9,706
1,015	TeleCommunication Systems, Inc., Class A*	3,847
360	TeleNav, Inc.*	3,330
555	TeleTech Holdings, Inc.*	9,846
1,118	Tessera Technologies, Inc.*	15,741
1,489	THQ, Inc.*	2,904
2,608	TiVo, Inc.*	27,645
557	TNS, Inc.*	9,447
121	Travelzoo, Inc.*	4,420
3,592	TriQuint Semiconductor, Inc.*	27,227
1,137	TTM Technologies, Inc.*	12,700
701	Tyler Technologies, Inc.*	17,686
565	Ultimate Software Group, Inc.*	28,583
498	Ultra Clean Holdings*	2,804
550	Ultratech, Inc.*	11,231
941	Unisys Corp.*	16,552
1,939	United Online, Inc.	10,509
841	Universal Display Corp.*	41,268
1,721	ValueClick, Inc.*	26,331
591	VASCO Data Security International, Inc.*	4,202
891	Veeco Instruments, Inc.*	32,397
463	Verint Systems, Inc.*	13,233
794	Viasat, Inc.*	28,187
62	Viasystems Group, Inc.*	1,167
890	VirnetX Holding Corp.*	19,126
331	Virtusa Corp.*	5,220
269	Vishay Precision Group, Inc.*	4,035
385	Vocus, Inc.*	8,289
537	Volterra Semiconductor Corp.*	10,874
1,812	Wave Systems Corp., Class A*	4,168
636	Web.com Group, Inc.*	6,004
874	Websense, Inc.*	17,978
1,162	Westell Technologies, Inc., Class A*	2,893
845	Wright Express Corp.*	35,608
691	XO Group, Inc.*	6,247
577	X-Rite, Inc.*	2,112
677	Xyratex Ltd.	5,809
1,452	Zix Corp.*	4,937
348	Zygo Corp.*	4,580
		4,025,373
	Materials - 2.1%

675	A. Schulman, Inc.	12,312
366	A.M. Castle & Co.*	4,443
105	AEP Industries, Inc.*	2,855
533	AMCOL International Corp.	15,510
489	American Vanguard Corp.	5,839
500	Arch Chemicals, Inc.	23,465
631	Balchem Corp.	26,060
2,281	Boise, Inc.	14,165
873	Buckeye Technologies, Inc.	23,737
1,235	Calgon Carbon Corp.*	19,538
1,128	Century Aluminum Co.*	13,728
140	Chase Corp.	1,788
2,107	Chemtura Corp.*	27,897
504	Clearwater Paper Corp.*	18,557
1,958	Coeur d’Alene Mines Corp.*	55,705
236	Deltic Timber Corp.	13,766
973	Eagle Materials, Inc.	19,188
1,894	Ferro Corp.*	15,853

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,092	Flotek Industries, Inc.*	$7,568
408	FutureFuel Corp.	4,606
1,475	General Moly, Inc.*	5,856
743	Georgia Gulf Corp.*	15,744
1,379	Globe Specialty Metals, Inc.	23,098
621	Gold Resource Corp.	14,637
270	Golden Minerals Co.*	3,577
5,656	Golden Star Resources Ltd.*	13,857
528	Graham Packaging Co., Inc.*	13,448
3,497	Graphic Packaging Holding Co.*	14,722
1,081	H.B. Fuller Co.	23,966
128	Handy & Harman Ltd.*	1,820
190	Hawkins, Inc.	6,888
267	Haynes International, Inc.	15,494
1,330	Headwaters, Inc.*	2,859
6,108	Hecla Mining Co.*	46,848
955	Horsehead Holding Corp.*	9,789
475	Innophos Holdings, Inc.	19,765
519	Innospec, Inc.*	14,039
1,846	Jaguar Mining, Inc.*	11,408
356	Kaiser Aluminum Corp.	18,466
855	KapStone Paper and Packaging Corp.*	12,851
157	KMG Chemicals, Inc.	2,374
451	Koppers Holdings, Inc.	14,987
698	Kraton Performance Polymers, Inc.*	16,731
577	Landec Corp.*	3,433
2,891	Louisiana-Pacific Corp.*	19,283
402	LSB Industries, Inc.*	16,060
446	Materion Corp.*	12,800
253	Metals USA Holdings Corp.*	3,155
1,876	Midway Gold Corp.*	4,990
400	Minerals Technologies, Inc.	23,204
693	Myers Industries, Inc.	7,540
326	Neenah Paper, Inc.	5,698
197	NewMarket Corp.	33,033
146	NL Industries, Inc.	2,205
497	Noranda Aluminum Holding Corp.*	5,651
1,743	Olin Corp.	34,755
200	Olympic Steel, Inc.	4,144
678	OM Group, Inc.*	21,445
990	Omnova Solutions, Inc.*	4,366
1,007	P. H. Glatfelter Co.	14,461
2,562	Paramount Gold and Silver Corp.*	6,251
2,043	PolyOne Corp.	25,803
280	Quaker Chemical Corp.	9,335
548	Revett Minerals, Inc.*	2,548
660	RTI International Metals, Inc.*	17,582
352	Schweitzer-Mauduit International, Inc.	21,113
866	Senomyx, Inc.*	3,698
1,095	Sensient Technologies Corp.	39,803
675	Spartech Corp.*	2,970
177	Stepan Co.	13,390
2,254	Stillwater Mining Co.*	34,689
661	STR Holdings, Inc.*	7,496
498	Texas Industries, Inc.	17,734
3,341	Thompson Creek Metals Co., Inc.*	27,630
290	TPC Group, Inc.*	9,251
534	U.S. Energy Corp.*	1,506
2,306	U.S. Gold Corp.*	14,274
57	United States Lime & Minerals, Inc.*	2,413
155	Universal Stainless & Alloy*	5,098
327	Verso Paper Corp.*	736
1,554	Vista Gold Corp.*	5,299
1,076	Wausau Paper Corp.	7,177
1,258	Worthington Industries, Inc.	20,443
480	Zep, Inc.	8,462
608	Zoltek Cos., Inc.*	5,350
		1,176,078
	Telecommunication Services - 0.4%

1,359	8x8, Inc.*	5,884
508	AboveNet, Inc.	31,232
988	Alaska Communications Systems Group, Inc.	7,509
205	Atlantic Tele-Network, Inc.	6,806
126	Boingo Wireless, Inc.*	1,102
611	Cbeyond, Inc.*	5,676
4,349	Cincinnati Bell, Inc.*	14,743
1,006	Cogent Communications Group, Inc.*	14,265
572	Consolidated Communications Holdings, Inc.	10,931
472	Fairpoint Communications, Inc.*	3,026
907	General Communication, Inc., Class A*	8,054
671	Global Crossing Ltd.*	19,090
2,237	Globalstar, Inc.*	1,831
292	HickoryTech Corp.	2,789
304	IDT Corp., Class B	6,642
671	inContact, Inc.*	2,677
953	Iridium Communications, Inc.*	7,043
1,336	Leap Wireless International, Inc.*	12,077
687	Neutral Tandem, Inc.*	8,168
658	NTELOS Holdings Corp.	12,930
2,742	PAETEC Holding Corp.*	15,383
1,143	Premiere Global Services, Inc.*	9,555
520	Shenandoah Telecommunications Co.	7,140
308	SureWest Communications	3,573
926	Towerstream Corp.*	3,445
483	USA Mobility, Inc.	7,327
3,032	Vonage Holdings Corp.*	10,976
		239,874
	Utilities - 1.6%

698	Allete, Inc.	27,264
408	American States Water Co.	14,484
142	Artesian Resources Corp., Class A	2,587
1,499	Atlantic Power Corp.	23,204
1,261	Avista Corp.	32,004
862	Black Hills Corp.	26,377
264	Cadiz, Inc.*	2,656
913	California Water Service Group	17,237
293	Central Vermont Public Service Corp.	10,202
340	CH Energy Group, Inc.	19,105
209	Chesapeake Utilities Corp.	8,525
1,334	Cleco Corp.	47,397
188	Connecticut Water Service, Inc.	4,993
318	Consolidated Water Co., Ltd.	2,592
2,252	Dynegy, Inc.*	9,909
921	El Paso Electric Co.	31,857
914	Empire District Electric Co. (The)	18,965
1,084	IDACORP, Inc.	41,409
490	Laclede Group, Inc. (The)	19,453
506	MGE Energy, Inc.	21,328
341	Middlesex Water Co.	6,203
905	New Jersey Resources Corp.	42,634
996	Nicor, Inc.	55,378
583	Northwest Natural Gas Co.	26,363
793	NorthWestern Corp.	26,891

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
393	Ormat Technologies, Inc.	$6,665
789	Otter Tail Corp.	16,222
102	Pennichuck Corp.	2,920
1,570	Piedmont Natural Gas Co., Inc.	48,513
1,896	PNM Resources, Inc.	28,364
1,648	Portland General Electric Co.	39,750
308	SJW Corp.	7,183
655	South Jersey Industries, Inc.	33,752
1,003	Southwest Gas Corp.	37,131
1,105	UIL Holdings Corp.	37,526
803	UniSource Energy Corp.	30,402
239	Unitil Corp.	6,250
1,121	WGL Holdings, Inc.	46,365
278	York Water Co.	4,957
		885,017
	Total Common Stocks (Cost $26,057,536)	23,918,011

No. of Warrants
Warrants - 0.0%
244	Magnum Hunter Resources Corp., expiring 08/29/13 at $10.50*^	—
	Total Warrants (Cost $—)	—

Principal Amount
	U.S. Government & Agency Security (a) - 0.1%
	Federal Home Loan Bank
$51,339	0.00%, due 09/01/11	51,339
	Total U.S. Government & Agency Security (Cost $51,339)	51,339

	Repurchase Agreements (a)(b) - 55.1%
31,305,415	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $31,305,465	31,305,415
	Total Repurchase Agreements (Cost $31,305,415)	31,305,415

	Total Investment Securities (Cost $57,414,290) — 97.3%	55,274,765
	Other assets less liabilities — 2.7%	1,540,912
	Net Assets — 100.0%	$56,815,677

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At August 31, 2011, the value of these securities amounted to $— or 0.00% of net assets.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $39,778,626.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

As of August 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$638,379
Aggregate gross unrealized depreciation	(2,788,007)
Net unrealized depreciation	$(2,149,628)
Federal income tax cost of investments	$57,424,393

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of August 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini Russell 2000 Futures Contracts	39	09/16/11	$2,827,890	$82,736

Cash collateral in the amount of $338,130 was pledged to cover margin requirements for open futures contracts as of August 31, 2011.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro Russell2000 had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$55,013,043	$169,076

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	24,423,539	4,960,258

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	55,037,974	(4,548,809)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Index	3,190,738	(172,310)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	6,035,128	816,373

		$1,224,588

See accompanying notes to schedules of portfolio investments.

Ultra Russell1000 Value

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 55.9%
	Consumer Discretionary - 4.9%

11	Aaron’s, Inc.	$293
6	Abercrombie & Fitch Co., Class A	382
100	American Eagle Outfitters, Inc.	1,107
46	Autoliv, Inc.	2,568
11	AutoNation, Inc.*	444
2	Bally Technologies, Inc.*	63
163	Best Buy Co., Inc.	4,171
25	Big Lots, Inc.*	848
3	Brinker International, Inc.	68
32	Career Education Corp.*	543
97	CarMax, Inc.*	2,727
219	Carnival Corp.	7,234
290	CBS Corp., Class B	7,264
30	Chico’s FAS, Inc.	418
13	Choice Hotels International, Inc.	404
21	Clear Channel Outdoor Holdings, Inc., Class A*	240
799	Comcast Corp., Class A	17,186
144	D.R. Horton, Inc.	1,515
7	DeVry, Inc.	309
17	Dillard’s, Inc., Class A	787
26	DISH Network Corp., Class A*	646
37	DreamWorks Animation SKG, Inc., Class A*	781
1	DSW, Inc., Class A*	46
20	Education Management Corp.*	315
41	Expedia, Inc.	1,243
10	Federal-Mogul Corp.*	178
79	Foot Locker, Inc.	1,649
840	Ford Motor Co.*	9,341
79	Fortune Brands, Inc.	4,512
73	GameStop Corp., Class A*	1,747
124	Gannett Co., Inc.	1,432
196	Gap, Inc. (The)	3,238
51	Garmin Ltd.	1,710
390	General Motors Co.*	9,372
59	Genuine Parts Co.	3,246
65	H&R Block, Inc.	983
12	Harman International Industries, Inc.	434
326	Home Depot, Inc.	10,882
22	Hyatt Hotels Corp., Class A*	781
75	International Game Technology	1,145
157	Interpublic Group of Cos., Inc. (The)	1,355
85	J.C. Penney Co., Inc.	2,264
47	Jarden Corp.	1,365
260	Johnson Controls, Inc.	8,289
23	Kohl’s Corp.	1,066
21	Lamar Advertising Co., Class A*	439
54	Lear Corp.	2,580
18	Leggett & Platt, Inc.	399
82	Lennar Corp., Class A	1,205
37	Liberty Media Corp. - Capital, Class A*	2,638
309	Liberty Media Corp. - Interactive, Class A*	4,888
27	Liberty Media Corp. - Starz, Class A*	1,859
669	Lowe’s Cos., Inc.	13,333
192	Macy’s, Inc.	4,982
31	Madison Square Garden Co. (The), Class A*	749
46	Mattel, Inc.	1,236
28	McGraw-Hill Cos., Inc. (The)	1,179
141	MGM Resorts International*	1,561
29	Mohawk Industries, Inc.*	1,437
150	Newell Rubbermaid, Inc.	2,076
1,179	News Corp., Class A	20,361
3	NVR, Inc.*	1,910
35	Penn National Gaming, Inc.*	1,393
175	PulteGroup, Inc.*	840
26	PVH Corp.	1,733
51	RadioShack Corp.	664
28	Regal Entertainment Group, Class A	366
31	Royal Caribbean Cruises Ltd.	805
4	Sally Beauty Holdings, Inc.*	68
20	Sears Holdings Corp.*	1,198
123	Service Corp. International	1,257
45	Signet Jewelers Ltd.*	1,752
366	Staples, Inc.	5,395
335	Target Corp.	17,309
102	Thomson Reuters Corp.	3,156
23	Thor Industries, Inc.	511
550	Time Warner, Inc.	17,413
75	Toll Brothers, Inc.*	1,289
52	TRW Automotive Holdings Corp.*	2,168
45	VF Corp.	5,268
25	Visteon Corp.*	1,277
971	Walt Disney Co. (The)	33,072
3	Washington Post Co. (The), Class B	1,067
154	Wendy’s Co. (The)	750
39	Whirlpool Corp.	2,445
26	Williams-Sonoma, Inc.	861
29	WMS Industries, Inc.*	633
87	Wyndham Worldwide Corp.	2,826
		284,939
	Consumer Staples - 4.4%

273	Altria Group, Inc.	7,423
347	Archer-Daniels-Midland Co.	9,883
25	BJ’s Wholesale Club, Inc.*	1,270
8	Brown-Forman Corp., Class B	574
56	Bunge Ltd.	3,624
22	Campbell Soup Co.	701
31	Church & Dwight Co., Inc.	1,350
65	Clorox Co.	4,531
39	Coca-Cola Enterprises, Inc.	1,077
25	Colgate-Palmolive Co.	2,249
184	ConAgra Foods, Inc.	4,493
93	Constellation Brands, Inc., Class A*	1,839
8	Corn Products International, Inc.	374
697	CVS Caremark Corp.	25,029
94	Dean Foods Co.*	812
36	Energizer Holdings, Inc.*	2,717
81	General Mills, Inc.	3,071
69	H. J. Heinz Co.	3,632
20	Hershey Co. (The)	1,173
33	Hormel Foods Corp.	911
60	J.M. Smucker Co. (The)	4,325
8	Kellogg Co.	435
25	Kimberly-Clark Corp.	1,729
849	Kraft Foods, Inc., Class A	29,732
78	Kroger Co. (The)	1,838
74	Lorillard, Inc.	8,245
22	McCormick & Co., Inc. (Non-Voting)	1,051
86	Mead Johnson Nutrition Co.	6,128
69	Molson Coors Brewing Co., Class B	3,019
87	Philip Morris International, Inc.	6,031
1,338	Procter & Gamble Co. (The)	85,204
28	Ralcorp Holdings, Inc.*	2,424
120	Reynolds American, Inc.	4,508
182	Safeway, Inc.	3,336
51	Sara Lee Corp.	920
85	Smithfield Foods, Inc.*	1,863

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
109	SUPERVALU, Inc.	$869
155	Tyson Foods, Inc., Class A	2,708
26	Walgreen Co.	915
219	Wal-Mart Stores, Inc.	11,653
		253,666
	Energy - 6.9%

51	Alpha Natural Resources, Inc.*	1,687
217	Anadarko Petroleum Corp.	16,004
140	Apache Corp.	14,430
97	Arch Coal, Inc.	1,970
21	Atwood Oceanics, Inc.*	884
134	Baker Hughes, Inc.	8,189
33	Cameron International Corp.*	1,715
338	Chesapeake Energy Corp.	10,948
974	Chevron Corp.	96,338
32	Cimarex Energy Co.	2,275
4	Cobalt International Energy, Inc.*	39
726	ConocoPhillips	49,419
34	Denbury Resources, Inc.*	542
217	Devon Energy Corp.	14,719
19	Diamond Offshore Drilling, Inc.	1,211
23	El Paso Corp.	440
37	Energen Corp.	1,817
42	EQT Corp.	2,512
6	EXCO Resources, Inc.	80
663	Exxon Mobil Corp.	49,088
13	Forest Oil Corp.*	253
4	Helmerich & Payne, Inc.	228
156	Hess Corp.	9,257
28	Kinder Morgan, Inc.	724
3	Kosmos Energy Ltd.*	42
366	Marathon Oil Corp.	9,853
183	Marathon Petroleum Corp.	6,782
15	McDermott International, Inc.*	216
84	Murphy Oil Corp.	4,501
148	Nabors Industries Ltd.*	2,729
217	National Oilwell Varco, Inc.	14,348
29	Newfield Exploration Co.*	1,480
72	Noble Energy, Inc.	6,362
297	Occidental Petroleum Corp.	25,762
4	Oil States International, Inc.*	264
71	Patterson-UTI Energy, Inc.	1,735
11	Pioneer Natural Resources Co.	860
72	Plains Exploration & Production Co.*	2,117
20	QEP Resources, Inc.	704
57	Quicksilver Resources, Inc.*	543
55	Rowan Cos., Inc.*	1,984
11	SEACOR Holdings, Inc.	976
6	SM Energy Co.	459
64	Southern Union Co.	2,680
334	Spectra Energy Corp.	8,674
62	Sunoco, Inc.	2,365
21	Teekay Corp.	571
74	Tesoro Corp.*	1,780
25	Tidewater, Inc.	1,340
22	Unit Corp.*	1,049
293	Valero Energy Corp.	6,657
302	Williams Cos., Inc. (The)	8,151
		399,753
	Financials - 14.4%

173	ACE Ltd.	11,172
8	Affiliated Managers Group, Inc.*	697
240	Aflac, Inc.	9,053
32	Alexandria Real Estate Equities, Inc. (REIT)	2,330
3	Alleghany Corp.*	897
19	Allied World Assurance Co. Holdings AG	986
269	Allstate Corp. (The)	7,056
92	American Capital Agency Corp. (REIT)	2,623
181	American Capital Ltd.*	1,577
213	American Express Co.	10,588
41	American Financial Group, Inc./OH	1,364
227	American International Group, Inc.*	5,750
4	American National Insurance Co.	300
124	Ameriprise Financial, Inc.	5,667
489	Annaly Capital Management, Inc. (REIT)	8,866
170	AON Corp.	7,944
20	Apartment Investment & Management Co., Class A (REIT)	531
68	Arch Capital Group Ltd.*	2,290
105	Ares Capital Corp.	1,597
57	Arthur J. Gallagher & Co.	1,608
36	Aspen Insurance Holdings Ltd.	864
89	Associated Banc-Corp	979
50	Assurant, Inc.	1,758
95	Assured Guaranty Ltd.	1,282
48	AvalonBay Communities, Inc. (REIT)	6,546
66	Axis Capital Holdings Ltd.	1,892
5,205	Bank of America Corp.	42,525
25	Bank of Hawaii Corp.	1,039
638	Bank of New York Mellon Corp. (The)	13,187
17	BankUnited, Inc.	399
358	BB&T Corp.	7,980
899	Berkshire Hathaway, Inc., Class B*	65,627
22	BlackRock, Inc.	3,625
13	BOK Financial Corp.	640
13	Boston Properties, Inc. (REIT)	1,356
70	Brandywine Realty Trust (REIT)	696
38	BRE Properties, Inc. (REIT)	1,910
60	Brown & Brown, Inc.	1,261
10	Camden Property Trust (REIT)	668
236	Capital One Financial Corp.	10,868
166	CapitalSource, Inc.	1,054
86	Capitol Federal Financial, Inc.	923
528	Chimera Investment Corp. (REIT)	1,600
150	Chubb Corp.	9,284
75	Cincinnati Financial Corp.	2,094
103	CIT Group, Inc.*	3,561
1,493	Citigroup, Inc.	46,358
24	City National Corp./CA	1,077
34	CME Group, Inc.	9,082
14	CNA Financial Corp.	342
103	Comerica, Inc.	2,636
38	Commerce Bancshares, Inc./MO	1,504
43	CommonWealth REIT (REIT)	884
25	Corporate Office Properties Trust (REIT)	670
27	Cullen/Frost Bankers, Inc.	1,377
111	Developers Diversified Realty Corp. (REIT)	1,375
252	Discover Financial Services	6,340
64	Douglas Emmett, Inc. (REIT)	1,155
130	Duke Realty Corp. (REIT)	1,543
129	E*Trade Financial Corp.*	1,594
76	East West Bancorp, Inc.	1,268
21	Endurance Specialty Holdings Ltd.	759
140	Equity Residential (REIT)	8,565
7	Essex Property Trust, Inc. (REIT)	1,005

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
24	Everest Re Group Ltd.	$1,937
8	Federal Realty Investment Trust (REIT)	724
9	Federated Investors, Inc., Class B	159
115	Fidelity National Financial, Inc., Class A	1,954
472	Fifth Third Bancorp	5,013
3	First Citizens BancShares, Inc./NC, Class A	477
135	First Horizon National Corp.	950
156	First Niagara Financial Group, Inc.	1,679
38	First Republic Bank*	969
71	Forest City Enterprises, Inc., Class A*	944
102	Fulton Financial Corp.	935
290	General Growth Properties, Inc. (REIT)	3,956
252	Genworth Financial, Inc., Class A*	1,741
266	Goldman Sachs Group, Inc. (The)	30,915
23	Hanover Insurance Group, Inc. (The)	817
229	Hartford Financial Services Group, Inc.	4,383
58	HCC Insurance Holdings, Inc.	1,696
209	HCP, Inc. (REIT)	7,792
91	Health Care REIT, Inc. (REIT)	4,637
63	Hospitality Properties Trust (REIT)	1,479
352	Host Hotels & Resorts, Inc. (REIT)	4,164
11	Howard Hughes Corp. (The)*	595
219	Hudson City Bancorp, Inc.	1,360
444	Huntington Bancshares, Inc./OH	2,233
19	Interactive Brokers Group, Inc., Class A	285
237	Invesco Ltd.	4,337
96	Janus Capital Group, Inc.	701
69	Jefferies Group, Inc.	1,132
5	Jones Lang LaSalle, Inc.	335
2,041	JPMorgan Chase & Co.	76,660
26	Kemper Corp.	667
488	KeyCorp	3,240
209	Kimco Realty Corp. (REIT)	3,699
76	Legg Mason, Inc.	2,164
102	Leucadia National Corp.	3,022
59	Liberty Property Trust (REIT)	2,002
161	Lincoln National Corp.	3,341
163	Loews Corp.	6,132
3	LPL Investment Holdings, Inc.*	87
64	M&T Bank Corp.	4,868
43	Macerich Co. (The) (REIT)	2,109
45	Mack-Cali Realty Corp. (REIT)	1,402
5	Markel Corp.*	1,970
282	Marsh & McLennan Cos., Inc.	8,381
76	MBIA, Inc.*	590
14	Mercury General Corp.	553
422	MetLife, Inc.	14,179
793	Morgan Stanley	13,878
56	NASDAQ OMX Group, Inc. (The)*	1,327
225	New York Community Bancorp, Inc.	2,882
112	Northern Trust Corp.	4,304
93	NYSE Euronext	2,537
133	Old Republic International Corp.	1,322
35	PartnerRe Ltd.	1,995
157	People’s United Financial, Inc.	1,845
89	Piedmont Office Realty Trust, Inc., Class A (REIT)	1,682
33	Plum Creek Timber Co., Inc. (REIT)	1,253
270	PNC Financial Services Group, Inc.	13,538
526	Popular, Inc.*	1,094
165	Principal Financial Group, Inc.	4,184
337	Progressive Corp. (The)	6,464
236	ProLogis, Inc. (REIT)	6,426
44	Protective Life Corp.	836
250	Prudential Financial, Inc.	12,553
4	Public Storage (REIT)	495
52	Raymond James Financial, Inc.	1,460
65	Realty Income Corp. (REIT)	2,254
46	Regency Centers Corp. (REIT)	1,898
645	Regions Financial Corp.	2,928
38	Reinsurance Group of America, Inc.	2,028
27	RenaissanceRe Holdings Ltd.	1,770
79	Senior Housing Properties Trust (REIT)	1,879
28	Simon Property Group, Inc. (REIT)	3,290
42	SL Green Realty Corp. (REIT)	3,034
271	SLM Corp.	3,721
33	St. Joe Co. (The)*	609
23	StanCorp Financial Group, Inc.	703
259	State Street Corp.	9,200
276	SunTrust Banks, Inc.	5,492
403	Synovus Financial Corp.	584
29	Taubman Centers, Inc. (REIT)	1,671
82	TCF Financial Corp.	856
41	TFS Financial Corp.*	363
54	Torchmark Corp.	2,063
32	Transatlantic Holdings, Inc.	1,620
215	Travelers Cos., Inc. (The)	10,849
990	U.S. Bancorp	22,978
103	UDR, Inc. (REIT)	2,751
158	Unum Group	3,719
34	Validus Holdings Ltd.	878
87	Valley National Bancorp	1,034
51	Ventas, Inc. (REIT)	2,727
84	Vornado Realty Trust (REIT)	7,216
59	W. R. Berkley Corp.	1,823
57	Washington Federal, Inc.	857
62	Weingarten Realty Investors (REIT)	1,511
2,350	Wells Fargo & Co.	61,335
196	Weyerhaeuser Co. (REIT)	3,534
4	White Mountains Insurance Group Ltd.	1,600
159	XL Group plc	3,309
94	Zions Bancorp.	1,639
		831,211
	Health Care - 7.1%

49	Abbott Laboratories	2,573
195	Aetna, Inc.	7,806
44	Alere, Inc.*	1,099
19	Allscripts Healthcare Solutions, Inc.*	341
8	AMERIGROUP Corp.*	396
478	Amgen, Inc.	26,483
29	Baxter International, Inc.	1,623
10	Bio-Rad Laboratories, Inc., Class A*	1,003
785	Boston Scientific Corp.*	5,322
876	Bristol-Myers Squibb Co.	26,061
7	Brookdale Senior Living, Inc.*	113
90	Cardinal Health, Inc.	3,825
79	CareFusion Corp.*	2,023
39	Cephalon, Inc.*	3,145
139	CIGNA Corp.	6,497
49	Community Health Systems, Inc.*	998
17	Cooper Cos., Inc. (The)	1,280
76	Coventry Health Care, Inc.*	2,499
119	Covidien plc	6,209
43	DENTSPLY International, Inc.	1,514
351	Eli Lilly & Co.	13,166

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
14	Emdeon, Inc., Class A*	$262
147	Forest Laboratories, Inc.*	5,033
27	HCA Holdings, Inc.*	541
46	Health Net, Inc.*	1,136
22	Henry Schein, Inc.*	1,450
3	Hill-Rom Holdings, Inc.	91
134	Hologic, Inc.*	2,230
14	Hospira, Inc.*	647
86	Humana, Inc.	6,677
1,121	Johnson & Johnson	73,762
7	Kinetic Concepts, Inc.*	473
84	Life Technologies Corp.*	3,528
27	LifePoint Hospitals, Inc.*	991
75	Medtronic, Inc.	2,630
1,586	Merck & Co., Inc.	52,528
21	Mylan, Inc.*	436
60	Omnicare, Inc.	1,783
32	Patterson Cos., Inc.	935
58	PerkinElmer, Inc.	1,326
4,059	Pfizer, Inc.	77,040
120	QIAGEN N.V.*	1,853
7	Quest Diagnostics, Inc.	350
21	Teleflex, Inc.	1,208
238	Tenet Healthcare Corp.*	1,257
197	Thermo Fisher Scientific, Inc.*	10,821
557	UnitedHealth Group, Inc.	26,469
44	VCA Antech, Inc.*	814
12	Vertex Pharmaceuticals, Inc.*	543
8	Warner Chilcott plc, Class A	136
4	Watson Pharmaceuticals, Inc.*	268
189	WellPoint, Inc.	11,964
99	Zimmer Holdings, Inc.*	5,632
		408,790
	Industrials - 5.0%

43	3M Co.	3,568
34	Aecom Technology Corp.*	772
49	AGCO Corp.*	2,099
18	Air Lease Corp.*	411
21	Alexander & Baldwin, Inc.	891
16	Alliant Techsystems, Inc.	1,016
91	AMR Corp.*	329
10	Armstrong World Industries, Inc.	403
51	Avery Dennison Corp.	1,485
3	BE Aerospace, Inc.*	104
43	Boeing Co. (The)	2,875
29	Carlisle Cos., Inc.	1,137
22	Chicago Bridge & Iron Co. N.V. (NY Shares)	786
61	Cintas Corp.	1,951
14	CNH Global N.V.*	464
26	Con-way, Inc.	665
29	Cooper Industries plc	1,374
4	Copa Holdings S.A., Class A	276
55	Corrections Corp. of America*	1,248
58	Covanta Holding Corp.	952
25	Crane Co.	1,056
173	Delta Air Lines, Inc.*	1,303
21	Dover Corp.	1,208
109	Eaton Corp.	4,682
60	Equifax, Inc.	1,940
153	FedEx Corp.	12,044
3	Flowserve Corp.	283
24	GATX Corp.	870
13	General Cable Corp.*	392
171	General Dynamics Corp.	10,958
5,448	General Electric Co.	88,857
38	Goodrich Corp.	3,389
62	GrafTech International Ltd.*	973
38	Harsco Corp.	869
31	Hubbell, Inc., Class B	1,833
25	Huntington Ingalls Industries, Inc.*	748
4	IDEX Corp.	149
15	Illinois Tool Works, Inc.	698
35	Ingersoll-Rand plc	1,173
95	ITT Corp.	4,497
65	Jacobs Engineering Group, Inc.*	2,421
14	Kansas City Southern*	758
12	KAR Auction Services, Inc.*	176
73	KBR, Inc.	2,194
37	Kennametal, Inc.	1,364
8	Kirby Corp.*	440
55	L-3 Communications Holdings, Inc.	3,730
17	Lincoln Electric Holdings, Inc.	579
19	Lockheed Martin Corp.	1,410
42	Manpower, Inc.	1,692
17	Navistar International Corp.*	704
6	Nielsen Holdings N.V.*	178
181	Norfolk Southern Corp.	12,250
142	Northrop Grumman Corp.	7,756
47	Oshkosh Corp.*	927
64	Owens Corning*	1,860
49	Parker Hannifin Corp.	3,598
51	Pentair, Inc.	1,750
94	Pitney Bowes, Inc.	1,909
111	Quanta Services, Inc.*	2,130
96	R.R. Donnelley & Sons Co.	1,464
183	Raytheon Co.	7,911
20	Regal-Beloit Corp.	1,176
165	Republic Services, Inc.	5,009
26	Ryder System, Inc.	1,224
37	Shaw Group, Inc. (The)*	862
24	Snap-On, Inc.	1,270
335	Southwest Airlines Co.	2,888
48	Spirit Aerosystems Holdings, Inc., Class A*	805
19	SPX Corp.	1,081
86	Stanley Black & Decker, Inc.	5,330
56	Terex Corp.*	903
134	Textron, Inc.	2,261
20	Thomas & Betts Corp.*	874
7	Timken Co.	275
23	Towers Watson & Co., Class A	1,357
41	Trinity Industries, Inc.	1,130
241	Tyco International Ltd.	10,021
211	Union Pacific Corp.	19,448
25	United Continental Holdings, Inc.*	465
25	United Technologies Corp.	1,856
40	URS Corp.*	1,403
5	UTi Worldwide, Inc.	68
10	Verisk Analytics, Inc., Class A*	348
7	Waste Connections, Inc.	242
244	Waste Management, Inc.	8,062
12	WESCO International, Inc.*	517
		286,804
	Information Technology - 4.8%

217	Activision Blizzard, Inc.	2,569
9	Akamai Technologies, Inc.*	197
95	Amdocs Ltd.*	2,610
55	AOL, Inc.*	857
634	Applied Materials, Inc.	7,177
51	Arrow Electronics, Inc.*	1,591
15	Atmel Corp.*	137

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
78	Avnet, Inc.*	$2,047
25	AVX Corp.	328
6	Booz Allen Hamilton Holding Corp.*	96
4	Broadridge Financial Solutions, Inc.	83
243	Brocade Communications Systems, Inc.*	940
197	CA, Inc.	4,135
2,825	Cisco Systems, Inc.	44,296
80	Computer Sciences Corp.	2,453
30	Compuware Corp.*	254
50	CoreLogic, Inc.*	571
806	Corning, Inc.	12,114
53	Cree, Inc.*	1,719
222	Dell, Inc.*	3,300
34	Diebold, Inc.	974
15	DST Systems, Inc.	704
269	eBay, Inc.*	8,304
20	EchoStar Corp., Class A*	487
66	Fairchild Semiconductor International, Inc.*	875
135	Fidelity National Information Services, Inc.	3,804
15	Fiserv, Inc.*	837
8	Freescale Semiconductor Holdings I Ltd.*	92
15	Genpact Ltd.*	249
48	Harris Corp.	1,937
1,112	Hewlett-Packard Co.	28,945
39	IAC/InterActiveCorp*	1,542
83	Ingram Micro, Inc., Class A*	1,481
2,724	Intel Corp.	54,834
36	International Rectifier Corp.*	820
32	Intersil Corp., Class A	359
21	Itron, Inc.*	836
17	Jabil Circuit, Inc.	286
20	KLA-Tencor Corp.	734
41	Lexmark International, Inc., Class A*	1,310
205	LSI Corp.*	1,396
261	Marvell Technology Group Ltd.*	3,432
48	MEMC Electronic Materials, Inc.*	335
445	Micron Technology, Inc.*	2,630
69	Molex, Inc.	1,508
66	Monster Worldwide, Inc.*	623
134	Motorola Mobility Holdings, Inc.*	5,055
155	Motorola Solutions, Inc.*	6,524
7	National Semiconductor Corp.	174
17	NCR Corp.*	293
36	Novellus Systems, Inc.*	1,007
13	Paychex, Inc.	351
113	PMC-Sierra, Inc.*	688
10	QLogic Corp.*	140
100	SAIC, Inc.*	1,500
122	SanDisk Corp.*	4,471
2	Silicon Laboratories, Inc.*	69
51	SunPower Corp., Class A*	719
70	Synopsys, Inc.*	1,812
24	Tech Data Corp.*	1,130
187	Tellabs, Inc.	763
95	Teradyne, Inc.*	1,150
218	Texas Instruments, Inc.	5,714
83	Total System Services, Inc.	1,506
182	Visa, Inc., Class A	15,994
74	Vishay Intertechnology, Inc.*	844
119	Western Digital Corp.*	3,509
720	Xerox Corp.	5,976
669	Yahoo!, Inc.*	9,102
		275,299
	Materials - 1.5%

45	AK Steel Holding Corp.	405
546	Alcoa, Inc.	6,994
35	Aptargroup, Inc.	1,767
41	Ashland, Inc.	2,173
54	Bemis Co., Inc.	1,677
34	Cabot Corp.	1,171
6	CF Industries Holdings, Inc.	1,097
59	Commercial Metals Co.	693
25	Cytec Industries, Inc.	1,135
21	Domtar Corp.	1,687
604	Dow Chemical Co. (The)	17,184
20	Greif, Inc., Class A	1,117
80	Huntsman Corp.	1,049
177	International Paper Co.	4,806
150	LyondellBasell Industries N.V., Class A	5,197
12	Martin Marietta Materials, Inc.	850
87	MeadWestvaco Corp.	2,394
8	Nalco Holding Co.	296
250	Newmont Mining Corp.	15,655
162	Nucor Corp.	5,845
84	Owens-Illinois, Inc.*	1,591
5	Packaging Corp. of America	127
33	Reliance Steel & Aluminum Co.	1,367
2	Rockwood Holdings, Inc.*	102
67	RPM International, Inc.	1,396
8	Schnitzer Steel Industries, Inc., Class A	364
3	Scotts Miracle-Gro Co. (The), Class A	146
82	Sealed Air Corp.	1,510
51	Sonoco Products Co.	1,611
30	Steel Dynamics, Inc.	382
41	Temple-Inland, Inc.	992
20	Titanium Metals Corp.	321
74	United States Steel Corp.	2,229
43	Valspar Corp.	1,388
66	Vulcan Materials Co.	2,312
8	Westlake Chemical Corp.	368
4	WR Grace & Co.*	158
		89,556
	Telecommunication Services - 2.7%

3,042	AT&T, Inc.	86,636
314	CenturyLink, Inc.	11,351
13	Clearwire Corp., Class A*	42
511	Frontier Communications Corp.	3,827
875	Level 3 Communications, Inc.*	1,575
11	NII Holdings, Inc.*	424
1,537	Sprint Nextel Corp.*	5,779
46	Telephone & Data Systems, Inc.	1,179
11	tw telecom, inc.*	212
7	United States Cellular Corp.*	303
1,125	Verizon Communications, Inc.	40,691
117	Windstream Corp.	1,486
		153,505
	Utilities - 4.2%

337	AES Corp. (The)*	3,660
40	AGL Resources, Inc.	1,657
57	Alliant Energy Corp.	2,312
124	Ameren Corp.	3,752
247	American Electric Power Co., Inc.	9,542
90	American Water Works Co., Inc.	2,680
64	Aqua America, Inc.	1,413
46	Atmos Energy Corp.	1,543

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
180	Calpine Corp.*	$2,651
219	CenterPoint Energy, Inc.	4,382
130	CMS Energy Corp.	2,561
150	Consolidated Edison, Inc.	8,432
96	Constellation Energy Group, Inc.	3,695
296	Dominion Resources, Inc.	14,427
60	DPL, Inc.	1,795
87	DTE Energy Co.	4,399
684	Duke Energy Corp.	12,934
167	Edison International	6,211
91	Entergy Corp.	5,934
340	Exelon Corp.	14,661
215	FirstEnergy Corp.	9,514
396	GenOn Energy, Inc.*	1,204
70	Great Plains Energy, Inc.	1,368
49	Hawaiian Electric Industries, Inc.	1,177
40	Integrys Energy Group, Inc.	2,003
97	MDU Resources Group, Inc.	2,070
36	National Fuel Gas Co.	2,209
217	NextEra Energy, Inc.	12,308
144	NiSource, Inc.	3,076
91	Northeast Utilities	3,158
124	NRG Energy, Inc.*	2,907
53	NSTAR	2,423
121	NV Energy, Inc.	1,805
50	OGE Energy Corp.	2,502
51	Oneok, Inc.	3,616
116	Pepco Holdings, Inc.	2,260
204	PG&E Corp.	8,639
56	Pinnacle West Capital Corp.	2,477
296	PPL Corp.	8,548
151	Progress Energy, Inc.	7,369
260	Public Service Enterprise Group, Inc.	8,874
91	Questar Corp.	1,705
59	SCANA Corp.	2,373
123	Sempra Energy	6,460
436	Southern Co.	18,033
110	TECO Energy, Inc.	2,013
57	UGI Corp.	1,696
42	Vectren Corp.	1,150
58	Westar Energy, Inc.	1,546
120	Wisconsin Energy Corp.	3,797
249	Xcel Energy, Inc.	6,143
		243,064
	Total Common Stocks (Cost $3,221,431)	3,226,587

Principal Amount
	U.S. Government & Agency Security (a) - 0.1%
	Federal Home Loan Bank
$6,034	0.00%, due 09/01/11	6,034
	Total U.S. Government & Agency Security (Cost $6,034)	6,034

	Repurchase Agreements (a)(b) - 44.4%
2,559,020	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $2,559,024	2,559,020
	Total Repurchase Agreements (Cost $2,559,020)	2,559,020

	Total Investment Securities (Cost $5,786,485) — 100.4%	5,791,641
	Liabilities in excess of other assets — (0.4%)	(23,582)
	Net Assets — 100.0%	$5,768,059

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $1,646,565.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT       Real Estate Investment Trust

As of August 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(197,474)
Net unrealized depreciation	$(197,474)
Federal income tax cost of investments	$5,989,115

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Russell1000 Value had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Value Index	$178,900	$15,808

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Value Index	1,948,411	108,127

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Value Index	3,348,700	295,125

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Value Index	2,832,825	75,582

		$494,642

See accompanying notes to schedules of portfolio investments.

Ultra Russell1000 Growth

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 67.3%
	Consumer Discretionary - 9.6%

90	Aaron’s, Inc.	$2,398
117	Abercrombie & Fitch Co., Class A	7,442
114	Advance Auto Parts, Inc.	6,922
561	Amazon.com, Inc.*	120,778
84	AMC Networks, Inc., Class A*	3,108
186	Apollo Group, Inc., Class A*	8,709
31	AutoNation, Inc.*	1,252
41	AutoZone, Inc.*	12,587
62	Bally Technologies, Inc.*	1,946
385	Bed Bath & Beyond, Inc.*	21,891
40	Big Lots, Inc.*	1,356
169	BorgWarner, Inc.*	12,065
121	Brinker International, Inc.	2,732
335	Cablevision Systems Corp., Class A	6,050
58	CarMax, Inc.*	1,630
160	CBS Corp., Class B	4,008
89	Charter Communications, Inc., Class A*	4,439
181	Chico’s FAS, Inc.	2,520
48	Chipotle Mexican Grill, Inc.*	15,042
4	Choice Hotels International, Inc.	124
453	Coach, Inc.	25,468
1,856	Comcast Corp., Class A	39,923
211	Darden Restaurants, Inc.	10,149
60	Deckers Outdoor Corp.*	5,338
86	DeVry, Inc.	3,799
145	Dick’s Sporting Goods, Inc.*	5,094
1,185	DIRECTV, Class A*	52,104
430	Discovery Communications, Inc., Class A*	18,180
232	DISH Network Corp., Class A*	5,768
153	Dollar General Corp.*	5,600
189	Dollar Tree, Inc.*	13,498
31	DSW, Inc., Class A*	1,439
176	Expedia, Inc.	5,335
189	Family Dollar Stores, Inc.	10,091
3,227	Ford Motor Co.*	35,884
81	Fossil, Inc.*	7,825
11	Garmin Ltd.	369
220	Gentex Corp.	5,708
66	Genuine Parts Co.	3,631
377	Goodyear Tire & Rubber Co. (The)*	4,697
100	Guess?, Inc.	3,411
277	H&R Block, Inc.	4,188
149	Hanesbrands, Inc.*	4,255
365	Harley-Davidson, Inc.	14,111
71	Harman International Industries, Inc.	2,569
188	Hasbro, Inc.	7,283
1,488	Home Depot, Inc.	49,669
3	Hyatt Hotels Corp., Class A*	107
238	International Game Technology	3,632
282	Interpublic Group of Cos., Inc. (The)	2,434
43	ITT Educational Services, Inc.*	3,103
72	John Wiley & Sons, Inc., Class A	3,513
265	Johnson Controls, Inc.	8,448
379	Kohl’s Corp.	17,563
27	Lamar Advertising Co., Class A*	565
605	Las Vegas Sands Corp.*	28,175
166	Leggett & Platt, Inc.	3,684
428	Liberty Global, Inc., Class A*	17,287
411	Limited Brands, Inc.	15,511
225	LKQ Corp.*	5,760
82	Macy’s, Inc.	2,128
429	Marriott International, Inc., Class A	12,561
399	Mattel, Inc.	10,721
1,602	McDonald’s Corp.	144,917
387	McGraw-Hill Cos., Inc. (The)	16,297
120	MGM Resorts International*	1,328
38	Morningstar, Inc.	2,267
81	Netflix, Inc.*	19,036
551	NIKE, Inc., Class B	47,744
252	Nordstrom, Inc.	11,456
434	Omnicom Group, Inc.	17,599
213	O’Reilly Automotive, Inc.*	13,819
45	Panera Bread Co., Class A*	5,182
175	PetSmart, Inc.	7,382
50	Polaris Industries, Inc.	5,494
77	priceline.com, Inc.*	41,369
14	PVH Corp.	933
97	Ralph Lauren Corp.	13,300
42	Regal Entertainment Group, Class A	549
181	Ross Stores, Inc.	13,851
116	Royal Caribbean Cruises Ltd.	3,011
136	Sally Beauty Holdings, Inc.*	2,298
145	Scripps Networks Interactive, Inc., Class A	6,213
6,093	Sirius XM Radio, Inc.*	10,967
1,157	Starbucks Corp.	44,683
301	Starwood Hotels & Resorts Worldwide, Inc.	13,413
56	Target Corp.	2,894
106	Tempur-Pedic International, Inc.*	6,173
83	Tesla Motors, Inc.*	2,053
274	Thomson Reuters Corp.	8,478
197	Tiffany & Co.	14,176
519	Time Warner Cable, Inc.	33,994
596	TJX Cos., Inc.	32,554
112	Tractor Supply Co.	6,873
96	Tupperware Brands Corp.	6,384
70	Ulta Salon Cosmetics & Fragrance, Inc.*	4,136
56	Under Armour, Inc., Class A*	3,968
186	Urban Outfitters, Inc.*	4,869
903	Viacom, Inc., Class B	43,561
490	Virgin Media, Inc.	12,426
4	Visteon Corp.*	204
45	Weight Watchers International, Inc.	2,723
84	Williams-Sonoma, Inc.	2,781
122	Wynn Resorts Ltd.	18,876
719	Yum! Brands, Inc.	39,092
		1,406,900
	Consumer Staples - 8.4%

2,411	Altria Group, Inc.	65,555
664	Avon Products, Inc.	14,980
8	BJ’s Wholesale Club, Inc.*	407
135	Brown-Forman Corp., Class B	9,686
58	Bunge Ltd.	3,753
207	Campbell Soup Co.	6,597
128	Church & Dwight Co., Inc.	5,573
12	Clorox Co.	836
3,050	Coca-Cola Co. (The)	214,872
384	Coca-Cola Enterprises, Inc.	10,606
681	Colgate-Palmolive Co.	61,270
80	ConAgra Foods, Inc.	1,954
95	Corn Products International, Inc.	4,442
674	Costco Wholesale Corp.	52,936
342	Dr. Pepper Snapple Group, Inc.	13,160
174	Estee Lauder Cos., Inc. (The), Class A	16,993
173	Flowers Foods, Inc.	3,296
743	General Mills, Inc.	28,167

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
190	Green Mountain Coffee Roasters, Inc.*	$19,901
290	H. J. Heinz Co.	15,266
108	Hansen Natural Corp.*	9,215
184	Herbalife Ltd.	10,267
175	Hershey Co. (The)	10,264
113	Hormel Foods Corp.	3,120
355	Kellogg Co.	19,284
531	Kimberly-Clark Corp.	36,724
701	Kroger Co. (The)	16,516
140	McCormick & Co., Inc. (Non-Voting)	6,691
58	Mead Johnson Nutrition Co.	4,132
2,440	PepsiCo, Inc.	157,209
2,485	Philip Morris International, Inc.	172,260
289	Procter & Gamble Co. (The)	18,403
158	Reynolds American, Inc.	5,936
750	Sara Lee Corp.	13,530
901	Sysco Corp.	25,165
1,334	Walgreen Co.	46,970
2,082	Wal-Mart Stores, Inc.	110,783
239	Whole Foods Market, Inc.	15,781
		1,232,500
	Energy - 7.5%

196	Alpha Natural Resources, Inc.*	6,482
117	Anadarko Petroleum Corp.	8,629
170	Apache Corp.	17,522
35	Arch Coal, Inc.	711
25	Atwood Oceanics, Inc.*	1,052
267	Baker Hughes, Inc.	16,316
181	Brigham Exploration Co.*	5,267
161	Cabot Oil & Gas Corp.	12,213
279	Cameron International Corp.*	14,497
30	CARBO Ceramics, Inc.	4,805
177	Chevron Corp.	17,507
35	Cimarex Energy Co.	2,488
170	Cobalt International Energy, Inc.*	1,644
160	Concho Resources, Inc.*	13,912
350	CONSOL Energy, Inc.	15,981
65	Continental Resources, Inc.*	3,633
70	Core Laboratories N.V.	7,811
517	Denbury Resources, Inc.*	8,246
50	Diamond Offshore Drilling, Inc.	3,187
123	Dresser-Rand Group, Inc.*	5,221
1,117	El Paso Corp.	21,379
414	EOG Resources, Inc.	38,332
81	EQT Corp.	4,845
211	EXCO Resources, Inc.	2,823
5,613	Exxon Mobil Corp.	415,587
371	FMC Technologies, Inc.*	16,495
138	Forest Oil Corp.*	2,687
1,413	Halliburton Co.	62,695
136	Helmerich & Payne, Inc.	7,755
147	HollyFrontier Corp.	10,549
180	Kinder Morgan, Inc.	4,653
43	Kosmos Energy Ltd.*	597
317	McDermott International, Inc.*	4,562
46	Murphy Oil Corp.	2,465
120	Newfield Exploration Co.*	6,126
55	Noble Energy, Inc.	4,860
361	Occidental Petroleum Corp.	31,313
168	Oceaneering International, Inc.	7,172
67	Oil States International, Inc.*	4,427
26	Patterson-UTI Energy, Inc.	635
418	Peabody Energy Corp.	20,398
146	Pioneer Natural Resources Co.	11,413
214	QEP Resources, Inc.	7,535
13	Quicksilver Resources, Inc.*	124
248	Range Resources Corp.	16,060
32	Rowan Cos., Inc.*	1,154
66	RPC, Inc.	1,709
633	SandRidge Energy, Inc.*	4,646
2,095	Schlumberger Ltd.	163,661
79	SM Energy Co.	6,044
537	Southwestern Energy Co.*	20,379
123	Superior Energy Services, Inc.*	4,344
5	Tidewater, Inc.	268
236	Ultra Petroleum Corp.*	7,906
181	Whiting Petroleum Corp.*	8,527
		1,091,249
	Financials - 2.6%

57	Affiliated Managers Group, Inc.*	4,968
981	American Express Co.	48,766
125	Apartment Investment & Management Co., Class A (REIT)	3,321
65	BlackRock, Inc.	10,709
185	Boston Properties, Inc. (REIT)	19,294
78	Camden Property Trust (REIT)	5,212
451	CB Richard Ellis Group, Inc., Class A*	6,837
81	CBOE Holdings, Inc.	2,045
1,550	Charles Schwab Corp. (The)	19,112
35	Corporate Office Properties Trust (REIT)	938
147	Digital Realty Trust, Inc. (REIT)	8,783
83	Discover Financial Services	2,088
183	Eaton Vance Corp.	4,467
33	Equity Residential (REIT)	2,019
43	Erie Indemnity Co., Class A	3,162
28	Essex Property Trust, Inc. (REIT)	4,019
73	Federal Realty Investment Trust (REIT)	6,610
113	Federated Investors, Inc., Class B	2,001
224	Franklin Resources, Inc.	26,862
34	Green Dot Corp., Class A*	1,112
46	Greenhill & Co., Inc.	1,634
74	Hudson City Bancorp, Inc.	460
114	IntercontinentalExchange, Inc.*	13,446
51	Jones Lang LaSalle, Inc.	3,412
171	Lazard Ltd., Class A	4,988
45	LPL Investment Holdings, Inc.*	1,310
72	Macerich Co. (The) (REIT)	3,531
308	Moody’s Corp.	9,496
185	MSCI, Inc., Class A*	6,395
23	NASDAQ OMX Group, Inc. (The)*	545
125	NYSE Euronext	3,410
109	People’s United Financial, Inc.	1,281
151	Plum Creek Timber Co., Inc. (REIT)	5,733
204	Public Storage (REIT)	25,241
190	Rayonier, Inc. (REIT)	7,948
225	SEI Investments Co.	3,850
370	Simon Property Group, Inc. (REIT)	43,475
401	T. Rowe Price Group, Inc.	21,446
338	TD Ameritrade Holding Corp.	5,198
25	UDR, Inc. (REIT)	668
16	Validus Holdings Ltd.	413
238	Ventas, Inc. (REIT)	12,728
31	Vornado Realty Trust (REIT)	2,663
133	Waddell & Reed Financial, Inc., Class A	4,152
532	Wells Fargo & Co.	13,885

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
241	Weyerhaeuser Co. (REIT)	$4,345
		383,978
	Health Care - 7.3%

2,253	Abbott Laboratories	118,305
537	Agilent Technologies, Inc.*	19,799
284	Alexion Pharmaceuticals, Inc.*	16,456
471	Allergan, Inc.	38,533
237	Allscripts Healthcare Solutions, Inc.*	4,255
45	AMERIGROUP Corp.*	2,226
423	AmerisourceBergen Corp.	16,742
202	Amylin Pharmaceuticals, Inc.*	2,285
793	Baxter International, Inc.	44,392
338	Becton, Dickinson and Co.	27,506
373	Biogen Idec, Inc.*	35,137
171	BioMarin Pharmaceutical, Inc.*	5,059
131	Brookdale Senior Living, Inc.*	2,110
131	Bruker Corp.*	1,864
132	C.R. Bard, Inc.	12,574
271	Cardinal Health, Inc.	11,518
108	CareFusion Corp.*	2,766
66	Catalyst Health Solutions, Inc.*	3,546
715	Celgene Corp.*	42,521
219	Cerner Corp.*	14,445
80	Charles River Laboratories International, Inc.*	2,650
19	Cooper Cos., Inc. (The)	1,430
94	Covance, Inc.*	4,659
409	Covidien plc	21,342
147	DaVita, Inc.*	10,816
225	Dendreon Corp.*	2,763
89	DENTSPLY International, Inc.	3,133
177	Edwards Lifesciences Corp.*	13,355
522	Eli Lilly & Co.	19,580
2	Emdeon, Inc., Class A*	37
180	Endo Pharmaceuticals Holdings, Inc.*	5,744
754	Express Scripts, Inc.*	35,393
74	Gen-Probe, Inc.*	4,438
1,215	Gilead Sciences, Inc.*	48,460
125	HCA Holdings, Inc.*	2,504
391	Health Management Associates, Inc., Class A*	3,214
75	Henry Schein, Inc.*	4,943
88	Hill-Rom Holdings, Inc.	2,666
217	Hospira, Inc.*	10,025
293	Human Genome Sciences, Inc.*	3,771
89	IDEXX Laboratories, Inc.*	7,100
190	Illumina, Inc.*	9,899
61	Intuitive Surgical, Inc.*	23,262
863	Johnson & Johnson	56,785
77	Kinetic Concepts, Inc.*	5,201
155	Laboratory Corp. of America Holdings*	12,947
24	Life Technologies Corp.*	1,008
146	Lincare Holdings, Inc.	3,143
389	McKesson Corp.	31,093
617	Medco Health Solutions, Inc.*	33,404
74	MEDNAX, Inc.*	4,833
1,426	Medtronic, Inc.	50,010
50	Mettler-Toledo International, Inc.*	7,964
614	Mylan, Inc.*	12,747
132	Myriad Genetics, Inc.*	2,618
63	Patterson Cos., Inc.	1,841
128	Perrigo Co.	12,127
154	Pharmaceutical Product Development, Inc.	4,848
57	Pharmasset, Inc.*	7,485
223	Quest Diagnostics, Inc.	11,166
113	Regeneron Pharmaceuticals, Inc.*	6,670
236	ResMed, Inc.*	7,309
86	Sirona Dental Systems, Inc.*	4,013
508	St. Jude Medical, Inc.	23,134
484	Stryker Corp.	23,639
96	SXC Health Solutions Corp.*	5,250
57	Techne Corp.	4,131
42	Tenet Healthcare Corp.*	222
88	Thoratec Corp.*	3,015
80	United Therapeutics Corp.*	3,452
139	Universal Health Services, Inc., Class B	5,782
181	Varian Medical Systems, Inc.*	10,310
281	Vertex Pharmaceuticals, Inc.*	12,721
239	Warner Chilcott plc, Class A	4,077
141	Waters Corp.*	11,262
184	Watson Pharmaceuticals, Inc.*	12,350
		1,059,780
	Industrials - 8.4%

969	3M Co.	80,408
82	Aecom Technology Corp.*	1,863
3	Alliant Techsystems, Inc.	190
248	AMETEK, Inc.	9,692
242	AMR Corp.*	876
3	Armstrong World Industries, Inc.	121
10	Avery Dennison Corp.	291
181	Babcock & Wilcox Co. (The)*	4,168
142	BE Aerospace, Inc.*	4,946
1,011	Boeing Co. (The)	67,595
256	C.H. Robinson Worldwide, Inc.	18,048
8	Carlisle Cos., Inc.	314
995	Caterpillar, Inc.	90,545
89	Chicago Bridge & Iron Co. N.V. (NY Shares)	3,182
8	Con-way, Inc.	205
167	Cooper Industries plc	7,912
39	Copa Holdings S.A., Class A	2,696
92	Copart, Inc.*	3,960
12	Covanta Holding Corp.	197
1,703	CSX Corp.	37,364
303	Cummins, Inc.	28,155
848	Danaher Corp.	38,847
648	Deere & Co.	52,371
785	Delta Air Lines, Inc.*	5,911
118	Donaldson Co., Inc.	6,960
224	Dover Corp.	12,885
76	Dun & Bradstreet Corp.	5,084
200	Eaton Corp.	8,590
1,160	Emerson Electric Co.	53,998
10	Equifax, Inc.	323
328	Expeditors International of Washington, Inc.	14,924
455	Fastenal Co.	15,233
28	FedEx Corp.	2,204
78	Flowserve Corp.	7,359
269	Fluor Corp.	16,334
81	Gardner Denver, Inc.	6,382
42	General Cable Corp.*	1,266
79	Goodrich Corp.	7,045
94	Graco, Inc.	3,711
10	GrafTech International Ltd.*	157
11	Harsco Corp.	251
377	Hertz Global Holdings, Inc.*	4,222
1,215	Honeywell International, Inc.	58,089

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
115	IDEX Corp.	$4,276
76	IHS, Inc., Class A*	5,897
643	Illinois Tool Works, Inc.	29,925
406	Ingersoll-Rand plc	13,605
278	Iron Mountain, Inc.	9,046
141	J.B. Hunt Transport Services, Inc.	5,667
162	Joy Global, Inc.	13,519
127	Kansas City Southern*	6,878
9	KAR Auction Services, Inc.*	132
15	KBR, Inc.	451
15	Kennametal, Inc.	553
59	Kirby Corp.*	3,247
74	Landstar System, Inc.	2,996
82	Lennox International, Inc.	2,560
80	Lincoln Electric Holdings, Inc.	2,722
386	Lockheed Martin Corp.	28,637
203	Manitowoc Co., Inc. (The)	2,255
553	Masco Corp.	4,905
68	MSC Industrial Direct Co., Class A	4,194
61	Navistar International Corp.*	2,525
107	Nielsen Holdings N.V.*	3,174
94	Nordson Corp.	4,127
564	PACCAR, Inc.	21,223
179	Pall Corp.	9,152
103	Parker Hannifin Corp.	7,563
60	Polypore International, Inc.*	3,700
221	Precision Castparts Corp.	36,211
227	Robert Half International, Inc.	5,430
223	Rockwell Automation, Inc.	14,301
238	Rockwell Collins, Inc.	12,009
148	Roper Industries, Inc.	11,389
16	Snap-On, Inc.	847
215	Southwest Airlines Co.	1,853
37	Spirit Aerosystems Holdings, Inc., Class A*	621
22	SPX Corp.	1,252
133	Stericycle, Inc.*	11,665
25	Textron, Inc.	422
20	Thomas & Betts Corp.*	874
114	Timken Co.	4,486
48	Toro Co. (The)	2,619
18	Towers Watson & Co., Class A	1,062
77	TransDigm Group, Inc.*	7,073
123	Union Pacific Corp.	11,337
436	United Continental Holdings, Inc.*	8,105
1,134	United Parcel Service, Inc., Class B	76,420
1,337	United Technologies Corp.	99,272
143	UTi Worldwide, Inc.	1,937
35	Valmont Industries, Inc.	3,239
154	Verisk Analytics, Inc., Class A*	5,365
88	W.W. Grainger, Inc.	13,561
104	WABCO Holdings, Inc.*	4,852
154	Waste Connections, Inc.	5,327
31	WESCO International, Inc.*	1,336
75	Westinghouse Air Brake Technologies Corp.	4,567
		1,225,235
	Information Technology - 18.6%

997	Accenture plc, Class A	53,429
83	Acme Packet, Inc.*	3,908
779	Adobe Systems, Inc.*	19,662
949	Advanced Micro Devices, Inc.*	6,482
262	Akamai Technologies, Inc.*	5,748
79	Alliance Data Systems Corp.*	7,379
497	Altera Corp.	18,086
272	Amphenol Corp., Class A	12,779
463	Analog Devices, Inc.	15,288
142	ANSYS, Inc.*	7,665
1,428	Apple, Inc.*	549,537
128	Applied Materials, Inc.	1,449
149	Ariba, Inc.*	4,042
25	Arrow Electronics, Inc.*	780
661	Atmel Corp.*	6,022
355	Autodesk, Inc.*	10,011
771	Automatic Data Processing, Inc.	38,573
295	Avago Technologies Ltd.	9,767
273	BMC Software, Inc.*	11,087
17	Booz Allen Hamilton Holding Corp.*	273
828	Broadcom Corp., Class A*	29,518
180	Broadridge Financial Solutions, Inc.	3,748
415	Cadence Design Systems, Inc.*	3,835
147	Ciena Corp.*	1,799
290	Citrix Systems, Inc.*	17,525
470	Cognizant Technology Solutions Corp., Class A*	29,821
247	Compuware Corp.*	2,090
10	Cree, Inc.*	324
259	Cypress Semiconductor Corp.*	4,103
1,862	Dell, Inc.*	27,679
82	Dolby Laboratories, Inc., Class A*	2,755
8	DST Systems, Inc.	375
972	eBay, Inc.*	30,006
513	Electronic Arts, Inc.*	11,584
3,177	EMC Corp.*	71,768
72	Equinix, Inc.*	6,771
125	F5 Networks, Inc.*	10,203
71	Factset Research Systems, Inc.	6,241
92	First Solar, Inc.*	9,198
178	Fiserv, Inc.*	9,938
23	FleetCor Technologies, Inc.*	653
247	FLIR Systems, Inc.	6,390
185	Fortinet, Inc.*	3,539
42	Freescale Semiconductor Holdings I Ltd.*	483
150	Gartner, Inc.*	5,343
151	Genpact Ltd.*	2,502
124	Global Payments, Inc.	5,683
389	Google, Inc., Class A*	210,433
53	Harris Corp.	2,139
163	Informatica Corp.*	6,810
1,870	International Business Machines Corp.	321,472
97	Intersil Corp., Class A	1,089
467	Intuit, Inc.*	23,037
43	IPG Photonics Corp.*	2,493
245	Jabil Circuit, Inc.	4,128
350	JDS Uniphase Corp.*	4,540
823	Juniper Networks, Inc.*	17,225
200	KLA-Tencor Corp.	7,336
192	Lam Research Corp.*	7,135
133	Lender Processing Services, Inc.	2,346
352	Linear Technology Corp.	10,078
14	LinkedIn Corp., Class A*	1,178
267	LSI Corp.*	1,818
166	Mastercard, Inc., Class A	54,732
456	Maxim Integrated Products, Inc.	10,511
211	MEMC Electronic Materials, Inc.*	1,473
294	Microchip Technology, Inc.	9,649
125	MICROS Systems, Inc.*	5,958
11,457	Microsoft Corp.	304,756
140	National Instruments Corp.	3,560
366	National Semiconductor Corp.	9,113
192	NCR Corp.*	3,308

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
568	NetApp, Inc.*	$21,368
114	NeuStar, Inc., Class A*	2,850
368	Nuance Communications, Inc.*	6,830
927	NVIDIA Corp.*	12,338
687	ON Semiconductor Corp.*	4,994
5,930	Oracle Corp.	166,455
459	Paychex, Inc.	12,384
21	PMC-Sierra, Inc.*	128
272	Polycom, Inc.*	6,474
132	QLogic Corp.*	1,844
2,578	QUALCOMM, Inc.	132,664
159	Rackspace Hosting, Inc.*	5,813
298	Red Hat, Inc.*	11,783
237	Riverbed Technology, Inc.*	5,873
174	Rovi Corp.*	8,507
143	SAIC, Inc.*	2,145
207	Salesforce.com, Inc.*	26,651
62	Silicon Laboratories, Inc.*	2,143
292	Skyworks Solutions, Inc.*	6,024
109	Solera Holdings, Inc.	6,393
1,166	Symantec Corp.*	19,997
16	Synopsys, Inc.*	414
261	Teradata Corp.*	13,666
1,138	Texas Instruments, Inc.	29,827
256	TIBCO Software, Inc.*	5,729
189	Trimble Navigation Ltd.*	7,019
116	Varian Semiconductor Equipment Associates, Inc.*	7,109
157	VeriFone Systems, Inc.*	5,530
260	VeriSign, Inc.	8,099
261	Visa, Inc., Class A	22,937
62	Vistaprint N.V.*	1,825
131	VMware, Inc., Class A*	12,361
91	WebMD Health Corp.*	3,216
976	Western Union Co. (The)	16,124
410	Xilinx, Inc.	12,767
84	Zebra Technologies Corp., Class A*	3,018
		2,725,457
	Materials - 4.0%

327	Air Products & Chemicals, Inc.	26,772
121	Airgas, Inc.	7,851
34	AK Steel Holding Corp.	306
142	Albemarle Corp.	7,201
164	Allegheny Technologies, Inc.	8,220
138	Allied Nevada Gold Corp.*	5,731
259	Ball Corp.	9,303
68	Carpenter Technology Corp.	3,432
241	Celanese Corp.	11,329
92	CF Industries Holdings, Inc.	16,819
225	Cliffs Natural Resources, Inc.	18,641
51	Compass Minerals International, Inc.	3,856
241	Crown Holdings, Inc.*	8,548
1,434	E.I. du Pont de Nemours & Co.	69,219
110	Eastman Chemical Co.	9,100
358	Ecolab, Inc.	19,189
111	FMC Corp.	8,428
1,463	Freeport-McMoRan Copper & Gold, Inc.	68,966
58	Huntsman Corp.	760
124	International Flavors & Fragrances, Inc.	7,195
143	International Paper Co.	3,882
81	Intrepid Potash, Inc.*	2,772
34	Kronos Worldwide, Inc.	744
99	Lubrizol Corp.	13,340
33	LyondellBasell Industries N.V., Class A	1,143
33	Martin Marietta Materials, Inc.	2,337
87	Molycorp, Inc.*	4,917
827	Monsanto Co.	57,005
425	Mosaic Co. (The)	30,230
190	Nalco Holding Co.	7,032
142	Packaging Corp. of America	3,600
244	PPG Industries, Inc.	18,688
468	Praxair, Inc.	46,093
17	Reliance Steel & Aluminum Co.	705
107	Rock-Tenn Co., Class A	5,743
100	Rockwood Holdings, Inc.*	5,100
84	Royal Gold, Inc.	6,441
10	Schnitzer Steel Industries, Inc., Class A	455
61	Scotts Miracle-Gro Co. (The), Class A	2,962
139	Sherwin-Williams Co. (The)	10,528
188	Sigma-Aldrich Corp.	12,105
76	Silgan Holdings, Inc.	2,883
189	Solutia, Inc.*	3,285
262	Southern Copper Corp.	8,848
246	Steel Dynamics, Inc.	3,132
43	Temple-Inland, Inc.	1,041
70	Titanium Metals Corp.	1,122
19	Valspar Corp.	614
96	Walter Energy, Inc.	7,847
6	Westlake Chemical Corp.	276
102	WR Grace & Co.*	4,021
		579,757
	Telecommunication Services - 0.8%

612	American Tower Corp., Class A*	32,962
240	Clearwire Corp., Class A*	770
448	Crown Castle International Corp.*	19,457
429	MetroPCS Communications, Inc.*	4,788
230	NII Holdings, Inc.*	8,862
175	SBA Communications Corp., Class A*	6,613
199	tw telecom, inc.*	3,839
987	Verizon Communications, Inc.	35,700
437	Windstream Corp.	5,550
		118,541
	Utilities - 0.1%

22	Aqua America, Inc.	486
79	ITC Holdings Corp.	5,977
19	National Fuel Gas Co.	1,165
12	Oneok, Inc.	851
		8,479
	Total Common Stocks (Cost $8,076,253)	9,831,876

Principal Amount
	U.S. Government & Agency Security (a) - 0.1%
	Federal Home Loan Bank
$8,072	0.00%, due 09/01/11	8,072
	Total U.S. Government & Agency Security (Cost $8,072)	8,072

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements (a)(b) - 22.0%
$3,217,390	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $3,217,396	$3,217,390
	Total Repurchase Agreements (Cost $3,217,390)	3,217,390

	Total Investment Securities (Cost $11,301,715) — 89.4%	13,057,338
	Other assets less liabilities — 10.6%	1,554,851
	Net Assets — 100.0%	$14,612,189

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $3,364,525.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of August 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,843,649
Aggregate gross unrealized depreciation	(730,757)
Net unrealized appreciation	$1,112,892
Federal income tax cost of investments	$11,944,446

Swap Agreements

Ultra Russell1000 Growth had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Growth Index	$252,769	$21,617

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Growth Index	5,573,526	221,184

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 1000® Growth Index	1,160,509	172,317

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Growth Index	8,697,509	741,500

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Growth Index	3,711,875	395,620

		$1,552,238

See accompanying notes to schedules of portfolio investments.

Ultra Russell MidCap Value

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 62.4%
	Consumer Discretionary - 7.0%

51	Aaron’s, Inc.	$1,359
29	Abercrombie & Fitch Co., Class A	1,845
455	American Eagle Outfitters, Inc.	5,037
208	Autoliv, Inc.	11,611
48	AutoNation, Inc.*	1,938
7	Bally Technologies, Inc.*	220
739	Best Buy Co., Inc.	18,911
115	Big Lots, Inc.*	3,898
15	Brinker International, Inc.	339
144	Career Education Corp.*	2,444
440	CarMax, Inc.*	12,368
137	Chico’s FAS, Inc.	1,907
61	Choice Hotels International, Inc.	1,896
96	Clear Channel Outdoor Holdings, Inc., Class A*	1,099
653	D.R. Horton, Inc.	6,870
30	DeVry, Inc.	1,325
79	Dillard’s, Inc., Class A	3,656
116	DISH Network Corp., Class A*	2,884
167	DreamWorks Animation SKG, Inc., Class A*	3,527
4	DSW, Inc., Class A*	186
90	Education Management Corp.*	1,416
188	Expedia, Inc.	5,698
46	Federal-Mogul Corp.*	817
361	Foot Locker, Inc.	7,534
360	Fortune Brands, Inc.	20,563
330	GameStop Corp., Class A*	7,897
561	Gannett Co., Inc.	6,480
890	Gap, Inc. (The)	14,703
234	Garmin Ltd.	7,846
267	Genuine Parts Co.	14,690
294	H&R Block, Inc.	4,445
55	Harman International Industries, Inc.	1,990
98	Hyatt Hotels Corp., Class A*	3,480
340	International Game Technology	5,188
714	Interpublic Group of Cos., Inc. (The)	6,162
386	J.C. Penney Co., Inc.	10,279
214	Jarden Corp.	6,215
95	Lamar Advertising Co., Class A*	1,986
245	Lear Corp.	11,706
83	Leggett & Platt, Inc.	1,842
374	Lennar Corp., Class A	5,498
166	Liberty Media Corp. - Capital, Class A*	11,837
1,403	Liberty Media Corp. - Interactive, Class A*	22,195
122	Liberty Media Corp. - Starz, Class A*	8,402
871	Macy’s, Inc.	22,602
141	Madison Square Garden Co. (The), Class A*	3,407
209	Mattel, Inc.	5,616
126	McGraw-Hill Cos., Inc. (The)	5,306
641	MGM Resorts International*	7,096
133	Mohawk Industries, Inc.*	6,590
680	Newell Rubbermaid, Inc.	9,411
13	NVR, Inc.*	8,274
158	Penn National Gaming, Inc.*	6,290
797	PulteGroup, Inc.*	3,826
119	PVH Corp.	7,933
233	RadioShack Corp.	3,031
126	Regal Entertainment Group, Class A	1,647
139	Royal Caribbean Cruises Ltd.	3,608
16	Sally Beauty Holdings, Inc.*	270
90	Sears Holdings Corp.*	5,390
557	Service Corp. International	5,693
203	Signet Jewelers Ltd.*	7,905
1,665	Staples, Inc.	24,542
103	Thor Industries, Inc.	2,290
343	Toll Brothers, Inc.*	5,896
238	TRW Automotive Holdings Corp.*	9,922
203	VF Corp.	23,763
113	Visteon Corp.*	5,772
12	Washington Post Co. (The), Class B	4,269
698	Wendy’s Co. (The)	3,399
178	Whirlpool Corp.	11,159
117	Williams-Sonoma, Inc.	3,874
134	WMS Industries, Inc.*	2,924
397	Wyndham Worldwide Corp.	12,895
		496,789
	Consumer Staples - 4.1%

115	BJ’s Wholesale Club, Inc.*	5,844
35	Brown-Forman Corp., Class B	2,511
255	Bunge Ltd.	16,501
101	Campbell Soup Co.	3,219
140	Church & Dwight Co., Inc.	6,096
293	Clorox Co.	20,422
178	Coca-Cola Enterprises, Inc.	4,916
834	ConAgra Foods, Inc.	20,366
424	Constellation Brands, Inc., Class A*	8,383
34	Corn Products International, Inc.	1,590
428	Dean Foods Co.*	3,698
163	Energizer Holdings, Inc.*	12,303
313	H. J. Heinz Co.	16,476
90	Hershey Co. (The)	5,279
150	Hormel Foods Corp.	4,142
271	J.M. Smucker Co. (The)	19,536
335	Lorillard, Inc.	37,326
98	McCormick & Co., Inc. (Non-Voting)	4,683
390	Mead Johnson Nutrition Co.	27,788
313	Molson Coors Brewing Co., Class B	13,694
128	Ralcorp Holdings, Inc.*	11,081
827	Safeway, Inc.	15,159
232	Sara Lee Corp.	4,185
388	Smithfield Foods, Inc.*	8,505
495	SUPERVALU, Inc.	3,945
703	Tyson Foods, Inc., Class A	12,281
		289,929
	Energy - 4.2%

232	Alpha Natural Resources, Inc.*	7,672
441	Arch Coal, Inc.	8,957
94	Atwood Oceanics, Inc.*	3,956
150	Cameron International Corp.*	7,794
147	Cimarex Energy Co.	10,450
19	Cobalt International Energy, Inc.*	184
157	Denbury Resources, Inc.*	2,504
85	Diamond Offshore Drilling, Inc.	5,417
106	El Paso Corp.	2,029
168	Energen Corp.	8,249
191	EQT Corp.	11,426
29	EXCO Resources, Inc.	388
57	Forest Oil Corp.*	1,110
16	Helmerich & Payne, Inc.	912
12	Kosmos Energy Ltd.*	167
68	McDermott International, Inc.*	978
382	Murphy Oil Corp.	20,468
671	Nabors Industries Ltd.*	12,373
133	Newfield Exploration Co.*	6,790
329	Noble Energy, Inc.	29,070
19	Oil States International, Inc.*	1,256

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
321	Patterson-UTI Energy, Inc.	$7,845
52	Pioneer Natural Resources Co.	4,065
329	Plains Exploration & Production Co.*	9,676
89	QEP Resources, Inc.	3,134
257	Quicksilver Resources, Inc.*	2,449
248	Rowan Cos., Inc.*	8,945
51	SEACOR Holdings, Inc.	4,526
29	SM Energy Co.	2,218
291	Southern Union Co.	12,187
1,517	Spectra Energy Corp.	39,396
283	Sunoco, Inc.	10,794
97	Teekay Corp.	2,635
336	Tesoro Corp.*	8,084
113	Tidewater, Inc.	6,057
98	Unit Corp.*	4,674
1,331	Valero Energy Corp.	30,240
		299,075
	Financials - 19.4%

35	Affiliated Managers Group, Inc.*	3,051
144	Alexandria Real Estate Equities, Inc. (REIT)	10,485
15	Alleghany Corp.*	4,484
89	Allied World Assurance Co. Holdings AG	4,619
417	American Capital Agency Corp. (REIT)	11,889
823	American Capital Ltd.*	7,168
188	American Financial Group, Inc./OH	6,257
16	American National Insurance Co.	1,199
566	Ameriprise Financial, Inc.	25,866
2,220	Annaly Capital Management, Inc. (REIT)	40,249
772	AON Corp.	36,076
90	Apartment Investment & Management Co., Class A (REIT)	2,391
308	Arch Capital Group Ltd.*	10,373
478	Ares Capital Corp.	7,270
258	Arthur J. Gallagher & Co.	7,278
165	Aspen Insurance Holdings Ltd.	3,962
405	Associated Banc-Corp	4,455
225	Assurant, Inc.	7,913
430	Assured Guaranty Ltd.	5,801
220	AvalonBay Communities, Inc. (REIT)	30,004
302	Axis Capital Holdings Ltd.	8,655
111	Bank of Hawaii Corp.	4,614
78	BankUnited, Inc.	1,829
60	BOK Financial Corp.	2,952
61	Boston Properties, Inc. (REIT)	6,362
316	Brandywine Realty Trust (REIT)	3,141
174	BRE Properties, Inc. (REIT)	8,745
272	Brown & Brown, Inc.	5,715
46	Camden Property Trust (REIT)	3,074
754	CapitalSource, Inc.	4,788
391	Capitol Federal Financial, Inc.	4,195
2,398	Chimera Investment Corp. (REIT)	7,266
341	Cincinnati Financial Corp.	9,521
468	CIT Group, Inc.*	16,179
109	City National Corp./CA	4,893
62	CNA Financial Corp.	1,513
469	Comerica, Inc.	12,002
173	Commerce Bancshares, Inc./MO	6,846
195	CommonWealth REIT (REIT)	4,009
114	Corporate Office Properties Trust (REIT)	3,054
124	Cullen/Frost Bankers, Inc.	6,323
504	Developers Diversified Realty Corp. (REIT)	6,245
1,147	Discover Financial Services	28,859
290	Douglas Emmett, Inc. (REIT)	5,232
590	Duke Realty Corp. (REIT)	7,003
586	E*Trade Financial Corp.*	7,243
347	East West Bancorp, Inc.	5,791
95	Endurance Specialty Holdings Ltd.	3,435
638	Equity Residential (REIT)	39,033
34	Essex Property Trust, Inc. (REIT)	4,881
107	Everest Re Group Ltd.	8,635
35	Federal Realty Investment Trust (REIT)	3,169
40	Federated Investors, Inc., Class B	708
521	Fidelity National Financial, Inc., Class A	8,852
2,145	Fifth Third Bancorp	22,780
13	First Citizens BancShares, Inc./NC, Class A	2,067
615	First Horizon National Corp.	4,330
708	First Niagara Financial Group, Inc.	7,618
171	First Republic Bank*	4,360
320	Forest City Enterprises, Inc., Class A*	4,253
465	Fulton Financial Corp.	4,264
1,316	General Growth Properties, Inc. (REIT)	17,950
1,145	Genworth Financial, Inc., Class A*	7,912
106	Hanover Insurance Group, Inc. (The)	3,765
1,039	Hartford Financial Services Group, Inc.	19,886
265	HCC Insurance Holdings, Inc.	7,749
948	HCP, Inc. (REIT)	35,341
413	Health Care REIT, Inc. (REIT)	21,046
288	Hospitality Properties Trust (REIT)	6,762
1,602	Host Hotels & Resorts, Inc. (REIT)	18,952
50	Howard Hughes Corp. (The)*	2,704
994	Hudson City Bancorp, Inc.	6,173
2,015	Huntington Bancshares, Inc./OH	10,135
85	Interactive Brokers Group, Inc., Class A	1,276
1,079	Invesco Ltd.	19,746
435	Janus Capital Group, Inc.	3,175
315	Jefferies Group, Inc.	5,169
23	Jones Lang LaSalle, Inc.	1,539
117	Kemper Corp.	3,000
2,219	KeyCorp	14,734
950	Kimco Realty Corp. (REIT)	16,815
347	Legg Mason, Inc.	9,879
461	Leucadia National Corp.	13,659
269	Liberty Property Trust (REIT)	9,130
732	Lincoln National Corp.	15,189
13	LPL Investment Holdings, Inc.*	378
293	M&T Bank Corp.	22,288
196	Macerich Co. (The) (REIT)	9,612
203	Mack-Cali Realty Corp. (REIT)	6,323
23	Markel Corp.*	9,062
1,280	Marsh & McLennan Cos., Inc.	38,042
345	MBIA, Inc.*	2,677
62	Mercury General Corp.	2,450
253	NASDAQ OMX Group, Inc. (The)*	5,994
1,021	New York Community Bancorp, Inc.	13,079
507	Northern Trust Corp.	19,484
422	NYSE Euronext	11,512
605	Old Republic International Corp.	6,014
158	PartnerRe Ltd.	9,004
715	People’s United Financial, Inc.	8,401

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
403	Piedmont Office Realty Trust, Inc., Class A (REIT)	$7,617
150	Plum Creek Timber Co., Inc. (REIT)	5,695
2,389	Popular, Inc.*	4,969
750	Principal Financial Group, Inc.	19,020
1,531	Progressive Corp. (The)	29,365
1,071	ProLogis, Inc. (REIT)	29,163
200	Protective Life Corp.	3,798
238	Raymond James Financial, Inc.	6,683
296	Realty Income Corp. (REIT)	10,265
210	Regency Centers Corp. (REIT)	8,665
2,933	Regions Financial Corp.	13,316
173	Reinsurance Group of America, Inc.	9,233
121	RenaissanceRe Holdings Ltd.	7,934
358	Senior Housing Properties Trust (REIT)	8,517
189	SL Green Realty Corp. (REIT)	13,653
1,231	SLM Corp.	16,902
152	St. Joe Co. (The)*	2,803
106	StanCorp Financial Group, Inc.	3,238
1,253	SunTrust Banks, Inc.	24,935
1,833	Synovus Financial Corp.	2,658
130	Taubman Centers, Inc. (REIT)	7,492
371	TCF Financial Corp.	3,873
186	TFS Financial Corp.*	1,648
245	Torchmark Corp.	9,361
146	Transatlantic Holdings, Inc.	7,392
469	UDR, Inc. (REIT)	12,527
718	Unum Group	16,902
155	Validus Holdings Ltd.	4,002
396	Valley National Bancorp	4,708
233	Ventas, Inc. (REIT)	12,461
383	Vornado Realty Trust (REIT)	32,904
267	W. R. Berkley Corp.	8,248
259	Washington Federal, Inc.	3,893
282	Weingarten Realty Investors (REIT)	6,872
893	Weyerhaeuser Co. (REIT)	16,101
16	White Mountains Insurance Group Ltd.	6,400
722	XL Group plc	15,025
429	Zions Bancorp.	7,482
		1,376,950
	Health Care - 4.2%

200	Alere, Inc.*	4,994
86	Allscripts Healthcare Solutions, Inc.*	1,544
34	AMERIGROUP Corp.*	1,682
46	Bio-Rad Laboratories, Inc., Class A*	4,616
3,567	Boston Scientific Corp.*	24,184
30	Brookdale Senior Living, Inc.*	483
358	CareFusion Corp.*	9,168
178	Cephalon, Inc.*	14,354
632	CIGNA Corp.	29,540
222	Community Health Systems, Inc.*	4,520
79	Cooper Cos., Inc. (The)	5,946
346	Coventry Health Care, Inc.*	11,377
195	DENTSPLY International, Inc.	6,864
64	Emdeon, Inc., Class A*	1,198
668	Forest Laboratories, Inc.*	22,872
211	Health Net, Inc.*	5,210
101	Henry Schein, Inc.*	6,657
14	Hill-Rom Holdings, Inc.	424
610	Hologic, Inc.*	10,150
63	Hospira, Inc.*	2,911
393	Humana, Inc.	30,513
32	Kinetic Concepts, Inc.*	2,161
381	Life Technologies Corp.*	16,002
123	LifePoint Hospitals, Inc.*	4,514
97	Mylan, Inc.*	2,014
271	Omnicare, Inc.	8,051
145	Patterson Cos., Inc.	4,237
263	PerkinElmer, Inc.	6,015
545	QIAGEN N.V.*	8,415
30	Quest Diagnostics, Inc.	1,502
94	Teleflex, Inc.	5,407
1,080	Tenet Healthcare Corp.*	5,702
202	VCA Antech, Inc.*	3,739
55	Vertex Pharmaceuticals, Inc.*	2,490
35	Warner Chilcott plc, Class A	597
17	Watson Pharmaceuticals, Inc.*	1,141
448	Zimmer Holdings, Inc.*	25,487
		296,681
	Industrials - 6.3%

154	Aecom Technology Corp.*	3,499
221	AGCO Corp.*	9,468
81	Air Lease Corp.*	1,848
97	Alexander & Baldwin, Inc.	4,116
73	Alliant Techsystems, Inc.	4,633
413	AMR Corp.*	1,495
44	Armstrong World Industries, Inc.	1,772
234	Avery Dennison Corp.	6,812
12	BE Aerospace, Inc.*	418
131	Carlisle Cos., Inc.	5,137
98	Chicago Bridge & Iron Co. N.V. (NY Shares)	3,504
279	Cintas Corp.	8,922
62	CNH Global N.V.*	2,053
117	Con-way, Inc.	2,994
133	Cooper Industries plc	6,302
16	Copa Holdings S.A., Class A	1,106
250	Corrections Corp. of America*	5,672
265	Covanta Holding Corp.	4,351
114	Crane Co.	4,817
788	Delta Air Lines, Inc.*	5,934
97	Dover Corp.	5,579
495	Eaton Corp.	21,260
272	Equifax, Inc.	8,794
12	Flowserve Corp.	1,132
108	GATX Corp.	3,916
59	General Cable Corp.*	1,779
172	Goodrich Corp.	15,339
283	GrafTech International Ltd.*	4,443
172	Harsco Corp.	3,932
141	Hubbell, Inc., Class B	8,337
114	Huntington Ingalls Industries, Inc.*	3,413
20	IDEX Corp.	744
160	Ingersoll-Rand plc	5,362
430	ITT Corp.	20,356
296	Jacobs Engineering Group, Inc.*	11,023
64	Kansas City Southern*	3,466
54	KAR Auction Services, Inc.*	792
331	KBR, Inc.	9,947
169	Kennametal, Inc.	6,229
36	Kirby Corp.*	1,981
248	L-3 Communications Holdings, Inc.	16,819
76	Lincoln Electric Holdings, Inc.	2,586
192	Manpower, Inc.	7,734
77	Navistar International Corp.*	3,188
26	Nielsen Holdings N.V.*	771
213	Oshkosh Corp.*	4,200
291	Owens Corning*	8,456
223	Parker Hannifin Corp.	16,375
230	Pentair, Inc.	7,894

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
427	Pitney Bowes, Inc.	$8,672
503	Quanta Services, Inc.*	9,653
438	R.R. Donnelley & Sons Co.	6,680
90	Regal-Beloit Corp.	5,291
749	Republic Services, Inc.	22,740
120	Ryder System, Inc.	5,650
169	Shaw Group, Inc. (The)*	3,939
111	Snap-On, Inc.	5,873
1,523	Southwest Airlines Co.	13,128
217	Spirit Aerosystems Holdings, Inc., Class A*	3,641
86	SPX Corp.	4,893
392	Stanley Black & Decker, Inc.	24,296
256	Terex Corp.*	4,129
608	Textron, Inc.	10,257
93	Thomas & Betts Corp.*	4,062
32	Timken Co.	1,259
106	Towers Watson & Co., Class A	6,253
186	Trinity Industries, Inc.	5,126
115	United Continental Holdings, Inc.*	2,138
184	URS Corp.*	6,453
23	UTi Worldwide, Inc.	312
44	Verisk Analytics, Inc., Class A*	1,533
33	Waste Connections, Inc.	1,141
53	WESCO International, Inc.*	2,284
		450,103
	Information Technology - 5.1%

988	Activision Blizzard, Inc.	11,698
39	Akamai Technologies, Inc.*	856
433	Amdocs Ltd.*	11,894
250	AOL, Inc.*	3,895
232	Arrow Electronics, Inc.*	7,238
68	Atmel Corp.*	619
357	Avnet, Inc.*	9,368
112	AVX Corp.	1,467
29	Booz Allen Hamilton Holding Corp.*	465
16	Broadridge Financial Solutions, Inc.	333
1,103	Brocade Communications Systems, Inc.*	4,269
896	CA, Inc.	18,807
362	Computer Sciences Corp.	11,099
136	Compuware Corp.*	1,151
226	CoreLogic, Inc.*	2,581
240	Cree, Inc.*	7,783
152	Diebold, Inc.	4,353
70	DST Systems, Inc.	3,284
89	EchoStar Corp., Class A*	2,167
298	Fairchild Semiconductor International, Inc.*	3,951
612	Fidelity National Information Services, Inc.	17,246
67	Fiserv, Inc.*	3,741
38	Freescale Semiconductor Holdings I Ltd.*	437
66	Genpact Ltd.*	1,094
217	Harris Corp.	8,756
178	IAC/InterActiveCorp*	7,036
376	Ingram Micro, Inc., Class A*	6,708
163	International Rectifier Corp.*	3,715
147	Intersil Corp., Class A	1,651
95	Itron, Inc.*	3,783
78	Jabil Circuit, Inc.	1,314
89	KLA-Tencor Corp.	3,264
185	Lexmark International, Inc., Class A*	5,913
933	LSI Corp.*	6,354
1,186	Marvell Technology Group Ltd.*	15,596
219	MEMC Electronic Materials, Inc.*	1,529
2,024	Micron Technology, Inc.*	11,962
316	Molex, Inc.	6,905
302	Monster Worldwide, Inc.*	2,851
609	Motorola Mobility Holdings, Inc.*	22,971
33	National Semiconductor Corp.	822
79	NCR Corp.*	1,361
163	Novellus Systems, Inc.*	4,559
60	Paychex, Inc.	1,619
514	PMC-Sierra, Inc.*	3,130
45	QLogic Corp.*	629
457	SAIC, Inc.*	6,855
556	SanDisk Corp.*	20,377
11	Silicon Laboratories, Inc.*	380
231	SunPower Corp., Class A*	3,257
319	Synopsys, Inc.*	8,256
109	Tech Data Corp.*	5,132
848	Tellabs, Inc.	3,460
433	Teradyne, Inc.*	5,239
378	Total System Services, Inc.	6,861
337	Vishay Intertechnology, Inc.*	3,842
542	Western Digital Corp.*	15,984
3,271	Xerox Corp.	27,149
		359,016
	Materials - 2.9%

206	AK Steel Holding Corp.	1,852
157	Aptargroup, Inc.	7,925
185	Ashland, Inc.	9,807
246	Bemis Co., Inc.	7,641
153	Cabot Corp.	5,268
28	CF Industries Holdings, Inc.	5,119
269	Commercial Metals Co.	3,161
115	Cytec Industries, Inc.	5,221
96	Domtar Corp.	7,711
89	Greif, Inc., Class A	4,971
363	Huntsman Corp.	4,759
804	International Paper Co.	21,829
57	Martin Marietta Materials, Inc.	4,037
396	MeadWestvaco Corp.	10,898
37	Nalco Holding Co.	1,369
738	Nucor Corp.	26,627
383	Owens-Illinois, Inc.*	7,254
23	Packaging Corp. of America	583
149	Reliance Steel & Aluminum Co.	6,175
8	Rockwood Holdings, Inc.*	408
304	RPM International, Inc.	6,335
37	Schnitzer Steel Industries, Inc., Class A	1,685
14	Scotts Miracle-Gro Co. (The), Class A	680
374	Sealed Air Corp.	6,889
233	Sonoco Products Co.	7,360
138	Steel Dynamics, Inc.	1,757
187	Temple-Inland, Inc.	4,525
93	Titanium Metals Corp.	1,491
336	United States Steel Corp.	10,120
195	Valspar Corp.	6,297
301	Vulcan Materials Co.	10,544
37	Westlake Chemical Corp.	1,700
17	WR Grace & Co.*	670
		202,668
	Telecommunication Services - 0.6%

57	Clearwire Corp., Class A*	183
2,323	Frontier Communications Corp.	17,399
3,978	Level 3 Communications, Inc.*	7,160
50	NII Holdings, Inc.*	1,927

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
211	Telephone & Data Systems, Inc.	$5,408
51	tw telecom, inc.*	984
34	United States Cellular Corp.*	1,470
530	Windstream Corp.	6,731
		41,262
	Utilities - 8.6%

1,533	AES Corp. (The)*	16,648
183	AGL Resources, Inc.	7,580
259	Alliant Energy Corp.	10,508
563	Ameren Corp.	17,036
409	American Water Works Co., Inc.	12,180
289	Aqua America, Inc.	6,381
211	Atmos Energy Corp.	7,077
819	Calpine Corp.*	12,064
993	CenterPoint Energy, Inc.	19,870
589	CMS Energy Corp.	11,603
683	Consolidated Edison, Inc.	38,391
435	Constellation Energy Group, Inc.	16,743
273	DPL, Inc.	8,168
395	DTE Energy Co.	19,971
761	Edison International	28,302
415	Entergy Corp.	27,062
1,801	GenOn Energy, Inc.*	5,475
317	Great Plains Energy, Inc.	6,197
223	Hawaiian Electric Industries, Inc.	5,357
183	Integrys Energy Group, Inc.	9,163
441	MDU Resources Group, Inc.	9,411
165	National Fuel Gas Co.	10,123
653	NiSource, Inc.	13,948
413	Northeast Utilities	14,331
563	NRG Energy, Inc.*	13,197
242	NSTAR	11,064
551	NV Energy, Inc.	8,221
229	OGE Energy Corp.	11,462
231	Oneok, Inc.	16,378
527	Pepco Holdings, Inc.	10,266
254	Pinnacle West Capital Corp.	11,237
1,347	PPL Corp.	38,901
688	Progress Energy, Inc.	33,574
414	Questar Corp.	7,758
269	SCANA Corp.	10,819
559	Sempra Energy	29,359
502	TECO Energy, Inc.	9,187
261	UGI Corp.	7,767
191	Vectren Corp.	5,228
265	Westar Energy, Inc.	7,062
546	Wisconsin Energy Corp.	17,276
1,130	Xcel Energy, Inc.	27,877
		610,222
	Total Common Stocks (Cost $4,711,158)	4,422,695

Principal Amount
	U.S. Government & Agency Security (a) - 0.1%
	Federal Home Loan Bank
$5,096	0.00%, due 09/01/11	5,096
	Total U.S. Government & Agency Security (Cost $5,096)	5,096

	Repurchase Agreements (a)(b) - 27.4%
1,946,087	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $1,946,088	1,946,087
	Total Repurchase Agreements (Cost $1,946,087)	1,946,087

	Total Investment Securities (Cost $6,662,341) — 89.9%	6,373,878
	Other assets less liabilities — 10.1%	718,045
	Net Assets — 100.0%	$7,091,923

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $1,299,198.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of August 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$163,138
Aggregate gross unrealized depreciation	(618,998)
Net unrealized depreciation	$(455,860)
Federal income tax cost of investments	$6,829,738

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Russell MidCap Value had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Value Index	$33,659	$3,617

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Value Index	3,372,855	197,149

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Value Index	5,104,634	547,149

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Value Index	1,250,247	(42,897)

		$705,018

See accompanying notes to schedules of portfolio investments.

Ultra Russell MidCap Growth

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 24.2%
	Consumer Discretionary - 4.8%

97	Aaron’s, Inc.	$2,584
126	Abercrombie & Fitch Co., Class A	8,015
123	Advance Auto Parts, Inc.	7,469
91	AMC Networks, Inc., Class A*	3,367
202	Apollo Group, Inc., Class A*	9,459
34	AutoNation, Inc.*	1,373
45	AutoZone, Inc.*	13,815
67	Bally Technologies, Inc.*	2,102
416	Bed Bath & Beyond, Inc.*	23,654
43	Big Lots, Inc.*	1,458
183	BorgWarner, Inc.*	13,064
131	Brinker International, Inc.	2,958
363	Cablevision Systems Corp., Class A	6,556
62	CarMax, Inc.*	1,743
97	Charter Communications, Inc., Class A*	4,838
196	Chico’s FAS, Inc.	2,728
52	Chipotle Mexican Grill, Inc.*	16,295
4	Choice Hotels International, Inc.	124
228	Darden Restaurants, Inc.	10,967
65	Deckers Outdoor Corp.*	5,782
93	DeVry, Inc.	4,109
157	Dick’s Sporting Goods, Inc.*	5,515
465	Discovery Communications, Inc., Class A*	19,660
251	DISH Network Corp., Class A*	6,240
165	Dollar General Corp.*	6,039
204	Dollar Tree, Inc.*	14,570
33	DSW, Inc., Class A*	1,532
190	Expedia, Inc.	5,759
204	Family Dollar Stores, Inc.	10,892
87	Fossil, Inc.*	8,405
12	Garmin Ltd.	402
238	Gentex Corp.	6,175
72	Genuine Parts Co.	3,961
408	Goodyear Tire & Rubber Co. (The)*	5,084
108	Guess?, Inc.	3,684
300	H&R Block, Inc.	4,536
161	Hanesbrands, Inc.*	4,598
395	Harley-Davidson, Inc.	15,271
77	Harman International Industries, Inc.	2,787
204	Hasbro, Inc.	7,903
4	Hyatt Hotels Corp., Class A*	142
258	International Game Technology	3,937
305	Interpublic Group of Cos., Inc. (The)	2,632
47	ITT Educational Services, Inc.*	3,392
78	John Wiley & Sons, Inc., Class A	3,806
29	Lamar Advertising Co., Class A*	606
179	Leggett & Platt, Inc.	3,972
463	Liberty Global, Inc., Class A*	18,701
445	Limited Brands, Inc.	16,794
244	LKQ Corp.*	6,246
88	Macy’s, Inc.	2,284
465	Marriott International, Inc., Class A	13,615
432	Mattel, Inc.	11,608
419	McGraw-Hill Cos., Inc. (The)	17,644
130	MGM Resorts International*	1,439
41	Morningstar, Inc.	2,446
88	Netflix, Inc.*	20,681
272	Nordstrom, Inc.	12,365
470	Omnicom Group, Inc.	19,058
230	O’Reilly Automotive, Inc.*	14,922
48	Panera Bread Co., Class A*	5,527
189	PetSmart, Inc.	7,972
54	Polaris Industries, Inc.	5,933
15	PVH Corp.	1,000
105	Ralph Lauren Corp.	14,397
45	Regal Entertainment Group, Class A	588
196	Ross Stores, Inc.	14,999
126	Royal Caribbean Cruises Ltd.	3,271
147	Sally Beauty Holdings, Inc.*	2,484
156	Scripps Networks Interactive, Inc., Class A	6,685
6,594	Sirius XM Radio, Inc.*	11,869
326	Starwood Hotels & Resorts Worldwide, Inc.	14,527
114	Tempur-Pedic International, Inc.*	6,639
90	Tesla Motors, Inc.*	2,227
213	Tiffany & Co.	15,327
121	Tractor Supply Co.	7,426
104	Tupperware Brands Corp.	6,916
76	Ulta Salon Cosmetics & Fragrance, Inc.*	4,490
61	Under Armour, Inc., Class A*	4,322
201	Urban Outfitters, Inc.*	5,261
530	Virgin Media, Inc.	13,441
5	Visteon Corp.*	255
48	Weight Watchers International, Inc.	2,905
91	Williams-Sonoma, Inc.	3,013
132	Wynn Resorts Ltd.	20,423
		633,660
	Consumer Staples - 1.5%

719	Avon Products, Inc.	16,221
9	BJ’s Wholesale Club, Inc.*	457
146	Brown-Forman Corp., Class B	10,476
63	Bunge Ltd.	4,077
224	Campbell Soup Co.	7,139
138	Church & Dwight Co., Inc.	6,009
13	Clorox Co.	906
416	Coca-Cola Enterprises, Inc.	11,490
86	ConAgra Foods, Inc.	2,100
103	Corn Products International, Inc.	4,816
370	Dr. Pepper Snapple Group, Inc.	14,238
187	Flowers Foods, Inc.	3,562
205	Green Mountain Coffee Roasters, Inc.*	21,472
314	H. J. Heinz Co.	16,529
117	Hansen Natural Corp.*	9,982
199	Herbalife Ltd.	11,104
189	Hershey Co. (The)	11,085
122	Hormel Foods Corp.	3,368
151	McCormick & Co., Inc. (Non-Voting)	7,216
62	Mead Johnson Nutrition Co.	4,418
811	Sara Lee Corp.	14,630
258	Whole Foods Market, Inc.	17,036
		198,331
	Energy - 2.4%

212	Alpha Natural Resources, Inc.*	7,011
37	Arch Coal, Inc.	751
27	Atwood Oceanics, Inc.*	1,136
196	Brigham Exploration Co.*	5,704
175	Cabot Oil & Gas Corp.	13,276
302	Cameron International Corp.*	15,692
32	CARBO Ceramics, Inc.	5,125
38	Cimarex Energy Co.	2,701
184	Cobalt International Energy, Inc.*	1,779
173	Concho Resources, Inc.*	15,042
379	CONSOL Energy, Inc.	17,305
70	Continental Resources, Inc.*	3,912

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
76	Core Laboratories N.V.	$8,480
559	Denbury Resources, Inc.*	8,916
54	Diamond Offshore Drilling, Inc.	3,441
133	Dresser-Rand Group, Inc.*	5,646
1,209	El Paso Corp.	23,140
88	EQT Corp.	5,264
228	EXCO Resources, Inc.	3,051
402	FMC Technologies, Inc.*	17,873
149	Forest Oil Corp.*	2,901
148	Helmerich & Payne, Inc.	8,439
159	HollyFrontier Corp.	11,410
46	Kosmos Energy Ltd.*	638
343	McDermott International, Inc.*	4,936
49	Murphy Oil Corp.	2,625
130	Newfield Exploration Co.*	6,637
59	Noble Energy, Inc.	5,213
181	Oceaneering International, Inc.	7,727
72	Oil States International, Inc.*	4,758
29	Patterson-UTI Energy, Inc.	709
452	Peabody Energy Corp.	22,058
158	Pioneer Natural Resources Co.	12,351
232	QEP Resources, Inc.	8,169
14	Quicksilver Resources, Inc.*	133
269	Range Resources Corp.	17,420
35	Rowan Cos., Inc.*	1,262
72	RPC, Inc.	1,865
685	SandRidge Energy, Inc.*	5,028
86	SM Energy Co.	6,579
133	Superior Energy Services, Inc.*	4,698
6	Tidewater, Inc.	322
256	Ultra Petroleum Corp.*	8,576
196	Whiting Petroleum Corp.*	9,234
		318,933
	Financials - 1.6%

62	Affiliated Managers Group, Inc.*	5,404
135	Apartment Investment & Management Co., Class A (REIT)	3,587
200	Boston Properties, Inc. (REIT)	20,858
85	Camden Property Trust (REIT)	5,680
488	CB Richard Ellis Group, Inc., Class A*	7,398
88	CBOE Holdings, Inc.	2,222
37	Corporate Office Properties Trust (REIT)	991
159	Digital Realty Trust, Inc. (REIT)	9,500
90	Discover Financial Services	2,264
198	Eaton Vance Corp.	4,833
36	Equity Residential (REIT)	2,202
46	Erie Indemnity Co., Class A	3,382
30	Essex Property Trust, Inc. (REIT)	4,307
79	Federal Realty Investment Trust (REIT)	7,153
122	Federated Investors, Inc., Class B	2,161
37	Green Dot Corp., Class A*	1,210
50	Greenhill & Co., Inc.	1,777
80	Hudson City Bancorp, Inc.	497
123	IntercontinentalExchange, Inc.*	14,508
56	Jones Lang LaSalle, Inc.	3,747
185	Lazard Ltd., Class A	5,396
48	LPL Investment Holdings, Inc.*	1,397
78	Macerich Co. (The) (REIT)	3,825
333	Moody’s Corp.	10,266
201	MSCI, Inc., Class A*	6,949
25	NASDAQ OMX Group, Inc. (The)*	592
135	NYSE Euronext	3,683
118	People’s United Financial, Inc.	1,387
163	Plum Creek Timber Co., Inc. (REIT)	6,189
205	Rayonier, Inc. (REIT)	8,598
244	SEI Investments Co.	4,175
434	T. Rowe Price Group, Inc.	23,210
366	TD Ameritrade Holding Corp.	5,629
28	UDR, Inc. (REIT)	748
18	Validus Holdings Ltd.	465
257	Ventas, Inc. (REIT)	13,744
34	Vornado Realty Trust (REIT)	2,921
144	Waddell & Reed Financial, Inc., Class A	4,496
261	Weyerhaeuser Co. (REIT)	4,706
		212,057
	Health Care - 3.3%

581	Agilent Technologies, Inc.*	21,421
307	Alexion Pharmaceuticals, Inc.*	17,789
256	Allscripts Healthcare Solutions, Inc.*	4,596
49	AMERIGROUP Corp.*	2,424
458	AmerisourceBergen Corp.	18,128
219	Amylin Pharmaceuticals, Inc.*	2,477
185	BioMarin Pharmaceutical, Inc.*	5,473
142	Brookdale Senior Living, Inc.*	2,288
142	Bruker Corp.*	2,021
143	C.R. Bard, Inc.	13,622
117	CareFusion Corp.*	2,996
71	Catalyst Health Solutions, Inc.*	3,814
237	Cerner Corp.*	15,632
86	Charles River Laboratories International, Inc.*	2,848
21	Cooper Cos., Inc. (The)	1,581
101	Covance, Inc.*	5,006
160	DaVita, Inc.*	11,773
244	Dendreon Corp.*	2,996
96	DENTSPLY International, Inc.	3,379
192	Edwards Lifesciences Corp.*	14,486
3	Emdeon, Inc., Class A*	56
195	Endo Pharmaceuticals Holdings, Inc.*	6,222
80	Gen-Probe, Inc.*	4,798
423	Health Management Associates, Inc., Class A*	3,477
82	Henry Schein, Inc.*	5,405
96	Hill-Rom Holdings, Inc.	2,909
235	Hospira, Inc.*	10,857
317	Human Genome Sciences, Inc.*	4,080
96	IDEXX Laboratories, Inc.*	7,659
206	Illumina, Inc.*	10,733
66	Intuitive Surgical, Inc.*	25,169
84	Kinetic Concepts, Inc.*	5,673
167	Laboratory Corp. of America Holdings*	13,949
26	Life Technologies Corp.*	1,092
158	Lincare Holdings, Inc.	3,402
80	MEDNAX, Inc.*	5,225
54	Mettler-Toledo International, Inc.*	8,601
664	Mylan, Inc.*	13,785
143	Myriad Genetics, Inc.*	2,836
69	Patterson Cos., Inc.	2,016
139	Perrigo Co.	13,169
167	Pharmaceutical Product Development, Inc.	5,257
62	Pharmasset, Inc.*	8,142
241	Quest Diagnostics, Inc.	12,067
122	Regeneron Pharmaceuticals, Inc.*	7,202
255	ResMed, Inc.*	7,897
93	Sirona Dental Systems, Inc.*	4,339

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
103	SXC Health Solutions Corp.*	$5,633
62	Techne Corp.	4,493
45	Tenet Healthcare Corp.*	238
96	Thoratec Corp.*	3,289
86	United Therapeutics Corp.*	3,711
151	Universal Health Services, Inc., Class B	6,282
196	Varian Medical Systems, Inc.*	11,164
305	Vertex Pharmaceuticals, Inc.*	13,807
258	Warner Chilcott plc, Class A	4,401
153	Waters Corp.*	12,220
199	Watson Pharmaceuticals, Inc.*	13,357
		429,362
	Industrials - 3.4%

89	Aecom Technology Corp.*	2,022
4	Alliant Techsystems, Inc.	254
269	AMETEK, Inc.	10,513
262	AMR Corp.*	948
3	Armstrong World Industries, Inc.	121
11	Avery Dennison Corp.	320
196	Babcock & Wilcox Co. (The)*	4,514
153	BE Aerospace, Inc.*	5,329
277	C.H. Robinson Worldwide, Inc.	19,529
8	Carlisle Cos., Inc.	314
96	Chicago Bridge & Iron Co. N.V. (NY Shares)	3,432
9	Con-way, Inc.	230
180	Cooper Industries plc	8,528
42	Copa Holdings S.A., Class A	2,903
99	Copart, Inc.*	4,261
13	Covanta Holding Corp.	213
849	Delta Air Lines, Inc.*	6,393
127	Donaldson Co., Inc.	7,490
243	Dover Corp.	13,977
83	Dun & Bradstreet Corp.	5,552
216	Eaton Corp.	9,277
11	Equifax, Inc.	356
355	Expeditors International of Washington, Inc.	16,153
493	Fastenal Co.	16,506
85	Flowserve Corp.	8,019
291	Fluor Corp.	17,670
87	Gardner Denver, Inc.	6,855
45	General Cable Corp.*	1,357
85	Goodrich Corp.	7,580
101	Graco, Inc.	3,987
11	GrafTech International Ltd.*	173
12	Harsco Corp.	274
409	Hertz Global Holdings, Inc.*	4,581
124	IDEX Corp.	4,610
83	IHS, Inc., Class A*	6,440
439	Ingersoll-Rand plc	14,711
301	Iron Mountain, Inc.	9,795
153	J.B. Hunt Transport Services, Inc.	6,149
175	Joy Global, Inc.	14,604
138	Kansas City Southern*	7,474
10	KAR Auction Services, Inc.*	147
16	KBR, Inc.	481
16	Kennametal, Inc.	590
64	Kirby Corp.*	3,523
80	Landstar System, Inc.	3,239
89	Lennox International, Inc.	2,779
87	Lincoln Electric Holdings, Inc.	2,961
220	Manitowoc Co., Inc. (The)	2,444
598	Masco Corp.	5,304
74	MSC Industrial Direct Co., Class A	4,564
66	Navistar International Corp.*	2,732
116	Nielsen Holdings N.V.*	3,441
101	Nordson Corp.	4,434
194	Pall Corp.	9,919
112	Parker Hannifin Corp.	8,224
65	Polypore International, Inc.*	4,009
245	Robert Half International, Inc.	5,860
241	Rockwell Automation, Inc.	15,455
257	Rockwell Collins, Inc.	12,968
160	Roper Industries, Inc.	12,312
18	Snap-On, Inc.	952
233	Southwest Airlines Co.	2,008
40	Spirit Aerosystems Holdings, Inc., Class A*	671
23	SPX Corp.	1,308
143	Stericycle, Inc.*	12,543
27	Textron, Inc.	456
21	Thomas & Betts Corp.*	917
123	Timken Co.	4,840
52	Toro Co. (The)	2,838
20	Towers Watson & Co., Class A	1,180
84	TransDigm Group, Inc.*	7,716
472	United Continental Holdings, Inc.*	8,774
155	UTi Worldwide, Inc.	2,099
38	Valmont Industries, Inc.	3,516
167	Verisk Analytics, Inc., Class A*	5,818
95	W.W. Grainger, Inc.	14,640
113	WABCO Holdings, Inc.*	5,271
166	Waste Connections, Inc.	5,742
34	WESCO International, Inc.*	1,465
81	Westinghouse Air Brake Technologies Corp.	4,932
		446,486
	Information Technology - 4.4%

89	Acme Packet, Inc.*	4,191
1,027	Advanced Micro Devices, Inc.*	7,014
284	Akamai Technologies, Inc.*	6,231
85	Alliance Data Systems Corp.*	7,940
538	Altera Corp.	19,578
294	Amphenol Corp., Class A	13,812
501	Analog Devices, Inc.	16,543
153	ANSYS, Inc.*	8,259
161	Ariba, Inc.*	4,368
27	Arrow Electronics, Inc.*	842
715	Atmel Corp.*	6,514
384	Autodesk, Inc.*	10,829
320	Avago Technologies Ltd.	10,595
295	BMC Software, Inc.*	11,980
18	Booz Allen Hamilton Holding Corp.*	289
195	Broadridge Financial Solutions, Inc.	4,060
449	Cadence Design Systems, Inc.*	4,149
159	Ciena Corp.*	1,946
314	Citrix Systems, Inc.*	18,975
267	Compuware Corp.*	2,259
11	Cree, Inc.*	357
281	Cypress Semiconductor Corp.*	4,451
89	Dolby Laboratories, Inc., Class A*	2,990
9	DST Systems, Inc.	422
555	Electronic Arts, Inc.*	12,532
78	Equinix, Inc.*	7,335
136	F5 Networks, Inc.*	11,100
77	Factset Research Systems, Inc.	6,768
99	First Solar, Inc.*	9,898
192	Fiserv, Inc.*	10,719
25	FleetCor Technologies, Inc.*	710
267	FLIR Systems, Inc.	6,907

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
200	Fortinet, Inc.*	$3,826
45	Freescale Semiconductor Holdings I Ltd.*	518
163	Gartner, Inc.*	5,806
163	Genpact Ltd.*	2,701
134	Global Payments, Inc.	6,141
57	Harris Corp.	2,300
177	Informatica Corp.*	7,395
105	Intersil Corp., Class A	1,179
506	Intuit, Inc.*	24,961
46	IPG Photonics Corp.*	2,667
266	Jabil Circuit, Inc.	4,482
379	JDS Uniphase Corp.*	4,916
217	KLA-Tencor Corp.	7,960
208	Lam Research Corp.*	7,729
144	Lender Processing Services, Inc.	2,540
381	Linear Technology Corp.	10,908
15	LinkedIn Corp., Class A*	1,262
289	LSI Corp.*	1,968
494	Maxim Integrated Products, Inc.	11,387
228	MEMC Electronic Materials, Inc.*	1,591
318	Microchip Technology, Inc.	10,437
136	MICROS Systems, Inc.*	6,482
152	National Instruments Corp.	3,865
396	National Semiconductor Corp.	9,860
208	NCR Corp.*	3,584
123	NeuStar, Inc., Class A*	3,075
398	Nuance Communications, Inc.*	7,387
1,003	NVIDIA Corp.*	13,350
743	ON Semiconductor Corp.*	5,402
497	Paychex, Inc.	13,409
22	PMC-Sierra, Inc.*	134
295	Polycom, Inc.*	7,021
143	QLogic Corp.*	1,998
172	Rackspace Hosting, Inc.*	6,288
323	Red Hat, Inc.*	12,771
256	Riverbed Technology, Inc.*	6,344
189	Rovi Corp.*	9,240
155	SAIC, Inc.*	2,325
67	Silicon Laboratories, Inc.*	2,316
316	Skyworks Solutions, Inc.*	6,519
118	Solera Holdings, Inc.	6,921
17	Synopsys, Inc.*	440
282	Teradata Corp.*	14,766
277	TIBCO Software, Inc.*	6,199
205	Trimble Navigation Ltd.*	7,614
126	Varian Semiconductor Equipment Associates, Inc.*	7,722
170	VeriFone Systems, Inc.*	5,987
281	VeriSign, Inc.	8,753
67	Vistaprint N.V.*	1,972
99	WebMD Health Corp.*	3,499
1,056	Western Union Co. (The)	17,445
444	Xilinx, Inc.	13,826
91	Zebra Technologies Corp., Class A*	3,270
		577,021
	Materials - 2.3%

131	Airgas, Inc.	8,499
37	AK Steel Holding Corp.	333
153	Albemarle Corp.	7,759
177	Allegheny Technologies, Inc.	8,871
149	Allied Nevada Gold Corp.*	6,188
281	Ball Corp.	10,093
74	Carpenter Technology Corp.	3,735
261	Celanese Corp.	12,270
100	CF Industries Holdings, Inc.	18,282
244	Cliffs Natural Resources, Inc.	20,215
55	Compass Minerals International, Inc.	4,158
261	Crown Holdings, Inc.*	9,258
119	Eastman Chemical Co.	9,845
388	Ecolab, Inc.	20,797
120	FMC Corp.	9,112
63	Huntsman Corp.	826
134	International Flavors & Fragrances, Inc.	7,775
155	International Paper Co.	4,208
87	Intrepid Potash, Inc.*	2,977
36	Kronos Worldwide, Inc.	788
107	Lubrizol Corp.	14,418
36	Martin Marietta Materials, Inc.	2,550
94	Molycorp, Inc.*	5,313
206	Nalco Holding Co.	7,624
154	Packaging Corp. of America	3,904
264	PPG Industries, Inc.	20,220
18	Reliance Steel & Aluminum Co.	746
116	Rock-Tenn Co., Class A	6,226
108	Rockwood Holdings, Inc.*	5,508
91	Royal Gold, Inc.	6,978
11	Schnitzer Steel Industries, Inc., Class A	501
66	Scotts Miracle-Gro Co. (The), Class A	3,205
150	Sherwin-Williams Co. (The)	11,361
204	Sigma-Aldrich Corp.	13,135
83	Silgan Holdings, Inc.	3,148
204	Solutia, Inc.*	3,545
266	Steel Dynamics, Inc.	3,386
47	Temple-Inland, Inc.	1,137
76	Titanium Metals Corp.	1,218
20	Valspar Corp.	646
104	Walter Energy, Inc.	8,501
7	Westlake Chemical Corp.	322
110	WR Grace & Co.*	4,336
		293,917
	Telecommunication Services - 0.4%

260	Clearwire Corp., Class A*	835
485	Crown Castle International Corp.*	21,064
464	MetroPCS Communications, Inc.*	5,178
249	NII Holdings, Inc.*	9,594
189	SBA Communications Corp., Class A*	7,142
215	tw telecom, inc.*	4,147
473	Windstream Corp.	6,007
		53,967
	Utilities - 0.1%

24	Aqua America, Inc.	530
85	ITC Holdings Corp.	6,431
20	National Fuel Gas Co.	1,227
13	Oneok, Inc.	922
		9,110
	Total Common Stocks (Cost $3,100,350)	3,172,844

Principal Amount
	U.S. Government & Agency Security (a) - 0.2%
	Federal Home Loan Bank
$26,793	0.00%, due 09/01/11	26,793
	Total U.S. Government & Agency Security (Cost $26,793)	26,793

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements (a)(b) - 71.1%
$9,338,522	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $9,338,541	$9,338,522
	Total Repurchase Agreements (Cost $9,338,522)	9,338,522

	Total Investment Securities (Cost $12,465,665) — 95.5%	12,538,159
	Other assets less liabilities — 4.5%	592,410
	Net Assets — 100.0%	$13,130,569

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $3,253,099.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of August 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$72,490
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$72,490
Federal income tax cost of investments	$12,465,669

Swap Agreements

Ultra Russell MidCap Growth had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Growth Index	$118,683	$13,041

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Growth Index	9,369,023	391,037

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Growth Index	9,509,096	1,041,517

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Growth Index	4,089,655	503,311

		$1,948,906

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000 Value

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 63.2%
	Consumer Discretionary - 7.3%

372	1-800-Flowers.com, Inc., Class A*	$926
628	99 Cents Only Stores*	11,693
282	A.H. Belo Corp., Class A	1,509
206	Ambassadors Group, Inc.	1,566
795	American Axle & Manufacturing Holdings, Inc.*	7,433
575	American Greetings Corp., Class A	12,202
67	America’s Car-Mart, Inc.*	2,013
83	Archipelago Learning, Inc.*	771
184	Arctic Cat, Inc.*	2,885
442	Asbury Automotive Group, Inc.*	8,314
218	Ascent Capital Group, Inc., Class A*	10,442
273	Audiovox Corp., Class A*	1,750
440	Barnes & Noble, Inc.	5,870
1,153	Beazer Homes USA, Inc.*	2,433
582	bebe stores, inc.	3,993
988	Belo Corp., Class A	5,385
202	Benihana, Inc., Class A*	1,638
333	Big 5 Sporting Goods Corp.	2,474
17	Biglari Holdings, Inc.*	5,597
200	Black Diamond, Inc.*	1,542
79	Blyth, Inc.	4,497
459	Bob Evans Farms, Inc.	14,578
187	Bon-Ton Stores, Inc. (The)	1,311
829	Boyd Gaming Corp.*	5,181
671	Brown Shoe Co., Inc.	5,522
252	Build-A-Bear Workshop, Inc.*	1,489
655	Cabela’s, Inc.*	15,360
975	Callaway Golf Co.	5,480
250	Cambium Learning Group, Inc.*	747
105	Caribou Coffee Co., Inc.*	1,595
100	Carter’s, Inc.*	3,093
638	Casual Male Retail Group, Inc.*	2,660
103	Cavco Industries, Inc.*	3,746
555	Central European Media Enterprises Ltd., Class A*	7,137
1,760	Charming Shoppes, Inc.*	5,579
17	Cherokee, Inc.	235
395	Children’s Place Retail Stores, Inc. (The)*	16,953
542	Christopher & Banks Corp.	2,580
140	Churchill Downs, Inc.	6,129
131	Cinemark Holdings, Inc.	2,744
227	Citi Trends, Inc.*	2,647
920	Coldwater Creek, Inc.*	975
932	Collective Brands, Inc.*	12,573
58	Columbia Sportswear Co.	3,056
201	Conn’s, Inc.*	1,152
149	Core-Mark Holding Co., Inc.*	5,292
1,180	Corinthian Colleges, Inc.*	2,596
106	Cost Plus, Inc.*	824
19	Cracker Barrel Old Country Store, Inc.	805
423	Crown Media Holdings, Inc., Class A*	558
123	CSS Industries, Inc.	2,183
281	Cumulus Media, Inc., Class A*	756
131	Dana Holding Corp.*	1,670
97	Delta Apparel, Inc.*	1,614
413	Denny’s Corp.*	1,565
579	Domino’s Pizza, Inc.*	16,056
179	Drew Industries, Inc.	3,564
516	E.W. Scripps Co. (The), Class A*	4,334
4,073	Eastman Kodak Co.*	12,952
12	Einstein Noah Restaurant Group, Inc.	180
366	Entercom Communications Corp., Class A*	2,236
316	Entravision Communications Corp., Class A*	357
237	Ethan Allen Interiors, Inc.	4,074
880	Exide Technologies*	4,963
545	Finish Line (The), Class A	10,955
134	Fisher Communications, Inc.*	3,552
595	Fred’s, Inc., Class A	6,813
252	Fuel Systems Solutions, Inc.*	5,325
635	Furniture Brands International, Inc.*	1,784
540	Gaylord Entertainment Co.*	13,576
322	Genesco, Inc.*	17,072
9	Global Sources Ltd.*	74
4	Gordmans Stores, Inc.*	60
751	Gray Television, Inc.*	1,427
364	Group 1 Automotive, Inc.	15,197
670	Harte-Hanks, Inc.	5,326
284	Haverty Furniture Cos., Inc.	3,365
467	Helen of Troy Ltd.*	14,019
258	hhgregg, Inc.*	2,833
677	HOT Topic, Inc.	5,606
927	Hovnanian Enterprises, Inc., Class A*	1,520
1,104	Iconix Brand Group, Inc.*	21,616
446	International Speedway Corp., Class A	11,221
309	Isle of Capri Casinos, Inc.*	2,021
663	Jack in the Box, Inc.*	13,771
412	Jakks Pacific, Inc.*	7,004
73	Johnson Outdoors, Inc., Class A*	1,155
1,324	Jones Group, Inc. (The)	15,557
654	Journal Communications, Inc., Class A*	2,413
1,165	KB Home	7,677
77	Kenneth Cole Productions, Inc., Class A*	894
254	Kirkland’s, Inc.*	2,352
31	Knology, Inc.*	423
396	K-Swiss, Inc., Class A*	2,115
785	La-Z-Boy, Inc.*	6,908
627	Leapfrog Enterprises, Inc.*	2,069
60	Life Time Fitness, Inc.*	2,300
140	Lifetime Brands, Inc.	1,484
412	LIN TV Corp., Class A*	1,273
342	Lincoln Educational Services Corp.	3,362
334	Lithia Motors, Inc., Class A	6,303
2,137	Live Nation Entertainment, Inc.*	19,767
1,359	Liz Claiborne, Inc.*	7,094
285	Luby’s, Inc.*	1,297
283	M/I Homes, Inc.*	2,332
180	Mac-Gray Corp.	2,495
309	Marcus Corp.	3,022
81	Marine Products Corp.*	451
352	MarineMax, Inc.*	2,390
412	Martha Stewart Living Omnimedia, Class A*	1,376
275	Matthews International Corp., Class A	9,188
874	McClatchy Co. (The), Class A*	1,486
202	McCormick & Schmick’s Seafood Restaurants, Inc.*	1,260
568	MDC Holdings, Inc.	11,110
646	Men’s Wearhouse, Inc. (The)	18,676
550	Meredith Corp.	14,190
423	Meritage Homes Corp.*	7,923
705	Modine Manufacturing Co.*	8,122

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
135	Monarch Casino & Resort, Inc.*	$1,373
213	Morgans Hotel Group Co.*	1,463
183	Motorcar Parts of America, Inc.*	1,859
262	Movado Group, Inc.	3,605
407	Multimedia Games Holding Co., Inc.*	2,007
385	New York & Co., Inc.*	1,348
2,077	New York Times Co. (The), Class A*	16,990
133	Nexstar Broadcasting Group, Inc., Class A*	811
279	O’Charleys, Inc.*	1,568
4,202	Office Depot, Inc.*	10,925
1,302	OfficeMax, Inc.*	8,164
317	Orbitz Worldwide, Inc.*	805
1,443	Orient-Express Hotels Ltd., Class A*	11,313
217	Outdoor Channel Holdings, Inc.*	1,495
28	P.F. Chang’s China Bistro, Inc.	844
718	Pacific Sunwear of California, Inc.*	1,113
676	Penske Automotive Group, Inc.	12,330
797	PEP Boys-Manny Moe & Jack	7,874
183	Perry Ellis International, Inc.*	4,205
1,102	Pier 1 Imports, Inc.*	11,769
881	Pinnacle Entertainment, Inc.*	12,087
1,964	Quiksilver, Inc.*	8,210
118	R.G. Barry Corp.	1,205
222	Red Lion Hotels Corp.*	1,552
20	Red Robin Gourmet Burgers, Inc.*	624
875	Regis Corp.	12,924
963	Rent-A-Center, Inc.	27,137
986	Ruby Tuesday, Inc.*	8,213
443	Ruth’s Hospitality Group, Inc.*	2,343
672	Ryland Group, Inc.	7,836
55	Saga Communications, Inc., Class A*	1,719
1,746	Saks, Inc.*	16,901
402	Scholastic Corp.	11,160
419	Scientific Games Corp., Class A*	3,696
749	Sealy Corp.*	1,528
108	Select Comfort Corp.*	1,715
81	Shiloh Industries, Inc.	819
139	Shoe Carnival, Inc.*	3,518
156	Shuffle Master, Inc.*	1,382
709	Sinclair Broadcast Group, Inc., Class A	5,537
567	Skechers U.S.A., Inc., Class A*	9,146
104	Skyline Corp.	1,136
603	Smith & Wesson Holding Corp.*	1,972
609	Sonic Automotive, Inc., Class A	8,453
505	Spartan Motors, Inc.	2,313
179	Speedway Motorsports, Inc.	2,397
547	Stage Stores, Inc.	8,933
298	Standard Motor Products, Inc.	3,925
1,608	Standard Pacific Corp.*	4,133
416	Stein Mart, Inc.	2,945
100	Steinway Musical Instruments, Inc.*	2,487
1,193	Stewart Enterprises, Inc., Class A	7,230
202	Summer Infant, Inc.*	1,412
354	Superior Industries International, Inc.	6,096
98	Syms Corp.*	868
154	Systemax, Inc.*	2,079
1,058	Talbots, Inc.*	3,111
62	Texas Roadhouse, Inc.	887
163	Timberland Co. (The), Class A*	6,999
179	Town Sports International Holdings, Inc.*	1,344
653	Tuesday Morning Corp.*	2,605
211	Unifi, Inc.*	2,367
140	Universal Electronics, Inc.*	2,724
114	Vail Resorts, Inc.	4,609
2	Value Line, Inc.	24
125	ValueVision Media, Inc., Class A*	474
105	Warnaco Group, Inc. (The)*	5,602
224	West Marine, Inc.*	2,117
76	Westwood One, Inc.*	429
1,370	Wet Seal, Inc. (The), Class A*	6,905
108	Weyco Group, Inc.	2,457
44	World Wrestling Entertainment, Inc., Class A	422
486	Zale Corp.*	1,983
		959,186
	Consumer Staples - 1.8%

35	Alico, Inc.	743
1,318	Alliance One International, Inc.*	4,204
282	Andersons, Inc. (The)	11,339
7	Arden Group, Inc., Class A	571
310	B&G Foods, Inc.	5,645
202	Cal-Maine Foods, Inc.	6,559
1,101	Central European Distribution Corp.*	7,751
717	Central Garden and Pet Co., Class A*	5,643
688	Chiquita Brands International, Inc.*	7,093
105	Craft Brewers Alliance, Inc.*	628
442	Dole Food Co., Inc.*	4,981
69	Elizabeth Arden, Inc.*	2,223
97	Farmer Bros Co.	550
553	Fresh Del Monte Produce, Inc.	13,350
38	Griffin Land & Nurseries, Inc.	1,009
409	Hain Celestial Group, Inc. (The)*	12,937
137	Harbinger Group, Inc.*	628
711	Heckmann Corp.*	4,117
185	Imperial Sugar Co.	1,658
191	Ingles Markets, Inc., Class A	2,928
182	MGP Ingredients, Inc.	1,116
183	Nash Finch Co.	5,819
139	Nutraceutical International Corp.*	1,939
62	Oil-Dri Corp. of America	1,199
264	Omega Protein Corp.*	3,189
322	Pantry, Inc. (The)*	4,025
766	Pilgrim’s Pride Corp.*	2,666
761	Prestige Brands Holdings, Inc.*	8,196
72	Primo Water Corp.*	509
164	Revlon, Inc., Class A*	2,186
8,244	Rite Aid Corp.*	9,068
342	Ruddick Corp.	13,984
335	Sanderson Farms, Inc.	13,132
133	Schiff Nutrition International, Inc.	1,367
140	Seneca Foods Corp., Class A*	3,277
475	Smart Balance, Inc.*	2,399
715	Snyder’s-Lance, Inc.	15,923
342	Spartan Stores, Inc.	5,520
53	Spectrum Brands Holdings, Inc.*	1,419
185	Star Scientific, Inc.*	435
122	Susser Holdings Corp.*	2,574
28	Tootsie Roll Industries, Inc.	710
221	TreeHouse Foods, Inc.*	12,106
351	Universal Corp.	14,286
219	Vector Group Ltd.	4,091
95	Village Super Market, Inc., Class A	2,378
167	Weis Markets, Inc.	6,530
845	Winn-Dixie Stores, Inc.*	6,515
		241,115
	Energy - 3.3%

41	Alon USA Energy, Inc.	381

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
96	Approach Resources, Inc.*	$1,782
660	Bill Barrett Corp.*	31,647
1,172	BPZ Resources, Inc.*	4,301
550	Bristow Group, Inc.	24,189
555	Cal Dive International, Inc.*	1,615
888	CAMAC Energy, Inc.*	737
733	Cloud Peak Energy, Inc.*	14,660
721	Comstock Resources, Inc.*	14,672
330	Crimson Exploration, Inc.*	851
66	Crosstex Energy, Inc.	772
87	Dawson Geophysical Co.*	3,049
215	Delek U.S. Holdings, Inc.	3,184
976	DHT Holdings, Inc.	2,908
562	Endeavour International Corp.*	5,541
438	Energy Partners Ltd.*	5,834
968	Exterran Holdings, Inc.*	11,461
780	Frontline Ltd.	6,076
879	Gastar Exploration Ltd.*	3,648
1,757	General Maritime Corp.	720
185	GeoResources, Inc.*	4,311
1,533	Global Industries Ltd.*	6,761
616	GMX Resources, Inc.*	1,780
314	Green Plains Renewable Energy, Inc.*	3,316
186	Gulf Island Fabrication, Inc.	4,576
296	GulfMark Offshore, Inc., Class A*	11,695
5	Hallador Energy Co.	43
514	Harvest Natural Resources, Inc.*	5,819
1,605	Helix Energy Solutions Group, Inc.*	27,108
1,744	Hercules Offshore, Inc.*	7,360
346	Hornbeck Offshore Services, Inc.*	8,435
538	James River Coal Co.*	5,821
196	Key Energy Services, Inc.*	2,820
333	Knightsbridge Tankers Ltd.	5,974
338	L&L Energy, Inc.*	1,183
337	Matrix Service Co.*	3,663
470	Miller Energy Resources, Inc.*	1,683
83	Mitcham Industries, Inc.*	1,395
185	Natural Gas Services Group, Inc.*	2,403
1,274	Newpark Resources, Inc.*	10,549
715	Nordic American Tankers Ltd.	12,834
403	Overseas Shipholding Group, Inc.	7,186
1,766	Parker Drilling Co.*	10,049
93	Patriot Coal Corp.*	1,370
691	Penn Virginia Corp.	5,639
356	Petroleum Development Corp.*	8,476
650	Petroquest Energy, Inc.*	4,940
197	PHI, Inc. (Non-Voting)*	4,462
199	Pioneer Drilling Co.*	2,515
103	REX American Resources Corp.*	1,704
76	Rex Energy Corp.*	934
376	Scorpio Tankers, Inc.*	2,579
628	SemGroup Corp., Class A*	14,400
682	Ship Finance International Ltd.	10,844
40	Solazyme, Inc.*	560
642	Swift Energy Co.*	19,806
642	Teekay Tankers Ltd., Class A	4,173
86	Tesco Corp.*	1,436
1,035	Tetra Technologies, Inc.*	10,609
337	Triangle Petroleum Corp.*	1,843
229	Union Drilling, Inc.*	1,953
284	Ur-Energy, Inc.*	361
1,757	USEC, Inc.*	3,830
682	Vaalco Energy, Inc.*	4,344
2,644	Vantage Drilling Co.*	4,045
342	Venoco, Inc.*	3,960
193	Voyager Oil & Gas, Inc.*	535
907	Warren Resources, Inc.*	3,066
49	Western Refining, Inc.*	855
109	Westmoreland Coal Co.*	1,128
479	Willbros Group, Inc.*	3,080
463	World Fuel Services Corp.	17,196
		425,435
	Financials - 22.5%

230	1st Source Corp.	5,233
412	1st United Bancorp, Inc./FL*	2,204
306	Abington Bancorp, Inc.	2,678
485	Acadia Realty Trust (REIT)	10,224
733	Advance America Cash Advance Centers, Inc.	6,128
149	Agree Realty Corp. (REIT)	3,330
72	Alliance Financial Corp./NY	2,182
1,374	Alterra Capital Holdings Ltd.	28,030
27	American Assets Trust, Inc. (REIT)	543
573	American Campus Communities, Inc. (REIT)	22,353
901	American Equity Investment Life Holding Co.	9,100
158	American Safety Insurance Holdings Ltd.*	2,996
360	Ameris Bancorp*	3,312
279	AMERISAFE, Inc.*	5,505
126	Ames National Corp.	2,108
318	AmTrust Financial Services, Inc.	7,692
1,916	Anworth Mortgage Asset Corp. (REIT)	13,776
311	Apollo Commercial Real Estate Finance, Inc. (REIT)	4,674
2,966	Apollo Investment Corp.	26,961
416	Argo Group International Holdings Ltd.	11,444
97	Arlington Asset Investment Corp., Class A	2,503
1,159	ARMOUR Residential REIT, Inc. (REIT)	8,681
141	Arrow Financial Corp.	3,343
37	Artio Global Investors, Inc.	336
790	Ashford Hospitality Trust, Inc. (REIT)	6,399
595	Associated Estates Realty Corp. (REIT)	10,532
1,317	Astoria Financial Corp.	13,447
135	Avatar Holdings, Inc.*	1,380
127	Baldwin & Lyons, Inc., Class B	2,892
102	Bancfirst Corp.	3,643
421	Banco Latinoamericano de Comercio Exterior S.A., Class E	7,035
56	Bancorp Rhode Island, Inc.	2,417
443	Bancorp, Inc. (The)/DE*	3,455
1,264	BancorpSouth, Inc.	14,271
696	Bank Mutual Corp.	2,213
87	Bank of Kentucky Financial Corp.	1,964
81	Bank of Marin Bancorp	2,884
367	Bank of the Ozarks, Inc.	8,338
319	BankFinancial Corp.	2,466
250	Banner Corp.	3,865
503	Beneficial Mutual Bancorp, Inc.*	3,944
314	Berkshire Hills Bancorp, Inc.	6,764
1,987	BioMed Realty Trust, Inc. (REIT)	36,342
1,105	BlackRock Kelso Capital Corp.	9,691
126	BofI Holding, Inc.*	1,787
1,166	Boston Private Financial Holdings, Inc.	7,264

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
67	Bridge Bancorp, Inc.	$1,317
138	Bridge Capital Holdings*	1,394
894	Brookline Bancorp, Inc.	7,527
122	Bryn Mawr Bank Corp.	2,319
287	Calamos Asset Management, Inc., Class A	3,384
31	California First National Bancorp	533
116	Camden National Corp.	3,262
463	Campus Crest Communities, Inc. (REIT)	5,473
174	Cape Bancorp, Inc.*	1,427
212	Capital Bank Corp.*	591
173	Capital City Bank Group, Inc.	1,759
44	Capital Southwest Corp.	3,921
1,030	CapLease, Inc. (REIT)	4,110
1,278	Capstead Mortgage Corp. (REIT)	17,010
438	Cardinal Financial Corp.	4,301
91	Cascade Bancorp*	910
296	Cash America International, Inc.	16,540
1,190	Cathay General Bancorp	15,256
1,545	CBL & Associates Properties, Inc. (REIT)	22,727
849	Cedar Shopping Centers, Inc. (REIT)	3,124
183	Center Bancorp, Inc.	1,755
540	Center Financial Corp.*	2,981
455	CenterState Banks, Inc.	2,712
233	Central Pacific Financial Corp.*	2,840
52	Century Bancorp, Inc./MA, Class A	1,389
103	Charter Financial Corp./GA	928
209	Chatham Lodging Trust (REIT)	2,103
416	Chemical Financial Corp.	7,193
487	Chesapeake Lodging Trust (REIT)	6,243
179	CIFC Corp.*	890
184	Citizens & Northern Corp.	3,001
574	Citizens, Inc./TX*	3,897
231	City Holding Co.	7,015
117	Clifton Savings Bancorp, Inc.	1,171
186	CNB Financial Corp./PA	2,522
3,357	CNO Financial Group, Inc.*	21,586
492	CoBiz Financial, Inc.	2,809
497	Cogdell Spencer, Inc. (REIT)	2,122
46	Cohen & Steers, Inc.	1,779
1,264	Colonial Properties Trust (REIT)	26,569
498	Colony Financial, Inc. (REIT)	7,684
598	Columbia Banking System, Inc.	9,777
557	Community Bank System, Inc.	13,942
210	Community Trust Bancorp, Inc.	5,302
611	Compass Diversified Holdings	8,383
63	Consolidated-Tomoka Land Co.	1,768
301	Coresite Realty Corp. (REIT)	4,846
1,381	Cousins Properties, Inc. (REIT)	9,971
1,012	Cowen Group, Inc., Class A*	3,522
865	CreXus Investment Corp. (REIT)	8,088
1,352	CVB Financial Corp.	11,789
1,250	Cypress Sharpridge Investments, Inc. (REIT)*	16,687
3,719	DCT Industrial Trust, Inc. (REIT)	16,773
731	Delphi Financial Group, Inc., Class A	17,676
2,534	DiamondRock Hospitality Co. (REIT)	19,613
471	Dime Community Bancshares, Inc.	5,680
117	Donegal Group, Inc., Class A	1,424
1,927	Doral Financial Corp.*	3,141
551	DuPont Fabros Technology, Inc. (REIT)	12,756
610	Dynex Capital, Inc. (REIT)	5,600
254	Eagle Bancorp, Inc.*	3,147
222	EastGroup Properties, Inc. (REIT)	8,971
307	Edelman Financial Group, Inc.	2,134
1,093	Education Realty Trust, Inc. (REIT)	9,837
324	eHealth, Inc.*	4,128
70	EMC Insurance Group, Inc.	1,260
584	Employers Holdings, Inc.	7,142
128	Encore Bancshares, Inc.*	1,420
104	Enstar Group Ltd.*	10,708
88	Enterprise Bancorp, Inc./MA	1,228
208	Enterprise Financial Services Corp.	3,078
706	Entertainment Properties Trust (REIT)	29,744
147	Equity Lifestyle Properties, Inc. (REIT)	10,131
812	Equity One, Inc. (REIT)	14,624
189	ESB Financial Corp.	2,294
172	ESSA Bancorp, Inc.	1,947
469	Excel Trust, Inc. (REIT)	5,051
868	Extra Space Storage, Inc. (REIT)	18,662
194	FBL Financial Group, Inc., Class A	5,659
765	FBR & Co.*	1,951
149	Federal Agricultural Mortgage Corp., Class C	2,992
942	FelCor Lodging Trust, Inc. (REIT)*	3,231
1,095	Fifth Street Finance Corp.	10,851
209	Financial Institutions, Inc.	3,294
1,592	First American Financial Corp.	24,278
133	First Bancorp, Inc./ME	1,780
229	First Bancorp/NC	2,233
1,167	First Busey Corp.	5,683
1,588	First Commonwealth Financial Corp.	7,146
241	First Community Bancshares, Inc./VA	2,863
147	First Defiance Financial Corp.*	2,002
882	First Financial Bancorp	14,086
261	First Financial Bankshares, Inc.	7,728
169	First Financial Corp./IN	5,222
250	First Financial Holdings, Inc.	1,575
1,311	First Industrial Realty Trust, Inc. (REIT)*	12,376
239	First Interstate BancSystem, Inc.	2,913
835	First Marblehead Corp. (The)*	1,169
388	First Merchants Corp.	2,945
1,128	First Midwest Bancorp, Inc./IL	9,904
116	First of Long Island Corp. (The)	2,761
153	First Pactrust Bancorp, Inc.	1,816
758	First Potomac Realty Trust (REIT)	9,816
1,654	FirstMerit Corp.	20,609
2,960	Flagstar Bancorp, Inc.*	1,806
747	Flagstone Reinsurance Holdings S.A.	5,304
475	Flushing Financial Corp.	5,453
1,921	FNB Corp./PA	17,231
536	Forestar Group, Inc.*	6,748
88	Fortegra Financial Corp.*	453
220	Fox Chase Bancorp, Inc.	2,840
126	FPIC Insurance Group, Inc.*	5,282
210	Franklin Financial Corp./VA*	2,428
1,069	Franklin Street Properties Corp. (REIT)	13,940
262	FXCM, Inc., Class A	3,063
113	Gain Capital Holdings, Inc.*	650
38	GAMCO Investors, Inc., Class A	1,855
191	German American Bancorp, Inc.	3,010
210	Getty Realty Corp. (REIT)	3,992
1,070	GFI Group, Inc.	4,676
1,089	Glacier Bancorp, Inc.	12,534
319	Gladstone Capital Corp.	2,581

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
97	Gladstone Commercial Corp. (REIT)	$1,604
334	Gladstone Investment Corp.	2,281
1,193	Gleacher & Co., Inc.*	1,539
208	Glimcher Realty Trust (REIT)	1,770
205	Global Indemnity plc*	3,792
155	Golub Capital BDC, Inc.	2,317
536	Government Properties Income Trust (REIT)	12,553
154	Great Southern Bancorp, Inc.	2,718
328	Greenlight Capital Re Ltd., Class A*	7,357
108	Hallmark Financial Services*	750
1,155	Hancock Holding Co.	36,071
2,290	Hanmi Financial Corp.*	2,221
185	Harleysville Group, Inc.	5,304
469	Harris & Harris Group, Inc.*	1,946
1,132	Hatteras Financial Corp. (REIT)	31,255
1,178	Healthcare Realty Trust, Inc. (REIT)	20,603
202	Heartland Financial USA, Inc.	3,038
663	Hercules Technology Growth Capital, Inc.	6,298
316	Heritage Commerce Corp.*	1,349
237	Heritage Financial Corp./WA	2,766
2,131	Hersha Hospitality Trust (REIT)	7,906
265	Highwoods Properties, Inc. (REIT)	8,681
603	Hilltop Holdings, Inc.*	4,697
339	Home Bancshares, Inc./AR	7,960
251	Home Federal Bancorp, Inc./ID	2,555
604	Horace Mann Educators Corp.	8,045
334	Hudson Pacific Properties, Inc. (REIT)	4,653
215	Hudson Valley Holding Corp.	4,171
447	Iberiabank Corp.	21,519
522	ICG Group, Inc.*	5,348
40	Imperial Holdings, Inc.*	297
111	Independence Holding Co.	919
325	Independent Bank Corp./MA	7,751
188	Infinity Property & Casualty Corp.	9,597
1,167	Inland Real Estate Corp. (REIT)	9,464
803	International Bancshares Corp.	12,567
201	INTL FCStone, Inc.*	4,679
1,747	Invesco Mortgage Capital, Inc. (REIT)	30,817
625	Investment Technology Group, Inc.*	7,112
603	Investors Bancorp, Inc.*	8,674
983	Investors Real Estate Trust (REIT)	7,648
1,400	iStar Financial, Inc. (REIT)*	10,066
229	JMP Group, Inc.	1,555
65	Kansas City Life Insurance Co.	1,999
547	KBW, Inc.	8,003
202	Kearny Financial Corp.	1,765
360	Kennedy-Wilson Holdings, Inc.	4,180
449	Kilroy Realty Corp. (REIT)	16,043
843	Kite Realty Group Trust (REIT)	3,616
1,519	Knight Capital Group, Inc., Class A*	19,610
289	Kohlberg Capital Corp.	1,881
328	Lakeland Bancorp, Inc.	2,768
245	Lakeland Financial Corp.	5,336
1,288	LaSalle Hotel Properties (REIT)	24,214
1,813	Lexington Realty Trust (REIT)	13,380
377	LTC Properties, Inc. (REIT)	10,175
765	Maiden Holdings Ltd.	6,518
305	Main Street Capital Corp.	5,713
305	MainSource Financial Group, Inc.	2,711
131	Marlin Business Services Corp.*	1,521
824	MB Financial, Inc.	13,431
1,167	MCG Capital Corp.	5,532
807	Meadowbrook Insurance Group, Inc.	7,570
223	Medallion Financial Corp.	2,192
1,691	Medical Properties Trust, Inc. (REIT)	18,077
168	Medley Capital Corp.	1,779
73	Merchants Bancshares, Inc.	1,988
133	Meridian Interstate Bancorp, Inc.*	1,694
210	Metro Bancorp, Inc.*	2,108
2,480	MF Global Holdings Ltd.*	13,615
5,391	MFA Financial, Inc. (REIT)	40,379
2,841	MGIC Investment Corp.*	7,387
116	MidSouth Bancorp, Inc.	1,333
268	Mission West Properties, Inc. (REIT)	2,096
536	Monmouth Real Estate Investment Corp., Class A (REIT)	4,352
944	Montpelier Re Holdings Ltd.	16,218
743	MPG Office Trust, Inc. (REIT)*	2,066
363	MVC Capital, Inc.	4,269
575	Nara Bancorp, Inc.*	4,083
105	National Bankshares, Inc.	2,721
667	National Financial Partners Corp.*	8,524
206	National Health Investors, Inc. (REIT)	9,414
104	National Interstate Corp.	2,381
1,873	National Penn Bancshares, Inc.	13,579
1,287	National Retail Properties, Inc. (REIT)	35,084
33	National Western Life Insurance Co., Class A	4,983
176	Navigators Group, Inc. (The)*	7,880
521	NBT Bancorp, Inc.	10,587
390	Nelnet, Inc., Class A	7,488
110	New Mountain Finance Corp.	1,396
77	Newcastle Investment Corp. (REIT)	426
413	NewStar Financial, Inc.*	4,242
327	NGP Capital Resources Co.	2,325
147	Nicholas Financial, Inc.*	1,632
258	Northfield Bancorp, Inc.	3,480
1,451	NorthStar Realty Finance Corp. (REIT)	5,543
1,606	Northwest Bancshares, Inc.	19,144
222	OceanFirst Financial Corp.	2,642
1,128	Ocwen Financial Corp.*	15,566
1,434	Old National Bancorp/IN	14,068
82	Omega Healthcare Investors, Inc. (REIT)	1,488
179	OmniAmerican Bancorp, Inc.*	2,556
168	One Liberty Properties, Inc. (REIT)	2,621
336	OneBeacon Insurance Group Ltd., Class A	4,677
156	Oppenheimer Holdings Inc., Class A	3,097
685	Oriental Financial Group, Inc.	7,576
851	Oritani Financial Corp.	11,191
106	Orrstown Financial Services, Inc.	1,516
62	Pacific Capital Bancorp NA*	1,697
279	Pacific Continental Corp.	2,299
458	PacWest Bancorp	7,351
195	Park National Corp.	10,725
433	Park Sterling Corp.*	1,784
333	Parkway Properties, Inc./MD (REIT)	4,522
770	Pebblebrook Hotel Trust (REIT)	12,374
690	PennantPark Investment Corp.	7,066
58	Penns Woods Bancorp, Inc.	2,045
842	Pennsylvania Real Estate Investment Trust (REIT)	8,681
420	PennyMac Mortgage Investment Trust (REIT)	7,157
160	Peoples Bancorp, Inc./OH	1,707
852	PHH Corp.*	16,162

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,761	Phoenix Cos., Inc. (The)*	$3,381
344	Pico Holdings, Inc.*	8,091
517	Pinnacle Financial Partners, Inc.*	6,556
239	Piper Jaffray Cos.*	5,695
564	Platinum Underwriters Holdings Ltd.	17,766
2,306	PMI Group, Inc. (The)*	600
755	Post Properties, Inc. (REIT)	31,559
281	Potlatch Corp. (REIT)	9,430
328	Presidential Life Corp.	3,146
515	Primerica, Inc.	10,727
381	Primus Guaranty Ltd.*	2,130
909	PrivateBancorp, Inc.	8,072
463	ProAssurance Corp.*	33,595
1,666	Prospect Capital Corp.	14,627
710	Prosperity Bancshares, Inc.	26,874
915	Provident Financial Services, Inc.	11,492
576	Provident New York Bancorp	3,709
226	PS Business Parks, Inc. (REIT)	12,355
2,015	Radian Group, Inc.	6,710
576	RAIT Financial Trust (REIT)	2,241
583	Ramco-Gershenson Properties Trust (REIT)	6,034
1,189	Redwood Trust, Inc. (REIT)	14,934
379	Renasant Corp.	5,245
150	Republic Bancorp, Inc./KY, Class A	2,670
1,078	Resource Capital Corp. (REIT)	5,843
637	Retail Opportunity Investments Corp. (REIT)	7,128
276	RLI Corp.	17,449
417	RLJ Lodging Trust (REIT)	5,529
447	Rockville Financial, Inc.	4,296
114	Roma Financial Corp.	1,007
425	S&T Bancorp, Inc.	7,884
155	S.Y. Bancorp, Inc.	3,100
405	Sabra Health Care REIT, Inc. (REIT)	4,732
313	Safeguard Scientifics, Inc.*	5,021
191	Safety Insurance Group, Inc.	7,449
365	Sandy Spring Bancorp, Inc.	5,968
212	SCBT Financial Corp.	5,947
303	SeaBright Holdings, Inc.	1,912
1,097	Seacoast Banking Corp. of Florida*	1,854
818	Selective Insurance Group, Inc.	12,442
180	Sierra Bancorp	1,894
262	Simmons First National Corp., Class A	6,031
552	Solar Capital Ltd.	12,762
117	Solar Senior Capital Ltd.	1,953
249	Southside Bancshares, Inc.	4,950
294	Southwest Bancorp, Inc./OK*	1,499
419	Sovran Self Storage, Inc. (REIT)	17,028
240	STAG Industrial, Inc. (REIT)	2,582
1,411	Starwood Property Trust, Inc. (REIT)	26,103
194	State Auto Financial Corp.	2,732
229	State Bancorp, Inc./NY	2,659
479	State Bank Financial Corp.*	6,787
348	StellarOne Corp.	4,092
468	Sterling Bancorp/NY	4,015
406	Sterling Financial Corp./WA*	5,704
275	Stewart Information Services Corp.	2,621
490	Stifel Financial Corp.*	14,739
1,977	Strategic Hotels & Resorts, Inc. (REIT)*	9,450
147	Suffolk Bancorp	1,205
413	Summit Hotel Properties, Inc. (REIT)	3,420
569	Sun Bancorp, Inc./NJ*	1,673
322	Sun Communities, Inc. (REIT)	12,410
1,789	Sunstone Hotel Investors, Inc. (REIT)*	10,806
1,968	Susquehanna Bancshares, Inc.	13,205
505	SVB Financial Group*	23,270
441	SWS Group, Inc.	1,905
1,023	Symetra Financial Corp.	10,967
112	Taylor Capital Group, Inc.*	728
141	Terreno Realty Corp. (REIT)	2,131
181	Territorial Bancorp, Inc.	3,671
563	Texas Capital Bancshares, Inc.*	14,452
140	THL Credit, Inc.	1,645
488	TICC Capital Corp.	4,660
123	Tompkins Financial Corp.	4,779
159	Tower Bancorp, Inc.	3,800
558	Tower Group, Inc.	13,398
369	TowneBank/VA	4,343
335	Triangle Capital Corp.	5,611
213	Trico Bancshares	2,882
1,335	TrustCo Bank Corp NY	6,234
969	Trustmark Corp.	20,833
2,128	Two Harbors Investment Corp. (REIT)	20,365
485	UMB Financial Corp.	18,808
174	UMH Properties, Inc. (REIT)	1,608
1,736	Umpqua Holdings Corp.	16,961
307	Union First Market Bankshares Corp.	3,374
760	United Bankshares, Inc.	17,077
629	United Community Banks, Inc./GA*	6,510
244	United Financial Bancorp, Inc.	3,762
326	United Fire & Casualty Co.	5,904
85	Universal Health Realty Income Trust (REIT)	3,181
284	Universal Insurance Holdings, Inc.	1,221
254	Univest Corp. of Pennsylvania	3,584
302	Urstadt Biddle Properties, Inc., Class A (REIT)	5,077
1,506	U-Store-It Trust (REIT)	16,174
527	ViewPoint Financial Group	6,329
355	Virginia Commerce Bancorp, Inc.*	2,077
5	Virtus Investment Partners, Inc.*	307
391	Walter Investment Management Corp.	9,716
232	Washington Banking Co.	2,575
744	Washington Real Estate Investment Trust (REIT)	23,019
216	Washington Trust Bancorp, Inc.	4,663
1,091	Webster Financial Corp.	19,747
350	WesBanco, Inc.	6,783
236	West Bancorp., Inc.	2,082
292	West Coast Bancorp/OR*	4,322
238	Westamerica Bancorp.	10,094
1,050	Western Alliance Bancorp.*	6,394
314	Westfield Financial, Inc.	2,361
114	Whitestone REIT, Class B (REIT)	1,313
931	Wilshire Bancorp, Inc.*	2,867
434	Winthrop Realty Trust (REIT)	4,435
529	Wintrust Financial Corp.	16,706
97	WSFS Financial Corp.	3,395
		2,936,208
	Health Care - 3.4%

124	Accuray, Inc.*	613
276	Affymax, Inc.*	1,294
1,067	Affymetrix, Inc.*	5,975
333	Albany Molecular Research, Inc.*	1,162
230	Allos Therapeutics, Inc.*	389
124	Almost Family, Inc.*	2,452

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
816	Alphatec Holdings, Inc.*	$2,065
285	AMAG Pharmaceuticals, Inc.*	4,024
446	Amedisys, Inc.*	7,569
234	American Dental Partners, Inc.*	2,569
327	AMN Healthcare Services, Inc.*	1,802
473	Amsurg Corp.*	10,704
10	Anacor Pharmaceuticals, Inc.*	48
49	Analogic Corp.	2,426
378	AngioDynamics, Inc.*	5,443
2,041	Arena Pharmaceuticals, Inc.*	2,653
482	Array Biopharma, Inc.*	1,027
296	Assisted Living Concepts, Inc., Class A	3,975
192	AVANIR Pharmaceuticals, Inc., Class A*	545
15	BG Medicine, Inc.*	91
334	Biolase Technology, Inc.*	1,123
173	BioMimetic Therapeutics, Inc.*	576
149	BioScrip, Inc.*	943
445	Cambrex Corp.*	2,212
200	Cantel Medical Corp.	4,986
282	Capital Senior Living Corp.*	2,025
274	CardioNet, Inc.*	901
365	Cell Therapeutics, Inc.*	431
572	Celldex Therapeutics, Inc.*	1,785
284	Centene Corp.*	9,057
105	Cerus Corp.*	215
97	Chindex International, Inc.*	1,024
213	Columbia Laboratories, Inc.*	492
428	CONMED Corp.*	10,037
99	Continucare Corp.*	630
122	Cornerstone Therapeutics, Inc.*	950
420	Cross Country Healthcare, Inc.*	2,071
382	CryoLife, Inc.*	1,952
339	Curis, Inc.*	1,085
146	Cynosure, Inc., Class A*	1,495
198	Cytori Therapeutics, Inc.*	653
86	Durect Corp.*	144
270	Dyax Corp.*	402
30	DynaVox, Inc., Class A*	203
532	Enzo Biochem, Inc.*	1,553
536	Enzon Pharmaceuticals, Inc.*	4,583
7	ePocrates, Inc.*	74
360	eResearchTechnology, Inc.*	1,876
247	Exact Sciences Corp.*	1,909
37	Exactech, Inc.*	548
635	Five Star Quality Care, Inc.*	2,064
150	Furiex Pharmaceuticals, Inc.*	2,301
463	Gentiva Health Services, Inc.*	3,523
1,519	Geron Corp.*	4,056
353	Greatbatch, Inc.*	7,890
241	Hanger Orthopedic Group, Inc.*	4,526
327	Harvard Bioscience, Inc.*	1,429
1,440	HealthSouth Corp.*	30,802
470	Healthspring, Inc.*	18,349
514	Healthways, Inc.*	6,456
108	Hi-Tech Pharmacal Co., Inc.*	3,025
139	ICU Medical, Inc.*	5,727
600	Idenix Pharmaceuticals, Inc.*	3,486
323	Immunogen, Inc.*	3,508
86	Impax Laboratories, Inc.*	1,692
263	Inhibitex, Inc.*	928
376	Insmed, Inc.*	1,786
398	InterMune, Inc.*	10,706
409	Invacare Corp.	10,274
77	IRIS International, Inc.*	658
787	Kindred Healthcare, Inc.*	10,184
264	K-V Pharmaceutical Co., Class A*	467
170	Lannett Co., Inc.*	658
1,686	Lexicon Pharmaceuticals, Inc.*	2,293
227	LHC Group, Inc.*	4,535
486	Magellan Health Services, Inc.*	24,237
457	Maxygen, Inc.	2,518
130	MedAssets, Inc.*	1,486
308	MedCath Corp.*	4,281
140	Medical Action Industries, Inc.*	869
352	Medicines Co. (The)*	5,132
164	Medicis Pharmaceutical Corp., Class A	6,380
146	Metabolix, Inc.*	790
679	Micromet, Inc.*	3,266
169	Molina Healthcare, Inc.*	3,250
155	National Healthcare Corp.	5,337
211	Natus Medical, Inc.*	2,211
637	Nektar Therapeutics*	3,647
68	NeoStem, Inc.*	50
211	Neurocrine Biosciences, Inc.*	1,296
458	Novavax, Inc.*	845
51	Nymox Pharmaceutical Corp.*	403
260	Omnicell, Inc.*	4,066
180	Oncothyreon, Inc.*	1,292
179	Owens & Minor, Inc.	5,270
401	Pacific Biosciences of California, Inc.*	2,839
288	Palomar Medical Technologies, Inc.*	2,318
168	Par Pharmaceutical Cos., Inc.*	4,995
85	Parexel International Corp.*	1,732
370	PDL BioPharma, Inc.	2,261
445	PharMerica Corp.*	6,555
116	Progenics Pharmaceuticals, Inc.*	722
157	Providence Service Corp. (The)*	1,670
246	Rigel Pharmaceuticals, Inc.*	1,938
788	RTI Biologics, Inc.*	2,648
311	Savient Pharmaceuticals, Inc.*	1,337
525	Select Medical Holdings Corp.*	3,806
457	Sequenom, Inc.*	2,801
273	Skilled Healthcare Group, Inc., Class A*	1,482
917	Solta Medical, Inc.*	1,568
71	Staar Surgical Co.*	582
380	Sun Healthcare Group, Inc.*	1,619
28	Sunesis Pharmaceuticals, Inc.*	43
219	Sunrise Senior Living, Inc.*	1,625
795	SuperGen, Inc.*	1,709
231	SurModics, Inc.*	2,462
412	Symmetry Medical, Inc.*	3,432
172	Theravance, Inc.*	3,268
18	Transcept Pharmaceuticals, Inc.*	58
299	Triple-S Management Corp., Class B*	5,098
489	Universal American Corp.	5,374
40	Uroplasty, Inc.*	250
26	Vanda Pharmaceuticals, Inc.*	158
118	Vical, Inc.*	428
1,150	ViroPharma, Inc.*	22,782
229	West Pharmaceutical Services, Inc.	9,187
591	Wright Medical Group, Inc.*	9,060
96	XenoPort, Inc.*	702
55	Young Innovations, Inc.	1,508
444	Zalicus, Inc.*	710
		439,437
	Industrials - 9.5%

576	A. O. Smith Corp.	22,631

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
12	A.T. Cross Co., Class A*	$130
1,098	A123 Systems, Inc.*	5,248
449	AAR Corp.	10,592
580	ABM Industries, Inc.	11,855
835	ACCO Brands Corp.*	5,695
550	Accuride Corp.*	4,637
403	Aceto Corp.	2,116
873	Actuant Corp., Class A	17,530
815	Air Transport Services Group, Inc.*	4,393
790	Aircastle Ltd.	9,298
95	Alamo Group, Inc.	2,178
512	Alaska Air Group, Inc.*	29,558
338	Albany International Corp., Class A	7,348
131	Amerco, Inc.*	9,604
147	American Railcar Industries, Inc.*	2,692
480	American Reprographics Co.*	1,877
676	American Superconductor Corp.*	4,644
142	American Woodmark Corp.	2,252
138	Ameron International Corp.	11,662
117	Ampco-Pittsburgh Corp.	2,496
78	APAC Customer Services, Inc.*	659
425	Apogee Enterprises, Inc.	3,991
98	Argan, Inc.*	1,016
385	Arkansas Best Corp.	7,950
302	Astec Industries, Inc.*	10,452
398	Atlas Air Worldwide Holdings, Inc.*	19,534
38	Badger Meter, Inc.	1,331
247	Baltic Trading Ltd.	1,270
824	Barnes Group, Inc.	18,968
115	Barrett Business Services, Inc.	1,646
102	Belden, Inc.	3,112
658	Brady Corp., Class A	18,095
763	Briggs & Stratton Corp.	12,322
95	Brink’s Co. (The)	2,441
1,200	Broadwind Energy, Inc.*	852
689	Builders FirstSource, Inc.*	1,330
10	CAI International, Inc.*	151
132	Cascade Corp.	5,643
51	Casella Waste Systems, Inc., Class A*	293
597	CBIZ, Inc.*	4,066
166	CDI Corp.	1,869
113	Celadon Group, Inc.*	1,324
391	Cenveo, Inc.*	1,728
377	Ceradyne, Inc.*	11,823
97	CIRCOR International, Inc.	3,347
38	CLARCOR, Inc.	1,769
61	Columbus McKinnon Corp.*	880
574	Comfort Systems USA, Inc.	5,487
16	Compx International, Inc.	231
156	Courier Corp.	1,156
127	Covenant Transportation Group, Inc., Class A*	617
135	CRA International, Inc.*	3,181
134	Cubic Corp.	5,619
703	Curtiss-Wright Corp.	21,645
460	Dolan Co. (The)*	3,896
129	Douglas Dynamics, Inc.	1,873
159	Ducommun, Inc.	2,951
444	Dycom Industries, Inc.*	8,094
947	Eagle Bulk Shipping, Inc.*	1,837
1,012	EMCOR Group, Inc.*	23,185
281	Encore Wire Corp.	6,297
1,107	Ener1, Inc.*	430
693	Energy Recovery, Inc.*	1,774
945	EnergySolutions, Inc.	3,336
244	EnerNOC, Inc.*	3,062
538	EnerSys*	12,089
394	Ennis, Inc.	6,253
178	EnPro Industries, Inc.*	6,910
299	ESCO Technologies, Inc.	9,230
226	Essex Rental Corp.*	936
461	Esterline Technologies Corp.*	34,709
692	Excel Maritime Carriers Ltd.*	1,391
861	Federal Signal Corp.	4,692
86	Flow International Corp.*	219
655	Force Protection, Inc.*	2,679
202	Franklin Covey Co.*	1,923
23	Franklin Electric Co., Inc.	987
181	FreightCar America, Inc.*	3,314
637	FTI Consulting, Inc.*	23,174
15	Fuel Tech, Inc.*	89
283	G&K Services, Inc., Class A	7,986
447	Genco Shipping & Trading Ltd.*	3,174
235	GenCorp, Inc.*	1,046
238	Generac Holdings, Inc.*	4,905
982	Geo Group, Inc. (The)*	21,084
317	GeoEye, Inc.*	11,466
460	Gibraltar Industries, Inc.*	4,085
118	Global Power Equipment Group, Inc.*	2,874
159	GP Strategies Corp.*	1,981
585	Granite Construction, Inc.	12,127
890	Great Lakes Dredge & Dock Corp.	4,352
279	Greenbrier Cos., Inc.*	4,849
722	Griffon Corp.*	6,310
233	H&E Equipment Services, Inc.*	2,384
763	Hawaiian Holdings, Inc.*	3,189
247	Heidrick & Struggles International, Inc.	5,130
228	Hexcel Corp.*	5,237
379	Hill International, Inc.*	2,073
496	Hudson Highland Group, Inc.*	2,609
98	Hurco Cos., Inc.*	2,693
20	Huron Consulting Group, Inc.*	636
193	ICF International, Inc.*	4,375
598	Insituform Technologies, Inc., Class A*	9,885
253	Insteel Industries, Inc.	2,651
460	Interline Brands, Inc.*	6,670
82	International Shipholding Corp.	1,501
3,731	JetBlue Airways Corp.*	16,230
31	John Bean Technologies Corp.	490
136	Kadant, Inc.*	3,169
178	Kaman Corp.	6,079
494	Kaydon Corp.	16,608
404	Kelly Services, Inc., Class A	6,141
279	KEYW Holding Corp.*	3,303
57	Kforce, Inc.*	592
474	Kimball International, Inc., Class B	2,702
671	Korn/Ferry International*	10,910
501	Kratos Defense & Security Solutions, Inc.*	4,739
144	L.B. Foster Co., Class A	3,528
53	Lawson Products, Inc.	904
297	Layne Christensen Co.*	8,337
69	LMI Aerospace, Inc.*	1,361
295	LSI Industries, Inc.	2,174
260	Lydall, Inc.*	2,837
152	M&F Worldwide Corp.*	3,329
199	Marten Transport Ltd.	3,658
213	McGrath RentCorp	5,078
458	Meritor, Inc.*	3,870
256	Metalico, Inc.*	1,134

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
207	Met-Pro Corp.	$2,051
127	Michael Baker Corp.*	2,864
179	Miller Industries, Inc.	3,478
412	Mobile Mini, Inc.*	7,849
621	Moog, Inc., Class A*	24,765
495	Mueller Industries, Inc.	23,334
2,354	Mueller Water Products, Inc., Class A	5,461
163	Multi-Color Corp.	4,241
19	MYR Group, Inc.*	396
88	NACCO Industries, Inc., Class A	6,750
781	Navigant Consulting, Inc.*	7,412
299	NCI Building Systems, Inc.*	2,891
141	Northwest Pipe Co.*	3,844
811	Odyssey Marine Exploration, Inc.*	2,271
500	On Assignment, Inc.*	3,800
512	Orbital Sciences Corp.*	8,008
409	Orion Marine Group, Inc.*	2,630
477	Pacer International, Inc.*	2,156
93	Patriot Transportation Holding, Inc.*	2,090
835	Pendrell Corp.*	1,870
246	Pike Electric Corp.*	2,076
133	Powell Industries, Inc.*	4,977
242	PowerSecure International, Inc.*	1,113
33	Preformed Line Products Co.	1,822
51	Primoris Services Corp.	587
348	Quad/Graphics, Inc.	7,218
158	Quality Distribution, Inc.*	1,931
574	Quanex Building Products Corp.	7,410
323	RailAmerica, Inc.*	4,409
69	RBC Bearings, Inc.*	2,412
730	Republic Airways Holdings, Inc.*	2,336
702	Resources Connection, Inc.	7,343
129	Roadrunner Transportation Systems, Inc.*	1,981
597	Robbins & Myers, Inc.	28,686
1,026	RSC Holdings, Inc.*	8,167
491	Rush Enterprises, Inc., Class A*	9,034
241	Saia, Inc.*	2,885
178	Schawk, Inc.	2,166
244	School Specialty, Inc.*	2,320
5	Seaboard Corp.	11,545
167	SeaCube Container Leasing Ltd.	2,219
664	SFN Group, Inc.*	9,303
630	Simpson Manufacturing Co., Inc.	17,911
801	Skywest, Inc.	10,213
236	Spirit Airlines, Inc.*	2,851
154	Standex International Corp.	4,481
1,063	Steelcase, Inc., Class A	8,802
249	Sterling Construction Co., Inc.*	3,177
850	Swift Transportation Co.*	7,327
561	SYKES Enterprises, Inc.*	8,780
280	Tecumseh Products Co., Class A*	2,234
400	Teledyne Technologies, Inc.*	21,836
752	Tetra Tech, Inc.*	14,972
158	Titan Machinery, Inc.*	4,189
116	TMS International Corp., Class A*	855
361	Tredegar Corp.	6,043
503	Triumph Group, Inc.	26,347
231	TrueBlue, Inc.*	3,246
472	Tutor Perini Corp.	6,627
323	Ultrapetrol (Bahamas) Ltd.*	1,079
214	Unifirst Corp.	11,081
667	United Rentals, Inc.*	11,126
246	United Stationers, Inc.	7,759
166	UniTek Global Services, Inc.*	868
296	Universal Forest Products, Inc.	9,046
83	Universal Truckload Services, Inc.*	1,271
2,453	US Airways Group, Inc.*	13,712
15	US Ecology, Inc.	274
315	USG Corp.*	2,961
574	Valence Technology, Inc.*	695
267	Viad Corp.	5,492
63	VSE Corp.	1,564
412	Watts Water Technologies, Inc., Class A	11,668
237	WCA Waste Corp.*	1,040
567	Werner Enterprises, Inc.	13,200
34	Zipcar, Inc.*	715
		1,235,552
	Information Technology - 6.9%

839	Accelrys, Inc.*	5,453
44	Actuate Corp.*	280
1,229	Acxiom Corp.*	13,482
515	Advanced Analogic Technologies, Inc.*	3,090
659	Advanced Energy Industries, Inc.*	6,583
271	Agilysys, Inc.*	2,453
222	Alpha & Omega Semiconductor Ltd.*	1,958
1,600	Amkor Technology, Inc.*	6,960
9	Amtech Systems, Inc.*	98
1,021	ANADIGICS, Inc.*	2,828
203	Anaren, Inc.*	4,025
213	Anixter International, Inc.	12,569
149	Applied Micro Circuits Corp.*	848
1,874	Arris Group, Inc.*	20,464
452	ATMI, Inc.*	7,743
918	Aviat Networks, Inc.*	2,387
448	Avid Technology, Inc.*	4,408
1,606	Axcelis Technologies, Inc.*	2,184
279	AXT, Inc.*	2,168
159	Bel Fuse, Inc., Class B	2,757
919	Benchmark Electronics, Inc.*	12,452
663	BigBand Networks, Inc.*	948
272	Black Box Corp.	6,724
413	Blue Coat Systems, Inc.*	6,063
582	Brightpoint, Inc.*	5,546
1,001	Brooks Automation, Inc.*	9,469
274	Cabot Microelectronics Corp.*	10,894
424	CACI International, Inc., Class A*	23,345
607	Checkpoint Systems, Inc.*	9,245
968	Ciber, Inc.*	3,175
115	Cognex Corp.	3,680
109	Coherent, Inc.*	4,819
364	Cohu, Inc.	4,037
101	Communications Systems, Inc.	1,473
69	Computer Task Group, Inc.*	771
404	Comtech Telecommunications Corp.	11,247
1,593	Convergys Corp.*	16,965
548	Cray, Inc.*	3,104
272	CSG Systems International, Inc.*	3,634
1	CSR plc (ADR)*	9
520	CTS Corp.	4,992
347	Cymer, Inc.*	14,040
421	Daktronics, Inc.	4,058
147	DDi Corp.	1,114
85	DealerTrack Holdings, Inc.*	1,591
97	DG FastChannel, Inc.*	2,124
320	Digi International, Inc.*	4,022
525	Digital River, Inc.*	10,563
660	Dot Hill Systems Corp.*	1,162
354	DSP Group, Inc.*	2,290

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
135	Dynamics Research Corp.*	$1,330
1,666	Earthlink, Inc.	12,295
140	Ebix, Inc.*	2,293
167	Electro Rent Corp.	2,470
310	Electro Scientific Industries, Inc.*	4,687
657	Electronics for Imaging, Inc.*	9,336
1,337	Emcore Corp.*	2,139
1,329	Emulex Corp.*	9,157
1,373	Entegris, Inc.*	10,325
442	EPIQ Systems, Inc.	5,534
55	ePlus, Inc.*	1,384
775	Euronet Worldwide, Inc.*	12,609
493	Exar Corp.*	2,988
1,002	Extreme Networks*	2,776
251	Fair Isaac Corp.	6,413
45	FEI Co.*	1,440
767	Formfactor, Inc.*	6,052
586	FSI International, Inc.*	1,260
977	Global Cash Access Holdings, Inc.*	2,931
99	Globecomm Systems, Inc.*	1,272
391	GSI Group, Inc.*	3,707
305	GSI Technology, Inc.*	1,534
162	Hackett Group, Inc. (The)*	614
1,371	Harmonic, Inc.*	6,526
586	Identive Group, Inc.*	1,096
455	Imation Corp.*	3,158
37	Immersion Corp.*	260
1,483	Infinera Corp.*	11,145
488	Infospace, Inc.*	4,665
707	Insight Enterprises, Inc.*	13,306
810	Integrated Device Technology, Inc.*	4,585
405	Integrated Silicon Solution, Inc.*	3,333
899	Intermec, Inc.*	6,626
110	Internap Network Services Corp.*	570
346	Intevac, Inc.*	2,841
126	IXYS Corp.*	1,512
521	JDA Software Group, Inc.*	13,760
634	Kemet Corp.*	5,845
536	KIT Digital, Inc.*	5,933
600	Kopin Corp.*	2,268
1,090	Kulicke & Soffa Industries, Inc.*	9,483
213	KVH Industries, Inc.*	1,896
1,234	Lattice Semiconductor Corp.*	6,947
157	Limelight Networks, Inc.*	394
42	Littelfuse, Inc.	1,948
152	Loral Space & Communications, Inc.*	8,602
345	LTX-Credence Corp.*	1,963
353	Mantech International Corp., Class A	13,234
190	Marchex, Inc., Class B	1,911
811	Mentor Graphics Corp.*	9,075
457	Mercury Computer Systems, Inc.*	6,357
559	Methode Electronics, Inc.	5,461
232	Mindspeed Technologies, Inc.*	1,346
233	MIPS Technologies, Inc.*	1,305
791	MKS Instruments, Inc.	18,367
663	ModusLink Global Solutions, Inc.	2,738
110	MoneyGram International, Inc.*	283
105	Monolithic Power Systems, Inc.*	1,326
32	Motricity, Inc.*	75
114	Multi-Fineline Electronix, Inc.*	2,169
305	Nanometrics, Inc.*	4,846
83	NCI, Inc., Class A*	1,357
66	NeoPhotonics Corp.*	403
509	Ness Technologies, Inc.*	3,899
389	Newport Corp.*	5,034
436	Novatel Wireless, Inc.*	1,461
764	Oclaro, Inc.*	3,247
185	Omnivision Technologies, Inc.*	3,404
903	Openwave Systems, Inc.*	1,725
189	Oplink Communications, Inc.*	3,124
661	Opnext, Inc.*	1,058
524	ORBCOMM, Inc.*	1,179
66	OSI Systems, Inc.*	2,567
314	Park Electrochemical Corp.	7,771
141	PC Connection, Inc.*	1,256
21	PDF Solutions, Inc.*	106
108	Perficient, Inc.*	950
335	Pericom Semiconductor Corp.*	2,606
890	Photronics, Inc.*	5,767
532	Plantronics, Inc.	17,051
51	Plexus Corp.*	1,356
674	PLX Technology, Inc.*	2,130
64	Power-One, Inc.*	484
412	Progress Software Corp.*	8,582
3,412	Quantum Corp.*	6,653
643	Quest Software, Inc.*	11,079
367	QuinStreet, Inc.*	4,426
294	Radisys Corp.*	2,217
320	RealNetworks, Inc.	2,960
133	Renaissance Learning, Inc.	2,069
3,741	RF Micro Devices, Inc.*	23,232
213	Richardson Electronics Ltd.	2,948
144	Rimage Corp.	1,983
228	Rofin-Sinar Technologies, Inc.*	5,264
159	Rogers Corp.*	7,929
166	Rosetta Stone, Inc.*	2,233
479	Rudolph Technologies, Inc.*	3,262
697	S1 Corp.*	6,405
1,219	Sanmina-SCI Corp.*	9,411
349	ScanSource, Inc.*	10,802
205	Seachange International, Inc.*	1,611
481	Sigma Designs, Inc.*	3,877
254	Silicon Image, Inc.*	1,354
543	Smith Micro Software, Inc.*	1,026
2,949	Sonus Networks, Inc.*	7,638
762	Spansion, Inc., Class A*	11,438
382	SS&C Technologies Holdings, Inc.*	6,299
348	Standard Microsystems Corp.*	7,315
139	Stream Global Services, Inc.*	381
168	Supertex, Inc.*	3,278
279	Support.com, Inc.*	695
302	Sycamore Networks, Inc.	5,191
655	Symmetricom, Inc.*	3,576
381	SYNNEX Corp.*	10,036
64	TechTarget, Inc.*	409
933	Tekelec*	6,718
407	TeleCommunication Systems, Inc., Class A*	1,543
15	TeleNav, Inc.*	139
774	Tessera Technologies, Inc.*	10,898
1,030	THQ, Inc.*	2,008
600	TTM Technologies, Inc.*	6,702
380	Unisys Corp.*	6,684
1,342	United Online, Inc.	7,274
186	Veeco Instruments, Inc.*	6,763
344	Viasat, Inc.*	12,212
39	Viasystems Group, Inc.*	734
186	Vishay Precision Group, Inc.*	2,790
804	Westell Technologies, Inc., Class A*	2,002
213	XO Group, Inc.*	1,926
399	X-Rite, Inc.*	1,460
468	Xyratex Ltd.	4,015

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
204	Zygo Corp.*	$2,685
		898,062
	Materials - 3.4%

443	A. Schulman, Inc.	8,080
253	A.M. Castle & Co.*	3,071
283	American Vanguard Corp.	3,379
346	Arch Chemicals, Inc.	16,238
1,579	Boise, Inc.	9,806
604	Buckeye Technologies, Inc.	16,423
174	Calgon Carbon Corp.*	2,753
781	Century Aluminum Co.*	9,505
97	Chase Corp.	1,239
563	Chemtura Corp.*	7,454
349	Clearwater Paper Corp.*	12,850
1,267	Coeur d’Alene Mines Corp.*	36,046
128	Eagle Materials, Inc.	2,524
1,310	Ferro Corp.*	10,965
181	FutureFuel Corp.	2,043
514	Georgia Gulf Corp.*	10,892
29	Golden Minerals Co.*	384
3,914	Golden Star Resources Ltd.*	9,589
338	Graham Packaging Co., Inc.*	8,609
305	Graphic Packaging Holding Co.*	1,284
697	H.B. Fuller Co.	15,452
76	Handy & Harman Ltd.*	1,081
41	Haynes International, Inc.	2,379
921	Headwaters, Inc.*	1,980
628	Horsehead Holding Corp.*	6,437
38	Innospec, Inc.*	1,028
1,277	Jaguar Mining, Inc.*	7,892
140	Kaiser Aluminum Corp.	7,262
591	KapStone Paper and Packaging Corp.*	8,883
13	KMG Chemicals, Inc.	197
61	Kraton Performance Polymers, Inc.*	1,462
399	Landec Corp.*	2,374
2,001	Louisiana-Pacific Corp.*	13,347
285	Materion Corp.*	8,179
277	Minerals Technologies, Inc.	16,069
444	Myers Industries, Inc.	4,831
111	Neenah Paper, Inc.	1,940
5	NL Industries, Inc.	76
479	Olin Corp.	9,551
138	Olympic Steel, Inc.	2,859
469	OM Group, Inc.*	14,834
697	P. H. Glatfelter Co.	10,009
389	PolyOne Corp.	4,913
47	Quaker Chemical Corp.	1,567
170	Revett Minerals, Inc.*	791
396	RTI International Metals, Inc.*	10,549
244	Schweitzer-Mauduit International, Inc.	14,635
758	Sensient Technologies Corp.	27,553
467	Spartech Corp.*	2,055
123	Stepan Co.	9,305
457	STR Holdings, Inc.*	5,182
345	Texas Industries, Inc.	12,285
2,312	Thompson Creek Metals Co., Inc.*	19,120
71	TPC Group, Inc.*	2,265
369	U.S. Energy Corp.*	1,041
32	United States Lime & Minerals, Inc.*	1,355
108	Universal Stainless & Alloy*	3,552
226	Verso Paper Corp.*	509
907	Vista Gold Corp.*	3,093
745	Wausau Paper Corp.	4,969
328	Worthington Industries, Inc.	5,330
421	Zoltek Cos., Inc.*	3,705
		445,030
	Telecommunication Services - 0.5%

545	Alaska Communications Systems Group, Inc.	4,142
109	Atlantic Tele-Network, Inc.	3,619
23	Boingo Wireless, Inc.*	201
2,140	Cincinnati Bell, Inc.*	7,255
80	Consolidated Communications Holdings, Inc.	1,529
306	Fairpoint Communications, Inc.*	1,961
172	Global Crossing Ltd.*	4,893
1,548	Globalstar, Inc.*	1,267
17	IDT Corp., Class B	371
39	inContact, Inc.*	156
582	Iridium Communications, Inc.*	4,301
732	Leap Wireless International, Inc.*	6,617
476	Neutral Tandem, Inc.*	5,660
554	PAETEC Holding Corp.*	3,108
791	Premiere Global Services, Inc.*	6,613
200	SureWest Communications	2,320
335	USA Mobility, Inc.	5,082
1,205	Vonage Holdings Corp.*	4,362
		63,457
	Utilities - 4.6%

483	Allete, Inc.	18,866
283	American States Water Co.	10,046
98	Artesian Resources Corp., Class A	1,786
959	Atlantic Power Corp.	14,845
872	Avista Corp.	22,131
597	Black Hills Corp.	18,268
183	Cadiz, Inc.*	1,841
632	California Water Service Group	11,932
203	Central Vermont Public Service Corp.	7,068
235	CH Energy Group, Inc.	13,205
145	Chesapeake Utilities Corp.	5,915
923	Cleco Corp.	32,794
130	Connecticut Water Service, Inc.	3,453
220	Consolidated Water Co., Ltd.	1,793
1,559	Dynegy, Inc.*	6,860
637	El Paso Electric Co.	22,034
632	Empire District Electric Co. (The)	13,114
750	IDACORP, Inc.	28,650
339	Laclede Group, Inc. (The)	13,458
350	MGE Energy, Inc.	14,753
236	Middlesex Water Co.	4,293
626	New Jersey Resources Corp.	29,491
690	Nicor, Inc.	38,364
404	Northwest Natural Gas Co.	18,269
549	NorthWestern Corp.	18,617
272	Ormat Technologies, Inc.	4,613
516	Otter Tail Corp.	10,609
35	Pennichuck Corp.	1,002
1,087	Piedmont Natural Gas Co., Inc.	33,588
1,312	PNM Resources, Inc.	19,628
1,140	Portland General Electric Co.	27,497
213	SJW Corp.	4,967
372	South Jersey Industries, Inc.	19,169
694	Southwest Gas Corp.	25,692
765	UIL Holdings Corp.	25,979
556	UniSource Energy Corp.	21,050
165	Unitil Corp.	4,315
776	WGL Holdings, Inc.	32,095

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
193	York Water Co.	$3,441
		605,491
	Total Common Stocks (Cost $9,319,320)	8,248,973

Principal Amount
	U.S. Government & Agency Security (a) - 0.1%
	Federal Home Loan Bank
$8,315	0.00%, due 09/01/11	8,315
	Total U.S. Government & Agency Security (Cost $8,315)	8,315

	Repurchase Agreements (a)(b) - 31.6%
4,127,200	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $4,127,207	4,127,200
	Total Repurchase Agreements (Cost $4,127,200)	4,127,200

	Total Investment Securities (Cost $13,454,835) — 94.9%	12,384,488
	Other assets less liabilities — 5.1%	666,623
	Net Assets — 100.0%	$13,051,111

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $3,899,740.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

As of August 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$729,582
Aggregate gross unrealized depreciation	(1,933,862)
Net unrealized depreciation	$(1,204,280)
Federal income tax cost of investments	$13,588,768

Swap Agreements

Ultra Russell2000 Value had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Value Index	$59,867	$5,867

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Value Index	5,428,277	185,914

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Value Index	1,091,538	109,745

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Value Index	4,545,407	442,750

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Value Index	6,725,267	(77,752)

		$666,524

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000 Growth

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 68.5%
	Consumer Discretionary - 10.2%

33	1-800-Flowers.com, Inc., Class A*	$82
123	99 Cents Only Stores*	2,290
1,848	Aeropostale, Inc.*	20,661
567	AFC Enterprises, Inc.*	7,365
93	Ambassadors Group, Inc.	707
327	American Axle & Manufacturing Holdings, Inc.*	3,057
56	American Greetings Corp., Class A	1,188
409	American Public Education, Inc.*	16,859
109	America’s Car-Mart, Inc.*	3,275
509	Amerigon, Inc.*	6,805
737	Ameristar Casinos, Inc.	13,760
1,191	Ann, Inc.*	28,072
621	Arbitron, Inc.	23,319
174	Archipelago Learning, Inc.*	1,616
1,438	Ascena Retail Group, Inc.*	40,868
625	Belo Corp., Class A	3,406
3	Biglari Holdings, Inc.*	988
551	BJ’s Restaurants, Inc.*	25,440
294	Blue Nile, Inc.*	11,416
269	Body Central Corp.*	4,667
441	Bravo Brio Restaurant Group, Inc.*	9,151
409	Bridgepoint Education, Inc.*	9,031
2,038	Brunswick Corp.	32,384
617	Buckle, Inc. (The)	24,310
419	Buffalo Wild Wings, Inc.*	25,823
360	Capella Education Co.*	11,513
137	Caribou Coffee Co., Inc.*	2,081
288	Carrols Restaurant Group, Inc.*	2,661
973	Carter’s, Inc.*	30,095
633	Cato Corp. (The), Class A	16,066
454	CEC Entertainment, Inc.	14,101
1,322	Cheesecake Factory, Inc. (The)*	36,289
169	Cherokee, Inc.	2,341
76	Churchill Downs, Inc.	3,327
1,929	Cinemark Holdings, Inc.	40,413
718	Coinstar, Inc.*	32,734
190	Columbia Sportswear Co.	10,011
27	Conn’s, Inc.*	155
1,421	Cooper Tire & Rubber Co.	17,237
35	Core-Mark Holding Co., Inc.*	1,243
275	Cost Plus, Inc.*	2,137
496	Cracker Barrel Old Country Store, Inc.	21,011
1,957	CROCS, Inc.*	53,544
159	Crown Media Holdings, Inc., Class A*	210
105	Cumulus Media, Inc., Class A*	282
3,150	Dana Holding Corp.*	40,163
16	Delta Apparel, Inc.*	266
1,639	Denny’s Corp.*	6,212
246	Destination Maternity Corp.	3,456
354	DineEquity, Inc.*	14,833
538	Domino’s Pizza, Inc.*	14,919
248	Dorman Products, Inc.*	8,023
167	Drew Industries, Inc.	3,325
118	Einstein Noah Restaurant Group, Inc.	1,766
673	Entravision Communications Corp., Class A*	760
194	Ethan Allen Interiors, Inc.	3,335
441	Exide Technologies*	2,487
1,265	Express, Inc.	24,149
362	Finish Line (The), Class A	7,276
378	G-III Apparel Group Ltd.*	10,682
100	Geeknet, Inc.*	2,109
55	Genesco, Inc.*	2,916
247	Global Sources Ltd.*	2,020
327	Global Traffic Network, Inc.*	4,578
523	GNC Holdings, Inc., Class A*	12,657
116	Gordmans Stores, Inc.*	1,728
656	Grand Canyon Education, Inc.*	10,201
24	hhgregg, Inc.*	264
627	Hibbett Sports, Inc.*	23,487
1,435	Hillenbrand, Inc.	29,274
915	HSN, Inc.*	29,408
469	interCLICK, Inc.*	2,711
921	Interval Leisure Group, Inc.*	11,605
544	iRobot Corp.*	15,134
59	Jack in the Box, Inc.*	1,225
1,508	Jamba, Inc.*	2,654
632	JoS. A. Bank Clothiers, Inc.*	32,390
595	K12, Inc.*	15,994
56	Kenneth Cole Productions, Inc., Class A*	650
641	Knology, Inc.*	8,737
1,338	Krispy Kreme Doughnuts, Inc.*	12,162
454	Libbey, Inc.*	5,884
877	Life Time Fitness, Inc.*	33,624
55	LIN TV Corp., Class A*	170
1,032	Lions Gate Entertainment Corp.*	7,183
110	Liz Claiborne, Inc.*	574
529	Lumber Liquidators Holdings, Inc.*	8,009
536	Maidenform Brands, Inc.*	13,625
112	Marine Products Corp.*	624
260	Matthews International Corp., Class A	8,687
574	MDC Partners, Inc., Class A	9,155
201	Men’s Wearhouse, Inc. (The)	5,811
698	Monro Muffler Brake, Inc.	27,592
183	Morgans Hotel Group Co.*	1,257
203	National American University Holdings, Inc.	1,782
1,262	National CineMedia, Inc.	17,883
40	New York & Co., Inc.*	140
50	Nexstar Broadcasting Group, Inc., Class A*	305
617	Nutrisystem, Inc.	7,891
265	Overstock.com, Inc.*	2,775
294	Oxford Industries, Inc.	10,531
478	P.F. Chang’s China Bistro, Inc.	14,407
451	Papa John’s International, Inc.*	13,417
293	Peet’s Coffee & Tea, Inc.*	17,067
20	Perry Ellis International, Inc.*	460
495	PetMed Express, Inc.	5,014
770	Pier 1 Imports, Inc.*	8,224
85	Pinnacle Entertainment, Inc.*	1,166
1,103	Pool Corp.	28,601
19	R.G. Barry Corp.	194
228	ReachLocal, Inc.*	3,317
267	Red Robin Gourmet Burgers, Inc.*	8,330
218	Rentrak Corp.*	3,120
343	rue21, inc.*	8,596
136	Ruth’s Hospitality Group, Inc.*	719
698	Scientific Games Corp., Class A*	6,156
1,109	Select Comfort Corp.*	17,611
1,000	Shuffle Master, Inc.*	8,860
682	Shutterfly, Inc.*	36,596
83	Sinclair Broadcast Group, Inc., Class A	648
954	Six Flags Entertainment Corp.	32,007
468	Smith & Wesson Holding Corp.*	1,530
1,414	Sonic Corp.*	13,108

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,546	Sotheby’s	$57,527
344	Steiner Leisure Ltd.*	13,722
866	Steven Madden Ltd.*	31,280
605	Stoneridge, Inc.*	4,822
280	Strayer Education, Inc.	26,502
432	Sturm Ruger & Co., Inc.	14,373
14	Systemax, Inc.*	189
1,384	Tenneco, Inc.*	45,409
1,347	Texas Roadhouse, Inc.	19,262
664	Timberland Co. (The), Class A*	28,512
150	Tower International, Inc.*	2,091
198	Town Sports International Holdings, Inc.*	1,487
590	True Religion Apparel, Inc.*	17,995
338	U.S. Auto Parts Network, Inc.*	2,136
133	Universal Electronics, Inc.*	2,588
488	Universal Technical Institute, Inc.*	7,105
652	Vail Resorts, Inc.	26,360
1,125	Valassis Communications, Inc.*	28,429
27	Value Line, Inc.	330
748	ValueVision Media, Inc., Class A*	2,835
453	Vera Bradley, Inc.*	15,900
568	Vitamin Shoppe, Inc.*	25,162
848	Warnaco Group, Inc. (The)*	45,241
52	Winmark Corp.	2,440
667	Winnebago Industries, Inc.*	5,236
1,136	Wolverine World Wide, Inc.	41,362
558	World Wrestling Entertainment, Inc., Class A	5,346
507	Zagg, Inc.*	7,620
486	Zumiez, Inc.*	8,986
		1,860,444
	Consumer Staples - 2.9%

29	Alico, Inc.	616
15	Arden Group, Inc., Class A	1,223
628	B&G Foods, Inc.	11,436
188	Boston Beer Co., Inc., Class A*	15,241
271	Calavo Growers, Inc.	5,420
19	Cal-Maine Foods, Inc.	617
869	Casey’s General Stores, Inc.	39,105
105	Coca-Cola Bottling Co. Consolidated	5,880
80	Craft Brewers Alliance, Inc.*	478
2,678	Darling International, Inc.*	45,124
504	Diamond Foods, Inc.	39,745
154	Dole Food Co., Inc.*	1,736
455	Elizabeth Arden, Inc.*	14,660
9	Farmer Bros Co.	51
423	Female Health Co. (The)	1,823
644	Fresh Market, Inc. (The)*	24,865
202	Hain Celestial Group, Inc. (The)*	6,389
1,040	Heckmann Corp.*	6,022
368	Inter Parfums, Inc.	6,094
327	J&J Snack Foods Corp.	16,549
428	Lancaster Colony Corp.	25,945
105	Lifeway Foods, Inc.*	1,101
179	Limoneira Co.	3,141
315	Medifast, Inc.*	5,169
256	National Beverage Corp.	4,221
256	Nature’s Sunshine Products, Inc.*	4,406
1,254	Nu Skin Enterprises, Inc., Class A	53,032
20	Oil-Dri Corp. of America	387
43	Omega Protein Corp.*	519
39	Pantry, Inc. (The)*	488
407	Pricesmart, Inc.	26,642
227	Primo Water Corp.*	1,605
1,025	Rite Aid Corp.*	1,128
607	Ruddick Corp.	24,820
78	Schiff Nutrition International, Inc.	802
644	Smart Balance, Inc.*	3,252
302	Spectrum Brands Holdings, Inc.*	8,088
2,171	Star Scientific, Inc.*	5,102
396	Synutra International, Inc.*	2,424
502	Tootsie Roll Industries, Inc.	12,721
479	TreeHouse Foods, Inc.*	26,240
1,107	United Natural Foods, Inc.*	45,022
156	USANA Health Sciences, Inc.*	4,015
717	Vector Group Ltd.	13,394
387	WD-40 Co.	15,921
		532,659
	Energy - 6.0%

1,883	Abraxas Petroleum Corp.*	6,948
198	Alon USA Energy, Inc.	1,839
404	Amyris, Inc.*	8,108
209	Apco Oil and Gas International, Inc.	16,540
368	Approach Resources, Inc.*	6,830
1,019	ATP Oil & Gas Corp.*	13,726
552	Basic Energy Services, Inc.*	12,067
1,180	Berry Petroleum Co., Class A	57,855
82	Bill Barrett Corp.*	3,932
565	BPZ Resources, Inc.*	2,074
1,345	Cal Dive International, Inc.*	3,914
895	Callon Petroleum Co.*	5,146
891	Carrizo Oil & Gas, Inc.*	26,748
1,895	Cheniere Energy, Inc.*	14,686
135	Clayton Williams Energy, Inc.*	7,660
1,134	Clean Energy Fuels Corp.*	14,935
287	Cloud Peak Energy, Inc.*	5,740
1,806	Complete Production Services, Inc.*	52,482
279	Contango Oil & Gas Co.*	16,916
830	Crosstex Energy, Inc.	9,703
2,009	CVR Energy, Inc.*	57,196
50	Dawson Geophysical Co.*	1,752
787	Dril-Quip, Inc.*	50,919
1,724	Energy XXI Bermuda Ltd.*	46,220
368	Evolution Petroleum Corp.*	2,315
1,197	FX Energy, Inc.*	7,481
244	Geokinetics, Inc.*	1,113
179	GeoResources, Inc.*	4,171
136	Gevo, Inc.*	1,451
415	Global Geophysical Services, Inc.*	5,009
441	GMX Resources, Inc.*	1,275
913	Golar LNG Ltd.	30,120
593	Goodrich Petroleum Corp.*	9,500
48	Gulf Island Fabrication, Inc.	1,181
96	GulfMark Offshore, Inc., Class A*	3,793
956	Gulfport Energy Corp.*	27,628
94	Hallador Energy Co.	804
378	Houston American Energy Corp.	6,505
3,560	Hyperdynamics Corp.*	15,949
3,007	ION Geophysical Corp.*	21,260
24	Isramco, Inc.*	1,560
2,559	Key Energy Services, Inc.*	36,824
4,790	Kodiak Oil & Gas Corp.*	28,740
697	Lufkin Industries, Inc.	43,374
2,549	Magnum Hunter Resources Corp.*	11,445
96	Matrix Service Co.*	1,044
2,248	McMoRan Exploration Co.*	28,932
149	Mitcham Industries, Inc.*	2,505
143	Newpark Resources, Inc.*	1,184
1,445	Northern Oil and Gas, Inc.*	29,507
1,362	Oasis Petroleum, Inc.*	36,229
99	OYO Geospace Corp.*	7,296

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
161	Panhandle Oil and Gas, Inc., Class A	$4,571
1,949	Patriot Coal Corp.*	28,709
300	Petroquest Energy, Inc.*	2,280
1,110	Pioneer Drilling Co.*	14,030
5,101	Rentech, Inc.*	5,101
1,056	Resolute Energy Corp.*	14,245
683	Rex Energy Corp.*	8,394
134	RigNet, Inc.*	2,060
1,213	Rosetta Resources, Inc.*	55,737
191	Solazyme, Inc.*	2,676
1,122	Stone Energy Corp.*	29,632
2,021	Syntroleum Corp.*	2,425
376	Targa Resources Corp.	11,220
560	Tesco Corp.*	9,352
193	Tetra Technologies, Inc.*	1,978
473	Triangle Petroleum Corp.*	2,587
1,478	Uranerz Energy Corp.*	3,518
1,632	Uranium Energy Corp.*	5,728
2,138	Uranium Resources, Inc.*	2,502
1,940	Ur-Energy, Inc.*	2,464
139	Vaalco Energy, Inc.*	885
159	Venoco, Inc.*	1,841
783	Voyager Oil & Gas, Inc.*	2,169
798	W&T Offshore, Inc.	16,854
263	Warren Resources, Inc.*	889
1,134	Western Refining, Inc.*	19,777
61	Westmoreland Coal Co.*	631
170	Willbros Group, Inc.*	1,093
920	World Fuel Services Corp.	34,169
695	Zion Oil & Gas, Inc.*	1,960
		1,101,608
	Financials - 5.5%

190	Acadia Realty Trust (REIT)	4,005
153	Advance America Cash Advance Centers, Inc.	1,279
47	Alexander’s, Inc. (REIT)	20,346
697	American Assets Trust, Inc. (REIT)	14,024
689	American Campus Communities, Inc. (REIT)	26,878
70	AmTrust Financial Services, Inc.	1,693
12	Arrow Financial Corp.	285
660	Artio Global Investors, Inc.	5,999
49	Associated Estates Realty Corp. (REIT)	867
88	Bank of the Ozarks, Inc.	1,999
1,730	BGC Partners, Inc., Class A	11,366
11	BofI Holding, Inc.*	156
53	Bridge Bancorp, Inc.	1,042
64	Bryn Mawr Bank Corp.	1,217
225	Cash America International, Inc.	12,573
1,059	CBL & Associates Properties, Inc. (REIT)	15,578
19	Clifton Savings Bancorp, Inc.	190
269	Cogdell Spencer, Inc. (REIT)	1,149
338	Cohen & Steers, Inc.	13,074
590	Crawford & Co., Class B	4,230
153	Credit Acceptance Corp.*	10,578
995	DFC Global Corp.*	21,960
59	Diamond Hill Investment Group, Inc.	4,312
695	Duff & Phelps Corp., Class A	7,888
513	DuPont Fabros Technology, Inc. (REIT)	11,876
284	EastGroup Properties, Inc. (REIT)	11,476
369	Encore Capital Group, Inc.*	8,734
50	Enterprise Financial Services Corp.	740
338	Epoch Holding Corp.	5,029
483	Equity Lifestyle Properties, Inc. (REIT)	33,288
481	Evercore Partners, Inc., Class A	12,617
836	Extra Space Storage, Inc. (REIT)	17,974
1,074	EZCORP, Inc., Class A*	36,033
1,425	FelCor Lodging Trust, Inc. (REIT)*	4,888
877	Financial Engines, Inc.*	19,540
717	First Cash Financial Services, Inc.*	33,491
325	First Financial Bankshares, Inc.	9,623
70	Flagstone Reinsurance Holdings S.A.	497
98	GAMCO Investors, Inc., Class A	4,784
273	Getty Realty Corp. (REIT)	5,190
103	Gladstone Commercial Corp. (REIT)	1,704
2,139	Glimcher Realty Trust (REIT)	18,203
145	Greenlight Capital Re Ltd., Class A*	3,252
112	Hallmark Financial Services*	777
225	Hampton Roads Bankshares, Inc.*	1,769
664	HFF, Inc., Class A*	7,849
1,250	Highwoods Properties, Inc. (REIT)	40,950
894	Home Properties, Inc. (REIT)	59,782
60	ICG Group, Inc.*	615
342	Imperial Holdings, Inc.*	2,538
147	Investors Bancorp, Inc.*	2,115
351	Investors Real Estate Trust (REIT)	2,731
660	Kilroy Realty Corp. (REIT)	23,582
2,436	Ladenburg Thalmann Financial Services, Inc.*	3,776
125	LTC Properties, Inc. (REIT)	3,374
657	MarketAxess Holdings, Inc.	19,368
840	Mid-America Apartment Communities, Inc. (REIT)	60,043
246	National Health Investors, Inc. (REIT)	11,242
680	Netspend Holdings, Inc.*	4,026
1,698	Newcastle Investment Corp. (REIT)	9,390
2,202	Omega Healthcare Investors, Inc. (REIT)	39,966
973	optionsXpress Holdings, Inc.	12,260
391	Portfolio Recovery Associates, Inc.*	28,594
493	Potlatch Corp. (REIT)	16,545
84	PS Business Parks, Inc. (REIT)	4,592
200	Pzena Investment Management, Inc., Class A	928
41	S.Y. Bancorp, Inc.	820
232	Sabra Health Care REIT, Inc. (REIT)	2,711
168	Saul Centers, Inc. (REIT)	5,944
1,054	Signature Bank/NY*	58,613
42	State Auto Financial Corp.	591
489	Stifel Financial Corp.*	14,709
1,012	Strategic Hotels & Resorts, Inc. (REIT)*	4,837
218	SVB Financial Group*	10,045
1,966	Tanger Factory Outlet Centers (REIT)	55,304
80	Taylor Capital Group, Inc.*	520
326	Tejon Ranch Co.*	8,864
111	TrustCo Bank Corp NY	518
143	Universal Health Realty Income Trust (REIT)	5,351
70	Urstadt Biddle Properties, Inc., Class A (REIT)	1,177
117	Virtus Investment Partners, Inc.*	7,173
246	Walker & Dunlop, Inc.*	2,854
385	Washington Real Estate Investment Trust (REIT)	11,912
301	Westamerica Bancorp.	12,765
168	Westfield Financial, Inc.	1,263

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
143	Westwood Holdings Group, Inc.	$4,956
344	World Acceptance Corp.*	22,412
		1,011,778
	Health Care - 13.4%

515	Abaxis, Inc.*	12,808
725	Abiomed, Inc.*	9,019
916	Accretive Health, Inc.*	24,585
1,377	Accuray, Inc.*	6,802
1,086	Achillion Pharmaceuticals, Inc.*	6,679
903	Acorda Therapeutics, Inc.*	23,523
246	Acura Pharmaceuticals, Inc.*	758
209	Aegerion Pharmaceuticals, Inc.*	3,035
393	Affymax, Inc.*	1,843
259	Air Methods Corp.*	17,236
1,283	Akorn, Inc.*	10,315
1,403	Align Technology, Inc.*	26,797
257	Alimera Sciences, Inc.*	1,840
2,182	Alkermes, Inc.*	37,836
560	Alliance HealthCare Services, Inc.*	890
1,455	Allos Therapeutics, Inc.*	2,459
842	Alnylam Pharmaceuticals, Inc.*	5,877
53	AMAG Pharmaceuticals, Inc.*	748
361	Amicus Therapeutics, Inc.*	1,657
412	AMN Healthcare Services, Inc.*	2,270
454	Ampio Pharmaceuticals, Inc.*	3,550
234	Anacor Pharmaceuticals, Inc.*	1,133
213	Analogic Corp.	10,548
2,007	Antares Pharma, Inc.*	4,897
482	Anthera Pharmaceuticals, Inc.*	2,704
384	Ardea Biosciences, Inc.*	6,232
254	Arena Pharmaceuticals, Inc.*	330
3,021	Ariad Pharmaceuticals, Inc.*	29,727
1,222	Arqule, Inc.*	5,328
577	Array Biopharma, Inc.*	1,229
625	ArthroCare Corp.*	20,269
798	athenahealth, Inc.*	46,284
321	AtriCure, Inc.*	3,293
36	Atrion Corp.	7,736
1,095	Auxilium Pharmaceuticals, Inc.*	18,626
2,551	AVANIR Pharmaceuticals, Inc., Class A*	7,245
717	AVEO Pharmaceuticals, Inc.*	12,175
3,103	AVI BioPharma, Inc.*	3,848
511	Bacterin International Holdings, Inc.*	986
154	BG Medicine, Inc.*	930
662	BioCryst Pharmaceuticals, Inc.*	2,185
154	Biolase Technology, Inc.*	516
178	BioMimetic Therapeutics, Inc.*	593
562	Bio-Reference Labs, Inc.*	11,375
2,508	BioSante Pharmaceuticals, Inc.*	6,571
706	BioScrip, Inc.*	4,469
113	BioSpecifics Technologies Corp.*	1,978
565	BioTime, Inc.*	2,605
870	Cadence Pharmaceuticals, Inc.*	5,690
1,080	Caliper Life Sciences, Inc.*	8,122
204	Capital Senior Living Corp.*	1,465
143	CardioNet, Inc.*	470
304	Cardiovascular Systems, Inc.*	3,906
3,863	Cell Therapeutics, Inc.*	4,558
145	Celldex Therapeutics, Inc.*	452
715	Centene Corp.*	22,801
1,414	Cepheid, Inc.*	51,272
930	Cerus Corp.*	1,906
1,226	Chelsea Therapeutics International Ltd.*	5,247
487	Chemed Corp.	28,270
113	Chindex International, Inc.*	1,193
648	Cleveland Biolabs, Inc.*	1,678
562	Codexis, Inc.*	3,647
1,357	Columbia Laboratories, Inc.*	3,135
227	Complete Genomics, Inc.*	2,057
253	Computer Programs & Systems, Inc.	17,917
714	Conceptus, Inc.*	7,568
529	Continucare Corp.*	3,364
940	Corcept Therapeutics, Inc.*	2,660
142	Corvel Corp.*	6,478
61	CryoLife, Inc.*	312
1,372	Cubist Pharmaceuticals, Inc.*	47,595
1,235	Curis, Inc.*	3,952
649	Cyberonics, Inc.*	18,308
809	Cytori Therapeutics, Inc.*	2,670
1,100	Delcath Systems, Inc.*	4,554
1,228	Depomed, Inc.*	7,638
1,535	DexCom, Inc.*	18,466
1,718	Durect Corp.*	2,869
559	Dusa Pharmaceuticals, Inc.*	2,437
1,850	Dyax Corp.*	2,757
2,825	Dynavax Technologies Corp.*	6,780
169	DynaVox, Inc., Class A*	1,141
557	Emergent Biosolutions, Inc.*	10,065
699	Emeritus Corp.*	12,226
394	Endocyte, Inc.*	4,318
1,120	Endologix, Inc.*	10,662
373	Ensign Group, Inc. (The)	8,702
71	Enzo Biochem, Inc.*	207
51	Enzon Pharmaceuticals, Inc.*	436
133	ePocrates, Inc.*	1,414
579	eResearchTechnology, Inc.*	3,017
822	Exact Sciences Corp.*	6,354
138	Exactech, Inc.*	2,045
619	ExamWorks Group, Inc.*	9,304
2,926	Exelixis, Inc.*	21,886
148	Fluidigm Corp.*	1,997
389	Genomic Health, Inc.*	9,492
655	Geron Corp.*	1,749
501	GTx, Inc.*	1,814
588	Haemonetics Corp.*	36,756
1,878	Halozyme Therapeutics, Inc.*	12,770
402	Hanger Orthopedic Group, Inc.*	7,550
1,072	Hansen Medical, Inc.*	4,041
32	Harvard Bioscience, Inc.*	140
841	Healthspring, Inc.*	32,833
351	HealthStream, Inc.*	4,356
275	HeartWare International, Inc.*	17,273
74	Hi-Tech Pharmacal Co., Inc.*	2,073
1,940	HMS Holdings Corp.*	50,886
67	ICU Medical, Inc.*	2,760
348	Idenix Pharmaceuticals, Inc.*	2,022
1,231	Immunogen, Inc.*	13,369
1,505	Immunomedics, Inc.*	6,035
1,364	Impax Laboratories, Inc.*	26,830
2,025	Incyte Corp.*	32,542
437	Infinity Pharmaceuticals, Inc.*	2,998
1,058	Inhibitex, Inc.*	3,735
1,052	Insulet Corp.*	18,389
477	Integra LifeSciences Holdings Corp.*	19,023
519	InterMune, Inc.*	13,961
38	Invacare Corp.	955
375	IPC The Hospitalist Co., Inc.*	15,037
290	IRIS International, Inc.*	2,480
1,155	Ironwood Pharmaceuticals, Inc.*	14,715
2,279	Isis Pharmaceuticals, Inc.*	17,070
734	ISTA Pharmaceuticals, Inc.*	3,362

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
505	Jazz Pharmaceuticals, Inc.*	$21,659
195	Kensey Nash Corp.*	5,355
1,581	Keryx Biopharmaceuticals, Inc.*	6,435
780	K-V Pharmaceutical Co., Class A*	1,381
216	Landauer, Inc.	11,137
115	Lannett Co., Inc.*	445
1,354	Lexicon Pharmaceuticals, Inc.*	1,841
18	LHC Group, Inc.*	360
449	Ligand Pharmaceuticals, Inc., Class B*	6,838
865	Luminex Corp.*	19,921
732	MAKO Surgical Corp.*	26,279
1,768	MannKind Corp.*	5,339
500	MAP Pharmaceuticals, Inc.*	7,000
1,202	Masimo Corp.	29,653
894	MedAssets, Inc.*	10,218
164	Medical Action Industries, Inc.*	1,018
702	Medicines Co. (The)*	10,235
1,164	Medicis Pharmaceutical Corp., Class A	45,280
482	Medidata Solutions, Inc.*	7,953
717	Medivation, Inc.*	11,594
724	MedQuist Holdings, Inc.*	5,973
173	Medtox Scientific, Inc.	2,422
1,188	Merge Healthcare, Inc.*	7,033
938	Meridian Bioscience, Inc.	17,353
959	Merit Medical Systems, Inc.*	13,953
558	Metabolix, Inc.*	3,019
941	Metropolitan Health Networks, Inc.*	4,827
1,068	Micromet, Inc.*	5,137
387	Molina Healthcare, Inc.*	7,442
1,056	Momenta Pharmaceuticals, Inc.*	17,868
287	MWI Veterinary Supply, Inc.*	21,238
980	Nabi Biopharmaceuticals*	1,842
42	National Research Corp.	1,418
345	Natus Medical, Inc.*	3,616
1,647	Nektar Therapeutics*	9,429
531	Neogen Corp.*	18,436
2,166	Neoprobe Corp.*	7,299
940	NeoStem, Inc.*	686
809	Neurocrine Biosciences, Inc.*	4,967
1,506	Novavax, Inc.*	2,779
1,968	NPS Pharmaceuticals, Inc.*	14,681
908	NuVasive, Inc.*	22,001
1,021	NxStage Medical, Inc.*	18,776
367	Nymox Pharmaceutical Corp.*	2,899
424	Obagi Medical Products, Inc.*	4,422
365	Omnicell, Inc.*	5,709
222	OncoGenex Pharmaceutical, Inc.*	2,651
680	Oncothyreon, Inc.*	4,882
1,450	Onyx Pharmaceuticals, Inc.*	49,343
2,492	Opko Health, Inc.*	10,417
1,061	Optimer Pharmaceuticals, Inc.*	10,557
1,069	OraSure Technologies, Inc.*	7,836
737	Orexigen Therapeutics, Inc.*	1,047
413	Orthofix International N.V.*	15,139
382	Osiris Therapeutics, Inc.*	2,044
1,188	Owens & Minor, Inc.	34,975
171	Pacific Biosciences of California, Inc.*	1,211
112	Pacira Pharmaceuticals, Inc./DE*	858
844	Pain Therapeutics, Inc.*	4,009
574	Par Pharmaceutical Cos., Inc.*	17,065
1,219	Parexel International Corp.*	24,843
2,637	PDL BioPharma, Inc.	16,112
1,554	Peregrine Pharmaceuticals, Inc.*	2,191
85	Pernix Therapeutics Holdings*	752
1,051	Pharmacyclics, Inc.*	12,108
816	PharmAthene, Inc.*	1,983
606	Pozen, Inc.*	1,715
497	Progenics Pharmaceuticals, Inc.*	3,091
59	Providence Service Corp. (The)*	628
1,270	PSS World Medical, Inc.*	29,947
443	Quality Systems, Inc.	40,765
1,215	Questcor Pharmaceuticals, Inc.*	36,511
652	Quidel Corp.*	9,963
698	RadNet, Inc.*	2,094
792	Raptor Pharmaceutical Corp.*	3,746
1,198	Rigel Pharmaceuticals, Inc.*	9,440
367	Rockwell Medical Technologies, Inc.*	3,310
71	RTI Biologics, Inc.*	239
152	Sagent Pharmaceuticals, Inc.*	3,494
1,337	Salix Pharmaceuticals Ltd.*	40,712
1,197	Sangamo Biosciences, Inc.*	6,476
1,220	Santarus, Inc.*	3,745
1,156	Savient Pharmaceuticals, Inc.*	4,971
791	Sciclone Pharmaceuticals, Inc.*	3,702
2,208	Seattle Genetics, Inc.*	38,397
230	Select Medical Holdings Corp.*	1,668
1,576	Sequenom, Inc.*	9,661
787	SIGA Technologies, Inc.*	4,517
31	Skilled Healthcare Group, Inc., Class A*	168
316	SonoSite, Inc.*	9,215
763	Spectranetics Corp. (The)*	4,708
1,191	Spectrum Pharmaceuticals, Inc.*	10,183
706	Staar Surgical Co.*	5,782
1,009	Stereotaxis, Inc.*	1,312
1,355	STERIS Corp.	43,604
290	Sucampo Pharmaceuticals, Inc., Class A*	937
608	Sunesis Pharmaceuticals, Inc.*	942
983	Sunrise Senior Living, Inc.*	7,294
89	SuperGen, Inc.*	191
209	Symmetry Medical, Inc.*	1,741
509	Synergetics USA, Inc.*	2,774
262	Synovis Life Technologies, Inc.*	4,467
533	Synta Pharmaceuticals Corp.*	2,265
631	Targacept, Inc.*	10,273
610	Team Health Holdings, Inc.*	11,401
1,318	Theravance, Inc.*	25,042
241	Tornier N.V.*	5,637
201	Transcend Services, Inc.*	5,190
91	Transcept Pharmaceuticals, Inc.*	295
146	Trius Therapeutics, Inc.*	968
270	U.S. Physical Therapy, Inc.	5,362
1,301	Unilife Corp.*	6,063
413	Uroplasty, Inc.*	2,577
603	Vanda Pharmaceuticals, Inc.*	3,654
388	Vascular Solutions, Inc.*	4,679
1,462	Vical, Inc.*	5,307
2,034	Vivus, Inc.*	16,964
1,193	Volcano Corp.*	35,730
974	WellCare Health Plans, Inc.*	44,638
420	West Pharmaceutical Services, Inc.	16,850
664	XenoPort, Inc.*	4,854
46	Young Innovations, Inc.	1,261
1,031	Zalicus, Inc.*	1,650
1,339	ZIOPHARM Oncology, Inc.*	7,672
255	Zogenix, Inc.*	882
502	Zoll Medical Corp.*	22,429
		2,456,265

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Industrials - 11.0%

959	3D Systems Corp.*	$17,425
200	A.T. Cross Co., Class A*	2,172
362	A123 Systems, Inc.*	1,730
430	AAON, Inc.	7,529
230	AAR Corp.	5,426
336	ABM Industries, Inc.	6,868
979	Acacia Research - Acacia Technologies*	42,782
93	Accuride Corp.*	784
1,831	Active Power, Inc.*	2,801
250	Actuant Corp., Class A	5,020
991	Acuity Brands, Inc.	45,626
363	Advisory Board Co. (The)*	22,571
387	Aerovironment, Inc.*	11,091
134	Aircastle Ltd.	1,577
10	Alamo Group, Inc.	229
46	Alaska Air Group, Inc.*	2,656
121	Albany International Corp., Class A	2,631
338	Allegiant Travel Co.*	15,869
615	Altra Holdings, Inc.*	9,545
404	Ameresco, Inc., Class A*	4,501
122	American Reprographics Co.*	477
208	American Science & Engineering, Inc.	14,028
19	Ampco-Pittsburgh Corp.	405
603	APAC Customer Services, Inc.*	5,095
970	Applied Industrial Technologies, Inc.	29,701
32	Argan, Inc.*	332
215	Astronics Corp.*	6,413
21	Astronics Corp., Class B*	535
2,403	Avis Budget Group, Inc.*	31,599
287	AZZ, Inc.	13,584
287	Badger Meter, Inc.	10,054
1,052	Beacon Roofing Supply, Inc.*	19,525
930	Belden, Inc.	28,374
1,113	Blount International, Inc.*	17,496
92	Brady Corp., Class A	2,530
925	Brink’s Co. (The)	23,773
638	Broadwind Energy, Inc.*	453
262	CAI International, Inc.*	3,964
5,630	Capstone Turbine Corp.*	6,756
11	Cascade Corp.	470
503	Casella Waste Systems, Inc., Class A*	2,887
40	CDI Corp.	450
288	Celadon Group, Inc.*	3,375
669	Cenveo, Inc.*	2,957
672	Chart Industries, Inc.*	31,779
249	CIRCOR International, Inc.	8,593
1,096	CLARCOR, Inc.	51,008
1,072	Clean Harbors, Inc.*	57,749
192	Coleman Cable, Inc.*	2,356
563	Colfax Corp.*	14,120
348	Columbus McKinnon Corp.*	5,018
659	Commercial Vehicle Group, Inc.*	4,738
2	Compx International, Inc.	29
206	Consolidated Graphics, Inc.*	7,947
790	Corporate Executive Board Co. (The)	26,007
579	CoStar Group, Inc.*	29,633
44	CRA International, Inc.*	1,037
159	Cubic Corp.	6,667
1,177	Deluxe Corp.	26,047
807	DigitalGlobe, Inc.*	18,287
662	Dollar Thrifty Automotive Group, Inc.*	43,924
231	Douglas Dynamics, Inc.	3,354
199	DXP Enterprises, Inc.*	4,794
135	Dycom Industries, Inc.*	2,461
305	Dynamic Materials Corp.	6,167
398	EnergySolutions, Inc.	1,405
164	EnerNOC, Inc.*	2,058
337	EnerSys*	7,572
203	EnPro Industries, Inc.*	7,880
157	ESCO Technologies, Inc.	4,847
50	Essex Rental Corp.*	207
321	Exponent, Inc.*	13,565
121	Federal Signal Corp.	659
953	Flow International Corp.*	2,430
635	Force Protection, Inc.*	2,597
672	Forward Air Corp.	19,092
498	Franklin Electric Co., Inc.	21,369
395	Fuel Tech, Inc.*	2,350
2,843	FuelCell Energy, Inc.*	3,355
846	Furmanite Corp.*	5,161
987	GenCorp, Inc.*	4,392
211	Generac Holdings, Inc.*	4,349
907	Genesee & Wyoming, Inc., Class A*	47,110
29	GeoEye, Inc.*	1,049
182	Global Power Equipment Group, Inc.*	4,434
348	Gorman-Rupp Co. (The)	10,162
99	GP Strategies Corp.*	1,234
225	Graham Corp.	3,787
302	H&E Equipment Services, Inc.*	3,089
1,519	Healthcare Services Group, Inc.	23,818
1,154	Heartland Express, Inc.	17,541
955	HEICO Corp.	52,067
34	Heidrick & Struggles International, Inc.	706
108	Heritage-Crystal Clean, Inc.*	1,787
1,311	Herman Miller, Inc.	26,050
1,896	Hexcel Corp.*	43,551
700	Higher One Holdings, Inc.*	11,200
1,024	HNI Corp.	21,115
407	Houston Wire & Cable Co.	5,971
842	HUB Group, Inc., Class A*	26,515
478	Huron Consulting Group, Inc.*	15,196
158	ICF International, Inc.*	3,582
1,184	II-VI, Inc.*	23,390
590	InnerWorkings, Inc.*	4,472
524	Insperity, Inc.	13,048
21	Insteel Industries, Inc.	220
1,206	Interface, Inc., Class A	18,186
68	Interline Brands, Inc.*	986
210	Intersections, Inc.	3,192
608	John Bean Technologies Corp.	9,606
77	Kadant, Inc.*	1,794
332	Kaman Corp.	11,338
685	Kforce, Inc.*	7,110
1,396	Knight Transportation, Inc.	21,149
1,095	Knoll, Inc.	17,323
60	Korn/Ferry International*	976
287	Lindsay Corp.	17,851
105	LMI Aerospace, Inc.*	2,071
13	M&F Worldwide Corp.*	285
55	Marten Transport Ltd.	1,011
1,296	MasTec, Inc.*	28,771
234	McGrath RentCorp	5,579
1,470	Meritor, Inc.*	12,422
531	Metalico, Inc.*	2,352
22	Met-Pro Corp.	218
429	Middleby Corp.*	34,562

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
622	Mine Safety Appliances Co.	$19,220
337	Mistras Group, Inc.*	6,807
219	Mobile Mini, Inc.*	4,172
101	Moog, Inc., Class A*	4,028
118	Mueller Industries, Inc.	5,563
14	Multi-Color Corp.	364
433	MYR Group, Inc.*	9,032
110	National Presto Industries, Inc.	10,670
385	NN, Inc.*	2,965
440	Odyssey Marine Exploration, Inc.*	1,232
1,086	Old Dominion Freight Line, Inc.*	34,882
63	Omega Flex, Inc.*	825
91	On Assignment, Inc.*	692
563	Orbital Sciences Corp.*	8,805
79	Pacer International, Inc.*	357
191	Park-Ohio Holdings Corp.*	3,031
2,197	Pendrell Corp.*	4,921
402	PMFG, Inc.*	7,328
66	PowerSecure International, Inc.*	304
5	Preformed Line Products Co.	276
533	Primoris Services Corp.	6,129
52	Quad/Graphics, Inc.	1,078
103	Quality Distribution, Inc.*	1,259
414	Raven Industries, Inc.	22,493
398	RBC Bearings, Inc.*	13,910
12	Roadrunner Transportation Systems, Inc.*	184
1,454	Rollins, Inc.	30,403
219	RPX Corp.*	5,935
2,076	Satcon Technology Corp.*	2,761
265	Sauer-Danfoss, Inc.*	11,456
157	SFN Group, Inc.*	2,200
362	Standard Parking Corp.*	5,890
53	Standex International Corp.	1,542
213	Steelcase, Inc., Class A	1,764
459	Sun Hydraulics Corp.	13,513
528	Swift Transportation Co.*	4,551
1,937	Swisher Hygiene, Inc.*	8,658
110	SYKES Enterprises, Inc.*	1,722
503	TAL International Group, Inc.	14,693
1,388	Taser International, Inc.*	6,177
446	Team, Inc.*	11,123
235	Teledyne Technologies, Inc.*	12,829
438	Tennant Co.	19,254
290	Tetra Tech, Inc.*	5,774
261	Textainer Group Holdings Ltd.	6,188
229	Thermon Group Holdings, Inc.*	3,568
963	Titan International, Inc.	20,705
114	Titan Machinery, Inc.*	3,022
120	TMS International Corp., Class A*	884
406	TRC Cos., Inc.*	2,042
356	Trex Co., Inc.*	6,493
585	Trimas Corp.*	11,308
100	Triumph Group, Inc.	5,238
665	TrueBlue, Inc.*	9,343
194	Twin Disc, Inc.	7,533
422	United Rentals, Inc.*	7,039
681	United Stationers, Inc.	21,479
396	US Ecology, Inc.	7,243
1,159	USG Corp.*	10,895
785	Valence Technology, Inc.*	950
62	Viad Corp.	1,275
448	Vicor Corp.	5,058
1,568	Wabash National Corp.*	8,922
644	Watsco, Inc.	38,415
66	Watts Water Technologies, Inc., Class A	1,869
27	WCA Waste Corp.*	119
146	Werner Enterprises, Inc.	3,399
1,407	Woodward, Inc.	45,615
252	Xerium Technologies, Inc.*	3,568
183	Zipcar, Inc.*	3,848
		2,013,735
	Information Technology - 15.6%

765	ACI Worldwide, Inc.*	22,881
281	Active Network, Inc. (The)*	4,547
757	Actuate Corp.*	4,822
1,480	ADTRAN, Inc.	45,969
206	Advanced Analogic Technologies, Inc.*	1,236
751	Advent Software, Inc.*	17,416
454	Aeroflex Holding Corp.*	3,986
520	American Software, Inc., Class A	4,202
206	Amtech Systems, Inc.*	2,235
38	Anaren, Inc.*	754
725	Ancestry.com, Inc.*	25,890
342	Anixter International, Inc.	20,181
1,225	Applied Micro Circuits Corp.*	6,970
1,953	Aruba Networks, Inc.*	41,657
1,936	Aspen Technology, Inc.*	32,505
41	ATMI, Inc.*	702
310	AXT, Inc.*	2,409
1,019	Blackbaud, Inc.	25,516
802	Blackboard, Inc.*	33,852
371	Blue Coat Systems, Inc.*	5,446
779	Bottomline Technologies, Inc.*	17,894
680	Brightpoint, Inc.*	6,480
516	BroadSoft, Inc.*	15,609
123	Cabot Microelectronics Corp.*	4,890
49	CACI International, Inc., Class A*	2,698
861	Calix, Inc.*	12,726
686	Callidus Software, Inc.*	3,320
986	Cardtronics, Inc.*	24,413
193	Cass Information Systems, Inc.	6,983
1,108	Cavium, Inc.*	35,667
527	CEVA, Inc.*	14,018
1,516	Cirrus Logic, Inc.*	23,013
775	Cognex Corp.	24,800
410	Coherent, Inc.*	18,126
1,008	CommVault Systems, Inc.*	34,181
242	Computer Task Group, Inc.*	2,703
730	comScore, Inc.*	11,643
1,022	Concur Technologies, Inc.*	42,740
674	Constant Contact, Inc.*	12,894
277	Convio, Inc.*	2,554
261	Cornerstone OnDemand, Inc.*	4,051
380	CSG Systems International, Inc.*	5,077
173	Cymer, Inc.*	7,000
156	Daktronics, Inc.	1,504
124	DDi Corp.	940
812	DealerTrack Holdings, Inc.*	15,201
508	Deltek, Inc.*	3,353
181	Demand Media, Inc.*	1,566
739	DemandTec, Inc.*	4,863
481	DG FastChannel, Inc.*	10,534
354	Dialogic, Inc.*	988
1,108	Dice Holdings, Inc.*	11,180
96	Digi International, Inc.*	1,207
143	Digimarc Corp.*	4,778
114	Digital River, Inc.*	2,294
808	Diodes, Inc.*	16,176
295	Dot Hill Systems Corp.*	519
398	DTS, Inc.*	12,227

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
449	Ebix, Inc.*	$7,355
804	Echelon Corp.*	6,713
258	Echo Global Logistics, Inc.*	3,612
178	Electro Rent Corp.	2,633
48	Electro Scientific Industries, Inc.*	726
75	Electronics for Imaging, Inc.*	1,066
193	Ellie Mae, Inc.*	1,058
397	eMagin Corp.*	1,401
999	Entegris, Inc.*	7,512
1,961	Entropic Communications, Inc.*	8,805
438	Envestnet, Inc.*	5,177
50	EPIQ Systems, Inc.	626
5	ePlus, Inc.*	126
93	Exar Corp.*	564
370	ExlService Holdings, Inc.*	9,601
592	Extreme Networks*	1,640
467	Fabrinet*	7,701
532	Fair Isaac Corp.	13,593
703	FalconStor Software, Inc.*	2,299
374	FARO Technologies, Inc.*	14,201
818	FEI Co.*	26,168
2,051	Finisar Corp.*	37,861
337	Forrester Research, Inc.	11,357
127	FriendFinder Networks, Inc.*	382
363	Globecomm Systems, Inc.*	4,665
959	Glu Mobile, Inc.*	2,925
2,881	GT Advanced Technologies, Inc.*	35,177
318	Guidance Software, Inc.*	2,003
452	Hackett Group, Inc. (The)*	1,713
554	Harmonic, Inc.*	2,637
882	Heartland Payment Systems, Inc.	18,972
717	Hittite Microwave Corp.*	38,947
708	iGate Corp.	7,944
597	Immersion Corp.*	4,197
151	Infinera Corp.*	1,135
109	Infospace, Inc.*	1,042
470	Inphi Corp.*	3,779
2,167	Integrated Device Technology, Inc.*	12,265
326	Interactive Intelligence Group*	10,536
1,038	InterDigital, Inc.	73,075
1,030	Internap Network Services Corp.*	5,335
731	IntraLinks Holdings, Inc.*	6,849
884	Ixia*	7,594
362	IXYS Corp.*	4,344
1,052	j2 Global Communications, Inc.	33,611
1,976	Jack Henry & Associates, Inc.	57,778
180	JDA Software Group, Inc.*	4,754
52	Kemet Corp.*	479
604	Kenexa Corp.*	12,714
319	Keynote Systems, Inc.	7,666
570	Kopin Corp.*	2,155
18	KVH Industries, Inc.*	160
830	Lattice Semiconductor Corp.*	4,673
375	LeCroy Corp.*	3,394
1,315	Limelight Networks, Inc.*	3,301
1,410	Lionbridge Technologies, Inc.*	4,216
430	Liquidity Services, Inc.*	10,320
457	Littelfuse, Inc.	21,200
1,205	LivePerson, Inc.*	14,159
466	LogMeIn, Inc.*	14,563
380	LoopNet, Inc.*	6,673
20	Loral Space & Communications, Inc.*	1,132
610	LTX-Credence Corp.*	3,471
1,528	Magma Design Automation, Inc.*	7,778
498	Manhattan Associates, Inc.*	17,774
201	Marchex, Inc., Class B	2,022
794	MAXIMUS, Inc.	29,370
366	MaxLinear, Inc., Class A*	2,104
640	Maxwell Technologies, Inc.*	11,091
342	Measurement Specialties, Inc.*	10,681
978	Mentor Graphics Corp.*	10,944
247	Meru Networks, Inc.*	2,258
1,154	Micrel, Inc.	11,667
1,977	Microsemi Corp.*	30,703
183	MicroStrategy, Inc., Class A*	22,487
2,405	Microvision, Inc.*	2,164
416	Mindspeed Technologies, Inc.*	2,413
850	MIPS Technologies, Inc.*	4,760
1,748	MoneyGram International, Inc.*	4,492
527	Monolithic Power Systems, Inc.*	6,656
819	Monotype Imaging Holdings, Inc.*	9,590
747	MoSys, Inc.*	2,988
798	Motricity, Inc.*	1,859
3,633	Move, Inc.*	6,539
357	MTS Systems Corp.	12,895
35	Multi-Fineline Electronix, Inc.*	666
27	NCI, Inc., Class A*	441
98	NeoPhotonics Corp.*	598
838	Netgear, Inc.*	23,305
1,563	Netlogic Microsystems, Inc.*	46,921
855	Netscout Systems, Inc.*	11,799
623	NetSuite, Inc.*	20,029
269	Newport Corp.*	3,481
1,464	NIC, Inc.	17,012
75	Novatel Wireless, Inc.*	251
219	Numerex Corp., Class A*	1,347
109	NVE Corp.*	7,201
1,176	OCZ Technology Group, Inc.*	6,668
1,047	Omnivision Technologies, Inc.*	19,265
539	OpenTable, Inc.*	32,874
585	Openwave Systems, Inc.*	1,117
188	Oplink Communications, Inc.*	3,108
329	Opnet Technologies, Inc.	11,350
336	OSI Systems, Inc.*	13,070
2,726	Parametric Technology Corp.*	49,068
504	PDF Solutions, Inc.*	2,535
381	Pegasystems, Inc.	15,396
390	Perficient, Inc.*	3,432
67	Pericom Semiconductor Corp.*	521
297	Plantronics, Inc.	9,519
736	Plexus Corp.*	19,563
660	Power Integrations, Inc.	21,212
1,462	Power-One, Inc.*	11,053
3,624	Powerwave Technologies, Inc.*	6,378
447	PRGX Global, Inc.*	2,628
329	Procera Networks, Inc.*	2,701
911	Progress Software Corp.*	18,976
492	PROS Holdings, Inc.*	7,803
952	Pulse Electronics Corp.	3,199
151	QAD, Inc., Class A*	1,730
1,611	QLIK Technologies, Inc.*	40,887
156	Quepasa Corp.*	719
428	Quest Software, Inc.*	7,374
75	QuinStreet, Inc.*	904
2,247	Rambus, Inc.*	26,088
940	RealD, Inc.*	13,207
694	RealPage, Inc.*	14,449
102	Renaissance Learning, Inc.	1,587
217	Responsys, Inc.*	3,160
664	RF Micro Devices, Inc.*	4,123
564	RightNow Technologies, Inc.*	18,494
306	Rofin-Sinar Technologies, Inc.*	7,066
125	Rogers Corp.*	6,234

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
401	Rubicon Technology, Inc.*	$5,167
169	S1 Corp.*	1,553
648	Saba Software, Inc.*	4,510
2,500	Sapient Corp.	26,825
90	ScanSource, Inc.*	2,785
282	SciQuest, Inc.*	4,222
295	Seachange International, Inc.*	2,319
1,493	Semtech Corp.*	31,846
229	ServiceSource International, Inc.*	4,138
1,080	ShoreTel, Inc.*	7,538
709	Silicon Graphics International Corp.*	11,294
1,436	Silicon Image, Inc.*	7,654
1,304	SolarWinds, Inc.*	32,300
372	Sonus Networks, Inc.*	963
651	Sourcefire, Inc.*	17,981
193	SPS Commerce, Inc.*	3,499
276	SRS Labs, Inc.*	2,274
243	Stamps.com, Inc.	4,773
940	STEC, Inc.*	8,925
484	Stratasys, Inc.*	11,200
1,910	SuccessFactors, Inc.*	44,618
615	Super Micro Computer, Inc.*	8,435
688	Support.com, Inc.*	1,713
784	Synaptics, Inc.*	19,153
605	Synchronoss Technologies, Inc.*	16,432
353	Syntel, Inc.	16,153
1,682	Take-Two Interactive Software, Inc.*	22,236
940	Taleo Corp., Class A*	24,261
237	TechTarget, Inc.*	1,514
447	TeleCommunication Systems, Inc., Class A*	1,694
354	TeleNav, Inc.*	3,274
580	TeleTech Holdings, Inc.*	10,289
2,729	TiVo, Inc.*	28,927
583	TNS, Inc.*	9,888
127	Travelzoo, Inc.*	4,639
3,759	TriQuint Semiconductor, Inc.*	28,493
282	TTM Technologies, Inc.*	3,150
733	Tyler Technologies, Inc.*	18,494
591	Ultimate Software Group, Inc.*	29,899
521	Ultra Clean Holdings*	2,933
576	Ultratech, Inc.*	11,762
410	Unisys Corp.*	7,212
880	Universal Display Corp.*	43,182
1,801	ValueClick, Inc.*	27,555
619	VASCO Data Security International, Inc.*	4,401
651	Veeco Instruments, Inc.*	23,670
485	Verint Systems, Inc.*	13,861
311	Viasat, Inc.*	11,040
6	Viasystems Group, Inc.*	113
932	VirnetX Holding Corp.*	20,029
346	Virtusa Corp.*	5,456
403	Vocus, Inc.*	8,677
562	Volterra Semiconductor Corp.*	11,380
1,896	Wave Systems Corp., Class A*	4,361
665	Web.com Group, Inc.*	6,278
914	Websense, Inc.*	18,801
884	Wright Express Corp.*	37,252
401	XO Group, Inc.*	3,625
1,520	Zix Corp.*	5,168
56	Zygo Corp.*	737
		2,853,981
	Materials - 3.0%

37	A. Schulman, Inc.	675
110	AEP Industries, Inc.*	2,991
558	AMCOL International Corp.	16,238
83	American Vanguard Corp.	991
660	Balchem Corp.	27,258
1,029	Calgon Carbon Corp.*	16,279
1,353	Chemtura Corp.*	17,914
133	Coeur d’Alene Mines Corp.*	3,784
247	Deltic Timber Corp.	14,408
825	Eagle Materials, Inc.	16,269
1,143	Flotek Industries, Inc.*	7,921
153	FutureFuel Corp.	1,727
1,543	General Moly, Inc.*	6,126
1,442	Globe Specialty Metals, Inc.	24,153
650	Gold Resource Corp.	15,320
239	Golden Minerals Co.*	3,167
41	Graham Packaging Co., Inc.*	1,044
3,197	Graphic Packaging Holding Co.*	13,459
77	H.B. Fuller Co.	1,707
19	Handy & Harman Ltd.*	270
199	Hawkins, Inc.	7,214
217	Haynes International, Inc.	12,593
6,390	Hecla Mining Co.*	49,011
51	Horsehead Holding Corp.*	523
497	Innophos Holdings, Inc.	20,680
485	Innospec, Inc.*	13,119
161	Kaiser Aluminum Corp.	8,351
144	KMG Chemicals, Inc.	2,177
472	Koppers Holdings, Inc.	15,685
637	Kraton Performance Polymers, Inc.*	15,269
420	LSB Industries, Inc.*	16,779
36	Materion Corp.*	1,033
265	Metals USA Holdings Corp.*	3,305
1,963	Midway Gold Corp.*	5,222
54	Myers Industries, Inc.	588
173	Neenah Paper, Inc.	3,024
206	NewMarket Corp.	34,542
145	NL Industries, Inc.	2,189
520	Noranda Aluminum Holding Corp.*	5,912
1,100	Olin Corp.	21,934
1,035	Omnova Solutions, Inc.*	4,564
2,681	Paramount Gold and Silver Corp.*	6,542
1,550	PolyOne Corp.	19,576
222	Quaker Chemical Corp.	7,401
317	Revett Minerals, Inc.*	1,474
92	RTI International Metals, Inc.*	2,451
906	Senomyx, Inc.*	3,869
2,358	Stillwater Mining Co.*	36,290
196	TPC Group, Inc.*	6,252
2,413	U.S. Gold Corp.*	14,936
12	United States Lime & Minerals, Inc.*	508
255	Vista Gold Corp.*	870
820	Worthington Industries, Inc.	13,325
502	Zep, Inc.	8,850
		557,759
	Telecommunication Services - 0.8%

1,422	8x8, Inc.*	6,157
531	AboveNet, Inc.	32,646
210	Alaska Communications Systems Group, Inc.	1,596
50	Atlantic Tele-Network, Inc.	1,660
97	Boingo Wireless, Inc.*	849
639	Cbeyond, Inc.*	5,936
1,315	Cincinnati Bell, Inc.*	4,458
1,052	Cogent Communications Group, Inc.*	14,917
478	Consolidated Communications Holdings, Inc.	9,135

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
31	Fairpoint Communications, Inc.*	$199
948	General Communication, Inc., Class A*	8,418
442	Global Crossing Ltd.*	12,575
306	HickoryTech Corp.	2,922
292	IDT Corp., Class B	6,380
643	inContact, Inc.*	2,565
118	Iridium Communications, Inc.*	872
291	Leap Wireless International, Inc.*	2,631
688	NTELOS Holdings Corp.	13,519
2,031	PAETEC Holding Corp.*	11,394
544	Shenandoah Telecommunications Co.	7,469
20	SureWest Communications	232
969	Towerstream Corp.*	3,605
1,351	Vonage Holdings Corp.*	4,891
		155,026
	Utilities - 0.1%

119	Atlantic Power Corp.	1,842
45	Otter Tail Corp.	925
55	Pennichuck Corp.	1,575
123	South Jersey Industries, Inc.	6,338
		10,680
	Total Common Stocks (Cost $10,354,316)	12,553,935

No. of Warrants
	Warrants - 0.0%
18	GreenHunter Energy, Inc.*	—
255	Magnum Hunter Resources Corp., expiring 08/29/13 at $10.50*^	—
	Total Warrants (Cost $—)	—

Principal Amount
	U.S. Government & Agency Security (a) - 0.0%‡
	Federal Home Loan Bank
$8,595	0.00%, due 09/01/11	8,595
	Total U.S. Government & Agency Security (Cost $8,595)	8,595

	Repurchase Agreements (a)(b) - 19.7%
3,604,165	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $3,604,170	3,604,165
	Total Repurchase Agreements (Cost $3,604,165)	3,604,165

	Total Investment Securities (Cost $13,967,076) — 88.2%	16,166,695
	Other assets less liabilities — 11.8%	2,170,431
	Net Assets — 100.0%	$18,337,126

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At August 31, 2011, the value of these securities amounted to $— or 0.00% of net assets.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $3,917,218.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of August 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,999,887
Aggregate gross unrealized depreciation	(1,172,184)
Net unrealized appreciation	$1,827,703
Federal income tax cost of investments	$14,338,992

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Russell2000 Growth had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Growth Index	$250,004	$28,236

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Growth Index	6,487,537	174,010

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Growth Index	11,050,741	1,242,455

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Growth Index	6,329,942	676,778

		$2,121,479

See accompanying notes to schedules of portfolio investments.

Ultra Basic Materials

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 69.2%
	Chemicals - 37.8%

11,488	A. Schulman, Inc.	$209,541
73,944	Air Products & Chemicals, Inc.	6,053,795
26,870	Airgas, Inc.	1,743,326
34,040	Albemarle Corp.	1,726,168
26,775	Ashland, Inc.	1,419,343
22,376	Cabot Corp.	770,406
20,845	Calgon Carbon Corp.*	329,768
58,348	Celanese Corp.	2,742,940
26,466	CF Industries Holdings, Inc.	4,838,514
35,532	Chemtura Corp.*	470,444
18,055	Cytec Industries, Inc.	819,697
436,947	Dow Chemical Co. (The)	12,431,142
343,243	E.I. du Pont de Nemours & Co.	16,568,340
24,911	Eastman Chemical Co.	2,060,887
86,912	Ecolab, Inc.	4,658,483
26,660	FMC Corp.	2,024,294
18,406	H.B. Fuller Co.	408,061
71,622	Huntsman Corp.	938,964
29,896	International Flavors & Fragrances, Inc.	1,734,566
15,869	Intrepid Potash, Inc.*	543,037
24,441	Lubrizol Corp.	3,293,425
126,403	LyondellBasell Industries N.V., Class A	4,379,864
6,806	Minerals Technologies, Inc.	394,816
55,432	Mosaic Co. (The)	3,942,878
3,610	NewMarket Corp.	605,325
26,571	Olin Corp.	529,826
11,439	OM Group, Inc.*	361,816
58,902	PPG Industries, Inc.	4,511,304
113,068	Praxair, Inc.	11,136,067
25,357	Rockwood Holdings, Inc.*	1,293,207
47,936	RPM International, Inc.	998,986
18,618	Sensient Technologies Corp.	676,764
38,965	Sigma-Aldrich Corp.	2,508,956
45,228	Solutia, Inc.*	786,063
22,446	WR Grace & Co.*	884,821
		98,795,834
	Commercial Services & Supplies - 0.4%

39,803	Avery Dennison Corp.	1,158,665

	Electrical Equipment - 0.4%

14,813	Polypore International, Inc.*	913,518

	Metals & Mining - 23.2%

40,696	AK Steel Holding Corp.	365,857
395,763	Alcoa, Inc.	5,069,724
32,664	Allegheny Technologies, Inc.	1,637,120
30,451	Allied Nevada Gold Corp.*	1,264,630
16,418	Carpenter Technology Corp.	828,616
50,433	Cliffs Natural Resources, Inc.	4,178,374
32,791	Coeur d’Alene Mines Corp.*	932,904
42,594	Commercial Metals Co.	500,479
12,188	Compass Minerals International, Inc.	921,535
350,400	Freeport-McMoRan Copper & Gold, Inc.	16,517,856
103,975	Hecla Mining Co.*	797,488
5,472	Kaiser Aluminum Corp.	283,833
20,536	Molycorp, Inc.*	1,160,695
180,053	Newmont Mining Corp.	11,274,919
106,120	Nucor Corp.	3,828,810
27,632	Reliance Steel & Aluminum Co.	1,145,070
20,240	Royal Gold, Inc.	1,552,003
11,173	RTI International Metals, Inc.*	297,649
78,886	Southern Copper Corp.	2,663,980
81,290	Steel Dynamics, Inc.	1,034,822
31,869	Titanium Metals Corp.	510,860
53,379	United States Steel Corp.	1,607,775
24,298	Walter Energy, Inc.	1,986,118
22,367	Worthington Industries, Inc.	363,464
		60,724,581
	Oil, Gas & Consumable Fuels - 5.2%

83,738	Alpha Natural Resources, Inc.*	2,769,216
78,516	Arch Coal, Inc.	1,594,660
84,059	CONSOL Energy, Inc.	3,838,134
33,995	Patriot Coal Corp.*	500,746
100,774	Peabody Energy Corp.	4,917,771
		13,620,527
	Paper & Forest Products - 2.2%

27,496	AbitibiBowater, Inc.*	467,157
15,621	Domtar Corp.	1,254,679
150,464	International Paper Co.	4,085,097
		5,806,933
	Total Common Stocks (Cost $201,010,828)	181,020,058

Principal Amount
	U.S. Government & Agency Security (a) - 0.0%‡
	Federal Home Loan Bank
$93,147	0.00%, due 09/01/11	93,147
	Total U.S. Government & Agency Security (Cost $93,147)	93,147

	Repurchase Agreements (a)(b) - 16.4%
43,056,918	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $43,056,993	43,056,918
	Total Repurchase Agreements (Cost $43,056,918)	43,056,918

	Total Investment Securities (Cost $244,160,893) — 85.6%	224,170,123
	Other assets less liabilities — 14.4%	37,566,682
	Net Assets — 100.0%	$261,736,805

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $57,667,419.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

See accompanying notes to schedules of portfolio investments.

As of August 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,697,238
Aggregate gross unrealized depreciation	(23,070,122)
Net unrealized depreciation	$(20,372,884)
Federal income tax cost of investments	$244,543,007

Swap Agreements

Ultra Basic Materials had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Basic MaterialsSM Index	$46,990,333	$4,869,027

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	78,204,246	7,753,016

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Basic MaterialsSM Index	34,700,720	6,709,455

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Basic MaterialsSM Index	11,467,387	1,333,720

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Basic MaterialsSM Index	107,740,643	12,496,392

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic MaterialsSM Index	62,253,628	3,980,776

		$37,142,386

See accompanying notes to schedules of portfolio investments.

Ultra Nasdaq Biotechnology

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 76.4%
	Biotechnology - 51.1%

4,601	Achillion Pharmaceuticals, Inc.*	$28,296
2,593	Acorda Therapeutics, Inc.*	67,548
2,790	Affymax, Inc.*	13,085
12,847	Alexion Pharmaceuticals, Inc.*	744,419
5,620	Alkermes, Inc.*	97,451
6,901	Allos Therapeutics, Inc.*	11,663
2,893	Alnylam Pharmaceuticals, Inc.*	20,193
1,453	AMAG Pharmaceuticals, Inc.*	20,516
19,556	Amgen, Inc.	1,083,500
4,603	Amylin Pharmaceuticals, Inc.*	52,060
1,776	Ardea Biosciences, Inc.*	28,824
7,723	Arena Pharmaceuticals, Inc.*	10,040
8,677	Ariad Pharmaceuticals, Inc.*	85,382
2,493	Arqule, Inc.*	10,869
2,597	Array Biopharma, Inc.*	5,532
2,807	AVEO Pharmaceuticals, Inc.*	47,663
9,238	AVI BioPharma, Inc.*	11,455
2,941	BioCryst Pharmaceuticals, Inc.*	9,705
6,237	Biogen Idec, Inc.*	587,525
9,019	BioMarin Pharmaceutical, Inc.*	266,827
1,901	BioMimetic Therapeutics, Inc.*	6,330
13,520	Celgene Corp.*	804,034
1,652	China Biologic Products, Inc.*	12,440
4,713	Cubist Pharmaceuticals, Inc.*	163,494
4,963	Curis, Inc.*	15,882
4,773	Cytokinetics, Inc.*	5,441
3,443	Cytori Therapeutics, Inc.*	11,362
9,741	Dendreon Corp.*	119,619
7,494	Dyax Corp.*	11,166
4,641	Enzon Pharmaceuticals, Inc.*	39,681
11,316	Exelixis, Inc.*	84,644
2,060	Genomic Health, Inc.*	50,264
10,856	Geron Corp.*	28,986
18,268	Gilead Sciences, Inc.*	728,619
4,291	GTx, Inc.*	15,533
7,026	Halozyme Therapeutics, Inc.*	47,777
6,827	Human Genome Sciences, Inc.*	87,864
5,939	Idenix Pharmaceuticals, Inc.*	34,506
3,862	Immunogen, Inc.*	41,941
5,235	Immunomedics, Inc.*	20,992
9,560	Incyte Corp.*	153,629
6,073	InterMune, Inc.*	163,364
3,674	Ironwood Pharmaceuticals, Inc.*	46,807
6,472	Isis Pharmaceuticals, Inc.*	48,475
22,075	Lexicon Pharmaceuticals, Inc.*	30,022
1,460	Ligand Pharmaceuticals, Inc., Class B*	22,236
10,039	MannKind Corp.*	30,318
1,934	Maxygen, Inc.	10,656
2,375	Medivation, Inc.*	38,404
6,161	Micromet, Inc.*	29,634
3,581	Momenta Pharmaceuticals, Inc.*	60,591
5,407	Myriad Genetics, Inc.*	107,221
3,774	Nabi Biopharmaceuticals*	7,095
2,026	Neurocrine Biosciences, Inc.*	12,440
7,654	Novavax, Inc.*	14,122
5,253	NPS Pharmaceuticals, Inc.*	39,187
5,829	Onyx Pharmaceuticals, Inc.*	198,361
3,182	Orexigen Therapeutics, Inc.*	4,518
2,317	Osiris Therapeutics, Inc.*	12,396
7,157	PDL BioPharma, Inc.	43,729
6,457	Pharmasset, Inc.*	847,933
2,526	Progenics Pharmaceuticals, Inc.*	15,712
2,941	QLT, Inc.*	21,234
8,747	Regeneron Pharmaceuticals, Inc.*	516,335
4,946	Rigel Pharmaceuticals, Inc.*	38,974
3,450	Sangamo Biosciences, Inc.*	18,665
4,487	Savient Pharmaceuticals, Inc.*	19,294
7,202	Seattle Genetics, Inc.*	125,243
3,642	SIGA Technologies, Inc.*	20,905
3,670	Sinovac Biotech Ltd.*	10,496
3,626	Spectrum Pharmaceuticals, Inc.*	31,002
914	StemCells, Inc.*	2,266
6,461	SuperGen, Inc.*	13,891
3,479	Synta Pharmaceuticals Corp.*	14,786
2,281	Targacept, Inc.*	37,135
6,039	Theravance, Inc.*	114,741
4,471	United Therapeutics Corp.*	192,924
1,884	Vanda Pharmaceuticals, Inc.*	11,417
13,187	Vertex Pharmaceuticals, Inc.*	596,976
4,907	Vical, Inc.*	17,812
6,891	Zalicus, Inc.*	11,026
		9,285,100
	Health Care Equipment & Supplies - 0.7%

2,205	Gen-Probe, Inc.*	132,234

	Life Sciences Tools & Services - 5.9%

4,237	Affymetrix, Inc.*	23,727
2,358	Albany Molecular Research, Inc.*	8,229
3,682	Caliper Life Sciences, Inc.*	27,689
7,490	Illumina, Inc.*	390,229
5,190	Life Technologies Corp.*	217,980
2,860	Luminex Corp.*	65,866
3,566	Pacific Biosciences of California, Inc.*	25,247
9,373	QIAGEN N.V.*	144,719
6,901	Sequenom, Inc.*	42,303
1,636	Techne Corp.	118,561
		1,064,550
	Pharmaceuticals - 18.7%

6,829	Akorn, Inc.*	54,905
4,849	Alexza Pharmaceuticals, Inc.*	6,643
3,114	Auxilium Pharmaceuticals, Inc.*	52,969
8,078	AVANIR Pharmaceuticals, Inc., Class A*	22,942
4,189	Cadence Pharmaceuticals, Inc.*	27,396
4,439	Cardiome Pharma Corp.*	17,046
5,972	Columbia Laboratories, Inc.*	13,795
3,158	Depomed, Inc.*	19,643
5,735	Durect Corp.*	9,577
3,807	Endo Pharmaceuticals Holdings, Inc.*	121,481
1,766	Flamel Technologies S.A. (ADR)*	8,212
882	Hi-Tech Pharmacal Co., Inc.*	24,705
4,983	Impax Laboratories, Inc.*	98,016
2,630	ISTA Pharmaceuticals, Inc.*	12,045
2,844	Jazz Pharmaceuticals, Inc.*	121,979
1,973	MAP Pharmaceuticals, Inc.*	27,622
2,608	Medicines Co. (The)*	38,025
20,601	Mylan, Inc.*	427,677
9,452	Nektar Therapeutics*	54,113
1,313	Obagi Medical Products, Inc.*	13,695
3,054	Optimer Pharmaceuticals, Inc.*	30,387
2,375	Pain Therapeutics, Inc.*	11,281
6,079	Perrigo Co.	575,924
2,058	Pozen, Inc.*	5,824
4,641	Questcor Pharmaceuticals, Inc.*	139,462
4,308	Salix Pharmaceuticals Ltd.*	131,179
4,416	Santarus, Inc.*	13,557

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,139	Shire plc (ADR)	$304,797
16,266	Teva Pharmaceutical Industries Ltd. (ADR)	672,762
4,937	ViroPharma, Inc.*	97,802
4,521	Vivus, Inc.*	37,705
10,485	Warner Chilcott plc, Class A	178,874
2,422	XenoPort, Inc.*	17,705
		3,389,745
	Total Common Stocks (Cost $15,811,169)	13,871,629

Principal Amount
	U.S. Government & Agency Security (a) - 0.1%
	Federal Home Loan Bank
$17,233	0.00%, due 09/01/11	17,233
	Total U.S. Government & Agency Security (Cost $17,233)	17,233

	Repurchase Agreements (a)(b) - 25.3%
4,601,321	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $4,601,330	4,601,321
	Total Repurchase Agreements (Cost $4,601,321)	4,601,321

	Total Investment Securities (Cost $20,429,723) — 101.8%	18,490,183
	Liabilities in excess of other assets — (1.8%)	(332,927)
	Net Assets — 100.0%	$18,157,256

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $10,399,879.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR	American Depositary Receipt

As of August 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$277,099
Aggregate gross unrealized depreciation	(2,224,533)
Net unrealized depreciation	$(1,947,434)
Federal income tax cost of investments	$20,437,617

Swap Agreements

Ultra Nasdaq Biotechnology had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ Biotechnology Index®	$3,473,072	$182,204

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ Biotechnology Index®	3,760,931	164,700

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ Biotechnology Index®	1,746,412	250,301

Equity Index Swap Agreement with UBS AG, based on the NASDAQ Biotechnology Index®	13,428,823	(911,594)

		$(314,389)

See accompanying notes to schedules of portfolio investments.

Ultra Consumer Goods

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 51.0%
	Auto Components - 1.9%

439	BorgWarner, Inc.*	$31,340
245	Cooper Tire & Rubber Co.	2,972
587	Dana Holding Corp.*	7,484
574	Gentex Corp.	14,893
963	Goodyear Tire & Rubber Co. (The)*	11,999
2,693	Johnson Controls, Inc.	85,853
422	Lear Corp.	20,163
244	Tenneco, Inc.*	8,006
415	TRW Automotive Holdings Corp.*	17,301
187	Visteon Corp.*	9,552
		209,563
	Automobiles - 2.4%

14,947	Ford Motor Co.*	166,211
2,317	General Motors Co.*	55,678
934	Harley-Davidson, Inc.	36,108
153	Thor Industries, Inc.	3,401
		261,398
	Beverages - 10.6%

74	Brown-Forman Corp., Class A	5,193
354	Brown-Forman Corp., Class B	25,400
255	Central European Distribution Corp.*	1,795
8,540	Coca-Cola Co. (The)	601,643
1,310	Coca-Cola Enterprises, Inc.	36,182
751	Constellation Brands, Inc., Class A*	14,847
888	Dr. Pepper Snapple Group, Inc.	34,170
284	Hansen Natural Corp.*	24,231
638	Molson Coors Brewing Co., Class B	27,913
6,382	PepsiCo, Inc.	411,192
		1,182,566
	Chemicals - 1.4%

2,170	Monsanto Co.	149,578
181	Scotts Miracle-Gro Co. (The), Class A	8,789
		158,367
	Commercial Services & Supplies - 0.1%

229	Herman Miller, Inc.	4,550
149	HNI Corp.	3,073
		7,623
	Distributors - 0.5%

632	Genuine Parts Co.	34,773
585	LKQ Corp.*	14,976
194	Pool Corp.	5,030
		54,779
	Food Products - 8.9%

2,357	Archer-Daniels-Midland Co.	67,127
591	Bunge Ltd.	38,244
796	Campbell Soup Co.	25,369
181	Chiquita Brands International, Inc.*	1,866
1,640	ConAgra Foods, Inc.	40,049
302	Corn Products International, Inc.	14,121
467	Darling International, Inc.*	7,869
723	Dean Foods Co.*	6,247
550	Flowers Foods, Inc.	10,477
155	Fresh Del Monte Produce, Inc.	3,742
2,427	General Mills, Inc.	92,008
477	Green Mountain Coffee Roasters, Inc.*	49,961
1,276	H. J. Heinz Co.	67,169
144	Hain Celestial Group, Inc. (The)*	4,555
614	Hershey Co. (The)	36,011
580	Hormel Foods Corp.	16,014
466	J.M. Smucker Co. (The)	33,594
1,003	Kellogg Co.	54,483
6,496	Kraft Foods, Inc., Class A	227,490
81	Lancaster Colony Corp.	4,910
479	McCormick & Co., Inc. (Non-Voting)	22,891
820	Mead Johnson Nutrition Co.	58,425
221	Ralcorp Holdings, Inc.*	19,132
2,362	Sara Lee Corp.	42,610
620	Smithfield Foods, Inc.*	13,590
114	Tootsie Roll Industries, Inc.	2,889
143	TreeHouse Foods, Inc.*	7,834
1,235	Tyson Foods, Inc., Class A	21,575
		990,252
	Household Durables - 1.5%

1,112	D.R. Horton, Inc.	11,698
278	Harman International Industries, Inc.	10,061
370	Jarden Corp.	10,745
267	KB Home	1,760
575	Leggett & Platt, Inc.	12,759
625	Lennar Corp., Class A	9,187
147	MDC Holdings, Inc.	2,875
222	Mohawk Industries, Inc.*	11,000
1,177	Newell Rubbermaid, Inc.	16,290
24	NVR, Inc.*	15,276
1,354	PulteGroup, Inc.*	6,499
177	Ryland Group, Inc.	2,064
275	Tempur-Pedic International, Inc.*	16,016
591	Toll Brothers, Inc.*	10,159
251	Tupperware Brands Corp.	16,692
306	Whirlpool Corp.	19,183
		172,264
	Household Products - 9.8%

575	Church & Dwight Co., Inc.	25,035
535	Clorox Co.	37,289
1,981	Colgate-Palmolive Co.	178,231
279	Energizer Holdings, Inc.*	21,059
1,576	Kimberly-Clark Corp.	108,996
11,227	Procter & Gamble Co. (The)	714,935
68	WD-40 Co.	2,798
		1,088,343
	Leisure Equipment & Products - 0.7%

354	Brunswick Corp.	5,625
1,076	Eastman Kodak Co.*	3,422
490	Hasbro, Inc.	18,982
1,395	Mattel, Inc.	37,484
127	Polaris Industries, Inc.	13,953
		79,466
	Machinery - 0.7%

199	Briggs & Stratton Corp.	3,214
74	Middleby Corp.*	5,962
233	Snap-On, Inc.	12,328
671	Stanley Black & Decker, Inc.	41,588
272	WABCO Holdings, Inc.*	12,689
		75,781
	Personal Products - 1.1%

1,753	Avon Products, Inc.	39,548
478	Estee Lauder Cos., Inc. (The), Class A	46,681
474	Herbalife Ltd.	26,449

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
223	Nu Skin Enterprises, Inc., Class A	$9,431
		122,109
	Software - 0.5%

1,698	Activision Blizzard, Inc.	20,104
1,340	Electronic Arts, Inc.*	30,257
340	Take-Two Interactive Software, Inc.*	4,495
478	TiVo, Inc.*	5,067
		59,923
	Textiles, Apparel & Luxury Goods - 3.3%

229	Carter’s, Inc.*	7,083
1,185	Coach, Inc.	66,621
343	CROCS, Inc.*	9,384
154	Deckers Outdoor Corp.*	13,700
182	Fossil, Inc.*	17,583
387	Hanesbrands, Inc.*	11,053
290	Iconix Brand Group, Inc.*	5,678
348	Jones Group, Inc. (The)	4,089
1,172	NIKE, Inc., Class B	101,554
246	PVH Corp.	16,398
257	Ralph Lauren Corp.	35,237
143	Skechers U.S.A., Inc., Class A*	2,307
160	Timberland Co. (The), Class A*	6,870
159	Under Armour, Inc., Class A*	11,267
342	VF Corp.	40,034
177	Warnaco Group, Inc. (The)*	9,443
194	Wolverine World Wide, Inc.	7,064
		365,365
	Tobacco - 7.6%

8,353	Altria Group, Inc.	227,118
575	Lorillard, Inc.	64,066
7,133	Philip Morris International, Inc.	494,460
1,355	Reynolds American, Inc.	50,907
95	Universal Corp.	3,867
		840,418
	Total Common Stocks (Cost $5,797,526)	5,668,217

Principal Amount
	U.S. Government & Agency Security (a) - 0.0%‡
	Federal Home Loan Bank
$1,555	0.00%, due 09/01/11	1,555
	Total U.S. Government & Agency Security (Cost $1,555)	1,555

	Repurchase Agreements (a)(b) - 28.3%
3,153,978	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $3,153,979	3,153,978
	Total Repurchase Agreements (Cost $3,153,978)	3,153,978

	Total Investment Securities (Cost $8,953,059) — 79.3%	8,823,750
	Other assets less liabilities — 20.7%	2,297,042
	Net Assets — 100.0%	$11,120,792

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $3,959,290.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$81,171
Aggregate gross unrealized depreciation	(477,782)
Net unrealized depreciation	$(396,611)
Federal income tax cost of investments	$9,220,361

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Consumer Goods had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer GoodsSM Index	$1,147,983	$471,601

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer GoodsSM Index	1,361,525	100,257

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Consumer GoodsSM Index	2,495,565	519,242

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Consumer GoodsSM Index	9,991,807	773,816

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer GoodsSM Index	707,107	407,443

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer GoodsSM Index	811,156	20,849

		$2,293,208

See accompanying notes to schedules of portfolio investments.

Ultra Consumer Services

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 66.9%
	Airlines - 1.1%

171	Alaska Air Group, Inc.*	$9,872
1,547	AMR Corp.*	5,600
3,934	Delta Air Lines, Inc.*	29,623
1,157	JetBlue Airways Corp.*	5,033
246	Skywest, Inc.	3,136
3,450	Southwest Airlines Co.	29,739
1,538	United Continental Holdings, Inc.*	28,591
750	US Airways Group, Inc.*	4,193
		115,787
	Commercial Services & Supplies - 0.2%

291	Copart, Inc.*	12,525
349	Rollins, Inc.	7,297
		19,822
	Diversified Consumer Services - 1.2%

595	Apollo Group, Inc., Class A*	27,861
306	Career Education Corp.*	5,193
279	DeVry, Inc.	12,326
1,420	H&R Block, Inc.	21,470
288	Hillenbrand, Inc.	5,875
132	ITT Educational Services, Inc.*	9,525
138	Matthews International Corp., Class A	4,611
266	Regis Corp.	3,929
1,111	Service Corp. International	11,354
313	Sotheby’s	11,647
59	Strayer Education, Inc.	5,584
140	Weight Watchers International, Inc.	8,473
		127,848
	Electronic Equipment, Instruments & Components - 0.1%

248	Dolby Laboratories, Inc., Class A*	8,333

	Food & Staples Retailing - 11.2%

250	BJ’s Wholesale Club, Inc.*	12,705
176	Casey’s General Stores, Inc.	7,920
2,012	Costco Wholesale Corp.	158,022
6,333	CVS Caremark Corp.	227,418
2,688	Kroger Co. (The)	63,329
2,817	Rite Aid Corp.*	3,099
199	Ruddick Corp.	8,137
1,648	Safeway, Inc.	30,208
987	SUPERVALU, Inc.	7,866
2,742	Sysco Corp.	76,584
204	United Natural Foods, Inc.*	8,297
4,260	Walgreen Co.	149,995
8,241	Wal-Mart Stores, Inc.	438,504
718	Whole Foods Market, Inc.	47,409
		1,239,493
	Health Care Providers & Services - 2.2%

1,275	AmerisourceBergen Corp.	50,465
1,623	Cardinal Health, Inc.	68,977
99	Chemed Corp.	5,747
1,183	McKesson Corp.	94,557
541	Omnicare, Inc.	16,073
400	VCA Antech, Inc.*	7,404
		243,223
	Hotels, Restaurants & Leisure - 11.8%

250	Bally Technologies, Inc.*	7,845
141	Bob Evans Farms, Inc.	4,478
416	Brinker International, Inc.	9,393
1,918	Carnival Corp.	63,352
92	CEC Entertainment, Inc.	2,858
255	Cheesecake Factory, Inc. (The)*	7,000
145	Chipotle Mexican Grill, Inc.*	45,439
151	Choice Hotels International, Inc.	4,693
108	Cracker Barrel Old Country Store, Inc.	4,575
649	Darden Restaurants, Inc.	31,217
196	Gaylord Entertainment Co.*	4,927
168	Hyatt Hotels Corp., Class A*	5,966
1,381	International Game Technology	21,074
130	International Speedway Corp., Class A	3,271
236	Jack in the Box, Inc.*	4,902
2,226	Las Vegas Sands Corp.*	103,665
185	Life Time Fitness, Inc.*	7,093
1,489	Marriott International, Inc., Class A	43,598
4,855	McDonald’s Corp.	439,183
1,500	MGM Resorts International*	16,605
432	Orient-Express Hotels Ltd., Class A*	3,387
107	P.F. Chang’s China Bistro, Inc.	3,225
135	Panera Bread Co., Class A*	15,545
94	Papa John’s International, Inc.*	2,797
315	Penn National Gaming, Inc.*	12,540
286	Pinnacle Entertainment, Inc.*	3,924
626	Royal Caribbean Cruises Ltd.	16,251
318	Scientific Games Corp., Class A*	2,805
256	Six Flags Entertainment Corp.	8,589
287	Sonic Corp.*	2,660
3,460	Starbucks Corp.	133,625
908	Starwood Hotels & Resorts Worldwide, Inc.	40,460
168	Vail Resorts, Inc.	6,792
1,529	Wendy’s Co. (The)	7,446
267	WMS Industries, Inc.*	5,826
791	Wyndham Worldwide Corp.	25,692
413	Wynn Resorts Ltd.	63,899
2,174	Yum! Brands, Inc.	118,200
		1,304,797
	Internet & Catalog Retail - 5.5%

1,641	Amazon.com, Inc.*	353,291
932	Expedia, Inc.	28,249
188	HSN, Inc.*	6,043
2,626	Liberty Media Corp. - Interactive, Class A*	41,543
210	Netflix, Inc.*	49,352
228	priceline.com, Inc.*	122,495
135	Shutterfly, Inc.*	7,244
		608,217
	Internet Software & Services - 1.6%

5,221	eBay, Inc.*	161,172
378	ValueClick, Inc.*	5,783
275	WebMD Health Corp.*	9,719
		176,674
	IT Services - 0.0%‡

372	Acxiom Corp.*	4,081

	Media - 16.3%

271	AMC Networks, Inc., Class A*	10,027
125	Arbitron, Inc.	4,694
1,087	Cablevision Systems Corp., Class A	19,631

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,908	CBS Corp., Class B	$72,845
183	Charter Communications, Inc., Class A*	9,128
9,582	Comcast Corp., Class A	206,109
3,162	Comcast Corp., Special, Class A	66,908
251	CTC Media, Inc.	3,953
3,574	DIRECTV, Class A*	157,149
647	Discovery Communications, Inc., Class A*	27,355
618	Discovery Communications, Inc., Class C*	24,417
954	DISH Network Corp., Class A*	23,716
289	DreamWorks Animation SKG, Inc., Class A*	6,104
1,118	Gannett Co., Inc.	12,913
2,262	Interpublic Group of Cos., Inc. (The)	19,521
238	John Wiley & Sons, Inc., Class A	11,612
271	Lamar Advertising Co., Class A*	5,667
525	Liberty Global, Inc., Class A*	21,205
525	Liberty Global, Inc., Class C*	20,260
348	Liberty Media Corp. - Capital, Class A*	24,816
243	Liberty Media Corp. - Starz, Class A*	16,735
720	Live Nation Entertainment, Inc.*	6,660
287	Madison Square Garden Co. (The), Class A*	6,934
1,417	McGraw-Hill Cos., Inc. (The)	59,670
169	Meredith Corp.	4,360
119	Morningstar, Inc.	7,100
599	New York Times Co. (The), Class A*	4,900
8,446	News Corp., Class A	145,862
2,024	News Corp., Class B	35,177
1,308	Omnicom Group, Inc.	53,039
364	Regal Entertainment Group, Class A	4,758
103	Scholastic Corp.	2,859
430	Scripps Networks Interactive, Inc., Class A	18,426
1,566	Time Warner Cable, Inc.	102,573
5,163	Time Warner, Inc.	163,461
231	Valassis Communications, Inc.*	5,837
2,483	Viacom, Inc., Class B	119,780
8,267	Walt Disney Co. (The)	281,574
24	Washington Post Co. (The), Class B	8,538
		1,796,273
	Multiline Retail - 3.9%

250	99 Cents Only Stores*	4,655
351	Big Lots, Inc.*	11,899
200	Dillard’s, Inc., Class A	9,256
568	Dollar Tree, Inc.*	40,567
537	Family Dollar Stores, Inc.	28,670
749	J.C. Penney Co., Inc.	19,946
1,283	Kohl’s Corp.	59,454
1,981	Macy’s, Inc.	51,407
792	Nordstrom, Inc.	36,004
557	Saks, Inc.*	5,392
221	Sears Holdings Corp.*	13,236
2,922	Target Corp.	150,980
		431,466
	Professional Services - 0.4%

231	Dun & Bradstreet Corp.	15,452
219	IHS, Inc., Class A*	16,992
333	Nielsen Holdings N.V.*	9,877
		42,321
	Road & Rail - 0.2%

489	Avis Budget Group, Inc.*	6,430
1,100	Hertz Global Holdings, Inc.*	12,320
		18,750
	Software - 0.2%

198	Factset Research Systems, Inc.	17,404

	Specialty Retail - 11.0%

341	Aaron’s, Inc.	9,084
410	Abercrombie & Fitch Co., Class A	26,080
368	Advance Auto Parts, Inc.	22,345
376	Aeropostale, Inc.*	4,204
910	American Eagle Outfitters, Inc.	10,074
241	Ann, Inc.*	5,680
297	Ascena Retail Group, Inc.*	8,441
215	AutoNation, Inc.*	8,682
117	AutoZone, Inc.*	35,919
1,164	Bed Bath & Beyond, Inc.*	66,185
1,478	Best Buy Co., Inc.	37,822
125	Buckle, Inc. (The)	4,925
1,051	CarMax, Inc.*	29,544
129	Cato Corp. (The), Class A	3,274
832	Chico’s FAS, Inc.	11,582
121	Children’s Place Retail Stores, Inc. (The)*	5,193
290	Collective Brands, Inc.*	3,912
422	Dick’s Sporting Goods, Inc.*	14,825
721	Foot Locker, Inc.	15,047
655	GameStop Corp., Class A*	15,674
1,548	Gap, Inc. (The)	25,573
110	Genesco, Inc.*	5,832
111	Group 1 Automotive, Inc.	4,634
299	Guess?, Inc.	10,199
7,437	Home Depot, Inc.	248,247
1,279	Limited Brands, Inc.	48,270
6,060	Lowe’s Cos., Inc.	120,776
240	Men’s Wearhouse, Inc. (The)	6,938
1,291	Office Depot, Inc.*	3,357
400	OfficeMax, Inc.*	2,508
642	O’Reilly Automotive, Inc.*	41,653
527	PetSmart, Inc.	22,229
494	RadioShack Corp.	6,427
296	Rent-A-Center, Inc.	8,341
547	Ross Stores, Inc.	41,859
448	Sally Beauty Holdings, Inc.*	7,571
396	Signet Jewelers Ltd.*	15,420
3,397	Staples, Inc.	50,072
588	Tiffany & Co.	42,313
1,842	TJX Cos., Inc.	100,610
338	Tractor Supply Co.	20,743
229	Ulta Salon Cosmetics & Fragrance, Inc.*	13,529
599	Urban Outfitters, Inc.*	15,679
439	Williams-Sonoma, Inc.	14,535
		1,215,807
	Total Common Stocks (Cost $7,219,340)	7,370,296

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.0%‡
	Federal Home Loan Bank
$3,588	0.00%, due 09/01/11	$3,588
	Total U.S. Government & Agency Security (Cost $3,588)	3,588

	Repurchase Agreements (a)(b) - 19.2%
2,117,149	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $2,117,149	2,117,149
	Total Repurchase Agreements (Cost $2,117,149)	2,117,149

	Total Investment Securities (Cost $9,340,077) — 86.1%	9,491,033
	Other assets less liabilities — 13.9%	1,536,519
	Net Assets — 100.0%	$11,027,552

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $4,925,847.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(518,939)
Net unrealized depreciation	$(518,939)
Federal income tax cost of investments	$10,009,972

Swap Agreements

Ultra Consumer Services had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer ServicesSM Index	$1,994,247	$143,385

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer ServicesSM Index	2,481,981	74,451

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Consumer ServicesSM Index	7,030,438	672,249

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer ServicesSM Index	2,033,080	545,981

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer ServicesSM Index	1,068,766	99,483

		$1,535,549

See accompanying notes to schedules of portfolio investments.

Ultra Financials

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 75.8%
	Capital Markets - 9.4%

16,271	Affiliated Managers Group, Inc.*	$1,418,180
78,977	Ameriprise Financial, Inc.	3,609,249
395,088	Bank of New York Mellon Corp. (The)	8,166,469
30,495	BlackRock, Inc.	5,024,051
330,000	Charles Schwab Corp. (The)	4,068,900
81,222	E*Trade Financial Corp.*	1,003,904
37,591	Eaton Vance Corp.	917,596
32,759	Federated Investors, Inc., Class B	580,162
48,482	Franklin Resources, Inc.	5,813,961
139,102	Goldman Sachs Group, Inc. (The)	16,166,434
9,380	Greenhill & Co., Inc.	333,271
147,166	Invesco Ltd.	2,693,138
13,334	Investment Technology Group, Inc.*	151,741
59,295	Janus Capital Group, Inc.	432,854
45,328	Jefferies Group, Inc.	743,833
10,177	KBW, Inc.	148,890
31,965	Knight Capital Group, Inc., Class A*	412,668
45,318	Legg Mason, Inc.	1,290,203
51,952	MF Global Holdings Ltd.*	285,216
448,679	Morgan Stanley	7,851,883
69,197	Northern Trust Corp.	2,659,241
6,154	Piper Jaffray Cos.*	146,650
32,371	Raymond James Financial, Inc.	908,978
48,637	SEI Investments Co.	832,179
159,845	State Street Corp.	5,677,694
17,154	Stifel Financial Corp.*	515,992
82,488	T. Rowe Price Group, Inc.	4,411,458
73,847	TD Ameritrade Holding Corp.	1,135,767
27,408	Waddell & Reed Financial, Inc., Class A	855,678
		78,256,240
	Commercial Banks - 12.8%

55,071	Associated Banc-Corp	605,781
24,842	BancorpSouth, Inc.	280,466
15,199	Bank of Hawaii Corp.	631,822
220,245	BB&T Corp.	4,909,261
8,554	BOK Financial Corp.	420,857
94,538	CapitalSource, Inc.	600,316
25,004	Cathay General Bancorp	320,551
63,701	CIT Group, Inc.*	2,202,144
15,583	City National Corp./CA	699,521
63,870	Comerica, Inc.	1,634,433
24,728	Commerce Bancshares, Inc./MO	978,487
18,428	Cullen/Frost Bankers, Inc.	939,644
47,120	East West Bancorp, Inc.	786,433
291,984	Fifth Third Bancorp	3,100,870
15,015	First Financial Bankshares, Inc.	444,594
83,222	First Horizon National Corp.	585,883
23,584	First Midwest Bancorp, Inc./IL	207,068
34,323	FirstMerit Corp.	427,665
36,298	FNB Corp./PA	325,593
62,822	Fulton Financial Corp.	576,078
22,913	Glacier Bancorp, Inc.	263,729
24,808	Hancock Holding Co.	774,754
274,254	Huntington Bancshares, Inc./OH	1,379,498
8,517	Iberiabank Corp.	410,008
18,562	International Bancshares Corp.	290,495
302,858	KeyCorp	2,010,977
38,329	M&T Bank Corp.	2,915,687
16,725	MB Financial, Inc.	272,618
40,560	National Penn Bancshares, Inc.	294,060
30,178	Old National Bancorp/IN	296,046
9,965	PacWest Bancorp	159,938
4,226	Park National Corp.	232,430
167,544	PNC Financial Services Group, Inc.	8,400,656
325,734	Popular, Inc.*	677,527
19,555	PrivateBancorp, Inc.	173,648
14,904	Prosperity Bancshares, Inc.	564,116
400,017	Regions Financial Corp.	1,816,077
12,928	Signature Bank/NY*	718,926
170,618	SunTrust Banks, Inc.	3,395,298
41,293	Susquehanna Bancshares, Inc.	277,076
13,540	SVB Financial Group*	623,923
232,550	Synovus Financial Corp.	337,197
47,243	TCF Financial Corp.	493,217
18,160	Trustmark Corp.	390,440
608,966	U.S. Bancorp	14,134,101
11,095	UMB Financial Corp.	430,264
36,489	Umpqua Holdings Corp.	356,498
15,804	United Bankshares, Inc.	355,116
54,210	Valley National Bancorp	644,557
23,325	Webster Financial Corp.	422,182
1,587,138	Wells Fargo & Co.	41,424,302
9,246	Westamerica Bancorp.	392,123
10,920	Wintrust Financial Corp.	344,854
58,211	Zions Bancorp.	1,015,200
		107,365,005
	Consumer Finance - 3.6%

339,096	American Express Co.	16,856,462
145,357	Capital One Financial Corp.	6,693,690
173,201	Discover Financial Services	4,357,737
167,982	SLM Corp.	2,306,393
		30,214,282
	Diversified Financial Services - 14.1%

3,212,121	Bank of America Corp.	26,243,029
923,006	Citigroup, Inc.	28,659,336
21,411	CME Group, Inc.	5,719,306
23,445	IntercontinentalExchange, Inc.*	2,765,338
1,265,616	JPMorgan Chase & Co.	47,536,537
62,857	Moody’s Corp.	1,937,881
38,240	MSCI, Inc., Class A*	1,321,957
43,832	NASDAQ OMX Group, Inc. (The)*	1,038,380
82,488	NYSE Euronext	2,250,273
		117,472,037
	Insurance - 16.4%

107,869	ACE Ltd.	6,966,180
150,097	Aflac, Inc.	5,661,659
2,675	Alleghany Corp.*	799,718
12,107	Allied World Assurance Co. Holdings AG	628,353
157,435	Allstate Corp. (The)	4,129,520
28,992	American Financial Group, Inc./OH	964,854
138,415	American International Group, Inc.*	3,506,052
4,563	American National Insurance Co.	342,042
95,482	AON Corp.	4,461,874
42,207	Arch Capital Group Ltd.*	1,421,532
9,886	Argo Group International Holdings Ltd.	271,964
35,125	Arthur J. Gallagher & Co.	990,876
20,859	Aspen Insurance Holdings Ltd.	500,825
30,738	Assurant, Inc.	1,081,055

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
53,681	Assured Guaranty Ltd.	$724,157
41,222	Axis Capital Holdings Ltd.	1,181,423
306,618	Berkshire Hathaway, Inc., Class B*	22,383,114
36,633	Brown & Brown, Inc.	769,659
93,506	Chubb Corp.	5,787,086
48,378	Cincinnati Financial Corp.	1,350,714
71,934	CNO Financial Group, Inc.*	462,536
15,410	Delphi Financial Group, Inc., Class A	372,614
12,905	Endurance Specialty Holdings Ltd.	466,645
9,029	Erie Indemnity Co., Class A	663,902
16,505	Everest Re Group Ltd.	1,331,953
71,112	Fidelity National Financial, Inc., Class A	1,208,193
31,495	First American Financial Corp.	480,299
155,604	Genworth Financial, Inc., Class A*	1,075,224
14,473	Hanover Insurance Group, Inc. (The)	514,081
141,444	Hartford Financial Services Group, Inc.	2,707,238
36,621	HCC Insurance Holdings, Inc.	1,070,798
12,441	Horace Mann Educators Corp.	165,714
14,088	Kemper Corp.	361,216
100,262	Lincoln National Corp.	2,080,437
114,136	Loews Corp.	4,293,796
3,118	Markel Corp.*	1,228,430
174,455	Marsh & McLennan Cos., Inc.	5,184,803
49,653	MBIA, Inc.*	385,307
8,377	Mercury General Corp.	330,975
262,131	MetLife, Inc.	8,807,602
19,866	Montpelier Re Holdings Ltd.	341,298
77,626	Old Republic International Corp.	771,602
21,504	PartnerRe Ltd.	1,225,513
11,873	Platinum Underwriters Holdings Ltd.	373,999
95,631	Principal Financial Group, Inc.	2,425,202
9,300	ProAssurance Corp.*	674,808
196,109	Progressive Corp. (The)	3,761,371
27,266	Protective Life Corp.	517,781
153,949	Prudential Financial, Inc.	7,729,779
23,501	Reinsurance Group of America, Inc.	1,254,248
16,482	RenaissanceRe Holdings Ltd.	1,080,725
5,588	RLI Corp.	353,273
17,200	Selective Insurance Group, Inc.	261,612
14,410	StanCorp Financial Group, Inc.	440,226
37,007	Torchmark Corp.	1,414,037
12,072	Tower Group, Inc.	289,849
19,899	Transatlantic Holdings, Inc.	1,007,486
133,411	Travelers Cos., Inc. (The)	6,731,919
98,037	Unum Group	2,307,791
22,535	Validus Holdings Ltd.	581,854
39,411	W. R. Berkley Corp.	1,217,406
2,080	White Mountains Insurance Group Ltd.	832,000
54,575	Willis Group Holdings plc	2,135,520
98,458	XL Group plc	2,048,911
		136,892,630
	IT Services - 3.5%

33,699	Mastercard, Inc., Class A	11,110,897
166,652	Visa, Inc., Class A	14,645,378
202,581	Western Union Co. (The)	3,346,638
		29,102,913
	Professional Services - 0.1%

39,302	Equifax, Inc.	1,270,634

	Real Estate Investment Trusts - 14.3%

19,381	Alexandria Real Estate Equities, Inc.	1,411,131
21,264	American Campus Communities, Inc.	829,509
54,784	American Capital Agency Corp.	1,561,892
286,625	Annaly Capital Management, Inc.	5,196,511
37,816	Apartment Investment & Management Co., Class A	1,004,771
28,745	AvalonBay Communities, Inc.	3,920,243
41,669	BioMed Realty Trust, Inc.	762,126
46,368	Boston Properties, Inc.	4,835,719
42,821	Brandywine Realty Trust	425,641
23,164	BRE Properties, Inc.	1,164,223
22,353	Camden Property Trust	1,493,627
44,826	CBL & Associates Properties, Inc.	659,390
327,137	Chimera Investment Corp.	991,225
26,588	Colonial Properties Trust	558,880
26,154	CommonWealth REIT	537,726
21,323	Corporate Office Properties Trust	571,243
78,244	DCT Industrial Trust, Inc.	352,880
72,239	Developers Diversified Realty Corp.	895,041
53,600	DiamondRock Hospitality Co.	414,864
30,314	Digital Realty Trust, Inc.	1,811,262
39,340	Douglas Emmett, Inc.	709,694
80,306	Duke Realty Corp.	953,232
19,663	DuPont Fabros Technology, Inc.	455,198
8,579	EastGroup Properties, Inc.	346,677
14,802	Entertainment Properties Trust	623,608
12,154	Equity Lifestyle Properties, Inc.	837,654
93,802	Equity Residential	5,738,806
10,263	Essex Property Trust, Inc.	1,473,254
28,171	Extra Space Storage, Inc.	605,677
19,809	Federal Realty Investment Trust	1,793,705
23,444	Franklin Street Properties Corp.	305,710
125,261	General Growth Properties, Inc.	1,708,560
22,986	Hatteras Financial Corp.	634,643
129,325	HCP, Inc.	4,821,236
56,296	Health Care REIT, Inc.	2,868,844
23,163	Healthcare Realty Trust, Inc.	405,121
22,796	Highwoods Properties, Inc.	746,797
12,213	Home Properties, Inc.	816,683
39,296	Hospitality Properties Trust	922,670
217,980	Host Hotels & Resorts, Inc.	2,578,703
18,323	Kilroy Realty Corp.	654,681
129,464	Kimco Realty Corp.	2,291,513
24,586	LaSalle Hotel Properties	462,217
43,531	Lexington Realty Trust	321,259
36,477	Liberty Property Trust	1,238,029
41,315	Macerich Co. (The)	2,026,088
27,695	Mack-Cali Realty Corp.	862,699
110,005	MFA Financial, Inc.	823,937
11,575	Mid-America Apartment Communities, Inc.	827,381
27,074	National Retail Properties, Inc.	738,037
32,370	Omega Healthcare Investors, Inc.	587,516
54,991	Piedmont Office Realty Trust, Inc., Class A	1,039,330
51,855	Plum Creek Timber Co., Inc.	1,968,934
15,772	Post Properties, Inc.	659,270

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
12,722	Potlatch Corp.	$426,950
135,133	ProLogis, Inc.	3,679,672
44,910	Public Storage	5,556,714
38,742	Rayonier, Inc.	1,624,839
39,689	Realty Income Corp.	1,376,415
22,205	Redwood Trust, Inc.	278,895
26,049	Regency Centers Corp.	1,074,782
45,174	Senior Housing Properties Trust	1,074,689
93,258	Simon Property Group, Inc.	10,957,815
25,771	SL Green Realty Corp.	1,861,697
29,823	Starwood Property Trust, Inc.	551,726
37,492	Sunstone Hotel Investors, Inc.*	226,452
25,662	Tanger Factory Outlet Centers	721,872
17,797	Taubman Centers, Inc.	1,025,641
60,444	UDR, Inc.	1,614,459
84,492	Ventas, Inc.	4,518,632
58,680	Vornado Realty Trust	5,041,199
20,989	Washington Real Estate Investment Trust	649,400
38,097	Weingarten Realty Investors	928,424
170,034	Weyerhaeuser Co.	3,065,713
		119,501,253
	Real Estate Management & Development - 0.7%

82,510	Brookfield Office Properties, Inc.	1,384,518
93,649	CB Richard Ellis Group, Inc., Class A*	1,419,719
41,419	Forest City Enterprises, Inc., Class A*	550,459
11,373	Forestar Group, Inc.*	143,186
12,014	Howard Hughes Corp. (The)*	649,837
13,675	Jones Lang LaSalle, Inc.	914,994
29,214	St. Joe Co. (The)*	538,706
		5,601,419
	Thrifts & Mortgage Finance - 0.9%

28,098	Astoria Financial Corp.	286,881
53,437	Capitol Federal Financial, Inc.	573,379
98,051	First Niagara Financial Group, Inc.	1,055,029
155,375	Hudson City Bancorp, Inc.	964,879
59,379	MGIC Investment Corp.*	154,385
138,688	New York Community Bancorp, Inc.	1,776,593
114,041	People’s United Financial, Inc.	1,339,982
18,033	Provident Financial Services, Inc.	226,494
42,353	Radian Group, Inc.	141,035
29,605	TFS Financial Corp.*	262,300
35,762	Washington Federal, Inc.	537,503
		7,318,460
	Total Common Stocks (Cost $671,119,226)	632,994,873

Principal Amount
	U.S. Government & Agency Security (a) - 0.1%
	Federal Home Loan Bank
$610,640	0.00%, due 09/01/11	610,640
	Total U.S. Government & Agency Security (Cost $610,640)	610,640

	Repurchase Agreements (a)(b) - 34.3%
287,021,112	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $287,021,598	287,021,112
	Total Repurchase Agreements (Cost $287,021,112)	287,021,112

	Total Investment Securities (Cost $958,750,978) — 110.2%	920,626,625
	Liabilities in excess of other assets — (10.2%)	(85,372,449)
	Net Assets — 100.0%	$835,254,176

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $505,242,062.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$103,772,414
Aggregate gross unrealized depreciation	(161,394,706)
Net unrealized depreciation	$(57,622,292)
Federal income tax cost of investments	$978,248,917

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Financials had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	$93,812,619	$5,435,551

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	66,321,432	(308,850)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	161,374,176	5,746,876

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	119,576,313	(7,583,926)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. FinancialsSM Index	139,626,303	(24,861,166)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	31,556,667	(8,816,022)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	424,157,309	(55,305,600)

		$(85,693,137)

See accompanying notes to schedules of portfolio investments.

Ultra Health Care

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 75.5%
	Biotechnology - 10.4%

793	Acorda Therapeutics, Inc.*	$20,658
3,638	Alexion Pharmaceuticals, Inc.*	210,804
1,903	Alkermes, Inc.*	32,998
18,740	Amgen, Inc.	1,038,290
2,611	Amylin Pharmaceuticals, Inc.*	29,530
4,564	Biogen Idec, Inc.*	429,929
2,229	BioMarin Pharmaceutical, Inc.*	65,945
9,455	Celgene Corp.*	562,289
1,520	Cephalon, Inc.*	122,573
1,237	Cepheid, Inc.*	44,854
1,176	Cubist Pharmaceuticals, Inc.*	40,795
2,931	Dendreon Corp.*	35,993
15,961	Gilead Sciences, Inc.*	636,604
3,756	Human Genome Sciences, Inc.*	48,340
2,261	Incyte Corp.*	36,334
913	InterMune, Inc.*	24,560
1,868	Isis Pharmaceuticals, Inc.*	13,991
1,716	Myriad Genetics, Inc.*	34,028
1,247	Onyx Pharmaceuticals, Inc.*	42,435
2,806	PDL BioPharma, Inc.	17,145
734	Pharmasset, Inc.*	96,389
1,442	Regeneron Pharmaceuticals, Inc.*	85,121
1,415	Savient Pharmaceuticals, Inc.*	6,084
1,980	Seattle Genetics, Inc.*	34,432
1,381	Theravance, Inc.*	26,239
1,024	United Therapeutics Corp.*	44,186
4,134	Vertex Pharmaceuticals, Inc.*	187,146
		3,967,692
	Health Care Equipment & Supplies - 13.4%

1,694	Alere, Inc.*	42,299
11,527	Baxter International, Inc.	645,282
4,124	Becton, Dickinson and Co.	335,611
30,677	Boston Scientific Corp.*	207,990
1,736	C.R. Bard, Inc.	165,371
4,441	CareFusion Corp.*	113,734
918	Cooper Cos., Inc. (The)	69,098
9,909	Covidien plc	517,052
2,870	DENTSPLY International, Inc.	101,024
2,302	Edwards Lifesciences Corp.*	173,686
979	Gen-Probe, Inc.*	58,711
508	Haemonetics Corp.*	31,755
1,260	Hill-Rom Holdings, Inc.	38,178
5,196	Hologic, Inc.*	86,461
1,155	IDEXX Laboratories, Inc.*	92,146
789	Intuitive Surgical, Inc.*	300,885
624	Invacare Corp.	15,675
1,278	Kinetic Concepts, Inc.*	86,316
1,080	Masimo Corp.	26,644
21,747	Medtronic, Inc.	762,667
799	NuVasive, Inc.*	19,360
3,068	ResMed, Inc.*	95,016
1,117	Sirona Dental Systems, Inc.*	52,119
6,555	St. Jude Medical, Inc.	298,515
1,079	STERIS Corp.	34,722
5,989	Stryker Corp.	292,503
802	Teleflex, Inc.	46,131
1,149	Thoratec Corp.*	39,365
2,399	Varian Medical Systems, Inc.*	136,647
666	West Pharmaceutical Services, Inc.	26,720
3,860	Zimmer Holdings, Inc.*	219,595
		5,131,278
	Health Care Providers & Services - 12.7%

7,624	Aetna, Inc.	305,189
598	Amedisys, Inc.*	10,148
991	AMERIGROUP Corp.*	49,025
2,009	Brookdale Senior Living, Inc.*	32,365
862	Catalyst Health Solutions, Inc.*	46,307
1,003	Centene Corp.*	31,986
5,446	CIGNA Corp.	254,546
1,902	Community Health Systems, Inc.*	38,725
2,970	Coventry Health Care, Inc.*	97,654
1,928	DaVita, Inc.*	141,862
9,839	Express Scripts, Inc.*	461,843
2,476	HCA Holdings, Inc.*	49,594
5,028	Health Management Associates, Inc., Class A*	41,330
1,959	Health Net, Inc.*	48,368
1,867	HealthSouth Corp.*	39,935
1,335	Healthspring, Inc.*	52,118
1,838	Henry Schein, Inc.*	121,143
1,632	HMS Holdings Corp.*	42,807
3,380	Humana, Inc.	262,423
2,012	Laboratory Corp. of America Holdings*	168,062
1,055	LifePoint Hospitals, Inc.*	38,718
1,907	Lincare Holdings, Inc.	41,058
644	Magellan Health Services, Inc.*	32,116
8,023	Medco Health Solutions, Inc.*	434,365
960	MEDNAX, Inc.*	62,698
1,280	Owens & Minor, Inc.	37,683
2,059	Patterson Cos., Inc.	60,164
1,115	PSS World Medical, Inc.*	26,292
3,149	Quest Diagnostics, Inc.	157,670
9,630	Tenet Healthcare Corp.*	50,846
22,078	UnitedHealth Group, Inc.	1,049,147
1,805	Universal Health Services, Inc., Class B	75,088
845	WellCare Health Plans, Inc.*	38,726
7,437	WellPoint, Inc.	470,762
		4,870,763
	Life Sciences Tools & Services - 3.0%

378	Bio-Rad Laboratories, Inc., Class A*	37,929
1,039	Charles River Laboratories International, Inc.*	34,412
1,211	Covance, Inc.*	60,017
2,495	Illumina, Inc.*	129,989
3,612	Life Technologies Corp.*	151,704
1,166	Parexel International Corp.*	23,763
2,117	Pharmaceutical Product Development, Inc.	66,643
750	Techne Corp.	54,352
7,692	Thermo Fisher Scientific, Inc.*	422,522
1,837	Waters Corp.*	146,721
		1,128,052
	Pharmaceuticals - 36.0%

30,890	Abbott Laboratories	1,622,034
6,172	Allergan, Inc.	504,931
948	Auxilium Pharmaceuticals, Inc.*	16,126
34,493	Bristol-Myers Squibb Co.	1,026,167
19,708	Eli Lilly & Co.	739,247
2,080	Endo Pharmaceuticals Holdings, Inc.*	66,373
5,782	Forest Laboratories, Inc.*	197,976
3,357	Hospira, Inc.*	155,093
1,295	Impax Laboratories, Inc.*	25,473
54,919	Johnson & Johnson	3,613,670
1,235	Medicis Pharmaceutical Corp., Class A	48,042

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
61,715	Merck & Co., Inc.	$2,044,001
8,703	Mylan, Inc.*	180,674
2,268	Nektar Therapeutics*	12,984
725	Par Pharmaceutical Cos., Inc.*	21,554
1,674	Perrigo Co.	158,595
161,732	Pfizer, Inc.	3,069,673
1,051	Salix Pharmaceuticals Ltd.*	32,003
2,799	Warner Chilcott plc, Class A	47,751
2,542	Watson Pharmaceuticals, Inc.*	170,619
		13,752,986
	Total Common Stocks (Cost $27,084,813)	28,850,771

Principal Amount
	U.S. Government & Agency Security (a) - 0.0%‡
	Federal Home Loan Bank
$15,655	0.00%, due 09/01/11	15,655
	Total U.S. Government & Agency Security (Cost $15,655)	15,655

	Repurchase Agreements (a)(b) - 11.2%
4,296,735	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $4,296,742	4,296,735
	Total Repurchase Agreements (Cost $4,296,735)	4,296,735

	Total Investment Securities (Cost $31,397,203) — 86.7%	33,163,161
	Other assets less liabilities — 13.3%	5,067,148
	Net Assets — 100.0%	$38,230,309

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $8,498,413.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,116,951
Aggregate gross unrealized depreciation	(1,389,600)
Net unrealized appreciation	$1,727,351
Federal income tax cost of investments	$31,435,810

Swap Agreements

Ultra Health Care had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Health CareSM Index	$21,098,548	$2,108,754

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Health CareSM Index	8,320,672	495,158

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Health CareSM Index	13,731,756	2,076,433

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health CareSM Index	4,417,700	300,492

		$4,980,837

See accompanying notes to schedules of portfolio investments.

Ultra Industrials

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 68.2%
	Aerospace & Defense - 12.7%

489	AAR Corp.	$11,536
386	Alliant Techsystems, Inc.	24,499
1,192	BE Aerospace, Inc.*	41,517
8,112	Boeing Co. (The)	542,368
314	Ceradyne, Inc.*	9,847
568	Curtiss-Wright Corp.	17,489
377	Esterline Technologies Corp.*	28,384
3,873	General Dynamics Corp.	248,182
1,548	Goodrich Corp.	138,051
1,195	Hexcel Corp.*	27,449
8,858	Honeywell International, Inc.	423,501
568	Huntington Ingalls Industries, Inc.*	17,006
2,274	ITT Corp.	107,651
1,317	L-3 Communications Holdings, Inc.	89,319
3,452	Lockheed Martin Corp.	256,104
508	Moog, Inc., Class A*	20,259
3,403	Northrop Grumman Corp.	185,872
726	Orbital Sciences Corp.*	11,355
1,757	Precision Castparts Corp.	287,884
4,525	Raytheon Co.	195,616
1,925	Rockwell Collins, Inc.	97,135
1,461	Spirit Aerosystems Holdings, Inc., Class A*	24,516
454	Teledyne Technologies, Inc.*	24,784
3,429	Textron, Inc.	57,847
557	TransDigm Group, Inc.*	51,166
474	Triumph Group, Inc.	24,828
9,948	United Technologies Corp.	738,639
		3,702,804
	Air Freight & Logistics - 4.1%

2,059	C.H. Robinson Worldwide, Inc.	145,160
2,644	Expeditors International of Washington, Inc.	120,302
3,650	FedEx Corp.	287,328
365	Forward Air Corp.	10,370
461	HUB Group, Inc., Class A*	14,517
9,047	United Parcel Service, Inc., Class B	609,677
1,261	UTi Worldwide, Inc.	17,080
		1,204,434
	Building Products - 0.5%

478	A. O. Smith Corp.	18,781
625	Lennox International, Inc.	19,513
4,462	Masco Corp.	39,578
1,456	Owens Corning*	42,311
467	Quanex Building Products Corp.	6,029
517	Simpson Manufacturing Co., Inc.	14,698
806	USG Corp.*	7,576
		148,486
	Chemicals - 0.6%

1,708	Nalco Holding Co.	63,213
1,127	Sherwin-Williams Co. (The)	85,359
1,105	Valspar Corp.	35,680
		184,252
	Commercial Services & Supplies - 2.6%

550	ABM Industries, Inc.	11,242
582	Brink’s Co. (The)	14,957
1,557	Cintas Corp.	49,793
568	Clean Harbors, Inc.*	30,598
1,356	Corrections Corp. of America*	30,768
636	Deluxe Corp.	14,075
233	G&K Services, Inc., Class A	6,575
800	Geo Group, Inc. (The)*	17,176
2,268	Iron Mountain, Inc.	73,801
398	Mine Safety Appliances Co.	12,298
2,544	R.R. Donnelley & Sons Co.	38,796
3,887	Republic Services, Inc.	118,009
1,055	Stericycle, Inc.*	92,534
774	Tetra Tech, Inc.*	15,410
579	United Stationers, Inc.	18,262
1,411	Waste Connections, Inc.	48,807
5,156	Waste Management, Inc.	170,354
		763,455
	Communications Equipment - 0.0%‡

217	Black Box Corp.	5,364

	Construction & Engineering - 1.6%

1,285	Aecom Technology Corp.*	29,195
822	EMCOR Group, Inc.*	18,832
2,196	Fluor Corp.	133,341
1,545	Foster Wheeler AG*	37,930
425	Granite Construction, Inc.	8,810
487	Insituform Technologies, Inc., Class A*	8,050
1,560	Jacobs Engineering Group, Inc.*	58,095
1,873	KBR, Inc.	56,284
2,627	Quanta Services, Inc.*	50,412
1,010	Shaw Group, Inc. (The)*	23,543
977	URS Corp.*	34,263
		458,755
	Construction Materials - 0.4%

549	Eagle Materials, Inc.	10,826
562	Martin Marietta Materials, Inc.	39,807
294	Texas Industries, Inc.	10,469
1,449	Vulcan Materials Co.	50,759
		111,861
	Containers & Packaging - 1.7%

779	Aptargroup, Inc.	39,324
2,102	Ball Corp.	75,504
1,327	Bemis Co., Inc.	41,217
1,934	Crown Holdings, Inc.*	68,599
306	Greif, Inc., Class A	17,093
2,048	Owens-Illinois, Inc.*	38,789
1,272	Packaging Corp. of America	32,245
838	Rock-Tenn Co., Class A	44,975
1,986	Sealed Air Corp.	36,582
582	Silgan Holdings, Inc.	22,075
1,244	Sonoco Products Co.	39,298
1,334	Temple-Inland, Inc.	32,283
		487,984
	Diversified Consumer Services - 0.1%

365	Coinstar, Inc.*	16,640

	Diversified Financial Services - 0.0%‡

698	PHH Corp.*	13,241

	Electrical Equipment - 3.7%

535	Acuity Brands, Inc.	24,631
1,994	AMETEK, Inc.	77,926
1,447	Babcock & Wilcox Co. (The)*	33,324
577	Belden, Inc.	17,604

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
605	Brady Corp., Class A	$16,637
2,049	Cooper Industries plc	97,082
9,373	Emerson Electric Co.	436,313
574	EnerSys*	12,898
646	General Cable Corp.*	19,477
1,624	GrafTech International Ltd.*	25,497
654	Hubbell, Inc., Class B	38,671
478	Regal-Beloit Corp.	28,102
1,757	Rockwell Automation, Inc.	112,676
1,190	Roper Industries, Inc.	91,571
653	Thomas & Betts Corp.*	28,523
721	Woodward, Inc.	23,375
		1,084,307
	Electronic Equipment, Instruments & Components - 2.8%

2,187	Amphenol Corp., Class A	102,745
364	Anixter International, Inc.	21,480
1,441	Arrow Electronics, Inc.*	44,959
1,878	Avnet, Inc.*	49,279
637	AVX Corp.	8,345
755	Benchmark Electronics, Inc.*	10,230
489	Checkpoint Systems, Inc.*	7,447
472	Cognex Corp.	15,104
9,435	Flextronics International Ltd.*	54,251
1,963	FLIR Systems, Inc.	50,783
331	IPG Photonics Corp.*	19,191
504	Itron, Inc.*	20,069
2,490	Jabil Circuit, Inc.	41,957
284	Littelfuse, Inc.	13,175
799	Molex, Inc.	17,458
886	Molex, Inc., Class A	16,373
1,157	National Instruments Corp.	29,423
466	Plexus Corp.*	12,386
5,458	TE Connectivity Ltd.	167,124
1,521	Trimble Navigation Ltd.*	56,490
486	Universal Display Corp.*	23,848
1,869	Vishay Intertechnology, Inc.*	21,307
		803,424
	Household Durables - 0.4%

1,907	Fortune Brands, Inc.	108,928

	Industrial Conglomerates - 11.7%

8,102	3M Co.	672,304
757	Carlisle Cos., Inc.	29,682
6,843	Danaher Corp.	313,478
132,447	General Electric Co.	2,160,210
5,822	Tyco International Ltd.	242,079
		3,417,753
	Internet Software & Services - 0.1%

1,613	Monster Worldwide, Inc.*	15,227
495	Vistaprint N.V.*	14,568
		29,795
	IT Services - 4.7%

7,953	Accenture plc, Class A	426,201
647	Alliance Data Systems Corp.*	60,436
6,112	Automatic Data Processing, Inc.	305,783
1,551	Broadridge Financial Solutions, Inc.	32,292
1,339	Convergys Corp.*	14,260
1,377	CoreLogic, Inc.*	15,725
593	Euronet Worldwide, Inc.*	9,648
3,233	Fidelity National Information Services, Inc.	91,106
1,782	Fiserv, Inc.*	99,489
1,309	Genpact Ltd.*	21,690
989	Global Payments, Inc.	45,326
1,070	Jack Henry & Associates, Inc.	31,287
1,071	Lender Processing Services, Inc.	18,893
289	Mantech International Corp., Class A	10,835
923	NeuStar, Inc., Class A*	23,075
4,024	Paychex, Inc.	108,568
376	TeleTech Holdings, Inc.*	6,670
2,412	Total System Services, Inc.	43,778
476	Wright Express Corp.*	20,059
		1,385,121
	Life Sciences Tools & Services - 0.9%

4,285	Agilent Technologies, Inc.*	157,988
400	Mettler-Toledo International, Inc.*	63,708
1,411	PerkinElmer, Inc.	32,269
		253,965
	Machinery - 11.6%

841	Actuant Corp., Class A	16,887
1,176	AGCO Corp.*	50,380
228	Astec Industries, Inc.*	7,891
7,182	Caterpillar, Inc.	653,562
626	CLARCOR, Inc.	29,134
629	Crane Co.	26,575
2,209	Cummins, Inc.	205,260
5,228	Deere & Co.	422,527
885	Donaldson Co., Inc.	52,197
2,309	Dover Corp.	132,814
4,230	Eaton Corp.	181,678
328	ESCO Technologies, Inc.	10,125
693	Flowserve Corp.	65,378
649	Gardner Denver, Inc.	51,135
745	Graco, Inc.	29,413
997	Harsco Corp.	22,791
1,002	IDEX Corp.	37,254
5,323	Illinois Tool Works, Inc.	247,732
4,111	Ingersoll-Rand plc	137,760
1,302	Joy Global, Inc.	108,652
407	Kaydon Corp.	13,683
1,017	Kennametal, Inc.	37,487
1,048	Lincoln Electric Holdings, Inc.	35,663
1,631	Manitowoc Co., Inc. (The)	18,120
1,168	Meritor, Inc.*	9,870
469	Mueller Industries, Inc.	22,109
1,908	Mueller Water Products, Inc., Class A	4,427
889	Navistar International Corp.*	36,805
769	Nordson Corp.	33,759
1,123	Oshkosh Corp.*	22,146
4,503	PACCAR, Inc.	169,448
1,435	Pall Corp.	73,371
2,002	Parker Hannifin Corp.	147,007
1,220	Pentair, Inc.	41,870
475	Robbins & Myers, Inc.	22,824
633	SPX Corp.	36,011
1,359	Terex Corp.*	21,921
977	Timken Co.	38,445
389	Toro Co. (The)	21,228
986	Trinity Industries, Inc.	27,174
281	Valmont Industries, Inc.	26,001
595	Westinghouse Air Brake Technologies Corp.	36,230
		3,384,744

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Marine - 0.2%

514	Alexander & Baldwin, Inc.	$21,809
667	Kirby Corp.*	36,712
		58,521
	Metals & Mining - 0.0%‡

300	Schnitzer Steel Industries, Inc., Class A	13,662

	Multi-Utilities - 0.2%

2,156	MDU Resources Group, Inc.	46,009

	Office Electronics - 0.1%

677	Zebra Technologies Corp., Class A*	24,325

	Oil, Gas & Consumable Fuels - 0.2%

333	Overseas Shipholding Group, Inc.	5,937
526	Teekay Corp.	14,292
878	World Fuel Services Corp.	32,609
		52,838
	Paper & Forest Products - 0.2%

1,637	Louisiana-Pacific Corp.*	10,919
2,089	MeadWestvaco Corp.	57,489
		68,408
	Professional Services - 0.8%

422	Corporate Executive Board Co. (The)	13,892
522	FTI Consulting, Inc.*	18,990
1,018	Manpower, Inc.	41,005
575	Resources Connection, Inc.	6,015
1,831	Robert Half International, Inc.	43,798
677	Towers Watson & Co., Class A	39,936
547	TrueBlue, Inc.*	7,685
1,471	Verisk Analytics, Inc., Class A*	51,250
		222,571
	Road & Rail - 5.0%

313	Arkansas Best Corp.	6,463
682	Con-way, Inc.	17,452
13,792	CSX Corp.	302,597
481	Genesee & Wyoming, Inc., Class A*	24,983
688	Heartland Express, Inc.	10,458
1,250	J.B. Hunt Transport Services, Inc.	50,238
1,363	Kansas City Southern*	73,820
725	Knight Transportation, Inc.	10,984
593	Landstar System, Inc.	24,011
4,420	Norfolk Southern Corp.	299,146
579	Old Dominion Freight Line, Inc.*	18,597
641	Ryder System, Inc.	30,178
6,096	Union Pacific Corp.	561,868
640	Werner Enterprises, Inc.	14,899
		1,445,694
	Semiconductors & Semiconductor Equipment - 0.1%

503	Veeco Instruments, Inc.*	18,289

	Trading Companies & Distributors - 1.2%

3,660	Fastenal Co.	122,537
571	GATX Corp.	20,704
325	Kaman Corp.	11,099
571	MSC Industrial Direct Co., Class A	35,213
776	United Rentals, Inc.*	12,944
723	W.W. Grainger, Inc.	111,414
306	Watsco, Inc.	18,253
534	WESCO International, Inc.*	23,010
		355,174
	Total Common Stocks (Cost $22,751,681)	19,870,804

Principal Amount
	U.S. Government & Agency Security (a) - 0.0%‡
	Federal Home Loan Bank
$13,044	0.00%, due 09/01/11	13,044
	Total U.S. Government & Agency Security (Cost $13,044)	13,044

	Repurchase Agreements (a)(b) - 15.2%
4,429,000	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $4,429,005	4,429,000
	Total Repurchase Agreements (Cost $4,429,000)	4,429,000

	Total Investment Securities (Cost $27,193,725) — 83.4%	24,312,848
	Other assets less liabilities — 16.6%	4,823,791
	Net Assets — 100.0%	$29,136,639

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $7,519,807.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$170,506
Aggregate gross unrealized depreciation	(3,294,871)
Net unrealized depreciation	$(3,124,365)
Federal income tax cost of investments	$27,437,213

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Industrials had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. IndustrialsSM Index	$616,624	$1,081,424

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. IndustrialsSM Index	7,448,900	366,121

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. IndustrialsSM Index	29,467,655	3,075,868

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. IndustrialsSM Index	888,884	299,724

		$4,823,137

See accompanying notes to schedules of portfolio investments.

Ultra Oil & Gas

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 63.9%
	Energy Equipment & Services - 14.3%

7,284	Atwood Oceanics, Inc.*	$306,584
56,817	Baker Hughes, Inc.	3,472,087
4,444	Bristow Group, Inc.	195,447
31,852	Cameron International Corp.*	1,655,030
2,622	CARBO Ceramics, Inc.	419,913
9,564	Complete Production Services, Inc.*	277,930
5,967	Core Laboratories N.V.	665,798
8,569	Diamond Offshore Drilling, Inc.	546,102
10,530	Dresser-Rand Group, Inc.*	446,998
4,031	Dril-Quip, Inc.*	260,806
8,279	Exterran Holdings, Inc.*	98,023
31,393	FMC Technologies, Inc.*	1,395,733
13,616	Global Industries Ltd.*	60,047
118,711	Halliburton Co.	5,267,207
13,677	Helix Energy Solutions Group, Inc.*	231,005
12,655	Helmerich & Payne, Inc.	721,588
18,506	Key Energy Services, Inc.*	266,301
3,977	Lufkin Industries, Inc.	247,489
30,545	McDermott International, Inc.*	439,543
37,227	Nabors Industries Ltd.*	686,466
55,295	National Oilwell Varco, Inc.	3,656,105
33,005	Noble Corp.*	1,114,249
14,160	Oceaneering International, Inc.	604,490
6,703	Oil States International, Inc.*	442,934
15,268	Parker Drilling Co.*	86,875
20,225	Patterson-UTI Energy, Inc.	494,299
16,517	Rowan Cos., Inc.*	595,768
178,481	Schlumberger Ltd.	13,942,936
2,832	SEACOR Holdings, Inc.	251,312
10,276	Superior Energy Services, Inc.*	362,948
10,028	Tetra Technologies, Inc.*	102,787
6,737	Tidewater, Inc.	361,103
41,855	Transocean Ltd.	2,344,717
6,268	Unit Corp.*	298,921
96,946	Weatherford International Ltd.*	1,660,685
		43,980,226
	Machinery - 0.1%

3,847	Chart Industries, Inc.*	181,924

	Multi-Utilities - 0.2%

12,700	OGE Energy Corp.	635,635

	Oil, Gas & Consumable Fuels - 49.0%

65,821	Anadarko Petroleum Corp.	4,854,299
50,088	Apache Corp.	5,162,570
6,226	Berry Petroleum Co., Class A	305,261
5,390	Bill Barrett Corp.*	258,450
15,227	Brigham Exploration Co.*	443,106
13,603	Cabot Oil & Gas Corp.	1,031,924
4,494	Carrizo Oil & Gas, Inc.*	134,910
86,211	Chesapeake Energy Corp.	2,792,374
262,244	Chevron Corp.	25,938,554
11,185	Cimarex Energy Co.	795,142
6,013	Comstock Resources, Inc.*	122,364
13,399	Concho Resources, Inc.*	1,165,043
172,046	ConocoPhillips	11,711,171
7,552	Continental Resources, Inc.*	422,081
52,067	Denbury Resources, Inc.*	830,469
52,407	Devon Energy Corp.	3,554,767
100,149	El Paso Corp.	1,916,852
9,470	Energen Corp.	464,977
35,118	EOG Resources, Inc.	3,251,576
19,506	EQT Corp.	1,166,849
22,350	EXCO Resources, Inc.	299,043
644,438	Exxon Mobil Corp.	47,714,189
14,855	Forest Oil Corp.*	289,227
40,008	Hess Corp.	2,374,075
13,622	HollyFrontier Corp.	977,515
12,486	Kinder Morgan, Inc.	322,763
92,912	Marathon Oil Corp.	2,501,191
46,450	Marathon Petroleum Corp.	1,721,437
14,091	McMoRan Exploration Co.*	181,351
25,302	Murphy Oil Corp.	1,355,681
17,457	Newfield Exploration Co.*	891,180
23,063	Noble Energy, Inc.	2,037,847
105,945	Occidental Petroleum Corp.	9,189,669
5,938	Penn Virginia Corp.	48,454
15,268	Pioneer Natural Resources Co.	1,193,500
18,229	Plains Exploration & Production Co.*	536,115
22,898	QEP Resources, Inc.	806,239
15,830	Quicksilver Resources, Inc.*	150,860
20,852	Range Resources Corp.	1,350,375
6,845	Rosetta Resources, Inc.*	314,528
50,222	SandRidge Energy, Inc.*	368,629
8,325	SM Energy Co.	636,862
15,212	Southern Union Co.	637,079
45,278	Southwestern Energy Co.*	1,718,300
15,772	Sunoco, Inc.	601,544
5,445	Swift Energy Co.*	167,978
18,732	Tesoro Corp.*	450,692
19,876	Ultra Petroleum Corp.*	665,846
74,527	Valero Energy Corp.	1,693,253
15,324	Whiting Petroleum Corp.*	721,914
76,494	Williams Cos., Inc. (The)	2,064,573
		150,304,648
	Semiconductors & Semiconductor Equipment - 0.3%

7,322	First Solar, Inc.*	732,053
3,268	SunPower Corp., Class A*	46,079
2,202	SunPower Corp., Class B*	26,094
		804,226
	Total Common Stocks (Cost $206,770,727)	195,906,659

Principal Amount
	U.S. Government & Agency Security (a) - 0.0%‡
	Federal Home Loan Bank
$169,340	0.00%, due 09/01/11	169,340
	Total U.S. Government & Agency Security (Cost $169,340)	169,340

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements (a)(b) - 19.5%
$59,770,540	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $59,770,654	$59,770,540
	Total Repurchase Agreements (Cost $59,770,540)	59,770,540

	Total Investment Securities (Cost $266,710,607) — 83.4%	255,846,539
	Other assets less liabilities — 16.6%	50,875,737
	Net Assets — 100.0%	$306,722,276

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $96,028,281.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,757,460
Aggregate gross unrealized depreciation	(15,068,901)
Net unrealized depreciation	$(13,311,441)
Federal income tax cost of investments	$269,157,980

Swap Agreements

Ultra Oil & Gas had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Oil & GasSM Index	$33,145,637	$1,121,253

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	29,188,163	1,143,979

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	50,659,321	565,155

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Oil & GasSM Index	184,211,936	15,698,862

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Oil & GasSM Index	6,118,933	521,669

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	107,235,981	20,846,906

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	6,702,799	9,802,666

		$49,700,490

See accompanying notes to schedules of portfolio investments.

Ultra Real Estate

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 65.6%
	Real Estate Investment Trusts - 62.7%

42,196	Alexandria Real Estate Equities, Inc.	$3,072,291
46,311	American Campus Communities, Inc.	1,806,592
119,324	American Capital Agency Corp.	3,401,927
619,154	Annaly Capital Management, Inc.	11,225,262
82,354	Apartment Investment & Management Co., Class A	2,188,146
62,582	AvalonBay Communities, Inc.	8,534,933
90,755	BioMed Realty Trust, Inc.	1,659,909
100,986	Boston Properties, Inc.	10,531,830
93,258	Brandywine Realty Trust	926,985
50,458	BRE Properties, Inc.	2,536,019
48,678	Camden Property Trust	3,252,664
97,614	CBL & Associates Properties, Inc.	1,435,902
712,423	Chimera Investment Corp.	2,158,642
57,898	Colonial Properties Trust	1,217,016
56,975	CommonWealth REIT	1,171,406
46,436	Corporate Office Properties Trust	1,244,020
170,398	DCT Industrial Trust, Inc.	768,495
157,314	Developers Diversified Realty Corp.	1,949,120
116,725	DiamondRock Hospitality Co.	903,452
66,005	Digital Realty Trust, Inc.	3,943,799
85,658	Douglas Emmett, Inc.	1,545,270
174,878	Duke Realty Corp.	2,075,802
42,823	DuPont Fabros Technology, Inc.	991,352
18,686	EastGroup Properties, Inc.	755,101
32,243	Entertainment Properties Trust	1,358,398
26,464	Equity Lifestyle Properties, Inc.	1,823,899
204,285	Equity Residential	12,498,156
22,338	Essex Property Trust, Inc.	3,206,620
61,344	Extra Space Storage, Inc.	1,318,896
43,138	Federal Realty Investment Trust	3,906,146
51,050	Franklin Street Properties Corp.	665,692
272,786	General Growth Properties, Inc.	3,720,801
50,058	Hatteras Financial Corp.	1,382,101
281,621	HCP, Inc.	10,498,831
122,601	Health Care REIT, Inc.	6,247,747
50,453	Healthcare Realty Trust, Inc.	882,423
49,654	Highwoods Properties, Inc.	1,626,665
26,600	Home Properties, Inc.	1,778,742
85,578	Hospitality Properties Trust	2,009,371
474,710	Host Hotels & Resorts, Inc.	5,615,819
39,913	Kilroy Realty Corp.	1,426,091
281,928	Kimco Realty Corp.	4,990,126
53,538	LaSalle Hotel Properties	1,006,514
94,812	Lexington Realty Trust	699,713
79,445	Liberty Property Trust	2,696,363
89,987	Macerich Co. (The)	4,412,962
60,311	Mack-Cali Realty Corp.	1,878,688
239,549	MFA Financial, Inc.	1,794,222
25,197	Mid-America Apartment Communities, Inc.	1,801,082
58,968	National Retail Properties, Inc.	1,607,468
70,479	Omega Healthcare Investors, Inc.	1,279,194
119,755	Piedmont Office Realty Trust, Inc., Class A	2,263,370
112,924	Plum Creek Timber Co., Inc.	4,287,724
34,344	Post Properties, Inc.	1,435,579
27,717	Potlatch Corp.	930,183
294,273	ProLogis, Inc.	8,013,054
97,810	Public Storage	12,102,031
84,368	Rayonier, Inc.	3,538,373
86,421	Realty Income Corp.	2,997,080
48,352	Redwood Trust, Inc.	607,301
56,729	Regency Centers Corp.	2,340,639
98,395	Senior Housing Properties Trust	2,340,817
203,097	Simon Property Group, Inc.	23,863,898
56,133	SL Green Realty Corp.	4,055,048
64,939	Starwood Property Trust, Inc.	1,201,371
81,641	Sunstone Hotel Investors, Inc.*	493,112
55,875	Tanger Factory Outlet Centers	1,571,764
38,751	Taubman Centers, Inc.	2,233,220
131,634	UDR, Inc.	3,515,944
184,453	Ventas, Inc.	9,864,546
127,788	Vornado Realty Trust	10,978,267
45,713	Washington Real Estate Investment Trust	1,414,360
82,962	Weingarten Realty Investors	2,021,784
370,303	Weyerhaeuser Co.	6,676,563
		260,174,693
	Real Estate Management & Development - 2.9%

179,675	Brookfield Office Properties, Inc.	3,014,946
203,946	CB Richard Ellis Group, Inc., Class A*	3,091,821
90,187	Forest City Enterprises, Inc., Class A*	1,198,585
24,762	Forestar Group, Inc.*	311,754
26,162	Howard Hughes Corp. (The)*	1,415,103
29,776	Jones Lang LaSalle, Inc.	1,992,312
63,620	St. Joe Co. (The)*	1,173,153
		12,197,674
	Total Common Stocks (Cost $274,239,117)	272,372,367

Principal Amount
	U.S. Government & Agency Security (a) - 0.0%‡
	Federal Home Loan Bank
$128,241	0.00%, due 09/01/11	128,241
	Total U.S. Government & Agency Security (Cost $128,241)	128,241

	Repurchase Agreements (a)(b) - 12.1%
50,095,657	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $50,095,746	50,095,657
	Total Repurchase Agreements (Cost $50,095,657)	50,095,657

	Total Investment Securities (Cost $324,463,015) — 77.7%	322,596,265
	Other assets less liabilities — 22.3%	92,592,566
	Net Assets — 100.0%	$415,188,831

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $150,416,918.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

See accompanying notes to schedules of portfolio investments.

As of August 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,289,839
Aggregate gross unrealized depreciation	(16,489,852)
Net unrealized depreciation	$(1,200,013)
Federal income tax cost of investments	$323,796,278

Swap Agreements

Ultra Real Estate had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Real EstateSM Index	$124,141,472	$29,875,525

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	90,302,941	5,040,516

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real EstateSM Index	64,422,226	(352,497)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Real EstateSM Index	46,432,993	11,075,852

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Real EstateSM Index	66,397,080	23,834,773

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Real EstateSM Index	120,664,829	21,266,037

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	45,925,673	740,812

		$91,481,018

See accompanying notes to schedules of portfolio investments.

Ultra KBW Regional Banking

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 38.4%
	Commercial Banks - 36.5%

1,398	Associated Banc-Corp	$15,378
583	BancorpSouth, Inc.	6,582
327	Bank of Hawaii Corp.	13,593
248	BOK Financial Corp.	12,202
2,726	Boston Private Financial Holdings, Inc.	16,983
958	Cathay General Bancorp	12,282
369	City Holding Co.	11,206
291	City National Corp./CA	13,063
795	Columbia Banking System, Inc.	12,998
823	Community Bank System, Inc.	20,600
2,044	CVB Financial Corp.	17,824
652	East West Bancorp, Inc.	10,882
1,795	First Commonwealth Financial Corp.	8,077
1,036	First Financial Bancorp	16,545
419	First Financial Bankshares, Inc.	12,407
1,029	First Horizon National Corp.	7,244
1,512	First Midwest Bancorp, Inc./IL	13,275
518	First Republic Bank*	13,209
958	FirstMerit Corp.	11,937
1,441	FNB Corp./PA	12,926
1,355	Fulton Financial Corp.	12,425
858	Glacier Bancorp, Inc.	9,876
454	Hancock Holding Co.	14,178
214	Iberiabank Corp.	10,302
866	MB Financial, Inc.	14,116
1,888	National Penn Bancshares, Inc.	13,688
1,455	Old National Bancorp/IN	14,274
795	PacWest Bancorp	12,760
214	Park National Corp.	11,770
1,072	Pinnacle Financial Partners, Inc.*	13,593
745	PrivateBancorp, Inc.	6,616
348	Prosperity Bancshares, Inc.	13,172
560	S&T Bancorp, Inc.	10,388
298	Signature Bank/NY*	16,572
1,689	Susquehanna Bancshares, Inc.	11,333
354	SVB Financial Group*	16,312
6,379	Synovus Financial Corp.	9,249
908	TCF Financial Corp.	9,479
589	Texas Capital Bancshares, Inc.*	15,120
610	Trustmark Corp.	13,115
262	UMB Financial Corp.	10,160
1,412	Umpqua Holdings Corp.	13,795
613	United Bankshares, Inc.	13,774
1,170	Valley National Bancorp	13,911
858	Webster Financial Corp.	15,530
191	Westamerica Bancorp.	8,100
560	Wintrust Financial Corp.	17,685
		600,506
	Thrifts & Mortgage Finance - 1.9%

1,263	Brookline Bancorp, Inc.	10,635
873	Hudson City Bancorp, Inc.	5,421
1,178	Provident Financial Services, Inc.	14,796
		30,852
	Total Common Stocks (Cost $757,131)	631,358

Principal Amount
	U.S. Government & Agency Security (a) - 0.1%
	Federal Home Loan Bank
$1,553	0.00%, due 09/01/11	1,553
	Total U.S. Government & Agency Security (Cost $1,553)	1,553

	Repurchase Agreements (a)(b) - 54.9%
900,923	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $900,923	900,923
	Total Repurchase Agreements (Cost $900,923)	900,923

	Total Investment Securities (Cost $1,659,607) — 93.4%	1,533,834
	Other assets less liabilities — 6.6%	108,587
	Net Assets — 100.0%	$1,642,421

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $715,409.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,849
Aggregate gross unrealized depreciation	(163,840)
Net unrealized depreciation	$(154,991)
Federal income tax cost of investments	$1,688,825

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra KBW Regional Banking had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the KBW Regional BankingSM Index	$675,285	$(18,159)

Equity Index Swap Agreement with Merrill Lynch International, based on the KBW Regional BankingSM Index	51,032	2,993

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the KBW Regional BankingSM Index	1,651,127	103,848

Equity Index Swap Agreement with UBS AG, based on the KBW Regional BankingSM Index	274,510	16,139

		$104,821

See accompanying notes to schedules of portfolio investments.

Ultra Semiconductors

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 58.4%
	Communications Equipment - 0.6%

3,800	InterDigital, Inc.	$267,520

	Computers & Peripherals - 1.5%

20,716	SanDisk Corp.*	759,241

	Semiconductors & Semiconductor Equipment - 56.3%

49,838	Advanced Micro Devices, Inc.*	340,394
27,815	Altera Corp.	1,012,188
8,784	Amkor Technology, Inc.*	38,210
25,879	Analog Devices, Inc.	854,525
114,869	Applied Materials, Inc.	1,300,317
5,630	Applied Micro Circuits Corp.*	32,035
37,246	Atmel Corp.*	339,311
2,728	ATMI, Inc.*	46,731
42,135	Broadcom Corp., Class A*	1,502,113
2,040	Cabot Microelectronics Corp.*	81,110
4,212	Cavium, Inc.*	135,584
9,507	Cree, Inc.*	308,312
2,433	Cymer, Inc.*	98,439
14,608	Cypress Semiconductor Corp.*	231,391
11,092	Fairchild Semiconductor International, Inc.*	147,080
2,383	Hittite Microwave Corp.*	129,445
13,346	Integrated Device Technology, Inc.*	75,538
477,073	Intel Corp.	9,603,479
6,030	International Rectifier Corp.*	137,424
10,921	Intersil Corp., Class A	122,643
14,589	KLA-Tencor Corp.	535,124
10,823	Lam Research Corp.*	402,183
18,199	Linear Technology Corp.	521,037
53,594	LSI Corp.*	364,975
45,907	Marvell Technology Group Ltd.*	603,677
25,933	Maxim Integrated Products, Inc.	597,756
20,017	MEMC Electronic Materials, Inc.*	139,719
16,380	Microchip Technology, Inc.	537,592
75,189	Micron Technology, Inc.*	444,367
7,510	Microsemi Corp.*	116,630
20,826	National Semiconductor Corp.	518,567
5,937	Netlogic Microsystems, Inc.*	178,229
7,764	Novellus Systems, Inc.*	217,159
51,735	NVIDIA Corp.*	688,593
4,690	Omnivision Technologies, Inc.*	86,296
38,614	ON Semiconductor Corp.*	280,724
20,283	PMC-Sierra, Inc.*	123,523
8,517	Rambus, Inc.*	98,882
23,562	RF Micro Devices, Inc.*	146,320
5,623	Semtech Corp.*	119,939
3,872	Silicon Laboratories, Inc.*	133,855
16,119	Skyworks Solutions, Inc.*	332,535
15,669	Teradyne, Inc.*	189,595
4,365	Tessera Technologies, Inc.*	61,459
102,072	Texas Instruments, Inc.	2,675,307
14,178	TriQuint Semiconductor, Inc.*	107,469
6,463	Varian Semiconductor Equipment Associates, Inc.*	396,085
22,502	Xilinx, Inc.	700,712
		27,854,578
	Total Common Stocks (Cost $31,703,962)	28,881,339

Principal Amount
	U.S. Government & Agency Security (a) - 0.1%
	Federal Home Loan Bank
$57,182	0.00%, due 09/01/11	$57,182
	Total U.S. Government & Agency Security (Cost $57,182)	57,182

	Repurchase Agreements (a)(b) - 41.2%
20,390,212	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $20,390,247	20,390,212
	Total Repurchase Agreements (Cost $20,390,212)	20,390,212

	Total Investment Securities (Cost $52,151,356) — 99.7%	49,328,733
	Other assets less liabilities — 0.3%	148,225
	Net Assets — 100.0%	$49,476,958

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $19,428,781.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$184,231
Aggregate gross unrealized depreciation	(3,423,147)
Net unrealized depreciation	$(3,238,916)
Federal income tax cost of investments	$52,567,649

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Semiconductors had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. SemiconductorsSM Index	$10,699,466	$716,017

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. SemiconductorsSM Index	10,874,515	238,707

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. SemiconductorsSM Index	3,582,465	265,069

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. SemiconductorsSM Index	13,496,215	(243,406)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. SemiconductorsSM Index	19,473,686	(828,871)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. SemiconductorsSM Index	11,717,278	(32,509)

		$115,007

See accompanying notes to schedules of portfolio investments.

Ultra Technology

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 57.5%
	Commercial Services & Supplies - 0.1%

4,723	Pitney Bowes, Inc.	$95,924

	Communications Equipment - 6.9%

1,503	Acme Packet, Inc.*	70,776
1,632	ADTRAN, Inc.	50,690
3,118	Arris Group, Inc.*	34,049
2,117	Aruba Networks, Inc.*	45,156
11,304	Brocade Communications Systems, Inc.*	43,746
2,336	Ciena Corp.*	28,593
139,917	Cisco Systems, Inc.	2,193,899
673	Comtech Telecommunications Corp.	18,736
2,210	Emulex Corp.*	15,227
2,031	F5 Networks, Inc.*	165,770
2,263	Finisar Corp.*	41,775
2,898	Harmonic, Inc.*	13,794
3,256	Harris Corp.	131,380
1,104	InterDigital, Inc.	77,722
5,629	JDS Uniphase Corp.*	73,008
13,328	Juniper Networks, Inc.*	278,955
7,429	Motorola Mobility Holdings, Inc.*	280,222
7,456	Motorola Solutions, Inc.*	313,823
1,204	Plantronics, Inc.	38,588
4,454	Polycom, Inc.*	106,005
41,494	QUALCOMM, Inc.	2,135,281
3,711	Riverbed Technology, Inc.*	91,959
5,270	Sonus Networks, Inc.*	13,649
1,551	Tekelec*	11,167
8,386	Tellabs, Inc.	34,215
1,050	Viasat, Inc.*	37,275
		6,345,460
	Computers & Peripherals - 14.5%

23,156	Apple, Inc.*	8,911,123
42,416	Dell, Inc.*	630,514
1,674	Diebold, Inc.	47,943
1,178	Electronics for Imaging, Inc.*	16,739
52,071	EMC Corp.*	1,176,284
54,893	Hewlett-Packard Co.	1,428,865
1,188	Intermec, Inc.*	8,756
1,980	Lexmark International, Inc., Class A*	63,281
4,031	NCR Corp.*	69,454
9,124	NetApp, Inc.*	343,245
2,661	QLogic Corp.*	37,174
6,015	SanDisk Corp.*	220,450
10,856	Seagate Technology plc	125,712
856	Synaptics, Inc.*	20,912
5,867	Western Digital Corp.*	173,018
		13,273,470
	Electronic Equipment, Instruments & Components - 0.8%

1,702	Brightpoint, Inc.*	16,220
39,487	Corning, Inc.	593,490
3,955	Ingram Micro, Inc., Class A*	70,557
1,167	Insight Enterprises, Inc.*	21,963
1,176	Tech Data Corp.*	55,366
		757,596
	Health Care Technology - 0.5%

4,705	Allscripts Healthcare Solutions, Inc.*	84,478
865	athenahealth, Inc.*	50,170
3,606	Cerner Corp.*	237,852
464	Quality Systems, Inc.	42,697
		415,197
	Household Durables - 0.1%

3,111	Garmin Ltd.	104,312

	Internet Software & Services - 4.9%

4,732	Akamai Technologies, Inc.*	103,820
2,679	AOL, Inc.*	41,739
1,000	Digital River, Inc.*	20,120
2,724	Earthlink, Inc.	20,103
1,181	Equinix, Inc.*	111,061
6,271	Google, Inc., Class A*	3,392,360
2,153	IAC/InterActiveCorp*	85,108
1,151	j2 Global Communications, Inc.	36,775
2,720	Rackspace Hosting, Inc.*	99,443
4,253	VeriSign, Inc.	132,481
30,858	Yahoo!, Inc.*	419,823
		4,462,833
	IT Services - 7.3%

4,517	Amdocs Ltd.*	124,082
766	CACI International, Inc., Class A*	42,176
7,661	Cognizant Technology Solutions Corp., Class A*	486,090
3,878	Computer Sciences Corp.	118,899
859	CSG Systems International, Inc.*	11,476
931	DST Systems, Inc.	43,683
2,080	Gartner, Inc.*	74,090
30,785	International Business Machines Corp.	5,292,249
9,024	SAIC, Inc.*	135,360
4,252	Teradata Corp.*	222,635
987	Unisys Corp.*	17,361
2,653	VeriFone Systems, Inc.*	93,439
		6,661,540
	Office Electronics - 0.3%

34,806	Xerox Corp.	288,890

	Semiconductors & Semiconductor Equipment - 8.8%

14,472	Advanced Micro Devices, Inc.*	98,844
8,076	Altera Corp.	293,886
2,551	Amkor Technology, Inc.*	11,097
7,515	Analog Devices, Inc.	248,145
33,356	Applied Materials, Inc.	377,590
1,635	Applied Micro Circuits Corp.*	9,303
10,816	Atmel Corp.*	98,534
792	ATMI, Inc.*	13,567
12,236	Broadcom Corp., Class A*	436,213
592	Cabot Microelectronics Corp.*	23,538
1,222	Cavium, Inc.*	39,336
2,762	Cree, Inc.*	89,572
707	Cymer, Inc.*	28,605
4,242	Cypress Semiconductor Corp.*	67,193
3,220	Fairchild Semiconductor International, Inc.*	42,697
692	Hittite Microwave Corp.*	37,589
3,875	Integrated Device Technology, Inc.*	21,933
138,535	Intel Corp.	2,788,710
1,752	International Rectifier Corp.*	39,928
3,171	Intersil Corp., Class A	35,610

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4,236	KLA-Tencor Corp.	$155,376
3,142	Lam Research Corp.*	116,757
5,284	Linear Technology Corp.	151,281
15,564	LSI Corp.*	105,991
13,331	Marvell Technology Group Ltd.*	175,303
7,532	Maxim Integrated Products, Inc.	173,613
5,813	MEMC Electronic Materials, Inc.*	40,575
4,756	Microchip Technology, Inc.	156,092
21,833	Micron Technology, Inc.*	129,033
2,181	Microsemi Corp.*	33,871
6,048	National Semiconductor Corp.	150,595
1,723	Netlogic Microsystems, Inc.*	51,724
2,256	Novellus Systems, Inc.*	63,100
15,023	NVIDIA Corp.*	199,956
1,362	Omnivision Technologies, Inc.*	25,061
11,213	ON Semiconductor Corp.*	81,519
5,890	PMC-Sierra, Inc.*	35,870
2,473	Rambus, Inc.*	28,712
6,842	RF Micro Devices, Inc.*	42,489
1,633	Semtech Corp.*	34,832
1,124	Silicon Laboratories, Inc.*	38,857
4,680	Skyworks Solutions, Inc.*	96,548
4,551	Teradyne, Inc.*	55,067
1,266	Tessera Technologies, Inc.*	17,825
29,639	Texas Instruments, Inc.	776,838
4,118	TriQuint Semiconductor, Inc.*	31,214
1,877	Varian Semiconductor Equipment Associates, Inc.*	115,032
6,534	Xilinx, Inc.	203,469
		8,088,490
	Software - 13.3%

838	ACI Worldwide, Inc.*	25,065
12,842	Adobe Systems, Inc.*	324,132
820	Advent Software, Inc.*	19,016
2,322	ANSYS, Inc.*	125,342
2,356	Ariba, Inc.*	63,918
5,788	Autodesk, Inc.*	163,222
884	Blackboard, Inc.*	37,314
4,549	BMC Software, Inc.*	184,735
10,370	CA, Inc.	217,666
6,823	Cadence Design Systems, Inc.*	63,044
4,241	Check Point Software Technologies Ltd.*	230,880
4,740	Citrix Systems, Inc.*	286,438
1,021	CommVault Systems, Inc.*	34,622
5,522	Compuware Corp.*	46,716
1,181	Concur Technologies, Inc.*	49,389
1,007	Fair Isaac Corp.	25,729
2,367	Fortinet, Inc.*	45,281
2,670	Informatica Corp.*	111,553
7,005	Intuit, Inc.*	345,557
1,069	JDA Software Group, Inc.*	28,232
2,760	Mentor Graphics Corp.*	30,884
2,034	MICROS Systems, Inc.*	96,940
188,645	Microsoft Corp.	5,017,957
5,728	Nuance Communications, Inc.*	106,312
96,587	Oracle Corp.	2,711,197
2,982	Parametric Technology Corp.*	53,676
1,694	Progress Software Corp.*	35,286
1,445	QLIK Technologies, Inc.*	36,674
1,585	Quest Software, Inc.*	27,310
4,871	Red Hat, Inc.*	192,599
2,844	Rovi Corp.*	139,043
3,051	Salesforce.com, Inc.*	392,816
1,773	Solera Holdings, Inc.	103,986
1,995	SuccessFactors, Inc.*	46,603
19,267	Symantec Corp.*	330,429
3,777	Synopsys, Inc.*	97,749
4,205	TIBCO Software, Inc.*	94,108
2,074	VMware, Inc., Class A*	195,703
921	Websense, Inc.*	18,945
		12,156,068
	Total Common Stocks (Cost $58,250,949)	52,649,780

Principal Amount
	U.S. Government & Agency Security (a) - 0.1%
	Federal Home Loan Bank
$103,438	0.00%, due 09/01/11	103,438
	Total U.S. Government & Agency Security (Cost $103,438)	103,438

	Repurchase Agreements (a)(b) - 29.7%
27,138,584	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $27,138,640	27,138,584
	Total Repurchase Agreements (Cost $27,138,584)	27,138,584

	Total Investment Securities (Cost $85,492,971) — 87.3%	79,891,802
	Other assets less liabilities — 12.7%	11,581,514
	Net Assets — 100.0%	$91,473,316

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $33,625,019.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,999,144
Aggregate gross unrealized depreciation	(10,153,802)
Net unrealized depreciation	$(7,154,658)
Federal income tax cost of investments	$87,046,460

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Technology had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. TechnologySM Index	$76,110,916	$9,097,815

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. TechnologySM Index	16,262,780	(214,201)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. TechnologySM Index	13,292,775	1,072,491

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. TechnologySM Index	14,041,185	1,086,161

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. TechnologySM Index	3,414,017	349,084

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. TechnologySM Index	6,684,929	192,532

		$11,583,882

See accompanying notes to schedules of portfolio investments.

Ultra Telecommunications

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 30.1%
	Diversified Financial Services - 1.1%

1,299	Leucadia National Corp.	$38,489

	Diversified Telecommunication Services - 17.8%

311	AboveNet, Inc.	19,120
1,297	Alaska Communications Systems Group, Inc.	9,857
5,876	AT&T, Inc.	167,348
299	Atlantic Tele-Network, Inc.	9,927
889	Cbeyond, Inc.*	8,259
2,082	CenturyLink, Inc.	75,264
4,827	Cincinnati Bell, Inc.*	16,363
664	Consolidated Communications Holdings, Inc.	12,689
6,046	Frontier Communications Corp.	45,285
1,002	General Communication, Inc., Class A*	8,898
536	Global Crossing Ltd.*	15,249
15,165	Level 3 Communications, Inc.*	27,297
3,060	PAETEC Holding Corp.*	17,167
1,506	tw telecom, inc.*	29,051
3,849	Verizon Communications, Inc.	139,218
3,184	Vonage Holdings Corp.*	11,526
3,388	Windstream Corp.	43,028
		655,546
	Media - 1.1%

1,629	Virgin Media, Inc.	41,312

	Wireless Telecommunication Services - 10.1%

1,501	American Tower Corp., Class A*	80,844
1,340	Crown Castle International Corp.*	58,196
1,119	Leap Wireless International, Inc.*	10,116
2,146	MetroPCS Communications, Inc.*	23,949
1,100	NII Holdings, Inc.*	42,383
698	NTELOS Holdings Corp.	13,716
962	SBA Communications Corp., Class A*	36,354
683	Shenandoah Telecommunications Co.	9,378
12,484	Sprint Nextel Corp.*	46,940
958	Telephone & Data Systems, Inc.	24,553
325	United States Cellular Corp.*	14,053
687	USA Mobility, Inc.	10,422
		370,904
	Total Common Stocks (Cost $1,157,659)	1,106,251

Principal Amount
	U.S. Government & Agency Security (a) - 0.1%
	Federal Home Loan Bank
$3,159	0.00%, due 09/01/11	3,159
	Total U.S. Government & Agency Security (Cost $3,159)	3,159

	Repurchase Agreements (a)(b) - 49.1%
1,805,963	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $1,805,963	1,805,963
	Total Repurchase Agreements (Cost $1,805,963)	1,805,963

	Total Investment Securities (Cost $2,966,781) — 79.3%	2,915,373
	Other assets less liabilities — 20.7%	758,846
	Net Assets — 100.0%	$3,674,219

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $1,386,685.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,175
Aggregate gross unrealized depreciation	(147,592)
Net unrealized depreciation	$(136,417)
Federal income tax cost of investments	$3,051,790

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Telecommunications had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Select TelecommunicationsSM Index	$2,921,382	$451,897

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	723,402	66,915

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Select TelecommunicationsSM Index	1,379,302	195,221

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	1,196,149	48,459

		$762,492

See accompanying notes to schedules of portfolio investments.

Ultra Utilities

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 53.9%
	Commercial Services & Supplies - 0.2%

1,419	Covanta Holding Corp.	$23,300

	Electric Utilities - 26.0%

336	Allete, Inc.	13,124
5,455	American Electric Power Co., Inc.	210,727
688	Cleco Corp.	24,445
1,338	DPL, Inc.	40,033
15,087	Duke Energy Corp.	285,295
3,421	Edison International	127,227
488	El Paso Electric Co.	16,880
2,042	Entergy Corp.	133,159
7,552	Exelon Corp.	325,642
4,779	FirstEnergy Corp.	211,471
1,543	Great Plains Energy, Inc.	30,166
1,084	Hawaiian Electric Industries, Inc.	26,038
558	IDACORP, Inc.	21,316
580	ITC Holdings Corp.	43,883
4,816	NextEra Energy, Inc.	273,163
2,004	Northeast Utilities	69,539
2,673	NV Energy, Inc.	39,881
2,576	Pepco Holdings, Inc.	50,180
1,242	Pinnacle West Capital Corp.	54,946
894	PNM Resources, Inc.	13,374
862	Portland General Electric Co.	20,791
6,421	PPL Corp.	185,438
3,348	Progress Energy, Inc.	163,382
9,601	Southern Co.	397,097
575	UIL Holdings Corp.	19,527
422	UniSource Energy Corp.	15,977
1,304	Westar Energy, Inc.	34,752
		2,847,453
	Gas Utilities - 4.0%

893	AGL Resources, Inc.	36,988
1,032	Atmos Energy Corp.	34,613
236	Laclede Group, Inc. (The)	9,369
890	National Fuel Gas Co.	54,602
476	New Jersey Resources Corp.	22,424
517	Nicor, Inc.	28,745
306	Northwest Natural Gas Co.	13,837
1,144	Oneok, Inc.	81,110
820	Piedmont Natural Gas Co., Inc.	25,338
2,028	Questar Corp.	38,005
345	South Jersey Industries, Inc.	17,778
527	Southwest Gas Corp.	19,510
1,265	UGI Corp.	37,646
569	WGL Holdings, Inc.	23,534
		443,499
	Independent Power Producers & Energy Traders - 3.0%

9,099	AES Corp. (The)*	98,815
3,994	Calpine Corp.*	58,832
2,061	Constellation Energy Group, Inc.	79,328
1,174	Dynegy, Inc.*	5,166
8,722	GenOn Energy, Inc.*	26,515
2,760	NRG Energy, Inc.*	64,694
		333,350
	Multi-Utilities - 18.0%

1,262	Alliant Energy Corp.	51,199
2,744	Ameren Corp.	83,033
647	Avista Corp.	16,421
447	Black Hills Corp.	13,678
4,516	CenterPoint Energy, Inc.	90,365
2,890	CMS Energy Corp.	56,933
3,325	Consolidated Edison, Inc.	186,898
6,647	Dominion Resources, Inc.	323,975
1,930	DTE Energy Co.	97,581
894	Integrys Energy Group, Inc.	44,763
3,171	NiSource, Inc.	67,732
415	NorthWestern Corp.	14,073
1,188	NSTAR	54,315
4,538	PG&E Corp.	192,184
5,821	Public Service Enterprise Group, Inc.	198,671
1,327	SCANA Corp.	53,372
2,559	Sempra Energy	134,399
2,310	TECO Energy, Inc.	42,273
927	Vectren Corp.	25,372
2,675	Wisconsin Energy Corp.	84,637
5,543	Xcel Energy, Inc.	136,746
		1,968,620
	Oil, Gas & Consumable Fuels - 1.8%

7,407	Spectra Energy Corp.	192,360

	Water Utilities - 0.9%

2,001	American Water Works Co., Inc.	59,590
1,570	Aqua America, Inc.	34,666
471	California Water Service Group	8,892
		103,148
	Total Common Stocks (Cost $5,106,951)	5,911,730

Principal Amount
	U.S. Government & Agency Security (a) - 0.1%
	Federal Home Loan Bank
$6,648	0.00%, due 09/01/11	6,648
	Total U.S. Government & Agency Security (Cost $6,648)	6,648

	Repurchase Agreements (a)(b) - 16.9%
1,855,452	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $1,855,455	1,855,452
	Total Repurchase Agreements (Cost $1,855,452)	1,855,452

	Total Investment Securities (Cost $6,969,051) — 70.9%	7,773,830
	Other assets less liabilities — 29.1%	3,191,437
	Net Assets — 100.0%	$10,965,267

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $2,549,946.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

See accompanying notes to schedules of portfolio investments.

As of August 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,264,148
Aggregate gross unrealized depreciation	(474,418)
Net unrealized appreciation	$789,730
Federal income tax cost of investments	$6,984,100

Swap Agreements

Ultra Utilities had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. UtilitiesSM Index	$207,605	$152,099

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. UtilitiesSM Index	705,239	205,127

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. UtilitiesSM Index	13,520,429	2,774,730

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. UtilitiesSM Index	1,588,108	48,061

		$3,180,017

See accompanying notes to schedules of portfolio investments.

Ultra MSCI EAFE

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 7.2%
	Federal Home Loan Bank
$8,891	0.00%, due 09/01/11	$8,891
	U.S. Treasury Bill
500,000	0.00%, due 09/08/11	499,997
	Total U.S. Government & Agency Securities (Cost $508,889)	508,888

	Repurchase Agreements (a)(b) - 62.9%
4,432,147	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $4,432,151	4,432,147
	Total Repurchase Agreements (Cost $4,432,147)	4,432,147

	Total Investment Securities (Cost $4,941,036)† — 70.1%	4,941,035
	Other assets less liabilities — 29.9%	2,105,031
	Net Assets — 100.0%	$7,046,066

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $2,421,246.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

Ultra MSCI EAFE had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI EAFE Index®	$5,927,827	$195,567

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI EAFE Index®	367,099	1,050,548

Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index®	1,457,159	61,917

Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI EAFE Index®	1,493,601	228,906

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI EAFE Index®	848,799	149,367

Equity Index Swap Agreement with Societe Generale, based on the MSCI EAFE Index®	1,196,560	166,639

Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index®	2,765,366	251,984

		$2,104,928

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Emerging Markets

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Shares		Value
	Common Stock (a) - —%
	Machinery - —%

322	Duoyuan Global Water, Inc. (ADR)*^	$—

	Total Common Stocks (Cost $2,947)	—

Principal Amount
	U.S. Government & Agency Securities (a) - 13.4%
	Federal Home Loan Bank
$40,880	0.00%, due 09/01/11	40,880
	U.S. Treasury Bill
3,330,000	0.00%, due 09/08/11	3,329,999
	Total U.S. Government & Agency Securities (Cost $3,370,879)	3,370,879

	Repurchase Agreements (a)(b) - 66.7%
16,825,652	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $16,825,680	16,825,652
	Total Repurchase Agreements (Cost $16,825,652)	16,825,652

	Total Investment Securities (Cost $20,199,478) — 80.1%	20,196,531
	Other assets less liabilities — 19.9%	5,020,460
	Net Assets — 100.0%	$25,216,991

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At August 31, 2011, the value of these securities amounted to $— or 0.00% of net assets.
(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $7,298,311.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR	American Depositary Receipt

As of August 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(2,947)
Net unrealized depreciation	$(2,947)
Federal income tax cost of investments	$20,199,478

Swap Agreements††

Ultra MSCI Emerging Markets had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the MSCI Emerging Markets Index®	$4,744,258	$14,580

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Emerging Markets Index®	1,060,882	442,435

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Emerging Markets Index®	7,839,414	164,296

Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Emerging Markets Index®	3,851,019	79,724

Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI Emerging Markets Index®	8,430,751	716,066

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Emerging Markets Index®	7,386,897	629,602

Equity Index Swap Agreement with Societe Generale, based on the MSCI Emerging Markets Index®	14,213,071	1,209,065

Equity Index Swap Agreement with UBS AG, based on the MSCI Emerging Markets Index®	2,966,004	1,800,033

		$5,055,801

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Europe

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 26.4%
	Federal Home Loan Bank
$2,628	0.00%, due 09/01/11	$2,628
	U.S. Treasury Bill
760,000	0.00%, due 09/08/11	760,000
	Total U.S. Government & Agency Securities (Cost $762,628)	762,628

	Repurchase Agreements (a)(b) - 48.5%
1,400,560	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $1,400,561	1,400,560
	Total Repurchase Agreements (Cost $1,400,560)	1,400,560

	Total Investment Securities (Cost $2,163,188)† — 74.9%	2,163,188
	Other assets less liabilities — 25.1%	726,349
	Net Assets — 100.0%	$2,889,537

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $1,486,280.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

Ultra MSCI Europe had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Europe Index®	$613,851	$19,807

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Europe Index®	82,872	189,550

Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Europe Index®	1,456,869	13,669

Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI Europe Index®	2,449,849	206,178

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Europe Index®	208,241	175,003

Equity Index Swap Agreement with Societe Generale, based on the MSCI Europe Index®	487,839	81,492

Equity Index Swap Agreement with UBS AG, based on the MSCI Europe Index®	482,625	44,410

		$730,109

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Pacific ex-Japan

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.1%
	Federal Home Loan Bank
$5,140	0.00%, due 09/01/11	$5,140
	Total U.S. Government & Agency Security (Cost $5,140)	5,140

	Repurchase Agreements (a)(b) - 73.1%
2,398,191	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $2,398,193	2,398,191
	Total Repurchase Agreements (Cost $2,398,191)	2,398,191

	Total Investment Securities (Cost $2,403,331)† — 73.2%	2,403,331
	Other assets less liabilities — 26.8%	879,286
	Net Assets — 100.0%	$3,282,617

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $1,079,532.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

Ultra MSCI Pacific ex-Japan had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Pacific ex-Japan Index®	$1,282,778	$(27,221)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Pacific ex-Japan Index®	1,134,502	52,477

Equity Index Swap Agreement with Societe Generale, based on the MSCI Pacific ex-Japan Index®	1,787,269	294,345

Equity Index Swap Agreement with UBS AG, based on the MSCI Pacific ex-Japan Index®	2,367,950	559,639

		$879,240

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Brazil

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.2%
	Federal Home Loan Bank
$28,857	0.00%, due 09/01/11	$28,857
	Total U.S. Government & Agency Security (Cost $28,857)	28,857

	Repurchase Agreements (a)(b) - 102.9%
15,674,992	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $15,675,017	15,674,992
	Total Repurchase Agreements (Cost $15,674,992)	15,674,992

	Total Investment Securities (Cost $15,703,849)† — 103.1%	15,703,849
	Liabilities in excess of other assets — (3.1%)	(473,913)
	Net Assets — 100.0%	$15,229,936

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $8,272,189.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

Ultra MSCI Brazil had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Brazil Index®	$12,565,979	$(1,180,559)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Brazil Index®	9,711,017	(1,046,010)

Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI Brazil Index®	2,968,841	(207,649)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Brazil Index®	3,122,650	(218,907)

Equity Index Swap Agreement with Societe Generale, based on the MSCI Brazil Index®	1,208,079	541,354

Equity Index Swap Agreement with UBS AG, based on the MSCI Brazil Index®	883,327	380,442

		$(1,731,329)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra FTSE China 25

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 27.4%
	Federal Home Loan Bank
$47,139	0.00%, due 09/01/11	$47,139
	U.S. Treasury Bill
8,000,000	0.00%, due 09/08/11	7,999,997
	Total U.S. Government & Agency Securities (Cost $8,047,136)	8,047,136

	Repurchase Agreements (a)(b) - 79.0%
23,196,569	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $23,196,607	23,196,569
	Total Repurchase Agreements (Cost $23,196,569)	23,196,569

	Total Investment Securities (Cost $31,243,705)† — 106.4%	31,243,705
	Liabilities in excess of other assets — (6.4%)	(1,872,486)
	Net Assets — 100.0%	$29,371,219

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $15,678,698.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

Ultra FTSE China 25 had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the FTSE China 25 Index®	$1,555,940	$3,324,878

Equity Index Swap Agreement with Deutsche Bank AG, based on the FTSE China 25 Index®	4,516,714	(803,343)

Equity Index Swap Agreement with Goldman Sachs International, based on the FTSE China 25 Index®	7,070,591	(2,130,112)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the FTSE China 25 Index®	4,097,723	559,841

Equity Index Swap Agreement with Societe Generale, based on the FTSE China 25 Index®	30,653,592	(2,047,201)

Equity Index Swap Agreement with UBS AG, based on the FTSE China 25 Index®	10,802,969	(730,137)

		$(1,826,074)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Japan

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.2%
	Federal Home Loan Bank
$57,350	0.00%, due 09/01/11	$57,350
	Total U.S. Government & Agency Security (Cost $57,350)	57,350

	Repurchase Agreements (a)(b) - 91.4%
28,192,218	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $28,192,265	28,192,218
	Total Repurchase Agreements (Cost $28,192,218)	28,192,218

	Total Investment Securities (Cost $28,249,568)† — 91.6%	28,249,568
	Other assets less liabilities — 8.4%	2,574,965
	Net Assets — 100.0%	$30,824,533

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $13,479,767.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

Ultra MSCI Japan had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Japan Index®	$20,633,320	$(2,706,368)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Japan Index®	2,926,023	3,476,418

Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI Japan Index®	5,116,041	1,296,723

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Japan Index®	2,347,957	2,498,730

Equity Index Swap Agreement with Societe Generale, based on the MSCI Japan Index®	22,190,872	(1,854,968)

Equity Index Swap Agreement with UBS AG, based on the MSCI Japan Index®	8,310,710	(96,933)

		$2,613,602

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Mexico Investable Market

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.2%
	Federal Home Loan Bank
$3,015	0.00%, due 09/01/11	$3,015
	Total U.S. Government & Agency Security (Cost $3,015)	3,015

	Repurchase Agreements (a)(b) - 64.0%
1,155,225	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $1,155,226	1,155,225
	Total Repurchase Agreements (Cost $1,155,225)	1,155,225

	Total Investment Securities (Cost $1,158,240)† — 64.2%	1,158,240
	Other assets less liabilities — 35.8%	646,530
	Net Assets — 100.0%	$1,804,770

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $381,778.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

Ultra MSCI Mexico Investable Market had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Mexico Investable Market Index®	$420,588	$22,395

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Mexico Investable Market Index®	702,286	52,346

Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI Mexico Investable Market Index®	1,232,010	139,492

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Mexico Investable Market Index®	94,752	8,868

Equity Index Swap Agreement with Societe Generale, based on the MSCI Mexico Investable Market Index®	708,572	74,296

Equity Index Swap Agreement with UBS AG, based on the MSCI Mexico Investable Market Index®	448,086	347,363

		$644,760

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra 7-10 Year Treasury

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Treasury Obligations (a) - 62.0%

	U.S. Treasury Bonds
$362,000	9.00%, due 11/15/18	$548,289
677,000	8.88%, due 02/15/19	1,027,268
765,700	8.13%, due 08/15/19	1,133,087
328,500	8.50%, due 02/15/20	501,129
227,500	8.75%, due 05/15/20	352,838
511,500	8.75%, due 08/15/20	797,500
381,600	7.88%, due 02/15/21	572,445
363,900	8.13%, due 05/15/21	556,412
472,500	8.13%, due 08/15/21	725,435
		6,214,403
	U.S. Treasury Notes
3,072,800	3.75%, due 11/15/18	3,534,920
3,889,700	2.75%, due 02/15/19	4,197,229
4,294,500	3.13%, due 05/15/19	4,743,410
3,251,500	3.63%, due 08/15/19	3,706,329
4,789,900	3.38%, due 11/15/19	5,360,572
6,288,700	3.63%, due 02/15/20	7,150,448
5,467,000	3.50%, due 05/15/20	6,154,005
6,532,900	2.63%, due 08/15/20	6,851,124
6,572,400	2.63%, due 11/15/20	6,867,901
6,515,700	3.63%, due 02/15/21	7,356,887
6,595,600	3.13%, due 05/15/21	7,145,405
2,398,400	2.13%, due 08/15/21	2,378,726
		65,446,956
	Total U.S. Treasury Obligations (Cost $68,864,380)	71,661,359

	U.S. Government & Agency Securities (a) - 3.6%
	Federal Home Loan Bank
114,282	0.00%, due 09/01/11	114,282
	U.S. Treasury Bill
4,000,000	0.00%, due 09/08/11	3,999,997
	Total U.S. Government & Agency Securities (Cost $4,114,279)	4,114,279

	Repurchase Agreements (a)(b) - 26.7%
30,885,288	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $30,885,351	30,885,288
	Total Repurchase Agreements (Cost $30,885,288)	30,885,288

	Total Investment Securities (Cost $103,863,947) — 92.3%	106,660,926
	Other assets less liabilities — 7.7%	8,873,585
	Net Assets — 100.0%	$115,534,511

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $4,175,632.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,800,677
Aggregate gross unrealized depreciation	(4,820)
Net unrealized appreciation	$2,795,857
Federal income tax cost of investments	$103,865,069

Futures Contracts Purchased

Ultra 7-10 Year Treasury had the following open long futures contracts as of August 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

U.S. 7-10 Year Note Futures Contracts	15	12/20/11	$1,935,469	$5,957

Cash collateral in the amount of $41,039 was pledged to cover margin requirements for open futures contracts as of August 31, 2011.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra 7-10 Year Treasury had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	$80,678,682	$6,421,689

Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	26,973,599	429,976

Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	34,377,634	965,422

Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	15,475,707	338,022

		$8,155,109

See accompanying notes to schedules of portfolio investments.

Ultra 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Treasury Obligations (a) - 12.6%

	U.S. Treasury Bonds
$89,300	4.50%, due 02/15/36	$105,060
51,500	4.75%, due 02/15/37	62,669
52,600	5.00%, due 05/15/37	66,403
54,700	4.38%, due 02/15/38	62,837
67,300	4.50%, due 05/15/38	78,815
90,300	3.50%, due 02/15/39	89,122
109,700	4.25%, due 05/15/39	123,207
120,800	4.50%, due 08/15/39	141,204
146,600	4.38%, due 11/15/39	167,857
148,900	4.63%, due 02/15/40	177,470
150,200	4.38%, due 05/15/40	171,909
158,100	3.88%, due 08/15/40	166,252
156,500	4.25%, due 11/15/40	175,524
141,500	4.75%, due 02/15/41	172,143
158,600	4.38%, due 05/15/41	181,808
60,400	3.75%, due 08/15/41	62,151
		2,004,431
	Total U.S. Treasury Obligations (Cost $1,697,614)	2,004,431

	U.S. Government & Agency Security (a) - 0.2%
	Federal Home Loan Bank
32,684	0.00%, due 09/01/11	32,684
	Total U.S. Government & Agency Security (Cost $32,684)	32,684

	Repurchase Agreements (a)(b) - 60.6%
9,636,991	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $9,637,012	9,636,991
	Total Repurchase Agreements (Cost $9,636,991)	9,636,991

	Total Investment Securities (Cost $11,367,289) — 73.4%	11,674,106
	Other assets less liabilities — 26.6%	4,229,045
	Net Assets — 100.0%	$15,903,151

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $1,252,216.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of August 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$308,387
Aggregate gross unrealized depreciation	(1,570)
Net unrealized appreciation	$306,817
Federal income tax cost of investments	$11,367,289

Futures Contracts Purchased

Ultra 20+ Year Treasury had the following open long futures contracts as of August 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation

U.S.Long Bond Futures Contracts	10	12/20/11	$1,360,313	$(1,589)

Cash collateral in the amount of $48,263 was pledged to cover margin requirements for open futures contracts as of August 31, 2011.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra 20+ Year Treasury had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	$65,198	$924,671

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	738,459	2,860,561

Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	16,992,827	590,601

Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	11,125,705	(375,084)

		$4,000,749

See accompanying notes to schedules of portfolio investments.

Ultra High Yield

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.3%
	Federal Home Loan Bank
$10,849	0.00%, due 09/01/11	$10,849
	Total U.S. Government & Agency Security (Cost $10,849)	10,849

	Repurchase Agreements (a)(b) - 105.0%
3,987,060	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $3,987,068	3,987,060
	Total Repurchase Agreements (Cost $3,987,060)	3,987,060

	Total Investment Securities (Cost $3,997,909)† — 105.3%	3,997,909
	Liabilities in excess of other assets — (5.3%)	(199,570)
	Net Assets — 100.0%	$3,798,339

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $1,204,062.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

Ultra High Yield had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Markit iBoxx® $ Liquid High Yield Index	$4,309,586	$(89,621)

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Markit iBoxx® $ Liquid High Yield Index	3,315,216	(98,911)

		$(188,532)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra Investment Grade Corporate

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 11.6%
	Federal Home Loan Bank
$4,838	0.00%, due 09/01/11	$4,838
	U.S. Treasury Bill
250,000	0.00%, due 09/08/11	249,999
	Total U.S. Government & Agency Securities (Cost $254,837)	254,837

	Repurchase Agreements (a)(b) - 72.1%
1,578,014	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $1,578,015	1,578,014
	Total Repurchase Agreements (Cost $1,578,014)	1,578,014

	Total Investment Securities
	(Cost $1,832,851)† — 83.7%	1,832,851
	Other assets less liabilities — 16.3%	356,794
	Net Assets — 100.0%	$2,189,645

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $357,021.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

Ultra Investment Grade Corporate had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Markit iBoxx® $ Liquid Investment Grade Index	$200,200	$146

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Markit iBoxx® $ Liquid Investment Grade Index	4,057,156	192,710

Bond Index Swap Agreement with Goldman Sachs International, based on the Markit iBoxx® $ Liquid Investment Grade Index	114,221	171,611

		$364,467

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Short QQQ®

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 10.6%
	Federal Home Loan Bank
$863,205	0.00%, due 09/01/11	$863,205
	U.S. Treasury Bill
30,000,000	0.00%, due 09/08/11	29,999,963
	Total U.S. Government & Agency Securities (Cost $30,863,173)	30,863,168

	Repurchase Agreements (a)(b) - 89.8%
262,600,125	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $262,600,651	262,600,125
	Total Repurchase Agreements (Cost $262,600,125)	262,600,125

	Total Investment Securities (Cost $293,463,298)† — 100.4%	293,463,293
	Liabilities in excess of other assets — (0.4%)	(1,183,878)
	Net Assets — 100.0%	$292,279,415

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $48,708,843.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

Short QQQ® had the following open short futures contracts as of August 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	1,239	09/16/11	$55,587,735	$626,583

Cash collateral in the amount of $3,832,140 was pledged to cover margin requirements for open futures contracts as of August 31, 2011.

Swap Agreements

Short QQQ® had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100® Index	$(6,918,436)	$(1,774,173)

Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	(11,754,228)	(822,439)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ-100® Index	(686,499)	(56,146)

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	(21,148,484)	(3,181,448)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	(34,263,061)	(4,516,255)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100® Index	(35,398,528)	(5,777,358)

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	(64,362,325)	(989,157)

Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	(62,172,240)	(2,113,945)

		$(19,230,921)

See accompanying notes to schedules of portfolio investments.

Short Dow30SM

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 4.1%
	Federal Home Loan Bank
$905,304	0.00%, due 09/01/11	$905,304
	U.S. Treasury Bill
10,000,000	0.00%, due 09/08/11	9,999,989
	Total U.S. Government & Agency Securities (Cost $10,905,294)	10,905,293

	Repurchase Agreements (a)(b) - 98.8%
262,538,459	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $262,538,996	262,538,459
	Total Repurchase Agreements (Cost $262,538,459)	262,538,459

	Total Investment Securities (Cost $273,443,753)† — 102.9%	273,443,752
	Liabilities in excess of other assets — (2.9%)	(7,721,703)
	Net Assets — 100.0%	$265,722,049

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $35,587,251.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of August 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	707	09/16/11	$41,013,070	$2,294,760

Cash collateral in the amount of $3,571,005 was pledged to cover margin requirements for open futures contracts as of August 31, 2011.

Swap Agreements

Short Dow30SM had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$(14,119,357)	$(1,062,501)

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	(31,648,492)	(2,731,550)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones Industrial AverageSM Index	(1,293,837)	(93,723)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	(14,478,080)	(2,243,909)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	(19,231,754)	(2,928,535)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	(112,595,085)	(3,398,133)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	(31,323,600)	1,694,077

		$(10,764,274)

See accompanying notes to schedules of portfolio investments.

Short S&P500®

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 5.1%
	Federal Home Loan Bank
$6,927,913	0.00%, due 09/01/11	$6,927,913
	U.S. Treasury Bill
98,000,000	0.00%, due 09/08/11	97,999,910
	Total U.S. Government & Agency Securities (Cost $104,927,831)	104,927,823

	Repurchase Agreements (a)(b) - 101.7%
2,077,895,431	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $2,077,899,631	2,077,895,431
	Total Repurchase Agreements (Cost $2,077,895,431)	2,077,895,431

	Total Investment Securities
	(Cost $2,182,823,262)† — 106.8%	2,182,823,254
	Liabilities in excess of other assets — (6.8%)	(139,384,813)
	Net Assets — 100.0%	$2,043,438,441

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $373,346,614.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of August 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	2,950	09/16/11	$179,544,375	$9,847,521

Cash collateral in the amount of $15,471,225 was pledged to cover margin requirements for open futures contracts as of August 31, 2011.

Swap Agreements

Short S&P500® had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$(620,473,139)	$49,127,091

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	(111,974,092)	(9,082,673)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(267,709,291)	(38,439,679)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	(281,839,241)	(36,927,201)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	(67,503,177)	2,067,400

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	(76,809,363)	(14,198,629)

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(437,575,274)	(78,453,043)

		$(125,906,734)

See accompanying notes to schedules of portfolio investments.

Short MidCap400

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.4%
	Federal Home Loan Bank
$143,196	0.00%, due 09/01/11	$143,196
	Total U.S. Government & Agency Security (Cost $143,196)	143,196

	Repurchase Agreements (a)(b) - 110.6%
45,843,520	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $45,843,610	45,843,520
	Total Repurchase Agreements (Cost $45,843,520)	45,843,520

	Total Investment Securities (Cost $45,986,716)† — 111.0%	45,986,716
	Liabilities in excess of other assets — (11.0%)	(4,544,552)
	Net Assets — 100.0%	$41,442,164

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $9,108,372.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of August 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	83	09/16/11	$7,259,180	$300,080

Cash collateral in the amount of $604,581 was pledged to cover margin requirements for open futures contracts as of August 31, 2011.

Swap Agreements

Short MidCap400 had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400™ Index	$(4,390,526)	$123,381

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400™ Index	(5,877,525)	(574,421)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400™ Index	(5,146,545)	(1,278,996)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400™ Index	(5,896,565)	(696,518)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400™ Index	(5,927,057)	(1,174,841)

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400™ Index	(6,945,087)	(1,497,683)

		$(5,099,078)

See accompanying notes to schedules of portfolio investments.

Short SmallCap600

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.4%
	Federal Home Loan Bank
$170,456	0.00%, due 09/01/11	$170,456
	Total U.S. Government & Agency Security (Cost $170,456)	170,456

	Repurchase Agreements (a)(b) - 110.7%
56,353,623	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $56,353,734	56,353,623
	Total Repurchase Agreements (Cost $56,353,623)	56,353,623

	Total Investment Securities (Cost $56,524,079)† — 111.1%	56,524,079
	Liabilities in excess of other assets — (11.1%)	(5,629,567)
	Net Assets — 100.0%	$50,894,512

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $12,625,289.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

Short SmallCap600 had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600™ Index	$(10,163,618)	$289,030

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600™ Index	(14,822,782)	(1,446,720)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600™ Index	(8,446,244)	(2,466,238)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P SmallCap 600™ Index	(6,486,355)	(1,035,883)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P SmallCap 600™ Index	(7,985,678)	(811,948)

Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600™ Index	(3,002,448)	(98,893)

		$(5,570,652)

See accompanying notes to schedules of portfolio investments.

Short Russell2000

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.3%
	Federal Home Loan Bank
$1,619,964	0.00%, due 09/01/11	$1,619,964
	Total U.S. Government & Agency Security (Cost $1,619,964)	1,619,964

	Repurchase Agreements (a)(b) - 101.2%
503,930,216	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $503,931,219	503,930,216
	Total Repurchase Agreements (Cost $503,930,216)	503,930,216

	Total Investment Securities (Cost $505,550,180)† — 101.5%	505,550,180
	Liabilities in excess of other assets — (1.5%)	(7,628,817)
	Net Assets — 100.0%	$497,921,363

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $88,349,087.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of August 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	454	09/16/11	$32,919,540	$4,203,478

Cash collateral in the amount of $3,554,820 was pledged to cover margin requirements for open futures contracts as of August 31, 2011.

Swap Agreements

Short Russell2000 had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$(122,194,194)	$(16,090,065)

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	(70,997,349)	(2,734,022)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	(6,441,141)	(681,077)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(166,689,908)	(19,189,488)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(77,627,422)	4,511,540

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	(21,060,956)	1,741,712

		$(32,441,400)

See accompanying notes to schedules of portfolio investments.

UltraShort QQQ®

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 8.0%
	Federal Home Loan Bank
$1,298,897	0.00%, due 09/01/11	$1,298,897
	U.S. Treasury Bill
50,000,000	0.00%, due 09/08/11	49,999,910
	Total U.S. Government & Agency Securities (Cost $51,298,819)	51,298,807

	Repurchase Agreements (a)(b) - 89.7%
576,090,744	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $576,091,743	576,090,744
	Total Repurchase Agreements (Cost $576,090,744)	576,090,744

	Total Investment Securities (Cost $627,389,563)† — 97.7%	627,389,551
	Other assets less liabilities — 2.3%	15,074,788
	Net Assets — 100.0%	$642,464,339

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $259,834,183.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort QQQ® had the following open short futures contracts as of August 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	2,451	09/16/11	$109,964,115	$4,722,994

Cash collateral in the amount of $7,733,895 was pledged to cover margin requirements for open futures contracts as of August 31, 2011.

Swap Agreements

UltraShort QQQ® had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100® Index	$(34,396,106)	$(11,993,496)

Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	(179,227,033)	(21,317,803)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ-100® Index	(3,238,913)	(264,898)

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	(70,351,801)	(9,368,085)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	(62,495,941)	(16,059,326)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100® Index	(88,496,320)	(14,443,396)

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	(202,662,473)	(3,114,632)

Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	(534,143,684)	16,754,754

		$(59,806,882)

See accompanying notes to schedules of portfolio investments.

UltraShort Dow30SM

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 12.3%
	Federal Home Loan Bank
$660,878	0.00%, due 09/01/11	$660,878
	U.S. Treasury Bill
40,000,000	0.00%, due 09/08/11	39,999,957
	Total U.S. Government & Agency Securities (Cost $40,660,839)	40,660,835

	Repurchase Agreements (a)(b) - 89.1%
295,639,754	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $295,640,265	295,639,754
	Total Repurchase Agreements (Cost $295,639,754)	295,639,754

	Total Investment Securities (Cost $336,300,593)† — 101.4%	336,300,589
	Liabilities in excess of other assets — (1.4%)	(4,652,961)
	Net Assets — 100.0%	$331,647,628

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $134,479,879.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of August 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	482	09/16/11	$27,960,820	$2,333,429

Cash collateral in the amount of $2,762,655 was pledged to cover margin requirements for open futures contracts as of August 31, 2011.

Swap Agreements

UltraShort Dow30SM had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$(20,067,087)	$(2,960,593)

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	(105,494,972)	(9,105,167)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones Industrial AverageSM Index	(6,718,575)	(486,682)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	(50,375,168)	(7,686,966)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	(20,507,754)	(6,316,571)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	(142,635,469)	(4,304,755)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	(289,550,230)	15,659,768

		$(15,200,966)

See accompanying notes to schedules of portfolio investments.

UltraShort S&P500®

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 7.7%
	Federal Home Loan Bank
$5,806,724	0.00%, due 09/01/11	$5,806,724
	U.S. Treasury Bill
179,250,000	0.00%, due 09/08/11	179,249,824
	Total U.S. Government & Agency Securities (Cost $185,056,569)	185,056,548

	Repurchase Agreements (a)(b) - 85.8%
2,045,802,088	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $2,045,805,954	2,045,802,088
	Total Repurchase Agreements (Cost $2,045,802,088)	2,045,802,088

	Total Investment Securities (Cost $2,230,858,657)† — 93.5%	2,230,858,636
	Other assets less liabilities — 6.5%	154,052,087
	Net Assets — 100.0%	$2,384,910,723

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $735,365,068.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of August 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	2,916	09/16/11	$177,475,050	$12,850,522

Cash collateral in the amount of $16,769,114 was pledged to cover margin requirements for open futures contracts as of August 31, 2011.

Swap Agreements

UltraShort S&P500® had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$(2,021,369,451)	$201,877,538

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	(259,478,050)	(22,178,082)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(628,774,025)	(70,298,084)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	(673,154,515)	(94,678,501)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	(216,500,572)	6,630,698

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	(46,961,112)	(15,110,368)

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(718,281,462)	13,538,219

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	(27,834,264)	(2,327,218)

		$17,454,202

See accompanying notes to schedules of portfolio investments.

UltraShort Russell3000

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.3%
	Federal Home Loan Bank
$5,471	0.00%, due 09/01/11	$5,471
	Total U.S. Government & Agency Security (Cost $5,471)	5,471

	Repurchase Agreements (a)(b) - 119.1%
2,742,630	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $2,742,635	2,742,630
	Total Repurchase Agreements (Cost $2,742,630)	2,742,630

	Total Investment Securities (Cost $2,748,101)† — 119.4%	2,748,101
	Liabilities in excess of other assets — (19.4%)	(445,611)
	Net Assets — 100.0%	$2,302,490

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $1,339,079.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell3000 had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 3000® Index	$(47,052)	$(4,170)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 3000® Index	(2,529,118)	(329,115)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 3000® Index	(755,241)	73,232

Equity Index Swap Agreement with UBS AG, based on the Russell 3000® Index	(1,274,031)	(189,981)

		$(450,034)

See accompanying notes to schedules of portfolio investments.

UltraShort MidCap400

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.3%
	Federal Home Loan Bank
$124,549	0.00%, due 09/01/11	$124,549
	Total U.S. Government & Agency Security (Cost $124,549)	124,549

	Repurchase Agreements (a)(b) - 117.6%
47,494,746	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $47,494,833	47,494,746
	Total Repurchase Agreements (Cost $47,494,746)	47,494,746

	Total Investment Securities (Cost $47,619,295)† — 117.9%	47,619,295
	Liabilities in excess of other assets — (17.9%)	(7,219,942)
	Net Assets — 100.0%	$40,399,353

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $15,543,383.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of August 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	104	09/16/11	$9,095,840	$563,553

Cash collateral in the amount of $794,391 was pledged to cover margin requirements for open futures contracts as of August 31, 2011.

Swap Agreements

UltraShort MidCap400 had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400™ Index	$(3,515,668)	$62,602

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400™ Index	(14,626,284)	(1,583,717)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400™ Index	(11,517,290)	(3,057,893)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400™ Index	(3,697,581)	114,013

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400™ Index	(9,992,902)	(2,502,155)

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400™ Index	(28,356,742)	(957,684)

		$(7,924,834)

See accompanying notes to schedules of portfolio investments.

UltraShort SmallCap600

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.3%
	Federal Home Loan Bank
$89,345	0.00%, due 09/01/11	$89,345
	Total U.S. Government & Agency Security (Cost $89,345)	89,345

	Repurchase Agreements (a)(b) - 125.6%
39,028,305	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $39,028,374	39,028,305
	Total Repurchase Agreements (Cost $39,028,305)	39,028,305

	Total Investment Securities (Cost $39,117,650)† — 125.9%	39,117,650
	Liabilities in excess of other assets — (25.9%)	(8,049,989)
	Net Assets — 100.0%	$31,067,661

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $16,107,931.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort SmallCap600 had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600™ Index	$(8,124,211)	$(724,856)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600™ Index	(13,520,479)	(1,299,697)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600™ Index	(20,684,989)	(4,759,176)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P SmallCap 600™ Index	(3,065,911)	171,009

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P SmallCap 600™ Index	(8,042,049)	(1,117,829)

Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600™ Index	(8,710,804)	(286,913)

		$(8,017,462)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.2%
	Federal Home Loan Bank
$981,976	0.00%, due 09/01/11	$981,976
	Total U.S. Government & Agency Security (Cost $981,976)	981,976

	Repurchase Agreements (a)(b) - 100.1%
418,102,153	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $418,102,889	418,102,153
	Total Repurchase Agreements (Cost $418,102,153)	418,102,153

	Total Investment Securities (Cost $419,084,129)† — 100.3%	419,084,129
	Liabilities in excess of other assets — (0.3%)	(1,233,028)
	Net Assets — 100.0%	$417,851,101

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $166,188,655.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of August 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	463	09/16/11	$33,572,130	$5,083,949

Cash collateral in the amount of $3,695,760 was pledged to cover margin requirements for open futures contracts as of August 31, 2011.

Swap Agreements

UltraShort Russell2000 had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$(173,787,873)	$(32,172,458)

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	(60,854,870)	(2,343,448)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	(1,505,805)	(159,222)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(168,527,672)	(30,478,365)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(210,877,281)	12,255,738

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	(186,613,063)	(1,907,750)

		$(54,805,505)

See accompanying notes to schedules of portfolio investments.

UltraPro Short QQQ®

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 18.8%
	Federal Home Loan Bank
$186,873	0.00%, due 09/01/11	$186,873
	U.S. Treasury Bill
17,000,000	0.00%, due 09/08/11	16,999,982
	Total U.S. Government & Agency Securities (Cost $17,186,856)	17,186,855

	Repurchase Agreements (a)(b) - 104.1%
95,154,137	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $95,154,294	95,154,137
	Total Repurchase Agreements (Cost $95,154,137)	95,154,137

	Total Investment Securities (Cost $112,340,993)† — 122.9%	112,340,992
	Liabilities in excess of other assets — (22.9%)	(20,937,801)
	Net Assets — 100.0%	$91,403,191

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $60,099,163.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short QQQ® had the following open short futures contracts as of August 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	408	09/16/11	$18,304,920	$404,660

Cash collateral in the amount of $1,153,620 was pledged to cover margin requirements for open futures contracts as of August 31, 2011.

Swap Agreements

UltraPro Short QQQ® had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100® Index	$(24,147,150)	$(4,984,564)

Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	(39,029,987)	(6,418,998)

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	(45,482,990)	(257,882)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	(53,029,632)	(7,853,920)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100® Index	(53,097,792)	(407,863)

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	(41,132,625)	(6,805,352)

		$(26,728,579)

See accompanying notes to schedules of portfolio investments.

UltraPro Short Dow30SM

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 24.1%
	Federal Home Loan Bank
$82,802	0.00%, due 09/01/11	$82,802
	U.S. Treasury Bill
9,000,000	0.00%, due 09/08/11	8,999,992
	Total U.S. Government & Agency Securities (Cost $9,082,795)	9,082,794

	Repurchase Agreements (a)(b) - 98.8%
37,240,556	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $37,240,621	37,240,556
	Total Repurchase Agreements (Cost $37,240,556)	37,240,556

	Total Investment Securities (Cost $46,323,351)† — 122.9%	46,323,350
	Liabilities in excess of other assets — (22.9%)	(8,640,593)
	Net Assets — 100.0%	$37,682,757

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $24,266,858.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short Dow30SM had the following open short futures contracts as of August 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	58	09/16/11	$3,364,580	$294,205

Cash collateral in the amount of $451,725 was pledged to cover margin requirements for open futures contracts as of August 31, 2011.

Swap Agreements

UltraPro Short Dow30SM had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$(18,972,835)	$(1,898,992)

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	(20,335,704)	(2,901,733)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	(23,533,147)	(166,330)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	(39,274,167)	(3,037,411)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	(7,567,364)	(1,015,817)

		$(9,020,283)

See accompanying notes to schedules of portfolio investments.

UltraPro Short S&P500®

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 12.2%
	Federal Home Loan Bank
$651,900	0.00%, due 09/01/11	$651,900
	U.S. Treasury Bill
42,000,000	0.00%, due 09/08/11	41,999,955
	Total U.S. Government & Agency Securities (Cost $42,651,859)	42,651,855

	Repurchase Agreements (a)(b) - 92.2%
321,545,887	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $321,546,426	321,545,887
	Total Repurchase Agreements (Cost $321,545,887)	321,545,887

	Total Investment Securities (Cost $364,197,746)† — 104.4%	364,197,742
	Liabilities in excess of other assets — (4.4%)	(15,278,850)
	Net Assets — 100.0%	$348,918,892

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $188,827,184.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short S&P500® had the following open short futures contracts as of August 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	777	09/16/11	$47,290,163	$2,863,518

Cash collateral in the amount of $3,714,975 was pledged to cover margin requirements for open futures contracts as of August 31, 2011.

Swap Agreements

UltraPro Short S&P500® had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$(326,950,619)	$6,611,091

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	(94,873,240)	(8,992,771)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(104,110,954)	(8,008,890)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	(121,988,360)	(19,900,145)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	(143,207,761)	13,993,992

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	(35,497,218)	(5,105,712)

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(172,859,339)	(30,992,019)

		$(52,394,454)

See accompanying notes to schedules of portfolio investments.

UltraPro Short MidCap400

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.2%
	Federal Home Loan Bank
$13,005	0.00%, due 09/01/11	$13,005
	Total U.S. Government & Agency Security (Cost $13,005)	13,005

	Repurchase Agreements (a)(b) - 133.5%
10,713,170	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $10,713,186	10,713,170
	Total Repurchase Agreements (Cost $10,713,170)	10,713,170

	Total Investment Securities (Cost $10,726,175)† — 133.7%	10,726,175
	Liabilities in excess of other assets — (33.7%)	(2,703,556)
	Net Assets — 100.0%	$8,022,619

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $7,377,019.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short MidCap400 had the following open short futures contracts as of August 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	20	09/16/11	$1,749,200	$211,547

Cash collateral in the amount of $168,720 was pledged to cover margin requirements for open futures contracts as of August 31, 2011.

Swap Agreements

UltraPro Short MidCap400 had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400™ Index	$(11,173)	$(1,287)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400™ Index	(11,995,052)	(2,457,881)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400™ Index	(1,712,002)	(255,841)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400™ Index	(5,541,535)	(1,530,507)

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400™ Index	(3,060,044)	218,477

		$(4,027,039)

See accompanying notes to schedules of portfolio investments.

UltraPro Short Russell2000

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.2%
	Federal Home Loan Bank
$75,324	0.00%, due 09/01/11	$75,324
	Total U.S. Government & Agency Security (Cost $75,324)	75,324

	Repurchase Agreements (a)(b) - 116.5%
50,907,140	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $50,907,219	50,907,140
	Total Repurchase Agreements (Cost $50,907,140)	50,907,140

	Total Investment Securities (Cost $50,982,464)† — 116.7%	50,982,464
	Liabilities in excess of other assets — (16.7%)	(7,308,544)
	Net Assets — 100.0%	$43,673,920

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $31,583,637.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short Russell2000 had the following open short futures contracts as of August 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	84	09/16/11	$6,090,840	$891,368

Cash collateral in the amount of $657,720 was pledged to cover margin requirements for open futures contracts as of August 31, 2011.

Swap Agreements

UltraPro Short Russell2000 had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$(58,378,000)	$(8,020,224)

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	(21,417,935)	(2,232,089)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(31,155,830)	(114,584)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(13,983,821)	(1,557,397)

		$(11,924,294)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell1000 Value

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.2%
	Federal Home Loan Bank
$5,796	0.00%, due 09/01/11	$5,796
	Total U.S. Government & Agency Security (Cost $5,796)	5,796

	Repurchase Agreements (a)(b) - 106.1%
2,680,089	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $2,680,092	2,680,089
	Total Repurchase Agreements (Cost $2,680,089)	2,680,089

	Total Investment Securities (Cost $2,685,885)† — 106.3%	2,685,885
	Liabilities in excess of other assets — (6.3%)	(159,762)
	Net Assets — 100.0%	$2,526,123

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $1,193,266.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell1000 Value had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Value Index	$(18,020)	$(1,595)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Value Index	(1,795,810)	(348,648)

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Value Index	(942,953)	(23,996)

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Value Index	(2,291,333)	218,566

		$(155,673)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell1000 Growth

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.2%
	Federal Home Loan Bank
$7,644	0.00%, due 09/01/11	$7,644
	Total U.S. Government & Agency Security (Cost $7,644)	7,644

	Repurchase Agreements (a)(b) - 114.1%
3,590,971	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $3,590,977	3,590,971
	Total Repurchase Agreements (Cost $3,590,971)	3,590,971

	Total Investment Securities (Cost $3,598,615)† — 114.3%	3,598,615
	Liabilities in excess of other assets — (14.3%)	(450,888)
	Net Assets — 100.0%	$3,147,727

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $1,630,062.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell1000 Growth had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Growth Index	$(7,970)	$(682)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Growth Index	(1,248,587)	(465,795)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 1000® Growth Index	(1,969,439)	(17,413)

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Growth Index	(1,775,766)	(35,325)

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Growth Index	(1,294,640)	73,323

		$(445,892)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell MidCap Value

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.3%
	Federal Home Loan Bank
$5,469	0.00%, due 09/01/11	$5,469
	Total U.S. Government & Agency Security (Cost $5,469)	5,469

	Repurchase Agreements (a)(b) - 123.4%
2,607,894	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $2,607,900	2,607,894
	Total Repurchase Agreements (Cost $2,607,894)	2,607,894

	Total Investment Securities (Cost $2,613,363)† — 123.7%	2,613,363
	Liabilities in excess of other assets — (23.7%)	(500,275)
	Net Assets — 100.0%	$2,113,088

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $1,204,973.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell MidCap Value had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Value Index	$(17,302)	$(1,862)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Value Index	(1,288,329)	(346,976)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell Midcap® Value Index	(1,275,421)	(104,907)

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Value Index	(1,172,858)	(90,163)

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Value Index	(468,059)	44,461

		$(499,447)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell MidCap Growth

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.2%
	Federal Home Loan Bank
$5,168	0.00%, due 09/01/11	$5,168
	Total U.S. Government & Agency Security (Cost $5,168)	5,168

	Repurchase Agreements (a)(b) - 114.3%
3,316,015	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $3,316,021	3,316,015
	Total Repurchase Agreements (Cost $3,316,015)	3,316,015

	Total Investment Securities (Cost $3,321,183)† — 114.5%	3,321,183
	Liabilities in excess of other assets — (14.5%)	(420,362)
	Net Assets — 100.0%	$2,900,821

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $1,990,191.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell MidCap Growth had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Growth Index	$(41,380)	$(4,551)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Growth Index	(2,231,922)	(550,713)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell Midcap® Growth Index	(1,700,892)	228,035

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Growth Index	(944,830)	(116,551)

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Growth Index	(882,493)	25,185

		$(418,595)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000 Value

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.2%
	Federal Home Loan Bank
$15,757	0.00%, due 09/01/11	$15,757
	Total U.S. Government & Agency Security (Cost $15,757)	15,757

	Repurchase Agreements (a)(b) - 109.0%
7,941,577	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $7,941,591	7,941,577
	Total Repurchase Agreements (Cost $7,941,577)	7,941,577

	Total Investment Securities (Cost $7,957,334)† — 109.2%	7,957,334
	Liabilities in excess of other assets — (9.2%)	(672,958)
	Net Assets — 100.0%	$7,284,376

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $3,899,303.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell2000 Value had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Value Index	$(194,044)	$(19,041)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Value Index	(6,142,332)	(1,437,328)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Value Index	(4,370,452)	691,142

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Value Index	(2,497,221)	(75,872)

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Value Index	(1,367,157)	176,658

		$(664,441)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000 Growth

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.3%
	Federal Home Loan Bank
$40,788	0.00%, due 09/01/11	$40,788
	Total U.S. Government & Agency Security (Cost $40,788)	40,788

	Repurchase Agreements (a)(b) - 133.0%
20,016,436	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $20,016,470	20,016,436
	Total Repurchase Agreements (Cost $20,016,436)	20,016,436

	Total Investment Securities (Cost $20,057,224)† — 133.3%	20,057,224
	Liabilities in excess of other assets — (33.3%)	(5,012,890)
	Net Assets — 100.0%	$15,044,334

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $9,552,892.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell2000 Growth had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Growth Index	$(47,315)	$(5,355)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Growth Index	(17,450,375)	(4,053,650)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Growth Index	(7,650,615)	216,581

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Growth Index	(2,887,563)	(971,017)

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Growth Index	(2,051,110)	(181,838)

		$(4,995,279)

See accompanying notes to schedules of portfolio investments.

Short Basic Materials

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.3%
	Federal Home Loan Bank
$12,103	0.00%, due 09/01/11	$12,103
	Total U.S. Government & Agency Security (Cost $12,103)	12,103

	Repurchase Agreements (a)(b) - 112.5%
4,347,635	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $4,347,639	4,347,635
	Total Repurchase Agreements (Cost $4,347,635)	4,347,635

	Total Investment Securities (Cost $4,359,738)† — 112.8%	4,359,738
	Liabilities in excess of other assets — (12.8%)	(496,298)
	Net Assets — 100.0%	$3,863,440

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $1,242,667.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

Short Basic Materials had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Basic MaterialsSM Index	$(1,486,724)	$(130,897)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(1,193,335)	(480,709)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Basic MaterialsSM Index	(1,193,276)	114,305

		$(497,301)

See accompanying notes to schedules of portfolio investments.

Short Financials

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 8.1%
	Federal Home Loan Bank
$341,263	0.00%, due 09/01/11	$341,263
	U.S. Treasury Bill
10,000,000	0.00%, due 09/08/11	9,999,988
	Total U.S. Government & Agency Securities (Cost $10,341,252)	10,341,251

	Repurchase Agreements (a)(b) - 92.7%
118,198,015	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $118,198,241	118,198,015
	Total Repurchase Agreements (Cost $118,198,015)	118,198,015

	Total Investment Securities (Cost $128,539,267)† — 100.8%	128,539,266
	Liabilities in excess of other assets — (0.8%)	(1,038,991)
	Net Assets — 100.0%	$127,500,275

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $33,776,389.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

Short Financials had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	$(17,277,348)	$(1,691,529)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	(39,692,129)	(7,706,788)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	(8,250,851)	(1,987,790)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	(6,949,255)	367,220

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. FinancialsSM Index	(18,940,650)	923,912

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	(7,950,829)	429,540

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	(28,639,768)	5,797,798

		$(3,867,637)

See accompanying notes to schedules of portfolio investments.

Short Oil & Gas

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 12.1%
	Federal Home Loan Bank
$23,415	0.00%, due 09/01/11	$23,415
	U.S. Treasury Bill
1,000,000	0.00%, due 09/08/11	999,995
	Total U.S. Government & Agency Securities (Cost $1,023,411)	1,023,410

	Repurchase Agreements (a)(b) - 93.2%
7,882,600	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $7,882,616	7,882,600
	Total Repurchase Agreements (Cost $7,882,600)	7,882,600

	Total Investment Securities (Cost $8,906,011)† — 105.3%	8,906,010
	Liabilities in excess of other assets — (5.3%)	(450,842)
	Net Assets — 100.0%	$8,455,168

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $2,390,876.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

Short Oil & Gas had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Oil & GasSM Index	$(1,068,195)	$(150,983)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	(2,057,755)	(456,304)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	(318,410)	(32,373)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Oil & GasSM Index	(3,879,971)	300,202

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Oil & GasSM Index	(930,817)	(79,542)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	(108,284)	(9,246)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	(116,721)	(9,986)

		$(438,232)

See accompanying notes to schedules of portfolio investments.

Short Real Estate

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.3%
	Federal Home Loan Bank
$108,898	0.00%, due 09/01/11	$108,898
	Total U.S. Government & Agency Security (Cost $108,898)	108,898

	Repurchase Agreements (a)(b) - 109.9%
37,923,707	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $37,923,780	37,923,707
	Total Repurchase Agreements (Cost $37,923,707)	37,923,707

	Total Investment Securities (Cost $38,032,605)† — 110.2%	38,032,605
	Liabilities in excess of other assets — (10.2%)	(3,515,152)
	Net Assets — 100.0%	$34,517,453

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $9,987,348.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

Short Real Estate had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Real EstateSM Index	$(8,524,153)	$677,647

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	(7,251,202)	(1,161,874)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Real EstateSM Index	(1,321,751)	(191,666)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	(17,413,922)	(2,815,113)

		$(3,491,006)

See accompanying notes to schedules of portfolio investments.

Short KBW Regional Banking

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.3%
	Federal Home Loan Bank
$43,409	0.00%, due 09/01/11	$43,409
	Total U.S. Government & Agency Security (Cost $43,409)	43,409

	Repurchase Agreements (a)(b) - 97.5%
15,636,700	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $15,636,728	15,636,700
	Total Repurchase Agreements (Cost $15,636,700)	15,636,700

	Total Investment Securities (Cost $15,680,109)† — 97.8%	15,680,109
	Other assets less liabilities — 2.2%	356,715
	Net Assets — 100.0%	$16,036,824

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $4,500,679.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

Short KBW Regional Banking had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the KBW Regional BankingSM Index	$(1,190,037)	$(670,933)

Equity Index Swap Agreement with Merrill Lynch International, based on the KBW Regional BankingSM Index	(2,517,868)	415,083

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the KBW Regional BankingSM Index	(279,577)	(16,542)

Equity Index Swap Agreement with UBS AG, based on the KBW Regional BankingSM Index	(12,012,461)	645,850

		$373,458

See accompanying notes to schedules of portfolio investments.

UltraShort Basic Materials

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.2%
	Federal Home Loan Bank
$183,545	0.00%, due 09/01/11	$183,545
	Total U.S. Government & Agency Security (Cost $183,545)	183,545

	Repurchase Agreements (a)(b) - 122.8%
104,277,671	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $104,277,839	104,277,671
	Total Repurchase Agreements (Cost $104,277,671)	104,277,671

	Total Investment Securities (Cost $104,461,216)† — 123.0%	104,461,216
	Liabilities in excess of other assets — (23.0%)	(19,553,797)
	Net Assets — 100.0%	$84,907,419

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $57,191,529.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Basic Materials had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Basic MaterialsSM Index	$(76,976,636)	$9,416,128

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(13,448,449)	(14,999,863)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Basic MaterialsSM Index	(35,235,164)	(4,116,063)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Basic MaterialsSM Index	(28,829,092)	(5,519,119)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Basic MaterialsSM Index	(685,596)	(79,870)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(15,127,953)	(4,114,096)

		$(19,412,883)

See accompanying notes to schedules of portfolio investments.

UltraShort Nasdaq Biotechnology

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.3%
	Federal Home Loan Bank
$11,059	0.00%, due 09/01/11	$11,059
	Total U.S. Government & Agency Security (Cost $11,059)	11,059

	Repurchase Agreements (a)(b) - 119.9%
5,010,916	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $5,010,923	5,010,916
	Total Repurchase Agreements (Cost $5,010,916)	5,010,916

	Total Investment Securities (Cost $5,021,975)† — 120.2%	5,021,975
	Liabilities in excess of other assets — (20.2%)	(843,570)
	Net Assets — 100.0%	$4,178,405

(a)                   All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $2,173,760.

(b)                  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                           Tax basis equals book cost.

Swap Agreements

UltraShort Nasdaq Biotechnology had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ Biotechnology Index®	$(88,014)	$(10,743)

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ Biotechnology Index®	(5,669,980)	(636,227)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ Biotechnology Index®	(2,595,195)	(195,261)

		$(842,231)

See accompanying notes to schedules of portfolio investments.

UltraShort Consumer Goods

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.3%
	Federal Home Loan Bank
$16,071	0.00%, due 09/01/11	$16,071
	Total U.S. Government & Agency Security (Cost $16,071)	16,071

	Repurchase Agreements (a)(b) - 121.8%
6,448,960	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $6,448,970	6,448,960
	Total Repurchase Agreements (Cost $6,448,960)	6,448,960

	Total Investment Securities (Cost $6,465,031)† — 122.1%	6,465,031
	Liabilities in excess of other assets — (22.1%)	(1,170,300)
	Net Assets — 100.0%	$5,294,731

(a)                   All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $2,326,053.

(b)                  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                           Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Goods had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer GoodsSM Index	$(6,848,294)	$(606,677)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer GoodsSM Index	(2,189,938)	(364,183)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Consumer GoodsSM Index	(444,453)	(34,539)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer GoodsSM Index	(160,080)	(12,472)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer GoodsSM Index	(971,908)	(145,825)

		$(1,163,696)

See accompanying notes to schedules of portfolio investments.

UltraShort Consumer Services

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.3%
	Federal Home Loan Bank
$38,126	0.00%, due 09/01/11	$38,126
	Total U.S. Government & Agency Security (Cost $38,126)	38,126

	Repurchase Agreements (a)(b) - 104.9%
14,940,633	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $14,940,660	14,940,633
	Total Repurchase Agreements (Cost $14,940,633)	14,940,633

	Total Investment Securities (Cost $14,978,759)† — 105.2%	14,978,759
	Liabilities in excess of other assets — (5.2%)	(740,225)
	Net Assets — 100.0%	$14,238,534

(a)                   All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $5,159,784.

(b)                  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                           Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Services had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer ServicesSM Index	$(178,731)	$(17,119)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer ServicesSM Index	(8,496,225)	(1,700,982)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Consumer ServicesSM Index	(39,111)	(3,750)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer ServicesSM Index	(15,716,410)	1,576,327

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer ServicesSM Index	(4,148,680)	(576,635)

		$(722,159)

See accompanying notes to schedules of portfolio investments.

UltraShort Financials

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 7.7%
	Federal Home Loan Bank
$366,926	0.00%, due 09/01/11	$366,926
	U.S. Treasury Bill
27,370,000	0.00%, due 09/08/11	27,369,970
	Total U.S. Government & Agency Securities (Cost $27,736,899)	27,736,896

	Repurchase Agreements (a)(b) - 84.9%
305,405,091	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $305,405,535	305,405,091
	Total Repurchase Agreements (Cost $305,405,091)	305,405,091

	Total Investment Securities (Cost $333,141,990)† — 92.6%	333,141,987
	Other assets less liabilities — 7.4%	26,570,577
	Net Assets — 100.0%	$359,712,564

(a)                   All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $225,085,791.

(b)                  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                           Tax basis equals book cost.

Swap Agreements

UltraShort Financials had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	$(109,056,565)	$(15,413,893)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	(81,348,838)	(37,768,117)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	(38,982,417)	(5,800,433)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	(19,794,337)	(1,360,862)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. FinancialsSM Index	(4,153,404)	(417,714)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	(57,792,804)	(5,799,145)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	(409,116,475)	82,821,016

		$16,260,852

See accompanying notes to schedules of portfolio investments.

UltraShort Health Care

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.2%
	Federal Home Loan Bank
$9,204	0.00%, due 09/01/11	$9,204
	Total U.S. Government & Agency Security (Cost $9,204)	9,204

	Repurchase Agreements (a)(b) - 106.8%
3,857,802	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $3,857,809	3,857,802
	Total Repurchase Agreements (Cost $3,857,802)	3,857,802

	Total Investment Securities (Cost $3,867,006)† — 107.0%	3,867,006
	Liabilities in excess of other assets — (7.0%)	(254,532)
	Net Assets — 100.0%	$3,612,474

(a)                   All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $1,496,592.

(b)                  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                           Tax basis equals book cost.

Swap Agreements

UltraShort Health Care had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Health CareSM Index	$(4,936,847)	$230,048

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Health CareSM Index	(1,457,847)	(390,920)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Health CareSM Index	(17,472)	(1,745)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health CareSM Index	(825,909)	(91,987)

		$(254,604)

See accompanying notes to schedules of portfolio investments.

UltraShort Industrials

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.3%
	Federal Home Loan Bank
$37,043	0.00%, due 09/01/11	$37,043
	Total U.S. Government & Agency Security (Cost $37,043)	37,043

	Repurchase Agreements (a)(b) - 129.5%
16,391,977	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $16,392,003	16,391,977
	Total Repurchase Agreements (Cost $16,391,977)	16,391,977

	Total Investment Securities (Cost $16,429,020)† — 129.8%	16,429,020
	Liabilities in excess of other assets — (29.8%)	(3,774,066)
	Net Assets — 100.0%	$12,654,954

(a)                   All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $6,889,169.

(b)                  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                           Tax basis equals book cost.

Swap Agreements

UltraShort Industrials had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. IndustrialsSM Index	$(1,225,434)	$(110,853)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. IndustrialsSM Index	(12,169,516)	(2,211,900)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. IndustrialsSM Index	(4,546,117)	(418,023)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. IndustrialsSM Index	(2,497,831)	(576,231)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. IndustrialsSM Index	(44,445)	(4,096)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. IndustrialsSM Index	(4,824,603)	(436,704)

		$(3,757,807)

See accompanying notes to schedules of portfolio investments.

UltraShort Oil & Gas

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 17.4%
	Federal Home Loan Bank
$201,115	0.00%, due 09/01/11	$201,115
	U.S. Treasury Bill
15,000,000	0.00%, due 09/08/11	14,999,993
	Total U.S. Government & Agency Securities (Cost $15,201,109)	15,201,108

	Repurchase Agreements (a)(b) - 110.7%
96,666,633	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $96,666,794	96,666,633
	Total Repurchase Agreements (Cost $96,666,633)	96,666,633

	Total Investment Securities (Cost $111,867,742)† — 128.1%	111,867,741
	Liabilities in excess of other assets — (28.1%)	(24,569,924)
	Net Assets — 100.0%	$87,297,817

(a)                   All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $48,885,118.

(b)                  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                           Tax basis equals book cost.

Swap Agreements

UltraShort Oil & Gas had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Oil & GasSM Index	$(25,741,891)	$(2,356,703)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	(21,426,761)	(9,773,748)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	(11,124,440)	(1,479,902)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Oil & GasSM Index	(112,333,515)	(9,629,104)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	(1,468,226)	(125,368)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	(2,532,296)	(1,070,574)

		$(24,435,399)

See accompanying notes to schedules of portfolio investments.

UltraShort Real Estate

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 27.2%
	Federal Home Loan Bank
$484,160	0.00%, due 09/01/11	$484,160
	U.S. Treasury Bill
48,000,000	0.00%, due 09/08/11	47,999,956
	Total U.S. Government & Agency Securities (Cost $48,484,122)	48,484,116

	Repurchase Agreements (a)(b) - 116.6%
208,329,192	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $208,329,554	208,329,192
	Total Repurchase Agreements (Cost $208,329,192)	208,329,192

	Total Investment Securities (Cost $256,813,314)† — 143.8%	256,813,308
	Liabilities in excess of other assets — (43.8%)	(78,178,389)
	Net Assets — 100.0%	$178,634,919

(a)                   All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $109,708,015.

(b)                  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                           Tax basis equals book cost.

Swap Agreements

UltraShort Real Estate had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Real EstateSM Index	$(2,378,793)	$(344,615)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	(107,172,874)	(9,371,366)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real EstateSM Index	(47,113,527)	(19,067,172)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Real EstateSM Index	(2,065,003)	(299,667)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Real EstateSM Index	(11,934,027)	(4,033,072)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Real EstateSM Index	(166,523,087)	(34,027,652)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	(20,010,615)	(10,805,659)

		$(77,949,203)

See accompanying notes to schedules of portfolio investments.

UltraShort Semiconductors

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.2%
	Federal Home Loan Bank
$69,360	0.00%, due 09/01/11	$69,360
	Total U.S. Government & Agency Security (Cost $69,360)	69,360

	Repurchase Agreements (a)(b) - 101.1%
29,361,235	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $29,361,282	29,361,235
	Total Repurchase Agreements (Cost $29,361,235)	29,361,235

	Total Investment Securities (Cost $29,430,595)† — 101.3%	29,430,595
	Liabilities in excess of other assets — (1.3%)	(386,994)
	Net Assets — 100.0%	$29,043,601

(a)                   All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $11,567,782.

(b)                  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                           Tax basis equals book cost.

Swap Agreements

UltraShort Semiconductors had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. SemiconductorsSM Index	$(7,780,608)	$(228,514)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. SemiconductorsSM Index	(16,736,803)	(1,236,478)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. SemiconductorsSM Index	(3,649,569)	(138,487)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. SemiconductorsSM Index	(11,224,348)	2,008,280

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. SemiconductorsSM Index	(18,835,990)	(757,065)

		$(352,264)

See accompanying notes to schedules of portfolio investments.

UltraShort Technology

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.3%
	Federal Home Loan Bank
$44,144	0.00%, due 09/01/11	$44,144
	Total U.S. Government & Agency Security (Cost $44,144)	44,144

	Repurchase Agreements (a)(b) - 110.3%
17,492,226	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $17,492,256	17,492,226
	Total Repurchase Agreements (Cost $17,492,226)	17,492,226

	Total Investment Securities (Cost $17,536,370)† — 110.6%	17,536,370
	Liabilities in excess of other assets — (10.6%)	(1,684,014)
	Net Assets — 100.0%	$15,852,356

(a)                   All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $6,167,654.

(b)                  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                           Tax basis equals book cost.

Swap Agreements

UltraShort Technology had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. TechnologySM Index	$(12,621,801)	$1,092,243

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. TechnologySM Index	(7,931,915)	(1,231,620)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. TechnologySM Index	(3,587,434)	(322,155)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. TechnologySM Index	(4,665,405)	(882,806)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. TechnologySM Index	(2,931,411)	(317,137)

		$(1,661,475)

See accompanying notes to schedules of portfolio investments.

UltraShort Telecommunications

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.3%
	Federal Home Loan Bank
$7,453	0.00%, due 09/01/11	$7,453
	Total U.S. Government & Agency Security (Cost $7,453)	7,453

	Repurchase Agreements (a)(b) - 138.7%
3,497,438	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $3,497,444	3,497,438
	Total Repurchase Agreements (Cost $3,497,438)	3,497,438

	Total Investment Securities (Cost $3,504,891)† — 139.0%	3,504,891
	Liabilities in excess of other assets — (39.0%)	(983,561)
	Net Assets — 100.0%	$2,521,330

(a)                   All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $1,585,401.

(b)                  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                           Tax basis equals book cost.

Swap Agreements

UltraShort Telecommunications had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Select TelecommunicationsSM Index	$(536,166)	$(11,800)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(2,104,736)	(346,838)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(1,666,943)	(437,205)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(730,461)	(185,760)

		$(981,603)

See accompanying notes to schedules of portfolio investments.

UltraShort Utilities

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.3%
	Federal Home Loan Bank
$8,282	0.00%, due 09/01/11	$8,282
	Total U.S. Government & Agency Security (Cost $8,282)	8,282

	Repurchase Agreements (a)(b) - 120.9%
3,473,640	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $3,473,645	3,473,640
	Total Repurchase Agreements (Cost $3,473,640)	3,473,640

	Total Investment Securities (Cost $3,481,922)† — 121.2%	3,481,922
	Liabilities in excess of other assets — (21.2%)	(609,091)
	Net Assets — 100.0%	$2,872,831

(a)                   All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $1,349,066.

(b)                  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                           Tax basis equals book cost.

Swap Agreements

UltraShort Utilities had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. UtilitiesSM Index	$(824,017)	$(93,643)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. UtilitiesSM Index	(886,201)	(252,175)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. UtilitiesSM Index	(2,060,214)	(131,800)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. UtilitiesSM Index	(1,975,620)	(127,476)

		$(605,094)

See accompanying notes to schedules of portfolio investments.

Short MSCI EAFE

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 7.1%
	Federal Home Loan Bank
$710,604	0.00%, due 09/01/11	$710,604
	U.S. Treasury Bill
16,000,000	0.00%, due 09/08/11	15,999,984
	Total U.S. Government & Agency Securities (Cost $16,710,590)	16,710,588

	Repurchase Agreements (a)(b) - 92.0%
215,621,239	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $215,621,671	215,621,239
	Total Repurchase Agreements (Cost $215,621,239)	215,621,239

	Total Investment Securities (Cost $232,331,829)† — 99.1%	232,331,827
	Other assets less liabilities — 0.9%	2,034,885
	Net Assets — 100.0%	$234,366,712

(a)                   All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $49,317,845.

(b)                  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                           Tax basis equals book cost.

Swap Agreements††

Short MSCI EAFE had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI EAFE Index®	$(10,995,452)	$(718,078)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI EAFE Index®	(91,846,863)	(7,575,873)

Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index®	(81,169,731)	(5,562,331)

Equity Index Swap Agreement with Societe Generale, based on the MSCI EAFE Index®	(37,004,020)	(3,838,268)

Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index®	(13,626,787)	(7,008,381)

		$(24,702,931)

††                     In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Short MSCI Emerging Markets

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 13.5%
	Federal Home Loan Bank
$650,498	0.00%, due 09/01/11	$650,498
	U.S. Treasury Bill
30,000,000	0.00%, due 09/08/11	29,999,987
	Total U.S. Government & Agency Securities (Cost $30,650,486)	30,650,485

	Repurchase Agreements (a)(b) - 90.9%
206,683,525	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $206,683,934	206,683,525
	Total Repurchase Agreements (Cost $206,683,525)	206,683,525

	Total Investment Securities (Cost $237,334,011)† — 104.4%	237,334,010
	Liabilities in excess of other assets — (4.4%)	(9,950,223)
	Net Assets — 100.0%	$227,383,787

(a)                   All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $57,609,485.

(b)                  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                           Tax basis equals book cost.

Swap Agreements††

Short MSCI Emerging Markets had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Emerging Markets Index®	$(76,001,020)	$(6,321,989)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Emerging Markets Index®	(14,105,631)	(6,140,518)

Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Emerging Markets Index®	(58,348,033)	(5,802,120)

Equity Index Swap Agreement with Societe Generale, based on the MSCI Emerging Markets Index®	(29,027,660)	3,347,492

Equity Index Swap Agreement with UBS AG, based on the MSCI Emerging Markets Index®	(49,457,646)	5,242,423

		$(9,674,712)

††                     In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Short FTSE China 25

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 18.3%
	Federal Home Loan Bank
$14,910	0.00%, due 09/01/11	$14,910
	U.S. Treasury Bill
1,200,000	0.00%, due 09/08/11	1,199,994
	Total U.S. Government & Agency Securities (Cost $1,214,905)	1,214,904

	Repurchase Agreements (a)(b) - 78.7%
5,217,957	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $5,217,964	5,217,957
	Total Repurchase Agreements (Cost $5,217,957)	5,217,957

	Total Investment Securities (Cost $6,432,862)† — 97.0%	6,432,861
	Other assets less liabilities — 3.0%	195,602
	Net Assets — 100.0%	$6,628,463

(a)                   All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $2,002,917.

(b)                  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                           Tax basis equals book cost.

Swap Agreements††

Short FTSE China 25 had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the FTSE China 25 Index®	$(799,028)	$(197,731)

Equity Index Swap Agreement with Goldman Sachs International, based on the FTSE China 25 Index®	(684,086)	(47,552)

Equity Index Swap Agreement with Societe Generale, based on the FTSE China 25 Index®	(560,642)	(39,717)

Equity Index Swap Agreement with UBS AG, based on the FTSE China 25 Index®	(4,599,084)	485,092

		$200,092

††                     In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI EAFE

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.2%
	Federal Home Loan Bank
$60,042	0.00%, due 09/01/11	$60,042
	Total U.S. Government & Agency Security (Cost $60,042)	60,042

	Repurchase Agreements (a)(b) - 106.2%
24,650,497	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $24,650,539	24,650,497
	Total Repurchase Agreements (Cost $24,650,497)	24,650,497

	Total Investment Securities (Cost $24,710,539)† — 106.4%	24,710,539
	Liabilities in excess of other assets — (6.4%)	(1,495,585)
	Net Assets — 100.0%	$23,214,954

(a)                   All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $9,247,570.

(b)                  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                           Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI EAFE had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI EAFE Index®	$(8,317,984)	$723,069

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI EAFE Index®	(6,242,253)	(1,987,464)

Equity Index Swap Agreement with Societe Generale, based on the MSCI EAFE Index®	(21,265,991)	(1,527,850)

Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index®	(10,683,135)	1,354,513

		$(1,437,732)

††                     In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Emerging Markets

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 17.9%
	Federal Home Loan Bank
$133,854	0.00%, due 09/01/11	$133,854
	U.S. Treasury Bill
13,000,000	0.00%, due 09/08/11	12,999,986
	Total U.S. Government & Agency Securities (Cost $13,133,841)	13,133,840

	Repurchase Agreements (a)(b) - 120.3%
88,092,753	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $88,092,888	88,092,753
	Total Repurchase Agreements (Cost $88,092,753)	88,092,753

	Total Investment Securities (Cost $101,226,594)† — 138.2%	101,226,593
	Liabilities in excess of other assets — (38.2%)	(27,964,300)
	Net Assets — 100.0%	$73,262,293

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $56,014,136.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI Emerging Markets had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Emerging Markets Index®	$(73,449,135)	$(21,925,628)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Emerging Markets Index®	(4,247,122)	(3,977,813)

Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Emerging Markets Index®	(5,854,758)	(1,296,120)

Equity Index Swap Agreement with Societe Generale, based on the MSCI Emerging Markets Index®	(6,696,012)	(3,141,285)

Equity Index Swap Agreement with UBS AG, based on the MSCI Emerging Markets Index®	(55,843,143)	5,104,350

		$(25,236,496)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Europe

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 27.5%
	Federal Home Loan Bank
$205,954	0.00%, due 09/01/11	$205,954
	U.S. Treasury Bill
26,500,000	0.00%, due 09/08/11	26,499,980
	Total U.S. Government & Agency Securities (Cost $26,705,937)	26,705,934

	Repurchase Agreements (a)(b) - 103.8%
100,660,964	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $100,661,135	100,660,964
	Total Repurchase Agreements (Cost $100,660,964)	100,660,964

	Total Investment Securities (Cost $127,366,901)† — 131.3%	127,366,898
	Liabilities in excess of other assets — (31.3%)	(30,366,504)
	Net Assets — 100.0%	$97,000,394

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $72,483,014.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI Europe had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Europe Index®	$(3,599,026)	$(5,361,235)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Europe Index®	(37,960,017)	(9,262,459)

Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Europe Index®	(84,844,421)	(6,794,924)

Equity Index Swap Agreement with Societe Generale, based on the MSCI Europe Index®	(31,667,577)	(17,959,628)

Equity Index Swap Agreement with UBS AG, based on the MSCI Europe Index®	(35,799,424)	3,875,276

		$(35,502,970)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Pacific ex-Japan

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.2%
	Federal Home Loan Bank
$4,992	0.00%, due 09/01/11	$4,992
	Total U.S. Government & Agency Security (Cost $4,992)	4,992

	Repurchase Agreements (a)(b) - 98.8%
2,419,670	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $2,419,670	2,419,670
	Total Repurchase Agreements (Cost $2,419,670)	2,419,670

	Total Investment Securities (Cost $2,424,662)† — 99.0%	2,424,662
	Other assets less liabilities — 1.0%	23,631
	Net Assets — 100.0%	$2,448,293

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $1,138,942.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI Pacific ex-Japan had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Pacific ex-Japan Index®	$(3,043,650)	$325,884

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Pacific ex-Japan Index®	(1,128,829)	(210,100)

Equity Index Swap Agreement with UBS AG, based on the MSCI Pacific ex-Japan Index®	(704,645)	(91,398)

		$24,386

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Brazil

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.2%
	Federal Home Loan Bank
$20,952	0.00%, due 09/01/11	$20,952
	Total U.S. Government & Agency Security (Cost $20,952)	20,952

	Repurchase Agreements (a)(b) - 98.5%
10,255,371	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $10,255,388	10,255,371
	Total Repurchase Agreements (Cost $10,255,371)	10,255,371

	Total Investment Securities (Cost $10,276,323)† — 98.7%	10,276,323
	Other assets less liabilities — 1.3%	132,897
	Net Assets — 100.0%	$10,409,220

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $4,880,341.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI Brazil had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Brazil Index®	$(7,341,560)	$825,221

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Brazil Index®	(9,053,751)	(1,112,900)

Equity Index Swap Agreement with Societe Generale, based on the MSCI Brazil Index®	(2,177,782)	(577,161)

Equity Index Swap Agreement with UBS AG, based on the MSCI Brazil Index®	(2,242,635)	1,006,634

		$141,794

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort FTSE China 25

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 16.0%
	Federal Home Loan Bank
$381,528	0.00%, due 09/01/11	$381,528
	U.S. Treasury Bill
30,000,000	0.00%, due 09/08/11	29,999,980
	Total U.S. Government & Agency Securities (Cost $30,381,511)	30,381,508

	Repurchase Agreements (a)(b) - 99.7%
189,580,895	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $189,581,210	189,580,895
	Total Repurchase Agreements (Cost $189,580,895)	189,580,895

	Total Investment Securities (Cost $219,962,406)† — 115.7%	219,962,403
	Liabilities in excess of other assets — (15.7%)	(29,898,832)
	Net Assets — 100.0%	$190,063,571

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $114,554,780.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

UltraShort FTSE China 25 had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the FTSE China 25 Index®	$(69,425,305)	$(32,840,534)

Equity Index Swap Agreement with Deutsche Bank AG, based on the FTSE China 25 Index®	(29,170,672)	(11,190,367)

Equity Index Swap Agreement with Goldman Sachs International, based on the FTSE China 25 Index®	(129,855,221)	20,156,575

Equity Index Swap Agreement with Societe Generale, based on the FTSE China 25 Index®	(70,672,350)	(8,990,783)

Equity Index Swap Agreement with UBS AG, based on the FTSE China 25 Index®	(81,335,522)	7,997,072

		$(24,868,037)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Japan

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.3%
	Federal Home Loan Bank
$61,161	0.00%, due 09/01/11	$61,161
	Total U.S. Government & Agency Security (Cost $61,161)	61,161

	Repurchase Agreements (a)(b) - 102.3%
24,581,641	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $24,581,682	24,581,641
	Total Repurchase Agreements (Cost $24,581,641)	24,581,641

	Total Investment Securities (Cost $24,642,802)† — 102.6%	24,642,802
	Liabilities in excess of other assets — (2.6%)	(622,818)
	Net Assets — 100.0%	$24,019,984

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $8,891,487.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI Japan had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Japan Index®	$(4,422,067)	$(58,122)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Japan Index®	(4,763,642)	(1,366,915)

Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI Japan Index®	(3,404,813)	(129,031)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Japan Index®	(2,333,909)	(207,163)

Equity Index Swap Agreement with Societe Generale, based on the MSCI Japan Index®	(18,672,936)	1,459,371

Equity Index Swap Agreement with UBS AG, based on the MSCI Japan Index®	(14,447,901)	(273,064)

		$(574,924)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Mexico Investable Market

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.3%
	Federal Home Loan Bank
$8,079	0.00%, due 09/01/11	$8,079
	Total U.S. Government & Agency Security (Cost $8,079)	8,079

	Repurchase Agreements (a)(b) - 149.3%
3,681,614	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $3,681,622	3,681,614
	Total Repurchase Agreements (Cost $3,681,614)	3,681,614

	Total Investment Securities (Cost $3,689,693)† — 149.6%	3,689,693
	Liabilities in excess of other assets — (49.6%)	(1,223,667)
	Net Assets — 100.0%	$2,466,026

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $1,608,937.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI Mexico Investable Market had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Mexico Investable Market Index®	$(421,460)	$(50,467)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Mexico Investable Market Index®	(815,140)	(372,516)

Equity Index Swap Agreement with Societe Generale, based on the MSCI Mexico Investable Market Index®	(3,698,501)	(801,165)

		$(1,224,148)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Short 7-10 Year Treasury

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.4%
	Federal Home Loan Bank
$68,372	0.00%, due 09/01/11	$68,372
	Total U.S. Government & Agency Security (Cost $68,372)	68,372

	Repurchase Agreements (a)(b) - 105.2%
18,659,841	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $18,659,880	18,659,841
	Total Repurchase Agreements (Cost $18,659,841)	18,659,841

	Total Investment Securities (Cost $18,728,213)† — 105.6%	18,728,213
	Liabilities in excess of other assets — (5.6%)	(991,956)
	Net Assets — 100.0%	$17,736,257

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $1,120,019.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

Short 7-10 Year Treasury had the following open short futures contracts as of August 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Note Futures Contracts	3	12/20/11	$387,094	$(629)

Cash collateral in the amount of $4,320 was pledged to cover margin requirements for open futures contracts as of August 31, 2011.

Swap Agreements

Short 7-10 Year Treasury had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	$(9,728,994)	$(386,248)

Bond Index Swap Agreement with Merrill Lynch International, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	(7,704,122)	(607,988)

		$(994,236)

See accompanying notes to schedules of portfolio investments.

Short 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.3%
	Federal Home Loan Bank
$3,600,409	0.00%, due 09/01/11	$3,600,409
	Total U.S. Government & Agency Security (Cost $3,600,409)	3,600,409

	Repurchase Agreements (a)(b) - 116.4%
1,124,838,705	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $1,124,840,934	1,124,838,705
	Total Repurchase Agreements (Cost $1,124,838,705)	1,124,838,705

	Total Investment Securities (Cost $1,128,439,114)† — 116.7%	1,128,439,114
	Liabilities in excess of other assets — (16.7%)	(161,865,426)
	Net Assets — 100.0%	$966,573,688

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $201,199,587.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

Short 20+ Year Treasury had the following open short futures contracts as of August 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	150	12/20/11	$20,404,688	$(76,345)

Cash collateral in the amount of $512,325 was pledged to cover margin requirements for open futures contracts as of August 31, 2011.

Swap Agreements

Short 20+ Year Treasury had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	$(320,493,116)	$(46,204,652)

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(231,767,230)	(27,632,449)

Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(204,509,267)	(42,255,212)

Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(196,183,044)	(45,429,695)

		$(161,522,008)

See accompanying notes to schedules of portfolio investments.

Short High Yield

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.3%
	Federal Home Loan Bank
$138,926	0.00%, due 09/01/11	$138,926
	Total U.S. Government & Agency Security (Cost $138,926)	138,926

	Repurchase Agreements (a)(b) - 101.2%
40,049,906	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $40,049,986	40,049,906
	Total Repurchase Agreements (Cost $40,049,906)	40,049,906

	Total Investment Securities (Cost $40,188,832)† — 101.5%	40,188,832
	Liabilities in excess of other assets — (1.5%)	(609,308)
	Net Assets — 100.0%	$39,579,524

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $4,410,178.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

Short High Yield had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Markit iBoxx® $ Liquid High Yield Index	$(18,877,634)	$(12,629)

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Markit iBoxx® $ Liquid High Yield Index	(20,433,493)	(561,726)

		$(574,355)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Short Investment Grade Corporate

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 42.8%
	Federal Home Loan Bank
$4,044	0.00%, due 09/01/11	$4,044
	U.S. Treasury Bill
800,000	0.00%, due 09/08/11	799,996
	Total U.S. Government & Agency Securities (Cost $804,040)	804,040

	Repurchase Agreements (a)(b) - 69.2%
1,297,427	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $1,297,428	1,297,427
	Total Repurchase Agreements (Cost $1,297,427)	1,297,427

	Total Investment Securities (Cost $2,101,467)† — 112.0%	2,101,467
	Liabilities in excess of other assets — (12.0%)	(225,650)
	Net Assets — 100.0%	$1,875,817

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $870,005.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

Short Investment Grade Corporate had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Markit iBoxx® $ Liquid Investment Grade Index	$(234,726)	$(103,944)

Bond Index Swap Agreement with Goldman Sachs International, based on the Markit iBoxx® $ Liquid Investment Grade Index	(1,641,877)	(112,316)

		$(216,260)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort 3-7 Year Treasury

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.4%
	Federal Home Loan Bank
$18,162	0.00%, due 09/01/11	$18,162
	Total U.S. Government & Agency Security (Cost $18,162)	18,162

	Repurchase Agreements (a)(b) - 113.2%
4,909,246	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $4,909,257	4,909,246
	Total Repurchase Agreements (Cost $4,909,246)	4,909,246

	Total Investment Securities (Cost $4,927,408)† — 113.6%	4,927,408
	Liabilities in excess of other assets — (13.6%)	(588,072)
	Net Assets — 100.0%	$4,339,336

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $250,000.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort 3-7 Year Treasury had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital U.S. 3-7 Year Treasury Bond Index	$(5,479,236)	$(342,893)

Bond Index Swap Agreement with Merrill Lynch International, based on the Barclays Capital U.S. 3-7 Year Treasury Bond Index	(3,170,063)	(242,803)

		$(585,696)

See accompanying notes to schedules of portfolio investments.

UltraShort 7-10 Year Treasury

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 2.6%
	Federal Home Loan Bank
$1,600,089	0.00%, due 09/01/11	$1,600,089
	U.S. Treasury Bill
10,000,000	0.00%, due 09/08/11	9,999,910
	Total U.S. Government & Agency Securities (Cost $11,600,010)	11,599,999

	Repurchase Agreements (a)(b) - 113.4%
494,754,457	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $494,755,444	494,754,457
	Total Repurchase Agreements (Cost $494,754,457)	494,754,457

	Total Investment Securities (Cost $506,354,467)† — 116.0%	506,354,456
	Liabilities in excess of other assets — (16.0%)	(70,017,843)
	Net Assets — 100.0%	$436,336,613

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $85,199,241.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort 7-10 Year Treasury had the following open short futures contracts as of August 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Note Futures Contracts	237	12/20/11	$30,580,406	$(47,710)

Cash collateral in the amount of $360,721 was pledged to cover margin requirements for open futures contracts as of August 31, 2011.

Swap Agreements

UltraShort 7-10 Year Treasury had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	$(86,177,075)	$(6,593,577)

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	(224,347,314)	(15,054,718)

Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	(123,508,403)	(11,790,332)

Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	(3,764,957)	(520,057)

Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	(409,258,496)	(36,007,982)

		$(69,966,666)

See accompanying notes to schedules of portfolio investments.

UltraShort 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 5.4%
	Federal Home Loan Bank
$15,705,437	0.00%, due 09/01/11	$15,705,437
	U.S. Treasury Bill
250,000,000	0.00%, due 09/08/11	249,998,368
	Total U.S. Government & Agency Securities (Cost $265,704,003)	265,703,805

	Repurchase Agreements (a)(b) - 134.5%
6,588,354,169	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $6,588,365,822	6,588,354,169
	Total Repurchase Agreements (Cost $6,588,354,169)	6,588,354,169

	Total Investment Securities (Cost $6,854,058,172)† — 139.9%	6,854,057,974
	Liabilities in excess of other assets — (39.9%)	(1,956,384,699)
	Net Assets — 100.0%	$4,897,673,275

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $2,776,085,164.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort 20+ Year Treasury had the following open short futures contracts as of August 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	3,839	12/20/11	$522,223,969	$(1,466,176)

Cash collateral in the amount of $10,224,223 was pledged to cover margin requirements for open futures contracts as of August 31, 2011.

Swap Agreements

UltraShort 20+ Year Treasury had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	$(1,421,277,192)	$(167,299,233)

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(1,727,092,711)	(349,253,814)

Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(1,145,926,946)	(293,385,207)

Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(741,199,906)	(158,827,656)

Bond Index Swap Agreement with Merrill Lynch International, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(1,464,803,521)	(373,046,788)

Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(1,152,406,572)	(358,806,697)

Bond Index Swap Agreement with UBS AG, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(1,773,890,090)	(302,638,804)

		$(2,003,258,199)

See accompanying notes to schedules of portfolio investments.

UltraShort TIPS

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) - 41.4%
	Federal Home Loan Bank
$8,087	0.00%, due 09/01/11	$8,087
	U.S. Treasury Bill
1,290,000	0.00%, due 09/08/11	1,289,994
	Total U.S. Government & Agency Securities (Cost $1,298,029)	1,298,081

	Repurchase Agreements (a)(b) - 67.6%
2,115,641	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $2,115,644	2,115,641
	Total Repurchase Agreements (Cost $2,115,641)	2,115,641

	Total Investment Securities (Cost $3,413,670)† — 109.0%	3,413,722
	Liabilities in excess of other assets — (9.0%)	(281,873)
	Net Assets — 100.0%	$3,131,849

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $641,006.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort TIPS had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	$(2,682,752)	$(106,080)

Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	(3,533,643)	(185,385)

		$(291,465)

See accompanying notes to schedules of portfolio investments.

Credit Suisse 130/30

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 96.6%
	Consumer Discretionary - 10.0%

5,325	Abercrombie & Fitch Co., Class A	$338,723
1,052	Amazon.com, Inc.*	226,485
7,849	Bed Bath & Beyond, Inc.*	446,294
7,237	Big Lots, Inc.*	245,334
17,305	Cablevision Systems Corp., Class A	312,528
13,416	Carnival Corp.	443,131
17,665	CBS Corp., Class B	442,508
32,140	Comcast Corp., Class A	691,331
7,583	Darden Restaurants, Inc.	364,742
10,355	Discovery Communications, Inc., Class A*	437,809
14,878	GameStop Corp., Class A*	356,031
4,104	Gap, Inc. (The)	67,798
7,541	Genuine Parts Co.	414,906
27,351	Goodyear Tire & Rubber Co. (The)*	340,794
24,440	H&R Block, Inc.	369,533
7,500	Harman International Industries, Inc.	271,425
2,635	Home Depot, Inc.	87,956
13,147	J.C. Penney Co., Inc.	350,105
974	Kohl’s Corp.	45,135
1,135	Leggett & Platt, Inc.	25,186
26,043	Lowe’s Cos., Inc.	519,037
9,678	Macy’s, Inc.	251,144
3,762	McDonald’s Corp.	340,311
1,630	Netflix, Inc.*	383,066
6,411	O’Reilly Automotive, Inc.*	415,946
1,021	priceline.com, Inc.*	548,543
836	Sears Holdings Corp.*	50,068
16,932	Staples, Inc.	249,578
11,699	Target Corp.	604,487
18,980	Time Warner, Inc.	600,907
7,161	Walt Disney Co. (The)	243,904
915	Washington Post Co. (The), Class B	325,520
2,820	Wynn Resorts Ltd.	436,310
		11,246,575
	Consumer Staples - 11.6%

21,737	Altria Group, Inc.	591,029
10,008	Archer-Daniels-Midland Co.	285,028
4,757	Avon Products, Inc.	107,318
4,212	Campbell Soup Co.	134,236
21,591	Coca-Cola Co. (The)	1,521,086
14,711	Coca-Cola Enterprises, Inc.	406,318
17,062	ConAgra Foods, Inc.	416,654
17,917	Constellation Brands, Inc., Class A*	354,219
7,772	Costco Wholesale Corp.	610,413
19,771	CVS Caremark Corp.	709,977
38,940	Dean Foods Co.*	336,441
10,378	Dr. Pepper Snapple Group, Inc.	399,345
12,774	Hormel Foods Corp.	352,690
1,219	Kimberly-Clark Corp.	84,306
3,744	Kraft Foods, Inc., Class A	131,115
18,748	Kroger Co. (The)	441,703
3,730	Lorillard, Inc.	415,597
8,003	McCormick & Co., Inc. (Non-Voting)	382,463
6,781	PepsiCo, Inc.	436,900
18,606	Philip Morris International, Inc.	1,289,768
15,282	Procter & Gamble Co. (The)	973,158
19,017	Safeway, Inc.	348,582
45,168	SUPERVALU, Inc.	359,989
20,952	Tyson Foods, Inc., Class A	366,031
20,680	Wal-Mart Stores, Inc.	1,100,383
6,677	Whole Foods Market, Inc.	440,882
		12,995,631
	Energy - 12.3%

5,995	Apache Corp.	617,905
8,629	Baker Hughes, Inc.	527,318
18,479	Chevron Corp.	1,827,758
15,545	ConocoPhillips	1,058,148
6,504	CONSOL Energy, Inc.	296,973
18,605	Denbury Resources, Inc.*	296,750
42,043	Exxon Mobil Corp.	3,112,864
14,020	Halliburton Co.	622,067
6,240	Helmerich & Payne, Inc.	355,805
7,965	Hess Corp.	472,643
17,230	Marathon Oil Corp.	463,831
11,156	Marathon Petroleum Corp.	413,441
7,755	Murphy Oil Corp.	415,513
19,265	Nabors Industries Ltd.*	355,247
2,641	Occidental Petroleum Corp.	229,080
8,490	Peabody Energy Corp.	414,312
14,180	Schlumberger Ltd.	1,107,741
9,567	Southwestern Energy Co.*	363,068
16,882	Tesoro Corp.*	406,181
19,550	Valero Energy Corp.	444,176
		13,800,821
	Financials - 12.4%

12,182	Aflac, Inc.	459,505
16,361	Allstate Corp. (The)	429,149
902	American Express Co.	44,838
7,748	Ameriprise Financial, Inc.	354,084
9,168	AON Corp.	428,421
3,219	Assurant, Inc.	113,212
43,724	Bank of America Corp.	357,225
10,491	Capital One Financial Corp.	483,110
6,627	CB Richard Ellis Group, Inc., Class A*	100,465
7,329	Chubb Corp.	453,592
12,977	Citigroup, Inc.	402,936
1,758	CME Group, Inc.	469,597
16,662	Discover Financial Services	419,216
5,411	Equity Residential (REIT)	331,045
1,298	Goldman Sachs Group, Inc. (The)	150,854
19,143	Hartford Financial Services Group, Inc.	366,397
12,738	HCP, Inc. (REIT)	474,873
8,382	Health Care REIT, Inc. (REIT)	427,147
31,310	Janus Capital Group, Inc.	228,563
21,006	JPMorgan Chase & Co.	788,985
52,146	KeyCorp	346,249
12,834	Leucadia National Corp.	380,271
5,256	M&T Bank Corp.	399,824
3,893	MetLife, Inc.	130,805
11,698	Moody’s Corp.	360,649
14,210	NASDAQ OMX Group, Inc. (The)*	336,635
13,153	NYSE Euronext	358,814
9,699	Plum Creek Timber Co., Inc. (REIT)	368,271
6,248	Prudential Financial, Inc.	313,712
3,679	Public Storage (REIT)	455,203
81,428	Regions Financial Corp.	369,683
5,268	Torchmark Corp.	201,290
9,151	Travelers Cos., Inc. (The)	461,759
617	U.S. Bancorp	14,321
9,530	Unum Group	224,336
7,535	Ventas, Inc. (REIT)	402,972
30,063	Wells Fargo & Co.	784,644

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
21,398	Weyerhaeuser Co. (REIT)	$385,806
18,206	Zions Bancorp.	317,513
		13,895,971
	Health Care - 11.1%

7,105	Abbott Laboratories	373,084
11,956	Agilent Technologies, Inc.*	440,818
10,504	AmerisourceBergen Corp.	415,748
1,030	Amgen, Inc.	57,067
7,684	Baxter International, Inc.	430,150
5,246	Becton, Dickinson and Co.	426,919
786	Bristol-Myers Squibb Co.	23,384
3,709	C.R. Bard, Inc.	353,319
10,433	Cardinal Health, Inc.	443,402
9,453	Celgene Corp.*	562,170
6,590	Cerner Corp.*	434,676
11,809	Coventry Health Care, Inc.*	388,280
10,027	Covidien plc	523,209
4,901	Edwards Lifesciences Corp.*	369,780
16,688	Eli Lilly & Co.	625,967
14,456	Gilead Sciences, Inc.*	576,578
5,443	Humana, Inc.	422,595
14,735	Johnson & Johnson	969,563
5,786	McKesson Corp.	462,475
8,893	Medco Health Solutions, Inc.*	481,467
10,855	Medtronic, Inc.	380,685
12,648	Merck & Co., Inc.	418,902
42,758	Pfizer, Inc.	811,547
9,899	St. Jude Medical, Inc.	450,800
60,257	Tenet Healthcare Corp.*	318,157
15,403	UnitedHealth Group, Inc.	731,951
8,000	WellPoint, Inc.	506,400
		12,399,093
	Industrials - 9.8%
1,544	3M Co.	128,121
633	Boeing Co. (The)	42,322
5,801	C.H. Robinson Worldwide, Inc.	408,971
8,278	Caterpillar, Inc.	753,298
21,352	CSX Corp.	468,463
4,918	Cummins, Inc.	456,981
8,574	Danaher Corp.	392,775
6,670	Dover Corp.	383,658
8,080	Eaton Corp.	347,036
8,413	Expeditors International of Washington, Inc.	382,792
5,946	FedEx Corp.	468,069
6,832	Fluor Corp.	414,839
2,050	General Dynamics Corp.	131,364
65,509	General Electric Co.	1,068,452
5,554	L-3 Communications Holdings, Inc.	376,672
6,842	Lockheed Martin Corp.	507,608
7,324	Norfolk Southern Corp.	495,688
8,463	Northrop Grumman Corp.	462,249
10,122	PACCAR, Inc.	380,891
5,991	Parker Hannifin Corp.	439,919
9,817	Raytheon Co.	424,389
14,397	Republic Services, Inc.	437,093
7,408	Ryder System, Inc.	348,769
15,010	Southwest Airlines Co.	129,386
3,434	Textron, Inc.	57,932
218	Tyco International Ltd.	9,064
253	Union Pacific Corp.	23,319
11,967	United Parcel Service, Inc., Class B	806,456
2,925	United Technologies Corp.	217,181
		10,963,757
	Information Technology - 18.5%

8,119	Accenture plc, Class A	435,097
16,065	Adobe Systems, Inc.*	405,481
9,819	Altera Corp.	357,313
11,097	Analog Devices, Inc.	366,423
7,603	Apple, Inc.*	2,925,863
33,366	Applied Materials, Inc.	377,703
10,563	Autodesk, Inc.*	297,877
9,108	BMC Software, Inc.*	369,876
16,781	CA, Inc.	352,233
17,589	Cisco Systems, Inc.	275,796
7,417	Cognizant Technology Solutions Corp., Class A*	470,609
12,171	Computer Sciences Corp.	373,163
27,516	Corning, Inc.	413,566
33,975	Dell, Inc.*	505,038
2,299	EMC Corp.*	51,935
4,844	F5 Networks, Inc.*	395,367
1,321	Google, Inc., Class A*	714,608
8,559	Harris Corp.	345,356
10,119	Hewlett-Packard Co.	263,398
53,898	Intel Corp.	1,084,967
7,253	International Business Machines Corp.	1,246,863
21,031	Jabil Circuit, Inc.	354,372
23,415	JDS Uniphase Corp.*	303,693
9,134	KLA-Tencor Corp.	335,035
11,994	Linear Technology Corp.	343,388
28,184	MEMC Electronic Materials, Inc.*	196,724
10,566	Microchip Technology, Inc.	346,776
67,899	Microsoft Corp.	1,806,113
16,368	Molex, Inc.	357,641
10,647	Motorola Solutions, Inc.*	448,132
39,777	Oracle Corp.	1,116,540
6,440	QUALCOMM, Inc.	331,402
24,464	SAIC, Inc.*	366,960
24,802	Symantec Corp.*	425,354
19,247	Texas Instruments, Inc.	504,464
7,232	Visa, Inc., Class A	635,548
47,571	Xerox Corp.	394,839
29,692	Yahoo!, Inc.*	403,960
		20,699,473
	Materials - 4.4%

5,299	Air Products & Chemicals, Inc.	433,829
29,673	Alcoa, Inc.	380,111
7,517	Allegheny Technologies, Inc.	376,752
8,791	Ball Corp.	315,773
11,238	Bemis Co., Inc.	349,052
2,413	CF Industries Holdings, Inc.	441,145
4,990	Cliffs Natural Resources, Inc.	413,422
13,481	Dow Chemical Co. (The)	383,534
242	E.I. du Pont de Nemours & Co.	11,681
4,335	Eastman Chemical Co.	358,635
13,915	Freeport-McMoRan Copper & Gold, Inc.	655,953
11,430	Nucor Corp.	412,394
5,259	PPG Industries, Inc.	402,787
		4,935,068
	Telecommunication Services - 2.5%

55,202	AT&T, Inc.	1,572,153
52,380	Frontier Communications Corp.	392,326
32,956	MetroPCS Communications, Inc.*	367,789
11,736	Verizon Communications, Inc.	424,491
		2,756,759

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Utilities - 4.0%

19,118	CMS Energy Corp.	$376,625
7,983	Consolidated Edison, Inc.	448,724
878	DTE Energy Co.	44,392
11,468	Edison International	426,495
6,452	Entergy Corp.	420,735
7,378	Integrys Energy Group, Inc.	369,416
18,150	NiSource, Inc.	387,684
11,021	Northeast Utilities	382,429
15,975	NRG Energy, Inc.*	374,454
5,590	Oneok, Inc.	396,331
19,259	Pepco Holdings, Inc.	375,165
3,760	Pinnacle West Capital Corp.	166,342
9,248	SCANA Corp.	371,955
		4,540,747
	Total Common Stocks (Cost $109,813,119)	108,233,895

Principal Amount
	U.S. Government & Agency Security (a) - 0.0%‡
	Federal Home Loan Bank
$6,382	0.00%, due 09/01/11	6,382
	Total U.S. Government & Agency Security (Cost $6,382)	6,382

	Repurchase Agreements (a)(b) - 1.5%
1,715,302	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $1,715,305	1,715,302
	Total Repurchase Agreements (Cost $1,715,302)	1,715,302

	Total Investment Securities (Cost $111,534,803) — 98.1%	109,955,579
	Other assets less liabilities — 1.9%	2,121,614
	Net Assets — 100.0%	$112,077,193

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $9,390,959.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT       Real Estate Investment Trust

As of August 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,494,995
Aggregate gross unrealized depreciation	(7,614,666)
Net unrealized depreciation	$(2,119,671)
Federal income tax cost of investments	$112,075,250

Swap Agreements

Credit Suisse 130/30 had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the Credit Suisse 130/30 Large Cap Index	$(15,404,596)	$1,667,503

Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the Credit Suisse 130/30 Large Cap Index	16,146,838	287,329

Equity Index Swap Agreement with Societe Generale, based on positions within the Credit Suisse 130/30 Large Cap Index	(18,628,665)	(1,905,983)

Equity Index Swap Agreement with Societe Generale, based on positions within the Credit Suisse 130/30 Large Cap Index	21,741,993	1,925,304

		$1,974,153

See accompanying notes to schedules of portfolio investments.

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 16.2%
	Consumer Discretionary - 1.8%

15	1-800-Flowers.com, Inc., Class A*	$37
27	99 Cents Only Stores*	503
11	A.H. Belo Corp., Class A	59
15	Abercrombie & Fitch Co., Class A	954
47	Aeropostale, Inc.*	525
14	AFC Enterprises, Inc.*	182
61	Amazon.com, Inc.*	13,133
10	Ambassadors Group, Inc.	76
39	American Axle & Manufacturing Holdings, Inc.*	365
23	American Greetings Corp., Class A	488
10	American Public Education, Inc.*	412
5	America’s Car-Mart, Inc.*	150
13	Amerigon, Inc.*	174
19	Ameristar Casinos, Inc.	355
30	Ann, Inc.*	707
21	Apollo Group, Inc., Class A*	983
16	Arbitron, Inc.	601
8	Archipelago Learning, Inc.*	74
7	Arctic Cat, Inc.*	110
17	Asbury Automotive Group, Inc.*	320
36	Ascena Retail Group, Inc.*	1,023
8	Ascent Capital Group, Inc., Class A*	383
10	Audiovox Corp., Class A*	64
11	AutoNation, Inc.*	444
4	AutoZone, Inc.*	1,228
17	Barnes & Noble, Inc.	227
44	Beazer Homes USA, Inc.*	93
22	bebe stores, inc.	151
42	Bed Bath & Beyond, Inc.*	2,388
53	Belo Corp., Class A	289
8	Benihana, Inc., Class A*	65
55	Best Buy Co., Inc.	1,407
13	Big 5 Sporting Goods Corp.	97
13	Big Lots, Inc.*	441
1	Biglari Holdings, Inc.*	329
14	BJ’s Restaurants, Inc.*	646
8	Black Diamond, Inc.*	62
7	Blue Nile, Inc.*	272
3	Blyth, Inc.	171
17	Bob Evans Farms, Inc.	540
7	Body Central Corp.*	121
7	Bon-Ton Stores, Inc. (The)	49
32	Boyd Gaming Corp.*	200
11	Bravo Brio Restaurant Group, Inc.*	228
10	Bridgepoint Education, Inc.*	221
26	Brown Shoe Co., Inc.	214
51	Brunswick Corp.	810
16	Buckle, Inc. (The)	630
11	Buffalo Wild Wings, Inc.*	678
10	Build-A-Bear Workshop, Inc.*	59
25	Cabela’s, Inc.*	586
39	Cablevision Systems Corp., Class A	704
37	Callaway Golf Co.	208
10	Cambium Learning Group, Inc.*	30
9	Capella Education Co.*	288
7	Caribou Coffee Co., Inc.*	106
38	CarMax, Inc.*	1,068
73	Carnival Corp.	2,411
7	Carrols Restaurant Group, Inc.*	65
28	Carter’s, Inc.*	866
24	Casual Male Retail Group, Inc.*	100
16	Cato Corp. (The), Class A	406
4	Cavco Industries, Inc.*	145
114	CBS Corp., Class B	2,856
11	CEC Entertainment, Inc.	342
21	Central European Media Enterprises Ltd., Class A*	270
67	Charming Shoppes, Inc.*	212
33	Cheesecake Factory, Inc. (The)*	906
5	Cherokee, Inc.	69
15	Children’s Place Retail Stores, Inc. (The)*	644
5	Chipotle Mexican Grill, Inc.*	1,567
21	Christopher & Banks Corp.	100
7	Churchill Downs, Inc.	306
54	Cinemark Holdings, Inc.	1,131
9	Citi Trends, Inc.*	105
50	Coach, Inc.	2,811
18	Coinstar, Inc.*	821
35	Coldwater Creek, Inc.*	37
36	Collective Brands, Inc.*	486
7	Columbia Sportswear Co.	369
471	Comcast Corp., Class A	10,131
8	Conn’s, Inc.*	46
36	Cooper Tire & Rubber Co.	437
7	Core-Mark Holding Co., Inc.*	249
45	Corinthian Colleges, Inc.*	99
11	Cost Plus, Inc.*	85
13	Cracker Barrel Old Country Store, Inc.	551
49	CROCS, Inc.*	1,341
20	Crown Media Holdings, Inc., Class A*	26
5	CSS Industries, Inc.	89
12	Cumulus Media, Inc., Class A*	32
48	D.R. Horton, Inc.	505
84	Dana Holding Corp.*	1,071
23	Darden Restaurants, Inc.	1,106
4	Delta Apparel, Inc.*	67
57	Denny’s Corp.*	216
6	Destination Maternity Corp.	84
10	DeVry, Inc.	442
9	DineEquity, Inc.*	377
131	DIRECTV, Class A*	5,760
47	Discovery Communications, Inc., Class A*	1,987
36	Domino’s Pizza, Inc.*	998
6	Dorman Products, Inc.*	194
11	Drew Industries, Inc.	219
20	E.W. Scripps Co. (The), Class A*	168
155	Eastman Kodak Co.*	493
3	Einstein Noah Restaurant Group, Inc.	45
14	Entercom Communications Corp., Class A*	86
29	Entravision Communications Corp., Class A*	33
14	Ethan Allen Interiors, Inc.	241
45	Exide Technologies*	254
34	Expedia, Inc.	1,031
32	Express, Inc.	611
21	Family Dollar Stores, Inc.	1,121
30	Finish Line (The), Class A	603
5	Fisher Communications, Inc.*	133
646	Ford Motor Co.*	7,184
26	Fortune Brands, Inc.	1,485
23	Fred’s, Inc., Class A	263
10	Fuel Systems Solutions, Inc.*	211
24	Furniture Brands International, Inc.*	67
10	G-III Apparel Group Ltd.*	283

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
24	GameStop Corp., Class A*	$574
41	Gannett Co., Inc.	474
66	Gap, Inc. (The)	1,090
21	Gaylord Entertainment Co.*	528
3	Geeknet, Inc.*	63
14	Genesco, Inc.*	742
27	Genuine Parts Co.	1,486
7	Global Sources Ltd.*	57
8	Global Traffic Network, Inc.*	112
13	GNC Holdings, Inc., Class A*	315
42	Goodyear Tire & Rubber Co. (The)*	523
3	Gordmans Stores, Inc.*	45
17	Grand Canyon Education, Inc.*	264
29	Gray Television, Inc.*	55
14	Group 1 Automotive, Inc.	585
52	H&R Block, Inc.	786
40	Harley-Davidson, Inc.	1,546
12	Harman International Industries, Inc.	434
26	Harte-Hanks, Inc.	207
23	Hasbro, Inc.	891
11	Haverty Furniture Cos., Inc.	130
18	Helen of Troy Ltd.*	540
10	hhgregg, Inc.*	110
16	Hibbett Sports, Inc.*	599
36	Hillenbrand, Inc.	734
271	Home Depot, Inc.	9,046
26	HOT Topic, Inc.	215
35	Hovnanian Enterprises, Inc., Class A*	57
23	HSN, Inc.*	739
42	Iconix Brand Group, Inc.*	822
12	interCLICK, Inc.*	69
51	International Game Technology	778
17	International Speedway Corp., Class A	428
83	Interpublic Group of Cos., Inc. (The)	716
23	Interval Leisure Group, Inc.*	290
14	iRobot Corp.*	390
12	Isle of Capri Casinos, Inc.*	79
36	J.C. Penney Co., Inc.	959
29	Jack in the Box, Inc.*	602
16	Jakks Pacific, Inc.*	272
38	Jamba, Inc.*	67
115	Johnson Controls, Inc.	3,666
3	Johnson Outdoors, Inc., Class A*	47
50	Jones Group, Inc. (The)	588
16	JoS. A. Bank Clothiers, Inc.*	820
25	Journal Communications, Inc., Class A*	92
15	K12, Inc.*	403
44	KB Home	290
4	Kenneth Cole Productions, Inc., Class A*	46
10	Kirkland’s, Inc.*	93
17	Knology, Inc.*	232
48	Kohl’s Corp.	2,224
34	Krispy Kreme Doughnuts, Inc.*	309
15	K-Swiss, Inc., Class A*	80
30	La-Z-Boy, Inc.*	264
24	Leapfrog Enterprises, Inc.*	79
24	Leggett & Platt, Inc.	533
27	Lennar Corp., Class A	397
11	Libbey, Inc.*	143
24	Life Time Fitness, Inc.*	920
5	Lifetime Brands, Inc.	53
43	Limited Brands, Inc.	1,623
17	LIN TV Corp., Class A*	53
13	Lincoln Educational Services Corp.	128
26	Lions Gate Entertainment Corp.*	181
13	Lithia Motors, Inc., Class A	245
81	Live Nation Entertainment, Inc.*	749
55	Liz Claiborne, Inc.*	287
222	Lowe’s Cos., Inc.	4,424
11	Luby’s, Inc.*	50
13	Lumber Liquidators Holdings, Inc.*	197
11	M/I Homes, Inc.*	91
7	Mac-Gray Corp.	97
73	Macy’s, Inc.	1,894
14	Maidenform Brands, Inc.*	356
12	Marcus Corp.	117
6	Marine Products Corp.*	33
13	MarineMax, Inc.*	88
48	Marriott International, Inc., Class A	1,405
16	Martha Stewart Living Omnimedia, Class A*	53
59	Mattel, Inc.	1,585
17	Matthews International Corp., Class A	568
33	McClatchy Co. (The), Class A*	56
8	McCormick & Schmick’s Seafood Restaurants, Inc.*	50
177	McDonald’s Corp.	16,011
52	McGraw-Hill Cos., Inc. (The)	2,190
22	MDC Holdings, Inc.	430
14	MDC Partners, Inc., Class A	223
30	Men’s Wearhouse, Inc. (The)	867
21	Meredith Corp.	542
16	Meritage Homes Corp.*	300
27	Modine Manufacturing Co.*	311
5	Monarch Casino & Resort, Inc.*	51
18	Monro Muffler Brake, Inc.	712
13	Morgans Hotel Group Co.*	89
7	Motorcar Parts of America, Inc.*	71
10	Movado Group, Inc.	138
16	Multimedia Games Holding Co., Inc.*	79
5	National American University Holdings, Inc.	44
32	National CineMedia, Inc.	453
7	Netflix, Inc.*	1,645
16	New York & Co., Inc.*	56
79	New York Times Co. (The), Class A*	646
50	Newell Rubbermaid, Inc.	692
389	News Corp., Class A	6,718
6	Nexstar Broadcasting Group, Inc., Class A*	37
65	NIKE, Inc., Class B	5,632
29	Nordstrom, Inc.	1,318
16	Nutrisystem, Inc.	205
11	O’Charleys, Inc.*	62
160	Office Depot, Inc.*	416
50	OfficeMax, Inc.*	314
48	Omnicom Group, Inc.	1,946
12	Orbitz Worldwide, Inc.*	30
23	O’Reilly Automotive, Inc.*	1,492
55	Orient-Express Hotels Ltd., Class A*	431
8	Outdoor Channel Holdings, Inc.*	55
7	Overstock.com, Inc.*	73
7	Oxford Industries, Inc.	251

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
13	P.F. Chang’s China Bistro, Inc.	$392
27	Pacific Sunwear of California, Inc.*	42
11	Papa John’s International, Inc.*	327
7	Peet’s Coffee & Tea, Inc.*	408
26	Penske Automotive Group, Inc.	474
30	PEP Boys-Manny Moe & Jack	296
7	Perry Ellis International, Inc.*	161
12	PetMed Express, Inc.	122
61	Pier 1 Imports, Inc.*	652
36	Pinnacle Entertainment, Inc.*	494
28	Pool Corp.	726
8	priceline.com, Inc.*	4,298
57	PulteGroup, Inc.*	274
75	Quiksilver, Inc.*	314
5	R.G. Barry Corp.	51
11	Ralph Lauren Corp.	1,508
6	ReachLocal, Inc.*	87
8	Red Lion Hotels Corp.*	56
7	Red Robin Gourmet Burgers, Inc.*	218
33	Regis Corp.	487
37	Rent-A-Center, Inc.	1,043
5	Rentrak Corp.*	72
20	Ross Stores, Inc.	1,531
38	Ruby Tuesday, Inc.*	317
9	rue21, inc.*	226
20	Ruth’s Hospitality Group, Inc.*	106
26	Ryland Group, Inc.	303
2	Saga Communications, Inc., Class A*	63
67	Saks, Inc.*	649
15	Scholastic Corp.	416
34	Scientific Games Corp., Class A*	300
15	Scripps Networks Interactive, Inc., Class A	643
29	Sealy Corp.*	59
7	Sears Holdings Corp.*	419
32	Select Comfort Corp.*	508
3	Shiloh Industries, Inc.	30
5	Shoe Carnival, Inc.*	127
31	Shuffle Master, Inc.*	275
17	Shutterfly, Inc.*	912
29	Sinclair Broadcast Group, Inc., Class A	227
24	Six Flags Entertainment Corp.	805
22	Skechers U.S.A., Inc., Class A*	355
4	Skyline Corp.	44
35	Smith & Wesson Holding Corp.*	114
23	Sonic Automotive, Inc., Class A	319
36	Sonic Corp.*	334
39	Sotheby’s	1,451
19	Spartan Motors, Inc.	87
7	Speedway Motorsports, Inc.	94
21	Stage Stores, Inc.	343
11	Standard Motor Products, Inc.	145
61	Standard Pacific Corp.*	157
121	Staples, Inc.	1,784
128	Starbucks Corp.	4,943
33	Starwood Hotels & Resorts Worldwide, Inc.	1,471
16	Stein Mart, Inc.	113
9	Steiner Leisure Ltd.*	359
4	Steinway Musical Instruments, Inc.*	99
22	Steven Madden Ltd.*	795
45	Stewart Enterprises, Inc., Class A	273
15	Stoneridge, Inc.*	120
7	Strayer Education, Inc.	663
11	Sturm Ruger & Co., Inc.	366
8	Summer Infant, Inc.*	56
14	Superior Industries International, Inc.	241
4	Syms Corp.*	35
6	Systemax, Inc.*	81
40	Talbots, Inc.*	118
117	Target Corp.	6,045
35	Tenneco, Inc.*	1,148
36	Texas Roadhouse, Inc.	515
22	Tiffany & Co.	1,583
23	Timberland Co. (The), Class A*	988
57	Time Warner Cable, Inc.	3,734
182	Time Warner, Inc.	5,762
66	TJX Cos., Inc.	3,605
4	Tower International, Inc.*	56
12	Town Sports International Holdings, Inc.*	90
15	True Religion Apparel, Inc.*	458
25	Tuesday Morning Corp.*	100
9	U.S. Auto Parts Network, Inc.*	57
8	Unifi, Inc.*	90
9	Universal Electronics, Inc.*	175
12	Universal Technical Institute, Inc.*	175
21	Urban Outfitters, Inc.*	550
21	Vail Resorts, Inc.	849
28	Valassis Communications, Inc.*	708
1	Value Line, Inc.	12
24	ValueVision Media, Inc., Class A*	91
11	Vera Bradley, Inc.*	386
15	VF Corp.	1,756
100	Viacom, Inc., Class B	4,824
14	Vitamin Shoppe, Inc.*	620
322	Walt Disney Co. (The)	10,967
25	Warnaco Group, Inc. (The)*	1,334
1	Washington Post Co. (The), Class B	356
9	West Marine, Inc.*	85
3	Westwood One, Inc.*	17
59	Wet Seal, Inc. (The), Class A*	297
4	Weyco Group, Inc.	91
13	Whirlpool Corp.	815
1	Winmark Corp.	47
17	Winnebago Industries, Inc.*	133
29	Wolverine World Wide, Inc.	1,056
16	World Wrestling Entertainment, Inc., Class A	153
29	Wyndham Worldwide Corp.	942
13	Wynn Resorts Ltd.	2,011
79	Yum! Brands, Inc.	4,295
12	Zagg, Inc.*	180
19	Zale Corp.*	78
12	Zumiez, Inc.*	222
		285,569
	Consumer Staples - 1.5%

2	Alico, Inc.	42
50	Alliance One International, Inc.*	159
356	Altria Group, Inc.	9,680
11	Andersons, Inc. (The)	442
116	Archer-Daniels-Midland Co.	3,304
1	Arden Group, Inc., Class A	81
73	Avon Products, Inc.	1,647
28	B&G Foods, Inc.	510
5	Boston Beer Co., Inc., Class A*	405
18	Brown-Forman Corp., Class B	1,291
7	Calavo Growers, Inc.	140
8	Cal-Maine Foods, Inc.	260
31	Campbell Soup Co.	988

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
22	Casey’s General Stores, Inc.	$990
42	Central European Distribution Corp.*	296
27	Central Garden and Pet Co., Class A*	212
26	Chiquita Brands International, Inc.*	268
23	Clorox Co.	1,603
3	Coca-Cola Bottling Co. Consolidated	168
389	Coca-Cola Co. (The)	27,405
55	Coca-Cola Enterprises, Inc.	1,519
83	Colgate-Palmolive Co.	7,467
70	ConAgra Foods, Inc.	1,709
30	Constellation Brands, Inc., Class A*	593
74	Costco Wholesale Corp.	5,812
6	Craft Brewers Alliance, Inc.*	36
231	CVS Caremark Corp.	8,295
67	Darling International, Inc.*	1,129
31	Dean Foods Co.*	268
13	Diamond Foods, Inc.	1,025
21	Dole Food Co., Inc.*	237
38	Dr. Pepper Snapple Group, Inc.	1,462
14	Elizabeth Arden, Inc.*	451
19	Estee Lauder Cos., Inc. (The), Class A	1,855
4	Farmer Bros Co.	23
11	Female Health Co. (The)	47
21	Fresh Del Monte Produce, Inc.	507
16	Fresh Market, Inc. (The)*	618
109	General Mills, Inc.	4,132
1	Griffin Land & Nurseries, Inc.	26
55	H. J. Heinz Co.	2,895
21	Hain Celestial Group, Inc. (The)*	664
5	Harbinger Group, Inc.*	23
53	Heckmann Corp.*	307
26	Hershey Co. (The)	1,525
24	Hormel Foods Corp.	663
7	Imperial Sugar Co.	63
7	Ingles Markets, Inc., Class A	107
9	Inter Parfums, Inc.	149
8	J&J Snack Foods Corp.	405
20	J.M. Smucker Co. (The)	1,442
43	Kellogg Co.	2,336
67	Kimberly-Clark Corp.	4,634
299	Kraft Foods, Inc., Class A	10,471
103	Kroger Co. (The)	2,427
11	Lancaster Colony Corp.	667
3	Lifeway Foods, Inc.*	31
5	Limoneira Co.	88
24	Lorillard, Inc.	2,674
23	McCormick & Co., Inc. (Non-Voting)	1,099
35	Mead Johnson Nutrition Co.	2,494
8	Medifast, Inc.*	131
7	MGP Ingredients, Inc.	43
27	Molson Coors Brewing Co., Class B	1,181
7	Nash Finch Co.	223
6	National Beverage Corp.	99
6	Nature’s Sunshine Products, Inc.*	103
32	Nu Skin Enterprises, Inc., Class A	1,353
5	Nutraceutical International Corp.*	70
3	Oil-Dri Corp. of America	58
11	Omega Protein Corp.*	133
13	Pantry, Inc. (The)*	162
269	PepsiCo, Inc.	17,332
303	Philip Morris International, Inc.	21,004
29	Pilgrim’s Pride Corp.*	101
29	Prestige Brands Holdings, Inc.*	312
10	Pricesmart, Inc.	655
8	Primo Water Corp.*	57
475	Procter & Gamble Co. (The)	30,248
6	Revlon, Inc., Class A*	80
58	Reynolds American, Inc.	2,179
340	Rite Aid Corp.*	374
28	Ruddick Corp.	1,145
60	Safeway, Inc.	1,100
13	Sanderson Farms, Inc.	510
100	Sara Lee Corp.	1,804
7	Schiff Nutrition International, Inc.	72
5	Seneca Foods Corp., Class A*	117
34	Smart Balance, Inc.*	172
27	Snyder’s-Lance, Inc.	601
13	Spartan Stores, Inc.	210
10	Spectrum Brands Holdings, Inc.*	268
62	Star Scientific, Inc.*	146
36	SUPERVALU, Inc.	287
5	Susser Holdings Corp.*	105
10	Synutra International, Inc.*	61
99	Sysco Corp.	2,765
14	Tootsie Roll Industries, Inc.	355
20	TreeHouse Foods, Inc.*	1,096
51	Tyson Foods, Inc., Class A	891
28	United Natural Foods, Inc.*	1,139
13	Universal Corp.	529
4	USANA Health Sciences, Inc.*	103
26	Vector Group Ltd.	486
4	Village Super Market, Inc., Class A	100
156	Walgreen Co.	5,493
325	Wal-Mart Stores, Inc.	17,293
10	WD-40 Co.	411
6	Weis Markets, Inc.	235
25	Whole Foods Market, Inc.	1,651
32	Winn-Dixie Stores, Inc.*	247
		237,556
	Energy - 1.8%

47	Abraxas Petroleum Corp.*	173
7	Alon USA Energy, Inc.	65
39	Alpha Natural Resources, Inc.*	1,290
10	Amyris, Inc.*	201
85	Anadarko Petroleum Corp.	6,269
65	Apache Corp.	6,700
5	Apco Oil and Gas International, Inc.	396
13	Approach Resources, Inc.*	241
26	ATP Oil & Gas Corp.*	350
74	Baker Hughes, Inc.	4,522
14	Basic Energy Services, Inc.*	306
30	Berry Petroleum Co., Class A	1,471
27	Bill Barrett Corp.*	1,295
59	BPZ Resources, Inc.*	217
21	Bristow Group, Inc.	924
18	Cabot Oil & Gas Corp.	1,365
55	Cal Dive International, Inc.*	160
23	Callon Petroleum Co.*	132
34	CAMAC Energy, Inc.*	28
42	Cameron International Corp.*	2,182
22	Carrizo Oil & Gas, Inc.*	660
48	Cheniere Energy, Inc.*	372
112	Chesapeake Energy Corp.	3,628
342	Chevron Corp.	33,827
3	Clayton Williams Energy, Inc.*	170
29	Clean Energy Fuels Corp.*	382
35	Cloud Peak Energy, Inc.*	700
46	Complete Production Services, Inc.*	1,337

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
27	Comstock Resources, Inc.*	$549
240	ConocoPhillips	16,337
39	CONSOL Energy, Inc.	1,781
7	Contango Oil & Gas Co.*	424
13	Crimson Exploration, Inc.*	34
23	Crosstex Energy, Inc.	269
51	CVR Energy, Inc.*	1,452
5	Dawson Geophysical Co.*	175
8	Delek U.S. Holdings, Inc.	118
68	Denbury Resources, Inc.*	1,085
72	Devon Energy Corp.	4,884
37	DHT Holdings, Inc.	110
12	Diamond Offshore Drilling, Inc.	765
20	Dril-Quip, Inc.*	1,294
131	El Paso Corp.	2,507
21	Endeavour International Corp.*	207
17	Energy Partners Ltd.*	226
43	Energy XXI Bermuda Ltd.*	1,153
46	EOG Resources, Inc.	4,259
25	EQT Corp.	1,496
9	Evolution Petroleum Corp.*	57
37	Exterran Holdings, Inc.*	438
838	Exxon Mobil Corp.	62,046
41	FMC Technologies, Inc.*	1,823
30	Frontline Ltd.	234
30	FX Energy, Inc.*	188
33	Gastar Exploration Ltd.*	137
67	General Maritime Corp.	27
6	Geokinetics, Inc.*	27
12	GeoResources, Inc.*	280
3	Gevo, Inc.*	32
10	Global Geophysical Services, Inc.*	121
58	Global Industries Ltd.*	256
35	GMX Resources, Inc.*	101
23	Golar LNG Ltd.	759
15	Goodrich Petroleum Corp.*	240
12	Green Plains Renewable Energy, Inc.*	127
8	Gulf Island Fabrication, Inc.	197
14	GulfMark Offshore, Inc., Class A*	553
24	Gulfport Energy Corp.*	694
3	Hallador Energy Co.	26
156	Halliburton Co.	6,922
20	Harvest Natural Resources, Inc.*	226
61	Helix Energy Solutions Group, Inc.*	1,030
18	Helmerich & Payne, Inc.	1,026
66	Hercules Offshore, Inc.*	279
51	Hess Corp.	3,026
13	Hornbeck Offshore Services, Inc.*	317
10	Houston American Energy Corp.	172
90	Hyperdynamics Corp.*	403
76	ION Geophysical Corp.*	537
1	Isramco, Inc.*	65
20	James River Coal Co.*	216
72	Key Energy Services, Inc.*	1,036
13	Knightsbridge Tankers Ltd.	233
121	Kodiak Oil & Gas Corp.*	726
13	L&L Energy, Inc.*	46
18	Lufkin Industries, Inc.	1,120
64	Magnum Hunter Resources Corp.*	287
121	Marathon Oil Corp.	3,257
61	Marathon Petroleum Corp.	2,261
15	Matrix Service Co.*	163
57	McMoRan Exploration Co.*	734
18	Miller Energy Resources, Inc.*	64
7	Mitcham Industries, Inc.*	118
33	Murphy Oil Corp.	1,768
49	Nabors Industries Ltd.*	904
72	National Oilwell Varco, Inc.	4,761
7	Natural Gas Services Group, Inc.*	91
22	Newfield Exploration Co.*	1,123
52	Newpark Resources, Inc.*	431
43	Noble Corp.*	1,452
30	Noble Energy, Inc.	2,651
27	Nordic American Tankers Ltd.	485
36	Northern Oil and Gas, Inc.*	735
34	Oasis Petroleum, Inc.*	904
138	Occidental Petroleum Corp.	11,970
15	Overseas Shipholding Group, Inc.	267
3	OYO Geospace Corp.*	221
4	Panhandle Oil and Gas, Inc., Class A	114
67	Parker Drilling Co.*	381
53	Patriot Coal Corp.*	781
46	Peabody Energy Corp.	2,245
26	Penn Virginia Corp.	212
14	Petroleum Development Corp.*	333
32	Petroquest Energy, Inc.*	243
8	PHI, Inc. (Non-Voting)*	181
36	Pioneer Drilling Co.*	455
20	Pioneer Natural Resources Co.	1,563
30	QEP Resources, Inc.	1,056
27	Range Resources Corp.	1,749
129	Rentech, Inc.*	129
27	Resolute Energy Corp.*	364
4	REX American Resources Corp.*	66
20	Rex Energy Corp.*	246
3	RigNet, Inc.*	46
31	Rosetta Resources, Inc.*	1,424
22	Rowan Cos., Inc.*	794
231	Schlumberger Ltd.	18,046
14	Scorpio Tankers, Inc.*	96
24	SemGroup Corp., Class A*	550
26	Ship Finance International Ltd.	413
6	Solazyme, Inc.*	84
59	Southwestern Energy Co.*	2,239
111	Spectra Energy Corp.	2,883
28	Stone Energy Corp.*	739
21	Sunoco, Inc.	801
24	Swift Energy Co.*	740
51	Syntroleum Corp.*	61
9	Targa Resources Corp.	269
24	Teekay Tankers Ltd., Class A	156
17	Tesco Corp.*	284
24	Tesoro Corp.*	577
44	Tetra Technologies, Inc.*	451
25	Triangle Petroleum Corp.*	137
9	Union Drilling, Inc.*	77
37	Uranerz Energy Corp.*	88
41	Uranium Energy Corp.*	144
54	Uranium Resources, Inc.*	63
60	Ur-Energy, Inc.*	76
67	USEC, Inc.*	146
30	Vaalco Energy, Inc.*	191
97	Valero Energy Corp.	2,204
101	Vantage Drilling Co.*	155
17	Venoco, Inc.*	197
27	Voyager Oil & Gas, Inc.*	75
20	W&T Offshore, Inc.	422
41	Warren Resources, Inc.*	139
30	Western Refining, Inc.*	523
6	Westmoreland Coal Co.*	62
23	Willbros Group, Inc.*	148

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
100	Williams Cos., Inc. (The)	$2,699
41	World Fuel Services Corp.	1,523
14	Zion Oil & Gas, Inc.*	39
		278,757
	Financials - 2.6%

9	1st Source Corp.	205
16	1st United Bancorp, Inc./FL*	86
12	Abington Bancorp, Inc.	105
23	Acadia Realty Trust (REIT)	485
57	ACE Ltd.	3,681
32	Advance America Cash Advance Centers, Inc.	267
80	Aflac, Inc.	3,018
6	Agree Realty Corp. (REIT)	134
1	Alexander’s, Inc. (REIT)	433
3	Alliance Financial Corp./NY	91
89	Allstate Corp. (The)	2,334
52	Alterra Capital Holdings Ltd.	1,061
19	American Assets Trust, Inc. (REIT)	382
39	American Campus Communities, Inc. (REIT)	1,521
34	American Equity Investment Life Holding Co.	343
178	American Express Co.	8,848
74	American International Group, Inc.*	1,874
6	American Safety Insurance Holdings Ltd.*	114
41	Ameriprise Financial, Inc.	1,874
14	Ameris Bancorp*	129
11	AMERISAFE, Inc.*	217
5	Ames National Corp.	84
14	AmTrust Financial Services, Inc.	339
73	Anworth Mortgage Asset Corp. (REIT)	525
56	AON Corp.	2,617
20	Apartment Investment & Management Co., Class A (REIT)	531
10	Apollo Commercial Real Estate Finance, Inc. (REIT)	150
113	Apollo Investment Corp.	1,027
16	Argo Group International Holdings Ltd.	440
4	Arlington Asset Investment Corp., Class A	103
40	ARMOUR Residential REIT, Inc. (REIT)	300
6	Arrow Financial Corp.	142
18	Artio Global Investors, Inc.	164
30	Ashford Hospitality Trust, Inc. (REIT)	243
24	Associated Estates Realty Corp. (REIT)	425
16	Assurant, Inc.	563
50	Astoria Financial Corp.	510
16	AvalonBay Communities, Inc. (REIT)	2,182
5	Avatar Holdings, Inc.*	51
5	Baldwin & Lyons, Inc., Class B	114
4	Bancfirst Corp.	143
16	Banco Latinoamericano de Comercio Exterior S.A., Class E	267
2	Bancorp Rhode Island, Inc.	86
17	Bancorp, Inc. (The)/DE*	133
48	BancorpSouth, Inc.	542
27	Bank Mutual Corp.	86
1,724	Bank of America Corp.	14,085
3	Bank of Kentucky Financial Corp.	68
3	Bank of Marin Bancorp	107
211	Bank of New York Mellon Corp. (The)	4,361
16	Bank of the Ozarks, Inc.	363
12	BankFinancial Corp.	93
10	Banner Corp.	155
118	BB&T Corp.	2,630
19	Beneficial Mutual Bancorp, Inc.*	149
295	Berkshire Hathaway, Inc., Class B*	21,535
12	Berkshire Hills Bancorp, Inc.	258
44	BGC Partners, Inc., Class A	289
76	BioMed Realty Trust, Inc. (REIT)	1,390
42	BlackRock Kelso Capital Corp.	368
17	BlackRock, Inc.	2,801
5	BofI Holding, Inc.*	71
44	Boston Private Financial Holdings, Inc.	274
25	Boston Properties, Inc. (REIT)	2,607
4	Bridge Bancorp, Inc.	79
5	Bridge Capital Holdings*	50
34	Brookline Bancorp, Inc.	286
6	Bryn Mawr Bank Corp.	114
11	Calamos Asset Management, Inc., Class A	130
1	California First National Bancorp	17
4	Camden National Corp.	112
18	Campus Crest Communities, Inc. (REIT)	213
7	Cape Bancorp, Inc.*	57
8	Capital Bank Corp.*	22
7	Capital City Bank Group, Inc.	71
78	Capital One Financial Corp.	3,592
2	Capital Southwest Corp.	178
39	CapLease, Inc. (REIT)	156
45	Capstead Mortgage Corp. (REIT)	599
17	Cardinal Financial Corp.	167
3	Cascade Bancorp*	30
17	Cash America International, Inc.	950
45	Cathay General Bancorp	577
50	CB Richard Ellis Group, Inc., Class A*	758
86	CBL & Associates Properties, Inc. (REIT)	1,265
32	Cedar Shopping Centers, Inc. (REIT)	118
7	Center Bancorp, Inc.	67
21	Center Financial Corp.*	116
17	CenterState Banks, Inc.	101
9	Central Pacific Financial Corp.*	110
2	Century Bancorp, Inc./MA, Class A	53
170	Charles Schwab Corp. (The)	2,096
4	Charter Financial Corp./GA	36
8	Chatham Lodging Trust (REIT)	80
16	Chemical Financial Corp.	277
19	Chesapeake Lodging Trust (REIT)	244
50	Chubb Corp.	3,094
7	CIFC Corp.*	35
28	Cincinnati Financial Corp.	782
497	Citigroup, Inc.	15,432
7	Citizens & Northern Corp.	114
22	Citizens, Inc./TX*	149
9	City Holding Co.	273
5	Clifton Savings Bancorp, Inc.	50
11	CME Group, Inc.	2,938
7	CNB Financial Corp./PA	95
128	CNO Financial Group, Inc.*	823

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
19	CoBiz Financial, Inc.	$108
26	Cogdell Spencer, Inc. (REIT)	111
10	Cohen & Steers, Inc.	387
48	Colonial Properties Trust (REIT)	1,009
19	Colony Financial, Inc. (REIT)	293
23	Columbia Banking System, Inc.	376
34	Comerica, Inc.	870
21	Community Bank System, Inc.	526
8	Community Trust Bancorp, Inc.	202
23	Compass Diversified Holdings	316
2	Consolidated-Tomoka Land Co.	56
11	Coresite Realty Corp. (REIT)	177
53	Cousins Properties, Inc. (REIT)	383
39	Cowen Group, Inc., Class A*	136
15	Crawford & Co., Class B	108
4	Credit Acceptance Corp.*	277
33	CreXus Investment Corp. (REIT)	309
52	CVB Financial Corp.	453
48	Cypress Sharpridge Investments, Inc. (REIT)*	641
142	DCT Industrial Trust, Inc. (REIT)	640
28	Delphi Financial Group, Inc., Class A	677
25	DFC Global Corp.*	552
1	Diamond Hill Investment Group, Inc.	73
97	DiamondRock Hospitality Co. (REIT)	751
18	Dime Community Bancshares, Inc.	217
93	Discover Financial Services	2,340
4	Donegal Group, Inc., Class A	49
73	Doral Financial Corp.*	119
18	Duff & Phelps Corp., Class A	204
34	DuPont Fabros Technology, Inc. (REIT)	787
23	Dynex Capital, Inc. (REIT)	211
43	E*Trade Financial Corp.*	531
10	Eagle Bancorp, Inc.*	124
16	EastGroup Properties, Inc. (REIT)	647
12	Edelman Financial Group, Inc.	83
42	Education Realty Trust, Inc. (REIT)	378
12	eHealth, Inc.*	153
3	EMC Insurance Group, Inc.	54
22	Employers Holdings, Inc.	269
5	Encore Bancshares, Inc.*	55
9	Encore Capital Group, Inc.*	213
4	Enstar Group Ltd.*	412
3	Enterprise Bancorp, Inc./MA	42
9	Enterprise Financial Services Corp.	133
27	Entertainment Properties Trust (REIT)	1,137
9	Epoch Holding Corp.	134
18	Equity Lifestyle Properties, Inc. (REIT)	1,241
31	Equity One, Inc. (REIT)	558
50	Equity Residential (REIT)	3,059
7	ESB Financial Corp.	85
7	ESSA Bancorp, Inc.	79
12	Evercore Partners, Inc., Class A	315
18	Excel Trust, Inc. (REIT)	194
54	Extra Space Storage, Inc. (REIT)	1,161
27	EZCORP, Inc., Class A*	906
7	FBL Financial Group, Inc., Class A	204
29	FBR & Co.*	74
6	Federal Agricultural Mortgage Corp., Class C	120
16	Federated Investors, Inc., Class B	283
72	FelCor Lodging Trust, Inc. (REIT)*	247
42	Fifth Street Finance Corp.	416
156	Fifth Third Bancorp	1,657
22	Financial Engines, Inc.*	490
8	Financial Institutions, Inc.	126
61	First American Financial Corp.	930
5	First Bancorp, Inc./ME	67
9	First Bancorp/NC	88
44	First Busey Corp.	214
18	First Cash Financial Services, Inc.*	841
61	First Commonwealth Financial Corp.	274
9	First Community Bancshares, Inc./VA	107
6	First Defiance Financial Corp.*	82
34	First Financial Bancorp	543
18	First Financial Bankshares, Inc.	533
6	First Financial Corp./IN	185
10	First Financial Holdings, Inc.	63
45	First Horizon National Corp.	317
50	First Industrial Realty Trust, Inc. (REIT)*	472
9	First Interstate BancSystem, Inc.	110
32	First Marblehead Corp. (The)*	45
15	First Merchants Corp.	114
43	First Midwest Bancorp, Inc./IL	378
4	First of Long Island Corp. (The)	95
5	First Pactrust Bancorp, Inc.	59
29	First Potomac Realty Trust (REIT)	376
63	FirstMerit Corp.	785
113	Flagstar Bancorp, Inc.*	69
30	Flagstone Reinsurance Holdings S.A.	213
18	Flushing Financial Corp.	207
73	FNB Corp./PA	655
20	Forestar Group, Inc.*	252
3	Fortegra Financial Corp.*	15
8	Fox Chase Bancorp, Inc.	103
5	FPIC Insurance Group, Inc.*	210
8	Franklin Financial Corp./VA*	92
25	Franklin Resources, Inc.	2,998
41	Franklin Street Properties Corp. (REIT)	535
10	FXCM, Inc., Class A	117
4	Gain Capital Holdings, Inc.*	23
4	GAMCO Investors, Inc., Class A	195
83	Genworth Financial, Inc., Class A*	574
7	German American Bancorp, Inc.	110
15	Getty Realty Corp. (REIT)	285
41	GFI Group, Inc.	179
41	Glacier Bancorp, Inc.	472
12	Gladstone Capital Corp.	97
6	Gladstone Commercial Corp. (REIT)	99
13	Gladstone Investment Corp.	89
45	Gleacher & Co., Inc.*	58
62	Glimcher Realty Trust (REIT)	528
8	Global Indemnity plc*	148
88	Goldman Sachs Group, Inc. (The)	10,227
6	Golub Capital BDC, Inc.	90
20	Government Properties Income Trust (REIT)	468
6	Great Southern Bancorp, Inc.	106
16	Greenlight Capital Re Ltd., Class A*	359
7	Hallmark Financial Services*	49
6	Hampton Roads Bankshares, Inc.*	47

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
44	Hancock Holding Co.	$1,374
87	Hanmi Financial Corp.*	84
7	Harleysville Group, Inc.	201
18	Harris & Harris Group, Inc.*	75
76	Hartford Financial Services Group, Inc.	1,455
43	Hatteras Financial Corp. (REIT)	1,187
69	HCP, Inc. (REIT)	2,572
30	Health Care REIT, Inc. (REIT)	1,529
42	Healthcare Realty Trust, Inc. (REIT)	735
8	Heartland Financial USA, Inc.	120
25	Hercules Technology Growth Capital, Inc.	237
12	Heritage Commerce Corp.*	51
9	Heritage Financial Corp./WA	105
81	Hersha Hospitality Trust (REIT)	300
17	HFF, Inc., Class A*	201
42	Highwoods Properties, Inc. (REIT)	1,376
23	Hilltop Holdings, Inc.*	179
13	Home Bancshares, Inc./AR	305
10	Home Federal Bancorp, Inc./ID	102
23	Home Properties, Inc. (REIT)	1,538
23	Horace Mann Educators Corp.	306
117	Host Hotels & Resorts, Inc. (REIT)	1,384
90	Hudson City Bancorp, Inc.	559
13	Hudson Pacific Properties, Inc. (REIT)	181
8	Hudson Valley Holding Corp.	155
147	Huntington Bancshares, Inc./OH	739
16	Iberiabank Corp.	770
21	ICG Group, Inc.*	215
10	Imperial Holdings, Inc.*	74
4	Independence Holding Co.	33
12	Independent Bank Corp./MA	286
7	Infinity Property & Casualty Corp.	357
44	Inland Real Estate Corp. (REIT)	357
13	IntercontinentalExchange, Inc.*	1,533
31	International Bancshares Corp.	485
8	INTL FCStone, Inc.*	186
79	Invesco Ltd.	1,446
54	Invesco Mortgage Capital, Inc. (REIT)	953
24	Investment Technology Group, Inc.*	273
27	Investors Bancorp, Inc.*	388
46	Investors Real Estate Trust (REIT)	358
53	iStar Financial, Inc. (REIT)*	381
32	Janus Capital Group, Inc.	234
9	JMP Group, Inc.	61
676	JPMorgan Chase & Co.	25,391
2	Kansas City Life Insurance Co.	62
21	KBW, Inc.	307
8	Kearny Financial Corp.	70
14	Kennedy-Wilson Holdings, Inc.	163
162	KeyCorp	1,076
34	Kilroy Realty Corp. (REIT)	1,215
69	Kimco Realty Corp. (REIT)	1,221
32	Kite Realty Group Trust (REIT)	137
58	Knight Capital Group, Inc., Class A*	749
11	Kohlberg Capital Corp.	72
61	Ladenburg Thalmann Financial Services, Inc.*	95
13	Lakeland Bancorp, Inc.	110
9	Lakeland Financial Corp.	196
49	LaSalle Hotel Properties (REIT)	921
25	Legg Mason, Inc.	712
34	Leucadia National Corp.	1,007
69	Lexington Realty Trust (REIT)	509
53	Lincoln National Corp.	1,100
53	Loews Corp.	1,994
18	LTC Properties, Inc. (REIT)	486
21	M&T Bank Corp.	1,597
29	Maiden Holdings Ltd.	247
12	Main Street Capital Corp.	225
12	MainSource Financial Group, Inc.	107
17	MarketAxess Holdings, Inc.	501
5	Marlin Business Services Corp.*	58
93	Marsh & McLennan Cos., Inc.	2,764
31	MB Financial, Inc.	505
44	MCG Capital Corp.	209
31	Meadowbrook Insurance Group, Inc.	291
8	Medallion Financial Corp.	79
64	Medical Properties Trust, Inc. (REIT)	684
6	Medley Capital Corp.	64
3	Merchants Bancshares, Inc.	82
5	Meridian Interstate Bancorp, Inc.*	64
180	MetLife, Inc.	6,048
8	Metro Bancorp, Inc.*	80
95	MF Global Holdings Ltd.*	522
205	MFA Financial, Inc. (REIT)	1,535
108	MGIC Investment Corp.*	281
21	Mid-America Apartment Communities, Inc. (REIT)	1,501
4	MidSouth Bancorp, Inc.	46
10	Mission West Properties, Inc. (REIT)	78
20	Monmouth Real Estate Investment Corp., Class A (REIT)	162
36	Montpelier Re Holdings Ltd.	618
34	Moody’s Corp.	1,048
253	Morgan Stanley	4,427
28	MPG Office Trust, Inc. (REIT)*	78
14	MVC Capital, Inc.	165
22	Nara Bancorp, Inc.*	156
26	NASDAQ OMX Group, Inc. (The)*	616
4	National Bankshares, Inc.	104
25	National Financial Partners Corp.*	319
14	National Health Investors, Inc. (REIT)	640
4	National Interstate Corp.	92
71	National Penn Bancshares, Inc.	515
49	National Retail Properties, Inc. (REIT)	1,336
1	National Western Life Insurance Co., Class A	151
8	Navigators Group, Inc. (The)*	358
20	NBT Bancorp, Inc.	406
15	Nelnet, Inc., Class A	288
17	Netspend Holdings, Inc.*	101
4	New Mountain Finance Corp.	51
46	Newcastle Investment Corp. (REIT)	254
16	NewStar Financial, Inc.*	164
12	NGP Capital Resources Co.	85
6	Nicholas Financial, Inc.*	67
41	Northern Trust Corp.	1,576
10	Northfield Bancorp, Inc.	135
55	NorthStar Realty Finance Corp. (REIT)	210
61	Northwest Bancshares, Inc.	727
45	NYSE Euronext	1,228

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
8	OceanFirst Financial Corp.	$95
43	Ocwen Financial Corp.*	593
55	Old National Bancorp/IN	540
59	Omega Healthcare Investors, Inc. (REIT)	1,071
7	OmniAmerican Bancorp, Inc.*	100
6	One Liberty Properties, Inc. (REIT)	94
13	OneBeacon Insurance Group Ltd., Class A	181
6	Oppenheimer Holdings Inc., Class A	119
25	optionsXpress Holdings, Inc.	315
26	Oriental Financial Group, Inc.	288
32	Oritani Financial Corp.	421
4	Orrstown Financial Services, Inc.	57
2	Pacific Capital Bancorp NA*	55
11	Pacific Continental Corp.	91
17	PacWest Bancorp	273
7	Park National Corp.	385
17	Park Sterling Corp.*	70
13	Parkway Properties, Inc./MD (REIT)	177
29	Pebblebrook Hotel Trust (REIT)	466
26	PennantPark Investment Corp.	266
2	Penns Woods Bancorp, Inc.	70
32	Pennsylvania Real Estate Investment Trust (REIT)	330
16	PennyMac Mortgage Investment Trust (REIT)	273
6	Peoples Bancorp, Inc./OH	64
64	People’s United Financial, Inc.	752
32	PHH Corp.*	607
67	Phoenix Cos., Inc. (The)*	129
13	Pico Holdings, Inc.*	306
20	Pinnacle Financial Partners, Inc.*	254
9	Piper Jaffray Cos.*	214
22	Platinum Underwriters Holdings Ltd.	693
28	Plum Creek Timber Co., Inc. (REIT)	1,063
88	PMI Group, Inc. (The)*	23
90	PNC Financial Services Group, Inc.	4,513
10	Portfolio Recovery Associates, Inc.*	731
29	Post Properties, Inc. (REIT)	1,212
23	Potlatch Corp. (REIT)	772
13	Presidential Life Corp.	125
20	Primerica, Inc.	417
15	Primus Guaranty Ltd.*	84
55	Principal Financial Group, Inc.	1,395
35	PrivateBancorp, Inc.	311
18	ProAssurance Corp.*	1,306
111	Progressive Corp. (The)	2,129
77	ProLogis, Inc. (REIT)	2,097
63	Prospect Capital Corp.	553
27	Prosperity Bancshares, Inc.	1,022
35	Provident Financial Services, Inc.	440
22	Provident New York Bancorp	142
83	Prudential Financial, Inc.	4,167
11	PS Business Parks, Inc. (REIT)	601
24	Public Storage (REIT)	2,969
5	Pzena Investment Management, Inc., Class A	23
77	Radian Group, Inc.	256
22	RAIT Financial Trust (REIT)	86
22	Ramco-Gershenson Properties Trust (REIT)	228
45	Redwood Trust, Inc. (REIT)	565
214	Regions Financial Corp.	972
14	Renasant Corp.	194
6	Republic Bancorp, Inc./KY, Class A	107
41	Resource Capital Corp. (REIT)	222
24	Retail Opportunity Investments Corp. (REIT)	269
11	RLI Corp.	695
16	RLJ Lodging Trust (REIT)	212
17	Rockville Financial, Inc.	163
4	Roma Financial Corp.	35
16	S&T Bancorp, Inc.	297
7	S.Y. Bancorp, Inc.	140
14	Sabra Health Care REIT, Inc. (REIT)	164
12	Safeguard Scientifics, Inc.*	192
7	Safety Insurance Group, Inc.	273
14	Sandy Spring Bancorp, Inc.	229
4	Saul Centers, Inc. (REIT)	142
8	SCBT Financial Corp.	224
12	SeaBright Holdings, Inc.	76
42	Seacoast Banking Corp. of Florida*	71
31	Selective Insurance Group, Inc.	471
7	Sierra Bancorp	74
24	Signature Bank/NY*	1,335
10	Simmons First National Corp., Class A	230
50	Simon Property Group, Inc. (REIT)	5,875
90	SLM Corp.	1,236
21	Solar Capital Ltd.	486
4	Solar Senior Capital Ltd.	67
9	Southside Bancshares, Inc.	179
11	Southwest Bancorp, Inc./OK*	56
16	Sovran Self Storage, Inc. (REIT)	650
9	STAG Industrial, Inc. (REIT)	97
54	Starwood Property Trust, Inc. (REIT)	999
8	State Auto Financial Corp.	113
9	State Bancorp, Inc./NY	104
18	State Bank Financial Corp.*	255
86	State Street Corp.	3,055
13	StellarOne Corp.	153
18	Sterling Bancorp/NY	154
15	Sterling Financial Corp./WA*	211
10	Stewart Information Services Corp.	95
31	Stifel Financial Corp.*	932
101	Strategic Hotels & Resorts, Inc. (REIT)*	483
6	Suffolk Bancorp	49
16	Summit Hotel Properties, Inc. (REIT)	132
22	Sun Bancorp, Inc./NJ*	65
12	Sun Communities, Inc. (REIT)	462
68	Sunstone Hotel Investors, Inc. (REIT)*	411
91	SunTrust Banks, Inc.	1,811
75	Susquehanna Bancshares, Inc.	503
25	SVB Financial Group*	1,152
17	SWS Group, Inc.	73
39	Symetra Financial Corp.	418
44	T. Rowe Price Group, Inc.	2,353
50	Tanger Factory Outlet Centers (REIT)	1,406
6	Taylor Capital Group, Inc.*	39
8	Tejon Ranch Co.*	218
5	Terreno Realty Corp. (REIT)	76
7	Territorial Bancorp, Inc.	142
21	Texas Capital Bancshares, Inc.*	539

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
5	THL Credit, Inc.	$59
19	TICC Capital Corp.	181
5	Tompkins Financial Corp.	194
18	Torchmark Corp.	688
6	Tower Bancorp, Inc.	143
21	Tower Group, Inc.	504
14	TowneBank/VA	165
71	Travelers Cos., Inc. (The)	3,583
11	Triangle Capital Corp.	184
8	Trico Bancshares	108
54	TrustCo Bank Corp NY	252
37	Trustmark Corp.	795
81	Two Harbors Investment Corp. (REIT)	775
328	U.S. Bancorp	7,613
18	UMB Financial Corp.	698
7	UMH Properties, Inc. (REIT)	65
66	Umpqua Holdings Corp.	645
12	Union First Market Bankshares Corp.	132
25	United Bankshares, Inc.	562
12	United Community Banks, Inc./GA*	124
9	United Financial Bancorp, Inc.	139
12	United Fire & Casualty Co.	217
7	Universal Health Realty Income Trust (REIT)	262
11	Universal Insurance Holdings, Inc.	47
10	Univest Corp. of Pennsylvania	141
52	Unum Group	1,224
13	Urstadt Biddle Properties, Inc., Class A (REIT)	219
57	U-Store-It Trust (REIT)	612
49	Ventas, Inc. (REIT)	2,620
20	ViewPoint Financial Group	240
14	Virginia Commerce Bancorp, Inc.*	82
3	Virtus Investment Partners, Inc.*	184
28	Vornado Realty Trust (REIT)	2,405
6	Walker & Dunlop, Inc.*	70
15	Walter Investment Management Corp.	373
9	Washington Banking Co.	100
38	Washington Real Estate Investment Trust (REIT)	1,176
8	Washington Trust Bancorp, Inc.	173
42	Webster Financial Corp.	760
900	Wells Fargo & Co.	23,490
13	WesBanco, Inc.	252
9	West Bancorp., Inc.	79
11	West Coast Bancorp/OR*	163
17	Westamerica Bancorp.	721
40	Western Alliance Bancorp.*	244
16	Westfield Financial, Inc.	120
4	Westwood Holdings Group, Inc.	139
92	Weyerhaeuser Co. (REIT)	1,659
4	Whitestone REIT, Class B (REIT)	46
33	Wilshire Bancorp, Inc.*	102
17	Winthrop Realty Trust (REIT)	174
20	Wintrust Financial Corp.	632
9	World Acceptance Corp.*	586
4	WSFS Financial Corp.	140
53	XL Group plc	1,103
31	Zions Bancorp.	541
		406,162
	Health Care - 2.0%

13	Abaxis, Inc.*	323
264	Abbott Laboratories	13,863
18	Abiomed, Inc.*	224
23	Accretive Health, Inc.*	617
39	Accuray, Inc.*	193
27	Achillion Pharmaceuticals, Inc.*	166
23	Acorda Therapeutics, Inc.*	599
6	Acura Pharmaceuticals, Inc.*	18
5	Aegerion Pharmaceuticals, Inc.*	73
65	Aetna, Inc.	2,602
20	Affymax, Inc.*	94
41	Affymetrix, Inc.*	230
59	Agilent Technologies, Inc.*	2,175
7	Air Methods Corp.*	466
32	Akorn, Inc.*	257
13	Albany Molecular Research, Inc.*	45
35	Align Technology, Inc.*	668
6	Alimera Sciences, Inc.*	43
55	Alkermes, Inc.*	954
52	Allergan, Inc.	4,254
14	Alliance HealthCare Services, Inc.*	22
45	Allos Therapeutics, Inc.*	76
5	Almost Family, Inc.*	99
21	Alnylam Pharmaceuticals, Inc.*	147
31	Alphatec Holdings, Inc.*	78
12	AMAG Pharmaceuticals, Inc.*	169
17	Amedisys, Inc.*	288
9	American Dental Partners, Inc.*	99
47	AmerisourceBergen Corp.	1,860
158	Amgen, Inc.	8,754
9	Amicus Therapeutics, Inc.*	41
23	AMN Healthcare Services, Inc.*	127
11	Ampio Pharmaceuticals, Inc.*	86
18	Amsurg Corp.*	407
6	Anacor Pharmaceuticals, Inc.*	29
7	Analogic Corp.	347
14	AngioDynamics, Inc.*	202
51	Antares Pharma, Inc.*	124
12	Anthera Pharmaceuticals, Inc.*	67
10	Ardea Biosciences, Inc.*	162
84	Arena Pharmaceuticals, Inc.*	109
76	Ariad Pharmaceuticals, Inc.*	748
31	Arqule, Inc.*	135
33	Array Biopharma, Inc.*	70
16	ArthroCare Corp.*	519
11	Assisted Living Concepts, Inc., Class A	148
20	athenahealth, Inc.*	1,160
8	AtriCure, Inc.*	82
1	Atrion Corp.	215
28	Auxilium Pharmaceuticals, Inc.*	476
72	AVANIR Pharmaceuticals, Inc., Class A*	204
18	AVEO Pharmaceuticals, Inc.*	306
78	AVI BioPharma, Inc.*	97
13	Bacterin International Holdings, Inc.*	25
97	Baxter International, Inc.	5,430
37	Becton, Dickinson and Co.	3,011
4	BG Medicine, Inc.*	24
17	BioCryst Pharmaceuticals, Inc.*	56
41	Biogen Idec, Inc.*	3,862
16	Biolase Technology, Inc.*	54
11	BioMimetic Therapeutics, Inc.*	37
14	Bio-Reference Labs, Inc.*	283
54	BioSante Pharmaceuticals, Inc.*	141
23	BioScrip, Inc.*	146
3	BioSpecifics Technologies Corp.*	52

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
14	BioTime, Inc.*	$65
260	Boston Scientific Corp.*	1,763
290	Bristol-Myers Squibb Co.	8,627
15	C.R. Bard, Inc.	1,429
22	Cadence Pharmaceuticals, Inc.*	144
27	Caliper Life Sciences, Inc.*	203
17	Cambrex Corp.*	84
8	Cantel Medical Corp.	199
16	Capital Senior Living Corp.*	115
60	Cardinal Health, Inc.	2,550
14	CardioNet, Inc.*	46
8	Cardiovascular Systems, Inc.*	103
38	CareFusion Corp.*	973
79	Celgene Corp.*	4,698
97	Cell Therapeutics, Inc.*	114
25	Celldex Therapeutics, Inc.*	78
29	Centene Corp.*	925
13	Cephalon, Inc.*	1,048
36	Cepheid, Inc.*	1,305
25	Cerner Corp.*	1,649
27	Cerus Corp.*	55
31	Chelsea Therapeutics International Ltd.*	133
12	Chemed Corp.	697
7	Chindex International, Inc.*	74
46	CIGNA Corp.	2,150
16	Cleveland Biolabs, Inc.*	41
14	Codexis, Inc.*	91
42	Columbia Laboratories, Inc.*	97
6	Complete Genomics, Inc.*	54
6	Computer Programs & Systems, Inc.	425
18	Conceptus, Inc.*	191
16	CONMED Corp.*	375
17	Continucare Corp.*	108
24	Corcept Therapeutics, Inc.*	68
5	Cornerstone Therapeutics, Inc.*	39
4	Corvel Corp.*	182
25	Coventry Health Care, Inc.*	822
84	Covidien plc	4,383
16	Cross Country Healthcare, Inc.*	79
16	CryoLife, Inc.*	82
35	Cubist Pharmaceuticals, Inc.*	1,214
44	Curis, Inc.*	141
16	Cyberonics, Inc.*	451
6	Cynosure, Inc., Class A*	61
28	Cytori Therapeutics, Inc.*	92
16	DaVita, Inc.*	1,177
28	Delcath Systems, Inc.*	116
24	DENTSPLY International, Inc.	845
31	Depomed, Inc.*	193
39	DexCom, Inc.*	469
47	Durect Corp.*	78
14	Dusa Pharmaceuticals, Inc.*	61
57	Dyax Corp.*	85
68	Dynavax Technologies Corp.*	163
5	DynaVox, Inc., Class A*	34
20	Edwards Lifesciences Corp.*	1,509
173	Eli Lilly & Co.	6,489
14	Emergent Biosolutions, Inc.*	253
18	Emeritus Corp.*	315
8	Endocyte, Inc.*	88
28	Endologix, Inc.*	267
9	Ensign Group, Inc. (The)	210
22	Enzo Biochem, Inc.*	64
24	Enzon Pharmaceuticals, Inc.*	205
4	ePocrates, Inc.*	43
28	eResearchTechnology, Inc.*	146
30	Exact Sciences Corp.*	232
5	Exactech, Inc.*	74
16	ExamWorks Group, Inc.*	240
74	Exelixis, Inc.*	554
83	Express Scripts, Inc.*	3,896
24	Five Star Quality Care, Inc.*	78
4	Fluidigm Corp.*	54
49	Forest Laboratories, Inc.*	1,678
6	Furiex Pharmaceuticals, Inc.*	92
10	Genomic Health, Inc.*	244
18	Gentiva Health Services, Inc.*	137
74	Geron Corp.*	198
134	Gilead Sciences, Inc.*	5,345
13	Greatbatch, Inc.*	291
13	GTx, Inc.*	47
15	Haemonetics Corp.*	938
47	Halozyme Therapeutics, Inc.*	320
19	Hanger Orthopedic Group, Inc.*	357
27	Hansen Medical, Inc.*	102
13	Harvard Bioscience, Inc.*	57
55	HealthSouth Corp.*	1,176
39	Healthspring, Inc.*	1,523
9	HealthStream, Inc.*	112
20	Healthways, Inc.*	251
7	HeartWare International, Inc.*	440
6	Hi-Tech Pharmacal Co., Inc.*	168
49	HMS Holdings Corp.*	1,285
29	Hospira, Inc.*	1,340
29	Humana, Inc.	2,252
7	ICU Medical, Inc.*	288
32	Idenix Pharmaceuticals, Inc.*	186
43	Immunogen, Inc.*	467
38	Immunomedics, Inc.*	152
38	Impax Laboratories, Inc.*	747
51	Incyte Corp.*	820
11	Infinity Pharmaceuticals, Inc.*	75
37	Inhibitex, Inc.*	131
14	Insmed, Inc.*	66
27	Insulet Corp.*	472
12	Integra LifeSciences Holdings Corp.*	479
28	InterMune, Inc.*	753
7	Intuitive Surgical, Inc.*	2,669
17	Invacare Corp.	427
9	IPC The Hospitalist Co., Inc.*	361
10	IRIS International, Inc.*	85
29	Ironwood Pharmaceuticals, Inc.*	369
57	Isis Pharmaceuticals, Inc.*	427
15	ISTA Pharmaceuticals, Inc.*	69
13	Jazz Pharmaceuticals, Inc.*	558
466	Johnson & Johnson	30,663
5	Kensey Nash Corp.*	137
40	Keryx Biopharmaceuticals, Inc.*	163
30	Kindred Healthcare, Inc.*	388
30	K-V Pharmaceutical Co., Class A*	53
17	Laboratory Corp. of America Holdings*	1,420
5	Landauer, Inc.	258
9	Lannett Co., Inc.*	35
98	Lexicon Pharmaceuticals, Inc.*	133
9	LHC Group, Inc.*	180
30	Life Technologies Corp.*	1,260
11	Ligand Pharmaceuticals, Inc., Class B*	168
22	Luminex Corp.*	507
19	Magellan Health Services, Inc.*	948

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
18	MAKO Surgical Corp.*	$646
45	MannKind Corp.*	136
13	MAP Pharmaceuticals, Inc.*	182
30	Masimo Corp.	740
17	Maxygen, Inc.	94
43	McKesson Corp.	3,437
27	MedAssets, Inc.*	309
12	MedCath Corp.*	167
68	Medco Health Solutions, Inc.*	3,682
9	Medical Action Industries, Inc.*	56
31	Medicines Co. (The)*	452
36	Medicis Pharmaceutical Corp., Class A	1,400
12	Medidata Solutions, Inc.*	198
18	Medivation, Inc.*	291
18	MedQuist Holdings, Inc.*	148
4	Medtox Scientific, Inc.	56
182	Medtronic, Inc.	6,383
525	Merck & Co., Inc.	17,388
30	Merge Healthcare, Inc.*	178
24	Meridian Bioscience, Inc.	444
24	Merit Medical Systems, Inc.*	349
20	Metabolix, Inc.*	108
24	Metropolitan Health Networks, Inc.*	123
53	Micromet, Inc.*	255
16	Molina Healthcare, Inc.*	308
27	Momenta Pharmaceuticals, Inc.*	457
7	MWI Veterinary Supply, Inc.*	518
75	Mylan, Inc.*	1,557
25	Nabi Biopharmaceuticals*	47
6	National Healthcare Corp.	207
1	National Research Corp.	34
17	Natus Medical, Inc.*	178
66	Nektar Therapeutics*	378
13	Neogen Corp.*	451
55	Neoprobe Corp.*	185
26	NeoStem, Inc.*	19
28	Neurocrine Biosciences, Inc.*	172
55	Novavax, Inc.*	101
50	NPS Pharmaceuticals, Inc.*	373
23	NuVasive, Inc.*	557
26	NxStage Medical, Inc.*	478
11	Nymox Pharmaceutical Corp.*	87
11	Obagi Medical Products, Inc.*	115
19	Omnicell, Inc.*	297
6	OncoGenex Pharmaceutical, Inc.*	72
24	Oncothyreon, Inc.*	172
37	Onyx Pharmaceuticals, Inc.*	1,259
63	Opko Health, Inc.*	263
27	Optimer Pharmaceuticals, Inc.*	269
27	OraSure Technologies, Inc.*	198
19	Orexigen Therapeutics, Inc.*	27
10	Orthofix International N.V.*	367
10	Osiris Therapeutics, Inc.*	54
37	Owens & Minor, Inc.	1,089
20	Pacific Biosciences of California, Inc.*	142
3	Pacira Pharmaceuticals, Inc./DE*	23
21	Pain Therapeutics, Inc.*	100
11	Palomar Medical Technologies, Inc.*	89
21	Par Pharmaceutical Cos., Inc.*	624
34	Parexel International Corp.*	693
16	Patterson Cos., Inc.	468
81	PDL BioPharma, Inc.	495
39	Peregrine Pharmaceuticals, Inc.*	55
19	PerkinElmer, Inc.	435
2	Pernix Therapeutics Holdings*	18
1,344	Pfizer, Inc.	25,509
26	Pharmacyclics, Inc.*	300
21	PharmAthene, Inc.*	51
17	PharMerica Corp.*	250
15	Pozen, Inc.*	42
17	Progenics Pharmaceuticals, Inc.*	106
7	Providence Service Corp. (The)*	74
32	PSS World Medical, Inc.*	755
11	Quality Systems, Inc.	1,012
27	Quest Diagnostics, Inc.	1,352
31	Questcor Pharmaceuticals, Inc.*	932
16	Quidel Corp.*	244
18	RadNet, Inc.*	54
20	Raptor Pharmaceutical Corp.*	95
40	Rigel Pharmaceuticals, Inc.*	315
9	Rockwell Medical Technologies, Inc.*	81
32	RTI Biologics, Inc.*	108
4	Sagent Pharmaceuticals, Inc.*	92
34	Salix Pharmaceuticals Ltd.*	1,035
30	Sangamo Biosciences, Inc.*	162
31	Santarus, Inc.*	95
41	Savient Pharmaceuticals, Inc.*	176
20	Sciclone Pharmaceuticals, Inc.*	94
56	Seattle Genetics, Inc.*	974
26	Select Medical Holdings Corp.*	188
57	Sequenom, Inc.*	349
20	SIGA Technologies, Inc.*	115
11	Skilled Healthcare Group, Inc., Class A*	60
35	Solta Medical, Inc.*	60
8	SonoSite, Inc.*	233
19	Spectranetics Corp. (The)*	117
30	Spectrum Pharmaceuticals, Inc.*	256
56	St. Jude Medical, Inc.	2,550
21	Staar Surgical Co.*	172
25	Stereotaxis, Inc.*	32
34	STERIS Corp.	1,094
57	Stryker Corp.	2,784
7	Sucampo Pharmaceuticals, Inc., Class A*	23
14	Sun Healthcare Group, Inc.*	60
16	Sunesis Pharmaceuticals, Inc.*	25
33	Sunrise Senior Living, Inc.*	245
33	SuperGen, Inc.*	71
9	SurModics, Inc.*	96
21	Symmetry Medical, Inc.*	175
13	Synergetics USA, Inc.*	71
7	Synovis Life Technologies, Inc.*	119
13	Synta Pharmaceuticals Corp.*	55
16	Targacept, Inc.*	260
15	Team Health Holdings, Inc.*	280
83	Tenet Healthcare Corp.*	438
40	Theravance, Inc.*	760
65	Thermo Fisher Scientific, Inc.*	3,570
6	Tornier N.V.*	140
5	Transcend Services, Inc.*	129
3	Transcept Pharmaceuticals, Inc.*	10
11	Triple-S Management Corp., Class B*	188
4	Trius Therapeutics, Inc.*	27
7	U.S. Physical Therapy, Inc.	139
33	Unilife Corp.*	154
184	UnitedHealth Group, Inc.	8,744
19	Universal American Corp.	209

See accompanying notes to schedules of portfolio investments.

Shares			Value
		Common Stocks (a) (continued)
12		Uroplasty, Inc.*	$75
16		Vanda Pharmaceuticals, Inc.*	97
20		Varian Medical Systems, Inc.*	1,139
10		Vascular Solutions, Inc.*	121
41		Vical, Inc.*	149
44		ViroPharma, Inc.*	872
47		Vivus, Inc.*	392
30		Volcano Corp.*	898
16		Waters Corp.*	1,278
22		Watson Pharmaceuticals, Inc.*	1,477
25		WellCare Health Plans, Inc.*	1,146
62		WellPoint, Inc.	3,925
19		West Pharmaceutical Services, Inc.	762
23		Wright Medical Group, Inc.*	353
20		XenoPort, Inc.*	146
3		Young Innovations, Inc.	82
43		Zalicus, Inc.*	69
33		Zimmer Holdings, Inc.*	1,877
34		ZIOPHARM Oncology, Inc.*	195
6		Zogenix, Inc.*	21
13		Zoll Medical Corp.*	581
			303,080
		Industrials - 1.9%

24		3D Systems Corp.*	436
121		3M Co.	10,041
22		A. O. Smith Corp.	864
6		A.T. Cross Co., Class A*	65
51		A123 Systems, Inc.*	244
11		AAON, Inc.	193
23		AAR Corp.	543
31		ABM Industries, Inc.	634
25		Acacia Research - Acacia Technologies*	1,093
32		ACCO Brands Corp.*	218
23		Accuride Corp.*	194
15		Aceto Corp.	79
46		Active Power, Inc.*	70
40		Actuant Corp., Class A	803
25		Acuity Brands, Inc.	1,151
9		Advisory Board Co. (The)*	560
10		Aerovironment, Inc.*	287
31		Air Transport Services Group, Inc.*	167
33		Aircastle Ltd.	388
4		Alamo Group, Inc.	92
21		Alaska Air Group, Inc.*	1,212
16		Albany International Corp., Class A	348
9		Allegiant Travel Co.*	423
15		Altra Holdings, Inc.*	233
5		Amerco, Inc.*	367
10		Ameresco, Inc., Class A*	111
6		American Railcar Industries, Inc.*	110
21		American Reprographics Co.*	82
5		American Science & Engineering, Inc.	337
26		American Superconductor Corp.*	179
5		American Woodmark Corp.	79
5		Ameron International Corp.	423
5		Ampco-Pittsburgh Corp.	107
18		APAC Customer Services, Inc.*	152
16		Apogee Enterprises, Inc.	150
24		Applied Industrial Technologies, Inc.	735
5		Argan, Inc.*	52
15		Arkansas Best Corp.	310
12		Astec Industries, Inc.*	415
6		Astronics Corp.*	179
—	#	Astronics Corp., Class B*	8
15		Atlas Air Worldwide Holdings, Inc.*	736
18		Avery Dennison Corp.	524
61		Avis Budget Group, Inc.*	802
7		AZZ, Inc.	331
9		Badger Meter, Inc.	315
9		Baltic Trading Ltd.	46
31		Barnes Group, Inc.	714
4		Barrett Business Services, Inc.	57
27		Beacon Roofing Supply, Inc.*	501
27		Belden, Inc.	824
28		Blount International, Inc.*	440
126		Boeing Co. (The)	8,424
27		Brady Corp., Class A	743
29		Briggs & Stratton Corp.	468
27		Brink’s Co. (The)	694
62		Broadwind Energy, Inc.*	44
26		Builders FirstSource, Inc.*	50
28		C.H. Robinson Worldwide, Inc.	1,974
7		CAI International, Inc.*	106
142		Capstone Turbine Corp.*	170
5		Cascade Corp.	214
15		Casella Waste Systems, Inc., Class A*	86
110		Caterpillar, Inc.	10,010
23		CBIZ, Inc.*	157
7		CDI Corp.	79
12		Celadon Group, Inc.*	141
32		Cenveo, Inc.*	141
14		Ceradyne, Inc.*	439
17		Chart Industries, Inc.*	804
19		Cintas Corp.	608
10		CIRCOR International, Inc.	345
29		CLARCOR, Inc.	1,350
27		Clean Harbors, Inc.*	1,454
5		Coleman Cable, Inc.*	61
14		Colfax Corp.*	351
11		Columbus McKinnon Corp.*	159
22		Comfort Systems USA, Inc.	210
17		Commercial Vehicle Group, Inc.*	122
1		Compx International, Inc.	14
5		Consolidated Graphics, Inc.*	193
20		Corporate Executive Board Co. (The)	658
15		CoStar Group, Inc.*	768
6		Courier Corp.	44
5		Covenant Transportation Group, Inc., Class A*	24
6		CRA International, Inc.*	141
188		CSX Corp.	4,125
9		Cubic Corp.	377
33		Cummins, Inc.	3,066
27		Curtiss-Wright Corp.	831
93		Danaher Corp.	4,260
71		Deere & Co.	5,738
30		Deluxe Corp.	664
20		DigitalGlobe, Inc.*	453
18		Dolan Co. (The)*	152
17		Dollar Thrifty Automotive Group, Inc.*	1,128
11		Douglas Dynamics, Inc.	160
32		Dover Corp.	1,841
6		Ducommun, Inc.	111
8		Dun & Bradstreet Corp.	535
5		DXP Enterprises, Inc.*	120
20		Dycom Industries, Inc.*	365

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
8	Dynamic Materials Corp.	$162
36	Eagle Bulk Shipping, Inc.*	70
58	Eaton Corp.	2,491
39	EMCOR Group, Inc.*	893
128	Emerson Electric Co.	5,958
11	Encore Wire Corp.	247
42	Ener1, Inc.*	16
26	Energy Recovery, Inc.*	67
46	EnergySolutions, Inc.	162
13	EnerNOC, Inc.*	163
29	EnerSys*	652
15	Ennis, Inc.	238
12	EnPro Industries, Inc.*	466
21	Equifax, Inc.	679
15	ESCO Technologies, Inc.	463
10	Essex Rental Corp.*	41
18	Esterline Technologies Corp.*	1,355
26	Excel Maritime Carriers Ltd.*	52
36	Expeditors International of Washington, Inc.	1,638
8	Exponent, Inc.*	338
50	Fastenal Co.	1,674
36	Federal Signal Corp.	196
54	FedEx Corp.	4,251
27	Flow International Corp.*	69
9	Flowserve Corp.	849
30	Fluor Corp.	1,822
41	Force Protection, Inc.*	168
17	Forward Air Corp.	483
8	Franklin Covey Co.*	76
13	Franklin Electric Co., Inc.	558
7	FreightCar America, Inc.*	128
24	FTI Consulting, Inc.*	873
11	Fuel Tech, Inc.*	65
72	FuelCell Energy, Inc.*	85
21	Furmanite Corp.*	128
11	G&K Services, Inc., Class A	310
17	Genco Shipping & Trading Ltd.*	121
34	GenCorp, Inc.*	151
14	Generac Holdings, Inc.*	289
63	General Dynamics Corp.	4,037
1,804	General Electric Co.	29,423
23	Genesee & Wyoming, Inc., Class A*	1,195
37	Geo Group, Inc. (The)*	794
13	GeoEye, Inc.*	470
18	Gibraltar Industries, Inc.*	160
9	Global Power Equipment Group, Inc.*	219
21	Goodrich Corp.	1,873
9	Gorman-Rupp Co. (The)	263
9	GP Strategies Corp.*	112
6	Graham Corp.	101
22	Granite Construction, Inc.	456
34	Great Lakes Dredge & Dock Corp.	166
11	Greenbrier Cos., Inc.*	191
28	Griffon Corp.*	245
16	H&E Equipment Services, Inc.*	164
29	Hawaiian Holdings, Inc.*	121
38	Healthcare Services Group, Inc.	596
29	Heartland Express, Inc.	441
24	HEICO Corp.	1,308
10	Heidrick & Struggles International, Inc.	208
3	Heritage-Crystal Clean, Inc.*	50
33	Herman Miller, Inc.	656
57	Hexcel Corp.*	1,309
18	Higher One Holdings, Inc.*	288
14	Hill International, Inc.*	77
26	HNI Corp.	536
134	Honeywell International, Inc.	6,407
10	Houston Wire & Cable Co.	147
21	HUB Group, Inc., Class A*	661
19	Hudson Highland Group, Inc.*	100
4	Hurco Cos., Inc.*	110
13	Huron Consulting Group, Inc.*	413
11	ICF International, Inc.*	249
30	II-VI, Inc.*	593
85	Illinois Tool Works, Inc.	3,956
56	Ingersoll-Rand plc	1,877
15	InnerWorkings, Inc.*	114
23	Insituform Technologies, Inc., Class A*	380
13	Insperity, Inc.	324
10	Insteel Industries, Inc.	105
30	Interface, Inc., Class A	452
19	Interline Brands, Inc.*	276
3	International Shipholding Corp.	55
5	Intersections, Inc.	76
34	Iron Mountain, Inc.	1,106
31	ITT Corp.	1,468
22	Jacobs Engineering Group, Inc.*	819
142	JetBlue Airways Corp.*	618
17	John Bean Technologies Corp.	269
18	Joy Global, Inc.	1,502
7	Kadant, Inc.*	163
15	Kaman Corp.	512
19	Kaydon Corp.	639
15	Kelly Services, Inc., Class A	228
11	KEYW Holding Corp.*	130
19	Kforce, Inc.*	197
18	Kimball International, Inc., Class B	103
35	Knight Transportation, Inc.	530
28	Knoll, Inc.	443
27	Korn/Ferry International*	439
19	Kratos Defense & Security Solutions, Inc.*	180
5	L.B. Foster Co., Class A	123
18	L-3 Communications Holdings, Inc.	1,221
2	Lawson Products, Inc.	34
11	Layne Christensen Co.*	309
7	Lindsay Corp.	435
5	LMI Aerospace, Inc.*	99
48	Lockheed Martin Corp.	3,561
11	LSI Industries, Inc.	81
10	Lydall, Inc.*	109
6	M&F Worldwide Corp.*	131
9	Marten Transport Ltd.	165
61	Masco Corp.	541
33	MasTec, Inc.*	733
14	McGrath RentCorp	334
54	Meritor, Inc.*	456
23	Metalico, Inc.*	102
8	Met-Pro Corp.	79
5	Michael Baker Corp.*	113
11	Middleby Corp.*	886
7	Miller Industries, Inc.	136
16	Mine Safety Appliances Co.	494
8	Mistras Group, Inc.*	162
21	Mobile Mini, Inc.*	400
26	Moog, Inc., Class A*	1,037
22	Mueller Industries, Inc.	1,037
90	Mueller Water Products, Inc., Class A	209

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
7	Multi-Color Corp.	$182
12	MYR Group, Inc.*	250
3	NACCO Industries, Inc., Class A	230
3	National Presto Industries, Inc.	291
30	Navigant Consulting, Inc.*	285
11	NCI Building Systems, Inc.*	106
10	NN, Inc.*	77
60	Norfolk Southern Corp.	4,061
47	Northrop Grumman Corp.	2,567
5	Northwest Pipe Co.*	136
42	Odyssey Marine Exploration, Inc.*	118
27	Old Dominion Freight Line, Inc.*	867
2	Omega Flex, Inc.*	26
21	On Assignment, Inc.*	160
34	Orbital Sciences Corp.*	532
16	Orion Marine Group, Inc.*	103
62	PACCAR, Inc.	2,333
20	Pacer International, Inc.*	90
20	Pall Corp.	1,023
28	Parker Hannifin Corp.	2,056
5	Park-Ohio Holdings Corp.*	79
4	Patriot Transportation Holding, Inc.*	90
87	Pendrell Corp.*	195
9	Pike Electric Corp.*	76
35	Pitney Bowes, Inc.	711
10	PMFG, Inc.*	182
5	Powell Industries, Inc.*	187
11	PowerSecure International, Inc.*	51
24	Precision Castparts Corp.	3,932
1	Preformed Line Products Co.	55
15	Primoris Services Corp.	173
15	Quad/Graphics, Inc.	311
9	Quality Distribution, Inc.*	110
22	Quanex Building Products Corp.	284
37	Quanta Services, Inc.*	710
32	R.R. Donnelley & Sons Co.	488
12	RailAmerica, Inc.*	164
10	Raven Industries, Inc.	543
61	Raytheon Co.	2,637
13	RBC Bearings, Inc.*	454
28	Republic Airways Holdings, Inc.*	90
52	Republic Services, Inc.	1,579
27	Resources Connection, Inc.	282
5	Roadrunner Transportation Systems, Inc.*	77
23	Robbins & Myers, Inc.	1,105
25	Robert Half International, Inc.	598
25	Rockwell Automation, Inc.	1,603
26	Rockwell Collins, Inc.	1,312
37	Rollins, Inc.	774
16	Roper Industries, Inc.	1,231
6	RPX Corp.*	163
39	RSC Holdings, Inc.*	310
19	Rush Enterprises, Inc., Class A*	350
9	Ryder System, Inc.	424
9	Saia, Inc.*	108
52	Satcon Technology Corp.*	69
7	Sauer-Danfoss, Inc.*	303
7	Schawk, Inc.	85
9	School Specialty, Inc.*	86
6	SeaCube Container Leasing Ltd.	80
29	SFN Group, Inc.*	406
24	Simpson Manufacturing Co., Inc.	682
31	Skywest, Inc.	395
10	Snap-On, Inc.	529
135	Southwest Airlines Co.	1,164
9	Spirit Airlines, Inc.*	109
9	Standard Parking Corp.*	146
7	Standex International Corp.	204
29	Stanley Black & Decker, Inc.	1,797
46	Steelcase, Inc., Class A	381
15	Stericycle, Inc.*	1,316
9	Sterling Construction Co., Inc.*	115
12	Sun Hydraulics Corp.	353
46	Swift Transportation Co.*	397
49	Swisher Hygiene, Inc.*	219
24	SYKES Enterprises, Inc.*	376
12	TAL International Group, Inc.	351
35	Taser International, Inc.*	156
11	Team, Inc.*	274
11	Tecumseh Products Co., Class A*	88
21	Teledyne Technologies, Inc.*	1,146
11	Tennant Co.	484
36	Tetra Tech, Inc.*	717
7	Textainer Group Holdings Ltd.	166
47	Textron, Inc.	793
6	Thermon Group Holdings, Inc.*	93
24	Titan International, Inc.	516
9	Titan Machinery, Inc.*	239
7	TMS International Corp., Class A*	52
10	TRC Cos., Inc.*	50
14	Tredegar Corp.	234
9	Trex Co., Inc.*	164
15	Trimas Corp.*	290
22	Triumph Group, Inc.	1,152
26	TrueBlue, Inc.*	365
18	Tutor Perini Corp.	253
5	Twin Disc, Inc.	194
80	Tyco International Ltd.	3,326
12	Ultrapetrol (Bahamas) Ltd.*	40
8	Unifirst Corp.	414
83	Union Pacific Corp.	7,650
168	United Parcel Service, Inc., Class B	11,322
36	United Rentals, Inc.*	600
27	United Stationers, Inc.	852
156	United Technologies Corp.	11,583
6	UniTek Global Services, Inc.*	31
11	Universal Forest Products, Inc.	336
3	Universal Truckload Services, Inc.*	46
93	US Airways Group, Inc.*	520
11	US Ecology, Inc.	201
41	USG Corp.*	385
42	Valence Technology, Inc.*	51
12	Viad Corp.	247
11	Vicor Corp.	124
2	VSE Corp.	50
10	W.W. Grainger, Inc.	1,541
40	Wabash National Corp.*	228
81	Waste Management, Inc.	2,676
16	Watsco, Inc.	954
17	Watts Water Technologies, Inc., Class A	481
10	WCA Waste Corp.*	44
25	Werner Enterprises, Inc.	582
35	Woodward, Inc.	1,135
6	Xerium Technologies, Inc.*	85
6	Zipcar, Inc.*	126
		296,680
	Information Technology - 3.0%

32	Accelrys, Inc.*	208
110	Accenture plc, Class A	5,895
19	ACI Worldwide, Inc.*	568

See accompanying notes to schedules of portfolio investments.

Shares			Value
		Common Stocks (a) (continued)
7		Active Network, Inc. (The)*	$113
21		Actuate Corp.*	134
47		Acxiom Corp.*	516
86		Adobe Systems, Inc.*	2,171
37		ADTRAN, Inc.	1,149
25		Advanced Analogic Technologies, Inc.*	150
25		Advanced Energy Industries, Inc.*	250
98		Advanced Micro Devices, Inc.*	669
19		Advent Software, Inc.*	441
11		Aeroflex Holding Corp.*	97
10		Agilysys, Inc.*	91
32		Akamai Technologies, Inc.*	702
8		Alpha & Omega Semiconductor Ltd.*	71
55		Altera Corp.	2,001
13		American Software, Inc., Class A	105
61		Amkor Technology, Inc.*	265
30		Amphenol Corp., Class A	1,409
6		Amtech Systems, Inc.*	65
39		ANADIGICS, Inc.*	108
51		Analog Devices, Inc.	1,684
9		Anaren, Inc.*	178
18		Ancestry.com, Inc.*	643
17		Anixter International, Inc.	1,003
157		Apple, Inc.*	60,418
224		Applied Materials, Inc.	2,536
37		Applied Micro Circuits Corp.*	211
71		Arris Group, Inc.*	775
49		Aruba Networks, Inc.*	1,045
49		Aspen Technology, Inc.*	823
18		ATMI, Inc.*	308
39		Autodesk, Inc.*	1,100
85		Automatic Data Processing, Inc.	4,253
35		Aviat Networks, Inc.*	91
17		Avid Technology, Inc.*	167
61		Axcelis Technologies, Inc.*	83
18		AXT, Inc.*	140
6		Bel Fuse, Inc., Class B	104
35		Benchmark Electronics, Inc.*	474
25		BigBand Networks, Inc.*	36
10		Black Box Corp.	247
26		Blackbaud, Inc.	651
20		Blackboard, Inc.*	844
25		Blue Coat Systems, Inc.*	367
30		BMC Software, Inc.*	1,218
20		Bottomline Technologies, Inc.*	459
39		Brightpoint, Inc.*	372
81		Broadcom Corp., Class A*	2,888
13		BroadSoft, Inc.*	393
38		Brooks Automation, Inc.*	359
65		CA, Inc.	1,364
14		Cabot Microelectronics Corp.*	557
17		CACI International, Inc., Class A*	936
22		Calix, Inc.*	325
17		Callidus Software, Inc.*	82
25		Cardtronics, Inc.*	619
5		Cass Information Systems, Inc.	181
28		Cavium, Inc.*	901
13		CEVA, Inc.*	346
23		Checkpoint Systems, Inc.*	350
37		Ciber, Inc.*	121
38		Cirrus Logic, Inc.*	577
936		Cisco Systems, Inc.	14,676
32		Citrix Systems, Inc.*	1,934
24		Cognex Corp.	768
52		Cognizant Technology Solutions Corp., Class A*	3,299
14		Coherent, Inc.*	619
14		Cohu, Inc.	155
4		Communications Systems, Inc.	58
25		CommVault Systems, Inc.*	848
26		Computer Sciences Corp.	797
9		Computer Task Group, Inc.*	101
37		Compuware Corp.*	313
18		comScore, Inc.*	287
15		Comtech Telecommunications Corp.	418
26		Concur Technologies, Inc.*	1,087
17		Constant Contact, Inc.*	325
61		Convergys Corp.*	650
7		Convio, Inc.*	65
7		Cornerstone OnDemand, Inc.*	109
267		Corning, Inc.	4,013
21		Cray, Inc.*	119
20		CSG Systems International, Inc.*	267
—	#	CSR plc (ADR)*	4
20		CTS Corp.	192
18		Cymer, Inc.*	728
20		Daktronics, Inc.	193
9		DDi Corp.	68
24		DealerTrack Holdings, Inc.*	449
279		Dell, Inc.*	4,147
13		Deltek, Inc.*	86
5		Demand Media, Inc.*	43
19		DemandTec, Inc.*	125
16		DG FastChannel, Inc.*	350
9		Dialogic, Inc.*	25
28		Dice Holdings, Inc.*	283
15		Digi International, Inc.*	189
4		Digimarc Corp.*	134
23		Digital River, Inc.*	463
20		Diodes, Inc.*	400
33		Dot Hill Systems Corp.*	58
14		DSP Group, Inc.*	91
10		DTS, Inc.*	307
5		Dynamics Research Corp.*	49
63		Earthlink, Inc.	465
194		eBay, Inc.*	5,989
18		Ebix, Inc.*	295
20		Echelon Corp.*	167
6		Echo Global Logistics, Inc.*	84
11		Electro Rent Corp.	163
13		Electro Scientific Industries, Inc.*	197
57		Electronic Arts, Inc.*	1,287
27		Electronics for Imaging, Inc.*	384
5		Ellie Mae, Inc.*	27
10		eMagin Corp.*	35
350		EMC Corp.*	7,907
51		Emcore Corp.*	82
51		Emulex Corp.*	351
78		Entegris, Inc.*	587
49		Entropic Communications, Inc.*	220
11		Envestnet, Inc.*	130
18		EPIQ Systems, Inc.	225
2		ePlus, Inc.*	50
30		Euronet Worldwide, Inc.*	488
21		Exar Corp.*	127
9		ExlService Holdings, Inc.*	234
53		Extreme Networks*	147
14		F5 Networks, Inc.*	1,143
12		Fabrinet*	198
23		Fair Isaac Corp.	588

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
18	FalconStor Software, Inc.*	$59
9	FARO Technologies, Inc.*	342
22	FEI Co.*	704
46	Fidelity National Information Services, Inc.	1,296
52	Finisar Corp.*	960
9	First Solar, Inc.*	900
24	Fiserv, Inc.*	1,340
27	FLIR Systems, Inc.	699
29	Formfactor, Inc.*	229
8	Forrester Research, Inc.	270
3	FriendFinder Networks, Inc.*	9
22	FSI International, Inc.*	47
37	Global Cash Access Holdings, Inc.*	111
13	Globecomm Systems, Inc.*	167
24	Glu Mobile, Inc.*	73
43	Google, Inc., Class A*	23,261
15	GSI Group, Inc.*	142
12	GSI Technology, Inc.*	60
73	GT Advanced Technologies, Inc.*	891
8	Guidance Software, Inc.*	50
18	Hackett Group, Inc. (The)*	68
66	Harmonic, Inc.*	314
22	Harris Corp.	888
22	Heartland Payment Systems, Inc.	473
353	Hewlett-Packard Co.	9,189
18	Hittite Microwave Corp.*	978
22	Identive Group, Inc.*	41
18	iGate Corp.	202
17	Imation Corp.*	118
16	Immersion Corp.*	112
60	Infinera Corp.*	451
21	Infospace, Inc.*	201
12	Inphi Corp.*	96
27	Insight Enterprises, Inc.*	508
85	Integrated Device Technology, Inc.*	481
15	Integrated Silicon Solution, Inc.*	123
902	Intel Corp.	18,157
8	Interactive Intelligence Group*	259
26	InterDigital, Inc.	1,830
34	Intermec, Inc.*	251
30	Internap Network Services Corp.*	155
206	International Business Machines Corp.	35,413
13	Intevac, Inc.*	107
18	IntraLinks Holdings, Inc.*	169
47	Intuit, Inc.*	2,319
22	Ixia*	189
14	IXYS Corp.*	168
27	j2 Global Communications, Inc.	863
33	Jabil Circuit, Inc.	556
50	Jack Henry & Associates, Inc.	1,462
24	JDA Software Group, Inc.*	634
39	JDS Uniphase Corp.*	506
91	Juniper Networks, Inc.*	1,905
25	Kemet Corp.*	231
15	Kenexa Corp.*	316
8	Keynote Systems, Inc.	192
20	KIT Digital, Inc.*	221
29	KLA-Tencor Corp.	1,064
37	Kopin Corp.*	140
42	Kulicke & Soffa Industries, Inc.*	365
9	KVH Industries, Inc.*	80
68	Lattice Semiconductor Corp.*	383
9	LeCroy Corp.*	81
13	Lexmark International, Inc., Class A*	415
39	Limelight Networks, Inc.*	98
39	Linear Technology Corp.	1,117
36	Lionbridge Technologies, Inc.*	108
11	Liquidity Services, Inc.*	264
13	Littelfuse, Inc.	603
30	LivePerson, Inc.*	353
12	LogMeIn, Inc.*	375
10	LoopNet, Inc.*	176
6	Loral Space & Communications, Inc.*	340
103	LSI Corp.*	701
29	LTX-Credence Corp.*	165
39	Magma Design Automation, Inc.*	199
13	Manhattan Associates, Inc.*	464
13	Mantech International Corp., Class A	487
12	Marchex, Inc., Class B	121
16	Mastercard, Inc., Class A	5,275
20	MAXIMUS, Inc.	740
9	MaxLinear, Inc., Class A*	52
16	Maxwell Technologies, Inc.*	277
9	Measurement Specialties, Inc.*	281
39	MEMC Electronic Materials, Inc.*	272
56	Mentor Graphics Corp.*	627
17	Mercury Computer Systems, Inc.*	236
6	Meru Networks, Inc.*	55
21	Methode Electronics, Inc.	205
29	Micrel, Inc.	293
32	Microchip Technology, Inc.	1,050
147	Micron Technology, Inc.*	869
50	Microsemi Corp.*	777
1,262	Microsoft Corp.	33,569
5	MicroStrategy, Inc., Class A*	614
61	Microvision, Inc.*	55
19	Mindspeed Technologies, Inc.*	110
30	MIPS Technologies, Inc.*	168
30	MKS Instruments, Inc.	697
25	ModusLink Global Solutions, Inc.	103
24	Molex, Inc.	524
48	MoneyGram International, Inc.*	123
17	Monolithic Power Systems, Inc.*	215
21	Monotype Imaging Holdings, Inc.*	246
22	Monster Worldwide, Inc.*	208
19	MoSys, Inc.*	76
50	Motorola Mobility Holdings, Inc.*	1,886
58	Motorola Solutions, Inc.*	2,441
21	Motricity, Inc.*	49
92	Move, Inc.*	166
9	MTS Systems Corp.	325
5	Multi-Fineline Electronix, Inc.*	95
12	Nanometrics, Inc.*	191
43	National Semiconductor Corp.	1,071
4	NCI, Inc., Class A*	65
5	NeoPhotonics Corp.*	31
19	Ness Technologies, Inc.*	146
63	NetApp, Inc.*	2,370
21	Netgear, Inc.*	584
39	Netlogic Microsystems, Inc.*	1,171
22	Netscout Systems, Inc.*	304
16	NetSuite, Inc.*	514
22	Newport Corp.*	285
37	NIC, Inc.	430
18	Novatel Wireless, Inc.*	60
12	Novellus Systems, Inc.*	336
6	Numerex Corp., Class A*	37
3	NVE Corp.*	198
102	NVIDIA Corp.*	1,358

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
29	Oclaro, Inc.*	$123
30	OCZ Technology Group, Inc.*	170
33	Omnivision Technologies, Inc.*	607
14	OpenTable, Inc.*	854
49	Openwave Systems, Inc.*	94
12	Oplink Communications, Inc.*	198
8	Opnet Technologies, Inc.	276
25	Opnext, Inc.*	40
663	Oracle Corp.	18,610
20	ORBCOMM, Inc.*	45
11	OSI Systems, Inc.*	428
69	Parametric Technology Corp.*	1,242
12	Park Electrochemical Corp.	297
55	Paychex, Inc.	1,484
5	PC Connection, Inc.*	45
14	PDF Solutions, Inc.*	70
10	Pegasystems, Inc.	404
14	Perficient, Inc.*	123
14	Pericom Semiconductor Corp.*	109
34	Photronics, Inc.*	220
28	Plantronics, Inc.	897
21	Plexus Corp.*	558
26	PLX Technology, Inc.*	82
17	Power Integrations, Inc.	546
39	Power-One, Inc.*	295
98	Powerwave Technologies, Inc.*	172
11	PRGX Global, Inc.*	65
8	Procera Networks, Inc.*	66
39	Progress Software Corp.*	812
12	PROS Holdings, Inc.*	190
24	Pulse Electronics Corp.	81
4	QAD, Inc., Class A*	46
41	QLIK Technologies, Inc.*	1,041
284	QUALCOMM, Inc.	14,615
130	Quantum Corp.*	254
4	Quepasa Corp.*	18
35	Quest Software, Inc.*	603
16	QuinStreet, Inc.*	193
11	Radisys Corp.*	83
57	Rambus, Inc.*	662
24	RealD, Inc.*	337
12	RealNetworks, Inc.	113
17	RealPage, Inc.*	354
33	Red Hat, Inc.*	1,305
8	Renaissance Learning, Inc.	124
5	Responsys, Inc.*	73
159	RF Micro Devices, Inc.*	987
8	Richardson Electronics Ltd.	111
14	RightNow Technologies, Inc.*	459
5	Rimage Corp.	69
16	Rofin-Sinar Technologies, Inc.*	369
9	Rogers Corp.*	449
6	Rosetta Stone, Inc.*	81
10	Rubicon Technology, Inc.*	129
18	Rudolph Technologies, Inc.*	123
31	S1 Corp.*	285
16	Saba Software, Inc.*	111
47	SAIC, Inc.*	705
21	Salesforce.com, Inc.*	2,704
41	SanDisk Corp.*	1,503
46	Sanmina-SCI Corp.*	355
63	Sapient Corp.	676
16	ScanSource, Inc.*	495
7	SciQuest, Inc.*	105
15	Seachange International, Inc.*	118
38	Semtech Corp.*	811
6	ServiceSource International, Inc.*	108
27	ShoreTel, Inc.*	188
18	Sigma Designs, Inc.*	145
18	Silicon Graphics International Corp.*	287
46	Silicon Image, Inc.*	245
21	Smith Micro Software, Inc.*	40
33	SolarWinds, Inc.*	817
122	Sonus Networks, Inc.*	316
16	Sourcefire, Inc.*	442
29	Spansion, Inc., Class A*	435
5	SPS Commerce, Inc.*	91
7	SRS Labs, Inc.*	58
15	SS&C Technologies Holdings, Inc.*	247
6	Stamps.com, Inc.	118
13	Standard Microsystems Corp.*	273
24	STEC, Inc.*	228
12	Stratasys, Inc.*	278
5	Stream Global Services, Inc.*	14
46	SuccessFactors, Inc.*	1,075
15	Super Micro Computer, Inc.*	206
6	Supertex, Inc.*	117
28	Support.com, Inc.*	70
12	Sycamore Networks, Inc.	206
129	Symantec Corp.*	2,212
25	Symmetricom, Inc.*	137
20	Synaptics, Inc.*	489
15	Synchronoss Technologies, Inc.*	407
15	SYNNEX Corp.*	395
9	Syntel, Inc.	412
42	Take-Two Interactive Software, Inc.*	555
24	Taleo Corp., Class A*	619
8	TechTarget, Inc.*	51
36	Tekelec*	259
27	TeleCommunication Systems, Inc., Class A*	102
10	TeleNav, Inc.*	93
15	TeleTech Holdings, Inc.*	266
62	Tellabs, Inc.	253
29	Teradata Corp.*	1,518
32	Teradyne, Inc.*	387
29	Tessera Technologies, Inc.*	408
198	Texas Instruments, Inc.	5,190
39	THQ, Inc.*	76
69	TiVo, Inc.*	731
15	TNS, Inc.*	254
28	Total System Services, Inc.	508
3	Travelzoo, Inc.*	110
95	TriQuint Semiconductor, Inc.*	720
30	TTM Technologies, Inc.*	335
18	Tyler Technologies, Inc.*	454
15	Ultimate Software Group, Inc.*	759
13	Ultra Clean Holdings*	73
15	Ultratech, Inc.*	306
25	Unisys Corp.*	440
51	United Online, Inc.	276
22	Universal Display Corp.*	1,080
45	ValueClick, Inc.*	689
16	VASCO Data Security International, Inc.*	114
24	Veeco Instruments, Inc.*	873
12	Verint Systems, Inc.*	343
29	VeriSign, Inc.	903
21	Viasat, Inc.*	746
2	Viasystems Group, Inc.*	38
23	VirnetX Holding Corp.*	494
9	Virtusa Corp.*	142

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
81	Visa, Inc., Class A	$7,118
7	Vishay Precision Group, Inc.*	105
10	Vocus, Inc.*	215
14	Volterra Semiconductor Corp.*	284
48	Wave Systems Corp., Class A*	110
17	Web.com Group, Inc.*	160
23	Websense, Inc.*	473
31	Westell Technologies, Inc., Class A*	77
40	Western Digital Corp.*	1,180
108	Western Union Co. (The)	1,784
22	Wright Express Corp.*	927
238	Xerox Corp.	1,975
45	Xilinx, Inc.	1,401
18	XO Group, Inc.*	163
15	X-Rite, Inc.*	55
18	Xyratex Ltd.	154
222	Yahoo!, Inc.*	3,020
38	Zix Corp.*	129
9	Zygo Corp.*	118
		459,292
	Materials - 0.6%

18	A. Schulman, Inc.	328
10	A.M. Castle & Co.*	121
3	AEP Industries, Inc.*	82
36	Air Products & Chemicals, Inc.	2,947
12	Airgas, Inc.	779
19	AK Steel Holding Corp.	171
181	Alcoa, Inc.	2,319
18	Allegheny Technologies, Inc.	902
14	AMCOL International Corp.	407
13	American Vanguard Corp.	155
13	Arch Chemicals, Inc.	610
17	Balchem Corp.	702
29	Ball Corp.	1,042
18	Bemis Co., Inc.	559
60	Boise, Inc.	373
23	Buckeye Technologies, Inc.	625
33	Calgon Carbon Corp.*	522
30	Century Aluminum Co.*	365
12	CF Industries Holdings, Inc.	2,194
4	Chase Corp.	51
56	Chemtura Corp.*	741
14	Clearwater Paper Corp.*	516
25	Cliffs Natural Resources, Inc.	2,071
52	Coeur d’Alene Mines Corp.*	1,479
6	Deltic Timber Corp.	350
200	Dow Chemical Co. (The)	5,690
158	E.I. du Pont de Nemours & Co.	7,627
26	Eagle Materials, Inc.	513
12	Eastman Chemical Co.	993
39	Ecolab, Inc.	2,090
50	Ferro Corp.*	419
29	Flotek Industries, Inc.*	201
12	FMC Corp.	911
161	Freeport-McMoRan Copper & Gold, Inc.	7,590
11	FutureFuel Corp.	124
39	General Moly, Inc.*	155
20	Georgia Gulf Corp.*	424
36	Globe Specialty Metals, Inc.	603
16	Gold Resource Corp.	377
7	Golden Minerals Co.*	93
149	Golden Star Resources Ltd.*	365
14	Graham Packaging Co., Inc.*	357
92	Graphic Packaging Holding Co.*	387
29	H.B. Fuller Co.	643
3	Handy & Harman Ltd.*	43
5	Hawkins, Inc.	181
7	Haynes International, Inc.	406
35	Headwaters, Inc.*	75
161	Hecla Mining Co.*	1,235
25	Horsehead Holding Corp.*	256
13	Innophos Holdings, Inc.	541
14	Innospec, Inc.*	379
14	International Flavors & Fragrances, Inc.	812
74	International Paper Co.	2,009
49	Jaguar Mining, Inc.*	303
9	Kaiser Aluminum Corp.	467
23	KapStone Paper and Packaging Corp.*	346
4	KMG Chemicals, Inc.	61
12	Koppers Holdings, Inc.	399
18	Kraton Performance Polymers, Inc.*	432
15	Landec Corp.*	89
76	Louisiana-Pacific Corp.*	507
11	LSB Industries, Inc.*	439
12	Materion Corp.*	344
29	MeadWestvaco Corp.	798
7	Metals USA Holdings Corp.*	87
49	Midway Gold Corp.*	130
11	Minerals Technologies, Inc.	638
91	Monsanto Co.	6,273
18	Myers Industries, Inc.	196
9	Neenah Paper, Inc.	157
5	NewMarket Corp.	838
84	Newmont Mining Corp.	5,260
4	NL Industries, Inc.	60
13	Noranda Aluminum Holding Corp.*	148
54	Nucor Corp.	1,948
46	Olin Corp.	917
5	Olympic Steel, Inc.	104
18	OM Group, Inc.*	569
26	Omnova Solutions, Inc.*	115
28	Owens-Illinois, Inc.*	530
27	P. H. Glatfelter Co.	388
68	Paramount Gold and Silver Corp.*	166
54	PolyOne Corp.	682
27	PPG Industries, Inc.	2,068
52	Praxair, Inc.	5,122
7	Quaker Chemical Corp.	233
14	Revett Minerals, Inc.*	65
17	RTI International Metals, Inc.*	453
10	Schweitzer-Mauduit International, Inc.	600
27	Sealed Air Corp.	497
23	Senomyx, Inc.*	98
29	Sensient Technologies Corp.	1,054
15	Sherwin-Williams Co. (The)	1,136
21	Sigma-Aldrich Corp.	1,352
18	Spartech Corp.*	79
5	Stepan Co.	378
59	Stillwater Mining Co.*	908
17	STR Holdings, Inc.*	193
13	Texas Industries, Inc.	463
88	Thompson Creek Metals Co., Inc.*	728
15	Titanium Metals Corp.	240
8	TPC Group, Inc.*	255
14	U.S. Energy Corp.*	40
61	U.S. Gold Corp.*	378
1	United States Lime & Minerals, Inc.*	42

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
24	United States Steel Corp.	$723
4	Universal Stainless & Alloy*	132
9	Verso Paper Corp.*	20
41	Vista Gold Corp.*	140
22	Vulcan Materials Co.	771
28	Wausau Paper Corp.	187
33	Worthington Industries, Inc.	536
13	Zep, Inc.	229
16	Zoltek Cos., Inc.*	141
		98,562
	Telecommunication Services - 0.4%

36	8x8, Inc.*	156
13	AboveNet, Inc.	799
26	Alaska Communications Systems Group, Inc.	198
67	American Tower Corp., Class A*	3,609
1,007	AT&T, Inc.	28,679
5	Atlantic Tele-Network, Inc.	166
3	Boingo Wireless, Inc.*	26
16	Cbeyond, Inc.*	149
106	CenturyLink, Inc.	3,821
115	Cincinnati Bell, Inc.*	390
27	Cogent Communications Group, Inc.*	383
15	Consolidated Communications Holdings, Inc.	287
12	Fairpoint Communications, Inc.*	77
169	Frontier Communications Corp.	1,266
24	General Communication, Inc., Class A*	213
18	Global Crossing Ltd.*	512
59	Globalstar, Inc.*	48
8	HickoryTech Corp.	76
8	IDT Corp., Class B	175
18	inContact, Inc.*	72
25	Iridium Communications, Inc.*	185
35	Leap Wireless International, Inc.*	316
45	MetroPCS Communications, Inc.*	502
20	Neutral Tandem, Inc.*	238
17	NTELOS Holdings Corp.	334
72	PAETEC Holding Corp.*	404
30	Premiere Global Services, Inc.*	251
14	Shenandoah Telecommunications Co.	192
509	Sprint Nextel Corp.*	1,914
8	SureWest Communications	93
24	Towerstream Corp.*	89
13	USA Mobility, Inc.	197
481	Verizon Communications, Inc.	17,398
80	Vonage Holdings Corp.*	289
87	Windstream Corp.	1,105
		64,609
	Utilities - 0.6%

112	AES Corp. (The)*	1,216
18	Allete, Inc.	703
41	Ameren Corp.	1,241
82	American Electric Power Co., Inc.	3,168
11	American States Water Co.	390
4	Artesian Resources Corp., Class A	73
40	Atlantic Power Corp.	619
33	Avista Corp.	837
23	Black Hills Corp.	704
7	Cadiz, Inc.*	70
24	California Water Service Group	453
72	CenterPoint Energy, Inc.	1,441
8	Central Vermont Public Service Corp.	279
9	CH Energy Group, Inc.	506
6	Chesapeake Utilities Corp.	245
35	Cleco Corp.	1,243
43	CMS Energy Corp.	847
5	Connecticut Water Service, Inc.	133
50	Consolidated Edison, Inc.	2,810
8	Consolidated Water Co., Ltd.	65
34	Constellation Energy Group, Inc.	1,309
98	Dominion Resources, Inc.	4,776
29	DTE Energy Co.	1,466
226	Duke Energy Corp.	4,274
59	Dynegy, Inc.*	260
55	Edison International	2,045
24	El Paso Electric Co.	830
24	Empire District Electric Co. (The)	498
30	Entergy Corp.	1,956
113	Exelon Corp.	4,873
71	FirstEnergy Corp.	3,142
29	IDACORP, Inc.	1,108
13	Integrys Energy Group, Inc.	651
13	Laclede Group, Inc. (The)	516
13	MGE Energy, Inc.	548
9	Middlesex Water Co.	164
24	New Jersey Resources Corp.	1,131
72	NextEra Energy, Inc.	4,084
34	Nicor, Inc.	1,890
48	NiSource, Inc.	1,025
30	Northeast Utilities	1,041
15	Northwest Natural Gas Co.	678
21	NorthWestern Corp.	712
41	NRG Energy, Inc.*	961
18	Oneok, Inc.	1,276
10	Ormat Technologies, Inc.	170
21	Otter Tail Corp.	432
3	Pennichuck Corp.	86
38	Pepco Holdings, Inc.	740
68	PG&E Corp.	2,880
41	Piedmont Natural Gas Co., Inc.	1,267
19	Pinnacle West Capital Corp.	841
50	PNM Resources, Inc.	748
43	Portland General Electric Co.	1,037
98	PPL Corp.	2,830
50	Progress Energy, Inc.	2,440
86	Public Service Enterprise Group, Inc.	2,935
19	SCANA Corp.	764
41	Sempra Energy	2,153
8	SJW Corp.	187
17	South Jersey Industries, Inc.	876
144	Southern Co.	5,956
26	Southwest Gas Corp.	962
37	TECO Energy, Inc.	677
29	UIL Holdings Corp.	985
21	UniSource Energy Corp.	795
6	Unitil Corp.	157
30	WGL Holdings, Inc.	1,241
40	Wisconsin Energy Corp.	1,266
82	Xcel Energy, Inc.	2,023
7	York Water Co.	125
		92,830
	Total Common Stocks
	(Cost $2,608,804)	2,523,097

See accompanying notes to schedules of portfolio investments.

No. of Warrants		Value
	Warrants - 0.0%
6	Magnum Hunter Resources Corp., expiring 08/29/13 at $10.50*^	$—
	Total Warrants
	(Cost $—)	—

Principal Amount
	U.S. Government & Agency Securities (a) - 65.1%
	Federal Home Loan Bank
$9,595	0.00%, due 09/01/11	9,595
	U.S. Treasury Bill
10,112,000	0.00%, due 11/03/11	10,111,960
	Total U.S. Government & Agency Securities (Cost $10,121,052)	10,121,555
	Repurchase Agreements (a)(b) - 19.2%
2,981,349	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $2,981,356	2,981,349
	Total Repurchase Agreements (Cost $2,981,349)	2,981,349
	Total Investment Securities
	(Cost $15,711,205) — 100.5%	15,626,001
	Liabilities in excess of other assets — (0.5%)	(70,602)
	Net Assets — 100.0%	$15,555,399

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At August 31, 2011, the value of these securities amounted to $— or 0.00% of net assets.
#	Amount represents less than one share.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $520,002.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

As of August 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,013
Aggregate gross unrealized depreciation	(118,327)
Net unrealized depreciation	$(92,314)
Federal income tax cost of investments	$15,718,315

Futures Contracts Sold

Hedge Replication ETF had the following open short futures contracts as of August 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Euro Futures Contracts	8	09/19/11	$718,150	$(8,618)

Cash collateral in the amount of $21,450 was pledged to cover margin requirements for open futures contracts as of August 31, 2011.

Swap Agreements

Hedge Replication ETF had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI EAFE US Dollar Net Total Return Index	$1,420,631	$(52,210)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Emerging Markets US Dollar Net Total Return Index	1,137,708	(39,228)

		$(91,438)

See accompanying notes to schedules of portfolio investments.

RAFI® Long/Short

Schedule of Portfolio Investments

August 31, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 91.4%
	Consumer Discretionary - 9.5%

3,018	Best Buy Co., Inc.	$77,231
1,303	Carnival Corp.	43,038
3,567	CBS Corp., Class B	89,353
4,170	D.R. Horton, Inc.	43,868
2,670	Domino’s Pizza, Inc.*	74,039
22,163	Eastman Kodak Co.*	70,478
6,662	Ford Motor Co.*	74,082
2,799	GameStop Corp., Class A*	66,980
5,192	Gannett Co., Inc.	59,968
2,050	Gap, Inc. (The)	33,866
870	Genuine Parts Co.	47,867
6,783	Goodyear Tire & Rubber Co. (The)*	84,516
2,601	Home Depot, Inc.	86,821
2,069	J.C. Penney Co., Inc.	55,098
959	Kohl’s Corp.	44,440
1,963	Leggett & Platt, Inc.	43,559
1,554	Liberty Global, Inc., Class A*	62,766
3,921	Liberty Media Corp. - Interactive, Class A*	62,030
3,099	Lowe’s Cos., Inc.	61,763
4,073	Macy’s, Inc.	105,694
3,566	MGM Resorts International*	39,476
928	Mohawk Industries, Inc.*	45,982
15,716	Office Depot, Inc.*	40,862
3,859	OfficeMax, Inc.*	24,196
6,155	PulteGroup, Inc.*	29,544
1,149	Sears Holdings Corp.*	68,814
1,661	Target Corp.	85,824
4,644	Time Warner, Inc.	147,029
898	Whirlpool Corp.	56,296
		1,825,480
	Consumer Staples - 10.3%

7,295	Altria Group, Inc.	198,351
3,290	Archer-Daniels-Midland Co.	93,699
1,138	BJ’s Wholesale Club, Inc.*	57,833
1,376	Bunge Ltd.	89,041
2,673	Coca-Cola Enterprises, Inc.	73,828
2,752	ConAgra Foods, Inc.	67,204
971	Costco Wholesale Corp.	76,263
2,666	CVS Caremark Corp.	95,736
10,405	Dean Foods Co.*	89,899
2,681	Kraft Foods, Inc., Class A	93,889
5,527	Kroger Co. (The)	130,216
765	Lorillard, Inc.	85,236
1,439	Reynolds American, Inc.	54,063
69,483	Rite Aid Corp.*	76,431
5,074	Safeway, Inc.	93,007
2,655	Smithfield Foods, Inc.*	58,198
15,890	SUPERVALU, Inc.	126,643
3,067	Sysco Corp.	85,661
3,874	Tyson Foods, Inc., Class A	67,679
1,110	Walgreen Co.	39,083
3,211	Wal-Mart Stores, Inc.	170,857
8,309	Winn-Dixie Stores, Inc.*	64,063
		1,986,880
	Energy - 11.1%

3,418	Chevron Corp.	338,074
4,985	ConocoPhillips	339,329
846	Diamond Offshore Drilling, Inc.	53,916
2,933	Exterran Holdings, Inc.*	34,727
2,571	Exxon Mobil Corp.	190,357
2,738	Frontline Ltd.	21,329
17,619	General Maritime Corp.	7,224
3,855	Helix Energy Solutions Group, Inc.*	65,111
1,230	Hess Corp.	72,988
4,207	Marathon Oil Corp.	113,252
2,103	Marathon Petroleum Corp.	77,937
1,184	Murphy Oil Corp.	63,439
2,868	Nabors Industries Ltd.*	52,886
2,283	Spectra Energy Corp.	59,289
3,702	Sunoco, Inc.	141,194
5,276	Tesoro Corp.*	126,941
1,053	Transocean Ltd.	58,989
9,772	Valero Energy Corp.	222,020
1,911	Williams Cos., Inc. (The)	51,578
1,224	World Fuel Services Corp.	45,459
		2,136,039
	Financials - 16.8%

768	Allied World Assurance Co. Holdings AG	39,859
5,202	Allstate Corp. (The)	136,448
2,371	Apartment Investment & Management Co., Class A (REIT)	62,997
3,369	Associated Banc-Corp	37,059
1,826	Assurant, Inc.	64,220
34,308	Bank of America Corp.	280,296
3,555	BB&T Corp.	79,241
2,432	Capital One Financial Corp.	111,994
9,322	CapitalSource, Inc.	59,195
1,349	Chubb Corp.	83,490
1,941	Cincinnati Financial Corp.	54,193
7,033	Citigroup, Inc.	218,375
11,535	CNO Financial Group, Inc.*	74,170
1,205	Comerica, Inc.	30,836
2,018	CommonWealth REIT (REIT)	41,490
8,612	Fidelity National Financial, Inc., Class A	146,318
4,562	Fifth Third Bancorp	48,448
4,536	First Horizon National Corp.	31,933
8,710	Genworth Financial, Inc., Class A*	60,186
6,205	Hartford Financial Services Group, Inc.	118,764
2,563	Hospitality Properties Trust (REIT)	60,179
3,500	Interactive Brokers Group, Inc., Class A	52,535
7,502	iStar Financial, Inc. (REIT)*	53,939
4,671	JPMorgan Chase & Co.	175,443
2,008	Kemper Corp.	51,485
10,201	KeyCorp	67,735
2,655	Lincoln National Corp.	55,091
1,433	Loews Corp.	53,909
5,782	MF Global Holdings Ltd.*	31,743
4,615	Morgan Stanley	80,763
4,135	Old Republic International Corp.	41,102
2,633	PHH Corp.*	49,948
19,051	Popular, Inc.*	39,626
842	Potlatch Corp. (REIT)	28,258
2,117	Primerica, Inc.	44,097
855	Prudential Financial, Inc.	42,930
17,712	Regions Financial Corp.	80,413
4,275	SunTrust Banks, Inc.	85,073
28,863	Synovus Financial Corp.	41,851
3,212	Travelers Cos., Inc. (The)	162,078
2,249	Unum Group	52,941
3,281	XL Group plc	68,278
2,669	Zions Bancorp.	46,547
		3,245,476
	Health Care - 10.9%

2,306	Aetna, Inc.	92,309

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,627	AmerisourceBergen Corp.	$143,557
12,156	Boston Scientific Corp.*	82,418
4,396	Bristol-Myers Squibb Co.	130,781
3,953	Cardinal Health, Inc.	168,003
1,676	Community Health Systems, Inc.*	34,123
2,399	Coventry Health Care, Inc.*	78,879
2,819	Eli Lilly & Co.	105,741
2,577	Health Net, Inc.*	63,626
1,514	Humana, Inc.	117,547
1,965	Kindred Healthcare, Inc.*	25,427
2,028	McKesson Corp.	162,098
1,351	Medco Health Solutions, Inc.*	73,143
1,810	Merck & Co., Inc.	59,947
1,726	Omnicare, Inc.	51,279
12,951	Pfizer, Inc.	245,810
7,665	Tenet Healthcare Corp.*	40,471
1,005	Thermo Fisher Scientific, Inc.*	55,205
2,910	UnitedHealth Group, Inc.	138,283
1,191	WellCare Health Plans, Inc.*	54,584
2,763	WellPoint, Inc.	174,898
		2,098,129
	Industrials - 9.2%

16,807	AMR Corp.*	60,841
4,583	Avis Budget Group, Inc.*	60,266
7,583	Delta Air Lines, Inc.*	57,100
1,497	EMCOR Group, Inc.*	34,296
544	FedEx Corp.	42,824
1,080	General Cable Corp.*	32,562
868	General Dynamics Corp.	55,621
15,325	General Electric Co.	249,951
4,878	Hertz Global Holdings, Inc.*	54,634
275	Huntington Ingalls Industries, Inc.*	8,233
911	L-3 Communications Holdings, Inc.	61,784
1,292	Lockheed Martin Corp.	95,853
957	Manpower, Inc.	38,548
4,673	Masco Corp.	41,450
884	Navistar International Corp.*	36,598
1,653	Northrop Grumman Corp.	90,287
982	Owens Corning*	28,537
2,413	Pitney Bowes, Inc.	49,008
4,034	R.R. Donnelley & Sons Co.	61,518
1,738	Raytheon Co.	75,134
1,323	Ryder System, Inc.	62,287
2,723	Skywest, Inc.	34,718
1,606	Terex Corp.*	25,905
2,367	Textron, Inc.	39,931
1,798	Tyco International Ltd.	74,761
4,293	United Continental Holdings, Inc.*	79,807
1,307	United Stationers, Inc.	41,223
1,301	URS Corp.*	45,626
8,049	US Airways Group, Inc.*	44,994
1,674	Waste Management, Inc.	55,309
31,222	YRC Worldwide, Inc.*	23,666
		1,763,272
	Information Technology - 8.5%

3,463	AOL, Inc.*	53,953
2,772	Applied Materials, Inc.	31,379
1,723	Arrow Electronics, Inc.*	53,758
2,103	Avnet, Inc.*	55,183
1,873	Computer Sciences Corp.	57,426
7,542	Dell, Inc.*	112,112
1,524	Fidelity National Information Services, Inc.	42,946
3,692	Hewlett-Packard Co.	96,103
1,354	IAC/InterActiveCorp*	53,524
6,296	Ingram Micro, Inc., Class A*	112,321
7,115	Intel Corp.	143,225
414	International Business Machines Corp.	71,171
2,311	Jabil Circuit, Inc.	38,940
1,143	Lexmark International, Inc., Class A*	36,530
6,438	Micron Technology, Inc.*	38,049
3,568	Microsoft Corp.	94,909
2,635	Motorola Solutions, Inc.*	110,907
3,260	Sanmina-SCI Corp.*	25,167
4,639	Seagate Technology plc	53,720
1,126	SYNNEX Corp.*	29,659
1,694	TE Connectivity Ltd.	51,870
1,596	Tech Data Corp.*	75,140
1,187	Texas Instruments, Inc.	31,111
1,204	Unisys Corp.*	21,178
1,600	Western Digital Corp.*	47,184
7,241	Xerox Corp.	60,100
2,704	Yahoo!, Inc.*	36,788
		1,634,353
	Materials - 3.1%

2,270	AK Steel Holding Corp.	20,407
5,339	Alcoa, Inc.	68,393
878	Ashland, Inc.	46,543
3,590	Commercial Metals Co.	42,183
2,708	Dow Chemical Co. (The)	77,043
2,199	Huntsman Corp.	28,829
3,053	International Paper Co.	82,889
1,483	MeadWestvaco Corp.	40,812
1,517	Nucor Corp.	54,733
1,509	Owens-Illinois, Inc.*	28,580
2,256	Temple-Inland, Inc.	54,595
894	United States Steel Corp.	26,927
806	Vulcan Materials Co.	28,234
		600,168
	Telecommunication Services - 5.3%

13,670	AT&T, Inc.	389,322
33,977	Level 3 Communications, Inc.*	61,158
39,845	Sprint Nextel Corp.*	149,817
1,782	Telephone & Data Systems, Inc.	45,673
8,816	Verizon Communications, Inc.	318,875
3,763	Windstream Corp.	47,790
		1,012,635
	Utilities - 6.7%

6,573	AES Corp. (The)*	71,383
3,870	Ameren Corp.	117,106
3,587	Constellation Energy Group, Inc.	138,064
1,388	DTE Energy Co.	70,177
4,412	Duke Energy Corp.	83,431
13,379	Dynegy, Inc.*	58,868
1,976	Edison International	73,487
2,899	FirstEnergy Corp.	128,281
18,079	GenOn Energy, Inc.*	54,960
1,121	Integrys Energy Group, Inc.	56,128
4,050	NiSource, Inc.	86,508
5,046	NRG Energy, Inc.*	118,278
1,201	Oneok, Inc.	85,151
4,441	Pepco Holdings, Inc.	86,511
3,279	Questar Corp.	61,448
		1,289,781
	Total Common Stocks
	(Cost $19,291,669)	17,592,213

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.0%‡
	Federal Home Loan Bank
$1,737	0.00%, due 09/01/11	$1,737
	Total U.S. Government & Agency Security (Cost $1,737)	1,737
	Repurchase Agreements (a)(b) - 2.6%
508,910	Repurchase Agreements with various counterparties, rates 0.00% - 0.09%, dated 08/26/11 - 08/31/11, due 09/01/11 - 09/02/11, total to be received $508,910	508,910
	Total Repurchase Agreements (Cost $508,910)	508,910
	Total Investment Securities
	(Cost $19,802,316) — 94.0%	18,102,860
	Other assets less liabilities — 6.0%	1,149,290
	Net Assets — 100.0%	$19,252,150

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 08/31/11, the aggregate amount held in a segregated account was $2,331,392.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of August 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$399,508
Aggregate gross unrealized depreciation	(2,254,076)
Net unrealized depreciation	$(1,854,568)
Federal income tax cost of investments	$19,957,428

Swap Agreements

RAFI® Long/Short had the following open swap agreements as of August 31, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the RAFI® U.S. Equity Long/Short Index	$(18,509,535)	$1,560,792

Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the RAFI® U.S. Equity Long/Short Index	202,084	(471,902)

Equity Index Swap Agreement with Societe Generale, based on positions within the RAFI® U.S. Equity Long/Short Index	(2,669,973)	(237,584)

Equity Index Swap Agreement with Societe Generale, based on positions within the RAFI® U.S. Equity Long/Short Index	3,285,754	276,681

		$1,127,987

See accompanying notes to schedules of portfolio investments.

ProShares Trust Notes to Schedules of Portfolio Investments

August 31, 2011 (Unaudited)

1. Organization

ProShares Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of unlimited shares at no par value and is comprised of 108 operational Funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is a “non-diversified” series of the Trust pursuant to 1940 Act.

The Funds had no operations prior to June 19, 2006, other than matters relating to their organization and registration and the sale and issuance to ProShare Advisors LLC (the “Advisor”) of 1,428 shares of ProShares Short S&P 500 at an aggregate price of $100,000.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

Securities prices are generally valued at their market value using information provided by a third party pricing service or market quotations. The securities in the portfolio of a Fund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ Stock Market, are valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security will be valued in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”).

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within a relatively short period may also be valued at amortized cost, which approximates value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a Fund is determined. These valuations are typically categorized as Level 1 in the fair value hierarchy.  If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relevant significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1—	Quoted prices in active markets for identical assets.
• Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3—	Significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the

ProShares Trust Notes to Schedules of Portfolio Investments

August 31, 2011 (Unaudited)

current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly.

The Funds disclose significant transfers between levels based on valuations at the end of the reporting period.  There were no significant transfers between Level 1, 2, or 3 as of August 31, 2011, based on levels assigned to securities on May 31, 2011.

The following is a summary of the valuations as of August 31, 2011 for each Fund based upon the three levels defined above:

Please refer to the Schedules of Portfolio Investments to view equity securities segregated by industry type.

							LEVEL 3 - Significant
	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs				Unobservable Inputs		Total
	Common Stocks	Futures Contracts*	U.S. Treasury Obligations	U.S. Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Common Stocks		Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
Ultra QQQ®	$442,820,592	$3,821,810	—	$23,615,120	$195,336,192	$95,870,414	—		$661,771,904	$99,692,224
Ultra Dow30SM	167,705,947	(164,642)	—	10,330,998	91,154,018	30,121,544	—		269,190,963	29,956,902
Ultra S&P500®	1,301,534,315	4,591,398	—	49,434,265	151,819,242	192,603,609	—		1,502,787,822	197,195,007
Ultra Russell3000	2,889,272	—	—	7,633	2,678,451	1,306,284	—		5,575,356	1,306,284
Ultra MidCap400	47,134,710	132,297	—	163,721	51,433,526	15,185,021	—		98,731,957	15,317,318
Ultra SmallCap600	21,917,517	—	—	26,640	7,694,776	6,561,692	—		29,638,933	6,561,692
Ultra Russell2000	138,163,022	788,559	—	121,924	43,451,605	18,325,440	—		181,736,551	19,113,999
UltraPro QQQ®	79,973,750	117,860	—	6,248,777	60,191,758	22,962,963	—		146,414,285	23,080,823
UltraPro Dow30SM	26,827,489	28,383	—	87,613	25,821,502	5,067,061	—		52,736,604	5,095,444
UltraPro S&P500®	222,204,501	1,562,439	—	224,254	114,676,483	14,190,566	—		337,105,238	15,753,005
UltraPro MidCap400	8,238,579	157,065	—	35,951	18,063,147	7,532,603	—		26,337,677	7,689,668
UltraPro Russell2000	23,918,011	82,736	—	51,339	31,305,415	1,224,588	—		55,274,765	1,307,324
Ultra Russell1000 Value	3,226,587	—	—	6,034	2,559,020	494,642	—		5,791,641	494,642
Ultra Russell1000 Growth	9,831,876	—	—	8,072	3,217,390	1,552,238	—		13,057,338	1,552,238
Ultra Russell MidCap Value	4,422,695	—	—	5,096	1,946,087	705,018	—		6,373,878	705,018
Ultra Russell MidCap Growth	3,172,844	—	—	26,793	9,338,522	1,948,906	—		12,538,159	1,948,906
Ultra Russell2000 Value	8,248,973	—	—	8,315	4,127,200	666,524	—		12,384,488	666,524
Ultra Russell2000 Growth	12,553,935	—	—	8,595	3,604,165	2,121,479	—		16,166,695	2,121,479
Ultra Basic Materials	181,020,058	—	—	93,147	43,056,918	37,142,386	—		224,170,123	37,142,386
Ultra Nasdaq Biotechnology	13,871,629	—	—	17,233	4,601,321	(314,389)	—		18,490,183	(314,389)
Ultra Consumer Goods	5,668,217	—	—	1,555	3,153,978	2,293,208	—		8,823,750	2,293,208
Ultra Consumer Services	7,370,296	—	—	3,588	2,117,149	1,535,549	—		9,491,033	1,535,549
Ultra Financials	632,994,873	—	—	610,640	287,021,112	(85,693,137)	—		920,626,625	(85,693,137)
Ultra Health Care	28,850,771	—	—	15,655	4,296,735	4,980,837	—		33,163,161	4,980,837
Ultra Industrials	19,870,804	—	—	13,044	4,429,000	4,823,137	—		24,312,848	4,823,137
Ultra Oil & Gas	195,906,659	—	—	169,340	59,770,540	49,700,490	—		255,846,539	49,700,490
Ultra Real Estate	272,372,367	—	—	128,241	50,095,657	91,481,018	—		322,596,265	91,481,018
Ultra KBW Regional Banking	631,358	—	—	1,553	900,923	104,821	—		1,533,834	104,821
Ultra Semiconductors	28,881,339	—	—	57,182	20,390,212	115,007	—		49,328,733	115,007
Ultra Technology	52,649,780	—	—	103,438	27,138,584	11,583,882	—		79,891,802	11,583,882
Ultra Telecommunications	1,106,251	—	—	3,159	1,805,963	762,492	—		2,915,373	762,492
Ultra Utilities	5,911,730	—	—	6,648	1,855,452	3,180,017	—		7,773,830	3,180,017
Ultra MSCI EAFE	—	—	—	508,888	4,432,147	2,104,928	—		4,941,035	2,104,928
Ultra MSCI Emerging Markets	—	—	—	3,370,879	16,825,652	5,055,801	—	†	20,196,531	5,055,801
Ultra MSCI Europe	—	—	—	762,628	1,400,560	730,109	—		2,163,188	730,109
Ultra MSCI Pacific ex-Japan	—	—	—	5,140	2,398,191	879,240	—		2,403,331	879,240
Ultra MSCI Brazil	—	—	—	28,857	15,674,992	(1,731,329)	—		15,703,849	(1,731,329)
Ultra FTSE China 25	—	—	—	8,047,136	23,196,569	(1,826,074)	—		31,243,705	(1,826,074)
Ultra MSCI Japan	—	—	—	57,350	28,192,218	2,613,602	—		28,249,568	2,613,602
Ultra MSCI Mexico Investable Market	—	—	—	3,015	1,155,225	644,760	—		1,158,240	644,760
Ultra 7-10 Year Treasury	—	5,957	$71,661,359	4,114,279	30,885,288	8,155,109	—		106,660,926	8,161,066
Ultra 20+ Year Treasury	—	(1,589)	2,004,431	32,684	9,636,991	4,000,749	—		11,674,106	3,999,160
Ultra High Yield	—	—	—	10,849	3,987,060	(188,532)	—		3,997,909	(188,532)
Ultra Investment Grade Corporate	—	—	—	254,837	1,578,014	364,467	—		1,832,851	364,467
Short QQQ®	—	626,583	—	30,863,168	262,600,125	(19,230,921)	—		293,463,293	(18,604,338)
Short Dow30SM	—	2,294,760	—	10,905,293	262,538,459	(10,764,274)	—		273,443,752	(8,469,514)

ProShares Trust Notes to Schedules of Portfolio Investments

August 31, 2011 (Unaudited)

							LEVEL 3 - Significant
	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs				Unobservable Inputs	Total
	Common Stocks	Futures Contracts*	U.S. Treasury Obligations	U.S. Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Common Stocks	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
Short S&P500®	—	9,847,521	—	104,927,823	2,077,895,431	(125,906,734)	—	2,182,823,254	(116,059,213)
Short MidCap400	—	300,080	—	143,196	45,843,520	(5,099,078)	—	45,986,716	(4,798,998)
Short SmallCap600	—	—	—	170,456	56,353,623	(5,570,652)	—	56,524,079	(5,570,652)
Short Russell2000	—	4,203,478	—	1,619,964	503,930,216	(32,441,400)	—	505,550,180	(28,237,922)
UltraShort QQQ®	—	4,722,994	—	51,298,807	576,090,744	(59,806,882)	—	627,389,551	(55,083,888)
UltraShort Dow30SM	—	2,333,429	—	40,660,835	295,639,754	(15,200,966)	—	336,300,589	(12,867,537)
UltraShort S&P500®	—	12,850,522	—	185,056,548	2,045,802,088	17,454,202	—	2,230,858,636	30,304,724
UltraShort Russell3000	—	—	—	5,471	2,742,630	(450,034)	—	2,748,101	(450,034)
UltraShort MidCap400	—	563,553	—	124,549	47,494,746	(7,924,834)	—	47,619,295	(7,361,281)
UltraShort SmallCap600	—	—	—	89,345	39,028,305	(8,017,462)	—	39,117,650	(8,017,462)
UltraShort Russell2000	—	5,083,949	—	981,976	418,102,153	(54,805,505)	—	419,084,129	(49,721,556)
UltraPro Short QQQ®	—	404,660	—	17,186,855	95,154,137	(26,728,579)	—	112,340,992	(26,323,919)
UltraPro Short Dow30SM	—	294,205	—	9,082,794	37,240,556	(9,020,283)	—	46,323,350	(8,726,078)
UltraPro Short S&P500®	—	2,863,518	—	42,651,855	321,545,887	(52,394,454)	—	364,197,742	(49,530,936)
UltraPro Short MidCap400	—	211,547	—	13,005	10,713,170	(4,027,039)	—	10,726,175	(3,815,492)
UltraPro Short Russell2000	—	891,368	—	75,324	50,907,140	(11,924,294)	—	50,982,464	(11,032,926)
UltraShort Russell1000 Value	—	—	—	5,796	2,680,089	(155,673)	—	2,685,885	(155,673)
UltraShort Russell1000 Growth	—	—	—	7,644	3,590,971	(445,892)	—	3,598,615	(445,892)
UltraShort Russell MidCap Value	—	—	—	5,469	2,607,894	(499,447)	—	2,613,363	(499,447)
UltraShort Russell MidCap Growth	—	—	—	5,168	3,316,015	(418,595)	—	3,321,183	(418,595)
UltraShort Russell2000 Value	—	—	—	15,757	7,941,577	(664,441)	—	7,957,334	(664,441)
UltraShort Russell2000 Growth	—	—	—	40,788	20,016,436	(4,995,279)	—	20,057,224	(4,995,279)
Short Basic Materials	—	—	—	12,103	4,347,635	(497,301)	—	4,359,738	(497,301)
Short Financials	—	—	—	10,341,251	118,198,015	(3,867,637)	—	128,539,266	(3,867,637)
Short Oil & Gas	—	—	—	1,023,410	7,882,600	(438,232)	—	8,906,010	(438,232)
Short Real Estate	—	—	—	108,898	37,923,707	(3,491,006)	—	38,032,605	(3,491,006)
Short KBW Regional Banking	—	—	—	43,409	15,636,700	373,458	—	15,680,109	373,458
UltraShort Basic Materials	—	—	—	183,545	104,277,671	(19,412,883)	—	104,461,216	(19,412,883)
UltraShort Nasdaq Biotechnology	—	—	—	11,059	5,010,916	(842,231)	—	5,021,975	(842,231)
UltraShort Consumer Goods	—	—	—	16,071	6,448,960	(1,163,696)	—	6,465,031	(1,163,696)
UltraShort Consumer Services	—	—	—	38,126	14,940,633	(722,159)	—	14,978,759	(722,159)
UltraShort Financials	—	—	—	27,736,896	305,405,091	16,260,852	—	333,141,987	16,260,852
UltraShort Health Care	—	—	—	9,204	3,857,802	(254,604)	—	3,867,006	(254,604)
UltraShort Industrials	—	—	—	37,043	16,391,977	(3,757,807)	—	16,429,020	(3,757,807)
UltraShort Oil & Gas	—	—	—	15,201,108	96,666,633	(24,435,399)	—	111,867,741	(24,435,399)
UltraShort Real Estate	—	—	—	48,484,116	208,329,192	(77,949,203)	—	256,813,308	(77,949,203)
UltraShort Semiconductors	—	—	—	69,360	29,361,235	(352,264)	—	29,430,595	(352,264)
UltraShort Technology	—	—	—	44,144	17,492,226	(1,661,475)	—	17,536,370	(1,661,475)
UltraShort Telecommunications	—	—	—	7,453	3,497,438	(981,603)	—	3,504,891	(981,603)
UltraShort Utilities	—	—	—	8,282	3,473,640	(605,094)	—	3,481,922	(605,094)
Short MSCI EAFE	—	—	—	16,710,588	215,621,239	(24,702,931)	—	232,331,827	(24,702,931)
Short MSCI Emerging Markets	—	—	—	30,650,485	206,683,525	(9,674,712)	—	237,334,010	(9,674,712)
Short FTSE China 25	—	—	—	1,214,904	5,217,957	200,092	—	6,432,861	200,092
UltraShort MSCI EAFE	—	—	—	60,042	24,650,497	(1,437,732)	—	24,710,539	(1,437,732)
UltraShort MSCI Emerging Markets	—	—	—	13,133,840	88,092,753	(25,236,496)	—	101,226,593	(25,236,496)
UltraShort MSCI Europe	—	—	—	26,705,934	100,660,964	(35,502,970)	—	127,366,898	(35,502,970)

ProShares Trust Notes to Schedules of Portfolio Investments

August 31, 2011 (Unaudited)

							LEVEL 3 - Significant
	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs				Unobservable Inputs	Total
	Common Stocks	Futures Contracts*	U.S. Treasury Obligations	U.S. Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Common Stocks	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
UltraShort MSCI Pacific ex-Japan	—	—	—	4,992	2,419,670	24,386	—	2,424,662	24,386
UltraShort MSCI Brazil	—	—	—	20,952	10,255,371	141,794	—	10,276,323	141,794
UltraShort FTSE China 25	—	—	—	30,381,508	189,580,895	(24,868,037)	—	219,962,403	(24,868,037)
UltraShort MSCI Japan	—	—	—	61,161	24,581,641	(574,924)	—	24,642,802	(574,924)
UltraShort MSCI Mexico Investable Market	—	—	—	8,079	3,681,614	(1,224,148)	—	3,689,693	(1,224,148)
Short 7-10 Year Treasury	—	(629)	—	68,372	18,659,841	(994,236)	—	18,728,213	(994,865)
Short 20+ Year Treasury	—	(76,345)	—	3,600,409	1,124,838,705	(161,522,008)	—	1,128,439,114	(161,598,353)
Short High Yield	—	—	—	138,926	40,049,906	(574,355)	—	40,188,832	(574,355)
Short Investment Grade Corporate	—	—	—	804,040	1,297,427	(216,260)	—	2,101,467	(216,260)
UltraShort 3-7 Year Treasury	—	—	—	18,162	4,909,246	(585,696)	—	4,927,408	(585,696)
UltraShort 7-10 Year Treasury	—	(47,710)	—	11,599,999	494,754,457	(69,966,666)	—	506,354,456	(70,014,376)
UltraShort 20+ Year Treasury	—	(1,466,176)	—	265,703,805	6,588,354,169	(2,003,258,199)	—	6,854,057,974	(2,004,724,375)
UltraShort TIPS	—	—	—	1,298,081	2,115,641	(291,465)	—	3,413,722	(291,465)
Credit Suisse 130/30	108,233,895	—	—	6,382	1,715,302	1,974,153	—	109,955,579	1,974,153
Hedge Replication ETF	2,523,097	(8,618)	—	10,121,555	2,981,349	(91,438)	—	15,626,001	(100,056)
RAFI® Long/Short	17,592,213	—	—	1,737	508,910	1,127,987	—	18,102,860	1,127,987

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

† The security designated as Level 3 in the table above was considered a Level 3 security because it was fair valued at $0 on August 31, 2011 using significant unobservable inputs under procedures adopted by the Board. Such valuation was based on a review of inputs such as, but not limited to, company specific financial information, the liquidity of the security and company specific news.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Ultra Russell3000	Ultra Russell2000	UltraPro Russell2000	Ultra Russell2000 Growth
Balance as of 05/31/11	$—	$—	$—	$—
Total gain or loss (realized/unrealized) included in earnings	9	16,878	763	3,949
Sales	(9)	(16,878)	(763)	(3,949)
Transfer into Level 3	—	—	—	—
Transfer out of Level 3	—	—	—	—
Balance as of 08/31/11	$—	$—	$—	$—
The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 08/31/11	$—	$—	$—	$—

ProShares Trust Notes to Schedules of Portfolio Investments

August 31, 2011 (Unaudited)

American Depositary Receipts (“ADRs”)

The Funds may invest in depositary receipts, including ADRs. For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or OTC, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock outside the U.S., the Funds can avoid certain risks related to investing in foreign securities in non-U.S. markets.

Repurchase Agreements

Under a repurchase agreement, the Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase agreements only with large, well-capitalized and well-established financial institutions whose condition is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The Funds may invest in repurchase agreements jointly; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

On August 31, 2011, the Funds had undivided interest in joint Repurchase Agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective Repurchase Agreement.

ProShares Trust Notes to Schedules of Portfolio Investments

August 31, 2011 (Unaudited)

Fund Name	BNP Paribas Securities Corp., 0.03%, dated 08/31/11, due 09/01/11 (1)	BNP Paribas Securities Corp., 0.05%, dated 08/31/11, due 09/01/11 (2)	BNP Paribas Securities Corp., 0.09%, dated 08/31/11, due 09/01/11 (3)	Credit Suisse (USA) LLC, 0.00%, dated 08/31/11, due 09/01/11 (4)	Credit Suisse (USA) LLC, 0.03%, dated 08/29/11, due 09/02/11 (5)	Credit Suisse (USA) LLC, 0.04%, dated 08/26/11, due 09/02/11 (6)	Credit Suisse (USA) LLC, 0.05%, dated 08/31/11, due 09/01/11 (7)	Credit Suisse (USA) LLC, 0.06%, dated 08/31/11, due 09/01/11 (8)	ING Financial Markets LLC, 0.06%, dated 08/31/11, due 09/01/11 (9)	JPMorgan Securities, Inc., 0.01%, dated 08/31/11, due 09/01/11 (10)	JPMorgan Securities, Inc., 0.03%, dated 08/31/11, due 09/01/11 (11)	JPMorgan Securities, Inc., 0.05%, dated 08/31/11, due 09/01/11 (12)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.02%, dated 08/31/11, due 09/01/11 (13)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.04%, dated 08/31/11, due 09/01/11 (14)	UBS Securities LLC, 0.05%, dated 08/31/11, due 09/01/11 (15)
Ultra QQQ®	$15,439,643	$26,880,860	$627,358	$9,288,217	$18,454,277	$18,454,277	$915,451	$10,013,302	$25,281,924	$9,288,217	$20,654,298	$15,378,564	$4,705,188	$11,872,252	$8,082,364
Ultra Dow30SM	7,141,558	12,131,555	104,274	3,831,463	9,930,285	9,930,285	417,710	2,121,850	12,437,710	3,831,463	11,114,120	8,275,237	782,053	6,388,483	2,715,972
Ultra S&P500®	12,063,135	21,303,175	675,338	7,719,912	13,029,671	13,029,671	720,957	10,323,371	19,012,293	7,719,912	14,582,999	10,858,059	5,065,032	8,382,422	7,333,295
Ultra Russell3000	212,864	376,113	12,040	136,532	228,997	228,997	12,726	183,826	334,996	136,532	256,297	190,831	90,299	147,322	130,079
Ultra MidCap400	4,062,855	7,061,522	157,686	2,425,643	4,911,633	4,911,633	240,668	2,535,053	6,682,392	2,425,643	5,497,172	4,093,028	1,182,649	3,159,817	2,086,132
Ultra SmallCap600	604,732	1,036,307	14,386	338,331	799,204	799,204	35,541	254,687	1,030,975	338,331	894,481	666,003	107,895	514,154	260,545
Ultra Russell2000	3,455,979	6,119,455	203,500	2,236,742	3,657,710	3,657,710	206,857	3,092,862	5,406,757	2,236,741	4,093,763	3,048,092	1,526,258	2,353,127	2,156,052
UltraPro QQQ®	4,816,447	8,665,872	368,199	3,328,720	4,463,182	4,463,182	290,894	5,452,325	7,196,811	3,328,720	4,995,259	3,719,318	2,761,489	2,871,314	3,470,026
UltraPro Dow30SM	2,031,886	3,494,289	55,926	1,155,757	2,628,387	2,628,387	119,654	958,186	3,433,693	1,155,757	2,941,729	2,190,322	419,443	1,690,929	917,157
UltraPro S&P500®	9,261,578	17,065,507	955,301	7,019,042	6,727,607	6,727,607	566,982	13,822,725	12,849,634	7,019,042	7,529,636	5,606,339	7,164,760	4,328,094	8,032,629
UltraPro MidCap400	1,457,923	2,682,166	147,782	1,098,416	1,078,520	1,078,520	89,172	2,140,847	2,033,134	1,098,416	1,207,096	898,767	1,108,364	693,848	1,250,176
UltraPro Russell2000	2,542,556	4,751,411	303,156	2,029,169	1,540,162	1,540,162	156,913	4,346,866	3,363,976	2,029,169	1,723,771	1,283,468	2,273,673	990,837	2,430,126
Ultra Russell1000 Value	205,189	371,158	16,903	144,852	181,011	181,011	12,430	248,709	301,728	144,852	202,590	150,842	126,772	116,450	154,523
Ultra Russell1000 Growth	257,277	462,086	19,167	176,556	242,165	242,165	15,523	284,480	386,432	176,556	271,035	201,804	143,751	155,793	182,600
Ultra Russell MidCap Value	155,310	277,492	10,676	104,345	152,894	152,894	9,343	159,657	236,853	104,345	171,122	127,412	80,070	98,362	105,312
Ultra Russell MidCap Growth	741,902	1,309,651	41,210	473,975	803,780	803,780	44,330	630,522	1,170,584	473,975	899,602	669,816	309,073	517,098	449,224
Ultra Russell2000 Value	332,972	611,894	33,333	249,820	249,454	249,454	20,352	483,304	466,014	249,821	279,192	207,878	250,004	160,482	283,226
Ultra Russell2000 Growth	288,852	521,837	23,391	202,904	257,842	257,842	17,486	344,669	426,367	202,904	288,580	214,868	175,436	165,878	215,309
Ultra Basic Materials	3,464,488	6,323,523	320,311	2,533,022	2,794,400	2,794,400	210,950	4,670,647	4,954,835	2,533,022	3,127,534	2,328,667	2,402,332	1,797,731	2,801,056
Ultra Nasdaq Biotechnology	359,740	607,465	3,016	187,410	516,988	516,988	20,972	76,692	635,467	187,411	578,621	430,824	22,621	332,596	124,510
Ultra Consumer Goods	261,376	512,646	46,056	245,828	46,643	46,643	16,590	647,894	286,252	245,828	52,204	38,869	345,420	30,007	331,722
Ultra Consumer Services	171,782	320,241	20,004	135,900	107,647	107,647	10,587	287,226	229,194	135,900	120,480	89,706	150,027	69,253	161,555
Ultra Financials	23,109,406	42,249,655	2,179,322	17,003,009	18,319,191	18,319,191	1,408,432	31,731,794	32,879,642	17,003,009	20,503,108	15,265,993	16,344,918	11,785,346	18,919,096
Ultra Health Care	336,557	571,354	4,690	180,004	469,657	469,657	19,678	96,976	587,040	180,004	525,647	391,381	35,178	302,146	126,766
Ultra Industrials	351,378	617,972	18,101	220,941	391,309	391,309	20,952	279,501	560,076	220,941	437,959	326,091	135,758	251,742	204,970
Ultra Oil & Gas	4,751,581	8,402,451	272,955	3,058,179	5,080,207	5,080,207	284,194	4,160,054	7,461,025	3,058,179	5,685,842	4,233,506	2,047,165	3,268,267	2,926,728
Ultra Real Estate	4,002,196	7,170,826	287,475	2,719,786	3,847,230	3,847,230	241,147	4,281,136	6,054,053	2,719,786	4,305,876	3,206,025	2,156,065	2,475,051	2,781,775
Ultra KBW Regional Banking	73,062	136,030	8,401	57,534	46,588	46,588	4,499	120,716	97,909	57,533	52,142	38,823	63,005	29,972	68,121
Ultra Semiconductors	1,621,808	2,871,934	95,634	1,049,989	1,715,457	1,715,457	97,077	1,453,241	2,536,718	1,049,989	1,919,964	1,429,547	717,256	1,103,610	1,012,531
Ultra Technology	2,119,151	3,565,959	10,080	1,084,776	3,103,126	3,103,126	123,306	347,997	3,774,152	1,084,776	3,473,064	2,585,938	75,601	1,996,344	691,188
Ultra Telecommunications	146,392	272,251	16,643	114,803	94,766	94,766	9,009	239,319	196,934	114,803	106,063	78,971	124,822	60,966	135,455
Ultra Utilities	145,496	247,778	2,506	79,012	199,452	199,452	8,522	48,375	251,871	79,012	223,230	166,210	18,792	128,314	57,430
Ultra MSCI EAFE	357,629	657,466	35,961	268,718	266,733	266,733	21,865	521,241	499,887	268,718	298,532	222,278	269,710	171,598	305,078
Ultra MSCI Emerging Markets	1,347,381	2,429,039	105,955	938,577	1,226,411	1,226,411	81,467	1,565,125	2,001,467	938,577	1,372,618	1,022,010	794,659	788,991	986,964
Ultra MSCI Europe	113,272	209,460	12,141	86,989	78,852	78,852	6,948	175,229	155,326	86,988	88,252	65,710	91,057	50,728	100,756
Ultra MSCI Pacific ex-Japan	193,035	352,658	18,046	141,633	154,207	154,207	11,760	262,925	275,278	141,632	172,590	128,506	135,345	99,206	157,163
Ultra MSCI Brazil	1,268,544	2,349,521	138,282	979,979	865,699	865,699	77,888	1,993,666	1,730,251	979,978	968,903	721,416	1,037,117	556,933	1,141,116
Ultra FTSE China 25	1,870,854	3,435,305	185,615	1,399,465	1,414,166	1,414,166	114,305	2,692,892	2,625,075	1,399,465	1,582,755	1,178,471	1,392,115	909,780	1,582,140
Ultra MSCI Japan	2,273,678	4,174,580	225,335	1,700,176	1,720,505	1,720,505	138,909	3,269,390	3,191,280	1,700,176	1,925,614	1,433,754	1,690,012	1,106,858	1,921,446
Ultra MSCI Mexico Investable Market	92,209	164,821	6,382	62,060	90,448	90,448	5,548	95,378	140,449	62,060	101,231	75,374	47,865	58,189	62,763
Ultra 7-10 Year Treasury	2,416,672	4,090,509	26,205	1,273,849	3,428,468	3,428,468	141,071	595,440	4,245,188	1,273,849	3,837,192	2,857,057	196,540	2,205,648	869,132
Ultra 20+ Year Treasury	758,352	1,304,256	20,933	431,508	980,533	980,533	44,660	358,427	1,281,303	431,508	1,097,427	817,111	156,995	630,810	342,635
Ultra High Yield	317,605	564,696	20,128	209,122	325,450	325,450	19,054	303,485	491,178	209,122	364,248	271,208	150,958	209,373	205,983
Ultra Investment Grade Corporate	124,919	218,394	5,634	76,544	145,124	145,124	7,424	88,548	202,318	76,544	162,425	120,937	42,254	93,363	68,462
Short QQQ®	20,704,019	35,797,204	687,983	12,071,967	25,896,156	25,896,156	1,222,864	11,358,172	34,515,302	12,071,967	28,983,358	21,580,130	5,159,873	16,659,860	9,995,114
Short Dow30SM	20,638,156	35,391,835	506,415	11,585,115	27,159,122	27,159,122	1,213,445	8,900,416	35,123,021	11,585,115	30,396,888	22,632,602	3,798,111	17,472,368	8,976,728
Short S&P500®	163,685,527	282,339,616	5,025,451	94,406,392	207,837,405	207,837,405	9,655,183	84,212,146	274,532,143	94,406,392	232,614,676	173,197,838	37,690,885	133,708,731	76,745,641
Short MidCap400	3,625,225	6,319,675	152,260	2,193,264	4,295,885	4,295,885	215,100	2,418,038	5,916,364	2,193,264	4,808,017	3,579,904	1,141,953	2,763,686	1,925,000

ProShares Trust Notes to Schedules of Portfolio Investments

August 31, 2011 (Unaudited)

Fund Name	BNP Paribas Securities Corp., 0.03%, dated 08/31/11, due 09/01/11 (1)	BNP Paribas Securities Corp., 0.05%, dated 08/31/11, due 09/01/11 (2)	BNP Paribas Securities Corp., 0.09%, dated 08/31/11, due 09/01/11 (3)	Credit Suisse (USA) LLC, 0.00%, dated 08/31/11, due 09/01/11 (4)	Credit Suisse (USA) LLC, 0.03%, dated 08/29/11, due 09/02/11 (5)	Credit Suisse (USA) LLC, 0.04%, dated 08/26/11, due 09/02/11 (6)	Credit Suisse (USA) LLC, 0.05%, dated 08/31/11, due 09/01/11 (7)	Credit Suisse (USA) LLC, 0.06%, dated 08/31/11, due 09/01/11 (8)	ING Financial Markets LLC, 0.06%, dated 08/31/11, due 09/01/11 (9)	JPMorgan Securities, Inc., 0.01%, dated 08/31/11, due 09/01/11 (10)	JPMorgan Securities, Inc., 0.03%, dated 08/31/11, due 09/01/11 (11)	JPMorgan Securities, Inc., 0.05%, dated 08/31/11, due 09/01/11 (12)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.02%, dated 08/31/11, due 09/01/11 (13)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.04%, dated 08/31/11, due 09/01/11 (14)	UBS Securities LLC, 0.05%, dated 08/31/11, due 09/01/11 (15)
Short SmallCap600	4,464,377	7,820,790	211,051	2,759,816	5,113,683	5,113,683	265,617	3,295,627	7,191,674	2,759,816	5,723,309	4,261,402	1,582,883	3,289,802	2,500,093
Short Russell2000	39,783,735	69,037,703	1,476,890	23,584,093	48,598,924	48,598,924	2,354,563	23,916,394	65,703,161	23,584,093	54,392,629	40,499,103	11,076,678	31,265,308	20,058,018
UltraShort QQQ®	46,278,103	84,113,373	4,060,031	33,289,129	38,966,923	38,966,923	2,811,102	59,438,228	67,060,462	33,289,129	43,612,352	32,472,436	30,450,232	25,068,720	36,213,601
UltraShort Dow30SM	23,757,328	43,218,948	2,107,953	17,148,546	19,826,347	19,826,347	1,443,837	30,833,095	34,331,380	17,148,546	22,189,938	16,521,955	15,809,646	12,754,950	18,720,938
UltraShort S&P500®	162,619,909	287,496,110	9,297,085	104,552,666	174,201,728	174,201,728	9,724,975	141,772,635	255,527,497	104,552,666	194,969,131	145,168,106	69,728,135	112,069,778	99,919,939
UltraShort Russell3000	221,347	407,131	22,385	166,635	164,134	164,134	13,537	324,329	308,885	166,635	183,701	136,778	167,886	105,593	189,520
UltraShort MidCap400	3,790,130	6,770,694	259,831	2,544,644	3,736,459	3,736,459	227,987	3,886,738	5,782,908	2,544,644	4,181,900	3,113,716	1,948,736	2,403,789	2,566,111
UltraShort SmallCap600	3,133,248	5,685,752	269,269	2,239,796	2,680,356	2,680,356	190,152	3,948,453	4,562,771	2,239,796	2,999,894	2,233,630	2,019,516	1,724,363	2,420,953
UltraShort Russell2000	33,530,017	60,677,188	2,778,098	23,710,254	29,459,290	29,459,290	2,031,697	40,857,326	49,241,638	23,710,254	32,971,270	24,549,408	20,835,736	18,952,143	25,338,544
UltraPro Short QQQ®	7,683,753	14,152,828	789,257	5,815,019	5,606,200	5,606,200	470,288	11,423,346	10,673,726	5,815,019	6,274,542	4,671,834	5,919,428	3,606,656	6,646,041
UltraPro Short Dow30SM	2,993,260	5,448,309	267,445	2,165,243	2,484,049	2,484,049	181,971	3,909,839	4,318,085	2,165,243	2,780,184	2,070,040	2,005,841	1,598,071	2,368,927
UltraPro Short S&P500®	25,935,579	47,633,805	2,579,515	19,416,576	19,557,009	19,557,009	1,584,795	37,417,004	36,365,983	19,416,576	21,888,491	16,297,507	19,346,359	12,581,676	21,968,003
UltraPro Short MidCap400	876,682	1,668,834	123,318	746,636	390,137	390,137	54,683	1,752,464	1,084,755	746,636	436,647	325,114	924,886	250,988	941,253
UltraPro Short Russell2000	4,146,332	7,803,055	527,969	3,393,088	2,259,731	2,259,731	256,924	7,542,213	5,351,521	3,393,088	2,529,124	1,883,109	3,959,767	1,453,760	4,147,728
UltraShort Russell1000 Value	215,651	393,630	19,947	157,694	173,872	173,872	13,131	290,853	308,383	157,694	194,600	144,893	149,605	111,858	174,406
UltraShort Russell1000 Growth	289,120	528,556	27,249	212,683	229,313	229,313	17,620	396,773	411,420	212,683	256,650	191,094	204,367	147,525	236,605
UltraShort Russell MidCap Value	210,089	384,631	20,143	155,402	164,061	164,061	12,814	292,939	297,588	155,402	183,619	136,717	151,072	105,546	173,810
UltraShort Russell MidCap Growth	269,709	505,824	33,269	218,027	155,045	155,045	16,679	476,104	352,399	218,027	173,528	129,204	249,518	99,745	263,892
UltraShort Russell2000 Value	641,055	1,179,690	65,183	483,485	472,712	472,712	39,216	944,074	893,168	483,485	529,066	393,927	488,871	304,111	550,822
UltraShort Russell2000 Growth	1,614,209	2,963,298	159,691	1,206,332	1,223,629	1,223,629	98,610	2,317,253	2,266,811	1,206,332	1,369,503	1,019,691	1,197,684	787,201	1,362,563
Short Basic Materials	345,933	613,194	20,773	224,899	363,101	363,101	20,718	315,030	539,587	224,900	406,388	302,584	155,798	233,595	218,034
Short Financials	9,387,181	16,556,154	512,385	5,974,553	10,237,885	10,237,885	560,623	7,855,915	14,847,387	5,974,553	11,458,391	8,531,571	3,842,887	6,586,373	5,634,272
Short Oil & Gas	625,083	1,097,972	31,358	390,937	702,439	702,439	37,246	485,843	999,717	390,937	786,180	585,366	235,186	451,902	359,995
Short Real Estate	3,012,727	5,317,617	166,954	1,923,748	3,266,936	3,266,936	180,004	2,555,149	4,755,092	1,923,749	3,656,403	2,722,447	1,252,154	2,101,729	1,822,062
Short KBW Regional Banking	1,244,358	2,206,558	75,236	810,270	1,302,270	1,302,270	74,541	1,140,118	1,938,902	810,269	1,457,519	1,085,225	564,268	837,793	787,103
UltraShort Basic Materials	8,451,121	15,709,200	956,044	6,615,671	5,506,352	5,506,352	519,966	13,751,707	11,387,842	6,615,671	6,162,790	4,588,626	7,170,331	3,542,420	7,793,578
UltraShort Nasdaq Biotechnology	402,877	733,868	36,338	292,283	331,783	331,783	24,503	530,847	579,828	292,284	371,336	276,486	272,533	213,447	320,720
UltraShort Consumer Goods	515,845	927,227	38,884	355,131	482,141	482,141	31,138	576,512	772,987	355,131	539,620	401,784	291,627	310,178	368,614
UltraShort Consumer Services	1,193,797	2,139,772	86,254	812,533	1,143,793	1,143,793	71,946	1,283,805	1,803,820	812,533	1,280,150	953,161	646,903	735,840	832,533
UltraShort Financials	24,997,439	47,609,856	3,531,782	21,328,174	11,007,794	11,007,794	1,559,692	50,178,800	30,868,262	21,328,174	12,320,084	9,173,161	26,488,365	7,081,681	26,924,033
UltraShort Health Care	309,172	558,518	25,018	217,131	276,125	276,125	18,715	368,658	456,439	217,131	309,043	230,104	187,634	177,640	230,349
UltraShort Industrials	1,316,667	2,392,558	115,163	946,241	1,111,278	1,111,278	79,968	1,686,368	1,909,349	946,241	1,243,758	926,065	863,723	714,922	1,028,398
UltraShort Oil & Gas	7,789,633	14,272,019	753,466	5,778,482	6,033,453	6,033,453	475,330	10,950,758	11,007,475	5,778,482	6,752,729	5,027,878	5,650,997	3,881,522	6,480,956
UltraShort Real Estate	16,714,518	30,281,992	1,406,262	11,872,913	14,524,812	14,524,812	1,013,448	20,655,987	24,461,084	11,872,913	16,256,383	12,104,010	10,546,964	9,344,296	12,748,798
UltraShort Semiconductors	2,354,068	4,257,296	193,373	1,660,467	2,080,803	2,080,803	142,589	2,845,945	3,463,830	1,660,467	2,328,866	1,734,003	1,450,299	1,338,650	1,769,776
UltraShort Technology	1,398,388	2,509,841	103,102	956,949	1,324,319	1,324,319	84,340	1,531,713	2,104,692	956,949	1,482,197	1,103,599	773,263	851,979	986,576
UltraShort Telecommunications	281,577	514,708	26,502	207,045	223,598	223,598	17,159	385,940	400,829	207,045	250,254	186,331	198,768	143,848	230,236
UltraShort Utilities	278,393	502,955	22,552	195,576	248,452	248,452	16,853	332,287	410,901	195,576	278,071	207,043	169,138	159,838	207,553
Short MSCI EAFE	16,997,460	29,375,993	557,076	9,891,420	21,318,120	21,318,120	1,003,701	9,220,270	28,367,124	9,891,420	23,859,553	17,765,100	4,178,069	13,714,658	8,163,155
Short MSCI Emerging Markets	16,337,098	28,445,957	665,426	9,832,115	19,514,949	19,514,949	968,712	10,616,966	26,745,071	9,832,115	21,841,418	16,262,458	4,990,698	12,554,617	8,560,976
Short FTSE China 25	414,629	732,341	23,285	265,526	447,308	447,308	24,783	355,807	653,193	265,527	500,634	372,757	174,636	287,768	252,455
UltraShort MSCI EAFE	1,973,770	3,557,269	154,587	1,373,353	1,801,250	1,801,250	119,322	2,284,306	2,934,437	1,373,353	2,015,986	1,501,042	1,159,405	1,158,804	1,442,363
UltraShort MSCI Emerging Markets	7,170,000	13,469,947	898,583	5,831,457	4,015,629	4,015,629	443,839	12,847,868	9,311,669	5,831,457	4,494,351	3,346,358	6,739,371	2,583,388	7,093,207
UltraShort MSCI Europe	8,116,512	14,894,321	799,485	6,056,969	6,178,629	6,178,629	495,721	11,604,701	11,411,781	6,056,969	6,915,212	5,148,858	5,996,139	3,974,918	6,832,120
UltraShort MSCI Pacific ex-Japan	195,043	357,636	19,039	145,119	149,771	149,771	11,907	276,533	274,921	145,119	167,626	124,809	142,794	96,353	163,229
UltraShort MSCI Brazil	826,957	1,517,724	81,582	617,434	628,567	628,567	50,511	1,184,058	1,162,193	617,434	703,502	523,806	611,868	404,378	696,790
UltraShort FTSE China 25	15,295,488	28,111,044	1,532,986	11,480,209	11,445,837	11,445,837	934,993	22,224,859	21,399,934	11,480,209	12,810,349	9,538,197	11,497,395	7,363,488	13,020,070
UltraShort MSCI Japan	1,966,400	3,535,252	148,635	1,354,787	1,834,839	1,834,839	118,710	2,203,210	2,944,981	1,354,787	2,053,579	1,529,033	1,114,761	1,180,413	1,407,415

ProShares Trust Notes to Schedules of Portfolio Investments

August 31, 2011 (Unaudited)

Fund Name	BNP Paribas Securities Corp., 0.03%, dated 08/31/11, due 09/01/11 (1)	BNP Paribas Securities Corp., 0.05%, dated 08/31/11, due 09/01/11 (2)	BNP Paribas Securities Corp., 0.09%, dated 08/31/11, due 09/01/11 (3)	Credit Suisse (USA) LLC, 0.00%, dated 08/31/11, due 09/01/11 (4)	Credit Suisse (USA) LLC, 0.03%, dated 08/29/11, due 09/02/11 (5)	Credit Suisse (USA) LLC, 0.04%, dated 08/26/11, due 09/02/11 (6)	Credit Suisse (USA) LLC, 0.05%, dated 08/31/11, due 09/01/11 (7)	Credit Suisse (USA) LLC, 0.06%, dated 08/31/11, due 09/01/11 (8)	ING Financial Markets LLC, 0.06%, dated 08/31/11, due 09/01/11 (9)	JPMorgan Securities, Inc., 0.01%, dated 08/31/11, due 09/01/11 (10)	JPMorgan Securities, Inc., 0.03%, dated 08/31/11, due 09/01/11 (11)	JPMorgan Securities, Inc., 0.05%, dated 08/31/11, due 09/01/11 (12)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.02%, dated 08/31/11, due 09/01/11 (13)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.04%, dated 08/31/11, due 09/01/11 (14)	UBS Securities LLC, 0.05%, dated 08/31/11, due 09/01/11 (15)
UltraShort MSCI Mexico Investable Market	296,068	539,620	26,896	215,274	242,383	242,383	18,013	392,701	425,339	215,274	271,279	201,986	201,719	155,933	236,746
Short 7-10 Year Treasury	1,461,043	2,477,672	18,723	777,329	2,051,143	2,051,143	85,376	398,863	2,554,986	777,329	2,295,670	1,709,286	140,421	1,319,569	541,288
Short 20+ Year Treasury	88,824,987	154,247,313	3,363,359	52,820,892	108,012,285	108,012,285	5,259,054	54,287,852	146,431,539	52,820,892	120,888,935	90,010,237	25,225,196	69,487,903	45,145,976
Short High Yield	3,147,137	5,391,254	73,723	1,757,876	4,167,784	4,167,784	184,932	1,309,973	5,369,956	1,757,876	4,664,645	3,473,153	552,922	2,681,274	1,349,617
Short Investment Grade Corporate	102,611	178,936	4,346	62,171	121,318	121,318	6,089	68,937	167,315	62,171	135,781	101,099	32,598	78,048	54,689
UltraShort 3-7 Year Treasury	384,137	650,221	4,179	202,516	544,862	544,862	22,424	94,832	674,731	202,516	609,818	454,052	31,344	350,528	138,224
UltraShort 7-10 Year Treasury	39,045,461	67,690,343	1,408,736	23,044,570	48,002,674	48,002,674	2,309,613	22,922,478	64,646,888	23,044,570	53,725,298	40,002,229	10,565,518	30,881,720	19,461,685
UltraShort 20+ Year Treasury	528,023,916	953,962,491	42,783,035	370,969,545	471,163,111	471,163,111	31,964,982	630,373,365	779,310,908	370,969,545	527,332,671	392,635,926	320,872,763	303,114,935	393,713,865
UltraShort TIPS	165,169	277,772	685	84,298	242,612	242,612	9,608	25,771	294,563	84,298	271,535	202,177	5,141	156,080	53,320
Credit Suisse 130/30	134,167	226,853	1,307	70,351	191,449	191,449	7,827	31,059	236,273	70,351	214,272	159,541	9,801	123,165	47,437
Hedge Replication ETF	235,354	408,342	8,693	139,408	287,835	287,835	13,927	140,886	388,866	139,408	322,149	239,863	65,195	185,174	118,414
RAFI® Long/Short	40,032	68,775	1,059	22,664	52,102	52,102	2,356	18,305	67,820	22,664	58,313	43,418	7,946	33,519	17,835

	1,499,999,997	2,675,000,000	99,999,996	999,999,997	1,499,999,999	1,499,999,999	90,141,772	1,499,999,996	2,299,999,997	999,999,997	1,678,822,018	1,249,999,998	750,000,002	964,999,998	1,000,000,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at August 31, 2011 as follows:

(1)	U.S. Treasury Notes, 1.50% to 4.25%, due 09/30/13 to 05/31/18, which had an aggregate value of $1,530,000,013.
(2)	U.S. Treasury Bonds, 5.38% to 6.25%, due 05/15/30 to 02/15/31; U.S. Treasury Notes, 0.13% to 2.38%, due 08/31/13 to 03/31/16, which had an aggregate value of $2,728,500,012.
(3)	U.S. Treasury Bonds, 0%, due 11/15/11 to 02/15/40, which had an aggregate value of $102,000,001.
(4)	U.S. Treasury Bonds, 5.25% to 6.63%, due 02/15/27 to 02/15/29; U.S. Treasury Notes, 1.88% to 3.00%, due 04/30/14 to 07/31/18, which had an aggregate value of $1,020,003,644.
(5)	U.S. Treasury Notes, 1.88% to 4.25%, due 02/28/14 to 02/15/19, which had an aggregate value of $1,530,000,611.
(6)

Government National Mortgage Association, 5.00%, due 06/20/41; U.S. Treasury Bills, 0%, due 10/06/11 to 08/23/12; U.S. Treasury Note, 3.13%, due 09/30/13, which had an aggregate value of $1,530,000,779.

(7)	U.S. Treasury Bonds, 4.38% to 6.13%, due 08/15/29 to 11/15/39, which had an aggregate value of $91,945,690.
(8)	Government National Mortgage Association, 2.00% to 6.50%, due 10/20/17 to 01/15/53, which had an aggregate value of $1,530,000,477.
(9)	Federal Farm Credit Bank, 0% to 4.90%, due 12/28/11 to 01/17/17; Federal Home Loan Bank, 0% to 5.25%, due 09/07/11 to 04/28/26; Federal Home Loan Mortgage Corp., 0% to 5.50%, due 11/02/11 to 12/29/20;
Federal National Mortgage Association, 0% to 6.63%, due 09/13/11 to 11/15/30, which had an aggregate value of $2,346,002,526.
(10)	U.S. Treasury Bonds, 1.75% to 3.88%, due 01/15/25 to 02/15/41, which had an aggregate value of $1,020,004,960.
(11)	U.S. Treasury Bonds, 0%, due 02/15/13 to 02/15/38, which had an aggregate value of $1,712,400,598.
(12)	Government National Mortgage Association, 3.29% to 6.50%, due 10/15/18 to 05/15/53, which had an aggregate value of $1,275,001,611.
(13)	U.S. Treasury Bond, 4.63%, due 02/15/40; U.S. Treasury Notes, 0.63% to 3.25%, due 04/15/13 to 12/31/16, which had an aggregate value of $765,000,008.
(14)	U.S. Treasury Bill, 0%, due 01/26/12; U.S. Treasury Bond, 0%, due 08/15/39; U.S. Treasury Notes, 0.38% to 4.00%, due 11/15/12 to 11/15/20, which had an aggregate value of $984,300,004.
(15)	U.S. Treasury Bonds, 2.38% to 8.88%, due 08/15/17 to 02/15/39; U.S. Treasury Notes, 0.13% to 2.50%, due 04/15/14 to 07/15/16, which had an aggregate value of $1,020,000,008.

ProShares Trust Notes to Schedules of Portfolio Investments

August 31, 2011 (Unaudited)

Real Estate Investment Trusts (“REITs”)

The Funds may own shares of REITs which report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Accounting for Derivatives Instruments

In seeking to achieve each Fund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate the inverse, multiple, or multiple inverse performance of its benchmark, as appropriate, based upon each Fund’s investment objective.

All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the exposure desired by the Advisor, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period. Following is a description of how and why the Funds use

ProShares Trust Notes to Schedules of Portfolio Investments

August 31, 2011 (Unaudited)

derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

The Funds may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. Cash-settled futures contracts obligate the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified asset on the ex-date of the contract. The Funds generally choose to engage in closing or offsetting transactions before final settlement.

Upon entering into a contract, each Fund is required to deposit and maintain as collateral, at least such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is segregated as cash balances with brokers for futures contracts, as disclosed in the Statements of Assets and Liabilities, and is restricted as to its use. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Each Fund will realize a gain or loss upon closing of a futures transaction.

Futures contracts in which the Funds invest involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount of variation margin. The notional amounts reflect the extent of the total exposure each Fund has in the particular classes of instruments. Additional risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Swap Agreements

Swap agreements are two-party contracts entered into primarily with institutional investors for periods ranging from one day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rate of return) earned or realized on particular predetermined investments or instruments.

The Funds may enter into swap agreements for purposes of gaining exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to create an economic hedge against a position. Most swap agreements entered into by the Funds calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, each Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in the index, which is intended to have aggregate characteristics similar to those of the index, or to a component of the index. On a “long” swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets, plus an amount equal to any dividends or interest that would have been received on those assets. Each Fund will agree to pay to the counterparty an amount equal to a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to each Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by each Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

Pursuant to valuation procedures approved by the Board, the net amount of the excess, if any, of each Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds’ custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the underlying instruments less the interest payable by each Fund on the notional amount are recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”.

Some Funds may also enter into swap agreements that provide the opposite return of their index or a security (“short” the index or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

ProShares Trust Notes to Schedules of Portfolio Investments

August 31, 2011 (Unaudited)

Swap agreements in which the Funds invest involve, to varying degrees, elements of market risk (generally, equity price risk related to equity index swap agreements, and interest rate risk related to bond swap agreements) and exposure to loss in excess of the unrealized gain/loss reflected.

The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement, which may exceed the net asset value of each Fund. Additional risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. Each Fund bears counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The unrealized gain (loss) as of the period end is disclosed in the swap tables included in the Schedule of Portfolio Investments. A Fund will enter into swap agreements only with major global financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The Advisor may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty and generally requiring collateral to be posted by the counterparty for amounts owed to the Funds.

The Funds, as applicable, collateralize swap agreements by segregating or designating cash and certain securities as indicated on their Schedule of Portfolio Investments. Certain collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the Fund. In the event of a default by the counterparty, the Fund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganizational proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

The Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Funds have sought to mitigate these risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds. To the extent any such collateral is insufficient, the Funds will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of August 31, 2011, the collateral posted by counterparties consisted of U.S. treasury securities.

All of the outstanding swap agreements held by the Funds on August 31, 2011 contractually terminate within twenty seven months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to pay or receive the “unrealized appreciation or depreciation” amount existing at the date of termination.

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions were accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.

Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Risk

Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain of the common principal risks encountered by the Funds.

•        Concentration Risk

The Funds will typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

ProShares Trust Notes to Schedules of Portfolio Investments

August 31, 2011 (Unaudited)

•        Geographic Concentration Risk

Certain Funds that are exposed to particular foreign countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those foreign countries or regions.

•        Correlation and Compounding Risk

A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such securities or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder a Fund’s ability to meet its daily investment objective on or around that day. By the close of the markets each trading day, each Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with its investment objective.

Compounding affects all investments, but has a more significant impact on a leveraged, inverse, or inverse leveraged fund. Certain Funds are “leveraged” funds in the sense that they have investment objectives to match a multiple or an inverse multiple of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds’ having a single day investment objective in combination with the use of leverage, which is that for periods greater than one day, the effect of compounding may cause the performance of a Fund to be either greater than or less than the index performance (or the inverse of the index performance) times the stated multiple in the Fund’s objective, before accounting for fees and fund expenses. As a result of compounding, leveraged, inverse and inverse leveraged Funds are unlikely to provide a simple multiple (e.g., -1x,  -2x, 3x or -3x) of an index’s return over periods longer than a single day.  A “single day” is measured from the time a Fund calculates its net asset value to the time of the Fund’s next net asset value calculation. During periods of higher index volatility, the volatility of the index may affect the Funds’ return as much as or more than the return of the index.

•        Counterparty Risk

A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund. The Funds may structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds have sought to mitigate these risks by generally requiring that the counterparties post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount that the counterparty owes the Fund, subject to certain minimum thresholds. To the extent any such collateral is insufficient, the Funds will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. The Funds enter into swap agreements and forward contracts with counterparties that the Advisor has determined to be major global financial institutions.

At August 31, 2011, the Ultra QQQ®, Ultra Dow30SM, Ultra S&P500®, Ultra Russell3000, Ultra MidCap400, Ultra SmallCap600, UltraPro MidCap400, UltraPro Russell2000, Ultra Russell1000 Value, Ultra Russell1000 Growth, Ultra Russell MidCap Value, Ultra Russell MidCap Growth, Ultra Russell2000 Growth, Ultra Consumer Goods, Ultra Consumer Services, Ultra Health Care, Ultra Industrials, Ultra Oil & Gas, Ultra Real Estate, Ultra KBW Regional Banking, Ultra Technology, Ultra Telecommunications, Ultra Utilities, Ultra MSCI EAFE, Ultra MSCI Emerging Markets, Ultra MSCI Europe, Ultra MSCI Pacific ex-Japan, Ultra FTSE China 25, Ultra MSCI Japan, Ultra MSCI Mexico Investable Market, Ultra 7-10 Year Treasury, Ultra 20+ Year Treasury, Ultra Investment Grade Corporate, UltraShort S&P500®, UltraShort Russell1000 Value, UltraShort Russell MidCap Growth, UltraShort Russell2000 Value, UltraShort Basic Materials, UltraShort Consumer Services, UltraShort Financials, UltraShort Health Care, UltraShort Semiconductors, UltraShort Technology, Short FTSE China 25, UltraShort MSCI EAFE, UltraShort MSCI Emerging Markets, UltraShort MSCI Pacific ex-Japan, UltraShort MSCI Brazil, UltraShort FTSE China 25, UltraShort MSCI Japan and RAFI® Long/Short Funds had unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund’s net assets.

ProShares Trust Notes to Schedules of Portfolio Investments

August 31, 2011 (Unaudited)

•        Risks Associated with the Use of Derivatives

The Funds use investment techniques and derivatives that may be considered aggressive. The Funds’ investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested. Such derivatives, particularly when used to create leverage, inverse, or inverse leverage, may expose the Funds to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the values of the instruments and an index, which may prevent a Fund from achieving its investment objective. The cost to use derivatives generally increases as interest rates increase, which may lower a Fund’s return.

•        Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Such a situation may prevent a Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with the index.

5. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

Item 2. Controls and Procedures.

(a)          The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:	/s/ Louis M. Mayberg
Louis Mayberg
President
October 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Louis M. Mayberg
Louis Mayberg
President
October 26, 2011

By:
/s/ Charles Todd
Charles Todd
Treasurer
October 26, 2011